John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 10.5%
Diversified telecommunication services – 1.6%
AT&T, Inc.	1,548,456	$44,146,481
CenturyLink, Inc.	214,674	2,166,061
Verizon Communications, Inc.	899,313	53,500,130
		99,812,672
Entertainment – 2.0%
Activision Blizzard, Inc.	167,749	13,579,282
Electronic Arts, Inc. (A)	62,763	8,184,923
Live Nation Entertainment, Inc. (A)	30,888	1,664,245
Netflix, Inc. (A)	95,845	47,925,375
Take-Two Interactive Software, Inc. (A)	24,849	4,105,552
The Walt Disney Company	392,724	48,729,194
		124,188,571
Interactive media and services – 5.4%
Alphabet, Inc., Class A (A)	65,300	95,703,680
Alphabet, Inc., Class C (A)	63,806	93,769,298
Facebook, Inc., Class A (A)	522,516	136,846,940
Twitter, Inc. (A)	171,894	7,649,283
		333,969,201
Media – 1.3%
Charter Communications, Inc., Class A (A)	32,507	20,295,420
Comcast Corp., Class A	990,721	45,830,753
Discovery, Inc., Series A (A)(B)	34,791	757,400
Discovery, Inc., Series C (A)	67,300	1,319,080
DISH Network Corp., Class A (A)	53,616	1,556,472
Fox Corp., Class A (B)	74,692	2,078,678
Fox Corp., Class B	34,041	952,127
News Corp., Class A	84,576	1,185,756
News Corp., Class B	26,423	369,394
Omnicom Group, Inc.	46,697	2,311,502
The Interpublic Group of Companies, Inc.	84,741	1,412,632
ViacomCBS, Inc., Class B	122,523	3,431,869
		81,501,083
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	126,434	14,458,992
		653,930,519
Consumer discretionary – 11.2%
Auto components – 0.1%
Aptiv PLC	58,684	5,380,149
BorgWarner, Inc.	45,041	1,744,888
		7,125,037
Automobiles – 0.2%
Ford Motor Company	849,213	5,655,759
General Motors Company	273,694	8,098,605
		13,754,364
Distributors – 0.1%
Genuine Parts Company	31,353	2,983,865
LKQ Corp. (A)	60,841	1,687,121
		4,670,986
Hotels, restaurants and leisure – 1.6%
Carnival Corp. (B)	112,549	1,708,494
Chipotle Mexican Grill, Inc. (A)	6,078	7,559,269
Darden Restaurants, Inc.	28,270	2,847,920
Domino's Pizza, Inc.	8,551	3,636,569
Hilton Worldwide Holdings, Inc.	60,267	5,141,980
Las Vegas Sands Corp.	71,378	3,330,497
Marriott International, Inc., Class A	57,796	5,350,754
McDonald's Corp.	161,714	35,494,606
MGM Resorts International	88,978	1,935,272
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Norwegian Cruise Line Holdings, Ltd. (A)(B)	59,899	$1,024,872
Royal Caribbean Cruises, Ltd. (B)	38,722	2,506,475
Starbucks Corp.	254,056	21,828,492
Wynn Resorts, Ltd.	21,095	1,514,832
Yum! Brands, Inc.	65,503	5,980,424
		99,860,456
Household durables – 0.4%
D.R. Horton, Inc. (B)	71,928	5,439,915
Garmin, Ltd.	32,418	3,075,171
Leggett & Platt, Inc.	28,773	1,184,584
Lennar Corp., A Shares	59,681	4,874,744
Mohawk Industries, Inc. (A)	12,997	1,268,377
Newell Brands, Inc.	82,069	1,408,304
NVR, Inc. (A)	756	3,086,839
PulteGroup, Inc.	58,282	2,697,874
Whirlpool Corp.	13,538	2,489,503
		25,525,311
Internet and direct marketing retail – 5.2%
Amazon.com, Inc. (A)	92,528	291,345,689
Booking Holdings, Inc. (A)	8,899	15,223,341
eBay, Inc.	144,498	7,528,346
Etsy, Inc. (A)	25,933	3,154,231
Expedia Group, Inc.	29,492	2,704,121
		319,955,728
Leisure products – 0.0%
Hasbro, Inc.	27,695	2,290,930
Multiline retail – 0.5%
Dollar General Corp.	54,122	11,345,054
Dollar Tree, Inc. (A)	51,573	4,710,678
Target Corp.	108,798	17,126,981
		33,182,713
Specialty retail – 2.4%
Advance Auto Parts, Inc.	15,026	2,306,491
AutoZone, Inc. (A)	5,077	5,978,878
Best Buy Company, Inc.	50,063	5,571,511
CarMax, Inc. (A)	35,441	3,257,382
L Brands, Inc.	50,730	1,613,721
Lowe's Companies, Inc.	164,242	27,241,178
O'Reilly Automotive, Inc. (A)	16,096	7,421,544
Ross Stores, Inc.	77,352	7,218,489
The Gap, Inc.	44,656	760,492
The Home Depot, Inc.	233,943	64,968,311
The TJX Companies, Inc.	260,589	14,501,778
Tiffany & Company	23,475	2,719,579
Tractor Supply Company	25,259	3,620,625
Ulta Beauty, Inc. (A)	12,241	2,741,739
		149,921,718
Textiles, apparel and luxury goods – 0.7%
Hanesbrands, Inc.	75,666	1,191,740
NIKE, Inc., Class B	270,544	33,964,094
PVH Corp.	15,416	919,410
Ralph Lauren Corp.	10,466	711,374
Tapestry, Inc.	60,034	938,331
Under Armour, Inc., Class A (A)	40,971	460,104
Under Armour, Inc., Class C (A)	42,263	415,868
VF Corp.	69,439	4,878,090
		43,479,011
		699,766,254
Consumer staples – 6.8%
Beverages – 1.6%
Brown-Forman Corp., Class B	39,667	2,987,718

1

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Constellation Brands, Inc., Class A (B)	36,515	$6,919,958
Molson Coors Beverage Company, Class B	40,868	1,371,530
Monster Beverage Corp. (A)	80,232	6,434,606
PepsiCo, Inc.	300,919	41,707,373
The Coca-Cola Company	840,165	41,478,946
		100,900,131
Food and staples retailing – 1.5%
Costco Wholesale Corp.	95,955	34,064,025
Sysco Corp.	110,519	6,876,492
The Kroger Company	169,064	5,732,960
Walgreens Boots Alliance, Inc.	156,307	5,614,547
Walmart, Inc.	301,767	42,220,221
		94,508,245
Food products – 1.1%
Archer-Daniels-Midland Company	120,756	5,613,946
Campbell Soup Company	43,998	2,128,183
Conagra Brands, Inc.	106,160	3,790,974
General Mills, Inc.	132,769	8,189,192
Hormel Foods Corp. (B)	60,981	2,981,361
Kellogg Company	55,149	3,562,074
Lamb Weston Holdings, Inc.	31,581	2,092,873
McCormick & Company, Inc.	26,937	5,228,472
Mondelez International, Inc., Class A	310,417	17,833,457
The Hershey Company	32,036	4,592,040
The J.M. Smucker Company	24,791	2,863,856
The Kraft Heinz Company	140,820	4,217,559
Tyson Foods, Inc., Class A	63,948	3,803,627
		66,897,614
Household products – 1.8%
Church & Dwight Company, Inc.	53,747	5,036,631
Colgate-Palmolive Company	186,337	14,375,900
Kimberly-Clark Corp.	74,119	10,944,412
The Clorox Company	27,430	5,764,963
The Procter & Gamble Company	541,062	75,202,207
		111,324,113
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	49,022	10,699,052
Tobacco – 0.6%
Altria Group, Inc.	403,881	15,605,962
Philip Morris International, Inc.	338,442	25,379,766
		40,985,728
		425,314,883
Energy – 2.0%
Energy equipment and services – 0.2%
Baker Hughes Company	142,632	1,895,579
Halliburton Company	190,917	2,300,550
National Oilwell Varco, Inc.	84,384	764,519
Schlumberger NV	301,674	4,694,047
TechnipFMC PLC	91,792	579,208
		10,233,903
Oil, gas and consumable fuels – 1.8%
Apache Corp.	82,033	776,853
Cabot Oil & Gas Corp.	86,622	1,503,758
Chevron Corp.	405,820	29,219,040
Concho Resources, Inc.	42,749	1,886,086
ConocoPhillips	233,098	7,654,938
Devon Energy Corp.	83,193	787,006
Diamondback Energy, Inc.	34,299	1,033,086
EOG Resources, Inc.	126,538	4,547,776
Exxon Mobil Corp.	918,910	31,546,180
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	59,408	$2,431,569
HollyFrontier Corp.	32,392	638,446
Kinder Morgan, Inc.	423,058	5,216,305
Marathon Oil Corp.	171,560	701,680
Marathon Petroleum Corp.	141,414	4,149,087
Noble Energy, Inc.	105,327	900,546
Occidental Petroleum Corp.	181,930	1,821,119
ONEOK, Inc.	96,538	2,508,057
Phillips 66	94,906	4,919,927
Pioneer Natural Resources Company	35,702	3,070,015
The Williams Companies, Inc.	263,740	5,182,491
Valero Energy Corp.	88,617	3,838,888
		114,332,853
		124,566,756
Financials – 9.4%
Banks – 3.2%
Bank of America Corp.	1,656,991	39,916,913
Citigroup, Inc.	452,445	19,504,904
Citizens Financial Group, Inc.	92,760	2,344,973
Comerica, Inc.	30,217	1,155,800
Fifth Third Bancorp	154,790	3,300,123
First Republic Bank	37,406	4,079,498
Huntington Bancshares, Inc.	221,095	2,027,441
JPMorgan Chase & Co.	662,328	63,762,317
KeyCorp	212,112	2,530,496
M&T Bank Corp.	27,878	2,567,285
People's United Financial, Inc.	92,308	951,695
Regions Financial Corp.	208,670	2,405,965
SVB Financial Group (A)	11,249	2,706,734
The PNC Financial Services Group, Inc.	92,256	10,139,857
Truist Financial Corp.	292,873	11,143,818
U.S. Bancorp	297,911	10,680,109
Wells Fargo & Company	895,398	21,050,807
Zions Bancorp NA	35,636	1,041,284
		201,310,019
Capital markets – 2.5%
Ameriprise Financial, Inc.	26,138	4,028,127
BlackRock, Inc.	30,819	17,368,047
Cboe Global Markets, Inc.	23,636	2,073,823
CME Group, Inc.	77,939	13,039,974
E*TRADE Financial Corp.	48,050	2,404,903
Franklin Resources, Inc.	58,133	1,183,007
Intercontinental Exchange, Inc.	121,974	12,203,499
Invesco, Ltd.	81,827	933,646
MarketAxess Holdings, Inc.	8,252	3,974,081
Moody's Corp.	35,082	10,168,518
Morgan Stanley	260,432	12,591,887
MSCI, Inc.	18,177	6,485,190
Nasdaq, Inc.	24,988	3,066,277
Northern Trust Corp.	45,225	3,526,193
Raymond James Financial, Inc.	26,530	1,930,323
S&P Global, Inc.	52,376	18,886,786
State Street Corp.	76,582	4,543,610
T. Rowe Price Group, Inc.	49,331	6,325,221
The Bank of New York Mellon Corp.	177,119	6,082,266
The Charles Schwab Corp.	252,052	9,131,844
The Goldman Sachs Group, Inc.	74,777	15,027,934
		154,975,156
Consumer finance – 0.4%
American Express Company	141,737	14,209,134
Capital One Financial Corp.	99,239	7,131,315
Discover Financial Services	66,594	3,847,801

2

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Synchrony Financial	117,985	$3,087,667
		28,275,917
Diversified financial services – 1.5%
Berkshire Hathaway, Inc., Class B (A)	430,789	91,732,210
Insurance – 1.8%
Aflac, Inc.	144,090	5,237,672
American International Group, Inc.	187,212	5,153,946
Aon PLC, Class A	50,344	10,385,967
Arthur J. Gallagher & Company	41,618	4,394,028
Assurant, Inc.	12,963	1,572,542
Chubb, Ltd.	98,094	11,390,675
Cincinnati Financial Corp.	32,511	2,534,883
Everest Re Group, Ltd.	8,687	1,716,030
Globe Life, Inc.	21,296	1,701,550
Lincoln National Corp.	39,478	1,236,846
Loews Corp.	51,804	1,800,189
Marsh & McLennan Companies, Inc.	110,083	12,626,520
MetLife, Inc.	167,671	6,232,331
Principal Financial Group, Inc.	55,485	2,234,381
Prudential Financial, Inc.	85,844	5,452,811
The Allstate Corp.	67,874	6,389,658
The Hartford Financial Services Group, Inc.	77,845	2,869,367
The Progressive Corp.	127,223	12,044,201
The Travelers Companies, Inc.	55,025	5,953,155
Unum Group	44,236	744,492
W.R. Berkley Corp.	30,562	1,868,866
Willis Towers Watson PLC	28,004	5,847,795
		109,387,905
		585,681,207
Health care – 13.8%
Biotechnology – 2.1%
AbbVie, Inc.	383,547	33,594,882
Alexion Pharmaceuticals, Inc. (A)	47,632	5,450,530
Amgen, Inc.	127,287	32,351,264
Biogen, Inc. (A)	34,406	9,760,294
Gilead Sciences, Inc.	272,468	17,217,253
Incyte Corp. (A)	40,400	3,625,496
Regeneron Pharmaceuticals, Inc. (A)	22,720	12,718,202
Vertex Pharmaceuticals, Inc. (A)	56,606	15,403,625
		130,121,546
Health care equipment and supplies – 3.8%
Abbott Laboratories	384,784	41,876,043
ABIOMED, Inc. (A)	9,790	2,712,417
Align Technology, Inc. (A)	15,582	5,100,924
Baxter International, Inc.	110,018	8,847,648
Becton, Dickinson and Company	62,996	14,657,909
Boston Scientific Corp. (A)	310,924	11,880,406
Danaher Corp.	137,215	29,546,506
Dentsply Sirona, Inc.	47,485	2,076,519
DexCom, Inc. (A)	20,807	8,577,270
Edwards Lifesciences Corp. (A)(B)	135,121	10,785,358
Hologic, Inc. (A)	56,284	3,741,197
IDEXX Laboratories, Inc. (A)	18,485	7,266,638
Intuitive Surgical, Inc. (A)	25,433	18,045,731
Medtronic PLC	292,134	30,358,565
ResMed, Inc.	31,491	5,398,502
STERIS PLC	18,484	3,256,696
Stryker Corp.	71,018	14,798,021
Teleflex, Inc.	10,109	3,441,306
The Cooper Companies, Inc.	10,678	3,599,767
Varian Medical Systems, Inc. (A)	19,805	3,406,460
West Pharmaceutical Services, Inc.	16,048	4,411,595
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	44,998	$6,126,028
		239,911,506
Health care providers and services – 2.5%
AmerisourceBergen Corp.	31,943	3,095,916
Anthem, Inc.	54,659	14,680,861
Cardinal Health, Inc.	63,556	2,983,954
Centene Corp. (A)	125,934	7,345,730
Cigna Corp.	79,803	13,519,426
CVS Health Corp.	284,417	16,609,953
DaVita, Inc. (A)	16,353	1,400,634
HCA Healthcare, Inc.	57,302	7,144,413
Henry Schein, Inc. (A)	31,027	1,823,767
Humana, Inc.	28,751	11,899,751
Laboratory Corp. of America Holdings (A)	21,168	3,985,299
McKesson Corp.	35,248	5,249,485
Quest Diagnostics, Inc.	29,188	3,341,734
UnitedHealth Group, Inc.	206,534	64,391,105
Universal Health Services, Inc., Class B	16,886	1,807,140
		159,279,168
Health care technology – 0.1%
Cerner Corp.	66,368	4,797,743
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	67,004	6,763,384
Bio-Rad Laboratories, Inc., Class A (A)	4,648	2,395,858
Illumina, Inc. (A)	31,730	9,807,108
IQVIA Holdings, Inc. (A)	41,568	6,552,364
Mettler-Toledo International, Inc. (A)	5,210	5,031,558
PerkinElmer, Inc.	24,300	3,049,893
Thermo Fisher Scientific, Inc.	85,972	37,958,357
Waters Corp. (A)	13,458	2,633,461
		74,191,983
Pharmaceuticals – 4.1%
Bristol-Myers Squibb Company	489,841	29,532,514
Catalent, Inc. (A)	35,672	3,055,664
Eli Lilly & Company	172,530	25,537,891
Johnson & Johnson	572,184	85,186,754
Merck & Company, Inc.	549,673	45,595,375
Mylan NV (A)	112,345	1,666,076
Perrigo Company PLC	29,660	1,361,691
Pfizer, Inc.	1,207,661	44,321,159
Zoetis, Inc.	103,262	17,076,437
		253,333,561
		861,635,507
Industrials – 8.1%
Aerospace and defense – 1.6%
General Dynamics Corp.	50,510	6,992,099
Howmet Aerospace, Inc.	85,307	1,426,333
Huntington Ingalls Industries, Inc.	8,800	1,238,600
L3Harris Technologies, Inc.	46,985	7,979,932
Lockheed Martin Corp.	53,462	20,490,915
Northrop Grumman Corp.	33,695	10,630,436
Raytheon Technologies Corp.	332,001	19,103,338
Teledyne Technologies, Inc. (A)	8,011	2,485,092
Textron, Inc.	49,558	1,788,548
The Boeing Company	115,310	19,056,131
TransDigm Group, Inc.	11,781	5,597,389
		96,788,813
Air freight and logistics – 0.7%
CH Robinson Worldwide, Inc. (B)	29,301	2,994,269
Expeditors International of Washington, Inc.	36,437	3,298,277
FedEx Corp.	52,384	13,175,624

3

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	153,668	$25,605,699
		45,073,869
Airlines – 0.2%
Alaska Air Group, Inc.	26,870	984,248
American Airlines Group, Inc. (B)	110,526	1,358,365
Delta Air Lines, Inc.	138,623	4,239,091
Southwest Airlines Company	128,195	4,807,313
United Airlines Holdings, Inc. (A)	63,238	2,197,521
		13,586,538
Building products – 0.4%
A. O. Smith Corp.	29,420	1,553,376
Allegion PLC	20,045	1,982,651
Carrier Global Corp.	176,947	5,403,961
Fortune Brands Home & Security, Inc.	30,023	2,597,590
Johnson Controls International PLC	161,701	6,605,486
Masco Corp.	56,839	3,133,534
Trane Technologies PLC	52,018	6,307,183
		27,583,781
Commercial services and supplies – 0.4%
Cintas Corp.	18,894	6,288,490
Copart, Inc. (A)	44,901	4,721,789
Republic Services, Inc.	45,683	4,264,508
Rollins, Inc.	32,054	1,737,006
Waste Management, Inc.	84,467	9,559,130
		26,570,923
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc.	28,297	2,625,113
Quanta Services, Inc.	29,995	1,585,536
		4,210,649
Electrical equipment – 0.5%
AMETEK, Inc.	49,905	4,960,557
Eaton Corp. PLC	86,952	8,871,713
Emerson Electric Company	129,873	8,515,773
Rockwell Automation, Inc.	25,203	5,561,798
		27,909,841
Industrial conglomerates – 1.1%
3M Company	125,185	20,052,133
General Electric Company	1,902,327	11,851,497
Honeywell International, Inc.	152,517	25,105,823
Roper Technologies, Inc.	22,757	8,991,518
		66,000,971
Machinery – 1.6%
Caterpillar, Inc.	117,684	17,552,569
Cummins, Inc.	32,094	6,776,969
Deere & Company	68,105	15,094,111
Dover Corp.	31,289	3,389,850
Flowserve Corp.	28,288	771,980
Fortive Corp.	73,255	5,582,764
IDEX Corp.	16,410	2,993,348
Illinois Tool Works, Inc.	62,527	12,080,842
Ingersoll Rand, Inc. (A)	80,668	2,871,781
Otis Worldwide Corp.	88,473	5,522,485
PACCAR, Inc.	75,228	6,415,444
Parker-Hannifin Corp.	27,940	5,653,380
Pentair PLC	36,057	1,650,329
Snap-on, Inc.	11,837	1,741,578
Stanley Black & Decker, Inc.	34,703	5,628,827
Wabtec Corp.	38,876	2,405,647
Xylem, Inc.	39,110	3,289,933
		99,421,837
Professional services – 0.3%
Equifax, Inc.	26,396	4,141,532
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
IHS Markit, Ltd.	81,063	$6,364,256
Nielsen Holdings PLC	77,532	1,099,404
Robert Half International, Inc.	24,913	1,318,894
Verisk Analytics, Inc.	35,291	6,539,775
		19,463,861
Road and rail – 1.0%
CSX Corp.	166,268	12,914,036
JB Hunt Transport Services, Inc.	18,114	2,289,247
Kansas City Southern	20,504	3,707,738
Norfolk Southern Corp.	55,442	11,864,034
Old Dominion Freight Line, Inc.	20,909	3,782,856
Union Pacific Corp.	147,530	29,044,231
		63,602,142
Trading companies and distributors – 0.2%
Fastenal Company	124,665	5,621,145
United Rentals, Inc. (A)	15,665	2,733,543
W.W. Grainger, Inc.	9,780	3,489,211
		11,843,899
		502,057,124
Information technology – 27.4%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	11,896	2,461,639
Cisco Systems, Inc.	920,039	36,240,336
F5 Networks, Inc. (A)	13,295	1,632,227
Juniper Networks, Inc.	72,097	1,550,086
Motorola Solutions, Inc.	36,900	5,786,289
		47,670,577
Electronic equipment, instruments and components – 0.5%
Amphenol Corp., Class A	64,846	7,020,876
CDW Corp.	31,006	3,706,147
Corning, Inc.	165,375	5,359,804
FLIR Systems, Inc.	28,497	1,021,617
IPG Photonics Corp. (A)	7,755	1,318,117
Keysight Technologies, Inc. (A)	40,670	4,017,383
TE Connectivity, Ltd.	71,726	7,010,499
Zebra Technologies Corp., Class A (A)	11,592	2,926,516
		32,380,959
IT services – 5.5%
Accenture PLC, Class A	138,263	31,246,055
Akamai Technologies, Inc. (A)	35,360	3,908,694
Automatic Data Processing, Inc.	93,443	13,034,364
Broadridge Financial Solutions, Inc.	25,028	3,303,696
Cognizant Technology Solutions Corp., Class A	117,844	8,180,730
DXC Technology Company	55,243	986,088
Fidelity National Information Services, Inc.	134,656	19,822,710
Fiserv, Inc. (A)	120,792	12,447,616
FleetCor Technologies, Inc. (A)	18,267	4,349,373
Gartner, Inc. (A)	19,393	2,423,155
Global Payments, Inc.	65,033	11,548,560
IBM Corp.	193,547	23,548,863
Jack Henry & Associates, Inc.	16,656	2,708,099
Leidos Holdings, Inc.	29,048	2,589,629
Mastercard, Inc., Class A	191,978	64,921,200
Paychex, Inc.	69,628	5,554,226
PayPal Holdings, Inc. (A)	254,990	50,240,680
The Western Union Company	89,324	1,914,213
VeriSign, Inc. (A)	21,966	4,499,735
Visa, Inc., Class A	366,415	73,272,008
		340,499,694

4

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 4.9%
Advanced Micro Devices, Inc. (A)	255,154	$20,920,076
Analog Devices, Inc.	80,315	9,375,973
Applied Materials, Inc.	198,481	11,799,695
Broadcom, Inc.	87,406	31,843,754
Intel Corp.	924,292	47,859,840
KLA Corp.	33,786	6,545,700
Lam Research Corp.	31,648	10,499,224
Maxim Integrated Products, Inc.	58,022	3,922,867
Microchip Technology, Inc.	54,865	5,637,927
Micron Technology, Inc. (A)	241,449	11,338,445
NVIDIA Corp.	134,091	72,572,731
Qorvo, Inc. (A)	24,827	3,202,931
QUALCOMM, Inc.	245,203	28,855,489
Skyworks Solutions, Inc.	36,301	5,281,796
Teradyne, Inc.	36,083	2,867,155
Texas Instruments, Inc.	199,060	28,423,777
Xilinx, Inc.	53,096	5,534,727
		306,482,107
Software – 8.9%
Adobe, Inc. (A)	104,244	51,124,385
ANSYS, Inc. (A)	18,644	6,100,876
Autodesk, Inc. (A)	47,655	11,008,782
Cadence Design Systems, Inc. (A)	60,590	6,460,712
Citrix Systems, Inc.	26,847	3,697,100
Fortinet, Inc. (A)	29,191	3,438,992
Intuit, Inc.	56,898	18,560,697
Microsoft Corp.	1,644,657	345,920,707
NortonLifeLock, Inc.	128,442	2,676,731
Oracle Corp.	420,153	25,083,134
Paycom Software, Inc. (A)	10,641	3,312,543
salesforce.com, Inc. (A)	197,768	49,703,054
ServiceNow, Inc. (A)	41,683	20,216,255
Synopsys, Inc. (A)	32,982	7,057,488
Tyler Technologies, Inc. (A)	8,745	3,048,157
		557,409,613
Technology hardware, storage and peripherals – 6.8%
Apple, Inc.	3,493,835	404,621,029
Hewlett Packard Enterprise Company	279,564	2,619,515
HP, Inc.	298,500	5,668,515
NetApp, Inc.	48,248	2,115,192
Seagate Technology PLC	48,505	2,389,841
Western Digital Corp.	65,747	2,403,053
Xerox Holdings Corp.	38,886	729,890
		420,547,035
		1,704,989,985
Materials – 2.6%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	48,006	14,299,067
Albemarle Corp.	23,114	2,063,618
Celanese Corp.	25,708	2,762,325
CF Industries Holdings, Inc.	46,482	1,427,462
Corteva, Inc.	162,682	4,686,868
Dow, Inc.	161,067	7,578,202
DuPont de Nemours, Inc.	159,481	8,848,006
Eastman Chemical Company	29,415	2,297,900
Ecolab, Inc.	53,959	10,783,167
FMC Corp.	28,158	2,982,214
International Flavors & Fragrances, Inc. (B)	23,239	2,845,616
Linde PLC	114,175	27,188,493
LyondellBasell Industries NV, Class A	55,866	3,937,994
PPG Industries, Inc.	51,285	6,260,873
The Mosaic Company	74,971	1,369,720
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	17,809	$12,408,243
		111,739,768
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,533	3,185,127
Vulcan Materials Company	28,784	3,901,383
		7,086,510
Containers and packaging – 0.4%
Amcor PLC	340,878	3,766,702
Avery Dennison Corp.	18,139	2,318,890
Ball Corp.	70,972	5,899,193
International Paper Company	85,430	3,463,332
Packaging Corp. of America	20,610	2,247,521
Sealed Air Corp.	33,835	1,313,136
Westrock Company	56,425	1,960,205
		20,968,979
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	315,607	4,936,093
Newmont Corp.	174,528	11,073,802
Nucor Corp.	65,609	2,943,220
		18,953,115
		158,748,372
Real estate – 2.6%
Equity real estate investment trusts – 2.5%
Alexandria Real Estate Equities, Inc.	25,489	4,078,240
American Tower Corp.	96,400	23,302,772
Apartment Investment & Management Company, A Shares	32,353	1,090,943
AvalonBay Communities, Inc.	30,587	4,567,863
Boston Properties, Inc.	30,780	2,471,634
Crown Castle International Corp.	91,205	15,185,633
Digital Realty Trust, Inc.	58,460	8,579,590
Duke Realty Corp.	80,532	2,971,631
Equinix, Inc.	19,246	14,629,462
Equity Residential	74,420	3,819,979
Essex Property Trust, Inc.	14,172	2,845,596
Extra Space Storage, Inc.	28,050	3,001,070
Federal Realty Investment Trust	14,959	1,098,589
Healthpeak Properties, Inc.	116,992	3,176,333
Host Hotels & Resorts, Inc.	153,269	1,653,773
Iron Mountain, Inc.	62,625	1,677,724
Kimco Realty Corp.	93,993	1,058,361
Mid-America Apartment Communities, Inc.	24,854	2,881,821
Prologis, Inc.	160,554	16,154,943
Public Storage	33,051	7,361,119
Realty Income Corp.	74,986	4,555,400
Regency Centers Corp.	34,284	1,303,478
SBA Communications Corp.	24,328	7,747,981
Simon Property Group, Inc.	66,480	4,299,926
SL Green Realty Corp.	15,919	738,164
UDR, Inc.	64,127	2,091,181
Ventas, Inc.	81,083	3,402,243
Vornado Realty Trust	34,065	1,148,331
Welltower, Inc.	90,691	4,996,167
Weyerhaeuser Company	162,184	4,625,488
		156,515,435
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	72,865	3,422,469
		159,937,904
Utilities – 2.9%
Electric utilities – 1.8%
Alliant Energy Corp.	54,255	2,802,271

5

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
American Electric Power Company, Inc.	107,828	$8,812,782
Duke Energy Corp.	159,829	14,154,456
Edison International	82,198	4,178,946
Entergy Corp.	43,511	4,287,139
Evergy, Inc.	49,295	2,505,172
Eversource Energy	74,471	6,222,052
Exelon Corp.	211,786	7,573,467
FirstEnergy Corp.	117,815	3,382,469
NextEra Energy, Inc.	106,414	29,536,270
NRG Energy, Inc.	53,057	1,630,972
Pinnacle West Capital Corp.	24,461	1,823,568
PPL Corp.	167,079	4,546,220
The Southern Company	229,526	12,444,900
Xcel Energy, Inc.	114,171	7,878,941
		111,779,625
Gas utilities – 0.0%
Atmos Energy Corp.	26,808	2,562,577
Independent power and renewable electricity producers – 0.1%
The AES Corp.	144,552	2,617,837
Multi-utilities – 0.9%
Ameren Corp.	53,697	4,246,359
CenterPoint Energy, Inc.	118,404	2,291,117
CMS Energy Corp.	62,217	3,820,746
Consolidated Edison, Inc.	72,695	5,655,671
Dominion Energy, Inc.	182,585	14,411,434
DTE Energy Company	41,868	4,816,495
NiSource, Inc.	83,241	1,831,302
Public Service Enterprise Group, Inc.	109,915	6,035,433
Sempra Energy	62,864	7,440,583
WEC Energy Group, Inc.	68,552	6,642,689
		57,191,829
Water utilities – 0.1%
American Water Works Company, Inc.	39,380	5,705,374
		179,857,242
TOTAL COMMON STOCKS (Cost $2,725,131,286)		$6,056,485,753
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.7%
U.S. Government Agency – 2.0%
Federal Home Loan Bank Discount Note
0.060%, 10/01/2020 *	$27,400,000	$27,400,000
0.065%, 10/28/2020 *	100,000,000	99,995,500
		127,395,500
Short-term funds – 0.2%
John Hancock Collateral Trust, 0.2185% (C)(D)	1,149,755	11,508,928
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $32,355,000 on 10-1-20, collateralized by $30,190,600 U.S. Treasury Inflation Indexed Notes, 0.500% due 4-15-24 (valued at $33,002,146)	$32,355,000	32,355,000
TOTAL SHORT-TERM INVESTMENTS (Cost $171,259,704)		$171,259,428
Total Investments (500 Index Trust) (Cost $2,896,390,990) – 100.0%		$6,227,745,181
Other assets and liabilities, net – (0.0%)		(624,007)
TOTAL NET ASSETS – 100.0%		$6,227,121,174
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $11,221,443.
(C)	The rate shown is the annualized seven-day yield as of 9-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,061	Long	Dec 2020	$177,186,027	$178,314,312	$1,128,285
						$1,128,285
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 33.7%
U.S. Government – 11.6%
U.S. Treasury Bonds
1.250%, 05/15/2050	$9,934,000	$9,414,017
2.250%, 08/15/2049	7,519,000	8,941,442
2.500%, 02/15/2045	7,426,000	9,139,492
2.750%, 11/15/2042	5,155,000	6,600,615
2.875%, 05/15/2049	3,000,000	4,016,602
3.000%, 02/15/2047	5,420,000	7,331,185
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.125%, 11/15/2041	$3,886,000	$5,250,958
3.375%, 11/15/2048	2,300,000	3,346,410
U.S. Treasury Notes
0.250%, 09/30/2025	333,000	332,558
0.625%, 08/15/2030	3,579,000	3,558,309
1.625%, 09/30/2026	1,395,000	1,498,263

6

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.375%, 05/15/2027 to 05/15/2029		$13,000,000	$14,816,758
2.875%, 08/15/2028		10,000,000	11,803,516
			86,050,125
U.S. Government Agency – 22.1%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050		318,097	339,198
3.000%, 03/01/2043 to 01/01/2050		16,702,297	17,767,507
3.500%, 10/01/2046 to 12/01/2049		13,743,805	14,864,416
4.000%, 01/01/2041 to 08/01/2048		1,443,936	1,577,641
4.500%, 09/01/2023 to 10/01/2041		1,961,229	2,187,610
Federal National Mortgage Association
2.000%, 09/01/2050		4,783,686	4,977,061
2.500%, 09/01/2050		1,088,778	1,161,345
2.618%, (12 month LIBOR + 1.608%), 08/01/2034 (A)		234,853	244,441
2.997%, (6 month LIBOR + 2.122%), 07/01/2033 (A)		18,118	18,863
3.000%, TBA (B)		26,250,000	27,500,970
3.000%, 01/01/2043 to 11/01/2049		15,857,477	16,893,166
3.500%, TBA (B)		25,000,000	26,359,370
3.500%, 06/01/2042 to 04/01/2050		15,919,715	17,201,492
4.000%, TBA (B)		16,000,000	17,060,627
4.000%, 10/01/2025 to 11/01/2045		5,924,394	6,514,878
4.500%, 05/01/2041		1,682,488	1,887,733
5.000%, 01/01/2022 to 02/01/2036		1,598,077	1,825,677
5.500%, 09/01/2034 to 01/01/2037		2,017,198	2,349,278
6.000%, 05/01/2035 to 02/01/2036		1,538,481	1,820,963
7.000%, 09/01/2031 to 06/01/2032		120,239	142,248
7.500%, 09/01/2029 to 08/01/2031		26,165	30,436
Government National Mortgage Association
4.000%, 02/15/2041		1,421,002	1,570,896
5.000%, 04/15/2035		218,721	248,044
5.500%, 03/15/2035		103,231	119,662
6.000%, 03/15/2033 to 06/15/2033		142,747	166,037
6.500%, 09/15/2028 to 08/15/2031		34,731	39,176
7.000%, 04/15/2029		30,639	35,032
8.000%, 10/15/2026		15,567	17,373
			164,921,140
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $235,438,936)			$250,971,265
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.0%
Republic of Argentina, GDP-Linked Note 6.370%, 12/15/2035 (C)*	ARS	19,532,033	4,410
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,404,480
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	588,434
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	492,780
9.375%, 04/01/2029		130,000	199,713
			692,493
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		428,000	460,776
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar (continued)
State of Qatar (continued)
5.103%, 04/23/2048 (D)		$255,000	$354,050
			814,826
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		640,000	748,838
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	162,115
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,115,046)			$4,415,596
CORPORATE BONDS – 48.3%
Communication services – 5.2%
Activision Blizzard, Inc. 3.400%, 09/15/2026		$218,000	248,245
ANGI Group LLC 3.875%, 08/15/2028 (D)		192,000	190,080
AT&T, Inc.
2.300%, 06/01/2027		322,000	337,775
3.100%, 02/01/2043		513,000	500,461
3.650%, 06/01/2051		147,000	148,365
3.800%, 02/15/2027		372,000	419,355
4.350%, 06/15/2045		285,000	319,282
7.625%, 04/15/2031		451,000	643,927
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	327,206
CenturyLink, Inc.
4.000%, 02/15/2027 (D)		150,000	152,387
7.600%, 09/15/2039		1,000,000	1,131,300
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	414,893
4.200%, 03/15/2028		671,000	761,926
4.800%, 03/01/2050		699,000	798,918
5.750%, 04/01/2048		775,000	958,422
6.484%, 10/23/2045		708,000	943,772
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (D)		431,000	443,667
Comcast Corp.
3.969%, 11/01/2047		633,000	749,785
3.999%, 11/01/2049		864,000	1,045,139
4.049%, 11/01/2052		532,000	651,761
4.150%, 10/15/2028		1,471,000	1,774,946
Comunicaciones Celulares SA 6.875%, 02/06/2024 (D)		700,000	713,496
Cox Communications, Inc.
1.800%, 10/01/2030 (D)		252,000	248,520
2.950%, 10/01/2050 (D)		347,000	333,082
CSC Holdings LLC
5.375%, 02/01/2028 (D)		135,000	142,594
5.750%, 01/15/2030 (D)		416,000	442,087
5.875%, 09/15/2022		215,000	227,363
7.500%, 04/01/2028 (D)		220,000	243,041
Deutsche Telekom International Finance BV 8.750%, 06/15/2030		758,000	1,177,022
Fox Corp. 3.500%, 04/08/2030		400,000	450,795
GCI LLC
4.750%, 10/15/2028 (D)		164,000	166,052
6.625%, 06/15/2024 (D)		177,000	189,850
6.875%, 04/15/2025		216,000	222,674
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (D)		400,000	394,060

7

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Level 3 Financing, Inc. 3.400%, 03/01/2027 (D)	$432,000	$465,168
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (D)	287,000	281,978
6.375%, 02/01/2024 (D)	19,000	18,810
Liquid Telecommunications Financing PLC 8.500%, 07/13/2022 (D)	280,000	282,963
Match Group Holdings II LLC 4.125%, 08/01/2030 (D)	234,000	236,705
MDC Partners, Inc. 6.500%, 05/01/2024 (D)	502,000	458,075
Meredith Corp. 6.875%, 02/01/2026	475,000	396,625
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	143,064
National CineMedia LLC 5.875%, 04/15/2028 (D)	180,000	150,300
Netflix, Inc.
4.375%, 11/15/2026	700,000	762,125
4.875%, 04/15/2028	774,000	864,945
4.875%, 06/15/2030 (D)	277,000	315,780
5.375%, 11/15/2029 (D)	120,000	141,438
5.875%, 11/15/2028	520,000	620,467
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (D)	250,000	247,425
Radiate Holdco LLC 6.500%, 09/15/2028 (D)	225,000	230,572
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	453,000	473,190
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) 07/19/2027 (E)	404,000	377,437
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	498,134
Sprint Corp. 7.875%, 09/15/2023	305,000	349,454
Switch, Ltd. 3.750%, 09/15/2028 (D)	81,000	81,810
Telecom Argentina SA
6.500%, 06/15/2021 (D)	142,000	132,771
8.000%, 07/18/2026 (D)	249,000	206,670
Telecom Italia Capital SA 7.200%, 07/18/2036	405,000	510,786
Telecom Italia SpA 5.303%, 05/30/2024 (D)	270,000	293,193
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (D)	265,000	277,164
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	544,219
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	459,147
T-Mobile USA, Inc.
2.050%, 02/15/2028 (D)	624,000	637,753
2.550%, 02/15/2031 (D)	208,000	215,505
3.750%, 04/15/2027 (D)	300,000	335,862
3.875%, 04/15/2030 (D)	1,106,000	1,257,555
4.500%, 04/15/2050 (D)	696,000	836,564
Twitter, Inc. 3.875%, 12/15/2027 (D)	85,000	88,740
Verizon Communications, Inc.
3.000%, 03/22/2027	104,000	115,728
4.272%, 01/15/2036	1,311,000	1,614,701
4.329%, 09/21/2028	458,000	554,080
4.400%, 11/01/2034	335,000	417,952
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
4.522%, 09/15/2048	$978,000	$1,281,188
4.672%, 03/15/2055	397,000	549,672
4.862%, 08/21/2046	665,000	909,681
5.012%, 08/21/2054	335,000	484,465
ViacomCBS, Inc. 4.375%, 03/15/2043	642,000	680,441
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	671,000	796,256
WMG Acquisition Corp. 5.500%, 04/15/2026 (D)	234,000	242,775
		38,751,581
Consumer discretionary – 4.6%
Amazon.com, Inc.
3.150%, 08/22/2027	760,000	866,131
4.050%, 08/22/2047	440,000	568,701
Asbury Automotive Group, Inc. 4.750%, 03/01/2030 (D)	172,000	173,290
AutoNation, Inc. 4.750%, 06/01/2030	246,000	291,130
AutoZone, Inc. 3.125%, 04/21/2026	535,000	585,234
BMW US Capital LLC 2.950%, 04/14/2022 (D)	500,000	518,040
Brinker International, Inc. 3.875%, 05/15/2023	740,000	728,900
Caesars Resort Collection LLC 5.750%, 07/01/2025 (D)	116,000	119,625
CCM Merger, Inc. 6.000%, 03/15/2022 (D)	246,000	242,502
Choice Hotels International, Inc. 3.700%, 01/15/2031	121,000	127,334
Connect Finco SARL 6.750%, 10/01/2026 (D)	490,000	491,544
Daimler Finance North America LLC
2.700%, 06/14/2024 (D)	300,000	317,391
3.500%, 08/03/2025 (D)	240,000	264,298
Dealer Tire LLC 8.000%, 02/01/2028 (D)	122,000	124,440
Dollar General Corp. 3.500%, 04/03/2030	324,000	368,521
Dollar Tree, Inc. 4.200%, 05/15/2028	781,000	920,092
eBay, Inc.
2.700%, 03/11/2030	544,000	576,561
3.800%, 03/09/2022	520,000	543,801
Expedia Group, Inc.
3.250%, 02/15/2030	479,000	460,374
3.800%, 02/15/2028	743,000	747,820
5.000%, 02/15/2026	1,315,000	1,404,192
Ford Motor Credit Company LLC
4.125%, 08/17/2027	431,000	419,148
4.134%, 08/04/2025	1,179,000	1,167,699
5.113%, 05/03/2029	667,000	685,343
5.875%, 08/02/2021	650,000	662,188
General Motors Company 5.400%, 04/01/2048	210,000	232,031
General Motors Financial Company, Inc.
3.600%, 06/21/2030	297,000	306,220
4.000%, 01/15/2025	633,000	676,397
4.300%, 07/13/2025	460,000	500,518
5.200%, 03/20/2023	371,000	402,452

8

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (D)	$16,000	$15,720
Hanesbrands, Inc. 5.375%, 05/15/2025 (D)	125,000	132,500
Hilton Domestic Operating Company, Inc.
4.875%, 01/15/2030	200,000	206,000
5.750%, 05/01/2028 (D)	95,000	100,463
Hyatt Hotels Corp. 3.375%, 07/15/2023 (F)	660,000	676,123
Hyundai Capital America
1.800%, 10/15/2025 (D)	201,000	199,892
2.375%, 10/15/2027 (D)	201,000	200,884
International Game Technology PLC 6.500%, 02/15/2025 (D)	180,000	192,006
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (D)	241,000	235,175
Ken Garff Automotive LLC 4.875%, 09/15/2028 (D)	169,000	166,254
Laureate Education, Inc. 8.250%, 05/01/2025 (D)	209,000	221,540
Levi Strauss & Company 5.000%, 05/01/2025	233,000	238,388
Macy's, Inc. 8.375%, 06/15/2025 (D)	124,000	128,207
Magna International, Inc. 2.450%, 06/15/2030	147,000	154,795
Marriott International, Inc.
3.125%, 06/15/2026	1,000,000	993,758
3.500%, 10/15/2032	407,000	401,228
McDonald's Corp.
3.600%, 07/01/2030	500,000	580,285
4.200%, 04/01/2050	500,000	607,158
MDC Holdings, Inc. 5.500%, 01/15/2024 (F)	670,000	721,925
Michaels Stores, Inc. 4.750%, 10/01/2027 (D)	59,000	58,484
NCL Corp., Ltd. 3.625%, 12/15/2024 (D)	700,000	490,000
New Red Finance, Inc. 4.000%, 10/15/2030 (D)	540,000	544,163
NIKE, Inc.
2.750%, 03/27/2027	500,000	555,809
2.850%, 03/27/2030	500,000	561,432
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (D)	285,000	292,354
Nordstrom, Inc. 8.750%, 05/15/2025 (D)	51,000	55,885
Prosus NV 5.500%, 07/21/2025 (D)	365,000	418,108
QVC, Inc.
4.375%, 03/15/2023	315,000	327,480
5.450%, 08/15/2034	245,000	241,938
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	282,803
Service Corp. International 3.375%, 08/15/2030	148,000	148,185
Sotheby's 7.375%, 10/15/2027 (D)(F)	330,000	330,000
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (D)	28,000	28,490
Starbucks Corp. 2.250%, 03/12/2030	523,000	542,788
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Target Corp.
2.250%, 04/15/2025	$500,000	$533,810
2.650%, 09/15/2030	790,000	883,617
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	543,188
2.700%, 04/15/2030	500,000	556,272
The TJX Companies, Inc.
3.500%, 04/15/2025	442,000	492,929
3.875%, 04/15/2030	942,000	1,116,477
4.500%, 04/15/2050	400,000	515,251
Twin River Worldwide Holdings, Inc. 6.750%, 06/01/2027 (D)	353,000	351,191
Waterford Gaming LLC 8.625%, 09/15/2014 (D)(G)(H)	330,607	0
Wyndham Destinations, Inc.
4.625%, 03/01/2030 (D)	191,000	184,315
5.750%, 04/01/2027	700,000	717,938
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (D)	82,000	79,540
Yum! Brands, Inc.
3.625%, 03/15/2031	236,000	236,000
4.750%, 01/15/2030 (D)	241,000	259,678
5.350%, 11/01/2043	600,000	633,000
6.875%, 11/15/2037	292,000	350,400
		33,995,743
Consumer staples – 1.7%
Albertsons Companies, Inc.
3.250%, 03/15/2026 (D)	143,000	141,902
3.500%, 03/15/2029 (D)	359,000	348,454
4.875%, 02/15/2030 (D)	148,000	154,290
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (D)	315,000	325,211
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	850,522
4.600%, 04/15/2048	440,000	523,576
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026 (F)	500,000	538,377
Cargill, Inc. 2.125%, 04/23/2030 (D)	220,000	230,291
Constellation Brands, Inc. 2.875%, 05/01/2030 (F)	168,000	181,272
Edgewell Personal Care Company 5.500%, 06/01/2028 (D)	162,000	170,461
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,214,110
General Mills, Inc.
2.875%, 04/15/2030	400,000	438,603
3.150%, 12/15/2021	500,000	513,203
JBS Investments II GmbH 5.750%, 01/15/2028 (D)	490,000	509,600
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	720,000	803,795
Kraft Heinz Foods Company
3.875%, 05/15/2027 (D)	32,000	34,086
5.500%, 06/01/2050 (D)	224,000	256,212
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028 (D)	22,000	23,760
Natura Cosmeticos SA 5.375%, 02/01/2023 (D)	410,000	417,585
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	559,304
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	177,000	189,390

9

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Reynolds American, Inc. 4.850%, 09/15/2023	$1,000,000	$1,115,656
Simmons Foods, Inc. 5.750%, 11/01/2024 (D)	235,000	235,244
Sysco Corp.
5.950%, 04/01/2030	499,000	629,712
6.600%, 04/01/2050	1,000,000	1,395,503
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	436,756
The Kroger Company 2.200%, 05/01/2030	276,000	289,624
		12,526,499
Energy – 4.3%
Aker BP ASA
2.875%, 01/15/2026 (D)	276,000	273,271
3.000%, 01/15/2025 (D)	270,000	270,784
4.000%, 01/15/2031 (D)	509,000	501,922
Altera Infrastructure LP 8.500%, 07/15/2023 (D)	347,000	296,685
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (F)	400,000	241,994
5.550%, 03/15/2026	800,000	676,728
Antero Resources Corp. 5.000%, 03/01/2025	223,000	139,375
Apache Corp. 5.100%, 09/01/2040	325,000	292,143
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	872,690
BP Capital Markets PLC 2.750%, 05/10/2023 (F)	530,000	558,219
Buckeye Partners LP 3.950%, 12/01/2026	500,000	466,690
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,427,846
Cheniere Energy Partners LP 4.500%, 10/01/2029	526,000	539,413
Cimarex Energy Company 4.375%, 06/01/2024	245,000	262,924
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)(F)	545,000	733,494
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (D)	170,000	191,255
ConocoPhillips Company 5.950%, 03/15/2046	30,000	43,916
Continental Resources, Inc. 4.900%, 06/01/2044 (F)	400,000	302,276
CSI Compressco LP 7.500%, 04/01/2025 (D)	491,000	431,770
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) 10.000%, 04/01/2026 (D)	307,000	233,320
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	281,000	205,130
Devon Energy Corp.
5.000%, 06/15/2045 (F)	600,000	568,505
7.875%, 09/30/2031	874,000	1,128,256
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	836,730
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	397,000	376,194
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	450,000	465,661
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	$394,000	$399,910
Energen Corp. 4.625%, 09/01/2021	500,000	504,738
Energy Transfer Operating LP
4.200%, 04/15/2027	141,000	145,777
4.250%, 03/15/2023	490,000	509,446
5.150%, 03/15/2045	340,000	307,315
5.875%, 01/15/2024	365,000	401,437
5.950%, 10/01/2043	300,000	295,938
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	630,201
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	701,000	668,242
Hess Corp.
5.600%, 02/15/2041	400,000	432,127
5.800%, 04/01/2047	500,000	547,151
Husky Energy, Inc. 3.950%, 04/15/2022	327,000	337,920
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	516,174
7.750%, 03/15/2032	260,000	353,131
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (D)	426,000	441,703
6.750%, 06/30/2030 (D)	85,000	87,863
Marathon Oil Corp. 6.800%, 03/15/2032 (F)	785,000	840,865
Midwest Connector Capital Company LLC
3.625%, 04/01/2022 (D)(F)	205,000	206,517
3.900%, 04/01/2024 (D)	468,000	472,073
MPLX LP
4.000%, 03/15/2028	311,000	339,348
4.125%, 03/01/2027	103,000	113,721
4.250%, 12/01/2027	156,000	175,289
5.250%, 01/15/2025	100,000	103,672
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (E)	862,000	705,879
Murphy Oil Corp. 5.750%, 08/15/2025	222,000	193,667
Newfield Exploration Company
5.625%, 07/01/2024	500,000	486,312
5.750%, 01/30/2022	250,000	251,423
Noble Holding International, Ltd. 5.250%, 03/15/2042 (G)	500,000	2,500
ONEOK Partners LP
4.900%, 03/15/2025	175,000	191,735
6.650%, 10/01/2036	835,000	939,043
Petrobras Global Finance BV
5.093%, 01/15/2030	1,021,000	1,072,918
6.900%, 03/19/2049	255,000	283,586
Phillips 66 3.700%, 04/06/2023	128,000	137,010
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	683,295
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	293,000	317,872
5.000%, 03/15/2027	336,000	378,040
5.875%, 06/30/2026	555,000	656,141
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)	550,000	593,456

10

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	$475,000	$488,501
5.400%, 10/01/2047	324,000	305,395
Targa Resources Partners LP 5.875%, 04/15/2026	528,000	542,098
Tervita Corp. 7.625%, 12/01/2021 (D)	272,000	248,200
The Williams Companies, Inc.
3.750%, 06/15/2027	437,000	479,316
4.550%, 06/24/2024	929,000	1,029,340
5.750%, 06/24/2044	149,000	175,436
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	270,000	311,969
Valero Energy Corp. 2.850%, 04/15/2025	400,000	418,991
		32,059,872
Financials – 12.6%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (D)	205,000	218,325
Ally Financial, Inc.
5.125%, 09/30/2024	615,000	685,775
5.800%, 05/01/2025	340,000	391,473
Ambac Assurance Corp. 5.100%, 10/19/2020 (D)(E)	131	180
Ambac LSNI LLC (3 month LIBOR + 5.000%) 6.000%, 02/12/2023 (A)(D)	484	484
American International Group, Inc. 3.900%, 04/01/2026	830,000	946,232
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2037	100,000	110,161
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	549,118
Ares Capital Corp.
3.875%, 01/15/2026	894,000	911,706
4.200%, 06/10/2024	387,000	403,073
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,327,993
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (D)(E)	235,000	268,849
AXA SA 8.600%, 12/15/2030	170,000	259,944
Banco Santander SA 4.379%, 04/12/2028	400,000	453,697
Bank of America Corp.
2.625%, 10/19/2020	1,000,000	1,001,090
3.950%, 04/21/2025	539,000	598,528
4.200%, 08/26/2024	263,000	292,839
4.450%, 03/03/2026	618,000	709,563
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	627,000	662,104
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030	500,000	539,691
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,206,365
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,210,755
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	$500,000	$617,806
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (E)	708,000	800,111
Barclays PLC 4.375%, 01/12/2026	300,000	336,019
BlackRock, Inc. 1.900%, 01/28/2031	500,000	518,467
BPCE SA
4.500%, 03/15/2025 (D)	405,000	447,795
5.700%, 10/22/2023 (D)	340,000	381,009
Brighthouse Financial, Inc. 3.700%, 06/22/2027	630,000	654,120
Cantor Fitzgerald LP 4.875%, 05/01/2024 (D)	520,000	568,978
Capital One Financial Corp.
2.600%, 05/11/2023	258,000	269,985
3.500%, 06/15/2023	1,023,000	1,094,373
3.750%, 07/28/2026	500,000	543,554
3.900%, 01/29/2024	300,000	326,497
CIT Group, Inc. 5.000%, 08/01/2023	700,000	726,250
Citigroup, Inc.
3.200%, 10/21/2026	618,000	681,425
3.500%, 05/15/2023	1,060,000	1,130,310
4.500%, 01/14/2022	1,000,000	1,050,937
4.600%, 03/09/2026	736,000	842,530
5.500%, 09/13/2025	215,000	254,264
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	1,000,000	1,199,343
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (E)	575,000	555,594
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) 11/15/2020 (E)	210,000	206,970
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (E)	490,000	544,243
Citizens Bank NA 2.250%, 04/28/2025	181,000	192,227
Citizens Financial Group, Inc. 3.250%, 04/30/2030	605,000	667,383
CNA Financial Corp. 2.050%, 08/15/2030 (F)	205,000	203,155
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	678,000	781,907
Credit Agricole SA
3.250%, 01/14/2030 (D)	623,000	668,717
4.375%, 03/17/2025 (D)	600,000	661,657
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (D)(E)	310,000	342,550
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) 02/11/2027 (D)(E)	287,000	287,574
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) 12/11/2023 (D)(E)	185,000	201,650
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (D)(E)	410,000	432,677

11

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/2026	$405,000	$471,876
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) 11/29/2022 (D)(E)(F)	195,000	147,227
Danske Bank A/S 5.000%, 01/12/2022 (D)	375,000	393,936
Discover Bank 2.450%, 09/12/2024	411,000	433,537
Discover Financial Services
3.950%, 11/06/2024	580,000	638,089
4.100%, 02/09/2027	167,000	185,115
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	422,000	398,020
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (E)	352,000	323,972
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	310,000	309,225
8.250%, 04/15/2025 (D)	140,000	142,770
GE Capital International Funding Company 4.418%, 11/15/2035	677,000	715,482
Gogo Intermediate Holdings LLC 9.875%, 05/01/2024 (D)	248,000	265,112
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024	680,000	728,581
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) 06/01/2021 (E)	395,000	402,900
ING Groep NV 3.550%, 04/09/2024	357,000	388,732
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (E)	135,000	142,830
Invesco Finance PLC 3.125%, 11/30/2022	850,000	896,163
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	1,289,000	1,421,875
Jefferies Group LLC
4.150%, 01/23/2030	420,000	472,914
4.850%, 01/15/2027	505,000	573,559
JPMorgan Chase & Co.
2.950%, 10/01/2026	660,000	726,127
3.375%, 05/01/2023	1,250,000	1,334,183
4.125%, 12/15/2026	600,000	698,386
4.500%, 01/24/2022	1,300,000	1,370,529
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	651,000	692,920
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	599,000	640,277
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	539,000	614,693
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (E)	503,000	492,940
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (E)	560,000	606,200
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022 (D)	$65,000	$63,720
Lazard Group LLC 4.375%, 03/11/2029	295,000	338,437
Legg Mason, Inc.
3.950%, 07/15/2024 (F)	660,000	729,888
4.750%, 03/15/2026	825,000	981,884
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	500,000	547,620
3.951%, 10/15/2050 (D)	486,000	541,302
4.250%, 06/15/2023 (D)	1,000,000	1,093,102
Lloyds Banking Group PLC 4.450%, 05/08/2025	935,000	1,057,363
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (E)	345,000	361,819
Loews Corp.
2.625%, 05/15/2023	630,000	660,896
3.750%, 04/01/2026	825,000	940,480
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (E)	250,000	258,750
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (D)	329,000	349,730
4.875%, 06/10/2025 (D)	420,000	473,426
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,534,315
MetLife, Inc. 3.000%, 03/01/2025	300,000	331,986
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	402,000	499,620
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (D)	120,000	181,432
Morgan Stanley
3.875%, 01/27/2026	361,000	411,455
4.100%, 05/22/2023	900,000	972,770
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	1,099,000	1,150,407
Morgan Stanley (3 month LIBOR + 3.610%) 3.885%, 01/15/2021 (A)(E)	200,000	188,750
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,141,798
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/2028 (D)	191,000	190,761
6.000%, 01/15/2027 (D)	99,000	100,917
9.125%, 07/15/2026 (D)	174,000	186,615
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) 04/26/2023 (D)	359,000	372,984
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 2.540%, 12/15/2024 (A)(D)	1,130,000	1,129,995
Natwest Group PLC 3.875%, 09/12/2023	915,000	982,673
Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (E)	501,000	509,768
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (E)	740,000	758,500
New York Life Insurance Company 3.750%, 05/15/2050 (D)	273,000	307,066

12

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) 10/16/2044 (D)	$355,000	$394,050
OneMain Finance Corp.
6.875%, 03/15/2025	140,000	155,355
8.875%, 06/01/2025	142,000	157,265
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	795,000	837,228
Quicken Loans LLC 5.750%, 05/01/2025 (D)	304,000	312,968
Radian Group, Inc. 4.500%, 10/01/2024	190,000	188,613
Raymond James Financial, Inc.
3.625%, 09/15/2026 (F)	500,000	576,184
4.650%, 04/01/2030	161,000	195,738
4.950%, 07/15/2046	500,000	645,329
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	57,000	60,848
8.250%, 11/15/2026 (D)	92,000	100,855
Regions Financial Corp. 2.250%, 05/18/2025	1,074,000	1,132,794
Santander Holdings USA, Inc.
3.244%, 10/05/2026	880,000	941,433
3.400%, 01/18/2023	360,000	376,884
3.450%, 06/02/2025	744,000	793,963
3.500%, 06/07/2024	745,000	798,967
4.400%, 07/13/2027	203,000	223,492
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (D)	280,000	306,193
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (D)(E)	375,000	384,375
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,145,864
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026 (D)	1,000,000	1,086,762
Stifel Financial Corp. 4.250%, 07/18/2024	1,596,000	1,793,129
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	441,000	515,481
The Charles Schwab Corp. (7.000% to 2-1-22, then 3 month LIBOR + 4.820%) 02/01/2022 (E)(F)	1,000,000	1,054,380
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025	500,000	551,674
3.625%, 01/22/2023	1,200,000	1,282,670
3.850%, 01/26/2027	962,000	1,080,920
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	714,354
The PNC Financial Services Group, Inc. 3.150%, 05/19/2027	97,000	107,798
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (E)	315,000	315,650
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (E)	595,000	610,053
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (D)	115,000	113,275
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) 03/22/2021 (E)	200,000	202,728
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (D)(E)	$323,000	$344,803
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	852,237
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	565,000	580,538
Wells Fargo & Company 3.450%, 02/13/2023	900,000	953,768
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) 04/30/2026	1,065,000	1,106,070
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	687,000	716,459
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	497,000	515,661
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (E)	1,088,000	1,172,211
Willis Towers Watson PLC 5.750%, 03/15/2021	1,350,000	1,380,087
		93,695,527
Health care – 3.3%
Abbott Laboratories 3.750%, 11/30/2026	680,000	788,859
AbbVie, Inc.
3.200%, 11/21/2029 (D)	1,651,000	1,815,334
4.250%, 11/21/2049 (D)	269,000	317,730
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	725,435
AmerisourceBergen Corp. 2.800%, 05/15/2030	457,000	488,272
Anthem, Inc. 2.250%, 05/15/2030	179,000	183,705
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (D)	193,000	190,155
6.125%, 04/15/2025 (D)	425,000	435,094
6.250%, 02/15/2029 (D)	390,000	401,138
Baxter International, Inc. 3.500%, 08/15/2046	500,000	569,286
Biogen, Inc.
2.250%, 05/01/2030 (F)	400,000	407,976
3.150%, 05/01/2050	500,000	492,213
Catalent Pharma Solutions, Inc. 5.000%, 07/15/2027 (D)	81,000	84,240
Centene Corp.
3.000%, 10/15/2030	397,000	404,444
3.375%, 02/15/2030	176,000	182,600
4.250%, 12/15/2027	127,000	132,897
4.625%, 12/15/2029	142,000	153,170
5.375%, 06/01/2026 (D)	1,035,000	1,092,411
Charles River Laboratories International, Inc. 4.250%, 05/01/2028 (D)	81,000	85,009
CVS Health Corp.
2.700%, 08/21/2040	308,000	294,601
3.000%, 08/15/2026	108,000	117,971
3.750%, 04/01/2030	398,000	454,776
4.300%, 03/25/2028	484,000	566,193
5.050%, 03/25/2048	516,000	656,201
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	929,660	1,172,403

13

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DaVita, Inc.
3.750%, 02/15/2031 (D)	$378,000	$364,222
4.625%, 06/01/2030 (D)	367,000	376,689
Encompass Health Corp.
4.500%, 02/01/2028	175,000	175,875
4.625%, 04/01/2031	149,000	149,000
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (D)	634,000	626,767
Gilead Sciences, Inc. 2.800%, 10/01/2050	480,000	473,477
HCA, Inc.
4.125%, 06/15/2029	186,000	210,162
5.250%, 04/15/2025 to 06/15/2026	738,000	856,462
5.375%, 02/01/2025	800,000	876,000
Humana, Inc. 3.125%, 08/15/2029	500,000	552,860
MEDNAX, Inc.
5.250%, 12/01/2023 (D)	213,000	215,030
6.250%, 01/15/2027 (D)	292,000	302,938
Mylan NV
3.950%, 06/15/2026	800,000	898,741
5.250%, 06/15/2046	250,000	309,678
Pfizer, Inc. 2.625%, 04/01/2030	500,000	555,253
Rede D'or Finance Sarl 4.500%, 01/22/2030 (D)	323,000	306,043
Royalty Pharma PLC 1.750%, 09/02/2027 (D)	206,000	205,821
Select Medical Corp. 6.250%, 08/15/2026 (D)	299,000	310,960
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	1,015,000	1,128,321
Stanford Health Care 3.310%, 08/15/2030	225,000	253,211
Team Health Holdings, Inc. 6.375%, 02/01/2025 (D)	89,000	60,965
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (F)	49,000	48,633
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	780,143
Universal Health Services, Inc.
2.650%, 10/15/2030 (D)	259,000	257,840
5.000%, 06/01/2026 (D)	537,000	555,795
Upjohn, Inc.
1.650%, 06/22/2025 (D)	209,000	213,896
2.300%, 06/22/2027 (D)	209,000	215,696
2.700%, 06/22/2030 (D)	209,000	216,242
Varex Imaging Corp. 7.875%, 10/15/2027 (D)	137,000	141,795
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	548,568
3.550%, 04/01/2025	550,000	607,904
		25,007,100
Industrials – 5.4%
3M Company 3.050%, 04/15/2030	500,000	571,932
AECOM 5.125%, 03/15/2027	475,000	513,057
AerCap Ireland Capital DAC 2.875%, 08/14/2024	503,000	484,326
Ahern Rentals, Inc. 7.375%, 05/15/2023 (D)	283,000	149,990
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (D)	$193,196	$173,098
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (D)	281,481	233,105
Air Lease Corp.
3.000%, 09/15/2023	400,000	405,821
3.625%, 12/01/2027	215,000	213,530
Aircastle, Ltd. 5.500%, 02/15/2022	299,000	305,715
American Airlines 2001-1 Pass Through Trust 6.977%, 05/23/2021	36,215	32,296
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	391,989	320,451
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	156,876	100,401
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	451,625	350,009
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	157,463	132,269
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	310,781	292,134
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	178,351	141,789
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	212,351	165,634
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	323,353	299,101
American Airlines Group, Inc. 3.750%, 03/01/2025 (D)	500,000	253,515
APX Group, Inc. 7.625%, 09/01/2023 (F)	370,000	373,700
Ashtead Capital, Inc. 4.375%, 08/15/2027 (D)	285,000	296,400
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (D)	295,000	295,738
BAE Systems PLC 1.900%, 02/15/2031 (D)	525,000	519,594
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	229,221	217,878
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (D)	177,563	141,840
Builders FirstSource, Inc.
5.000%, 03/01/2030 (D)	46,000	47,610
6.750%, 06/01/2027 (D)	77,000	82,486
Carrier Global Corp.
2.242%, 02/15/2025 (D)	529,000	551,399
2.493%, 02/15/2027 (D)	224,000	234,098
2.700%, 02/15/2031 (D)	500,000	520,536
Cimpress PLC 7.000%, 06/15/2026 (D)	390,000	369,525
Clark Equipment Company 5.875%, 06/01/2025 (D)	46,000	47,553

14

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)	$65,000	$67,438
CNH Industrial Capital LLC 1.950%, 07/02/2023	570,000	579,250
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	130,535	126,170
CoStar Group, Inc. 2.800%, 07/15/2030 (D)	526,000	544,657
CSN Islands XI Corp. 6.750%, 01/28/2028 (D)	350,000	336,070
CSX Corp. 3.800%, 04/15/2050	1,000,000	1,194,748
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 01/02/2023	115,887	110,093
Delta Air Lines, Inc.
2.900%, 10/28/2024	662,000	589,180
3.800%, 04/19/2023	411,000	397,521
4.375%, 04/19/2028	445,000	395,747
4.500%, 10/20/2025 (D)	103,000	105,704
Equifax, Inc. 3.100%, 05/15/2030	800,000	870,983
Flowserve Corp. 3.500%, 10/01/2030	236,000	233,852
Fortive Corp. 3.150%, 06/15/2026	700,000	773,312
GATX Corp. 3.850%, 03/30/2027	800,000	878,323
General Electric Company
4.250%, 05/01/2040	528,000	537,143
5.550%, 01/05/2026	694,000	809,323
Graphic Packaging International LLC 3.500%, 03/01/2029 (D)	267,000	268,669
H&E Equipment Services, Inc. 5.625%, 09/01/2025	175,000	182,438
Harsco Corp. 5.750%, 07/31/2027 (D)	110,000	111,513
Hillenbrand, Inc. 5.750%, 06/15/2025	97,000	103,911
Howmet Aerospace, Inc. 5.125%, 10/01/2024	342,000	360,383
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025 (D)	557,000	611,908
4.200%, 05/01/2030 (D)	1,454,000	1,667,300
5.000%, 11/15/2025 (D)	395,000	405,997
IDEX Corp. 3.000%, 05/01/2030	1,000,000	1,099,937
IHS Markit, Ltd.
4.000%, 03/01/2026 (D)	363,000	404,745
4.750%, 02/15/2025 (D)	175,000	198,268
4.750%, 08/01/2028	213,000	253,383
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	764,200
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	106,000	112,400
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	364,501	356,703
Johnson Controls International PLC 1.750%, 09/15/2030	289,000	291,430
JW Aluminum Continuous Cast Company 10.250%, 06/01/2026 (D)	69,000	72,795
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Kansas City Southern 2.875%, 11/15/2029	$500,000	$529,671
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (D)	270,000	281,869
Lennox International, Inc. 3.000%, 11/15/2023	800,000	843,641
LSC Communications, Inc. 8.750%, 10/15/2023 (D)(G)	420,000	64,050
Masco Corp.
2.000%, 10/01/2030	412,000	411,403
4.375%, 04/01/2026	400,000	465,101
MasTec, Inc. 4.500%, 08/15/2028 (D)	191,000	192,910
Otis Worldwide Corp. 2.056%, 04/05/2025	412,000	432,748
Owens Corning 3.950%, 08/15/2029 (F)	366,000	414,580
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (D)	37,000	39,854
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (D)	62,000	59,598
6.250%, 01/15/2028 (D)	218,000	220,725
Southwest Airlines Company 5.250%, 05/04/2025	800,000	880,920
The Boeing Company
3.200%, 03/01/2029	692,000	681,102
5.040%, 05/01/2027	523,000	574,158
5.805%, 05/01/2050	720,000	868,470
TransDigm, Inc. 5.500%, 11/15/2027	716,000	688,112
TTX Company 4.200%, 07/01/2046 (D)	700,000	869,505
Tutor Perini Corp. 6.875%, 05/01/2025 (D)(F)	115,000	105,800
Tyco Electronics Group SA 4.875%, 01/15/2021	500,000	506,014
Uber Technologies, Inc. 7.500%, 05/15/2025 to 09/15/2027 (D)	852,000	909,114
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,202,877
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	432,297	397,713
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	152,559	138,829
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	341,732	283,638
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	491,175	368,381
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	132,580	99,435
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	294,573	248,144
United Rentals North America, Inc.
3.875%, 11/15/2027 to 02/15/2031	390,000	399,255
4.625%, 10/15/2025	700,000	715,750
4.875%, 01/15/2028	448,000	470,400

15

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	$79,604	$71,643
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	471,442
Westinghouse Air Brake Technologies Corp. 3.200%, 06/15/2025	500,000	526,785
Williams Scotsman International, Inc. 4.625%, 08/15/2028 (D)	72,000	72,291
XPO Logistics, Inc.
6.250%, 05/01/2025 (D)	40,000	42,600
6.500%, 06/15/2022 (D)	214,000	214,535
		40,415,087
Information technology – 4.2%
Applied Materials, Inc. 2.750%, 06/01/2050	294,000	308,181
Autodesk, Inc. 2.850%, 01/15/2030	204,000	224,345
Broadcom Corp.
3.125%, 01/15/2025	310,000	330,638
3.875%, 01/15/2027	1,827,000	2,025,893
Broadcom, Inc.
4.700%, 04/15/2025	960,000	1,090,650
4.750%, 04/15/2029	552,000	641,066
5.000%, 04/15/2030	636,000	750,156
CDW LLC 3.250%, 02/15/2029	149,000	148,441
Dell International LLC
4.900%, 10/01/2026 (D)	597,000	674,699
5.300%, 10/01/2029 (D)	1,309,000	1,499,466
5.850%, 07/15/2025 (D)	195,000	227,531
8.350%, 07/15/2046 (D)	433,000	573,997
Fiserv, Inc.
2.250%, 06/01/2027	400,000	422,243
3.850%, 06/01/2025	614,000	691,660
Gartner, Inc.
3.750%, 10/01/2030 (D)	72,000	72,832
4.500%, 07/01/2028 (D)	83,000	86,959
Infor, Inc. 1.750%, 07/15/2025 (D)	151,000	155,593
Jabil, Inc. 3.600%, 01/15/2030	180,000	191,432
KLA Corp. 4.100%, 03/15/2029	340,000	407,968
Lam Research Corp.
3.750%, 03/15/2026	370,000	424,378
4.875%, 03/15/2049	359,000	507,029
Logan Merger Sub, Inc. 5.500%, 09/01/2027 (D)	195,000	197,925
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	465,000	560,871
Microchip Technology, Inc.
4.250%, 09/01/2025 (D)	111,000	115,149
4.333%, 06/01/2023	980,000	1,055,489
Micron Technology, Inc.
2.497%, 04/24/2023	606,000	629,262
4.185%, 02/15/2027	970,000	1,101,831
4.663%, 02/15/2030	1,000,000	1,173,676
4.975%, 02/06/2026	225,000	260,773
5.327%, 02/06/2029	1,658,000	1,992,896
Microsoft Corp. 2.525%, 06/01/2050	405,000	422,487
Motorola Solutions, Inc.
2.300%, 11/15/2030	494,000	490,042
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Motorola Solutions, Inc. (continued)
4.600%, 02/23/2028 to 05/23/2029	$788,000	$921,185
NVIDIA Corp. 2.850%, 04/01/2030	422,000	475,623
NXP BV
3.400%, 05/01/2030 (D)	155,000	169,558
3.875%, 06/18/2026 (D)	325,000	364,104
4.625%, 06/01/2023 (D)	710,000	777,429
4.875%, 03/01/2024 (D)	354,000	398,021
Oracle Corp. 2.950%, 04/01/2030	918,000	1,025,938
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	422,037
2.850%, 10/01/2029	1,818,000	1,998,775
PTC, Inc. 4.000%, 02/15/2028 (D)	76,000	78,115
Qorvo, Inc.
3.375%, 04/01/2031 (D)	189,000	192,237
5.500%, 07/15/2026	150,000	159,084
QUALCOMM, Inc. 1.650%, 05/20/2032 (D)	566,000	560,050
Sabre GLBL, Inc. 7.375%, 09/01/2025 (D)	90,000	90,900
Seagate HDD Cayman
4.091%, 06/01/2029 (D)	520,000	562,024
4.125%, 01/15/2031 (D)	485,000	523,053
ServiceNow, Inc. 1.400%, 09/01/2030	504,000	489,833
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	575,000	599,348
Tempo Acquisition LLC 6.750%, 06/01/2025 (D)	136,000	138,803
VeriSign, Inc.
4.750%, 07/15/2027	195,000	206,700
5.250%, 04/01/2025	205,000	226,525
Visa, Inc.
2.050%, 04/15/2030	400,000	427,495
2.700%, 04/15/2040	221,000	238,594
VMware, Inc. 4.500%, 05/15/2025	439,000	496,480
Western Digital Corp. 4.750%, 02/15/2026 (F)	326,000	352,080
		31,349,549
Materials – 1.8%
Anglo American Capital PLC 4.750%, 04/10/2027 (D)	215,000	246,916
Arconic Corp.
6.000%, 05/15/2025 (D)	117,000	124,947
6.125%, 02/15/2028 (D)	53,000	54,424
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (D)	190,000	197,277
Bemis Company, Inc. 3.100%, 09/15/2026	500,000	544,846
Boise Cascade Company 4.875%, 07/01/2030 (D)	52,000	55,770
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) 01/23/2081 (D)	364,000	365,369
Cemex SAB de CV
5.200%, 09/17/2030 (D)	329,000	330,612
6.125%, 05/05/2025 (D)	335,000	345,050
7.375%, 06/05/2027 (D)	250,000	270,128
CF Industries, Inc. 4.950%, 06/01/2043	175,000	203,823

16

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Commercial Metals Company 5.375%, 07/15/2027	$122,000	$128,673
Cydsa SAB de CV 6.250%, 10/04/2027 (D)	350,000	353,500
DuPont de Nemours, Inc. 2.169%, 05/01/2023	500,000	504,652
E.I. du Pont de Nemours and Company
1.700%, 07/15/2025	46,000	47,701
2.300%, 07/15/2030	172,000	182,352
Eastman Chemical Company 4.500%, 01/15/2021	68,000	68,097
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (D)	404,000	389,252
7.500%, 04/01/2025 (D)	226,000	223,539
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	500,000	555,130
Georgia-Pacific LLC 2.300%, 04/30/2030 (D)	1,094,000	1,160,023
Graham Packaging Company, Inc. 7.125%, 08/15/2028 (D)	24,000	24,990
Huntsman International LLC 4.500%, 05/01/2029	500,000	562,108
Mauser Packaging Solutions Holding Company 8.500%, 04/15/2024 (D)	54,000	55,890
Methanex Corp.
4.250%, 12/01/2024	293,000	293,733
5.250%, 12/15/2029	387,000	382,646
5.650%, 12/01/2044	450,000	406,125
Newmont Corp. 2.800%, 10/01/2029	223,000	241,240
Norbord, Inc. 6.250%, 04/15/2023 (D)	120,000	128,400
Nutrition & Biosciences, Inc.
1.832%, 10/15/2027 (D)	153,000	153,652
2.300%, 11/01/2030 (D)	306,000	307,970
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (D)	380,000	426,075
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (D)	173,000	187,381
Reynolds Group Issuer, Inc. 4.000%, 10/15/2027 (D)	354,000	356,283
Standard Industries, Inc.
3.375%, 01/15/2031 (D)	142,000	140,153
5.000%, 02/15/2027 (D)	73,000	75,920
Steel Dynamics, Inc. 3.250%, 01/15/2031	75,000	80,194
Syngenta Finance NV
4.441%, 04/24/2023 (D)	435,000	459,393
5.676%, 04/24/2048 (D)	145,000	155,154
The Mosaic Company 4.250%, 11/15/2023	600,000	651,164
The Sherwin-Williams Company 4.200%, 01/15/2022	1,000,000	1,037,638
US Concrete, Inc. 5.125%, 03/01/2029 (D)	128,000	128,320
Vulcan Materials Company 3.500%, 06/01/2030	323,000	361,494
WR Grace & Company 4.875%, 06/15/2027 (D)	143,000	147,676
		13,115,680
Real estate – 3.1%
American Homes 4 Rent LP 4.250%, 02/15/2028	415,000	470,171
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Tower Corp.
2.400%, 03/15/2025	$312,000	$330,251
2.950%, 01/15/2025	341,000	368,317
3.550%, 07/15/2027	662,000	740,729
3.800%, 08/15/2029	280,000	320,507
5.000%, 02/15/2024	670,000	757,501
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	628,157
Crown Castle International Corp.
2.250%, 01/15/2031	624,000	628,598
3.300%, 07/01/2030	532,000	580,896
3.650%, 09/01/2027	600,000	671,056
3.700%, 06/15/2026	500,000	557,531
4.150%, 07/01/2050	508,000	579,343
CubeSmart LP 4.375%, 02/15/2029	600,000	703,578
CyrusOne LP
2.150%, 11/01/2030	190,000	185,649
3.450%, 11/15/2029	394,000	426,927
EPR Properties 4.950%, 04/15/2028	350,000	337,942
Equinix, Inc.
1.550%, 03/15/2028	444,000	443,563
1.800%, 07/15/2027	156,000	157,368
2.900%, 11/18/2026	1,000,000	1,078,250
3.200%, 11/18/2029	551,000	607,034
5.375%, 05/15/2027	275,000	299,972
ERP Operating LP 3.375%, 06/01/2025	300,000	331,967
Essex Portfolio LP 3.625%, 05/01/2027	500,000	558,246
GLP Capital LP 5.375%, 04/15/2026	382,000	423,371
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	500,000	556,441
3.750%, 07/01/2027	600,000	667,124
Healthpeak Properties, Inc. 3.875%, 08/15/2024	800,000	886,735
Host Hotels & Resorts LP 3.500%, 09/15/2030	226,000	216,748
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	810,018
National Retail Properties, Inc. 3.300%, 04/15/2023	660,000	694,604
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	530,037
SBA Communications Corp.
3.875%, 02/15/2027 (D)	408,000	414,120
4.875%, 09/01/2024	700,000	717,430
SBA Tower Trust
2.836%, 01/15/2025 (D)	477,000	510,403
3.722%, 04/11/2023 (D)	543,000	561,582
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	510,178
The GEO Group, Inc. 6.000%, 04/15/2026	62,000	44,330
Ventas Realty LP
3.500%, 02/01/2025	343,000	371,344
4.750%, 11/15/2030	1,000,000	1,156,176
VICI Properties LP
4.125%, 08/15/2030 (D)	212,000	208,820
4.625%, 12/01/2029 (D)	260,000	265,573

17

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Weingarten Realty Investors 3.375%, 10/15/2022	$1,050,000	$1,075,576
Welltower, Inc. 2.700%, 02/15/2027	400,000	422,133
		22,806,296
Utilities – 2.1%
ABY Transmision Sur SA 6.875%, 04/30/2043 (D)	214,456	279,597
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (D)(F)	303,000	311,636
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,142,435
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	295,295
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,507,750
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	811,526
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	575,845
3.950%, 04/01/2050	500,000	604,909
Dominion Energy, Inc.
3.375%, 04/01/2030	727,000	818,926
3.600%, 03/15/2027	500,000	568,471
DPL, Inc. 4.125%, 07/01/2025 (D)	216,000	226,033
Edison International 3.550%, 11/15/2024	700,000	737,887
Emera US Finance LP 3.550%, 06/15/2026	248,000	276,670
FirstEnergy Corp. 2.650%, 03/01/2030	254,000	258,590
Greenko Dutch BV
4.875%, 07/24/2022 (D)	215,000	215,108
5.250%, 07/24/2024 (D)	145,000	147,134
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (D)(F)	579,000	542,668
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (D)	210,000	165,902
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (D)	170,000	194,515
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	762,401
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (D)	323,000	334,305
4.500%, 09/15/2027 (D)	245,000	263,375
NiSource, Inc. 3.600%, 05/01/2030	208,000	236,854
NRG Energy, Inc. 3.750%, 06/15/2024 (D)	270,000	288,097
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	787,382
PPL Capital Funding, Inc. 3.400%, 06/01/2023	1,160,000	1,235,237
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	1,112,124
Vistra Operations Company LLC
3.700%, 01/30/2027 (D)	554,000	582,358
4.300%, 07/15/2029 (D)	520,000	566,548
		15,849,578
TOTAL CORPORATE BONDS (Cost $332,885,194)		$359,572,512
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Bank (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 12/15/2024 (A)(E)	$425,000	$406,938
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 11/02/2020 (A)(E)	1,045,000	978,653
		1,385,591
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,388,565)		$1,385,591
MUNICIPAL BONDS – 0.6%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	1,061,740
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	393,000	373,146
4.131%, 06/15/2042	40,000	38,122
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	465,000	565,770
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	586,000	594,561
State of Connecticut 2.677%, 07/01/2030	250,000	272,610
The School District of Philadelphia (Pennsylvania)
5.995%, 09/01/2030	315,000	413,444
6.765%, 06/01/2040	1,010,000	1,295,961
TOTAL MUNICIPAL BONDS (Cost $4,392,167)		$4,615,354
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.3%
Commercial and residential – 5.4%
AOA Mortgage Trust Series 2015-1177, Class C 3.110%, 12/13/2029 (D)(I)	120,000	119,187
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 1.087%, 05/15/2053 (D)	4,349,285	322,843
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (D)(I)	377,852	385,301
Series 2019-2, Class A1, 3.347%, 04/25/2049 (D)(I)	342,943	352,733
Series 2019-3, Class A1, 2.962%, 10/25/2048 (D)(I)	186,661	191,596
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (D)(I)	231,000	164,471
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK23 9.756%, 09/27/2022 (D)(J)	500,000	414,314
BANK Series 2019-BN20, Class ASB 2.933%, 09/15/2062	400,000	445,690
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2 3.043%, 11/15/2052	247,000	263,144
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month LIBOR + 0.525%), 0.673%, 04/25/2035 (A)(D)	245,985	233,613

18

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bayview Commercial Asset Trust (continued)
Series 2005-4A, Class A2 (1 month LIBOR + 0.390%), 0.538%, 01/25/2036 (A)(D)	$146,220	$137,457
Series 2006-2A, Class A2 (1 month LIBOR + 0.280%), 0.428%, 07/25/2036 (A)(D)	211,267	196,817
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	206,000	217,060
BBCMS Trust
Series 2015-MSQ, Class D, 4.123%, 09/15/2032 (D)(I)	140,000	142,221
Series 2015-SRCH, Class D, 5.122%, 08/10/2035 (D)(I)	264,000	287,317
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	397,300	410,287
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	410,000	436,312
Series 2019-B13, Class A2, 2.889%, 08/15/2057	348,000	368,688
Series 2019-B14, Class A2, 2.915%, 12/15/2062	426,000	453,588
Series 2019-B15, Class XA IO, 0.946%, 12/15/2072	9,967,455	587,571
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (D)(I)	176,291	179,886
BWAY Mortgage Trust Series 2015-1740, Class XA IO 1.023%, 01/10/2035 (D)	3,705,000	43,004
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.473%, 03/15/2037 (A)(D)	260,000	256,501
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.130%, 10/15/2037 (A)(D)	452,000	452,000
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 1.902%, 12/15/2037 (A)(D)	121,000	120,702
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 2.702%, 12/15/2037 (A)(D)	127,000	120,887
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	906,465
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) 2.302%, 07/15/2032 (A)(D)	256,706	254,172
CHL Mortgage Pass Through Trust Series 2004-HYB2, Class 4A 3.866%, 07/20/2034 (I)	503,958	493,771
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	600,000	696,585
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2018-C5, Class XA IO, 0.753%, 06/10/2051	$17,380,335	$761,243
Series 2019-C7, Class XA IO, 1.006%, 12/15/2072	15,958,539	1,045,323
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (D)	202,000	214,913
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (D)	93,000	100,457
COLT Mortgage Loan Trust
Series 2019-2, Class A1, 3.337%, 05/25/2049 (D)(I)	83,677	84,443
Series 2020-1, Class A1, 2.488%, 02/25/2050 (D)(I)	182,728	184,713
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	1,400,000	1,478,415
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.787%, 08/15/2045	9,176,269	202,649
Series 2012-CR3, Class XA IO, 2.008%, 10/15/2045	9,110,790	254,458
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (I)	330,000	351,281
Series 2013-CR8, Class AM, 3.945%, 06/10/2046 (D)(I)	1,000,000	1,065,245
Series 2014-CR15, Class C, 4.892%, 02/10/2047 (I)	800,000	849,661
Series 2014-CR15, Class XA IO, 1.082%, 02/10/2047	6,350,972	155,303
Series 2014-CR16, Class C, 5.092%, 04/10/2047 (I)	400,000	389,851
Series 2014-CR20, Class A3, 3.326%, 11/10/2047	805,000	859,639
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,113,718
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.584%, 05/10/2051	5,034,303	152,023
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class XA IO, 2.177%, 12/10/2044 (D)	4,006,774	70,919
Series 2013-300P, Class D, 4.540%, 08/10/2030 (D)(I)	307,000	312,380
Series 2013-300P, Class E, 4.540%, 08/10/2030 (D)(I)	700,000	635,747
Series 2014-LC15, Class C, 5.150%, 04/10/2047 (I)	400,000	408,143
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	89,000	93,979
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (D)	279,000	279,521
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.318%, 03/10/2047	4,189,334	132,035

19

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO 1.050%, 02/15/2038 (D)	$126,104	$3
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (D)	342,019	348,456
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 1.752%, 05/15/2036 (A)(D)	460,000	455,382
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (D)(I)	265,354	268,817
Series 2020-NET, Class A, 2.257%, 08/15/2037 (D)	106,000	109,294
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4 2.763%, 09/15/2052	425,000	462,083
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 1.056%, 07/19/2044 (A)	467,019	425,865
FREMF Mortgage Trust
Series 2011-K10, Class B, 4.685%, 11/25/2049 (D)(I)	1,000,000	999,300
Series 2011-K11, Class B, 4.613%, 12/25/2048 (D)(I)	875,000	877,664
Series 2017-K67, Class B, 4.079%, 09/25/2049 (D)(I)	485,000	544,953
GCAT Trust
Series 2019-NQM1, Class A1, 2.985%, 02/25/2059 (D)	343,314	348,640
Series 2020-NQM1, Class A1, 2.247%, 01/25/2060 (D)	429,697	438,030
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM 5.606%, 12/10/2049 (I)	95,298	50,074
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO, 1.834%, 07/10/2039 (D)	356,737	121
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(I)	859,800	866,074
Series 2015-590M, Class C, 3.932%, 10/10/2035 (D)(I)	150,000	156,707
Series 2015-GC30, Class A3, 3.119%, 05/10/2050	350,180	372,782
Series 2016-RENT, Class D, 4.202%, 02/10/2029 (D)(I)	249,000	247,269
Series 2017-485L, Class C, 4.115%, 02/10/2037 (D)(I)	85,000	88,629
Series 2019-GC39, Class A2, 3.457%, 05/10/2052	409,000	438,066
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	380,000	404,443
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (D)(I)	250,276	250,824
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (D)	256,000	256,942
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	11,608,443	179,072
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	12,418,381	164,695
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	$11,289,193	$159,462
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.050%) 1.202%, 12/15/2034 (A)(D)	1,000,000	942,425
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	107,000	113,727
Series 2017-APTS, Class CFX, 3.613%, 06/15/2034 (D)(I)	123,000	121,980
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.279%, 05/15/2048 (D)(I)	255,000	266,226
Series 2013-IRV, Class XA IO, 1.211%, 05/15/2048 (D)	6,705,093	96,136
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO, 0.720%, 08/15/2046	6,146,605	84,274
Series 2016-C1, Class A4, 3.311%, 03/15/2049	155,000	171,296
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X IO, 0.288%, 05/15/2045	527,237	4
Series 2011-C3, Class XA IO, 1.136%, 02/15/2046 (D)	5,207,060	25,742
Series 2011-C4, Class XA IO, 1.314%, 07/15/2046 (D)	2,106,423	7,054
Series 2012-HSBC, Class XA IO, 1.582%, 07/05/2032 (D)	9,974,887	212,559
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (D)	258,000	268,031
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 1.502%, 05/15/2036 (A)(D)	185,000	184,203
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.743%, 04/21/2034 (I)	100,402	100,681
Series 2004-8, Class 5A1, 2.947%, 08/25/2034 (I)	99,833	104,326
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	234,854	246,216
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 0.608%, 03/25/2030 (A)	21,389	20,832
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (D)	4,852,627	49
MFA Trust Series 2020-NQM1, Class A1 1.479%, 08/25/2049 (D)(I)	364,214	366,091
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.574%, 08/15/2045 (D)	9,616,784	182,545

20

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2012-C6, Class XA IO, 1.761%, 11/15/2045 (D)	$5,851,996	$136,866
Series 2013-C7, Class XA IO, 1.471%, 02/15/2046	10,526,670	262,790
Series 2014-C17, Class XA IO, 1.234%, 08/15/2047	10,913,418	309,937
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO, 0.708%, 07/15/2049 (D)	6,548,427	18,218
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 1.552%, 11/15/2034 (A)(D)	298,000	296,173
Series 2019-L3, Class XA IO, 0.766%, 11/15/2052	21,472,490	1,061,282
MSCG Trust Series 2016-SNR, Class D 6.550%, 11/15/2034 (D)	126,519	124,864
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.917%, 11/15/2032 (D)(I)	135,000	135,063
Series 2018-ALXA, Class C, 4.460%, 01/15/2043 (D)(I)	98,000	103,027
OBX Trust Series 2020-EXP2, Class A3 2.500%, 05/25/2060 (D)(I)	383,805	390,606
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	91,869
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA 2.000%, 11/25/2059	293,976	303,265
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.200%) 0.356%, 05/20/2035 (A)	47,366	46,605
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, 3.793%, 03/25/2048 (D)(I)	22,580	22,714
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(I)	213,856	217,736
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(I)	179,335	179,809
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (D)(I)	47,516	47,006
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.451%, 05/10/2063 (D)	5,927,649	109,011
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (D)(I)	391,256	396,063
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%), 0.518%, 01/25/2045 (A)	490,760	469,583
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 0.988%, 07/25/2045 (A)	401,797	389,546
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates (continued)
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%), 0.868%, 07/25/2045 (A)	$320,959	$310,963
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	235,014	237,088
Wells Fargo Commercial Mortgage Trust
Series 2017-SMP, Class D (1 month LIBOR + 1.650%), 1.802%, 12/15/2034 (A)(D)	505,000	414,328
Series 2019-C54, Class A3, 2.892%, 12/15/2052	500,000	553,042
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO, 1.478%, 03/15/2044 (D)	11,472,682	45,583
Series 2012-C10, Class XA IO, 1.675%, 12/15/2045 (D)	5,840,759	167,204
Series 2012-C9, Class XA IO, 2.043%, 11/15/2045 (D)	6,899,867	204,223
		40,322,750
U.S. Government Agency – 1.9%
Federal Home Loan Mortgage Corp.
Series 2015-DN1, Class M3 (1 month LIBOR + 4.150%), 4.298%, 01/25/2025 (A)	73,995	74,182
Series 2015-HQ1, Class M3 (1 month LIBOR + 3.800%), 3.948%, 03/25/2025 (A)	53,837	54,099
Series 290, Class IO, 3.500%, 11/15/2032	1,398,509	166,026
Series 3387, Class SB IO, 6.268%, 11/15/2037	1,144,049	215,591
Series 3632, Class AP, 3.000%, 02/15/2040	878,161	932,793
Series K011, Class X1 IO, 0.369%, 11/25/2020	27,301,664	2,539
Series K014, Class X1 IO, 1.324%, 04/25/2021	8,676,684	28,228
Series K015, Class X1 IO, 1.739%, 07/25/2021	8,482,646	52,272
Series K018, Class X1 IO, 1.433%, 01/25/2022	3,045,499	33,921
Series K021, Class A2, 2.396%, 06/25/2022	1,000,000	1,028,552
Series K021, Class X1 IO, 1.543%, 06/25/2022	11,502,302	211,188
Series K022, Class X1 IO, 1.311%, 07/25/2022	2,428,562	39,977
Series K026, Class X1 IO, 1.086%, 11/25/2022	9,979,438	162,280
Series K040, Class A2, 3.241%, 09/25/2024	370,000	405,513
Series KAIV, Class X1 IO, 1.217%, 06/25/2021	28,399,506	68,375
Series KIR3, Class A1, 3.038%, 08/25/2027	595,000	652,259
Series KS01, Class X1 IO, 1.336%, 01/25/2023	5,210,292	95,456
Series T-41, Class 3A, 5.256%, 07/25/2032 (I)	52,190	59,386

21

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	$7,126	$8,224
Series 2002-W3, Class A5, 7.500%, 11/25/2041	58,863	72,040
Series 2010-15, Class KA, 4.000%, 03/25/2039	109,392	111,433
Series 2011-41, Class KA, 4.000%, 01/25/2041	227,914	240,365
Series 2011-86, Class NA, 4.000%, 01/25/2041	283,746	291,568
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	1,460,870	172,392
Series 2012-21, Class PA, 2.000%, 03/25/2041	1,935,344	1,990,419
Series 2012-38, Class PA, 2.000%, 09/25/2041	709,601	731,220
Series 2012-M5, Class X IO, 0.642%, 02/25/2022	8,824,172	40,522
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 4.448%, 02/25/2025 (A)	186,673	189,712
Series 2015-C02, Class 2M2 (1 month LIBOR + 4.000%), 4.148%, 05/25/2025 (A)	33,346	33,753
Series 2015-C03, Class 2M2 (1 month LIBOR + 5.000%), 5.148%, 07/25/2025 (A)	141,190	144,528
Series 2018-C02, Class 2M2 (1 month LIBOR + 2.200%), 2.348%, 08/25/2030 (A)	65,762	63,616
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.498%, 01/25/2031 (A)	39,665	38,906
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.148%, 01/25/2040 (A)(D)	500,000	487,068
Government National Mortgage Association
Series 2008-90, Class IO, 1.944%, 12/16/2050	2,347,038	347,447
Series 2010-147, Class SA IO, 6.014%, 05/20/2040	1,053,154	98,943
Series 2010-85, Class SB IO, 6.448%, 03/16/2040	1,201,071	206,407
Series 2012-114, Class IO, 0.710%, 01/16/2053	572,140	18,784
Series 2012-120, Class IO, 0.712%, 02/16/2053	6,603,290	249,021
Series 2012-70, Class IO, 0.326%, 08/16/2052	3,822,207	28,122
Series 2015-41, Class IO, 0.537%, 09/16/2056	7,713,378	256,221
Series 2016-174, Class IO, 0.859%, 11/16/2056	796,620	49,424
Series 2017-109, Class IO, 0.567%, 04/16/2057	1,770,206	78,898
Series 2017-124, Class IO, 0.675%, 01/16/2059	2,115,008	111,593
Series 2017-135, Class IO, 0.788%, 10/16/2058	1,327,917	73,965
Series 2017-140, Class IO, 0.561%, 02/16/2059	967,587	48,515
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-159, Class IO, 0.534%, 06/16/2059	$1,795,579	$80,728
Series 2017-169, Class IO, 0.699%, 01/16/2060	3,596,005	205,939
Series 2017-20, Class IO, 0.730%, 12/16/2058	3,787,575	187,237
Series 2017-22, Class IO, 0.758%, 12/16/2057	488,108	28,217
Series 2017-41, Class IO, 0.742%, 07/16/2058	1,675,323	89,778
Series 2017-46, Class IO, 0.595%, 11/16/2057	1,378,183	68,599
Series 2017-61, Class IO, 0.770%, 05/16/2059	837,034	50,019
Series 2018-158, Class IO, 0.692%, 05/16/2061	2,496,155	168,650
Series 2018-35, Class IO, 0.528%, 03/16/2060	2,738,104	131,949
Series 2018-43, Class IO, 0.573%, 05/16/2060	2,740,721	137,438
Series 2018-69, Class IO, 0.569%, 04/16/2060	1,000,070	54,375
Series 2018-81, Class IO, 0.453%, 01/16/2060	558,901	26,979
Series 2018-9, Class IO, 0.544%, 01/16/2060	2,909,688	150,731
Series 2019-131, Class IO, 0.932%, 07/16/2061	2,289,712	165,667
Series 2020-100, Class IO, 0.896%, 05/16/2062	1,860,835	157,147
Series 2020-108, Class IO, 0.948%, 06/16/2062	4,131,334	355,691
Series 2020-114, Class IO, 0.930%, 09/16/2062	4,519,238	389,264
Series 2020-118, Class IO, 1.080%, 06/16/2062	4,117,697	366,951
Series 2020-119, Class IO, 0.820%, 08/16/2062	1,912,495	154,558
Series 2020-120, Class IO, 0.882%, 05/16/2062	928,822	78,447
Series 2020-137, Class IO, 0.911%, 09/16/2062	4,650,000	428,281
Series 2020-92, Class IO, 1.017%, 02/16/2062	4,088,428	365,108
		14,307,496
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,515,586)		$54,630,246
ASSET BACKED SECURITIES – 7.0%
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 1.048%, 09/25/2034 (A)	818,067	814,499
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.471%, 08/25/2027 (I)	19	20
AMSR Trust Series 2020-SFR4, Class A 1.355%, 11/17/2037 (D)	602,000	602,355

22

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Applebee's Funding LLC
Series 2019-1A, Class A2I 4.194%, 06/07/2049 (D)	$490,000	$454,019
Series 2019-1A, Class A2II 4.723%, 06/07/2049 (D)	500,000	433,630
Arbys Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (D)	511,000	525,466
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	929,826
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	334,000	341,041
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	333,000	342,901
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (D)	221,000	221,000
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	148,297	152,089
Business Loan Express SBA Loan Trust Series 2005-1A, Class A (1 month LIBOR + 0.300%) 0.448%, 06/27/2033 (A)(D)	221,416	203,098
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	3,500,000	3,502,240
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.662%, 09/16/2024 (A)	3,123,000	3,136,597
CARS-DB4 LP
Series 2020-1A, Class A4 3.190%, 02/15/2050 (D)	1,000,000	1,024,665
Series 2020-1A, Class B1 4.170%, 02/15/2050 (D)	331,000	339,619
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 1.348%, 01/25/2035 (A)	156,736	145,939
CF Hippolyta LLC Series 2020-1, Class A1 1.690%, 07/15/2060 (D)	433,000	437,815
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%) 0.702%, 06/15/2023 (A)	4,500,000	4,517,159
Citibank Credit Card Issuance Trust
Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 0.921%, 05/14/2029 (A)	565,000	563,868
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 0.524%, 08/08/2024 (A)	3,000,000	3,011,282
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (D)	428,000	427,812
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (I)	117,690	121,957
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	6,061	4,906
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CoreVest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (D)	$102,757	$106,558
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,560,000	2,671,564
Cronos Containers Program I, Ltd. Series 2013-1A, Class A 3.080%, 04/18/2028 (D)	465,000	464,773
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B 4.433%, 02/25/2035	35,040	35,044
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (D)	209,625	215,878
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	160,875	170,458
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (D)	886,050	913,243
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	602,950	650,342
Series 2017-1A, Class A2II 3.082%, 07/25/2047 (D)	972,500	974,484
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (D)	485,775	504,220
FirstKey Homes Trust Series 2020-SFR1, Class A 1.339%, 09/17/2025 (D)	419,000	420,485
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (D)	672,915	677,002
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, 04/30/2047 (D)	116,100	107,209
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.040%, 08/15/2031 (D)	516,000	540,579
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A 3.320%, 04/15/2026	692,000	748,899
Series 2020-2, Class A 1.060%, 09/15/2027	446,000	446,783
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A 2.900%, 04/15/2026 (D)	580,000	622,347
Series 2020-1, Class A 0.680%, 08/15/2025 (D)	266,000	266,495
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 08/15/2025 (D)	480,000	519,922
GSRPM Mortgage Loan Trust Series 2006-1, Class A1 (1 month LIBOR + 0.300%) 0.448%, 03/25/2035 (A)(D)	7,821	7,807
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	264,697	270,205
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	107,426	112,523
Hyundai Auto Receivables Trust
Series 2020-B, Class A3 0.480%, 12/16/2024	235,000	235,228

23

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust (continued)
Series 2020-B, Class A4 0.620%, 12/15/2025	$199,000	$200,103
InSite Issuer LLC
Series 2016-1A, Class A 2.883%, 11/15/2046 (D)	750,000	769,024
Series 2016-1A, Class B 4.557%, 11/15/2046 (D)	500,000	519,677
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	158,800	168,055
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (D)	228,275	234,007
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (D)	121,992	124,742
Long Beach Mortgage Loan Trust Series 2004-1, Class M3 (1 month LIBOR + 1.050%) 1.198%, 02/25/2034 (A)	23,324	23,302
MelTel Land Funding LLC Series 2019-1A, Class A 3.768%, 04/15/2049 (D)	185,951	190,336
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (D)(I)	130,013	138,539
MVW Owner Trust
Series 2015-1A, Class A 2.520%, 12/20/2032 (D)	26,317	26,436
Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	218,156	226,009
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	140,132	146,440
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	483,000	499,849
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A 3.610%, 05/25/2023 (D)	135,047	135,075
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (D)	110,736	108,565
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (D)	83,056	83,346
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (D)	256,198	258,367
Option One Mortgage Loan Trust Series 2004-1, Class M1 (1 month LIBOR + 0.900%) 1.048%, 01/25/2034 (A)	259,043	253,280
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	115,000	118,468
PFS Financing Corp. Series 2020-E, Class A 1.000%, 10/15/2025 (D)	338,000	339,186
Progress Residential Trust Series 2020-SFR1, Class A 1.732%, 04/17/2037 (D)	359,000	362,916
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	108,477	112,219
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	532,000	563,449
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SCF Equipment Leasing LLC Series 2019-1A, Class A2 3.230%, 10/20/2024 (D)	$116,000	$116,438
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (D)	454,410	482,465
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	76,784	79,429
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (D)	32,967	33,451
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	526,000	554,147
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	255,000	256,544
Sonic Capital LLC Series 2020-1A, Class A2I 3.845%, 01/20/2050 (D)	366,848	387,938
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (D)	245,197	214,195
Taco Bell Funding LLC
Series 2016-1A, Class A2II 4.377%, 05/25/2046 (D)	677,250	679,986
Series 2018-1A, Class A2I 4.318%, 11/25/2048 (D)	494,197	504,630
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (D)	500,000	502,437
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.660%, 10/25/2053 (D)(I)	105,000	110,537
Series 2015-2, Class 1M2 3.628%, 11/25/2060 (D)(I)	175,000	185,113
Series 2015-6, Class M2 3.750%, 04/25/2055 (D)(I)	1,000,000	1,083,506
Series 2017-1, Class A1 2.750%, 10/25/2056 (D)(I)	84,043	86,198
Series 2017-2, Class A1 2.750%, 04/25/2057 (D)(I)	45,768	47,049
Series 2018-1, Class A1 3.000%, 01/25/2058 (D)(I)	128,214	133,728
Series 2018-3, Class A1 3.750%, 05/25/2058 (D)(I)	172,729	186,789
Series 2018-4, Class A1 3.000%, 06/25/2058 (D)(I)	393,927	421,142
Series 2018-5, Class A1A 3.250%, 07/25/2058 (D)(I)	68,409	72,135
Series 2018-6, Class A1A 3.750%, 03/25/2058 (D)(I)	432,583	457,958
Series 2019-1, Class A1 3.750%, 03/25/2058 (D)(I)	267,245	289,463
Series 2019-4, Class A1 2.900%, 10/25/2059 (D)(I)	376,239	398,512
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (D)	1,135,000	1,210,995
Series 2020-1A, Class A 1.350%, 05/25/2033 (D)	346,000	355,073
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3 0.440%, 10/15/2024	261,000	261,572
Series 2020-C, Class A4 0.570%, 10/15/2025	197,000	197,305

24

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	$821,000	$824,656
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.072%, 02/16/2043 (D)	194,833	201,537
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (D)	438,000	438,239
Series 2020-2A, Class A2 1.992%, 09/15/2045 (D)	292,000	292,016
Verizon Owner Trust Series 2020-B, Class A 0.470%, 02/20/2025	723,000	723,607
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	88,903	90,249
Westgate Resorts LLC Series 2017-1A, Class A 3.050%, 12/20/2030 (D)	114,843	115,267
Westlake Automobile Receivables Trust
Series 2019-1A, Class C 3.450%, 03/15/2024 (D)	190,000	194,056
Series 2019-2A, Class A2A 2.570%, 02/15/2023 (D)	331,643	333,900
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (D)	158,311	133,883
TOTAL ASSET BACKED SECURITIES (Cost $51,146,340)		$52,193,386
COMMON STOCKS – 0.0%
Utilities – 0.0%
Dominion Energy, Inc.	550	55,954
TOTAL COMMON STOCKS (Cost $54,968)		$55,954
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	180,604
Financials – 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.065% (A)	8,934	223,082
Wells Fargo & Company, 7.500%	55	73,813
		296,895
Information technology – 0.1%
Broadcom, Inc., 8.000%	332	413,921
Utilities – 0.1%
DTE Energy Company, 6.250%	669	30,212
NextEra Energy, Inc., 5.279%	5,300	247,404
The Southern Company, 6.750%	831	38,675
		316,291
TOTAL PREFERRED SECURITIES (Cost $1,166,607)		$1,207,711
WARRANTS – 0.0%
Stearns LLC (Expiration Date: 11-5-39) (C)(H)	3,385	4,377
TOTAL WARRANTS (Cost $0)		$4,377
SHORT-TERM INVESTMENTS – 12.2%
Short-term funds – 10.8%
John Hancock Collateral Trust, 0.2185% (K)(L)	649,065	6,497,071
Active Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (K)	74,190,581	$74,190,581
		80,687,652
Repurchase agreement – 1.4%
Barclays Tri-Party Repurchase Agreement dated 9-30-20 at 0.060% to be repurchased at $6,999,012 on 10-1-20, collateralized by $6,862,900 U.S. Treasury Notes, 2.125% due 5-15-22 (valued at $7,139,020)	$6,999,000	6,999,000
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $3,421,000 on 10-1-20, collateralized by $3,438,200 U.S. Treasury Notes, 1.125% due 2-28-22 (valued at $3,489,485)	3,421,000	3,421,000
		10,420,000
TOTAL SHORT-TERM INVESTMENTS (Cost $91,107,990)		$91,107,652
Total Investments (Active Bond Trust) (Cost $778,211,399) – 110.1%		$820,159,644
Other assets and liabilities, net – (10.1%)		(75,240,511)
TOTAL NET ASSETS – 100.0%		$744,919,133
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $142,002,291 or 19.1% of the fund's net assets as of 9-30-20.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $6,349,540.
(G)	Non-income producing - Issuer is in default.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

25

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(K)	The rate shown is the annualized seven-day yield as of 9-30-20.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	54,000,490	$1,321,931,991
TOTAL INVESTMENT COMPANIES (Cost $1,009,232,389)		$1,321,931,991
Total Investments (American Asset Allocation Trust) (Cost $1,009,232,389) - 100.0%		$1,321,931,991
Other assets and liabilities, net - (0.0%)		(58,047)
TOTAL NET ASSETS - 100.0%		$1,321,873,944
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	6,111,589	$220,628,369
TOTAL INVESTMENT COMPANIES (Cost $166,653,820)		$220,628,369
Total Investments (American Global Growth Trust) (Cost $166,653,820) - 100.0%		$220,628,369
Other assets and liabilities, net - (0.0%)		(25,367)
TOTAL NET ASSETS - 100.0%		$220,603,002
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,186,735	$928,503,321
TOTAL INVESTMENT COMPANIES (Cost $647,442,567)		$928,503,321
Total Investments (American Growth Trust) (Cost $647,442,567) - 100.0%		$928,503,321
Other assets and liabilities, net - (0.0%)		(44,303)
TOTAL NET ASSETS - 100.0%		$928,459,018
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	19,123,146	$957,304,677
TOTAL INVESTMENT COMPANIES (Cost $880,483,858)		$957,304,677
Total Investments (American Growth-Income Trust) (Cost $880,483,858) - 100.0%		$957,304,677
Other assets and liabilities, net - (0.0%)		(47,795)
TOTAL NET ASSETS - 100.0%		$957,256,882
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	23,492,554	$458,809,579
TOTAL INVESTMENT COMPANIES (Cost $441,128,177)		$458,809,579
Total Investments (American International Trust) (Cost $441,128,177) - 100.0%		$458,809,579
Other assets and liabilities, net - (0.0%)		(30,266)
TOTAL NET ASSETS - 100.0%		$458,779,313
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%
Communication services – 20.0%
Entertainment – 3.8%
Electronic Arts, Inc. (A)	4,658	$607,450
Netflix, Inc. (A)	104,068	52,037,122
Sea, Ltd., ADR (A)(B)	134,793	20,763,514
Spotify Technology SA (A)	41,438	10,051,616
		83,459,702
Interactive media and services – 16.1%
Alphabet, Inc., Class A (A)	16,305	23,896,608
Alphabet, Inc., Class C (A)	73,377	107,834,839
Facebook, Inc., Class A (A)	562,025	147,194,348
Match Group, Inc. (A)	158,867	17,578,634
Snap, Inc., Class A (A)	124,100	3,240,251
Tencent Holdings, Ltd.	859,300	58,040,018
		357,784,698
Media – 0.1%
Charter Communications, Inc., Class A (A)	5,300	3,309,002
		444,553,402
Consumer discretionary – 21.9%
Auto components – 0.0%
Aptiv PLC	3,928	360,119
Automobiles – 0.0%
Tesla, Inc. (A)	1,300	557,713
Hotels, restaurants and leisure – 1.0%
Chipotle Mexican Grill, Inc. (A)	10,500	13,058,955
Domino's Pizza, Inc.	2,300	978,144
Hilton Worldwide Holdings, Inc.	4,907	418,665
Marriott International, Inc., Class A	14,999	1,388,607
McDonald's Corp.	3,356	736,608
Yum! Brands, Inc.	49,420	4,512,046
		21,093,025
Internet and direct marketing retail – 17.8%
Alibaba Group Holding, Ltd., ADR (A)	373,516	109,806,234
Amazon.com, Inc. (A)	84,255	265,296,249

26

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Booking Holdings, Inc. (A)	10,286	$17,596,054
Etsy, Inc. (A)	23,400	2,846,142
Trip.com Group, Ltd., ADR (A)	9,044	281,630
		395,826,309
Multiline retail – 1.3%
Dollar General Corp.	133,392	27,961,631
Dollar Tree, Inc. (A)	2,001	182,771
		28,144,402
Specialty retail – 0.7%
Carvana Company (A)(B)	4,200	936,852
Lowe's Companies, Inc.	7,800	1,293,708
Ross Stores, Inc.	129,652	12,099,125
The TJX Companies, Inc.	14,317	796,741
		15,126,426
Textiles, apparel and luxury goods – 1.1%
Lululemon Athletica, Inc. (A)	44,170	14,548,273
NIKE, Inc., Class B	87,249	10,953,239
		25,501,512
		486,609,506
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Pioneer Natural Resources Company	4,323	371,735
Financials – 2.7%
Capital markets – 2.1%
Intercontinental Exchange, Inc.	72,767	7,280,338
Morgan Stanley	127,456	6,162,498
MSCI, Inc.	8,500	3,032,630
S&P Global, Inc.	45,329	16,345,637
State Street Corp.	11,109	659,097
The Charles Schwab Corp.	55,373	2,006,164
The Goldman Sachs Group, Inc.	53,014	10,654,224
		46,140,588
Insurance – 0.6%
Chubb, Ltd.	1,964	228,060
Marsh & McLennan Companies, Inc.	37,231	4,270,396
Willis Towers Watson PLC	47,264	9,869,668
		14,368,124
		60,508,712
Health care – 12.9%
Biotechnology – 2.2%
AbbVie, Inc.	2,156	188,844
Exact Sciences Corp. (A)	34,414	3,508,507
Incyte Corp. (A)	101,600	9,117,584
Seattle Genetics, Inc. (A)	6,230	1,219,149
Vertex Pharmaceuticals, Inc. (A)	126,834	34,514,068
		48,548,152
Health care equipment and supplies – 4.1%
Align Technology, Inc. (A)	692	226,533
Becton, Dickinson and Company	1,337	311,093
Danaher Corp.	136,661	29,427,213
Edwards Lifesciences Corp. (A)	2,800	223,496
Intuitive Surgical, Inc. (A)	44,949	31,893,113
Stryker Corp.	133,493	27,815,936
		89,897,384
Health care providers and services – 4.6%
Anthem, Inc.	59,649	16,021,125
Centene Corp. (A)	201,511	11,754,137
Cigna Corp.	148,962	25,235,652
HCA Healthcare, Inc.	24,372	3,038,701
Humana, Inc.	13,747	5,689,746
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	131,792	$41,088,792
		102,828,153
Health care technology – 0.4%
GoodRx Holdings, Inc., Class A (A)	11,674	649,074
Veeva Systems, Inc., Class A (A)	26,570	7,471,218
		8,120,292
Life sciences tools and services – 1.3%
Agilent Technologies, Inc.	1,657	167,258
PPD, Inc. (A)	48,436	1,791,648
Thermo Fisher Scientific, Inc.	60,281	26,615,267
		28,574,173
Pharmaceuticals – 0.3%
Zoetis, Inc.	43,517	7,196,406
		285,164,560
Industrials – 3.0%
Aerospace and defense – 0.0%
L3Harris Technologies, Inc.	1,085	184,276
Northrop Grumman Corp.	883	278,578
		462,854
Airlines – 0.0%
United Airlines Holdings, Inc. (A)	1,113	38,677
Building products – 0.1%
Johnson Controls International PLC	25,000	1,021,250
Commercial services and supplies – 0.4%
Cintas Corp.	24,367	8,110,069
Industrial conglomerates – 0.5%
Honeywell International, Inc.	855	140,742
Roper Technologies, Inc.	29,904	11,815,369
		11,956,111
Machinery – 0.2%
Fortive Corp.	62,456	4,759,772
Parker-Hannifin Corp.	1,000	202,340
		4,962,112
Professional services – 1.1%
CoStar Group, Inc. (A)	17,998	15,271,483
Equifax, Inc.	51,558	8,089,450
IHS Markit, Ltd.	6,153	483,072
		23,844,005
Road and rail – 0.7%
Canadian Pacific Railway, Ltd.	11,540	3,513,122
Kansas City Southern	10,962	1,982,258
Norfolk Southern Corp.	15,751	3,370,556
Union Pacific Corp.	37,980	7,477,123
		16,343,059
		66,738,137
Information technology – 38.7%
Electronic equipment, instruments and components – 0.1%
TE Connectivity, Ltd.	26,600	2,599,884
IT services – 13.6%
Fidelity National Information Services, Inc.	229,106	33,726,694
Fiserv, Inc. (A)	238,690	24,597,005
Global Payments, Inc.	220,693	39,190,663
Mastercard, Inc., Class A	178,635	60,408,998
PayPal Holdings, Inc. (A)	295,937	58,308,467
Shopify, Inc., Class A (A)	3,218	3,291,917
Snowflake, Inc., Class A (A)(B)	6,025	1,512,275
Twilio, Inc., Class A (A)	3,257	804,772
Visa, Inc., Class A	343,232	68,636,103

27

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Wix.com, Ltd. (A)(B)	42,105	$10,730,459
		301,207,353
Semiconductors and semiconductor equipment – 4.4%
Advanced Micro Devices, Inc. (A)	223,457	18,321,239
Applied Materials, Inc.	60,386	3,589,948
KLA Corp.	996	192,965
Lam Research Corp.	8,707	2,888,547
Marvell Technology Group, Ltd.	392,427	15,579,352
Maxim Integrated Products, Inc.	65,703	4,442,180
NVIDIA Corp.	67,303	36,425,730
QUALCOMM, Inc.	102,220	12,029,250
Texas Instruments, Inc.	27,028	3,859,328
		97,328,539
Software – 15.9%
Atlassian Corp. PLC, Class A (A)	26,570	4,830,160
Coupa Software, Inc. (A)	3,930	1,077,763
DocuSign, Inc. (A)	52,911	11,388,564
Intuit, Inc.	131,710	42,965,119
Microsoft Corp.	563,862	118,597,094
Paycom Software, Inc. (A)	13,458	4,189,475
salesforce.com, Inc. (A)	215,720	54,214,750
ServiceNow, Inc. (A)	112,109	54,372,865
Splunk, Inc. (A)	99,615	18,740,570
Synopsys, Inc. (A)	70,982	15,188,728
Workday, Inc., Class A (A)	84,740	18,230,116
Zoom Video Communications, Inc., Class A (A)	19,300	9,073,123
		352,868,327
Technology hardware, storage and peripherals – 4.7%
Apple, Inc.	902,448	104,512,503
		858,516,606
Materials – 0.5%
Chemicals – 0.5%
Air Products & Chemicals, Inc.	796	237,097
Linde PLC	28,450	6,774,799
PPG Industries, Inc.	6,700	817,936
The Sherwin-Williams Company	3,262	2,272,766
		10,102,598
Utilities – 0.1%
Multi-utilities – 0.1%
Sempra Energy	8,763	1,037,189
TOTAL COMMON STOCKS (Cost $1,211,101,745)		$2,213,602,445
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
John Hancock Collateral Trust, 0.2185% (C)(D)	2,155,341	21,574,744
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (C)	1,804,118	1,804,118
T. Rowe Price Government Reserve Fund, 0.1242% (C)	6,987,582	6,987,582
TOTAL SHORT-TERM INVESTMENTS (Cost $30,366,886)		$30,366,444
Total Investments (Blue Chip Growth Trust) (Cost $1,241,468,631) – 101.2%		$2,243,968,889
Other assets and liabilities, net – (1.2%)		(25,722,679)
TOTAL NET ASSETS – 100.0%		$2,218,246,210
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Blue Chip Growth Trust (continued)
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $21,126,993.
(C)	The rate shown is the annualized seven-day yield as of 9-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 14.7%
Entertainment – 4.4%
Netflix, Inc. (A)	47,563	$23,782,927
Spotify Technology SA (A)	25,777	6,252,727
		30,035,654
Interactive media and services – 10.3%
Alphabet, Inc., Class A (A)	8,128	11,912,397
Alphabet, Inc., Class C (A)	8,096	11,897,882
Facebook, Inc., Class A (A)	111,679	29,248,730
Match Group, Inc. (A)	91,929	10,171,944
Tencent Holdings, Ltd.	101,068	6,826,473
		70,057,426
		100,093,080
Consumer discretionary – 26.7%
Automobiles – 6.9%
Tesla, Inc. (A)	109,023	46,771,957
Hotels, restaurants and leisure – 1.4%
Chipotle Mexican Grill, Inc. (A)	7,683	9,555,424
Internet and direct marketing retail – 9.6%
Alibaba Group Holding, Ltd., ADR (A)	25,639	7,537,353
Amazon.com, Inc. (A)	17,444	54,926,446
Wayfair, Inc., Class A (A)(B)	11,389	3,314,313
		65,778,112
Leisure products – 0.7%
Peloton Interactive, Inc., Class A (A)	49,997	4,961,702
Specialty retail – 2.4%
Carvana Company (A)(B)	27,521	6,138,834
The Home Depot, Inc.	36,123	10,031,718
		16,170,552
Textiles, apparel and luxury goods – 5.7%
Kering SA	14,007	9,291,436
Lululemon Athletica, Inc. (A)	38,751	12,763,417
LVMH Moet Hennessy Louis Vuitton SE	9,274	4,339,308
NIKE, Inc., Class B	96,609	12,128,294
		38,522,455
		181,760,202
Consumer staples – 2.7%
Food and staples retailing – 1.5%
Costco Wholesale Corp.	28,711	10,192,405
Personal products – 1.2%
The Estee Lauder Companies, Inc., Class A	38,592	8,422,704
		18,615,109
Financials – 2.0%
Capital markets – 2.0%
S&P Global, Inc.	22,167	7,993,420
The Goldman Sachs Group, Inc.	26,795	5,384,991
		13,378,411
Health care – 7.1%
Biotechnology – 1.2%
Sarepta Therapeutics, Inc. (A)	13,384	1,879,515

28

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (A)	22,264	$6,058,480
		7,937,995
Health care equipment and supplies – 1.9%
Danaher Corp.	18,769	4,041,529
DexCom, Inc. (A)	14,949	6,162,426
Intuitive Surgical, Inc. (A)	3,886	2,757,272
		12,961,227
Health care providers and services – 1.0%
Guardant Health, Inc. (A)	21,819	2,438,928
Humana, Inc.	10,312	4,268,034
		6,706,962
Health care technology – 1.1%
Teladoc Health, Inc. (A)(B)	34,181	7,493,842
Pharmaceuticals – 1.9%
AstraZeneca PLC, ADR	172,154	9,434,039
Eli Lilly & Company	23,117	3,421,778
		12,855,817
		47,955,843
Industrials – 2.5%
Road and rail – 2.5%
Uber Technologies, Inc. (A)	257,268	9,385,137
Union Pacific Corp.	40,034	7,881,494
		17,266,631
Information technology – 43.5%
IT services – 14.4%
Adyen NV (A)(C)	8,342	15,386,677
Mastercard, Inc., Class A	52,235	17,664,310
PayPal Holdings, Inc. (A)	77,776	15,324,205
Shopify, Inc., Class A (A)	16,262	16,635,538
Twilio, Inc., Class A (A)	47,669	11,778,533
Visa, Inc., Class A	106,217	21,240,213
		98,029,476
Semiconductors and semiconductor equipment – 4.2%
NVIDIA Corp.	53,252	28,821,047
Software – 18.7%
Adobe, Inc. (A)	39,174	19,212,105
Atlassian Corp. PLC, Class A (A)	36,316	6,601,886
Coupa Software, Inc. (A)	24,940	6,839,546
Crowdstrike Holdings, Inc., Class A (A)	49,500	6,797,340
Microsoft Corp.	162,708	34,222,374
RingCentral, Inc., Class A (A)	24,043	6,602,448
salesforce.com, Inc. (A)	78,355	19,692,179
ServiceNow, Inc. (A)	13,106	6,356,410
Splunk, Inc. (A)	40,897	7,693,953
The Trade Desk, Inc., Class A (A)	11,954	6,201,496
Workday, Inc., Class A (A)	34,845	7,496,205
		127,715,942
Technology hardware, storage and peripherals – 6.2%
Apple, Inc.	362,936	42,031,618
		296,598,083
Real estate – 0.5%
Equity real estate investment trusts – 0.5%
American Tower Corp.	14,983	3,621,841
TOTAL COMMON STOCKS (Cost $404,958,309)		$679,289,200
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
John Hancock Collateral Trust, 0.2185% (D)(E)	1,514,902	$15,164,022
TOTAL SHORT-TERM INVESTMENTS (Cost $15,164,558)		$15,164,022
Total Investments (Capital Appreciation Trust) (Cost $420,122,867) – 101.9%		$694,453,222
Other assets and liabilities, net – (1.9%)		(12,930,013)
TOTAL NET ASSETS – 100.0%		$681,523,209
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $14,857,517.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 68.9%
Communication services – 4.3%
Interactive media and services – 4.3%
Alphabet, Inc., Class A (A)	401	$587,706
Alphabet, Inc., Class C (A)(B)	8,722	12,817,851
Facebook, Inc., Class A (A)	16,790	4,397,301
		17,802,858
Consumer discretionary – 7.6%
Hotels, restaurants and leisure – 3.8%
Hilton Worldwide Holdings, Inc. (B)	52,122	4,447,049
Marriott International, Inc., Class A	50,308	4,657,515
Yum! Brands, Inc. (B)	70,269	6,415,560
		15,520,124
Internet and direct marketing retail – 3.2%
Amazon.com, Inc. (A)(B)	4,174	13,142,799
Specialty retail – 0.6%
Ross Stores, Inc.	26,405	2,464,115
		31,127,038
Consumer staples – 1.3%
Beverages – 1.3%
Keurig Dr. Pepper, Inc.	191,223	5,277,755
Financials – 8.9%
Banks – 4.5%
Bank of America Corp.	331,646	7,989,352
The PNC Financial Services Group, Inc.	98,223	10,795,690
		18,785,042
Capital markets – 1.4%
CME Group, Inc. (B)	18,878	3,158,478
Intercontinental Exchange, Inc.	24,972	2,498,449
		5,656,927
Insurance – 3.0%
Arthur J. Gallagher & Company	8,622	910,311

29

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	99,261	$11,385,237
		12,295,548
		36,737,517
Health care – 13.8%
Health care equipment and supplies – 6.3%
Becton, Dickinson and Company (B)	38,838	9,036,826
Boston Scientific Corp. (A)	143,490	5,482,753
Danaher Corp.	39,758	8,561,090
Envista Holdings Corp. (A)	122,705	3,028,359
		26,109,028
Health care providers and services – 4.6%
Humana, Inc. (B)	24,930	10,318,278
UnitedHealth Group, Inc.	26,934	8,397,213
		18,715,491
Life sciences tools and services – 2.9%
PerkinElmer, Inc.	33,691	4,228,557
Thermo Fisher Scientific, Inc.	17,121	7,559,264
		11,787,821
		56,612,340
Industrials – 7.7%
Aerospace and defense – 0.3%
Teledyne Technologies, Inc. (A)	4,220	1,309,086
Commercial services and supplies – 0.6%
Waste Connections, Inc.	24,398	2,532,512
Industrial conglomerates – 4.4%
General Electric Company	2,565,065	15,980,355
Roper Technologies, Inc. (B)	4,907	1,938,805
		17,919,160
Machinery – 2.4%
Fortive Corp.	61,070	4,654,145
Ingersoll Rand, Inc. (A)	152,139	5,416,148
		10,070,293
		31,831,051
Information technology – 16.8%
Electronic equipment, instruments and components – 1.4%
TE Connectivity, Ltd.	60,105	5,874,663
IT services – 7.9%
Fiserv, Inc. (A)	115,437	11,895,783
Global Payments, Inc. (B)	49,019	8,704,794
Mastercard, Inc., Class A	6,205	2,098,345
Visa, Inc., Class A (B)	48,586	9,715,742
		32,414,664
Semiconductors and semiconductor equipment – 2.1%
NXP Semiconductors NV (B)	68,468	8,545,491
Software – 5.4%
Microsoft Corp. (B)	105,500	22,189,806
		69,024,624
Utilities – 8.5%
Electric utilities – 5.2%
Alliant Energy Corp.	26,434	1,365,316
American Electric Power Company, Inc.	170,552	13,939,215
Exelon Corp.	123,008	4,398,766
NextEra Energy, Inc. (B)	6,315	1,752,791
		21,456,088
Gas utilities – 0.3%
Atmos Energy Corp. (C)	14,286	1,365,599
Multi-utilities – 3.0%
Ameren Corp.	93,579	7,400,227
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
NiSource, Inc.	223,282	$4,912,204
		12,312,431
		35,134,118
TOTAL COMMON STOCKS (Cost $246,206,048)		$283,547,301
PREFERRED SECURITIES – 3.0%
Financials – 0.1%
Banks – 0.1%
U.S. Bancorp, 5.500%	1,860	50,220
Wells Fargo & Company, 7.500%	286	383,826
		434,046
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	25,720
		459,766
Health care – 1.0%
Health care equipment and supplies – 0.3%
Boston Scientific Corp., 5.500%	12,465	1,394,460
Life sciences tools and services – 0.7%
Avantor, Inc., 6.250%	38,071	2,769,285
		4,163,745
Industrials – 0.2%
Machinery – 0.2%
Fortive Corp., 5.000%	907	856,991
Utilities – 1.7%
Electric utilities – 0.8%
Alabama Power Company, 5.000%	6,096	170,688
American Electric Power Company, Inc., 6.125% (C)	12,402	601,621
Duke Energy Corp., 5.625%	22,472	619,328
NextEra Energy, Inc., 5.279%	25,712	1,200,236
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	657	14,638
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	27,553	615,258
		3,221,769
Multi-utilities – 0.9%
CMS Energy Corp., 5.875% (C)	41,200	1,088,916
CMS Energy Corp., 5.875%	50,000	1,345,500
DTE Energy Company, 5.250%	25,006	659,658
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,000	551,800
		3,645,874
		6,867,643
TOTAL PREFERRED SECURITIES (Cost $11,193,903)		$12,348,145
CORPORATE BONDS - 9.0%
Communication services - 3.0%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	$416,000	421,042
5.000%, 02/01/2028 (D)	2,095,000	2,202,369
5.125%, 05/01/2027 (D)	1,341,000	1,411,027
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,371,825
4.875%, 04/15/2028	1,680,000	1,877,400
5.500%, 02/15/2022	45,000	47,138
5.875%, 02/15/2025 to 11/15/2028	2,755,000	3,260,661
6.375%, 05/15/2029	1,165,000	1,432,950
Sirius XM Radio, Inc. 3.875%, 08/01/2022 (D)	45,000	45,478
T-Mobile USA, Inc.
6.000%, 03/01/2023	165,000	165,429

30

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
6.500%, 01/15/2026	$80,000	$83,600
		12,318,919
Consumer discretionary - 2.3%
Cedar Fair LP
5.250%, 07/15/2029	374,000	355,068
5.375%, 06/01/2024 to 04/15/2027	1,311,000	1,277,380
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	305,000	305,763
Hilton Worldwide Finance LLC 4.625%, 04/01/2025	75,000	75,375
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	1,442,000	1,513,091
5.000%, 06/01/2024 (D)	567,000	581,345
5.250%, 06/01/2026 (D)	945,000	981,855
Marriott International, Inc. 3.125%, 06/15/2026	120,000	119,251
Marriott International, Inc. (3 month LIBOR + 0.650%) 0.898%, 03/08/2021 (E)	135,000	134,452
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	639,000	601,107
5.500%, 04/15/2027 (D)	416,000	394,493
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	314,000	334,018
Yum! Brands, Inc.
3.750%, 11/01/2021	950,000	964,925
3.875%, 11/01/2020 to 11/01/2023	967,000	982,664
4.750%, 01/15/2030 (D)	2,000	2,155
5.350%, 11/01/2043	579,000	610,845
6.875%, 11/15/2037	367,000	440,400
		9,674,187
Financials - 0.7%
AmWINS Group, Inc. 7.750%, 07/01/2026 (D)	30,000	32,100
HUB International, Ltd. 7.000%, 05/01/2026 (D)	225,000	233,156
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	550,000	587,125
8.250%, 11/15/2026 (D)	610,000	668,713
State Street Corp. (3 month LIBOR + 3.597%) 3.847%, 12/15/2020 (E)(F)	435,000	432,521
The Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) 3.647%, 12/20/2020 (E)(F)	450,000	441,000
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (C)(F)	390,000	411,723
USI, Inc. 6.875%, 05/01/2025 (D)	154,000	155,925
		2,962,263
Health care - 0.5%
Avantor Funding, Inc. 4.625%, 07/15/2028 (D)	48,000	49,800
Avantor, Inc. 6.000%, 10/01/2024 (D)	585,000	611,325
Elanco Animal Health, Inc. 4.912%, 08/27/2021	416,000	426,920
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Hologic, Inc. 4.375%, 10/15/2025 (D)	$257,000	$262,783
Teleflex, Inc.
4.625%, 11/15/2027	285,000	299,963
4.875%, 06/01/2026	331,000	341,758
		1,992,549
Industrials - 1.4%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	163,867	157,313
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	600,000	615,750
4.750%, 10/20/2028 (D)	390,000	404,625
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	2,990,000	2,382,323
Korn Ferry 4.625%, 12/15/2027 (D)	90,000	90,900
Lennox International, Inc. 3.000%, 11/15/2023	90,000	94,910
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	280,000	291,550
Sensata Technologies BV
4.875%, 10/15/2023 (D)	110,000	116,050
5.000%, 10/01/2025 (D)	325,000	349,375
5.625%, 11/01/2024 (D)	90,000	97,650
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	200,000	209,500
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	106,837	96,153
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	13,954	11,163
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/2021	48,752	45,461
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	154,190	125,665
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	52,189	42,592
Welbilt, Inc. 9.500%, 02/15/2024	362,000	371,050
Xylem, Inc. 4.875%, 10/01/2021	60,000	62,623
		5,564,653
Information technology - 0.6%
Solera LLC 10.500%, 03/01/2024 (D)	2,180,000	2,278,100
Materials - 0.1%
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (D)	440,000	445,500
Real estate - 0.3%
SBA Communications Corp.
3.875%, 02/15/2027 (D)	195,000	197,925
4.000%, 10/01/2022	550,000	554,125
4.875%, 09/01/2024	335,000	343,342
		1,095,392

31

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	$575,000	$570,688
TOTAL CORPORATE BONDS (Cost $35,211,639)		$36,902,251
CONVERTIBLE BONDS - 0.0%
Communication services - 0.0%
Liberty Broadband Corp. 2.750%, 09/30/2050 (D)	191,000	205,464
TOTAL CONVERTIBLE BONDS (Cost $191,000)		$205,464
TERM LOANS (G) – 7.6%
Communication services – 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	630,000	609,790
Consumer discretionary – 0.3%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.147%, 11/30/2023	522,287	507,271
Life Time, Inc., 2017 Term Loan B (3 month LIBOR + 2.750%) 3.750%, 06/10/2022	672,817	609,458
		1,116,729
Consumer staples – 0.2%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 2.147%, 01/26/2024	22,657	22,444
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%) 5.322%, 10/01/2026	973,894	967,349
		989,793
Financials – 4.2%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 2.750%) 2.897%, 05/09/2025	371,470	360,281
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.401%, 05/09/2025	179,545	176,104
AmWINS Group, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%) 3.750%, 01/25/2024	208,569	206,435
Azalea Topco, Inc., Term Loan (3 month LIBOR + 3.500%) 3.761%, 07/24/2026	719,242	690,926
Capri Acquisitions Bidco, Ltd., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 3.261%, 11/01/2024	675,000	673,947
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 3.264%, 04/25/2025	5,138,670	4,959,793
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	1,215,999	1,210,296
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%) 3.397%, 10/01/2025	7,755,933	7,671,471
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Financials (continued)
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.250%) 4.000%, 09/01/2027	$240,000	$237,451
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.220%, 05/16/2024	769,882	743,575
USI, Inc., 2019 Incremental Term Loan B TBD 12/02/2026 (H)	179,548	177,452
		17,107,731
Health care – 0.6%
CPI Holdco LLC, 2019 Term Loan (1 month LIBOR + 4.250%) 4.397%, 11/04/2026	99,500	98,754
Dino Grandparent, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 2.438%, 02/20/2023	850,000	833,000
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.500%) 3.647%, 04/21/2027	1,162,088	1,127,225
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 2.896%, 02/14/2025	84,783	81,895
PetVet Care Centers LLC, Delayed Draw Term Loan (1 month LIBOR + 4.250%) 5.250%, 02/14/2025	154,610	154,223
PetVet Care Centers LLC, Term Loan TBD 02/14/2025 (H)	49,873	48,751
Versant Health Holdco, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%) 4.000%, 12/02/2024	104,731	104,338
		2,448,186
Industrials – 0.7%
Delta Air Lines, Inc., 2020 1st Lien Term Loan B TBD 09/16/2027 (H)	780,000	785,156
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.147%, 03/29/2025	94,496	92,503
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/25/2027	1,535,000	1,558,885
Vertical US Newco, Inc., USD Term Loan B (3 month LIBOR + 4.250%) 4.570%, 07/30/2027	270,000	267,446
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.647%, 10/23/2025	175,000	158,867
		2,862,857
Information technology – 1.4%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%) 4.250%, 09/19/2024	189,512	188,149
Camelot Finance SA, 2020 Incremental Term Loan TBD 10/30/2026 (H)	505,000	502,263

32

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Information technology (continued)
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	$2,402,795	$2,382,275
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B TBD 05/04/2026 (H)	2,570,709	2,561,403
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.897%, 05/04/2026	163,350	161,762
		5,795,852
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.156%, 10/20/2024	188,063	185,313
TOTAL TERM LOANS (Cost $31,490,796)		$31,116,251
ASSET BACKED SECURITIES - 0.4%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	505,700	545,448
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	480,200	508,042
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	213,388	226,816
Wendy's Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (D)	323,843	334,724
TOTAL ASSET BACKED SECURITIES (Cost $1,511,088)		$1,615,030
SHORT-TERM INVESTMENTS – 13.2%
Short-term funds – 11.8%
John Hancock Collateral Trust, 0.2185% (I)(J)	115,154	1,152,675
T. Rowe Price Government Reserve Fund, 0.1242% (I)	47,473,922	47,473,922
		48,626,597
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.4%
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $5,521,000 on 10-1-20, collateralized by $5,548,700 U.S. Treasury Notes, 1.125% due 2-28-22 (valued at $5,631,466)	$5,521,000	$5,521,000
TOTAL SHORT-TERM INVESTMENTS (Cost $54,147,618)		$54,147,597
Total Investments (Capital Appreciation Value Trust) (Cost $379,952,092) – 102.1%		$419,882,039
Other assets and liabilities, net – (2.1%)		(8,503,480)
TOTAL NET ASSETS – 100.0%		$411,378,559
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $1,109,599.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 9-30-20.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	$16,014	$(19,519)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	15,094	(19,519)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	14,774	(19,519)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	1	100	6,377	(9,759)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,717	(2,658)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,687	(2,658)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,427	(2,658)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,247	(2,356)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,227	(2,356)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	3,997	(2,356)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(2,087)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(2,087)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,587	(2,087)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,447	(1,846)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,437	(1,846)
33

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	$3,217	$(1,846)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	5	500	50,362	(53,969)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	5	500	47,406	(51,421)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	4	400	35,760	(39,191)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	33,115	(32,550)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	34,542	(32,550)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	30,277	(30,040)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	38,338	(30,040)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,327	(27,715)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,686	(27,715)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	35,706	(27,715)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	25,167	(25,568)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	23,127	(23,591)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	42,614	(43,541)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	56	5,600	8,792	(125)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	55	5,500	8,635	(123)
CITI	American Electric Power Company, Inc.	USD	115.00	Jan 2021	33	3,300	5,825	(3)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	63	6,300	22,934	(28,468)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	63	6,300	13,893	(19,561)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	413	41,300	106,141	(76,017)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2021	6	600	10,539	(3,088)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2021	6	600	8,434	(2,023)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	5	500	6,327	(1,096)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	5	500	6,927	(1,096)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	4	400	3,743	(366)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	10	1,000	9,138	(914)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	14	1,400	13,990	(1,280)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	12	1,200	14,557	(1,097)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	5	500	3,364	(457)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	5	500	3,746	(457)
CSFB	CME Group, Inc.	USD	170.00	Jan 2021	12	1,200	13,050	(10,621)
CSFB	CME Group, Inc.	USD	170.00	Jan 2021	3	300	3,328	(2,655)
CSFB	CME Group, Inc.	USD	175.00	Jan 2021	12	1,200	10,080	(8,052)
CSFB	CME Group, Inc.	USD	175.00	Jan 2021	3	300	2,941	(2,013)
CSFB	CME Group, Inc.	USD	180.00	Jan 2021	12	1,200	9,158	(5,977)
CSFB	CME Group, Inc.	USD	180.00	Jan 2021	3	300	2,343	(1,494)
CSFB	CME Group, Inc.	USD	185.00	Jan 2021	12	1,200	6,916	(4,348)
CSFB	CME Group, Inc.	USD	185.00	Jan 2021	3	300	1,955	(1,087)
JPM	Facebook, Inc., Class A	USD	195.00	Jan 2021	12	1,200	13,453	(84,780)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2021	12	1,200	11,487	(79,589)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	11	1,100	11,022	(24,535)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	9	900	8,928	(20,074)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	11	1,100	9,757	(22,063)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	9	900	7,893	(18,051)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	11	1,100	8,602	(19,778)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	9	900	6,903	(16,182)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	50	5,000	107,635	(51,372)
JPM	General Electric Company	USD	8.00	Jan 2021	340	34,000	41,174	(7,302)
JPM	General Electric Company	USD	8.00	Jan 2021	329	32,900	24,876	(7,065)
JPM	General Electric Company	USD	8.00	Jan 2021	387	38,700	28,638	(8,311)
JPM	General Electric Company	USD	9.00	Jan 2021	329	32,900	16,269	(3,984)
JPM	General Electric Company	USD	9.00	Jan 2021	387	38,700	18,576	(4,686)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	18,044	(552)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	19,612	(552)
JPM	General Electric Company	USD	15.00	Jan 2021	684	68,400	57,559	(1,087)
JPM	General Electric Company	USD	15.00	Jan 2021	342	34,200	29,200	(544)
JPM	General Electric Company	USD	15.00	Jan 2021	205	20,500	17,888	(326)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	5	500	7,063	(4,550)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	5	500	7,243	(4,550)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	5	500	5,090	(2,820)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	5	500	5,292	(2,820)
CSFB	Hilton Worldwide Holdings, Inc.	USD	87.50	Jan 2021	4	400	3,023	(2,768)
CSFB	Hilton Worldwide Holdings, Inc.	USD	90.00	Jan 2021	4	400	2,660	(2,327)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	9	900	4,868	(139)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	9	900	3,528	(69)
34

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Humana, Inc.	USD	370.00	Jan 2021	6	600	$20,272	$(35,084)
CSFB	Humana, Inc.	USD	380.00	Jan 2021	6	600	17,694	(30,728)
CSFB	Humana, Inc.	USD	420.00	Jan 2021	5	500	13,832	(13,481)
CSFB	Humana, Inc.	USD	430.00	Jan 2021	5	500	12,002	(11,116)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	50	5,000	7,594	(14,897)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	50	5,000	9,350	(14,897)
JPM	Intercontinental Exchange, Inc.	USD	100.00	Jan 2021	20	2,000	11,846	(11,423)
JPM	Intercontinental Exchange, Inc.	USD	105.00	Jan 2021	20	2,000	8,081	(6,810)
CITI	Keurig Dr. Pepper, Inc.	USD	29.00	Oct 2020	67	6,700	7,046	(376)
CITI	Keurig Dr. Pepper, Inc.	USD	30.00	Oct 2020	68	6,800	8,458	(51)
CITI	Keurig Dr. Pepper, Inc.	USD	31.00	Oct 2020	68	6,800	6,594	(4)
CITI	Microsoft Corp.	USD	165.00	Jan 2021	40	4,000	50,890	(191,883)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	70	7,000	47,257	(335,795)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	67	6,700	46,364	(321,404)
CITI	Microsoft Corp.	USD	170.00	Jan 2021	40	4,000	43,089	(174,273)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	102	10,200	110,874	(444,391)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	55	5,500	58,482	(239,626)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	65	6,500	133,379	(65,746)
CSFB	NextEra Energy, Inc.	USD	310.00	Jan 2021	8	800	6,708	(4,521)
CSFB	NextEra Energy, Inc.	USD	320.00	Jan 2021	7	700	4,157	(2,742)
JPM	NXP Semiconductors NV	USD	115.00	Jan 2021	8	800	8,027	(13,429)
JPM	NXP Semiconductors NV	USD	125.00	Jan 2021	8	800	5,456	(8,972)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	8	800	7,019	(5,690)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	10	1,000	9,107	(7,113)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	5	500	4,561	(3,556)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	23	2,300	17,038	(12,761)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	10	1,000	7,002	(5,548)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	54	5,400	40,910	(29,961)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	8	800	5,708	(4,439)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	10	1,000	7,428	(5,548)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	5	500	3,614	(2,774)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	8	800	4,557	(3,416)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	10	1,000	5,949	(4,269)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	5	500	2,817	(2,135)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	2	200	1,053	(3,654)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	11	1,100	6,220	(20,097)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	2	200	517	(2,901)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	11	1,100	2,423	(15,955)
GSI	Roper Technologies, Inc.	USD	370.00	Nov 2020	6	600	10,239	(21,655)
GSI	Roper Technologies, Inc.	USD	390.00	Nov 2020	6	600	5,574	(13,658)
GSI	Roper Technologies, Inc.	USD	420.00	Nov 2020	6	600	7,632	(5,379)
GSI	Roper Technologies, Inc.	USD	440.00	Nov 2020	6	600	4,324	(2,402)
RBC	Thermo Fisher Scientific, Inc.	USD	370.00	Jan 2021	6	600	8,435	(47,603)
RBC	Thermo Fisher Scientific, Inc.	USD	390.00	Jan 2021	7	700	5,797	(44,018)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	6	600	10,285	(10,609)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	1	100	1,666	(1,768)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	7	700	12,669	(12,377)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	9	900	18,301	(15,913)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	5	500	10,726	(8,841)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	13	1,300	24,744	(22,986)
JPM	UnitedHealth Group, Inc.	USD	330.00	Jan 2021	6	600	8,280	(8,006)
GSI	Visa, Inc., Class A	USD	185.00	Jan 2021	6	600	10,842	(13,228)
GSI	Visa, Inc., Class A	USD	195.00	Jan 2021	6	600	8,286	(9,336)
GSI	Visa, Inc., Class A	USD	200.00	Jan 2021	13	1,300	14,552	(16,610)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	14	1,400	11,154	(11,500)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	17	1,700	21,498	(13,965)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	6	600	7,740	(4,929)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	5	500	4,305	(4,107)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	5	500	4,552	(4,107)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	5	500	3,178	(3,220)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	5	500	3,397	(3,220)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	6	600	5,293	(2,988)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	5	500	2,800	(2,490)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	5	500	2,985	(2,490)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	28	2,800	21,832	(8,049)
35

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	17	1,700	$12,087	$(4,887)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	7	700	6,599	(2,012)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	8	800	8,185	(2,300)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	28	2,800	17,746	(6,031)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	17	1,700	9,833	(3,662)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	28	2,800	14,361	(4,491)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	17	1,700	7,903	(2,727)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	7	700	4,472	(1,123)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	9	900	6,333	(1,444)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	7	700	8,344	(11,186)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	6	600	8,082	(9,588)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	14	1,400	18,239	(22,373)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	7	700	7,154	(10,026)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	6	600	7,032	(8,593)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	14	1,400	16,317	(20,051)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	13	1,300	15,886	(11,665)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	13	1,300	12,181	(9,076)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	13	1,300	9,256	(6,986)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	5	500	3,305	(1,914)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	15	1,500	8,439	(5,741)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	5	500	2,435	(1,078)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	16	1,600	6,440	(3,450)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	17	1,700	8,446	(3,665)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	16	1,600	6,854	(3,450)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	17	1,700	5,805	(1,909)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	16	1,600	4,389	(1,797)
							$2,594,953	$(3,652,202)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.3%
U.S. Government – 22.8%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$24,517,000	$24,091,720
1.250%, 05/15/2050	3,922,000	3,716,708
1.375%, 08/15/2050	5,018,000	4,909,799
2.500%, 02/15/2045	7,393,000	9,098,877
2.750%, 11/15/2042	9,424,000	12,066,769
2.875%, 05/15/2043	12,977,000	16,944,109
3.125%, 08/15/2044	8,218,000	11,182,258
U.S. Treasury Notes
0.125%, 05/31/2022 to 09/15/2023	72,856,000	72,817,308
0.250%, 06/15/2023 to 09/30/2025	21,444,000	21,422,732
0.625%, 08/15/2030	11,286,000	11,220,753
1.375%, 01/31/2021 to 05/31/2021	34,186,000	34,396,046
2.250%, 04/30/2021	4,770,000	4,828,134
2.500%, 02/28/2026	1,036,000	1,157,123
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.125%, 05/15/2021	$4,453,000	$4,535,798
		232,388,134
U.S. Government Agency – 30.5%
Federal Home Loan Mortgage Corp.
3.000%, 02/01/2050	187,027	199,067
3.500%, 02/01/2048 to 11/01/2049	5,445,909	5,862,822
4.000%, 01/01/2035 to 11/01/2049	18,766,593	20,663,046
4.500%, 06/01/2039 to 08/01/2049	6,198,647	6,930,243
5.000%, 09/01/2048 to 03/01/2049	3,902,622	4,396,733
Federal National Mortgage Association
1.500%, TBA (A)	3,300,000	3,307,795
2.000%, TBA (A)	49,100,000	50,749,240
2.500%, TBA (A)	14,000,000	14,648,809

36

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.678%, (12 month LIBOR + 1.585%), 01/01/2046 (B)	$2,601,858	$2,707,689
2.767%, (12 month LIBOR + 1.580%), 06/01/2045 (B)	732,007	759,934
3.000%, 01/01/2043 to 02/01/2050	1,517,847	1,619,603
3.500%, 09/01/2032 to 11/01/2049	3,428,451	3,657,363
4.000%, 09/01/2033 to 12/01/2049	32,393,124	36,042,640
4.500%, 05/01/2034 to 01/01/2059	32,131,264	36,088,489
5.000%, 07/01/2044 to 11/01/2049	30,910,745	34,986,756
5.500%, 12/01/2048 to 06/01/2049	3,881,954	4,443,776
Government National Mortgage Association
2.000%, TBA (A)	26,800,000	27,794,004
2.500%, TBA (A)	10,800,000	11,340,758
3.500%, 01/20/2048 to 08/20/2049	2,930,971	3,232,590
4.000%, 06/20/2047 to 07/20/2049	18,843,787	20,431,208
4.500%, 08/15/2047 to 05/20/2049	6,116,862	6,732,798
5.000%, 12/20/2039 to 03/20/2049	13,854,115	15,185,359
		311,780,722
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $536,517,592)		$544,168,856
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Bermuda – 0.0%
Government of Bermuda 3.375%, 08/20/2050 (C)(D)	370,000	380,175
Colombia – 0.0%
Republic of Colombia 3.125%, 04/15/2031	213,000	218,325
Indonesia – 0.1%
Republic of Indonesia 4.450%, 04/15/2070	560,000	663,326
Israel – 0.1%
State of Israel
3.375%, 01/15/2050	303,000	335,565
4.500%, 04/03/2120	337,000	461,690
		797,255
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	816,000	855,179
Mexico – 0.4%
Government of Mexico
3.250%, 04/16/2030 (D)	832,000	849,064
3.900%, 04/27/2025 (D)	815,000	890,795
4.500%, 04/22/2029	1,416,000	1,585,212
4.600%, 02/10/2048	387,000	410,804
4.750%, 03/08/2044	420,000	458,220
5.000%, 04/27/2051	439,000	489,924
		4,684,019
Panama – 0.1%
Republic of Panama
2.252%, 09/29/2032	336,000	339,360
3.870%, 07/23/2060	538,000	616,010
		955,370
Paraguay – 0.1%
Republic of Paraguay
4.950%, 04/28/2031 (C)	561,000	645,992
5.400%, 03/30/2050 (C)	508,000	615,193
		1,261,185
Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru – 0.1%
Republic of Peru
2.392%, 01/23/2026	$526,000	$550,985
2.783%, 01/23/2031	159,000	171,960
		722,945
Qatar – 0.1%
State of Qatar 3.400%, 04/16/2025 (C)	1,282,000	1,405,046
United Arab Emirates – 0.2%
Government of Abu Dhabi 2.500%, 04/16/2025 (C)	1,815,000	1,925,642
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,866,330)		$13,868,467
CORPORATE BONDS – 33.5%
Communication services – 2.9%
Activision Blizzard, Inc.
1.350%, 09/15/2030	337,000	328,349
2.500%, 09/15/2050	388,000	354,910
Alphabet, Inc.
1.900%, 08/15/2040	225,000	215,713
2.250%, 08/15/2060	450,000	424,113
AT&T, Inc.
1.650%, 02/01/2028	504,000	504,543
2.250%, 02/01/2032	669,000	668,221
2.300%, 06/01/2027	1,012,000	1,061,579
2.750%, 06/01/2031	1,012,000	1,064,111
3.000%, 06/30/2022	776,000	806,736
3.100%, 02/01/2043	161,000	157,065
3.300%, 02/01/2052	621,000	577,848
3.500%, 06/01/2041	337,000	354,423
3.500%, 09/15/2053 (C)	589,000	573,825
3.550%, 09/15/2055 (C)	495,000	473,516
3.650%, 06/01/2051	159,000	160,477
3.650%, 09/15/2059 (C)	461,000	445,174
3.850%, 06/01/2060	337,000	342,034
4.500%, 03/09/2048	509,000	581,099
Charter Communications Operating LLC
4.464%, 07/23/2022	301,000	318,660
4.800%, 03/01/2050	949,000	1,084,654
Comcast Corp.
1.500%, 02/15/2031	916,000	901,396
1.950%, 01/15/2031	862,000	885,078
2.450%, 08/15/2052	334,000	312,242
2.650%, 08/15/2062	368,000	349,657
2.800%, 01/15/2051	357,000	357,737
3.100%, 04/01/2025	316,000	348,089
3.700%, 04/15/2024	609,000	672,474
3.750%, 04/01/2040	769,000	897,057
3.950%, 10/15/2025	223,000	255,729
4.150%, 10/15/2028	623,000	751,728
4.600%, 10/15/2038	772,000	982,884
The Walt Disney Company
3.500%, 05/13/2040	385,000	431,194
3.600%, 01/13/2051	345,000	388,489
3.800%, 05/13/2060	240,000	277,436
T-Mobile USA, Inc.
1.500%, 02/15/2026 (C)	840,000	841,831
2.050%, 02/15/2028 (C)	1,709,000	1,746,666
3.000%, 02/15/2041 (C)	147,000	145,124
3.500%, 04/15/2025 (C)	1,369,000	1,502,094
3.750%, 04/15/2027 (C)	1,040,000	1,164,322
Verizon Communications, Inc.
3.000%, 03/22/2027	317,000	352,747
3.500%, 11/01/2024	735,000	811,339
4.016%, 12/03/2029	379,000	453,950

37

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
4.272%, 01/15/2036	$135,000	$166,274
4.400%, 11/01/2034	660,000	823,427
4.522%, 09/15/2048	411,000	538,413
ViacomCBS, Inc.
4.200%, 05/19/2032	992,000	1,132,337
4.375%, 03/15/2043	92,000	97,509
4.600%, 01/15/2045	59,000	64,698
4.750%, 05/15/2025	522,000	598,875
4.950%, 05/19/2050	12,000	13,921
5.850%, 09/01/2043	220,000	275,642
Vodafone Group PLC 4.250%, 09/17/2050	598,000	691,989
		29,729,398
Consumer discretionary – 2.9%
Advance Auto Parts, Inc.
1.750%, 10/01/2027	656,000	653,292
3.900%, 04/15/2030	1,654,000	1,862,531
Amazon.com, Inc.
1.500%, 06/03/2030	1,342,000	1,370,103
2.500%, 06/03/2050	369,000	374,548
2.700%, 06/03/2060	335,000	344,459
Best Buy Company, Inc. 4.450%, 10/01/2028	320,000	379,260
BorgWarner, Inc. 2.650%, 07/01/2027 (D)	700,000	738,315
Daimler Finance North America LLC 2.125%, 03/10/2025 (C)	667,000	691,248
General Motors Company 5.400%, 04/01/2048	469,000	518,204
General Motors Financial Company, Inc.
1.700%, 08/18/2023	1,037,000	1,040,889
2.700%, 08/20/2027	1,042,000	1,037,254
2.750%, 06/20/2025	1,774,000	1,817,144
2.900%, 02/26/2025	799,000	823,165
5.200%, 03/20/2023	715,000	775,615
Harley-Davidson Financial Services, Inc. 3.350%, 06/08/2025 (C)	646,000	675,642
Hyundai Capital America
1.250%, 09/18/2023 (C)	493,000	491,863
1.800%, 10/15/2025 (C)	493,000	490,281
2.375%, 10/15/2027 (C)	493,000	492,716
Lowe's Companies, Inc.
4.000%, 04/15/2025	342,000	387,602
5.000%, 04/15/2040	49,000	64,190
Marriott International, Inc.
4.625%, 06/15/2030	449,000	480,474
5.750%, 05/01/2025	417,000	464,951
McDonald's Corp.
1.450%, 09/01/2025	244,000	251,216
2.125%, 03/01/2030	90,000	93,585
3.700%, 01/30/2026	482,000	548,825
NIKE, Inc.
2.400%, 03/27/2025	465,000	499,935
2.750%, 03/27/2027	310,000	344,601
2.850%, 03/27/2030	306,000	343,597
3.375%, 03/27/2050	379,000	438,022
Nissan Motor Company, Ltd.
3.043%, 09/15/2023 (C)(D)	288,000	291,928
3.522%, 09/17/2025 (C)(D)	514,000	519,392
4.345%, 09/17/2027 (C)	835,000	838,295
4.810%, 09/17/2030 (C)	376,000	377,044
O'Reilly Automotive, Inc.
1.750%, 03/15/2031	1,021,000	1,008,370
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
O'Reilly Automotive, Inc. (continued)
4.200%, 04/01/2030	$327,000	$392,784
Ralph Lauren Corp.
1.700%, 06/15/2022	547,000	556,807
2.950%, 06/15/2030	899,000	937,984
Starbucks Corp.
1.300%, 05/07/2022	401,000	406,188
3.350%, 03/12/2050	159,000	162,776
3.500%, 11/15/2050	569,000	600,695
The Home Depot, Inc.
2.500%, 04/15/2027	67,000	72,787
2.700%, 04/15/2030	391,000	435,005
2.950%, 06/15/2029	179,000	201,980
3.125%, 12/15/2049	895,000	993,869
3.300%, 04/15/2040	131,000	148,037
3.350%, 04/15/2050	646,000	744,454
The Leland Stanford Junior University 1.289%, 06/01/2027	129,000	130,892
Time Warner Cable LLC 6.550%, 05/01/2037	217,000	288,088
Toyota Motor Credit Corp. 1.150%, 08/13/2027	641,000	639,949
Yale University
0.873%, 04/15/2025	562,000	566,128
1.482%, 04/15/2030	482,000	487,416
		29,294,395
Consumer staples – 1.9%
Altria Group, Inc.
2.350%, 05/06/2025	138,000	145,479
3.400%, 05/06/2030 (D)	414,000	450,562
3.875%, 09/16/2046	276,000	282,680
4.450%, 05/06/2050	523,000	580,730
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	741,000	893,884
4.900%, 02/01/2046	92,000	114,042
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	663,000	748,536
4.600%, 04/15/2048	421,000	500,967
Bacardi, Ltd.
4.700%, 05/15/2028 (C)	579,000	672,522
5.150%, 05/15/2038 (C)	274,000	333,695
5.300%, 05/15/2048 (C)(D)	411,000	514,119
BAT Capital Corp.
2.259%, 03/25/2028	880,000	882,145
2.726%, 03/25/2031	1,233,000	1,221,194
3.557%, 08/15/2027	629,000	679,612
3.984%, 09/25/2050	299,000	292,097
4.700%, 04/02/2027	674,000	772,842
4.906%, 04/02/2030	343,000	404,294
BAT International Finance PLC 1.668%, 03/25/2026	1,761,000	1,766,558
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	836,000	839,474
3.250%, 08/15/2026	164,000	176,588
3.750%, 09/25/2027	522,000	566,427
Constellation Brands, Inc.
3.200%, 02/15/2023	154,000	162,818
3.700%, 12/06/2026	259,000	296,145
4.400%, 11/15/2025	46,000	53,467
Costco Wholesale Corp.
1.600%, 04/20/2030	1,900,000	1,935,458
1.750%, 04/20/2032	490,000	502,302
General Mills, Inc. 2.875%, 04/15/2030	228,000	250,004

38

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Ingredion, Inc. 3.900%, 06/01/2050	$304,000	$341,131
Keurig Dr Pepper, Inc. 3.800%, 05/01/2050	329,000	377,635
Mars, Inc.
1.625%, 07/16/2032 (C)	813,000	805,871
2.450%, 07/16/2050 (C)	203,000	191,984
Smithfield Foods, Inc. 3.000%, 10/15/2030 (C)	414,000	418,173
Sysco Corp.
2.400%, 02/15/2030	327,000	329,624
6.600%, 04/01/2050	166,000	231,653
Walmart, Inc.
3.050%, 07/08/2026	296,000	333,194
4.050%, 06/29/2048	8,000	10,413
		19,078,319
Energy – 2.3%
Aker BP ASA
2.875%, 01/15/2026 (C)	882,000	873,279
4.000%, 01/15/2031 (C)	454,000	447,686
BP Capital Markets America, Inc.
1.749%, 08/10/2030 (D)	643,000	637,652
2.772%, 11/10/2050	770,000	704,069
3.194%, 04/06/2025	783,000	861,046
3.543%, 04/06/2027	789,000	884,036
Concho Resources, Inc. 2.400%, 02/15/2031	401,000	383,177
Devon Energy Corp.
5.000%, 06/15/2045 (D)	168,000	159,181
5.600%, 07/15/2041	254,000	255,694
Diamondback Energy, Inc. 3.250%, 12/01/2026	623,000	623,775
Ecopetrol SA
5.875%, 05/28/2045	335,000	365,150
6.875%, 04/29/2030	160,000	191,600
Enbridge, Inc.
2.500%, 01/15/2025	1,491,000	1,570,864
3.125%, 11/15/2029	682,000	724,641
Energy Transfer Operating LP
2.900%, 05/15/2025	108,000	108,562
4.250%, 03/15/2023	364,000	378,446
6.050%, 06/01/2041	147,000	147,374
Energy Transfer Partners LP 4.500%, 11/01/2023	153,000	162,582
Enterprise Products Operating LLC
2.800%, 01/31/2030 (D)	268,000	283,720
3.700%, 01/31/2051	294,000	289,561
3.950%, 01/31/2060	326,000	320,098
Equinor ASA
1.750%, 01/22/2026	396,000	410,719
3.250%, 11/18/2049	232,000	246,773
Gray Oak Pipeline LLC 2.600%, 10/15/2025 (C)	340,000	341,096
HollyFrontier Corp.
2.625%, 10/01/2023	343,000	343,897
4.500%, 10/01/2030	654,000	633,141
Magellan Midstream Partners LP 3.250%, 06/01/2030 (D)	644,000	690,682
Marathon Oil Corp. 4.400%, 07/15/2027	618,000	614,481
MPLX LP
1.750%, 03/01/2026	502,000	500,859
2.650%, 08/15/2030	673,000	659,435
Oleoducto Central SA 4.000%, 07/14/2027 (C)	246,000	255,471
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK, Inc. 3.400%, 09/01/2029	$64,000	$62,778
Petroleos Mexicanos
2.378%, 04/15/2025	687,500	716,187
2.460%, 12/15/2025	1,782,550	1,865,691
Pioneer Natural Resources Company 1.900%, 08/15/2030	842,000	789,976
Plains All American Pipeline LP
3.550%, 12/15/2029	637,000	615,896
4.900%, 02/15/2045	136,000	123,904
Suncor Energy, Inc. 3.100%, 05/15/2025	669,000	718,534
Tengizchevroil Finance Company International, Ltd. 2.625%, 08/15/2025 (C)	575,000	577,300
The Williams Companies, Inc. 3.900%, 01/15/2025	223,000	243,808
Total Capital International SA 3.127%, 05/29/2050	493,000	509,203
Transcontinental Gas Pipe Line Company LLC
3.250%, 05/15/2030 (C)	333,000	359,690
3.950%, 05/15/2050 (C)	534,000	550,935
Valero Energy Corp.
1.200%, 03/15/2024	1,014,000	1,009,696
2.150%, 09/15/2027	356,000	353,607
		23,565,952
Financials – 9.6%
Affiliated Managers Group, Inc. 3.300%, 06/15/2030	1,006,000	1,074,993
Ally Financial, Inc.
1.450%, 10/02/2023 (D)	1,308,000	1,304,740
5.125%, 09/30/2024	702,000	782,787
American Financial Group, Inc. 5.250%, 04/02/2030	811,000	981,773
American International Group, Inc.
3.400%, 06/30/2030	710,000	783,201
4.200%, 04/01/2028	473,000	547,592
4.500%, 07/16/2044	421,000	493,225
4.750%, 04/01/2048	654,000	800,076
Arch Capital Group, Ltd. 3.635%, 06/30/2050	418,000	448,337
Ares Capital Corp. 3.875%, 01/15/2026	676,000	689,388
Asian Development Bank 0.625%, 04/07/2022	1,212,000	1,219,163
Athene Holding, Ltd. 6.150%, 04/03/2030	989,000	1,172,140
Banco Bilbao Vizcaya Argentaria SA 1.125%, 09/18/2025	800,000	794,379
Banco Santander SA
2.746%, 05/28/2025	600,000	630,498
3.490%, 05/28/2030	200,000	217,553
Bank of America Corp.
3.500%, 04/19/2026	1,563,000	1,751,550
4.125%, 01/22/2024	105,000	116,280
4.183%, 11/25/2027	892,000	1,023,001
Bank of America Corp. (0.981% to 9-25-24, then SOFR + 0.910%) 09/25/2025	1,422,000	1,421,655
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026	1,422,000	1,430,568

39

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 07/23/2031	$799,000	$795,484
Bank of America Corp. (2.015% to 2-13-25, then 3 month LIBOR + 0.640%) 02/13/2026	161,000	167,078
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	871,000	918,481
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	885,000	922,514
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	861,000	909,204
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,671,000	1,754,426
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	1,195,000	1,288,338
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	2,153,000	2,398,119
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	1,586,000	1,858,457
Barclays PLC (2.645% to 6-24-30, then 1 Year CMT + 1.900%) 06/24/2031	453,000	451,809
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030	1,162,000	1,309,458
BNP Paribas SA (1.904% to 9-30-27, then SOFR + 1.609%) 09/30/2028 (C)	580,000	577,341
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) 06/09/2026 (C)	1,003,000	1,034,362
BNP Paribas SA (2.819% to 11-19-24, then 3 month LIBOR + 1.111%) 11/19/2025 (C)	1,782,000	1,879,823
Brighthouse Financial, Inc. 4.700%, 06/22/2047	353,000	337,562
Brookfield Finance, Inc.
3.900%, 01/25/2028	642,000	714,568
4.350%, 04/15/2030	825,000	960,138
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%) 11/05/2030	492,000	531,903
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	1,874,000	2,247,568
Credit Suisse Group AG (2.193% to 6-5-25, then SOFR + 2.044%) 06/05/2026 (C)	1,224,000	1,263,848
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) 12/14/2023 (C)	593,000	617,222
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023	535,000	575,329
Danske Bank A/S 5.000%, 01/12/2022 (C)	796,000	836,196
Danske Bank A/S (1.171% to 12-8-22, then 1 Year CMT + 1.030%) 12/08/2023 (C)	1,313,000	1,313,092
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 09/20/2022 (C)	1,554,000	1,584,180
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Danske Bank A/S (3.244% to 12-20-24, then 3 month LIBOR + 1.591%) 12/20/2025 (C)	$1,448,000	$1,540,813
Deutsche Bank AG (2.222% to 9-18-23, then SOFR + 2.159%) 09/18/2024	665,000	669,365
Element Fleet Management Corp. 3.850%, 06/15/2025 (C)	646,000	679,790
Fidelity National Financial, Inc. 3.400%, 06/15/2030	521,000	559,485
GE Capital Funding LLC
3.450%, 05/15/2025 (C)	1,363,000	1,459,108
4.400%, 05/15/2030 (C)	276,000	296,672
GE Capital International Funding Company 4.418%, 11/15/2035	1,050,000	1,109,684
Golub Capital BDC, Inc. 3.375%, 04/15/2024	1,638,000	1,635,955
HSBC Holdings PLC (1.645% to 4-18-25, then SOFR + 1.538%) 04/18/2026	1,439,000	1,434,944
HSBC Holdings PLC (2.013% to 9-22-27, then SOFR + 1.732%) 09/22/2028	1,640,000	1,622,462
Inter-American Development Bank 0.875%, 04/03/2025	1,244,000	1,268,888
Intercontinental Exchange, Inc.
1.850%, 09/15/2032	671,000	667,485
2.650%, 09/15/2040	235,000	233,810
JPMorgan Chase & Co. 2.950%, 10/01/2026	93,000	102,318
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	3,218,000	3,287,610
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	965,000	1,006,415
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	1,337,000	1,429,132
JPMorgan Chase & Co. (3.207% to 4-1-22, then 3 month LIBOR + 0.695%) 04/01/2023	1,027,000	1,067,084
JPMorgan Chase & Co. (4.493% to 3-24-30, then SOFR + 3.790%) 03/24/2031	383,000	466,700
Landwirtschaftliche Rentenbank 0.500%, 05/27/2025 (D)	1,931,000	1,937,507
Lloyds Banking Group PLC (1.326% to 6-15-22, then 1 Year CMT + 1.100%) 06/15/2023	653,000	657,731
Lloyds Banking Group PLC (3.870% to 7-9-24, then 1 Year CMT + 3.500%) 07/09/2025	1,735,000	1,889,239
MDGH - GMTN BV 2.875%, 11/07/2029 (C)	336,000	360,017
Mitsubishi UFJ Financial Group, Inc. (0.848% to 9-15-23, then 1 Year CMT + 0.680%) 09/15/2024	1,022,000	1,022,309
Mizuho Financial Group, Inc. (0.849% to 9-8-23, then 3 month LIBOR + 0.610%) 09/08/2024	822,000	819,547
National Australia Bank, Ltd. 2.332%, 08/21/2030 (C)	905,000	894,567
Nationwide Financial Services, Inc. 3.900%, 11/30/2049 (C)	757,000	774,416

40

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nationwide Mutual Insurance Company 4.350%, 04/30/2050 (C)	$426,000	$455,389
Natwest Group PLC (2.359% to 5-22-23, then 1 Year CMT + 2.150%) 05/22/2024	280,000	287,277
Natwest Group PLC (3.073% to 5-22-27, then 1 Year CMT + 2.550%) 05/22/2028	507,000	532,502
Natwest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	509,000	526,992
Natwest Group PLC (4.445% to 5-8-29, then 3 month LIBOR + 1.871%) 05/08/2030	555,000	641,882
Nomura Holdings, Inc.
2.648%, 01/16/2025	447,000	470,629
2.679%, 07/16/2030	483,000	497,127
3.103%, 01/16/2030	1,617,000	1,716,018
Santander Holdings USA, Inc.
3.244%, 10/05/2026	723,000	773,473
3.400%, 01/18/2023	231,000	241,834
3.450%, 06/02/2025	1,353,000	1,443,861
4.400%, 07/13/2027	364,000	400,745
4.500%, 07/17/2025	71,000	78,740
Santander UK Group Holdings PLC (1.532% to 8-21-25, then 1 Year CMT + 1.250%) 08/21/2026	2,083,000	2,048,929
Scentre Group Trust 1 3.625%, 01/28/2026 (C)	498,000	533,164
Societe Generale SA 2.625%, 01/22/2025 (C)	934,000	963,641
Societe Generale SA (3.653% to 7-8-30, then 5 Year CMT + 3.000%) 07/08/2035 (C)	427,000	429,335
SVB Financial Group 3.125%, 06/05/2030	241,000	268,911
Swedish Export Credit 0.750%, 04/06/2023 (D)	1,696,000	1,711,835
Temasek Financial I, Ltd. 2.250%, 04/06/2051 (C)	614,000	594,616
The Andrew W. Mellon Foundation 0.947%, 08/01/2027	384,000	384,086
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025 to 11/16/2026	3,534,000	3,901,329
3.850%, 01/26/2027	523,000	587,652
4.000%, 03/03/2024	136,000	149,561
6.750%, 10/01/2037	535,000	774,121
The Goldman Sachs Group, Inc. (3.272% to 9-29-24, then 3 month LIBOR + 1.201%) 09/29/2025	154,000	166,699
Trust Fibra Uno
4.869%, 01/15/2030 (C)	400,000	402,700
6.390%, 01/15/2050 (C)	325,000	324,188
UBS Group AG (1.364% to 1-30-26, then 1 Year CMT + 1.080%) 01/30/2027 (C)	1,012,000	1,011,222
UBS Group AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) 08/15/2023 (C)	1,556,000	1,615,537
		97,756,447
Health care – 3.7%
Abbott Laboratories 3.750%, 11/30/2026	397,000	460,554
AbbVie, Inc.
2.300%, 11/21/2022 (C)	983,000	1,017,199
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc. (continued)
2.600%, 11/21/2024 (C)	$784,000	$831,424
2.900%, 11/06/2022	1,010,000	1,058,993
2.950%, 11/21/2026 (C)	315,000	343,139
3.200%, 11/21/2029 (C)	1,330,000	1,462,383
3.750%, 11/14/2023	85,000	92,746
3.800%, 03/15/2025 (C)	1,310,000	1,453,623
4.050%, 11/21/2039 (C)	366,000	418,008
4.250%, 11/14/2028	237,000	281,617
4.250%, 11/21/2049 (C)	834,000	985,080
4.300%, 05/14/2036	230,000	270,942
4.450%, 05/14/2046	232,000	275,724
Aetna, Inc. 3.875%, 08/15/2047	250,000	278,670
Amgen, Inc. 3.150%, 02/21/2040	345,000	366,058
Anthem, Inc. 2.250%, 05/15/2030	835,000	856,950
AstraZeneca PLC 0.700%, 04/08/2026	970,000	951,144
Biogen, Inc. 3.150%, 05/01/2050	309,000	304,188
Bristol-Myers Squibb Company
3.200%, 06/15/2026	167,000	188,242
3.400%, 07/26/2029	412,000	478,692
3.450%, 11/15/2027	455,000	522,645
3.900%, 02/20/2028	487,000	576,995
4.250%, 10/26/2049	256,000	336,206
4.350%, 11/15/2047	151,000	199,292
Cigna Corp.
3.400%, 09/17/2021 to 03/01/2027	1,461,000	1,573,841
3.875%, 10/15/2047	669,000	737,474
4.375%, 10/15/2028	158,000	187,649
CVS Health Corp.
1.300%, 08/21/2027	841,000	827,883
1.750%, 08/21/2030	165,000	161,530
2.700%, 08/21/2040	234,000	223,820
3.000%, 08/15/2026	340,000	371,391
3.700%, 03/09/2023	363,000	388,829
4.780%, 03/25/2038	243,000	294,077
Danaher Corp.
2.600%, 10/01/2050	830,000	808,590
3.350%, 09/15/2025	316,000	350,948
Dentsply Sirona, Inc. 3.250%, 06/01/2030	205,000	222,723
DH Europe Finance II Sarl
2.050%, 11/15/2022	503,000	518,741
2.200%, 11/15/2024	862,000	910,654
2.600%, 11/15/2029	916,000	992,526
3.400%, 11/15/2049	6,000	6,806
Eli Lilly & Company
2.250%, 05/15/2050	477,000	449,555
2.500%, 09/15/2060	482,000	453,779
Gilead Sciences, Inc.
1.200%, 10/01/2027	513,000	513,830
1.650%, 10/01/2030	513,000	511,987
2.600%, 10/01/2040	154,000	153,649
2.800%, 10/01/2050	239,000	235,752
HCA, Inc.
5.125%, 06/15/2039	175,000	212,036
5.250%, 06/15/2049	168,000	204,262
Johnson & Johnson
2.100%, 09/01/2040	114,000	113,429
2.450%, 09/01/2060	162,000	161,805

41

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Merck & Company, Inc.
2.350%, 06/24/2040	$229,000	$232,396
2.450%, 06/24/2050	229,000	227,781
3.700%, 02/10/2045	219,000	262,274
Perrigo Finance Unlimited Company
3.150%, 06/15/2030 (D)	298,000	308,821
4.900%, 12/15/2044	274,000	287,984
Pfizer, Inc.
2.550%, 05/28/2040	480,000	495,178
2.800%, 03/11/2022	303,000	313,619
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/2030	1,283,000	1,249,175
2.800%, 09/15/2050	481,000	447,655
Royalty Pharma PLC
0.750%, 09/02/2023 (C)	164,000	163,552
1.200%, 09/02/2025 (C)	164,000	163,481
3.550%, 09/02/2050 (C)	225,000	217,123
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	655,000	695,239
Stryker Corp.
1.150%, 06/15/2025	675,000	683,330
1.950%, 06/15/2030	614,000	625,233
2.900%, 06/15/2050	473,000	486,344
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	1,031,000	1,044,170
3.175%, 07/09/2050	782,000	800,457
3.375%, 07/09/2060	252,000	259,388
4.400%, 11/26/2023	578,000	642,159
Thermo Fisher Scientific, Inc. 4.497%, 03/25/2030	1,175,000	1,448,753
UnitedHealth Group, Inc.
2.750%, 05/15/2040	401,000	421,108
3.125%, 05/15/2060	167,000	178,702
3.500%, 08/15/2039	109,000	125,000
3.700%, 12/15/2025	340,000	389,208
3.750%, 10/15/2047	271,000	320,966
3.875%, 08/15/2059	172,000	208,009
		38,295,185
Industrials – 2.4%
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (C)	583,000	584,958
AerCap Ireland Capital DAC
3.150%, 02/15/2024	664,000	658,413
3.500%, 05/26/2022	308,000	311,035
3.950%, 02/01/2022	191,000	193,364
4.450%, 04/03/2026	198,000	197,193
4.625%, 07/01/2022	162,000	166,296
4.875%, 01/16/2024	321,000	332,387
6.500%, 07/15/2025	650,000	701,583
Aviation Capital Group LLC 5.500%, 12/15/2024 (C)	838,000	864,445
Burlington Northern Santa Fe LLC 3.050%, 02/15/2051	225,000	244,416
Crowley Conro LLC 4.181%, 08/15/2043	521,186	623,898
CSX Corp.
4.300%, 03/01/2048	40,000	49,726
4.750%, 11/15/2048	218,000	288,785
Deere & Company
2.750%, 04/15/2025	657,000	715,924
3.750%, 04/15/2050 (D)	289,000	358,396
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	1,014,000	1,040,618
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines, Inc. (continued)
4.750%, 10/20/2028 (C)	$679,000	$704,463
General Dynamics Corp. 4.250%, 04/01/2040	131,000	164,525
General Electric Company
3.100%, 01/09/2023	110,000	115,427
3.450%, 05/01/2027	937,000	990,432
3.625%, 05/01/2030	481,000	498,819
5.875%, 01/14/2038	52,000	60,607
Highwoods Realty LP 2.600%, 02/01/2031	369,000	365,753
Hutama Karya Persero PT 3.750%, 05/11/2030 (C)	376,000	407,108
International Lease Finance Corp. 5.875%, 08/15/2022	113,000	120,909
John Deere Capital Corp.
0.550%, 07/05/2022	964,000	968,937
1.200%, 04/06/2023	742,000	756,501
1.750%, 03/09/2027	445,000	464,900
Northrop Grumman Corp.
2.550%, 10/15/2022	996,000	1,037,097
2.930%, 01/15/2025	45,000	48,953
3.250%, 08/01/2023 to 01/15/2028	1,486,000	1,629,855
4.030%, 10/15/2047	327,000	396,444
5.150%, 05/01/2040	491,000	658,895
Raytheon Technologies Corp.
3.650%, 08/16/2023	64,000	69,143
3.950%, 08/16/2025	454,000	516,115
4.450%, 11/16/2038	423,000	520,020
Southwest Airlines Company
4.750%, 05/04/2023	674,000	719,737
5.125%, 06/15/2027	1,011,000	1,101,178
The Boeing Company
2.700%, 02/01/2027	370,000	360,663
2.950%, 02/01/2030 (D)	335,000	323,965
3.750%, 02/01/2050	358,000	327,553
4.875%, 05/01/2025	667,000	727,604
5.150%, 05/01/2030	163,000	182,600
Union Pacific Corp.
2.150%, 02/05/2027	498,000	529,119
2.400%, 02/05/2030	617,000	663,681
2.950%, 03/01/2022	559,000	579,524
2.973%, 09/16/2062 (C)	83,000	81,214
3.150%, 03/01/2024	267,000	288,079
3.250%, 02/05/2050	792,000	878,080
3.750%, 02/05/2070	100,000	112,557
		24,701,894
Information technology – 2.9%
Apple, Inc.
2.050%, 09/11/2026	1,011,000	1,080,676
2.550%, 08/20/2060	738,000	734,240
2.650%, 05/11/2050	776,000	805,508
3.200%, 05/13/2025	233,000	259,743
4.250%, 02/09/2047	276,000	366,293
Broadcom Corp. 3.875%, 01/15/2027	764,000	847,172
Broadcom, Inc.
3.150%, 11/15/2025	1,764,000	1,902,599
4.150%, 11/15/2030	999,000	1,121,563
4.250%, 04/15/2026	540,000	608,469
4.700%, 04/15/2025	794,000	902,059
Dell International LLC
4.900%, 10/01/2026 (C)	162,000	183,084
5.300%, 10/01/2029 (C)	323,000	369,998
6.100%, 07/15/2027 (C)	321,000	378,930

42

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fiserv, Inc.
3.200%, 07/01/2026	$540,000	$599,821
3.500%, 07/01/2029	480,000	546,304
Flex, Ltd. 4.875%, 05/12/2030	840,000	957,972
HP, Inc. 2.200%, 06/17/2025	1,012,000	1,060,125
IBM Corp.
3.300%, 05/15/2026	210,000	236,621
4.150%, 05/15/2039	100,000	122,104
Intel Corp. 4.600%, 03/25/2040 (D)	320,000	425,058
KLA Corp. 3.300%, 03/01/2050	429,000	448,762
Micron Technology, Inc. 2.497%, 04/24/2023	995,000	1,033,194
Microsoft Corp.
2.525%, 06/01/2050	257,000	268,097
2.675%, 06/01/2060	406,000	425,120
2.875%, 02/06/2024	192,000	206,597
4.100%, 02/06/2037	318,000	412,580
NVIDIA Corp.
2.850%, 04/01/2030	502,000	565,788
3.500%, 04/01/2050	1,138,000	1,329,655
NXP BV
3.150%, 05/01/2027 (C)	543,000	588,040
3.400%, 05/01/2030 (C)	109,000	119,237
3.875%, 06/18/2026 (C)	1,284,000	1,438,493
4.300%, 06/18/2029 (C)	422,000	486,656
Oracle Corp.
2.625%, 02/15/2023	417,000	435,536
2.800%, 04/01/2027	962,000	1,055,431
2.950%, 11/15/2024	223,000	241,817
3.800%, 11/15/2037	228,000	267,059
3.850%, 04/01/2060	531,000	623,119
4.000%, 11/15/2047	485,000	573,716
PayPal Holdings, Inc.
1.350%, 06/01/2023	870,000	888,590
1.650%, 06/01/2025	1,217,000	1,260,206
ServiceNow, Inc. 1.400%, 09/01/2030	674,000	655,054
Texas Instruments, Inc. 1.375%, 03/12/2025	399,000	412,813
TSMC Global, Ltd.
0.750%, 09/28/2025 (C)	820,000	812,516
1.375%, 09/28/2030 (C)	1,228,000	1,204,730
		29,261,145
Materials – 0.8%
Barrick North America Finance LLC
5.700%, 05/30/2041	385,000	542,788
5.750%, 05/01/2043	146,000	212,205
Georgia-Pacific LLC 2.100%, 04/30/2027 (C)	513,000	538,390
International Paper Company 4.400%, 08/15/2047	317,000	385,715
Newmont Corp. 2.250%, 10/01/2030	885,000	912,685
Nucor Corp.
2.000%, 06/01/2025	336,000	350,867
2.700%, 06/01/2030	336,000	360,518
Nutrien, Ltd.
2.950%, 05/13/2030	432,000	472,337
5.000%, 04/01/2049	487,000	638,655
Nutrition & Biosciences, Inc.
1.230%, 10/01/2025 (C)	343,000	342,680
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Nutrition & Biosciences, Inc. (continued)
1.832%, 10/15/2027 (C)	$240,000	$241,022
2.300%, 11/01/2030 (C)	510,000	513,284
3.468%, 12/01/2050 (C)	240,000	240,459
Reliance Steel & Aluminum Company
1.300%, 08/15/2025	265,000	265,008
2.150%, 08/15/2030	689,000	673,549
Steel Dynamics, Inc.
2.400%, 06/15/2025 (D)	244,000	254,530
3.250%, 01/15/2031	244,000	260,899
The Dow Chemical Company
2.100%, 11/15/2030	965,000	950,197
3.600%, 11/15/2050	334,000	338,559
		8,494,347
Real estate – 1.2%
Agree LP 2.900%, 10/01/2030	234,000	241,467
Crown Castle International Corp.
3.300%, 07/01/2030	905,000	988,178
4.000%, 03/01/2027	157,000	178,241
Equinix, Inc.
2.625%, 11/18/2024	425,000	451,801
2.900%, 11/18/2026	887,000	956,407
Federal Realty Investment Trust 3.950%, 01/15/2024	500,000	541,523
GLP Capital LP
4.000%, 01/15/2030	261,000	270,119
5.300%, 01/15/2029	319,000	355,261
Healthpeak Properties, Inc. 2.875%, 01/15/2031	223,000	236,065
Kilroy Realty LP 2.500%, 11/15/2032	403,000	392,066
Kimco Realty Corp. 1.900%, 03/01/2028 (D)	334,000	329,591
Mid-America Apartments LP
1.700%, 02/15/2031	298,000	293,188
3.600%, 06/01/2027	47,000	52,356
3.750%, 06/15/2024	738,000	802,319
3.950%, 03/15/2029	317,000	366,823
4.000%, 11/15/2025	386,000	435,677
4.300%, 10/15/2023	323,000	352,873
Realty Income Corp. 3.250%, 01/15/2031	720,000	793,524
Regency Centers LP 2.950%, 09/15/2029	686,000	710,236
Spirit Realty LP
3.200%, 02/15/2031	748,000	729,438
3.400%, 01/15/2030	380,000	377,569
4.000%, 07/15/2029	182,000	189,203
4.450%, 09/15/2026	39,000	41,838
STORE Capital Corp.
4.500%, 03/15/2028	1,188,000	1,272,410
4.625%, 03/15/2029	402,000	430,823
VEREIT Operating Partnership LP 3.400%, 01/15/2028	335,000	348,900
		12,137,896
Utilities – 2.9%
Arizona Public Service Company 3.150%, 05/15/2025	65,000	71,077
Black Hills Corp.
3.050%, 10/15/2029	541,000	588,719
3.875%, 10/15/2049	284,000	315,279
CenterPoint Energy Houston Electric LLC 2.900%, 07/01/2050	218,000	233,432

43

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
CenterPoint Energy Resources Corp. 4.100%, 09/01/2047	$308,000	$361,287
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	751,000	796,930
2.950%, 03/01/2030	269,000	294,542
Consumers Energy Company 2.500%, 05/01/2060	267,000	250,233
Dominion Energy, Inc.
2.000%, 08/15/2021	444,000	449,550
2.850%, 08/15/2026	409,000	448,279
DTE Electric Company 2.950%, 03/01/2050	697,000	736,026
DTE Energy Company
1.050%, 06/01/2025	643,000	643,912
2.529%, 10/01/2024	85,000	90,344
2.950%, 03/01/2030	423,000	454,967
3.800%, 03/15/2027	636,000	711,249
Duke Energy Corp.
0.900%, 09/15/2025	613,000	613,987
1.800%, 09/01/2021	665,000	673,040
Duke Energy Ohio, Inc. 2.125%, 06/01/2030	483,000	507,037
Duke Energy Progress LLC 2.500%, 08/15/2050	384,000	371,315
Entergy Arkansas LLC 2.650%, 06/15/2051	421,000	423,751
Entergy Texas, Inc. 1.750%, 03/15/2031	425,000	421,221
Evergy Kansas Central, Inc. 3.450%, 04/15/2050	854,000	965,497
Evergy Metro, Inc. 2.250%, 06/01/2030	644,000	681,389
Evergy, Inc.
2.450%, 09/15/2024	590,000	624,468
2.900%, 09/15/2029	419,000	449,434
Exelon Corp. 4.700%, 04/15/2050	583,000	741,075
FirstEnergy Corp.
3.900%, 07/15/2027	590,000	648,372
4.250%, 03/15/2023	641,000	680,550
Interstate Power & Light Company 3.500%, 09/30/2049	242,000	264,475
ITC Holdings Corp. 2.700%, 11/15/2022	635,000	662,260
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	498,000	584,723
MidAmerican Energy Company 3.650%, 08/01/2048	335,000	394,716
Mississippi Power Company
3.950%, 03/30/2028	775,000	888,970
4.250%, 03/15/2042	465,000	547,693
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	1,006,000	1,046,943
2.750%, 05/01/2025	541,000	584,373
NiSource, Inc. 0.950%, 08/15/2025	840,000	838,950
Oncor Electric Delivery Company LLC 3.700%, 11/15/2028	482,000	566,909
Pacific Gas & Electric Company
2.100%, 08/01/2027	633,000	615,143
2.500%, 02/01/2031	865,000	823,599
3.300%, 12/01/2027 (E)	676,000	694,781
3.300%, 08/01/2040 (D)	212,000	193,627
3.950%, 12/01/2047 (E)	224,000	206,783
4.500%, 07/01/2040	160,000	162,449
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
4.550%, 07/01/2030	$703,000	$761,583
Pennsylvania Electric Company 3.250%, 03/15/2028 (C)	267,000	289,798
PPL Capital Funding, Inc.
3.100%, 05/15/2026	767,000	846,839
3.400%, 06/01/2023	91,000	96,902
4.125%, 04/15/2030	820,000	967,698
5.000%, 03/15/2044	423,000	526,905
Public Service Electric & Gas Company
2.050%, 08/01/2050	129,000	116,797
2.700%, 05/01/2050	700,000	729,046
Southern California Edison Company
2.850%, 08/01/2029	321,000	337,056
4.125%, 03/01/2048	514,000	561,867
4.650%, 10/01/2043	151,000	173,980
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	644,000	637,220
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (C)	222,000	245,969
Xcel Energy, Inc. 0.500%, 10/15/2023	273,000	272,704
		29,887,720
TOTAL CORPORATE BONDS (Cost $326,926,100)		$342,202,698
MUNICIPAL BONDS – 0.5%
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	1,236,953
Los Angeles Community College District (California) 6.750%, 08/01/2049	345,000	616,267
North Texas Tollway Authority 6.718%, 01/01/2049 (D)	697,000	1,200,534
Port Authority of New York & New Jersey 4.458%, 10/01/2062 (D)	571,000	730,395
The Ohio State University 4.800%, 06/01/2111	464,000	679,361
University of Texas 2.439%, 08/15/2049	285,000	289,295
TOTAL MUNICIPAL BONDS (Cost $4,014,167)		$4,752,805
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.1%
Commercial and residential – 3.4%
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(F)	390,786	399,498
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (C)(F)	854,815	869,506
Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(F)	404,422	404,641
Benchmark Mortgage Trust Series 2018-B1, Class ASB 3.602%, 01/15/2051 (F)	127,000	142,501
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	503,728	522,398
Series 2019-2, Class A1, 2.879%, 07/25/2049 (C)	898,477	922,346

44

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CD Mortgage Trust
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	$508,000	$555,468
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,197,000	1,321,664
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A1, 1.965%, 06/15/2050	54,316	54,338
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	529,000	576,734
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(F)	306,456	309,010
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(F)	572,501	577,740
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(F)	741,948	750,774
Series 2020-2, Class A1, 1.853%, 03/25/2065 (C)(F)	726,263	731,570
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	1,394,000	1,445,581
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	304,000	336,161
CSAIL Commercial Mortgage Trust Series 2015-C4, Class A4 3.808%, 11/15/2048	337,000	374,742
DBJPM Mortgage Trust
Series 2017-C6, Class ASB, 3.121%, 06/10/2050	298,000	321,920
Series 2020-C9, Class A5, 1.926%, 09/15/2053	163,000	168,829
GCAT Trust Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	329,002	334,106
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	12,076	12,090
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	405,501	431,357
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	1,051,893
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	617,000	681,870
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	1,151,654	1,248,911
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	567,000	610,677
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,658,651	1,763,997
Series 2015-C29, Class A4, 3.611%, 05/15/2048	456,000	504,034
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class ASB 3.283%, 07/15/2050	563,000	615,199
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	$202,000	$220,325
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	561,000	647,553
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.249%, 02/15/2048	158,000	171,098
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, 3.600%, 04/25/2049 (C)(F)	434,645	439,695
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	702,505	715,068
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (C)(F)	687,474	695,140
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610%, 09/27/2049 (C)(F)	769,621	780,871
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(F)	1,355,516	1,380,111
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(F)	1,030,694	1,033,418
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(F)	311,735	315,969
Series 2019-2, Class A1, 3.211%, 05/25/2059 (C)(F)	1,138,255	1,163,868
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	1,462,933	1,491,755
Series 2019-4, Class A1, 2.642%, 11/25/2059 (C)	1,989,402	2,028,193
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (C)(F)	590,308	605,745
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(F)	795,776	813,869
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(F)	472,757	484,522
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	2,217,572	2,264,422
Series 2020-2, Class A1, 2.226%, 05/25/2060 (C)(F)	1,101,104	1,111,380
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (C)(F)	422,628	431,080
		34,833,637
U.S. Government Agency – 4.7%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	2,506,473	2,700,438
Series 343, Class F4 (1 month LIBOR + 0.350%), 0.506%, 10/15/2037 (B)	906,922	905,303
Series 4205, Class PA, 1.750%, 05/15/2043	599,965	619,810
Series 4426, Class QC, 1.750%, 07/15/2037	1,027,261	1,063,001
Series 4705, Class A, 4.500%, 09/15/2042	711,735	736,899
Series 4742, Class PA, 3.000%, 10/15/2047	3,297,372	3,483,565

45

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4763, Class CA, 3.000%, 09/15/2038	$302,482	$327,421
Series 4767, Class KA, 3.000%, 03/15/2048	935,356	1,016,730
Series 4786, Class DP, 4.500%, 07/15/2042	215,629	217,264
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.502%, 12/15/2048 (B)	261,365	262,153
Series 4880, Class DA, 3.000%, 05/15/2050	1,316,998	1,419,446
Series 4988, Class AF (1 month LIBOR + 0.350%), 0.506%, 10/15/2037 (B)	2,995,731	2,995,073
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	797,234	824,725
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,992,659	2,040,617
Series 2013-30, Class CA, 1.500%, 04/25/2043	313,061	320,408
Series 2013-43, Class BP, 1.750%, 05/25/2043	868,892	905,108
Series 2014-73, Class MA, 2.500%, 11/25/2044	540,095	576,614
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,552,132	2,642,240
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,678,983	2,803,477
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,886,061	5,057,177
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,049,774	1,112,668
Series 2017-42, Class H, 3.000%, 11/25/2043	633,995	655,977
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	333,000	372,407
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,631,282	1,765,846
Series 2018-15, Class AB, 3.000%, 03/25/2048	378,175	408,785
Series 2018-8, Class KL, 2.500%, 03/25/2047	1,280,388	1,341,571
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,560,498	1,677,666
Series 2019-35, Class A, 3.000%, 07/25/2049	729,538	768,044
Series 2019-35, Class MB, 3.000%, 07/25/2049	1,098,733	1,186,323
Series 414, Class A35, 3.500%, 10/25/2042	2,482,002	2,673,993
Government National Mortgage Association
Series 2012-141, Class WA, 4.536%, 11/16/2041 (F)	284,272	317,699
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,134,670	1,177,629
Series 2018-11, Class PC, 2.750%, 12/20/2047	1,757,655	1,832,425
Series 2019-132, Class NA, 3.500%, 09/20/2049	1,068,728	1,124,036
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2019-31, Class JC, 3.500%, 03/20/2049	$881,842	$931,777
		48,264,315
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $79,761,249)		$83,097,952
ASSET BACKED SECURITIES – 9.7%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A2A 1.100%, 03/20/2023	200,374	201,063
Series 2020-2, Class A2A 0.600%, 12/18/2023	1,626,000	1,628,997
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	637,000	652,028
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	678,000	692,293
Series 2020-2A, Class A 2.020%, 02/20/2027 (C)	1,508,000	1,521,128
Capital One Multi-Asset Execution Trust
Series 2016-A2, Class A2 (1 month LIBOR + 0.630%) 0.782%, 02/15/2024 (B)	1,432,000	1,436,404
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.662%, 09/16/2024 (B)	855,000	858,723
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.798%, 11/26/2046 (B)(C)	628,387	630,310
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	396,365	418,203
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	400,847	414,823
Ford Credit Auto Lease Trust Series 2020-B, Class A3 0.620%, 08/15/2023	1,856,000	1,863,937
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	2,769,000	3,050,075
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	1,802,000	1,943,957
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	2,218,000	2,424,592
Series 2020-1, Class A 2.040%, 08/15/2031 (C)	2,664,000	2,790,896
Series 2020-A, Class A3 1.040%, 08/15/2024	838,000	848,335
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class A1 0.700%, 09/15/2025	3,733,000	3,742,137
Series 2020-2, Class A 1.060%, 09/15/2027	3,529,000	3,535,194
GM Financial Automobile Leasing Trust Series 2020-2, Class A4 1.010%, 07/22/2024	190,000	192,434

46

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3 1.490%, 12/16/2024	$298,000	$303,927
Mercedes-Benz Auto Receivables Trust Series 2020-1, Class A3 0.550%, 02/18/2025	549,000	551,272
Navient Private Education Loan Trust
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.302%, 12/15/2045 (B)(C)	482,793	490,594
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (C)	428,264	444,369
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	89,554	91,513
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	233,361	239,932
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	1,978,199	2,074,946
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	1,289,000	1,330,972
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	1,915,000	2,005,793
Series 2019-D, Class A2B (1 month LIBOR + 1.050%) 1.202%, 12/15/2059 (B)(C)	766,000	767,804
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	2,003,000	2,072,871
Series 2019-GA, Class A 2.400%, 10/15/2068 (C)	1,634,073	1,672,693
Series 2020-A, Class A2A 2.460%, 11/15/2068 (C)	1,243,000	1,298,216
Series 2020-A, Class A2B (1 month LIBOR + 0.900%) 1.052%, 11/15/2068 (B)(C)	895,000	890,808
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	799,000	820,431
Series 2020-DA, Class A 1.690%, 05/15/2069 (C)	752,748	762,305
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	215,392	218,208
Series 2020-FA, Class A 1.220%, 07/15/2069 (C)	419,668	421,145
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	2,514,000	2,518,037
Navient Student Loan Trust
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 0.998%, 06/25/2065 (B)(C)	54,733	54,743
Series 2018-EA, Class A2 4.000%, 12/15/2059 (C)	834,000	866,733
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	1,568,000	1,619,857
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.425%, 10/27/2036 (B)	1,212,587	1,188,529
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.405%, 01/25/2037 (B)	1,267,350	1,242,273
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.355%, 10/25/2033 (B)	4,049,705	3,909,410
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.325%, 03/23/2037 (B)	$4,701,949	$4,539,808
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.345%, 12/24/2035 (B)	2,884,387	2,825,157
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.405%, 03/22/2032 (B)	621,978	585,143
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 0.718%, 09/25/2041 (B)(C)	371,422	362,534
Santander Drive Auto Receivables Trust
Series 2020-1, Class A3 2.030%, 02/15/2024	383,000	390,449
Series 2020-2, Class A2A 0.620%, 05/15/2023	1,877,000	1,879,396
Series 2020-3, Class A3 0.520%, 07/15/2024	681,000	682,321
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	2,253,000	2,386,185
SLC Student Loan Trust Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 1.850%, 12/15/2032 (B)	580,768	587,875
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 1.000%, 12/15/2032 (B)(C)	743,667	690,047
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.305%, 07/25/2022 (B)	2,433,267	2,368,115
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.548%, 03/25/2025 (B)	884,479	844,748
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.098%, 09/25/2028 (B)	2,153,089	2,061,425
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.848%, 01/25/2029 (B)	1,841,509	1,733,815
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.898%, 05/26/2026 (B)	1,183,934	1,138,936
SMB Private Education Loan Trust
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 1.352%, 07/15/2027 (B)(C)	720,404	721,336
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	1,246,170	1,276,046
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	185,991	190,362
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.252%, 09/15/2034 (B)(C)	633,911	631,974
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	254,414	268,773
Series 2020-BA, Class A1A 1.290%, 07/15/2053 (C)	2,007,000	2,007,171
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	3,337,000	3,357,207
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	365,300	369,787

47

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC (continued)
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 0.998%, 07/25/2039 (B)(C)	$113,860	$113,621
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.848%, 03/26/2040 (B)(C)	131,129	131,050
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	91,990	94,346
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.648%, 11/26/2040 (B)(C)	76,322	76,203
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	1,984,200	2,016,953
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	565,000	583,487
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (C)	1,794,000	1,862,447
Series 2020-C, Class AFX 1.950%, 02/15/2046 (C)	1,519,472	1,553,869
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	790,000	793,517
Verizon Owner Trust
Series 2019-C, Class A1A 1.940%, 04/22/2024	503,000	514,807
Series 2020-A, Class A1A 1.850%, 07/22/2024	1,864,000	1,911,635
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A3 0.980%, 11/20/2024	783,000	792,787
TOTAL ASSET BACKED SECURITIES (Cost $97,889,113)		$99,046,242
SHORT-TERM INVESTMENTS – 5.9%
Short-term funds – 5.9%
John Hancock Collateral Trust, 0.2185% (G)(H)	1,025,003	10,260,182
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (G)	50,155,984	50,155,984
TOTAL SHORT-TERM INVESTMENTS (Cost $60,416,527)		$60,416,166
Total Investments (Core Bond Trust) (Cost $1,118,391,078) – 112.3%		$1,147,553,186
Other assets and liabilities, net – (12.3%)		(125,975,329)
TOTAL NET ASSETS – 100.0%		$1,021,577,857
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,344,692 or 13.8% of the fund's net assets as of 9-30-20.
Core Bond Trust (continued)
(D)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $9,767,219.
(E)	Non-income producing - Issuer is in default.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Austria - 0.4%
ams AG (A)	50,955	$1,151,958
Bermuda - 1.2%
Everest Re Group, Ltd.	15,562	3,074,117
Canada - 3.5%
Kinross Gold Corp. (A)	524,345	4,624,723
Yamana Gold, Inc.	753,698	4,281,005
		8,905,728
China - 1.8%
Alibaba Group Holding, Ltd. (A)	76,800	2,819,414
Topsports International Holdings, Ltd. (B)	1,340,000	1,862,943
		4,682,357
Denmark - 1.4%
Novo Nordisk A/S, B Shares	50,505	3,499,218
Finland - 1.8%
Sampo OYJ, A Shares	117,144	4,639,265
France - 13.4%
AXA SA	190,654	3,528,640
BNP Paribas SA (A)	108,054	3,908,827
Capgemini SE	36,578	4,692,816
Eiffage SA (A)	44,694	3,647,709
Imerys SA	22,747	845,555
Peugeot SA (A)	196,072	3,555,680
Rexel SA (A)	135,794	1,702,600
Sanofi	50,835	5,094,298
TOTAL SE	132,303	4,543,650
Vinci SA	34,492	2,882,050
		34,401,825
Germany - 6.3%
Allianz SE	22,731	4,362,782
Bayer AG	51,404	3,171,323
Brenntag AG	25,915	1,647,734
Deutsche Telekom AG	151,806	2,527,591
Rheinmetall AG	13,887	1,245,504
Siemens AG	22,491	2,840,384
Siemens Energy AG (A)	11,294	304,560
		16,099,878
Greece - 0.7%
Hellenic Telecommunications Organization SA	125,502	1,807,520
Hong Kong - 1.5%
China Overseas Land & Investment, Ltd.	499,000	1,260,462
CK Asset Holdings, Ltd.	224,000	1,100,677
WH Group, Ltd. (B)	1,834,500	1,496,414
		3,857,553
Hungary - 0.8%
OTP Bank NYRT (A)	70,636	2,126,055

48

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India - 0.6%
HDFC Bank, Ltd., ADR (A)	31,337	$1,565,597
Indonesia - 0.7%
Bank Rakyat Indonesia Persero Tbk PT	8,729,000	1,790,792
Ireland - 1.0%
CRH PLC	68,701	2,477,676
Isle of Man - 0.3%
GVC Holdings PLC (A)	59,055	739,622
Italy - 1.7%
Enel SpA	287,414	2,493,594
Leonardo SpA	334,464	1,953,497
		4,447,091
Japan - 20.9%
Fuji Corp. (C)	113,000	2,239,347
Fuji Electric Company, Ltd.	44,800	1,420,189
Hitachi, Ltd.	194,100	6,572,121
Kamigumi Company, Ltd.	2,700	53,204
KDDI Corp.	193,200	4,859,281
Kinden Corp.	64,300	1,135,619
Koito Manufacturing Company, Ltd.	30,200	1,540,976
Kurita Water Industries, Ltd.	24,800	820,104
Kyudenko Corp.	41,000	1,181,630
NEC Corp.	60,800	3,556,422
Nintendo Company, Ltd.	2,900	1,643,405
Nippon Telegraph & Telephone Corp.	83,500	1,704,793
Persol Holdings Company, Ltd.	65,500	1,069,889
Rengo Company, Ltd.	157,600	1,191,272
Sankyu, Inc.	26,800	1,058,354
Sanwa Holdings Corp.	242,400	2,570,254
Sony Corp.	77,100	5,909,101
Sumitomo Mitsui Financial Group, Inc.	90,800	2,538,841
Taiheiyo Cement Corp.	58,900	1,503,925
Taisei Corp.	58,000	1,963,131
Taiyo Yuden Company, Ltd. (C)	85,200	2,683,637
Tokyo Electron, Ltd.	7,800	2,037,787
TS Tech Company, Ltd.	48,400	1,368,384
Zenkoku Hosho Company, Ltd.	71,700	2,833,537
		53,455,203
Macau - 0.7%
Wynn Macau, Ltd. (A)(C)	1,095,200	1,757,582
Malta - 0.0%
BGP Holdings PLC (A)(D)	2,126,418	0
Netherlands - 5.7%
Aalberts NV (C)	48,900	1,758,435
ING Groep NV (A)	500,588	3,572,651
Koninklijke Ahold Delhaize NV	52,271	1,545,032
Koninklijke KPN NV	511,119	1,199,255
NN Group NV	64,162	2,405,046
NXP Semiconductors NV	11,030	1,376,654
Royal Dutch Shell PLC, A Shares	137,389	1,715,081
Signify NV (A)(B)	25,494	942,953
		14,515,107
Norway - 0.9%
DNB ASA	100,538	1,400,557
Yara International ASA	25,185	969,113
		2,369,670
Singapore - 0.5%
DBS Group Holdings, Ltd.	90,300	1,327,532
South Korea - 5.5%
GS Retail Company, Ltd.	41,000	1,175,043
Hana Financial Group, Inc.	106,082	2,548,416
KB Financial Group, Inc.	81,069	2,610,421
KT Corp., ADR	257,179	2,471,490
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	106,599	$5,292,018
		14,097,388
Spain - 0.9%
Amadeus IT Group SA	14,677	815,107
Applus Services SA (A)	188,049	1,406,655
		2,221,762
Sweden - 0.8%
Husqvarna AB, B Shares (C)	63,757	701,083
Loomis AB (A)	46,119	1,261,486
		1,962,569
Switzerland - 8.8%
Glencore PLC (A)	850,066	1,762,344
Novartis AG	89,898	7,805,331
Roche Holding AG	16,942	5,803,322
STMicroelectronics NV	100,625	3,086,188
UBS Group AG	354,334	3,958,940
		22,416,125
Taiwan - 0.4%
Simplo Technology Company, Ltd.	112,000	1,162,962
United Kingdom - 14.3%
BAE Systems PLC	519,527	3,226,544
BP PLC	711,735	2,058,334
Coca-Cola European Partners PLC	64,852	2,516,906
Direct Line Insurance Group PLC	667,950	2,329,626
GlaxoSmithKline PLC	112,508	2,109,254
Howden Joinery Group PLC	192,420	1,464,535
Imperial Brands PLC	160,055	2,827,146
Inchcape PLC (A)	289,302	1,640,571
Melrose Industries PLC (A)	841,835	1,248,327
Nomad Foods, Ltd. (A)	126,173	3,214,888
Persimmon PLC	89,508	2,852,491
Redrow PLC (A)	308,863	1,607,040
Rio Tinto, Ltd.	22,351	1,526,605
Smith & Nephew PLC	49,028	960,431
Tesco PLC	1,514,293	4,154,190
Unilever PLC	29,826	1,838,878
WH Smith PLC	82,989	1,019,256
		36,595,022
United States - 0.9%
Applied Materials, Inc.	37,740	2,243,643
TOTAL COMMON STOCKS (Cost $259,923,542)		$249,390,817
SHORT-TERM INVESTMENTS - 4.0%
Short-term funds - 4.0%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (E)	5,440,373	5,440,373
John Hancock Collateral Trust, 0.2185% (E)(F)	473,744	4,742,135
TOTAL SHORT-TERM INVESTMENTS (Cost $10,182,742)		$10,182,508
Total Investments (Disciplined Value International Trust) (Cost $270,106,284) - 101.4%		$259,573,325
Other assets and liabilities, net - (1.4%)		(3,653,111)
TOTAL NET ASSETS - 100.0%		$255,920,214
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

49

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
(C)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $4,505,033.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%
Australia - 0.0%
MMG, Ltd. (A)(B)	192,000	$48,359
Belgium - 0.0%
Titan Cement International SA (A)	985	12,773
Brazil - 3.5%
Banco Bradesco SA	71,329	228,877
Banco do Brasil SA	67,483	355,926
Banco Santander Brasil SA	30,118	149,949
BrasilAgro - Cia Brasileira de Propriedades Agricolas	6,700	25,889
Camil Alimentos SA	10,600	23,518
Cogna Educacao	186,166	171,716
CSU Cardsystem SA	4,900	11,971
Enauta Participacoes SA	16,860	29,061
Fras-Le SA	8,800	8,916
Industrias Romi SA	6,500	13,947
International Meal Company Alimentacao SA (A)	26,670	15,339
Iochpe Maxion SA	11,411	27,837
JHSF Participacoes SA	65,027	81,054
Kepler Weber SA	2,100	14,958
Marisa Lojas SA (A)	14,758	18,264
Petroleo Brasileiro SA	446,047	1,570,247
Restoque Comercio e Confeccoes de Roupas SA (A)	3,836	3,361
Sao Carlos Empreendimentos e Participacoes SA	5,205	32,995
Sao Martinho SA	9,777	37,918
SLC Agricola SA	9,500	43,120
Trisul SA	13,137	25,124
Tupy SA (A)	9,951	30,778
Usinas Siderurgicas de Minas Gerais SA	14,738	26,873
Vale SA	375,921	3,956,746
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,359	17,435
		6,921,819
Chile - 0.5%
Camanchaca SA	214,992	15,277
CAP SA (A)	6,647	55,990
Cementos BIO BIO SA	16,447	14,287
Cencosud SA	133,449	195,464
Cristalerias de Chile SA	3,626	18,375
Empresa Nacional de Telecomunicaciones SA	15,564	96,876
Empresas CMPC SA	53,560	112,551
Empresas COPEC SA	21,339	160,003
Empresas Hites SA	46,731	6,428
Enel Americas SA	89,078	11,577
Grupo Security SA	147,513	24,352
Inversiones Aguas Metropolitanas SA	42,648	30,894
Itau CorpBanca Chile SA	10,081,598	26,780
Masisa SA (A)	321,066	4,576
PAZ Corp. SA	16,523	11,568
Ripley Corp. SA	137,631	37,699
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Salfacorp SA	54,622	$28,867
Sigdo Koppers SA	50,989	52,876
SMU SA	43,046	6,400
Sociedad Matriz SAAM SA	670,600	46,111
Socovesa SA	113,429	28,892
SONDA SA	17,248	12,213
		998,056
China - 22.7%
361 Degrees International, Ltd.	140,000	17,972
AAC Technologies Holdings, Inc.	63,500	345,475
Agile Group Holdings, Ltd.	215,000	283,264
Agricultural Bank of China, Ltd., H Shares	2,020,000	633,785
Air China, Ltd., H Shares	256,000	168,728
Aluminum Corp. of China, Ltd., H Shares (A)	372,000	76,723
Angang Steel Company, Ltd., H Shares	193,800	52,115
Anhui Conch Cement Company, Ltd., H Shares	90,000	623,366
Anton Oilfield Services Group (A)(B)	284,000	12,340
Asia Cement China Holdings Corp.	65,000	57,609
AviChina Industry & Technology Company, Ltd., H Shares (B)	230,000	131,661
BAIC Motor Corp., Ltd., H Shares (C)	207,000	84,697
Baidu, Inc., ADR (A)	16,268	2,059,369
Bank of China, Ltd., H Shares	6,067,694	1,887,177
Bank of Chongqing Company, Ltd., H Shares	69,500	36,093
Bank of Communications Company, Ltd., H Shares	596,876	287,678
Bank of Tianjin Company, Ltd., H Shares	74,000	31,208
BBMG Corp., H Shares	220,000	40,849
Beijing Capital International Airport Company, Ltd., H Shares	208,000	125,763
Beijing North Star Company, Ltd., H Shares	132,000	24,875
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (A)(C)	35,000	9,148
Boyaa Interactive International, Ltd. (A)	63,000	4,401
BYD Electronic International Company, Ltd.	47,000	238,526
Cabbeen Fashion, Ltd.	40,000	14,885
CAR, Inc. (A)(B)	59,000	19,084
Central China Real Estate, Ltd.	113,732	52,440
Changshouhua Food Company, Ltd. (A)	32,000	16,610
Chaowei Power Holdings, Ltd.	133,000	49,451
Cheetah Mobile, Inc., ADR	4,594	9,464
China Aoyuan Group, Ltd.	68,000	70,084
China BlueChemical, Ltd., H Shares	264,000	38,408
China Cinda Asset Management Company, Ltd., H Shares	737,000	138,887
China CITIC Bank Corp., Ltd., H Shares	642,775	249,101
China Coal Energy Company, Ltd., H Shares	178,000	43,607
China Communications Construction Company, Ltd., H Shares	340,000	178,793
China Communications Services Corp., Ltd., H Shares	217,200	128,225
China Conch Venture Holdings, Ltd.	65,000	302,386
China Construction Bank Corp., H Shares	8,773,000	5,700,455
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	122,000	18,210

50

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Dili Group (A)	190,600	$49,479
China Dongxiang Group Company, Ltd.	530,000	66,016
China Eastern Airlines Corp., Ltd., H Shares (B)	276,000	118,726
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	19,337
China Energy Engineering Corp., Ltd., H Shares	380,000	34,008
China Everbright Bank Company, Ltd., H Shares	261,000	82,542
China Evergrande Group (B)	202,000	518,411
China Galaxy Securities Company, Ltd., H Shares	206,000	116,594
China Harmony Auto Holding, Ltd.	105,500	41,924
China Hongqiao Group, Ltd.	249,000	155,993
China Huarong Asset Management Company, Ltd., H Shares (C)	808,000	86,101
China Huiyuan Juice Group, Ltd. (A)(B)(D)	212,500	40,155
China International Capital Corp., Ltd., H Shares (A)(C)	106,800	248,390
China International Marine Containers Group Company, Ltd., H Shares	49,900	54,217
China Lesso Group Holdings, Ltd.	123,000	223,385
China Machinery Engineering Corp., H Shares	115,000	23,698
China Maple Leaf Educational Systems, Ltd.	86,000	25,887
China Medical System Holdings, Ltd.	28,000	30,983
China Merchants Bank Company, Ltd., H Shares	272,000	1,290,753
China Merchants Securities Company, Ltd., H Shares (C)	22,880	27,331
China Minsheng Banking Corp., Ltd., H Shares	528,900	277,908
China Modern Dairy Holdings, Ltd. (A)	14,000	1,866
China Molybdenum Company, Ltd., H Shares	33,000	11,783
China National Building Material Company, Ltd., H Shares	581,450	741,027
China Oilfield Services, Ltd., H Shares	182,000	127,381
China Oriental Group Company, Ltd.	164,000	36,904
China Pacific Insurance Group Company, Ltd., H Shares	172,800	493,518
China Petroleum & Chemical Corp., ADR	15,616	631,823
China Petroleum & Chemical Corp., H Shares	1,022,000	412,651
China Railway Construction Corp., Ltd., H Shares	240,165	166,124
China Railway Group, Ltd., H Shares	379,000	179,046
China Railway Signal & Communication Corp., Ltd., H Shares (B)(C)	83,000	27,409
China Reinsurance Group Corp., H Shares	441,000	40,675
China Resources Medical Holdings Company, Ltd.	61,000	39,978
China Resources Pharmaceutical Group, Ltd. (C)	119,000	61,366
China Sanjiang Fine Chemicals Company, Ltd.	105,000	24,932
China SCE Group Holdings, Ltd.	266,200	119,924
China Shanshui Cement Group, Ltd. (A)	117,000	31,907
China Shenhua Energy Company, Ltd., H Shares	372,000	667,680
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Shineway Pharmaceutical Group, Ltd.	32,000	$20,127
China Silver Group, Ltd. (A)	94,000	8,902
China Southern Airlines Company, Ltd., H Shares (A)	228,000	123,773
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,793
China Tower Corp., Ltd., H Shares (C)	2,042,000	355,265
China Vanke Company, Ltd., H Shares	138,500	425,730
China XLX Fertiliser, Ltd.	115,000	35,059
China Yongda Automobiles Services Holdings, Ltd.	29,000	34,624
China ZhengTong Auto Services Holdings, Ltd. (A)(B)	160,000	15,634
China Zhongwang Holdings, Ltd. (A)	196,800	33,461
Chinasoft International, Ltd. (A)	42,000	30,666
Chongqing Rural Commercial Bank Company, Ltd., H Shares	198,000	73,190
CIFI Holdings Group Company, Ltd.	291,380	216,452
CITIC, Ltd.	566,130	419,771
CNOOC, Ltd.	2,087,000	2,007,440
CNOOC, Ltd., ADR	987	94,801
Cogobuy Group (A)(C)	74,000	12,589
Colour Life Services Group Company, Ltd. (A)(B)	6,169	2,904
Consun Pharmaceutical Group, Ltd.	19,000	8,219
COSCO SHIPPING Development Company, Ltd., H Shares	194,000	19,736
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	138,000	57,561
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	137,000	67,587
Cosmo Lady China Holdings Company, Ltd. (A)(C)	29,000	2,743
Country Garden Holdings Company, Ltd.	912,471	1,129,845
CPMC Holdings, Ltd.	76,000	33,522
CRRC Corp., Ltd., H Shares	279,000	111,750
CT Environmental Group, Ltd. (A)(D)	164,000	6,475
Dongfang Electric Corp., Ltd., H Shares	29,000	21,601
Dongfeng Motor Group Company, Ltd., H Shares	210,000	131,356
Dongyue Group, Ltd.	143,000	55,236
E-Commodities Holdings, Ltd. (A)	348,000	9,044
Everbright Securities Company, Ltd., H Shares (B)(C)	25,600	24,887
Fang Holdings, Ltd., ADR (A)	10	115
Fantasia Holdings Group Company, Ltd. (A)	172,500	33,714
FinVolution Group	6,095	11,215
Fosun International, Ltd.	195,460	228,966
Fufeng Group, Ltd. (A)	270,200	85,829
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	4,800	17,691
Genertec Universal Medical Group Company, Ltd. (C)	99,000	65,813
GF Securities Company, Ltd., H Shares	82,600	105,097
GOME Retail Holdings, Ltd. (A)(B)	870,000	115,233
Grand Baoxin Auto Group, Ltd. (A)	219,500	31,123
Great Wall Motor Company, Ltd., H Shares	292,500	373,118
Greatview Aseptic Packaging Company, Ltd.	25,000	9,616
Greenland Hong Kong Holdings, Ltd.	88,000	27,249
Greentown China Holdings, Ltd.	102,500	161,166

51

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangshen Railway Company, Ltd., ADR	3,552	$29,695
Guangshen Railway Company, Ltd., H Shares (B)	34,000	5,769
Guangzhou Automobile Group Company, Ltd., H Shares	188,000	157,711
Guangzhou R&F Properties Company, Ltd., H Shares	190,800	247,117
Guorui Properties, Ltd.	84,000	9,247
Guotai Junan Securities Company, Ltd., H Shares (C)	34,600	48,295
Haichang Ocean Park Holdings, Ltd. (A)(C)	181,000	12,196
Hainan Meilan International Airport Company, Ltd., H Shares (A)	17,000	96,681
Haitian International Holdings, Ltd.	25,000	58,194
Haitong Securities Company, Ltd., H Shares	188,000	160,773
Harbin Bank Company, Ltd., H Shares (C)	74,000	9,209
Harbin Electric Company, Ltd., H Shares (A)	128,000	36,435
HC Group, Inc. (A)	98,000	15,491
Hengan International Group Company, Ltd.	31,000	226,922
Hiroca Holdings, Ltd.	8,000	15,389
Honghua Group, Ltd. (A)	367,000	9,985
Honworld Group, Ltd. (C)	56,000	18,488
Hua Hong Semiconductor, Ltd. (A)(C)	12,000	46,236
Huatai Securities Company, Ltd., H Shares (C)	96,600	158,937
Huishang Bank Corp., Ltd., H Shares	63,300	20,865
Industrial & Commercial Bank of China, Ltd., H Shares	6,288,000	3,275,392
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	18,639
Jiangxi Copper Company, Ltd., H Shares	99,000	111,322
Jingrui Holdings, Ltd.	69,000	18,755
JinkoSolar Holding Company, Ltd., ADR (A)(B)	5,541	220,310
JOYY, Inc., ADR	5,041	406,657
Kaisa Group Holdings, Ltd. (A)	258,000	132,746
Kangda International Environmental Company, Ltd. (A)(C)	140,000	11,973
Kasen International Holdings, Ltd. (A)(B)	119,000	11,770
KWG Group Holdings, Ltd.	177,013	304,861
Legend Holdings Corp., H Shares (C)	66,200	80,670
Lenovo Group, Ltd.	460,000	304,135
Logan Group Company, Ltd.	14,000	22,277
Longfor Group Holdings, Ltd. (C)	116,000	657,277
Lonking Holdings, Ltd.	277,000	73,833
Luye Pharma Group, Ltd. (C)	154,000	89,932
Maoye International Holdings, Ltd.	301,000	13,271
Metallurgical Corp. of China, Ltd., H Shares	185,000	29,762
Minth Group, Ltd.	68,000	296,938
MOBI Development Company, Ltd.	70,000	6,289
Modern Land China Company, Ltd.	88,000	12,996
Momo, Inc., ADR	14,289	196,617
Nature Home Holding Company, Ltd. (A)	59,000	7,615
New China Life Insurance Company, Ltd., H Shares	22,700	85,332
NVC International Holdings, Ltd.	267,000	5,763
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Orient Securities Company, Ltd., H Shares (C)	50,800	$33,954
PetroChina Company, Ltd., ADR	1,761	51,844
PetroChina Company, Ltd., H Shares	2,098,000	617,393
PICC Property & Casualty Company, Ltd., H Shares	496,000	348,419
Postal Savings Bank of China Company, Ltd., H Shares (C)	631,000	265,817
Powerlong Real Estate Holdings, Ltd.	178,000	134,188
Qingdao Port International Company, Ltd., H Shares (C)	19,000	11,077
Qingling Motors Company, Ltd., H Shares	128,000	22,367
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	62,480	37,381
Ronshine China Holdings, Ltd. (A)	46,500	32,883
Sany Heavy Equipment International Holdings Company, Ltd.	44,000	26,019
Seazen Group, Ltd. (A)	130,000	110,738
Semiconductor Manufacturing International Corp. (A)	206,000	482,276
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	64,000	128,053
Shanghai Electric Group Company, Ltd., H Shares (A)	158,000	42,783
Shanghai Jin Jiang Capital Company, Ltd., H Shares	244,000	38,257
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	75,000	125,794
Shengjing Bank Company, Ltd., H Shares (A)(C)	17,500	15,706
Shenguan Holdings Group, Ltd.	90,000	2,761
Shenwan Hongyuan Group Company, Ltd., H Shares (C)	70,400	18,864
Shui On Land, Ltd.	390,961	49,695
Sihuan Pharmaceutical Holdings Group, Ltd.	177,000	19,076
SINA Corp. (A)	7,964	339,346
Sino-Ocean Group Holding, Ltd.	333,973	67,666
Sinopec Engineering Group Company, Ltd., H Shares	129,000	47,685
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	54,897
Sinopharm Group Company, Ltd., H Shares	122,800	259,501
Sinosoft Technology Group, Ltd. (A)	104,000	16,418
Sinotrans, Ltd., H Shares	242,000	58,284
Sinotruk Hong Kong, Ltd.	106,500	274,468
SOHO China, Ltd. (A)	247,000	67,162
Sun King Power Electronics Group	108,000	24,290
Sunac China Holdings, Ltd.	230,000	906,152
Sunshine 100 China Holdings, Ltd. (A)(C)	77,000	12,963
Tencent Music Entertainment Group, ADR (A)	1,210	17,872
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,450
The People's Insurance Company Group of China, Ltd., H Shares	342,000	101,775
Tian Ge Interactive Holdings, Ltd. (A)(C)	44,000	4,432
Tianneng Power International, Ltd. (B)	78,000	140,145
Tingyi Cayman Islands Holding Corp.	70,000	123,949

52

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tong Ren Tang Technologies Company, Ltd., H Shares	27,000	$17,172
TravelSky Technology, Ltd., H Shares	27,000	58,032
Trigiant Group, Ltd. (A)	158,000	17,242
Trip.com Group, Ltd., ADR (A)	32,171	1,001,805
Uni-President China Holdings, Ltd.	21,000	19,259
Vipshop Holdings, Ltd., ADR (A)	31,156	487,280
Want Want China Holdings, Ltd.	114,000	79,661
Weibo Corp., ADR (A)	1,400	51,002
Weichai Power Company, Ltd., H Shares	64,000	129,501
Weiqiao Textile Company, H Shares	73,500	16,828
West China Cement, Ltd.	380,000	56,242
Xiamen International Port Company, Ltd., H Shares	330,000	29,207
Xingda International Holdings, Ltd.	135,930	33,612
Xingfa Aluminium Holdings, Ltd.	29,000	29,252
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	47,000	41,353
Xinming China Holdings, Ltd. (A)	2,000	263
Xinyuan Real Estate Company, Ltd., ADR	6,010	11,419
Xtep International Holdings, Ltd.	98,092	29,197
Yanzhou Coal Mining Company, Ltd., H Shares	262,000	195,791
Yiren Digital, Ltd., ADR (A)	7,156	21,039
Yuzhou Group Holdings Company, Ltd.	297,024	118,283
Zhaojin Mining Industry Company, Ltd., H Shares	12,000	14,759
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	25,400	27,480
Zhenro Properties Group, Ltd.	17,000	10,441
Zhong An Group, Ltd.	409,000	16,472
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	47,900	160,946
Zijin Mining Group Company, Ltd., H Shares	458,000	292,775
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	112,000	108,212
ZTE Corp., H Shares (B)	4,200	10,098
ZTO Express Cayman, Inc., ADR	1,519	45,448
		44,525,070
Colombia - 0.1%
Cementos Argos SA	24,726	29,914
Corp. Financiera Colombiana SA (A)	2,616	18,183
Grupo Argos SA	36,406	110,350
Grupo de Inversiones Suramericana SA	23,322	125,660
		284,107
Cyprus - 0.0%
Cairo Mezz PLC (A)	14,937	1,259
Czech Republic - 0.2%
CEZ AS	15,806	298,870
Greece - 0.2%
Aegean Airlines SA (A)	3,467	12,534
Alpha Bank AE (A)	98,073	59,301
Bank of Greece	667	10,176
Ellaktor SA (A)	17,133	27,885
Eurobank Ergasias Services and Holdings SA (A)	179,251	78,854
Fourlis Holdings SA (A)	3,756	16,593
Hellenic Petroleum SA	6,586	35,403
Mytilineos SA	10,218	109,476
National Bank of Greece SA (A)	69,994	87,711
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Piraeus Bank SA (A)	33,087	$40,880
		478,813
Hong Kong - 8.5%
Ajisen China Holdings, Ltd.	147,000	21,619
AMVIG Holdings, Ltd.	42,000	11,633
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	7,373
Asian Citrus Holdings, Ltd. (A)	249,000	7,679
Atlas Corp.	9,130	81,622
Beijing Energy International Holding Company, Ltd. (A)	814,000	25,314
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	2,954
Beijing Enterprises Holdings, Ltd.	49,000	147,719
Beijing Enterprises Water Group, Ltd. (A)	452,000	176,146
Bosideng International Holdings, Ltd.	224,000	69,886
Brilliance China Automotive Holdings, Ltd.	216,000	204,133
C C Land Holdings, Ltd.	240,126	55,315
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
CGN New Energy Holdings Company, Ltd. (A)	150,000	19,041
China Aerospace International Holdings, Ltd.	190,000	10,740
China Aircraft Leasing Group Holdings, Ltd.	23,000	19,542
China Everbright Greentech, Ltd. (C)	43,000	17,293
China Everbright, Ltd.	76,000	102,234
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,448
China Foods, Ltd.	42,000	13,752
China Gas Holdings, Ltd.	160,600	459,589
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	8,000	7,352
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,160
China Jinmao Holdings Group, Ltd.	426,000	237,182
China Longevity Group Company, Ltd. (A)(D)	93,000	4,932
China Lumena New Materials Corp. (A)(B)(D)	2,036,000	0
China Mengniu Dairy Company, Ltd. (A)	107,000	504,692
China Merchants Land, Ltd.	260,000	37,199
China Merchants Port Holdings Company, Ltd.	136,622	140,345
China Mobile, Ltd.	606,000	3,890,087
China Mobile, Ltd., ADR	30,020	965,443
China New Town Development Company, Ltd.	300,165	5,229
China Oil & Gas Group, Ltd. (A)	1,020,000	36,270
China Overseas Grand Oceans Group, Ltd.	191,500	110,107
China Overseas Land & Investment, Ltd.	421,000	1,063,436
China Resources Cement Holdings, Ltd.	242,000	332,690
China Resources Gas Group, Ltd.	22,000	98,779
China Resources Land, Ltd.	366,000	1,669,262
China South City Holdings, Ltd.	498,000	45,926
China State Construction International Holdings, Ltd.	170,000	111,517
China Taiping Insurance Holdings Company, Ltd.	147,200	225,688
China Traditional Chinese Medicine Holdings Company, Ltd.	286,000	120,200

53

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Travel International Investment Hong Kong, Ltd. (A)	314,000	$44,454
China Unicom Hong Kong, Ltd.	630,000	413,527
China Unicom Hong Kong, Ltd., ADR (B)	20,072	131,271
China Vast Industrial Urban Development Company, Ltd. (C)	36,000	15,091
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	2,953
CIMC Enric Holdings, Ltd. (B)	56,000	24,747
CITIC Resources Holdings, Ltd. (A)	488,000	16,439
Concord New Energy Group, Ltd.	690,000	31,256
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	16,868
COSCO SHIPPING Ports, Ltd.	156,611	89,965
CP Pokphand Company, Ltd.	94,000	9,255
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	14,401
Digital China Holdings, Ltd. (B)	42,000	34,895
Far East Horizon, Ltd.	183,000	149,339
GCL-Poly Energy Holdings, Ltd. (A)	2,126,000	89,903
Geely Automobile Holdings, Ltd.	456,000	914,746
Gemdale Properties & Investment Corp., Ltd.	778,000	132,630
Glorious Property Holdings, Ltd. (A)	88,000	2,814
Goldlion Holdings, Ltd.	36,000	6,901
Goldpac Group, Ltd.	46,000	8,162
Haier Electronics Group Company, Ltd.	51,000	185,412
Hi Sun Technology China, Ltd. (A)	375,000	41,423
HKC Holdings, Ltd.	29,206	15,547
Hopson Development Holdings, Ltd.	90,000	213,201
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,120,000	30,637
Jiayuan International Group, Ltd.	47,625	19,869
Joy City Property, Ltd.	328,000	20,077
Ju Teng International Holdings, Ltd.	130,000	39,182
Kingboard Holdings, Ltd.	88,130	291,569
Kingboard Laminates Holdings, Ltd.	97,000	134,257
Kunlun Energy Company, Ltd.	410,000	270,732
Lee & Man Paper Manufacturing, Ltd.	129,000	93,863
Lee's Pharmaceutical Holdings, Ltd.	54,000	34,883
Lifestyle China Group, Ltd. (A)	42,000	6,436
Min Xin Holdings, Ltd.	24,000	9,784
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	272,000	31,496
NetDragon Websoft Holdings, Ltd.	8,500	18,621
New World Department Store China, Ltd. (A)	34,000	5,371
Nine Dragons Paper Holdings, Ltd.	185,000	233,570
Overseas Chinese Town Asia Holdings, Ltd.	52,000	10,892
PAX Global Technology, Ltd.	104,000	62,668
Poly Property Group Company, Ltd.	266,453	74,636
Pou Sheng International Holdings, Ltd. (A)	142,000	36,101
Shanghai Industrial Holdings, Ltd.	37,000	49,502
Shanghai Industrial Urban Development Group, Ltd.	359,400	34,561
Shanghai Zendai Property, Ltd. (A)	765,000	2,897
Shenzhen International Holdings, Ltd.	109,163	174,166
Shenzhen Investment, Ltd.	331,271	97,263
Shimao Group Holdings, Ltd.	142,500	594,502
Shougang Fushan Resources Group, Ltd.	272,565	58,601
Silver Grant International Holdings Group, Ltd. (A)	160,000	20,088
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sinofert Holdings, Ltd. (A)	300,000	$26,499
Sinopec Kantons Holdings, Ltd.	160,000	56,718
Skyworth Group, Ltd. (A)	117,190	33,862
Sun Art Retail Group, Ltd.	29,500	32,753
Symphony Holdings, Ltd.	20,000	2,377
TCL Electronics Holdings, Ltd.	114,600	88,777
Texhong Textile Group, Ltd. (B)	32,000	23,012
Tian An China Investment Company, Ltd.	54,000	28,296
Tianjin Port Development Holdings, Ltd.	478,000	31,065
Tomson Group, Ltd.	85,714	17,376
Tongda Group Holdings, Ltd.	590,000	31,949
United Energy Group, Ltd.	72,000	10,254
Wasion Holdings, Ltd.	90,000	25,339
Yuexiu Property Company, Ltd.	829,542	162,846
		16,700,075
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC (A)	53,879	293,270
Richter Gedeon NYRT	3,685	77,784
		371,054
India - 13.1%
ACC, Ltd.	5,847	111,094
Adani Enterprises, Ltd.	21,676	87,522
Adani Gas, Ltd.	6,870	17,730
Adani Green Energy, Ltd. (A)	18,923	190,748
Adani Ports & Special Economic Zone, Ltd.	47,493	222,857
Adani Transmission, Ltd. (A)	9,644	31,557
Aditya Birla Capital, Ltd. (A)	55,560	47,138
Allcargo Logistics, Ltd.	10,467	17,668
Ambuja Cements, Ltd.	55,925	164,430
Apollo Tyres, Ltd.	28,578	50,825
Arvind Fashions, Ltd. (A)	4,243	7,132
Arvind, Ltd. (A)	12,009	5,500
Ashok Leyland, Ltd.	97,225	98,756
Aster DM Healthcare, Ltd. (A)(C)	4,365	7,855
Aurobindo Pharma, Ltd.	33,905	366,183
Axis Bank, Ltd. (A)	125,549	725,230
Bajaj Holdings & Investment, Ltd.	5,319	175,901
Balmer Lawrie & Company, Ltd.	11,041	14,940
Balrampur Chini Mills, Ltd.	22,314	47,168
Bank of Baroda (A)	88,922	49,497
BEML, Ltd.	1,822	15,187
Bharat Electronics, Ltd.	59,808	77,606
Bharat Forge, Ltd.	10,204	61,931
Bharat Heavy Electricals, Ltd. (A)	72,839	29,173
Bharti Airtel, Ltd.	23,274	132,659
Bharti Infratel, Ltd.	32,463	76,852
Birla Corp., Ltd.	4,591	41,412
Birlasoft, Ltd.	13,384	35,293
Brigade Enterprises, Ltd.	12,969	28,587
BSE, Ltd.	724	5,352
Cadila Healthcare, Ltd.	22,857	122,747
Canara Bank (A)	9,205	11,109
Ceat, Ltd.	2,623	35,288
Chambal Fertilizers & Chemicals, Ltd.	19,376	41,431
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,322
Cholamandalam Financial Holdings, Ltd.	5,037	26,635
Cipla, Ltd.	35,701	375,564
Container Corp. of India, Ltd.	14,589	72,733
Cyient, Ltd.	5,147	26,759
Dalmia Bharat, Ltd.	2,887	30,149
DB Corp., Ltd.	6,129	6,528
DCB Bank, Ltd. (A)	23,624	25,141

54

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
DCM Shriram, Ltd.	8,327	$41,058
Dishman Carbogen Amcis, Ltd. (A)	5,361	11,507
DLF, Ltd.	53,266	110,193
Dr. Reddy's Laboratories, Ltd.	8,805	615,949
Edelweiss Financial Services, Ltd. (A)	46,814	37,637
EID Parry India, Ltd. (A)	12,265	47,033
Essel Propack, Ltd.	6,943	23,032
Exide Industries, Ltd.	26,285	58,719
Federal Bank, Ltd. (A)	191,615	126,699
Finolex Industries, Ltd.	5,072	34,659
Firstsource Solutions, Ltd.	16,189	16,048
Fortis Healthcare, Ltd. (A)	51,816	94,622
GAIL India, Ltd.	196,137	230,295
General Insurance Corp. of India (A)(C)	8,025	13,199
GHCL, Ltd.	6,390	13,738
Glenmark Pharmaceuticals, Ltd.	13,855	90,724
Granules India, Ltd.	18,738	97,815
Grasim Industries, Ltd.	31,544	318,777
Gujarat Alkalies & Chemicals, Ltd.	3,130	14,047
Gujarat Ambuja Exports, Ltd.	7,910	23,408
Gujarat Fluorochemicals, Ltd. (A)	5,323	35,715
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	29,065
Gujarat Pipavav Port, Ltd.	15,449	17,326
Gujarat State Petronet, Ltd.	22,857	64,463
Hero MotoCorp, Ltd.	389	16,599
HFCL, Ltd. (A)	95,724	20,473
HIL, Ltd.	588	13,683
Hindalco Industries, Ltd.	140,404	333,954
ICICI Bank, Ltd. (A)	223,707	1,077,868
ICICI Bank, Ltd., ADR (A)	30,901	303,757
IDFC First Bank, Ltd. (A)	126,067	51,009
IDFC, Ltd.	67,378	29,479
IIFL Finance, Ltd.	38,108	41,168
IIFL Securities, Ltd.	47,890	25,098
IIFL Wealth Management, Ltd.	4,811	63,535
Indiabulls Housing Finance, Ltd.	33,338	71,312
Indiabulls Real Estate, Ltd. (A)	41,734	29,133
Indiabulls Ventures, Ltd.	3,974	13,435
Indian Bank (A)	13,953	10,700
IndusInd Bank, Ltd. (A)	8,509	60,790
Jagran Prakashan, Ltd. (A)	12,700	6,433
JB Chemicals & Pharmaceuticals, Ltd.	3,820	51,002
Jindal Saw, Ltd.	29,627	25,443
Jindal Steel & Power, Ltd. (A)	52,794	132,996
JK Cement, Ltd.	3,406	70,092
JK Tyre & Industries, Ltd.	8,887	7,154
JM Financial, Ltd.	33,116	35,142
JSW Energy, Ltd.	51,942	39,821
JSW Steel, Ltd.	103,888	389,782
Jubilant Life Sciences, Ltd.	11,603	114,998
Just Dial, Ltd. (A)	1,950	10,165
Jyothy Labs, Ltd.	5,194	10,420
Kalpataru Power Transmission, Ltd.	9,196	30,590
Kaveri Seed Company, Ltd. (A)	1,661	11,985
Kiri Industries, Ltd.	2,637	18,197
KPIT Technologies, Ltd.	13,384	22,131
KPR Mill, Ltd.	4,562	40,495
KRBL, Ltd.	2,618	10,303
L&T Finance Holdings, Ltd.	60,193	50,861
Larsen & Toubro, Ltd.	49,161	602,110
Laurus Labs, Ltd. (C)	14,325	55,864
LIC Housing Finance, Ltd.	39,247	147,010
Linde India, Ltd.	5,094	53,440
Lupin, Ltd.	25,911	353,831
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Maharashtra Scooters, Ltd.	404	$15,721
Maharashtra Seamless, Ltd.	4,212	12,620
Mahindra & Mahindra Financial Services, Ltd. (A)	59,708	100,184
Mahindra & Mahindra, Ltd.	81,316	670,914
Mahindra CIE Automotive, Ltd. (A)	17,673	32,384
Mahindra Lifespace Developers, Ltd. (A)	3,463	11,026
Manappuram Finance, Ltd.	27,778	59,471
Max Healthcare Institute, Ltd. (A)	21,489	33,597
MOIL, Ltd.	14,559	27,853
Mphasis, Ltd.	9,987	188,593
MRF, Ltd.	99	80,037
Muthoot Finance, Ltd.	8,091	124,436
National Aluminium Company, Ltd.	86,920	37,923
NCC, Ltd.	25,675	12,371
NIIT, Ltd.	6,884	12,472
Nilkamal, Ltd.	1,287	22,967
NMDC, Ltd.	40,445	45,240
Oberoi Realty, Ltd. (A)	6,103	32,675
Omaxe, Ltd. (A)	5,567	5,046
Persistent Systems, Ltd.	6,511	118,196
Phillips Carbon Black, Ltd.	7,735	13,861
Piramal Enterprises, Ltd.	7,847	133,197
PNB Housing Finance, Ltd. (A)(C)	3,409	15,698
Polyplex Corp., Ltd.	2,563	24,661
Power Finance Corp., Ltd.	90,707	106,309
Prestige Estates Projects, Ltd.	20,468	70,544
Procter & Gamble Health, Ltd. (A)	193	13,151
PTC India, Ltd.	31,315	20,220
Punjab National Bank (A)	97,317	37,759
Quess Corp., Ltd. (A)(C)	1,882	10,521
Rain Industries, Ltd.	22,684	31,545
Rajesh Exports, Ltd. (A)	8,931	54,175
Rallis India, Ltd.	4,812	18,764
Ramco Industries, Ltd.	4,270	10,284
Raymond, Ltd. (A)	1,181	4,658
RBL Bank, Ltd. (C)	21,550	49,620
REC, Ltd.	89,160	119,836
Redington India, Ltd.	44,685	72,255
Reliance Industries, Ltd., GDR (C)	143,454	8,712,094
Sharda Cropchem, Ltd.	2,311	8,252
Shriram City Union Finance, Ltd.	2,480	31,955
Shriram Transport Finance Company, Ltd.	13,889	117,053
Sobha, Ltd.	5,289	16,012
Somany Home Innovation, Ltd.	8,910	9,972
State Bank of India (A)	109,237	275,422
Steel Authority of India, Ltd. (A)	106,244	48,746
Sterlite Technologies, Ltd.	6,963	14,208
Strides Pharma Science, Ltd.	2,675	26,113
Sun Pharmaceutical Industries, Ltd.	54,244	368,977
Sun TV Network, Ltd.	7,964	50,644
Sunteck Realty, Ltd.	9,376	35,158
TAKE Solutions, Ltd. (A)	7,707	4,749
Tata Chemicals, Ltd.	6,889	28,135
Tata Consumer Products, Ltd.	31,789	215,261
Tata Motors, Ltd. (A)	234,225	425,287
Tata Steel, Ltd.	37,064	181,118
Tech Mahindra, Ltd.	8,219	88,211
Techno Electric & Engineering Company, Ltd. (A)	7,028	18,976
The Great Eastern Shipping Company, Ltd.	12,279	39,269
The India Cements, Ltd.	20,619	32,919
The Karnataka Bank, Ltd. (A)	7,142	3,933

55

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
The Karur Vysya Bank, Ltd. (A)	24,026	$10,638
The South Indian Bank, Ltd. (A)	134,442	12,349
Transport Corp. of India, Ltd.	3,182	10,083
Trident, Ltd.	171,050	15,561
Tube Investments of India, Ltd.	1,822	14,878
TV18 Broadcast, Ltd. (A)	95,709	37,514
Uflex, Ltd.	7,789	33,461
Unichem Laboratories, Ltd.	4,453	14,902
UPL, Ltd.	31,035	211,570
Vardhman Textiles, Ltd. (A)	3,223	35,208
Vedanta, Ltd., ADR	61,204	452,298
Vodafone Idea, Ltd. (A)	803,348	103,172
Welspun Corp., Ltd.	14,025	21,733
Welspun Enterprises, Ltd.	9,451	8,391
Welspun India, Ltd.	12,315	11,223
Wipro, Ltd.	183,166	778,731
Wockhardt, Ltd. (A)	4,216	16,870
Yes Bank, Ltd. (A)	196,614	35,578
Zee Entertainment Enterprises, Ltd.	73,055	208,755
		25,578,338
Indonesia - 1.5%
Adaro Energy Tbk PT	1,772,000	136,101
Adhi Karya Persero Tbk PT	235,600	7,939
AKR Corporindo Tbk PT	49,400	8,499
Alam Sutera Realty Tbk PT (A)	2,635,100	19,745
Aneka Tambang Tbk PT	938,306	44,765
Asahimas Flat Glass Tbk PT (A)	62,500	9,938
Astra Agro Lestari Tbk PT	74,455	51,183
Astra International Tbk PT	669,200	201,490
Astrindo Nusantara Infrastructure Tbk PT (A)	8,664,700	29,115
Bakrie Telecom Tbk PT (A)(D)	17,557,300	29,498
Bank Danamon Indonesia Tbk PT	132,094	19,349
Bank Mandiri Persero Tbk PT	1,510,240	505,063
Bank Negara Indonesia Persero Tbk PT	703,681	211,085
Bank Pan Indonesia Tbk PT (A)	695,197	34,747
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	284,100	16,670
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	21,484
Bank Tabungan Negara Persero Tbk PT	376,361	30,584
Barito Pacific Tbk PT (A)	826,700	44,193
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	9,354
BISI International Tbk PT	290,800	18,581
Blue Bird Tbk PT (A)	5,500	318
Bukit Asam Tbk PT	380,100	50,701
Bumi Serpong Damai Tbk PT (A)	499,400	24,887
Ciputra Development Tbk PT	1,290,744	56,295
Delta Dunia Makmur Tbk PT (A)	610,700	9,407
Elnusa Tbk PT	742,600	9,718
Erajaya Swasembada Tbk PT (A)	222,700	23,252
Global Mediacom Tbk PT (A)	1,591,800	24,113
Indah Kiat Pulp & Paper Corp. Tbk PT	279,700	169,780
Indika Energy Tbk PT	225,300	14,021
Indo Tambangraya Megah Tbk PT	34,600	19,057
Indofood Sukses Makmur Tbk PT	483,100	233,002
Intiland Development Tbk PT (A)	1,316,300	12,985
Japfa Comfeed Indonesia Tbk PT	499,770	37,321
Jaya Real Property Tbk PT	215,500	5,973
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	29,682
Lippo Karawaci Tbk PT (A)	4,020,148	32,195
Malindo Feedmill Tbk PT (A)	128,500	4,436
Medco Energi Internasional Tbk PT (A)	1,194,526	27,299
Media Nusantara Citra Tbk PT (A)	718,600	34,939
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Pabrik Kertas Tjiwi Kimia Tbk PT	70,100	$28,676
Paninvest Tbk PT (A)	116,800	5,529
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	19,478
PP Persero Tbk PT	292,600	16,297
Salim Ivomas Pratama Tbk PT (A)	670,100	13,370
Sampoerna Agro Tbk PT (A)	260,500	26,223
Sentul City Tbk PT (A)	3,615,400	12,159
Siloam International Hospitals Tbk PT (A)	36,900	11,894
Sri Rejeki Isman Tbk PT	1,260,900	16,359
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk PT (A)	1,428,300	20,541
Trias Sentosa Tbk PT	1,032,800	26,943
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	24,057
United Tractors Tbk PT	202,200	310,667
Vale Indonesia Tbk PT (A)	224,100	53,969
Waskita Beton Precast Tbk PT	1,406,800	12,976
Waskita Karya Persero Tbk PT	533,700	17,945
Wijaya Karya Persero Tbk PT	349,400	25,843
XL Axiata Tbk PT	403,300	55,305
		2,966,995
Malaysia - 2.0%
Aeon Company M BHD	28,600	5,487
AFFIN Bank BHD	127,305	42,900
AirAsia Group BHD (A)	217,600	35,232
Alliance Bank Malaysia BHD	129,100	68,179
AMMB Holdings BHD	204,262	147,859
Batu Kawan BHD	3,100	11,252
Berjaya Assets BHD (A)	77,400	5,104
Berjaya Corp. BHD (A)	439,497	19,039
Berjaya Land BHD (A)	244,400	10,289
BIMB Holdings BHD	25,400	21,421
Boustead Holdings BHD (A)	116,088	17,960
Cahya Mata Sarawak BHD	52,100	15,515
CIMB Group Holdings BHD	594,423	441,435
Cypark Resources BHD (A)	54,200	11,583
DRB-Hicom BHD	93,400	47,161
Eastern & Oriental BHD	96,737	8,996
Eco World Development Group BHD (A)	84,300	8,167
Ekovest BHD (B)	146,600	17,536
FGV Holdings BHD	198,000	55,008
Gamuda BHD	99,430	83,665
Genting BHD	204,300	156,784
Genting Malaysia BHD	247,000	123,830
HAP Seng Consolidated BHD	22,720	39,132
Hengyuan Refining Company BHD (A)	28,800	19,762
HeveaBoard BHD	105,300	12,340
Hong Leong Financial Group BHD	33,099	114,227
IJM Corp. BHD	264,060	91,622
Insas BHD	88,369	16,329
JAKS Resources BHD (A)	68,100	13,428
Jaya Tiasa Holdings BHD (A)	58,826	9,724
Keck Seng Malaysia BHD	11,300	9,837
KSL Holdings BHD (A)	63,900	7,633
Land & General BHD	437,820	10,096
Lotte Chemical Titan Holding BHD (C)	29,800	15,357
Magnum BHD	132,714	67,157
Mah Sing Group BHD	268,700	42,957
Malayan Banking BHD	331,537	576,744
Malaysia Airports Holdings BHD	36,700	42,149
Malaysia Building Society BHD	184,128	22,659
Malaysian Resources Corp. BHD	202,400	22,975

56

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Matrix Concepts Holdings BHD	17,400	$7,173
MBM Resources BHD	11,400	8,732
MISC BHD	106,200	192,155
MKH BHD	49,230	15,173
MMC Corp. BHD	68,600	12,210
MNRB Holdings BHD	36,891	8,748
Muhibbah Engineering (M) BHD (A)	69,300	12,867
Oriental Holdings BHD	44,420	55,252
OSK Holdings BHD	212,897	37,468
Petron Malaysia Refining & Marketing BHD	19,300	15,089
Pos Malaysia BHD (A)	30,900	6,043
PPB Group BHD	30,500	139,648
RHB Bank BHD	140,789	155,023
Sapura Energy BHD (A)	1,155,500	27,949
Sime Darby BHD	307,400	184,613
Sime Darby Property BHD	271,300	37,886
SP Setia BHD Group	173,900	32,350
Sunway BHD	140,407	46,433
Ta Ann Holdings BHD	50,348	31,895
TA Global BHD (A)	126,500	8,068
Tan Chong Motor Holdings BHD	6,300	1,561
Tropicana Corp. BHD (A)	154,431	30,859
UEM Edgenta BHD	32,900	16,050
UEM Sunrise BHD (A)	372,300	32,896
UMW Holdings BHD	48,800	29,604
United Malacca BHD	11,900	13,235
UOA Development BHD	106,900	41,213
Velesto Energy BHD (A)	428,800	13,465
Vivocom International Holdings BHD (A)	1,011,666	10,953
Wah Seong Corp. BHD	1,708	183
WCT Holdings BHD (A)	192,558	18,453
YNH Property BHD (A)	34,619	22,818
YTL Corp. BHD	582,714	94,896
		3,849,491
Mexico - 2.2%
Alfa SAB de CV, Class A	431,015	267,051
Alpek SAB de CV (B)	49,200	34,422
Arca Continental SAB de CV	25,987	112,015
Banco del Bajio SA (A)(B)(C)	80,257	59,490
Cemex SAB de CV (B)	1,109,474	420,979
Coca-Cola Femsa SAB de CV (B)	23,422	94,953
Consorcio ARA SAB de CV (A)	25,993	2,974
Corp. Actinver SAB de CV (A)	16,024	6,486
Credito Real SAB de CV (A)(B)	47,738	23,662
El Puerto de Liverpool SAB de CV, Series C1 (B)	13,794	38,928
Gentera SAB de CV (A)	115,192	32,508
Grupo Carso SAB de CV, Series A1	34,769	70,838
Grupo Cementos de Chihuahua SAB de CV	14,906	69,186
Grupo Comercial Chedraui SA de CV	42,589	46,361
Grupo Elektra SAB de CV	2,552	138,613
Grupo Financiero Banorte SAB de CV, Series O (A)	183,982	635,614
Grupo Financiero Inbursa SAB de CV, Series O (A)	166,143	128,412
Grupo Industrial Saltillo SAB de CV (A)	40,134	33,125
Grupo KUO SAB de CV, Series B	51,692	111,489
Grupo Mexico SAB de CV, Series B	343,317	873,839
Grupo Pochteca SAB de CV (A)	9,600	2,605
Grupo Sanborns SAB de CV	135,592	113,446
Grupo Sports World SAB de CV (A)	10,769	3,775
Grupo Televisa SAB (A)(B)	202,588	250,400
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Industrias Bachoco SAB de CV, Series B	14,121	$44,333
Industrias CH SAB de CV, Series B	23,873	81,007
Industrias Penoles SAB de CV	10,687	172,276
Minera Frisco SAB de CV, Series A1 (A)	70,737	12,892
Minera Frisco SAB de CV, Series A2 (A)(B)	97,266	17,420
Nemak SAB de CV (C)	122,637	35,496
Orbia Advance Corp. SAB de CV	82,670	144,242
Organizacion Cultiba SAB de CV (A)	67,503	43,961
Organizacion Soriana SAB de CV, Series B (A)	242,029	163,421
Promotora y Operadora de Infraestructura SAB de CV (A)	6,552	46,080
Promotora y Operadora de Infraestructura SAB de CV, L Shares (A)	3,141	16,406
Unifin Financiera SAB de CV (A)	31,282	26,017
Vitro SAB de CV, Series A (A)	6,357	7,187
		4,381,909
Philippines - 1.0%
Alliance Global Group, Inc. (A)	382,700	55,413
Altus Property Ventures, Inc. (A)	8,056	1,539
Ayala Corp.	13,690	195,750
Bank of the Philippine Islands	74,260	98,326
BDO Unibank, Inc.	154,227	275,199
Cebu Air, Inc. (A)	27,720	21,659
China Banking Corp.	75,528	33,941
Cosco Capital, Inc.	388,900	41,107
DMCI Holdings, Inc.	144,200	11,943
East West Banking Corp. (A)	74,300	13,233
EEI Corp. (A)	43,000	6,135
Filinvest Development Corp.	119,475	21,245
Filinvest Land, Inc.	937,500	17,626
First Philippine Holdings Corp.	37,430	47,108
Global Ferronickel Holdings, Inc. (A)	283,424	6,751
GT Capital Holdings, Inc.	4,619	36,968
JG Summit Holdings, Inc.	238,260	296,851
LT Group, Inc.	159,800	29,776
Megaworld Corp. (A)	839,700	51,542
Metropolitan Bank & Trust Company	130,973	103,692
Nickel Asia Corp.	533,320	32,882
Petron Corp.	289,400	18,158
Philex Mining Corp.	161,300	14,054
Philippine National Bank (A)	65,310	31,556
Philtown Properties, Inc. (A)(D)	3,844	122
Phoenix Petroleum Philippines, Inc.	22,200	5,022
Premium Leisure Corp.	815,000	5,210
RFM Corp.	133,500	12,679
Rizal Commercial Banking Corp.	62,703	21,357
Robinsons Land Corp.	362,568	106,841
Robinsons Retail Holdings, Inc.	16,680	22,395
San Miguel Corp.	67,750	138,491
Security Bank Corp.	15,410	29,477
Top Frontier Investment Holdings, Inc. (A)	58,734	145,146
Union Bank of the Philippines	43,950	49,154
Vista Land & Lifescapes, Inc.	569,000	40,151
		2,038,499
Poland - 0.7%
Alior Bank SA (A)	8,706	30,218
Bank Millennium SA (A)	57,979	41,469
Ciech SA (A)	2,826	20,027
Develia SA	22,340	10,039
Enea SA (A)	24,198	35,725
Grupa Azoty SA (A)	4,728	29,728

57

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Grupa Lotos SA	4,036	$36,000
Jastrzebska Spolka Weglowa SA (A)	2,583	17,216
KGHM Polska Miedz SA (A)	13,493	412,912
Lubelski Wegiel Bogdanka SA (A)	2,164	10,589
mBank SA (A)	914	39,458
PGE Polska Grupa Energetyczna SA (A)	63,994	106,264
PKP Cargo SA (A)	5,709	17,329
Polski Koncern Naftowy ORLEN SA	30,903	366,760
Powszechna Kasa Oszczednosci Bank Polski SA (A)	12,049	66,130
Stalexport Autostrady SA	15,820	12,216
Tauron Polska Energia SA (A)	64,088	36,441
		1,288,521
Russia - 1.4%
Gazprom PJSC, ADR (London Stock Exchange)	220,287	958,676
LUKOIL PJSC, ADR	24,056	1,389,978
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	42,137	206,986
RusHydro PJSC, ADR (A)	74,896	68,478
VTB Bank PJSC, GDR (A)	86,297	71,944
		2,696,062
South Africa - 4.3%
Absa Group, Ltd.	60,771	321,998
AECI, Ltd.	17,035	77,882
African Oxygen, Ltd.	7,992	8,532
African Rainbow Minerals, Ltd.	12,787	147,616
Alexander Forbes Group Holdings, Ltd.	120,790	25,113
Allied Electronics Corp., Ltd., A Shares	11,825	15,565
Alviva Holdings, Ltd.	22,754	9,366
AngloGold Ashanti, Ltd.	32,068	838,889
Aspen Pharmacare Holdings, Ltd. (A)	28,458	203,164
Astral Foods, Ltd.	4,628	36,298
Balwin Properties, Ltd.	6,271	1,154
Barloworld, Ltd.	29,177	106,652
Blue Label Telecoms, Ltd. (A)	44,582	9,614
Caxton & CTP Publishers & Printers, Ltd.	19,879	4,550
DataTec, Ltd. (A)	17,642	23,252
Discovery, Ltd.	31,320	237,805
Distell Group Holdings, Ltd.	3,034	13,337
Exxaro Resources, Ltd.	24,309	180,098
FirstRand, Ltd.	137,017	336,223
Gold Fields, Ltd., ADR	64,925	797,928
Grindrod, Ltd.	84,437	17,648
Harmony Gold Mining Company, Ltd. (A)	10,790	57,118
Hudaco Industries, Ltd.	5,065	21,713
Impala Platinum Holdings, Ltd.	47,215	410,238
Imperial Logistics, Ltd.	19,928	44,981
Investec, Ltd.	25,084	47,083
KAP Industrial Holdings, Ltd. (A)	382,818	55,608
Lewis Group, Ltd.	14,408	14,906
Liberty Holdings, Ltd.	18,643	63,140
Life Healthcare Group Holdings, Ltd.	120,405	122,403
Long4Life, Ltd. (A)	31,563	4,936
Massmart Holdings, Ltd. (A)	9,208	17,351
Metair Investments, Ltd.	28,785	30,869
Momentum Metropolitan Holdings	127,050	117,287
Motus Holdings, Ltd. (A)	14,065	36,103
Mpact, Ltd.	23,460	12,111
MTN Group, Ltd.	206,982	694,453
Murray & Roberts Holdings, Ltd.	60,191	19,026
Nampak, Ltd. (A)	106,426	5,713
Nedbank Group, Ltd.	35,595	213,001
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Ninety One, Ltd. (A)	12,542	$33,051
Oceana Group, Ltd.	2,614	9,647
Old Mutual, Ltd.	238,727	147,148
Omnia Holdings, Ltd. (A)	26,143	48,234
Pepkor Holdings, Ltd. (C)	42,396	28,037
Peregrine Holdings, Ltd.	27,974	35,057
PPC, Ltd. (A)	168,790	5,917
Raubex Group, Ltd.	31,032	35,224
RCL Foods, Ltd.	35,643	15,341
Reunert, Ltd.	22,587	38,349
Sanlam, Ltd.	25,489	78,565
Sappi, Ltd. (A)	61,862	97,889
Sasol, Ltd. (A)	38,091	292,876
Sibanye Stillwater, Ltd.	218,654	606,849
Standard Bank Group, Ltd.	130,201	836,250
Super Group, Ltd. (A)	49,845	60,240
Telkom SA SOC, Ltd.	37,622	58,849
The Bidvest Group, Ltd.	15,088	123,881
The Foschini Group, Ltd.	30,762	150,629
Tiger Brands, Ltd.	12,335	140,212
Tongaat Hulett, Ltd. (A)	15,397	5,555
Trencor, Ltd.	40,666	13,615
Truworths International, Ltd. (B)	34,386	63,979
Tsogo Sun Gaming, Ltd.	58,771	11,937
Wilson Bayly Holmes-Ovcon, Ltd.	7,646	50,680
		8,388,735
South Korea - 14.7%
Aekyung Petrochemical Company, Ltd.	2,084	12,355
AJ Networks Company, Ltd.	2,832	7,855
AK Holdings, Inc.	743	11,146
Asia Cement Company, Ltd.	32	1,595
ASIA Holdings Company, Ltd.	241	15,638
BNK Financial Group, Inc.	33,829	146,370
Bookook Securities Company, Ltd.	501	8,728
Busan City Gas Company, Ltd.	58	2,507
Chosun Refractories Company, Ltd.	338	21,144
CJ CheilJedang Corp.	1,034	349,013
CJ Corp.	2,236	155,266
CJ Freshway Corp.	575	8,338
CJ Logistics Corp. (A)	930	141,013
Cosmax BTI, Inc.	798	13,075
D.I. Corp.	4,680	15,373
Dae Dong Industrial Company, Ltd.	3,364	18,686
Dae Han Flour Mills Company, Ltd.	232	31,321
Dae Won Kang Up Company, Ltd.	4,385	15,286
Daelim Industrial Company, Ltd.	3,627	239,721
Daesang Corp.	2,028	45,121
Daesang Holdings Company, Ltd.	2,310	19,732
Daewoo Engineering & Construction Company, Ltd. (A)	24,993	59,395
Dahaam E-Tec Company, Ltd. (A)	2,630	67,352
Daihan Pharmaceutical Company, Ltd.	563	15,170
Daishin Securities Company, Ltd.	3,901	40,062
Daou Data Corp.	1,778	20,036
Daou Technology, Inc.	3,359	61,478
DB Financial Investment Company, Ltd.	7,633	25,323
DB Insurance Company, Ltd.	6,909	267,010
DB, Inc. (A)	19,825	11,900
Deutsch Motors, Inc. (A)	3,827	19,080
DGB Financial Group, Inc.	22,082	103,460
DI Dong Il Corp.	211	15,712
Dongkuk Industries Company, Ltd.	8,476	24,092
Dongkuk Steel Mill Company, Ltd. (A)	6,404	34,723
Dongwon Development Company, Ltd.	9,567	32,535
Dongwon F&B Company, Ltd.	122	17,856

58

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Dongwon Industries Company, Ltd.	176	$31,387
Doosan Bobcat, Inc.	4,079	94,159
Doosan Company, Ltd.	554	22,167
Doosan Fuel Cell Company, Ltd. (A)	1,854	67,903
Doosan Infracore Company, Ltd. (A)(B)	22,297	166,824
Doosan Solus Company, Ltd. (A)	1,022	34,363
DTR Automotive Corp.	1,179	22,604
e Tec E&C, Ltd.	188	20,830
Easy Bio, Inc. (A)	159	8,444
Easy Holdings Company, Ltd.	3,872	13,841
E-MART, Inc.	1,805	218,082
Eugene Corp.	6,888	24,216
Eugene Investment & Securities Company, Ltd.	11,471	35,385
Eusu Holdings Company, Ltd. (A)	1,407	6,357
Farmsco	2,687	11,000
GS Engineering & Construction Corp.	8,550	176,113
GS Global Corp. (A)	7,813	11,081
GS Holdings Corp.	7,652	202,595
GS Home Shopping, Inc.	370	40,823
Gwangju Shinsegae Company, Ltd.	152	20,399
Halla Holdings Corp.	1,446	38,406
Hana Financial Group, Inc.	35,399	850,393
Handsome Company, Ltd.	1,545	39,849
Hanil Holdings Company, Ltd.	595	22,475
Hanjin Transportation Company, Ltd.	878	32,324
Hankook Tire & Technology Company, Ltd.	9,820	264,618
Hanshin Construction Company, Ltd.	1,844	20,745
Hansol Holdings Company, Ltd. (A)	5,241	15,045
Hansol Paper Company, Ltd.	2,920	34,781
Hansol Technics Company, Ltd. (A)	3,325	25,892
Hanwha Aerospace Company, Ltd. (A)	2,248	48,670
Hanwha Corp.	5,442	117,010
Hanwha General Insurance Company, Ltd. (A)	5,427	13,288
Hanwha Investment & Securities Company, Ltd. (A)	15,071	22,347
Hanwha Life Insurance Company, Ltd.	43,282	56,459
Hanwha Solutions Corp.	9,430	309,328
Harim Holdings Company, Ltd.	5,472	30,564
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	6,321	14,721
Hitejinro Holdings Company, Ltd.	995	14,407
Huvis Corp.	3,715	24,221
Huvitz Company, Ltd.	1,341	8,122
Hyosung Corp.	1,204	75,000
Hyosung Heavy Industries Corp. (A)	742	35,783
Hyundai Construction Equipment Company, Ltd. (A)	2,494	56,329
Hyundai Corp.	1,339	16,514
Hyundai Corp. Holdings, Inc.	1,811	16,427
Hyundai Department Store Company, Ltd.	1,847	88,807
Hyundai Electric & Energy System Company, Ltd. (A)	2,220	29,021
Hyundai Engineering & Construction Company, Ltd.	7,065	183,396
Hyundai Glovis Company, Ltd.	2,273	279,479
Hyundai Greenfood Company, Ltd.	5,234	33,183
Hyundai Heavy Industries Holdings Company, Ltd.	823	153,012
Hyundai Home Shopping Network Corp.	652	39,796
Hyundai Hy Communications & Network Company, Ltd.	8,894	25,767
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Livart Furniture Company, Ltd.	1,327	$18,022
Hyundai Marine & Fire Insurance Company, Ltd.	8,489	162,397
Hyundai Mipo Dockyard Company, Ltd.	3,528	89,274
Hyundai Mobis Company, Ltd.	5,175	1,015,252
Hyundai Motor Company	12,189	1,856,631
Hyundai Motor Securities Company, Ltd.	3,480	29,958
Hyundai Steel Company	8,449	177,561
Hyundai Wia Corp.	2,177	75,276
Industrial Bank of Korea	32,555	222,387
Interpark Corp.	5,387	9,383
INTOPS Company, Ltd.	1,374	19,942
Iones Company, Ltd. (A)	2,017	14,692
Jahwa Electronics Company, Ltd. (A)	2,057	23,881
JB Financial Group Company, Ltd.	21,896	84,391
Jeil Savings Bank (A)(D)	1,820	0
KAON Media Company, Ltd.	3,151	16,224
KB Financial Group, Inc.	5,839	188,016
KB Financial Group, Inc., ADR	39,288	1,261,931
KC Company, Ltd.	1,496	30,397
KCC Corp.	347	43,223
KCC Glass Corp. (A)	326	8,057
Kia Motors Corp.	27,038	1,084,276
KISCO Corp.	4,131	16,572
KISCO Holdings Company, Ltd.	1,536	15,355
KISWIRE, Ltd.	1,351	15,336
KIWOOM Securities Company, Ltd.	1,432	121,610
Kolmar Korea Holdings Company, Ltd.	1,323	30,108
Kolon Corp.	898	16,158
Kolon Industries, Inc.	2,219	71,444
Korea Asset In Trust Company, Ltd.	9,060	28,250
Korea Autoglass Corp.	1,289	15,243
Korea Electric Terminal Company, Ltd.	561	21,589
Korea Investment Holdings Company, Ltd.	4,836	298,886
Korea Line Corp. (A)	2,569	36,892
Korea Petrochemical Industrial Company, Ltd.	441	62,727
Korea Real Estate Investment & Trust Company, Ltd.	14,635	22,012
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	3,532	249,099
Korea Zinc Company, Ltd.	845	272,718
Korean Air Lines Company, Ltd. (A)	9,774	157,113
Korean Reinsurance Company	9,470	60,291
Kortek Corp.	1,806	12,644
KPX Chemical Company, Ltd.	660	26,719
KSS LINE, Ltd.	3,562	27,926
KT Skylife Company, Ltd.	1,768	14,063
KTB Investment & Securities Company, Ltd.	8,806	18,838
Kukdo Chemical Company, Ltd.	308	11,674
Kumho Petrochemical Company, Ltd.	2,132	200,010
Kumho Tire Company, Inc. (A)	7,054	22,184
Kyeryong Construction Industrial Company, Ltd.	1,547	27,697
LF Corp.	2,312	26,499
LG Corp.	7,845	498,109
LG Display Company, Ltd., ADR (A)(B)	71,216	465,040
LG Electronics, Inc.	16,836	1,318,814
LG Hausys, Ltd.	659	31,824
LG HelloVision Company, Ltd.	3,836	12,656
LG International Corp.	2,902	38,254
LG Uplus Corp.	18,651	183,240
Lotte Chemical Corp.	1,415	237,216

59

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Lotte Chilsung Beverage Company, Ltd.	305	$23,401
Lotte Corp.	2,012	49,028
LOTTE Fine Chemical Company, Ltd.	1,849	78,366
Lotte Food Company, Ltd.	34	8,749
LOTTE Himart Company, Ltd.	1,006	25,985
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	7,670
Lotte Shopping Company, Ltd.	1,153	77,303
LS Corp.	1,793	80,490
Mando Corp.	4,424	134,651
Meritz Financial Group, Inc.	4,707	36,610
Meritz Fire & Marine Insurance Company, Ltd.	7,460	81,934
Meritz Securities Company, Ltd.	43,504	120,562
Mirae Asset Daewoo Company, Ltd.	33,985	245,892
Mirae Asset Life Insurance Company, Ltd.	12,332	40,431
MK Electron Company, Ltd.	4,085	35,731
Muhak Company, Ltd. (A)	2,080	11,494
Namyang Dairy Products Company, Ltd.	58	12,793
Nexen Corp.	3,733	12,593
Nexen Tire Corp.	6,465	29,553
NH Investment & Securities Company, Ltd.	12,340	96,366
NHN Corp. (A)	941	59,747
Nong Shim Holdings Company, Ltd.	402	25,563
NongShim Company, Ltd.	255	68,400
NS Shopping Company, Ltd.	1,078	12,098
OCI Company, Ltd. (A)	1,606	77,865
Orion Holdings Corp.	2,756	28,611
Paik Kwang Industrial Company, Ltd.	8,300	24,247
Pan Ocean Company, Ltd. (A)	26,446	76,998
Paradise Company, Ltd.	2,760	32,372
Poonglim Industrial Company, Ltd. (A)(D)	189	13
Poongsan Corp.	2,423	49,178
Poongsan Holdings Corp.	753	16,548
POSCO	7,765	1,299,968
Posco International Corp.	5,969	68,160
Power Logics Company, Ltd.	4,827	28,558
Rayence Company, Ltd.	1,351	12,990
S&T Dynamics Company, Ltd.	2,942	12,946
S&T Holdings Company, Ltd.	1,460	18,048
S&T Motiv Company, Ltd.	1,396	60,706
Sajo Industries Company, Ltd.	611	15,187
Sam Young Electronics Company, Ltd.	938	6,438
Sambo Motors Company, Ltd. (A)	2,520	13,941
Samho Development Company, Ltd.	4,213	14,250
Sammok S-Form Company, Ltd.	1,315	8,555
SAMPYO Cement Company, Ltd.	4,134	12,359
Samsung C&T Corp.	4,883	438,217
Samsung Card Company, Ltd.	3,308	79,868
Samsung Electronics Company, Ltd.	48,388	2,402,182
Samsung Electronics Company, Ltd., GDR	130	164,830
Samsung Fire & Marine Insurance Company, Ltd.	3,605	561,602
Samsung Heavy Industries Company, Ltd. (A)	37,701	171,377
Samsung Life Insurance Company, Ltd.	6,228	325,031
Samsung Securities Company, Ltd.	6,247	163,246
SAMT Company, Ltd.	11,604	22,484
Samyang Corp.	258	11,994
Samyang Holdings Corp.	535	29,207
Sangsangin Company, Ltd.	7,001	33,561
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Sebang Company, Ltd.	1,153	$9,562
Sebang Global Battery Company, Ltd.	921	21,744
Sejong Industrial Company, Ltd.	1,547	12,101
Shindaeyang Paper Company, Ltd.	267	11,940
Shinhan Financial Group Company, Ltd.	2,494	58,511
Shinhan Financial Group Company, Ltd., ADR	48,563	1,115,492
Shinsegae Engineering & Construction Company, Ltd.	621	11,261
Shinsegae Food Company, Ltd.	268	12,006
Shinsegae Information & Communication Company, Ltd.	294	33,722
Shinsegae, Inc.	994	179,852
Shinwha Intertek Corp.	4,441	9,824
Shinyoung Securities Company, Ltd.	970	38,765
Silla Company, Ltd.	1,581	12,909
SK Discovery Company, Ltd.	1,496	81,947
SK Gas, Ltd.	602	50,198
SK Holdings Company, Ltd.	2,806	473,777
SK Innovation Company, Ltd.	4,524	536,166
SK Networks Company, Ltd.	21,423	86,959
SK Securities Company, Ltd.	27,076	16,653
SL Corp.	1,618	19,588
Sungshin Cement Company, Ltd.	3,637	21,522
Sungwoo Hitech Company, Ltd.	2,984	8,846
Sunjin Company, Ltd.	2,276	18,391
Taekwang Industrial Company, Ltd.	65	36,143
Taeyoung Engineering & Construction Company, Ltd.	2,234	18,875
Tongyang Life Insurance Company, Ltd.	7,644	20,011
Tovis Company, Ltd.	1,305	7,196
TS Corp.	1,273	19,720
TY Holdings Company, Ltd. (A)	2,153	45,011
Unid Company, Ltd.	746	28,494
Wonik Holdings Company, Ltd. (A)	5,948	21,909
Woori Financial Group, Inc.	63,343	463,169
Young Poong Corp.	51	20,513
Youngone Corp.	3,192	75,679
Youngone Holdings Company, Ltd.	920	29,048
Yuanta Securities Korea Company, Ltd. (A)	11,703	27,562
Zeus Company, Ltd.	1,798	23,685
		28,810,898
Taiwan - 17.5%
Acer, Inc.	256,452	220,970
ACES Electronic Company, Ltd.	18,000	19,645
Advanced International Multitech Company, Ltd.	13,000	17,622
Advancetek Enterprise Company, Ltd.	35,186	24,499
AGV Products Corp. (A)	87,716	22,702
Alpha Networks, Inc.	31,773	28,489
AmTRAN Technology Company, Ltd. (A)	53,000	18,160
Apacer Technology, Inc.	11,000	13,367
APCB, Inc.	37,000	26,537
Apex International Company, Ltd.	7,000	17,595
Ardentec Corp.	45,000	51,121
ASE Technology Holding Company, Ltd.	214,000	440,600
Asia Cement Corp.	265,805	382,987
Asia Polymer Corp.	49,615	30,427
Asia Tech Image, Inc.	12,000	21,219
Asia Vital Components Company, Ltd.	48,328	112,698
Asustek Computer, Inc.	68,000	598,280
Audix Corp.	21,000	30,618
AVY Precision Technology, Inc.	24,990	20,596

60

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
BES Engineering Corp.	227,700	$59,575
Capital Securities Corp.	286,403	106,890
Career Technology MFG. Company, Ltd.	61,200	57,564
Casetek Holdings, Ltd.	22,000	65,853
Catcher Technology Company, Ltd.	96,000	606,576
Cathay Financial Holding Company, Ltd.	952,423	1,275,040
Cathay Real Estate Development Company, Ltd.	46,400	31,257
Central Reinsurance Company, Ltd.	31,500	22,096
Champion Building Materials Company, Ltd. (A)	65,132	14,676
Chang Hwa Commercial Bank, Ltd.	481,929	290,066
Channel Well Technology Company, Ltd.	16,000	22,752
CHC Healthcare Group	21,000	27,830
Chen Full International Company, Ltd.	15,000	20,029
Cheng Loong Corp.	68,320	74,740
Cheng Uei Precision Industry Company, Ltd.	56,629	80,607
Chilisin Electronics Corp.	24,000	82,711
China Airlines, Ltd. (A)	264,910	76,178
China Bills Finance Corp.	95,000	47,801
China Chemical & Pharmaceutical Company, Ltd.	34,000	27,020
China Development Financial Holding Corp.	1,043,208	308,568
China General Plastics Corp.	35,700	24,138
China Life Insurance Company, Ltd.	282,719	195,158
China Man-Made Fiber Corp. (A)	171,552	45,149
China Metal Products Company, Ltd.	42,513	46,925
China Motor Corp. (A)	30,250	44,060
China Petrochemical Development Corp.	275,677	80,133
China Steel Corp.	1,617,180	1,145,374
China Wire & Cable Company, Ltd.	26,380	25,894
Chin-Poon Industrial Company, Ltd.	43,571	43,910
Chipbond Technology Corp.	80,000	176,310
ChipMOS Technologies, Inc.	66,938	66,488
Chong Hong Construction Company, Ltd.	10,000	27,744
Chun Yuan Steel Industry Company, Ltd.	50,874	18,671
Chung Hung Steel Corp. (A)	38,625	12,536
Chung Hwa Pulp Corp. (A)	108,977	33,300
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	68,772
CMC Magnetics Corp.	152,470	41,377
Compal Electronics, Inc.	523,000	345,887
Compeq Manufacturing Company, Ltd.	111,000	158,010
Continental Holdings Corp.	74,050	51,798
Coretronic Corp.	53,000	61,367
CTBC Financial Holding Company, Ltd.	2,343,348	1,497,170
DA CIN Construction Company, Ltd.	20,000	17,031
Darfon Electronics Corp.	16,000	20,975
Darwin Precisions Corp. (A)	37,000	14,085
Delpha Construction Company, Ltd.	2,261	1,217
Depo Auto Parts Industrial Company, Ltd.	21,000	34,201
Dynamic Electronics Company, Ltd. (A)	74,633	45,069
Dynapack International Technology Corp.	10,000	27,779
E Ink Holdings, Inc.	76,000	100,553
E.Sun Financial Holding Company, Ltd.	76,660	68,272
Edom Technology Company, Ltd.	34,000	20,266
Elite Semiconductor Microelectronics Technology, Inc.	35,000	45,340
Elitegroup Computer Systems Company, Ltd. (A)	65,104	30,090
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
EnTie Commercial Bank Company, Ltd.	103,000	$51,053
Epistar Corp. (A)	19,312	23,792
Eson Precision Ind Company, Ltd.	12,000	14,011
Eternal Materials Company, Ltd.	12,000	13,626
Eva Airways Corp.	287,725	106,394
Everest Textile Company, Ltd. (A)	98,085	31,834
Evergreen International Storage & Transport Corp.	85,600	40,394
Evergreen Marine Corp. Taiwan, Ltd. (A)	396,655	218,679
Everlight Chemical Industrial Corp.	83,250	46,233
Everlight Electronics Company, Ltd.	74,000	95,351
Excelsior Medical Company, Ltd.	16,573	31,784
Far Eastern Department Stores, Ltd.	148,720	125,730
Far Eastern International Bank	350,553	124,589
Far Eastern New Century Corp.	408,249	358,653
Farglory Land Development Company, Ltd.	44,530	70,202
First Financial Holding Company, Ltd.	933,984	666,517
First Steamship Company, Ltd. (A)	77,807	26,364
Formosa Advanced Technologies Company, Ltd.	25,000	30,297
Formosa Chemicals & Fibre Corp.	205,000	482,721
Formosa Laboratories, Inc. (A)	19,543	33,903
Formosa Taffeta Company, Ltd.	67,000	72,695
Formosan Rubber Group, Inc.	33,020	22,601
Formosan Union Chemical	48,812	22,787
Foxconn Technology Company, Ltd.	83,626	149,498
Froch Enterprise Company, Ltd.	33,060	11,505
Fubon Financial Holding Company, Ltd.	874,417	1,272,377
Fulltech Fiber Glass Corp. (A)	45,000	15,932
G Shank Enterprise Company, Ltd.	40,535	26,509
Gemtek Technology Corp. (A)	32,000	28,599
General Interface Solution Holding, Ltd.	29,000	125,891
Giantplus Technology Company, Ltd.	31,000	10,722
Gigastorage Corp. (A)	51,122	31,371
Global Brands Manufacture, Ltd.	40,806	28,844
Globe Union Industrial Corp.	51,750	25,784
Gloria Material Technology Corp.	83,684	45,233
Gold Circuit Electronics, Ltd. (A)	44,000	68,513
Goldsun Building Materials Company, Ltd.	160,714	131,182
Grand Ocean Retail Group, Ltd.	13,000	10,128
Grand Pacific Petrochemical (A)	77,000	49,830
Great China Metal Industry	33,000	24,302
Great Wall Enterprise Company, Ltd.	29,754	43,607
Hannstar Board Corp.	39,750	54,387
HannStar Display Corp. (A)	320,842	94,886
HannsTouch Solution, Inc.	64,000	21,169
Hey Song Corp.	40,000	44,613
Ho Tung Chemical Corp.	150,399	52,131
Hon Hai Precision Industry Company, Ltd.	1,016,448	2,732,732
Hong Pu Real Estate Development Company, Ltd.	27,000	21,974
Hsing TA Cement Company, Ltd.	38,000	25,719
HUA ENG Wire & Cable Company, Ltd.	42,000	14,284
Hua Nan Financial Holdings Company, Ltd.	701,288	429,939
Hung Sheng Construction, Ltd.	52,800	32,324
IBF Financial Holdings Company, Ltd.	353,740	144,241
Ichia Technologies, Inc.	25,000	14,273
Innolux Corp. (A)	792,561	258,715
Integrated Service Technology, Inc.	9,000	17,712
International CSRC Investment Holdings Company	124,383	84,631

61

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Inventec Corp.	267,000	$207,990
Jarllytec Company, Ltd.	9,000	20,895
Jess-Link Products Company, Ltd.	13,000	14,753
Jih Sun Financial Holdings Company, Ltd.	276,778	105,416
Kaimei Electronic Corp.	13,300	19,345
Kenda Rubber Industrial Company, Ltd.	39,520	40,399
King Yuan Electronics Company, Ltd.	183,796	194,774
King's Town Bank Company, Ltd.	113,000	145,031
King's Town Construction Company, Ltd. (A)	7,300	9,714
Kinpo Electronics, Inc.	183,269	66,914
Kinsus Interconnect Technology Corp.	22,000	50,610
Kuo Toong International Company, Ltd.	18,248	10,734
L&K Engineering Company, Ltd.	17,000	15,613
Lealea Enterprise Company, Ltd. (A)	132,124	55,023
Lida Holdings, Ltd.	4,640	5,733
Lingsen Precision Industries, Ltd. (A)	73,481	27,074
Lite-On Technology Corp.	164,000	262,679
Longchen Paper & Packaging Company, Ltd.	134,378	78,372
Macronix International	129,000	143,900
Mega Financial Holding Company, Ltd.	785,472	758,105
Mercuries & Associates Holding, Ltd.	47,815	35,829
Mercuries Life Insurance Company, Ltd. (A)	50,998	16,011
Mitac Holdings Corp.	108,316	107,828
MPI Corp.	11,000	39,520
Nan Ya Plastics Corp.	13,000	26,872
Nanya Technology Corp.	148,000	297,454
Nien Hsing Textile Company, Ltd. (A)	27,310	15,375
Nishoku Technology, Inc.	7,800	26,721
O-Bank Company, Ltd.	48,000	11,177
OptoTech Corp. (A)(B)	68,439	55,200
Pacific Construction Company (A)	38,289	12,610
Pan Jit International, Inc.	13,000	16,481
Pan-International Industrial Corp.	44,481	26,800
Pegatron Corp.	250,660	556,568
Pou Chen Corp.	283,348	257,360
President Securities Corp.	95,721	51,701
Prince Housing & Development Corp.	170,555	63,518
Prodisc Technology, Inc. (A)(D)	762,000	0
Qisda Corp.	210,280	135,183
Quanta Storage, Inc.	23,000	29,606
Quintain Steel Company, Ltd. (A)	53,200	15,378
Radium Life Tech Company, Ltd.	102,621	35,804
Rechi Precision Company, Ltd.	20,000	13,561
Ritek Corp. (A)	107,000	20,705
Ruentex Development Company, Ltd.	77,343	104,481
Ruentex Industries, Ltd.	33,000	74,029
Sampo Corp.	43,470	33,383
San Far Property, Ltd. (A)	25,000	16,044
Sanyang Motor Company, Ltd.	48,000	37,234
Sesoda Corp.	42,912	34,041
Shan-Loong Transportation Company, Ltd.	23,000	23,553
Sheng Yu Steel Company, Ltd.	22,000	14,004
ShenMao Technology, Inc.	8,000	6,730
Shihlin Electric & Engineering Corp.	21,000	34,548
Shin Kong Financial Holding Company, Ltd.	1,119,997	312,980
Shining Building Business Company, Ltd. (A)	55,118	19,509
Shinkong Insurance Company, Ltd.	34,000	41,204
Shinkong Synthetic Fibers Corp.	132,239	50,272
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Sigurd Microelectronics Corp.	47,773	$62,709
Sincere Navigation Corp.	24,000	12,678
Sinher Technology, Inc.	8,000	12,429
Sinon Corp.	71,650	48,896
SinoPac Financial Holdings Company, Ltd.	1,133,931	427,563
Sirtec International Company, Ltd.	23,800	21,647
Siward Crystal Technology Company, Ltd.	20,000	14,375
Sunplus Technology Company, Ltd. (A)	58,000	27,255
Sunrex Technology Corp.	11,678	26,574
Supreme Electronics Company, Ltd.	12,000	12,229
Sweeten Real Estate Development Company, Ltd.	41,548	29,862
Synnex Technology International Corp.	134,000	192,013
TA Chen Stainless Pipe	69,360	47,331
Ta Ya Electric Wire & Cable	89,893	53,363
Taichung Commercial Bank Company, Ltd.	422,942	156,838
Taiflex Scientific Company, Ltd.	24,100	41,044
Tainan Spinning Company, Ltd.	189,638	75,451
Taishin Financial Holding Company, Ltd.	931,233	414,325
Taita Chemical Company, Ltd.	64,086	59,150
Taiwan Business Bank	591,028	195,870
Taiwan Cement Corp.	808,318	1,162,966
Taiwan Chinsan Electronic Industrial Company, Ltd. (A)	14,420	17,515
Taiwan Cooperative Financial Holding Company, Ltd.	813,725	550,885
Taiwan Fertilizer Company, Ltd.	65,000	114,336
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	27,959
Taiwan FU Hsing Industrial Company, Ltd.	31,000	45,740
Taiwan Glass Industry Corp. (A)	170,319	71,723
Taiwan Hon Chuan Enterprise Company, Ltd.	40,000	76,290
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	49,000	66,792
Taiwan Styrene Monomer	38,000	21,318
Taiwan Surface Mounting Technology Corp.	26,225	95,027
Taiyen Biotech Company, Ltd.	26,137	27,777
Tatung Company, Ltd. (A)	116,000	67,741
Teco Electric & Machinery Company, Ltd.	132,000	136,340
The Ambassador Hotel (A)	29,000	28,893
Thye Ming Industrial Company, Ltd.	31,000	29,729
Ton Yi Industrial Corp. (A)	119,000	41,217
Tong Yang Industry Company, Ltd.	40,627	50,590
Tong-Tai Machine & Tool Company, Ltd.	46,588	21,236
TOPBI International Holdings, Ltd.	7,000	8,338
Topoint Technology Company, Ltd.	29,190	22,035
TPK Holding Company, Ltd. (A)	41,000	69,816
Tsann Kuen Enterprise Company, Ltd.	7,000	4,477
TSRC Corp.	28,000	17,213
Tung Ho Steel Enterprise Corp.	120,000	118,598
TXC Corp.	51,000	127,944
TYC Brother Industrial Company, Ltd.	15,511	11,192
Tycoons Group Enterprise (A)	30,371	5,600
Tyntek Corp.	36,000	19,160
U-Ming Marine Transport Corp.	67,000	69,647
Unimicron Technology Corp.	152,000	394,158
Union Bank of Taiwan	246,021	84,972

62

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Unitech Printed Circuit Board Corp.	102,194	$75,282
United Microelectronics Corp.	1,740,794	1,717,080
United Renewable Energy Company, Ltd. (A)	258,417	104,033
Universal Cement Corp.	27,483	18,129
Unizyx Holding Corp. (A)	34,000	29,311
UPC Technology Corp.	117,751	51,048
USI Corp.	123,996	67,593
Wah Lee Industrial Corp.	26,000	50,446
Walsin Lihwa Corp.	268,000	149,301
Walton Advanced Engineering, Inc. (A)	72,584	24,781
Wan Hai Lines, Ltd.	112,050	82,698
Weikeng Industrial Company, Ltd.	25,000	15,020
Well Shin Technology Company, Ltd.	15,000	23,682
Winbond Electronics Corp.	476,793	232,322
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd. (A)	46,343	35,000
Wistron Corp.	393,291	407,871
Wistron NeWeb Corp.	13,000	34,536
WPG Holdings, Ltd.	203,400	274,277
WT Microelectronics Company, Ltd.	50,174	65,568
Xxentria Technology Materials Corp.	8,000	14,101
YC INOX Company, Ltd.	59,800	47,407
Yea Shin International Development Company, Ltd. (A)	20,906	10,827
Yem Chio Company, Ltd. (A)	78,324	39,035
Yeong Guan Energy Technology Group Company, Ltd.	13,000	40,057
YFY, Inc.	189,202	112,885
Yi Jinn Industrial Company, Ltd.	51,613	24,222
Yieh Phui Enterprise Company, Ltd. (A)	160,899	54,697
Youngtek Electronics Corp.	17,000	31,235
Yuanta Financial Holding Company, Ltd.	1,223,371	757,431
Yuen Chang Stainless Steel Company, Ltd. (A)	19,007	9,885
Yulon Motor Company, Ltd. (A)	125,000	99,887
Zenitron Corp.	45,000	31,206
Zhen Ding Technology Holding, Ltd.	44,000	193,132
Zig Sheng Industrial Company, Ltd. (A)	67,908	20,275
		34,270,211
Thailand - 2.1%
AAPICO Hitech PCL (A)	144,720	51,628
Amata Corp. PCL	106,800	42,842
AP Thailand PCL	223,670	40,743
Asia Aviation PCL, NVDR (A)	109,300	6,232
Bangchak Corp. PCL	91,600	43,494
Bangkok Airways PCL	116,100	19,514
Bangkok Bank PCL	12,800	38,962
Bangkok Bank PCL, NVDR	14,500	44,181
Bangkok Insurance PCL	4,550	40,384
Bangkok Land PCL	1,059,200	33,152
Bangkok Life Assurance PCL, NVDR	55,200	30,833
Bangkok Ranch PCL (A)	92,300	5,368
Banpu PCL	401,300	74,028
Berli Jucker PCL	111,800	130,337
Charoen Pokphand Foods PCL	388,400	344,258
GFPT PCL	43,900	17,135
Global Green Chemicals PCL	67,700	17,641
Indorama Ventures PCL	128,800	86,266
IRPC PCL	943,100	57,456
Italian-Thai Development PCL (A)	477,400	14,409
Kasikornbank PCL, NVDR	134,700	328,824
Khon Kaen Sugar Industry PCL	192,600	13,427
Kiatnakin Phatra Bank PCL	19,400	22,891
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Krung Thai Bank PCL	265,400	$74,303
LH Financial Group PCL	709,300	19,973
LPN Development PCL	52,900	6,959
MBK PCL	45,000	17,254
Millcon Steel PCL	143,086	3,070
Polyplex Thailand PCL	14,000	10,281
Precious Shipping PCL (A)	39,300	6,748
Pruksa Holding PCL	78,800	26,923
PTT Exploration & Production PCL	157,900	395,047
PTT Global Chemical PCL	148,800	185,683
PTT PCL	938,700	952,679
Quality Houses PCL	746,900	51,996
Regional Container Lines PCL (A)	94,200	16,825
Rojana Industrial Park PCL	113,100	14,411
Saha-Union PCL	16,100	17,125
Sansiri PCL	1,026,866	19,566
SC Asset Corp. PCL	476,596	33,228
Siam Future Development PCL	167,749	23,788
Somboon Advance Technology PCL	51,300	19,824
SPCG PCL	18,000	11,113
Srithai Superware PCL (A)	283,000	4,746
Star Petroleum Refining PCL	153,100	26,920
STP & I PCL	21,600	2,314
Supalai PCL	151,900	74,458
Super Energy Corp. PCL	743,000	19,765
Syntec Construction PCL	156,500	6,758
Thai Airways International PCL (A)	61,300	6,297
Thai Oil PCL	85,600	86,861
Thai Stanley Electric PCL	700	3,219
Thanachart Capital PCL	37,300	34,331
The Siam Commercial Bank PCL	74,400	153,211
Thitikorn PCL	100	22
TMB Bank PCL	1,334,352	37,678
TPI Polene PCL	559,900	23,738
TPI Polene Power PCL	283,200	37,111
True Corp. PCL	1,139,000	111,979
Univentures PCL	51,700	4,032
Vinythai PCL	9,700	7,012
		4,051,253
Turkey - 0.5%
Akbank T.A.S. (A)	287,261	189,225
Enka Insaat ve Sanayi AS	70,950	64,757
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	671
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	23,866	18,550
NET Holding AS (A)	40,130	12,303
Trakya Cam Sanayii AS	83,945	51,847
Turk Hava Yollari AO (A)	80,925	109,033
Turkiye Garanti Bankasi AS (A)	227,810	208,219
Turkiye Halk Bankasi AS (A)	56,201	37,229
Turkiye Is Bankasi AS, Class C (A)	131,554	91,077
Turkiye Sinai Kalkinma Bankasi AS (A)	256,576	36,869
Turkiye Sise ve Cam Fabrikalari AS	78,379	73,987
Turkiye Vakiflar Bankasi TAO, Class D (A)(B)	91,535	48,796
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)	254,969	70,365
		1,012,928
Ukraine - 0.0%
Kernel Holding SA	7,742	80,114
United States - 0.1%
Nexteer Automotive Group, Ltd.	64,000	44,837

63

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Textainer Group Holdings, Ltd. (A)	5,689	$79,607
		124,444
TOTAL COMMON STOCKS (Cost $225,625,254)		$190,178,653
PREFERRED SECURITIES - 1.6%
Brazil - 1.6%
Banco ABC Brasil SA	9,586	20,039
Banco Bradesco SA	129,972	449,217
Banco do Estado do Rio Grande do Sul SA, B Shares	30,800	65,429
Cia Ferro Ligas da Bahia	5,956	18,496
Eucatex SA Industria e Comercio (A)	4,200	4,779
Gerdau SA	120,676	446,956
Marcopolo SA	55,200	26,342
Petroleo Brasileiro SA	559,447	1,953,517
Usinas Siderurgicas de Minas Gerais SA, A Shares	40,910	73,065
		3,057,840
Colombia - 0.0%
Grupo Argos SA	23,975	62,146
Grupo de Inversiones Suramericana SA	11,343	54,833
		116,979
TOTAL PREFERRED SECURITIES (Cost $4,768,435)		$3,174,819
RIGHTS - 0.0%
Amata Corp. PCL (Expiration Date: 10-19-20; Strike Price: THB 11.80) (A)	8,307	210
Hanjin Transportation Company, Ltd. (Expiration Date: 10-30-20; Strike Price: KRW 36,450.00) (A)	174	982
O-Bank Company, Ltd. (Expiration Date: 10-14-20; Strike Price: TWD 6.35) (A)	4,588	59
TA Chen Stainless (Expiration Date: 10-23-20; Strike Price: TWD 18.00) (A)	16,534	942
Yeong Guan Energy Technology Group Company, Ltd. (Expiration Date: 10-9-20; Strike Price: TWD 80.00) (A)	553	166
TOTAL RIGHTS (Cost $0)		$2,359
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 0.2185% (E)(F)	298,539	$2,988,344
TOTAL SHORT-TERM INVESTMENTS (Cost $2,988,545)		$2,988,344
Total Investments (Emerging Markets Value Trust) (Cost $233,382,234) - 100.1%		$196,344,175
Other assets and liabilities, net - (0.1%)		(287,950)
TOTAL NET ASSETS - 100.0%		$196,056,225
Currency Abbreviations
KRW	Korean Won
THB	Thai Bhat
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $2,869,209. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $86,516 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	25	Long	Dec 2020	$1,360,430	$1,360,375	$(55)
						$(55)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.0%
Communication services – 5.9%
Diversified telecommunication services – 0.9%
AT&T, Inc.	98,464	$2,807,209
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	148,111	$8,811,123
		11,618,332

64

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment – 0.8%
The Walt Disney Company	88,208	$10,944,849
Media – 4.2%
Comcast Corp., Class A	536,888	24,836,439
Fox Corp., Class B	525,332	14,693,536
News Corp., Class A	1,099,757	15,418,593
		54,948,568
		77,511,749
Consumer discretionary – 3.3%
Auto components – 0.1%
Magna International, Inc.	22,700	1,038,525
Automobiles – 0.7%
General Motors Company	77,300	2,287,307
Volkswagen AG, ADR (A)	472,239	7,617,215
		9,904,522
Hotels, restaurants and leisure – 1.3%
Las Vegas Sands Corp.	262,360	12,241,718
Marriott International, Inc., Class A	13,600	1,259,088
McDonald's Corp.	10,400	2,282,696
MGM Resorts International	34,546	751,376
Royal Caribbean Cruises, Ltd.	11,800	763,814
		17,298,692
Leisure products – 0.6%
Mattel, Inc. (A)	644,873	7,545,014
Multiline retail – 0.4%
Kohl's Corp.	250,511	4,641,969
Specialty retail – 0.2%
The TJX Companies, Inc.	50,000	2,782,500
		43,211,222
Consumer staples – 8.2%
Beverages – 0.6%
The Coca-Cola Company	155,500	7,677,035
Food and staples retailing – 0.6%
Walmart, Inc.	54,971	7,690,993
Food products – 3.7%
Bunge, Ltd.	85,754	3,918,958
Conagra Brands, Inc.	556,330	19,866,544
Mondelez International, Inc., Class A	11,400	654,930
Tyson Foods, Inc., Class A	402,288	23,928,090
		48,368,522
Household products – 1.3%
Kimberly-Clark Corp.	119,993	17,718,166
Tobacco – 2.0%
Philip Morris International, Inc.	354,351	26,572,781
		108,027,497
Energy – 6.8%
Energy equipment and services – 0.5%
Halliburton Company	528,300	6,366,015
Schlumberger NV	45,500	707,980
		7,073,995
Oil, gas and consumable fuels – 6.3%
Chevron Corp.	39,445	2,840,040
Enbridge, Inc. (B)	438,360	12,800,112
EOG Resources, Inc.	130,000	4,672,200
Exxon Mobil Corp.	283,580	9,735,301
Hess Corp.	52,634	2,154,310
Occidental Petroleum Corp.	181,905	1,820,869
Pioneer Natural Resources Company	19,953	1,715,758
Targa Resources Corp.	452,364	6,346,667
TC Energy Corp.	356,768	14,991,391
TOTAL SE	697,242	23,945,071
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
TOTAL SE, ADR (B)	46,400	$1,591,520
		82,613,239
		89,687,234
Financials – 18.6%
Banks – 6.2%
Bank of America Corp.	167,045	4,024,114
Fifth Third Bancorp	984,761	20,995,105
JPMorgan Chase & Co.	123,692	11,907,829
The PNC Financial Services Group, Inc.	105,691	11,616,498
Wells Fargo & Company	1,414,990	33,266,415
		81,809,961
Capital markets – 4.4%
Franklin Resources, Inc. (B)	217,505	4,426,227
Morgan Stanley	516,202	24,958,367
Raymond James Financial, Inc.	109,689	7,980,972
State Street Corp.	283,552	16,823,140
The Charles Schwab Corp.	97,300	3,525,179
		57,713,885
Diversified financial services – 0.7%
Equitable Holdings, Inc.	473,221	8,631,551
Insurance – 7.3%
American International Group, Inc.	770,471	21,211,064
Chubb, Ltd.	230,675	26,785,981
Loews Corp.	498,908	17,337,053
Marsh & McLennan Companies, Inc.	35,507	4,072,653
MetLife, Inc.	650,455	24,177,412
Willis Towers Watson PLC	15,575	3,252,372
		96,836,535
		244,991,932
Health care – 13.9%
Biotechnology – 2.6%
AbbVie, Inc.	263,647	23,092,841
Gilead Sciences, Inc.	181,005	11,437,706
		34,530,547
Health care equipment and supplies – 3.5%
Becton, Dickinson and Company	74,017	17,222,276
Medtronic PLC	212,355	22,067,932
Zimmer Biomet Holdings, Inc.	54,803	7,460,880
		46,751,088
Health care providers and services – 3.2%
Anthem, Inc.	79,626	21,386,747
CVS Health Corp.	350,846	20,489,406
		41,876,153
Pharmaceuticals – 4.6%
Bristol-Myers Squibb Company	22,711	1,369,246
GlaxoSmithKline PLC	285,860	5,359,156
GlaxoSmithKline PLC, ADR	87,000	3,274,680
Johnson & Johnson	150,975	22,477,158
Merck & Company, Inc.	60,500	5,018,475
Pfizer, Inc.	578,611	21,235,024
Sanofi	14,092	1,412,185
		60,145,924
		183,303,712
Industrials – 11.8%
Aerospace and defense – 2.8%
L3Harris Technologies, Inc.	116,453	19,778,378
The Boeing Company	103,586	17,118,622
		36,897,000
Air freight and logistics – 2.7%
United Parcel Service, Inc., Class B	216,270	36,037,070

65

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines – 0.3%
Alaska Air Group, Inc.	100,424	$3,678,531
Building products – 0.6%
Johnson Controls International PLC	188,941	7,718,240
Commercial services and supplies – 0.9%
Stericycle, Inc. (A)	188,927	11,913,737
Electrical equipment – 0.4%
Emerson Electric Company	68,121	4,466,694
nVent Electric PLC	66,953	1,184,399
		5,651,093
Industrial conglomerates – 1.8%
General Electric Company	3,759,107	23,419,237
Machinery – 1.6%
Caterpillar, Inc.	30,900	4,608,735
Cummins, Inc.	8,900	1,879,324
Flowserve Corp.	33,687	919,318
PACCAR, Inc.	70,835	6,040,809
Snap-on, Inc.	56,254	8,276,651
		21,724,837
Professional services – 0.7%
Nielsen Holdings PLC	631,605	8,956,159
		155,995,904
Information technology – 9.6%
Communications equipment – 1.5%
Cisco Systems, Inc.	486,476	19,162,290
Electronic equipment, instruments and components – 0.4%
Corning, Inc.	81,800	2,651,138
TE Connectivity, Ltd.	30,000	2,932,200
		5,583,338
Semiconductors and semiconductor equipment – 6.1%
Applied Materials, Inc.	238,991	14,208,015
NXP Semiconductors NV	35,042	4,373,592
QUALCOMM, Inc.	388,069	45,667,960
Texas Instruments, Inc.	115,061	16,429,560
		80,679,127
Software – 1.5%
Microsoft Corp.	96,353	20,265,926
Technology hardware, storage and peripherals – 0.1%
Western Digital Corp.	28,135	1,028,334
		126,719,015
Materials – 5.7%
Chemicals – 4.1%
Akzo Nobel NV	30,933	3,126,411
CF Industries Holdings, Inc.	589,878	18,115,153
DuPont de Nemours, Inc.	539,117	29,910,211
PPG Industries, Inc.	24,107	2,942,983
		54,094,758
Containers and packaging – 1.6%
International Paper Company	523,597	21,226,622
		75,321,380
Real estate – 4.4%
Equity real estate investment trusts – 4.4%
Equity Residential	263,334	13,516,934
Rayonier, Inc.	431,669	11,413,328
SL Green Realty Corp.	171,957	7,973,646
Welltower, Inc.	16,400	903,476
Weyerhaeuser Company	873,296	24,906,402
		58,713,786
Utilities – 7.8%
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities – 4.7%
Duke Energy Corp.	19,701	$1,744,721
Edison International	261,032	13,270,867
NextEra Energy, Inc.	37,237	10,335,502
The Southern Company	675,319	36,615,796
		61,966,886
Multi-utilities – 3.1%
Ameren Corp.	68,600	5,424,888
NiSource, Inc.	1,092,982	24,045,604
Sempra Energy	91,267	10,802,362
		40,272,854
		102,239,740
TOTAL COMMON STOCKS (Cost $1,241,291,951)		$1,265,723,171
PREFERRED SECURITIES – 2.1%
Energy – 0.8%
Oil, gas and consumable fuels – 0.8%
Sempra Energy, 6.000%	77,626	7,642,280
Sempra Energy, 6.750% (B)	24,765	2,427,218
		10,069,498
Health care – 0.5%
Health care equipment and supplies – 0.5%
Becton, Dickinson and Company, 6.000% (B)	118,222	6,224,388
Utilities – 0.8%
Electric utilities – 0.8%
NextEra Energy, Inc., 5.279%	102,055	4,763,927
The Southern Company, 6.750%	134,102	6,241,107
		11,005,034
TOTAL PREFERRED SECURITIES (Cost $27,957,794)		$27,298,920
CONVERTIBLE BONDS - 0.2%
Financials - 0.2%
AXA SA 7.250%, 05/15/2021 (C)	$3,124,000	2,725,690
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$2,725,690
WARRANTS – 0.0%
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (A)	33,525	100,575
TOTAL WARRANTS (Cost $189,420)		$100,575
SHORT-TERM INVESTMENTS – 1.8%
Short-term funds – 1.8%
John Hancock Collateral Trust, 0.2185% (D)(E)	782,760	7,835,353
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (D)	3,748,240	3,748,240
T. Rowe Price Government Reserve Fund, 0.1242% (D)	11,924,314	11,924,314
TOTAL SHORT-TERM INVESTMENTS (Cost $23,508,118)		$23,507,907
Total Investments (Equity Income Trust) (Cost $1,296,071,283) – 100.1%		$1,319,356,263
Other assets and liabilities, net – (0.1%)		(1,170,171)
TOTAL NET ASSETS – 100.0%		$1,318,186,092
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $7,581,005.

66

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Financials – 76.3%
Banks – 32.6%
1st Source Corp.	18,784	$579,299
American Business Bank (A)	22,397	508,412
American River Bankshares	12,896	128,444
Ameris Bancorp	31,781	723,971
Atlantic Union Bankshares Corp.	44,248	945,580
Bank of America Corp.	140,898	3,394,233
Bank of Marin Bancorp	20,034	580,185
BayCom Corp. (A)	24,336	250,661
Business First Bancshares, Inc.	11,516	172,740
California Bancorp, Inc. (A)	15,177	171,955
Cambridge Bancorp	10,255	545,156
Central Valley Community Bancorp	7,181	88,685
Citigroup, Inc.	36,786	1,585,844
Citizens Financial Group, Inc.	68,451	1,730,441
Close Brothers Group PLC	88,767	1,167,601
Coastal Financial Corp. (A)	25,954	317,937
Danske Bank A/S (A)	173,630	2,348,537
Evans Bancorp, Inc.	14,397	320,333
First Merchants Corp.	36,350	841,866
German American Bancorp, Inc.	13,939	378,304
Glacier Bancorp, Inc.	19,581	627,571
HBT Financial, Inc.	28,559	320,432
Heritage Commerce Corp.	42,181	280,715
Heritage Financial Corp.	18,638	342,753
JPMorgan Chase & Co.	36,968	3,558,909
KeyCorp	94,724	1,130,057
Level One Bancorp, Inc.	15,125	235,950
Live Oak Bancshares, Inc.	26,039	659,568
M&T Bank Corp.	9,579	882,130
Metrocity Bankshares, Inc.	13,282	174,924
Nicolet Bankshares, Inc. (A)	12,960	707,746
Pacific Premier Bancorp, Inc.	25,572	515,020
Pinnacle Financial Partners, Inc.	26,305	936,195
Skandinaviska Enskilda Banken AB, A Shares (A)	164,818	1,463,843
Southern First Bancshares, Inc. (A)	10,596	255,893
Stock Yards Bancorp, Inc.	33,080	1,126,043
SVB Financial Group (A)	11,592	2,789,267
The First Bancshares, Inc.	16,784	351,960
TriCo Bancshares	44,840	1,098,132
U.S. Bancorp	23,201	831,756
Western Alliance Bancorp	39,045	1,234,603
Zions Bancorp NA	43,703	1,277,002
		37,580,653
Capital markets – 16.3%
3i Group PLC	242,192	3,110,065
Ares Management Corp., Class A	68,308	2,761,009
BlackRock, Inc.	4,308	2,427,773
Brookfield Asset Management, Inc., Class A	56,086	1,854,203
Cboe Global Markets, Inc.	13,266	1,163,959
KKR & Company, Inc.	82,262	2,824,877
StepStone Group, Inc., Class A (A)	4,804	127,834
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Blackstone Group, Inc., Class A	42,488	$2,217,874
Tradeweb Markets, Inc., Class A	39,897	2,314,026
		18,801,620
Consumer finance – 2.3%
American Express Company	12,387	1,241,797
Discover Financial Services	23,592	1,363,146
		2,604,943
Diversified financial services – 5.7%
Berkshire Hathaway, Inc., Class B (A)	5,016	1,068,107
Equitable Holdings, Inc.	81,346	1,483,751
Onex Corp.	33,111	1,477,071
Voya Financial, Inc.	52,003	2,492,504
		6,521,433
Insurance – 18.8%
Aon PLC, Class A	11,714	2,416,598
Arch Capital Group, Ltd. (A)	28,621	837,164
Arthur J. Gallagher & Company	30,808	3,252,709
Assured Guaranty, Ltd.	18,667	400,967
Kinsale Capital Group, Inc.	16,760	3,187,417
Palomar Holdings, Inc. (A)	30,357	3,164,414
RenaissanceRe Holdings, Ltd.	11,204	1,901,767
The Hanover Insurance Group, Inc.	19,124	1,781,974
The Hartford Financial Services Group, Inc.	57,699	2,126,785
Trean Insurance Group, Inc. (A)	74,762	1,140,121
Willis Towers Watson PLC	6,627	1,383,849
		21,593,765
Thrifts and mortgage finance – 0.6%
OP Bancorp	33,503	191,637
Premier Financial Corp.	34,580	538,584
		730,221
		87,832,635
Industrials – 1.5%
Professional services – 1.5%
Verisk Analytics, Inc.	9,544	1,768,599
Information technology – 11.5%
IT services – 11.5%
Adyen NV (A)(B)	1,429	2,635,766
EVERTEC, Inc.	32,902	1,142,028
Fidelity National Information Services, Inc.	10,894	1,603,706
Fiserv, Inc. (A)	15,276	1,574,192
Global Payments, Inc.	8,926	1,585,079
Visa, Inc., Class A	23,595	4,718,292
		13,259,063
Real estate – 8.7%
Equity real estate investment trusts – 7.8%
Lexington Realty Trust	106,449	1,112,392
Monmouth Real Estate Investment Corp.	54,403	753,482
Nippon Prologis REIT, Inc.	423	1,426,469
Plymouth Industrial REIT, Inc.	38,862	479,557
Prologis, Inc.	36,198	3,642,243
Rexford Industrial Realty, Inc.	34,412	1,574,693
		8,988,836
Real estate management and development – 0.9%
VGP NV	7,259	1,003,702
		9,992,538
TOTAL COMMON STOCKS (Cost $108,176,581)		$112,852,835

67

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%
AXA SA 7.250%, 05/15/2021 (B)	$812,000	$708,470
TOTAL CONVERTIBLE BONDS (Cost $812,000)		$708,470
SHORT-TERM INVESTMENTS – 1.5%
Repurchase agreement – 1.5%
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $1,655,000 on 10-1-20, collateralized by $1,663,300 U.S. Treasury Notes, 1.125% due 2-28-22 (valued at $1,688,110)	1,655,000	1,655,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,655,000)		$1,655,000
Total Investments (Financial Industries Trust) (Cost $110,643,581) – 100.1%		$115,216,305
Other assets and liabilities, net – (0.1%)		(91,673)
TOTAL NET ASSETS – 100.0%		$115,124,632
Financial Industries Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	210,000	USD	158,266	SSB	1/27/2021	—	$(469)
DKK	790,000	USD	125,189	MSCS	1/27/2021	—	(453)
DKK	900,000	USD	143,688	TD	1/27/2021	—	(1,584)
EUR	790,000	USD	932,591	SSB	1/27/2021	—	(3,811)
USD	1,635,252	CAD	2,160,000	CITI	1/27/2021	$12,197	—
USD	2,538,898	DKK	15,930,000	MSCS	1/27/2021	23,660	—
USD	67,787	DKK	430,000	TD	1/27/2021	—	(107)
USD	234,837	EUR	200,000	CITI	1/27/2021	—	(297)
USD	4,466,181	EUR	3,770,000	GSI	1/27/2021	33,899	—
USD	258,301	GBP	200,000	CITI	1/27/2021	22	—
USD	3,936,009	GBP	3,040,000	SSB	1/27/2021	10,194	—
USD	1,426,131	JPY	151,010,000	SSB	1/27/2021	—	(8,256)
USD	1,482,500	SEK	13,040,000	TD	1/27/2021	24,174	—
						$104,146	$(14,977)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
68

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.0%
Communication services – 17.6%
Entertainment – 3.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,506,173	$54,628,895
Madison Square Garden Entertainment Corp. (A)	115,626	7,919,225
		62,548,120
Interactive media and services – 13.6%
Alphabet, Inc., Class A (A)	62,670	91,849,152
CarGurus, Inc. (A)	1,692,790	36,615,048
Facebook, Inc., Class A (A)	502,991	131,733,343
		260,197,543
Media – 0.8%
Liberty Broadband Corp., Series A (A)	104,085	14,760,294
		337,505,957
Consumer discretionary – 22.3%
Household durables – 8.7%
Lennar Corp., A Shares	1,210,090	98,840,151
NVR, Inc. (A)	4,853	19,815,381
Tempur Sealy International, Inc. (A)	543,755	48,497,508
		167,153,040
Internet and direct marketing retail – 8.4%
Amazon.com, Inc. (A)	51,157	161,079,581
Leisure products – 1.9%
Polaris, Inc.	382,933	36,125,899
Multiline retail – 0.9%
Dollar Tree, Inc. (A)	197,111	18,004,119
Specialty retail – 1.4%
Group 1 Automotive, Inc.	297,975	26,338,010
Textiles, apparel and luxury goods – 1.0%
Salvatore Ferragamo SpA (A)	1,233,578	18,154,660
		426,855,309
Consumer staples – 6.7%
Beverages – 3.4%
Anheuser-Busch InBev SA/NV, ADR	580,716	31,288,978
Diageo PLC, ADR	123,129	16,949,938
Heineken NV	183,126	16,303,119
		64,542,035
Food and staples retailing – 0.4%
US Foods Holding Corp. (A)	382,548	8,500,217
Food products – 2.9%
Post Holdings, Inc. (A)	287,081	24,688,966
The Hain Celestial Group, Inc. (A)	871,001	29,875,334
		54,564,300
		127,606,552
Energy – 3.1%
Energy equipment and services – 0.8%
Baker Hughes Company	1,049,967	13,954,061
Oil, gas and consumable fuels – 2.3%
Cheniere Energy, Inc. (A)	829,560	38,383,741
Suncor Energy, Inc.	494,084	6,042,647
		44,426,388
		58,380,449
Financials – 13.2%
Banks – 5.1%
Bank of America Corp.	2,174,087	52,373,756
First Hawaiian, Inc.	3,120,895	45,159,351
		97,533,107
Capital markets – 6.2%
KKR & Company, Inc.	792,278	27,206,827
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Morgan Stanley	1,221,346	$59,052,079
The Goldman Sachs Group, Inc.	157,095	31,571,382
		117,830,288
Consumer finance – 1.9%
American Express Company	255,974	25,661,394
Synchrony Financial	431,004	11,279,375
		36,940,769
		252,304,164
Health care – 5.5%
Biotechnology – 2.3%
Alnylam Pharmaceuticals, Inc. (A)	117,420	17,096,352
Moderna, Inc. (A)	392,428	27,764,281
		44,860,633
Health care equipment and supplies – 1.6%
Hologic, Inc. (A)	452,540	30,080,334
Health care providers and services – 1.0%
Anthem, Inc.	73,473	19,734,113
Health care technology – 0.6%
Change Healthcare, Inc. (A)	729,988	10,592,126
		105,267,206
Industrials – 7.8%
Electrical equipment – 1.6%
Regal Beloit Corp.	172,942	16,234,066
Sensata Technologies Holding PLC (A)	335,958	14,493,228
		30,727,294
Industrial conglomerates – 1.4%
Roper Technologies, Inc.	69,344	27,398,508
Machinery – 1.3%
Parker-Hannifin Corp.	121,103	24,503,981
Professional services – 2.2%
IHS Markit, Ltd.	535,450	42,038,180
Trading companies and distributors – 1.3%
United Rentals, Inc. (A)	135,670	23,674,413
		148,342,376
Information technology – 15.5%
Semiconductors and semiconductor equipment – 3.1%
Analog Devices, Inc.	95,520	11,151,005
NVIDIA Corp.	88,278	47,777,819
		58,928,824
Software – 7.3%
Microsoft Corp.	170,878	35,940,770
salesforce.com, Inc. (A)	220,484	55,412,039
Workday, Inc., Class A (A)	224,681	48,335,624
		139,688,433
Technology hardware, storage and peripherals – 5.1%
Apple, Inc.	661,524	76,611,094
Samsung Electronics Company, Ltd.	422,538	20,976,530
		97,587,624
		296,204,881
Real estate – 4.3%
Equity real estate investment trusts – 3.9%
American Tower Corp.	218,506	52,819,455
Crown Castle International Corp.	131,684	21,925,386
		74,744,841
Real estate management and development – 0.4%
Five Point Holdings LLC, Class A (A)	1,913,023	7,977,306
		82,722,147
TOTAL COMMON STOCKS (Cost $1,254,202,891)		$1,835,189,041

69

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.8%
U.S. Government Agency – 0.2%
Federal Agricultural Mortgage Corp. Discount Note 0.010%, 10/01/2020 *	$3,460,000	$3,460,000
Repurchase agreement – 2.6%
Barclays Tri-Party Repurchase Agreement dated 9-30-20 at 0.060% to be repurchased at $36,076,060 on 10-1-20, collateralized by $36,635,700 U.S. Treasury Bonds, 1.125% due 8-15-40 (valued at $36,334,820) and $444,900 U.S. Treasury Notes, 2.125% due 5-15-22 (valued at $462,800)	36,076,000	36,076,000
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $14,008,000 on 10-1-20, collateralized by $14,078,200 U.S. Treasury Notes, 1.125% due 2-28-22 (valued at $14,288,195)	14,008,000	14,008,000
		50,084,000
TOTAL SHORT-TERM INVESTMENTS (Cost $53,544,000)		$53,544,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,307,746,891) – 98.8%		$1,888,733,041
Other assets and liabilities, net – 1.2%		23,372,743
TOTAL NET ASSETS – 100.0%		$1,912,105,784
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.5%
Communication services – 9.5%
Entertainment – 1.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	268,767	$9,748,179
Interactive media and services – 1.8%
Alphabet, Inc., Class A (A)	7,207	10,562,579
Media – 6.0%
Comcast Corp., Class A	518,912	24,004,869
Fox Corp., Class A	82,058	2,283,674
Fox Corp., Class B	323,338	9,043,764
		35,332,307
		55,643,065
Consumer discretionary – 10.5%
Hotels, restaurants and leisure – 1.5%
Marriott International, Inc., Class A	29,879	2,766,198
Sodexo SA	82,436	5,876,348
		8,642,546
Household durables – 3.7%
Lennar Corp., A Shares	265,795	21,710,136
Internet and direct marketing retail – 2.8%
eBay, Inc.	312,304	16,271,038
Multiline retail – 1.2%
Dollar Tree, Inc. (A)	80,967	7,395,526
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail – 1.3%
Group 1 Automotive, Inc.	86,177	$7,617,185
		61,636,431
Consumer staples – 8.8%
Beverages – 3.6%
Anheuser-Busch InBev SA/NV, ADR	216,761	11,679,083
Heineken Holding NV	122,566	9,551,331
		21,230,414
Food and staples retailing – 1.7%
Walmart, Inc.	69,666	9,746,970
Food products – 3.5%
Danone SA	110,449	7,154,332
Post Holdings, Inc. (A)	153,179	13,173,394
		20,327,726
		51,305,110
Energy – 7.9%
Energy equipment and services – 1.3%
Baker Hughes Company	352,797	4,688,672
ChampionX Corp. (A)	358,376	2,863,424
		7,552,096
Oil, gas and consumable fuels – 6.6%
Cheniere Energy, Inc. (A)	291,441	13,484,975
Chevron Corp.	147,906	10,649,232
Kinder Morgan, Inc.	441,084	5,438,566
Suncor Energy, Inc.	436,010	5,332,402
Valero Energy Corp.	86,478	3,746,227
		38,651,402
		46,203,498
Financials – 24.3%
Banks – 9.5%
Bank of America Corp.	719,255	17,326,853
Citigroup, Inc.	355,634	15,331,382
JPMorgan Chase & Co.	166,908	16,068,233
Wells Fargo & Company	296,388	6,968,082
		55,694,550
Capital markets – 7.3%
KKR & Company, Inc.	309,381	10,624,144
Morgan Stanley	233,171	11,273,818
Nasdaq, Inc.	75,262	9,235,400
The Goldman Sachs Group, Inc.	56,964	11,448,055
		42,581,417
Consumer finance – 3.3%
American Express Company	161,212	16,161,503
Synchrony Financial	134,224	3,512,642
		19,674,145
Diversified financial services – 4.2%
Berkshire Hathaway, Inc., Class B (A)	114,885	24,463,612
		142,413,724
Health care – 13.0%
Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc. (A)	51,292	5,869,344
Gilead Sciences, Inc.	79,905	5,049,197
		10,918,541
Health care equipment and supplies – 4.2%
Danaher Corp.	75,684	16,297,036
Hologic, Inc. (A)	124,228	8,257,435
		24,554,471
Health care providers and services – 4.9%
Anthem, Inc.	34,322	9,218,546
HCA Healthcare, Inc.	44,131	5,502,253

70

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	44,788	$13,963,555
		28,684,354
Pharmaceuticals – 2.1%
Merck & Company, Inc.	146,880	12,183,696
		76,341,062
Industrials – 11.5%
Aerospace and defense – 4.8%
General Dynamics Corp.	80,765	11,180,299
L3Harris Technologies, Inc.	42,198	7,166,908
Raytheon Technologies Corp.	175,780	10,114,381
		28,461,588
Electrical equipment – 0.8%
Sensata Technologies Holding PLC (A)	105,146	4,535,998
Machinery – 2.3%
Parker-Hannifin Corp.	65,617	13,276,944
Road and rail – 1.1%
Union Pacific Corp.	32,303	6,359,492
Trading companies and distributors – 2.5%
United Rentals, Inc. (A)	84,337	14,716,807
		67,350,829
Information technology – 9.6%
IT services – 1.8%
Cognizant Technology Solutions Corp., Class A	150,480	10,446,322
Semiconductors and semiconductor equipment – 0.9%
Intel Corp.	98,082	5,078,686
Software – 5.6%
Microsoft Corp.	97,261	20,456,906
Oracle Corp.	212,159	12,665,892
		33,122,798
Technology hardware, storage and peripherals – 1.3%
Samsung Electronics Company, Ltd.	158,181	7,852,758
		56,500,564
Materials – 0.8%
Chemicals – 0.8%
LyondellBasell Industries NV, Class A	69,770	4,918,086
Real estate – 0.6%
Equity real estate investment trusts – 0.6%
American Tower Corp.	15,254	3,687,349
TOTAL COMMON STOCKS (Cost $503,326,360)		$565,999,718
SHORT-TERM INVESTMENTS – 3.6%
Repurchase agreement – 3.6%
Barclays Tri-Party Repurchase Agreement dated 9-30-20 at 0.060% to be repurchased at $14,297,024 on 10-1-20, collateralized by $14,019,000 U.S. Treasury Notes, 2.125% due 5-15-22 (valued at $14,583,037)	$14,297,000	14,297,000
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $6,923,000 on 10-1-20, collateralized by $6,957,700 U.S. Treasury Notes, 1.125% due 2-28-22 (valued at $7,061,483)	6,923,000	6,923,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,220,000)		$21,220,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $524,546,360) – 100.1%		$587,219,718
Other assets and liabilities, net – (0.1%)		(772,169)
TOTAL NET ASSETS – 100.0%		$586,447,549
Fundamental Large Cap Value Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.2%
France - 10.0%
Capgemini SE	21,003	$2,694,587
Cie Generale des Etablissements Michelin SCA	36,058	3,870,736
Danone SA	65,947	4,271,716
Sanofi	21,630	2,167,582
TOTAL SE	36,084	1,239,217
		14,243,838
Ireland - 3.4%
Accenture PLC, Class A	4,764	1,076,616
CRH PLC	105,805	3,836,628
		4,913,244
Japan - 2.5%
FANUC Corp.	8,900	1,708,047
Mitsubishi Estate Company, Ltd.	119,400	1,808,624
		3,516,671
Netherlands - 10.7%
Akzo Nobel NV	22,881	2,312,592
Heineken NV	36,291	3,230,871
Koninklijke Ahold Delhaize NV	181,937	5,377,677
Koninklijke Philips NV (A)	44,680	2,109,750
Wolters Kluwer NV	27,147	2,315,705
		15,346,595
Switzerland - 6.7%
Chubb, Ltd.	15,049	1,747,492
Novartis AG	56,318	4,889,772
Roche Holding AG	8,554	2,930,092
		9,567,356
United Kingdom - 10.8%
Amcor PLC, CHESS Depositary Interest	264,165	2,922,178
Associated British Foods PLC	68,029	1,637,828
Direct Line Insurance Group PLC	384,008	1,339,307
Ferguson PLC	17,679	1,779,045
Tesco PLC	985,362	2,703,148
Unilever NV	83,055	5,043,708
		15,425,214
United States - 53.1%
Alphabet, Inc., Class A (A)	4,207	6,165,779
Apple, Inc.	54,388	6,298,674
Applied Materials, Inc.	35,132	2,088,597
Arthur J. Gallagher & Company	24,670	2,604,659
AutoZone, Inc. (A)	3,749	4,414,972
Colgate-Palmolive Company	17,744	1,368,950
Comcast Corp., Class A	89,915	4,159,468
Electronic Arts, Inc. (A)	13,521	1,763,274
Fortune Brands Home & Security, Inc.	20,344	1,760,163
Intel Corp.	37,853	1,960,028
Johnson & Johnson	35,048	5,217,946
Johnson Controls International PLC	36,377	1,486,000
JPMorgan Chase & Co.	17,375	1,672,691
Kimberly-Clark Corp.	9,972	1,472,466
Merck & Company, Inc.	40,378	3,349,355
Microsoft Corp.	31,285	6,580,174
Northrop Grumman Corp.	6,764	2,133,974
Oracle Corp.	78,516	4,687,405
Otis Worldwide Corp.	17,557	1,095,908
Philip Morris International, Inc.	40,055	3,003,724
Stanley Black & Decker, Inc.	7,108	1,152,918

71

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Starbucks Corp.	17,785	$1,528,087
The Home Depot, Inc.	7,869	2,185,300
Union Pacific Corp.	3,852	758,343
Verizon Communications, Inc.	90,812	5,402,406
Waste Management, Inc.	13,094	1,481,848
		75,793,109
TOTAL COMMON STOCKS (Cost $122,277,997)		$138,806,027
PREFERRED SECURITIES - 2.8%
South Korea - 2.8%
Samsung Electronics Company, Ltd.	90,981	3,915,912
TOTAL PREFERRED SECURITIES (Cost $3,574,827)		$3,915,912
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (A)(B)	$7,466,240	11,199
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$11,199
Global Equity Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (C)	1,582,411	$1,582,411
TOTAL SHORT-TERM INVESTMENTS (Cost $1,582,411)		$1,582,411
Total Investments (Global Equity Trust) (Cost $127,438,551) - 101.1%		$144,315,549
Other assets and liabilities, net - (1.1%)		(1,511,326)
TOTAL NET ASSETS - 100.0%		$142,804,223
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 9-30-20.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,876,797	EUR	8,336,847	TD	1/27/2021	$75,403	—
						$75,403	—
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
Global Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
France - 9.9%
Capgemini SE	24,806	$3,182,514
Cie Generale des Etablissements Michelin SCA	42,299	4,540,721
Danone SA	77,645	5,029,488
Sanofi	25,299	2,535,274
TOTAL SE	41,864	1,437,725
		16,725,722
Ireland - 3.5%
Accenture PLC, Class A	5,588	1,262,832
CRH PLC	124,573	4,517,209
		5,780,041
Japan - 2.4%
FANUC Corp.	10,371	1,990,356
Mitsubishi Estate Company, Ltd.	138,569	2,098,989
		4,089,345
Netherlands - 10.6%
Akzo Nobel NV	26,762	2,704,864
Heineken NV	42,447	3,778,942
Koninklijke Ahold Delhaize NV	210,437	6,220,118
Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Philips NV (A)	52,743	$2,490,493
Wolters Kluwer NV	31,361	2,675,186
		17,869,603
Switzerland - 6.7%
Chubb, Ltd.	17,552	2,038,138
Novartis AG	66,308	5,757,147
Roche Holding AG	9,978	3,417,870
		11,213,155
United Kingdom - 10.7%
Amcor PLC, CHESS Depositary Interest	309,887	3,427,957
Associated British Foods PLC	78,926	1,900,189
Direct Line Insurance Group PLC	445,521	1,553,855
Ferguson PLC	20,500	2,062,934
Tesco PLC	1,163,781	3,192,624
Unilever NV	97,144	5,899,334
		18,036,893
United States - 52.5%
Alphabet, Inc., Class A (A)	4,921	7,212,218
Apple, Inc.	63,612	7,366,906

72

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Applied Materials, Inc.	41,091	$2,442,860
Arthur J. Gallagher & Company	28,535	3,012,725
AutoZone, Inc. (A)	4,385	5,163,951
Colgate-Palmolive Company	20,592	1,588,673
Comcast Corp., Class A	103,875	4,805,258
Electronic Arts, Inc. (A)	15,616	2,036,483
Fortune Brands Home & Security, Inc.	24,002	2,076,653
Intel Corp.	44,274	2,292,508
Johnson & Johnson	41,114	6,121,052
Johnson Controls International PLC	42,429	1,733,225
JPMorgan Chase & Co.	20,172	1,941,958
Kimberly-Clark Corp.	11,755	1,735,743
Merck & Company, Inc.	47,540	3,943,443
Microsoft Corp.	36,592	7,696,395
Northrop Grumman Corp.	7,964	2,512,562
Oracle Corp.	92,444	5,518,907
Otis Worldwide Corp.	20,672	1,290,346
Philip Morris International, Inc.	46,458	3,483,885
Stanley Black & Decker, Inc.	8,369	1,357,452
Starbucks Corp.	20,547	1,765,398
The Home Depot, Inc.	9,204	2,556,043
Union Pacific Corp.	4,506	887,096
Verizon Communications, Inc.	105,328	6,265,963
Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Waste Management, Inc.	15,127	$1,711,923
		88,519,626
TOTAL COMMON STOCKS (Cost $141,532,670)		$162,234,385
PREFERRED SECURITIES - 2.7%
South Korea - 2.7%
Samsung Electronics Company, Ltd.	106,414	4,580,166
TOTAL PREFERRED SECURITIES (Cost $4,182,847)		$4,580,166
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
Federated Government Obligations Fund, Institutional Class, 0.0100% (B)	1,527,014	1,527,014
TOTAL SHORT-TERM INVESTMENTS (Cost $1,527,014)		$1,527,014
Total Investments (Global Trust) (Cost $147,242,531) - 99.9%		$168,341,565
Other assets and liabilities, net - 0.1%		236,279
TOTAL NET ASSETS - 100.0%		$168,577,844
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-20.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	11,412,415	EUR	9,633,038	TD	1/27/2021	$86,015	—
						$86,015	—
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	$364,696
Financials – 0.3%
Capital markets – 0.2%
Churchill Capital Corp. III, Class A (C)	25,600	262,400
Health Sciences Acquisitions Corp. 2 (C)	13,354	146,894
Panacea Acquisition Corp. (C)	11,075	132,900
Therapeutics Acquisition Corp., Class A (C)	14,551	209,243
		751,437
Diversified financial services – 0.1%
Arya Sciences Acquisition Corp. II (C)	11,246	123,706
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
CM Life Sciences, Inc. (C)	14,588	$152,736
		276,442
		1,027,879
Health care – 97.7%
Biotechnology – 34.7%
AbbVie, Inc.	48,225	4,224,028
Abcam PLC	38,266	602,446
ACADIA Pharmaceuticals, Inc. (C)	47,686	1,967,048
Acceleron Pharma, Inc. (C)	27,408	3,084,222
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	483,222
ADC Therapeutics SA (C)	4,926	162,509
Adverum Biotechnologies, Inc. (C)	14,506	149,412
Agenus, Inc. (C)	17,700	70,800
Agios Pharmaceuticals, Inc. (C)	10,837	379,295
Akero Therapeutics, Inc. (C)	4,936	151,979

73

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Akouos, Inc. (C)	8,414	$192,428
Alector, Inc. (C)	12,304	129,623
Alexion Pharmaceuticals, Inc. (C)	30,231	3,459,333
Alkermes PLC (C)	3,287	54,466
Allogene Therapeutics, Inc. (C)	19,856	748,770
Alnylam Pharmaceuticals, Inc. (C)	22,472	3,271,923
ALX Oncology Holdings, Inc. (C)	3,958	149,375
Amarin Corp. PLC, ADR (C)	28,714	120,886
Amgen, Inc.	23,297	5,921,166
Annexon, Inc. (C)	6,351	191,991
Apellis Pharmaceuticals, Inc. (C)	18,572	560,317
Aprea Therapeutics, Inc. (C)	4,627	111,326
Arcturus Therapeutics Holdings, Inc. (C)	5,543	237,795
Arcutis Biotherapeutics, Inc. (C)	2,560	75,008
Ardelyx, Inc. (C)	22,814	119,774
Argenx SE, ADR (C)	16,380	4,300,078
Ascendis Pharma A/S, ADR (C)	18,418	2,842,266
Assembly Biosciences, Inc. (C)	6,574	108,077
Avidity Biosciences, Inc. (C)	4,804	135,233
Avrobio, Inc. (C)	3,077	40,063
BeiGene, Ltd., ADR (C)	6,746	1,932,324
Biogen, Inc. (C)	10,360	2,938,925
BioMarin Pharmaceutical, Inc. (C)	8,374	637,094
BioNTech SE, ADR (C)	17,518	1,212,771
Bluebird Bio, Inc. (C)	5,504	296,941
Blueprint Medicines Corp. (C)	11,214	1,039,538
Burning Rock Biotech, Ltd., ADR (C)	12,445	312,121
Constellation Pharmaceuticals, Inc. (C)	5,100	103,326
CRISPR Therapeutics AG (C)	6,407	535,881
CureVac NV (C)	6,877	320,124
Cyclerion Therapeutics, Inc. (C)	11,300	68,704
Cytokinetics, Inc. (C)	10,200	220,830
Deciphera Pharmaceuticals, Inc. (C)	5,618	288,203
Denali Therapeutics, Inc. (C)	27,561	987,511
Dicerna Pharmaceuticals, Inc. (C)	14,778	265,856
Enanta Pharmaceuticals, Inc. (C)	5,254	240,528
Epizyme, Inc. (C)	9,713	115,876
Exact Sciences Corp. (C)	25,302	2,579,539
Exelixis, Inc. (C)	90,096	2,202,847
Fate Therapeutics, Inc. (C)	15,390	615,138
FibroGen, Inc. (C)	23,847	980,589
G1 Therapeutics, Inc. (C)	2,707	31,266
Generation Bio Company (C)	13,116	405,416
Genmab A/S, ADR (C)	8,500	311,185
Global Blood Therapeutics, Inc. (C)	11,632	641,388
Homology Medicines, Inc. (C)	8,762	93,753
IGM Biosciences, Inc. (C)	3,254	240,178
Immunovant, Inc. (C)	3,117	109,687
Incyte Corp. (C)	46,558	4,178,115
Insmed, Inc. (C)	33,464	1,075,533
Intellia Therapeutics, Inc. (C)	9,257	184,029
Invitae Corp. (C)	8,500	368,475
Ionis Pharmaceuticals, Inc. (C)	28,670	1,360,392
Iovance Biotherapeutics, Inc. (C)	46,941	1,545,298
IVERIC bio, Inc. (C)	37,581	211,957
Karuna Therapeutics, Inc. (C)	7,747	598,998
Karyopharm Therapeutics, Inc. (C)	8,871	129,517
Kodiak Sciences, Inc. (C)	19,906	1,178,634
Krystal Biotech, Inc. (C)	2,897	124,716
Legend Biotech Corp., ADR (C)	3,497	107,952
Madrigal Pharmaceuticals, Inc. (C)	1,400	166,222
MeiraGTx Holdings PLC (C)	6,496	86,007
Mersana Therapeutics, Inc. (C)	14,192	264,255
Mirati Therapeutics, Inc. (C)	7,395	1,227,940
Moderna, Inc. (C)	12,779	904,114
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MorphoSys AG (C)	4,770	$603,593
Neurocrine Biosciences, Inc. (C)	21,615	2,078,498
Nkarta, Inc. (C)	5,244	157,635
Novavax, Inc. (C)	2,600	281,710
Nurix Therapeutics, Inc. (C)	11,040	385,406
Orchard Therapeutics PLC, ADR (C)	9,679	39,781
Prelude Therapeutics, Inc. (C)	6,216	187,288
Protagonist Therapeutics, Inc. (C)	9,246	180,759
Protara Therapeutics, Inc. (C)	6,963	117,187
PTC Therapeutics, Inc. (C)	9,074	424,210
Radius Health, Inc. (C)	4,391	49,794
RAPT Therapeutics, Inc. (C)	12,795	411,999
Regeneron Pharmaceuticals, Inc. (C)	10,078	5,641,463
REGENXBIO, Inc. (C)	4,700	129,344
Relay Therapeutics, Inc. (C)	5,385	229,347
Replimune Group, Inc. (C)	6,100	140,422
Rocket Pharmaceuticals, Inc. (C)	16,955	387,591
Sage Therapeutics, Inc. (C)	16,812	1,027,549
Sarepta Therapeutics, Inc. (C)	9,168	1,287,462
Scholar Rock Holding Corp. (C)	6,216	109,961
Seattle Genetics, Inc. (C)	25,862	5,060,935
Seres Therapeutics, Inc. (C)	9,002	254,847
Stoke Therapeutics, Inc. (C)	4,838	162,025
Translate Bio, Inc. (C)	12,877	175,256
Turning Point Therapeutics, Inc. (C)	6,519	569,500
Twist Bioscience Corp. (C)	6,869	521,838
Ultragenyx Pharmaceutical, Inc. (C)	24,386	2,004,285
UniQure NV (C)	6,700	246,761
Vaxart, Inc. (C)	10,300	68,495
Vertex Pharmaceuticals, Inc. (C)	37,296	10,148,988
Xencor, Inc. (C)	19,055	739,143
Zai Lab Ltd. (C)	1,000	82,709
Zai Lab, Ltd., ADR (C)	4,409	366,697
Zeneca, Inc. (B)(C)	13,151	8,088
Zentalis Pharmaceuticals, Inc. (C)	5,348	174,826
Zymeworks, Inc. (C)	6,823	317,815
		102,257,759
Health care equipment and supplies – 21.4%
Alcon, Inc. (C)	12,946	733,982
AtriCure, Inc. (C)	9,762	389,504
Becton, Dickinson and Company	30,128	7,010,183
Danaher Corp.	35,374	7,617,083
DexCom, Inc. (C)	7,810	3,219,516
DiaSorin SpA	7,358	1,480,369
Envista Holdings Corp. (C)	53,904	1,330,351
GenMark Diagnostics, Inc. (C)	27,332	388,114
Hologic, Inc. (C)	54,900	3,649,203
ICU Medical, Inc. (C)	3,225	589,401
Inari Medical, Inc. (C)	3,430	236,739
Insulet Corp. (C)	6,700	1,585,153
Intuitive Surgical, Inc. (C)	16,390	11,629,361
iRhythm Technologies, Inc. (C)	5,382	1,281,508
Lantheus Holdings, Inc. (C)	29,133	369,115
Nevro Corp. (C)	11,440	1,593,592
Novocure, Ltd. (C)	7,776	865,547
Outset Medical, Inc. (C)	3,726	186,300
Penumbra, Inc. (C)	7,576	1,472,623
Quidel Corp. (C)	10,884	2,387,732
Shockwave Medical, Inc. (C)	8,231	623,910
Stryker Corp.	29,515	6,150,041
Tandem Diabetes Care, Inc. (C)	8,900	1,010,150
Teleflex, Inc.	5,318	1,810,354
The Cooper Companies, Inc.	4,458	1,502,881
West Pharmaceutical Services, Inc.	10,853	2,983,490

74

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	5,350	$728,349
		62,824,551
Health care providers and services – 14.6%
Amedisys, Inc. (C)	3,907	923,732
Anthem, Inc.	12,005	3,224,423
Centene Corp. (C)	87,523	5,105,217
Cigna Corp.	25,176	4,265,066
Guardant Health, Inc. (C)	6,894	770,611
HCA Healthcare, Inc.	25,583	3,189,688
Humana, Inc.	14,364	5,945,116
Molina Healthcare, Inc. (C)	12,209	2,234,735
Oak Street Health, Inc. (C)	3,998	213,653
Option Care Health, Inc. (C)	21,167	283,003
The Pennant Group, Inc. (C)	10,535	406,230
UnitedHealth Group, Inc.	52,932	16,502,608
		43,064,082
Health care technology – 1.5%
Accolade, Inc. (C)	4,270	165,975
GoodRx Holdings, Inc., Class A (C)	2,350	130,660
Livongo Health, Inc. (C)	5,900	826,295
Phreesia, Inc. (C)	6,466	207,753
Schrodinger, Inc. (C)	4,954	235,365
Teladoc Health, Inc. (C)	3,800	833,112
Veeva Systems, Inc., Class A (C)	7,399	2,080,525
		4,479,685
Life sciences tools and services – 9.4%
10X Genomics, Inc., Class A (C)	6,684	833,361
Adaptive Biotechnologies Corp. (C)	9,072	441,171
Agilent Technologies, Inc.	45,787	4,621,740
Avantor, Inc. (C)	66,404	1,493,426
Berkeley Lights, Inc. (C)	5,231	399,439
Bio-Techne Corp.	2,500	619,325
Bruker Corp.	35,131	1,396,457
Evotec SE (C)	23,478	618,982
Lonza Group AG	1,676	1,034,319
Mettler-Toledo International, Inc. (C)	999	964,784
Pacific Biosciences of California, Inc. (C)	35,847	353,810
PPD, Inc. (C)	13,858	512,607
PRA Health Sciences, Inc. (C)	7,908	802,188
Quanterix Corp. (C)	15,636	527,559
Repligen Corp. (C)	1,226	180,884
Thermo Fisher Scientific, Inc.	27,637	12,202,288
Wuxi Biologics Cayman, Inc. (C)(D)	21,500	526,923
		27,529,263
Pharmaceuticals – 16.1%
Arvinas, Inc. (C)	4,400	103,884
Astellas Pharma, Inc.	53,700	800,484
AstraZeneca PLC, ADR	98,475	5,396,430
Athira Pharma, Inc. (C)	13,726	253,382
Axsome Therapeutics, Inc. (C)	7,621	542,996
Bayer AG	12,930	797,699
Bristol-Myers Squibb Company	37,752	2,276,068
Cara Therapeutics, Inc. (C)	14,333	182,387
Cardiff Oncology, Inc. (C)	8,574	121,665
Catalent, Inc. (C)	14,481	1,240,442
Chugai Pharmaceutical Company, Ltd.	23,800	1,068,036
Daiichi Sankyo Company, Ltd.	39,000	1,197,212
Eisai Company, Ltd.	10,800	986,389
Elanco Animal Health, Inc. (C)	34,308	958,222
Eli Lilly & Company	41,295	6,112,486
GW Pharmaceuticals PLC, ADR (C)	3,177	309,281
Harmony Biosciences Holdings, Inc. (C)	5,022	170,246
Horizon Therapeutics PLC (C)	12,800	994,304
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Intra-Cellular Therapies, Inc. (C)	4,698	$120,551
Ipsen SA	8,438	882,057
Kymera Therapeutics, Inc. (C)	6,331	204,555
Merck & Company, Inc.	117,702	9,763,381
Merck KGaA	11,139	1,623,981
Milestone Pharmaceuticals, Inc. (C)	6,904	50,537
MyoKardia, Inc. (C)	21,314	2,905,738
Nektar Therapeutics (C)	8,500	141,015
Odonate Therapeutics, Inc. (C)	4,205	56,473
Reata Pharmaceuticals, Inc., Class A (C)	3,604	351,102
Roche Holding AG	10,493	3,594,278
Royalty Pharma PLC, Class A	44,949	1,891,004
Sanofi	20,731	2,077,491
Tricida, Inc. (C)	705	6,387
WaVe Life Sciences, Ltd. (C)	13,514	114,734
		47,294,897
		287,450,237
Utilities – 0.1%
Independent power and renewable electricity producers – 0.1%
Dyne Therapeutics, Inc. (C)	7,650	154,454
TOTAL COMMON STOCKS (Cost $198,234,114)		$288,997,266
PREFERRED SECURITIES – 1.0%
Consumer discretionary – 0.3%
Specialty retail – 0.3%
JAND, Inc., Series D (A)(B)(C)	33,198	814,367
Health care – 0.6%
Health care equipment and supplies – 0.6%
Sartorius AG	4,254	1,743,604
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (A)(B)(C)	31,611	510,834
TOTAL PREFERRED SECURITIES (Cost $1,168,265)		$3,068,805
RIGHTS – 0.1%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (C)(E)	64,896	146,016
TOTAL RIGHTS (Cost $225,295)		$146,016
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (F)	441,468	441,468
T. Rowe Price Government Reserve Fund, 0.1242% (F)	1,382,343	1,382,343
TOTAL SHORT-TERM INVESTMENTS (Cost $1,823,811)		$1,823,811
Total Investments (Health Sciences Trust) (Cost $201,451,485) – 99.9%		$294,035,898
Other assets and liabilities, net – 0.1%		279,054
TOTAL NET ASSETS – 100.0%		$294,314,952
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.

75

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-20.
High Yield Trust
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.4%
Provincia de Buenos Aires 7.875%, 06/15/2027 (A)		$680,000	$265,200
Republic of Argentina
1.000%, 07/09/2029 (B)		59,073	26,908
(0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030		598,627	249,627
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		526,571	197,733
			739,468
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2021 to 01/01/2027	BRL	2,821,000	570,555
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,336
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,183,404)			$1,315,359
CORPORATE BONDS – 84.7%
Communication services – 13.6%
Allen Media LLC 10.500%, 02/15/2028 (C)		$810,000	781,650
Altice France Holding SA 10.500%, 05/15/2027 (C)		240,000	266,700
Altice France SA 7.375%, 05/01/2026 (C)		2,220,000	2,326,338
CCO Holdings LLC
4.250%, 02/01/2031 (C)		130,000	134,667
4.500%, 08/15/2030 to 05/01/2032 (C)		940,000	985,028
5.125%, 05/01/2027 (C)		1,060,000	1,115,353
CenturyLink, Inc.
4.000%, 02/15/2027 (C)		420,000	426,682
5.625%, 04/01/2025		250,000	267,575
Charter Communications Operating LLC 6.484%, 10/23/2045		450,000	599,855
Clear Channel International BV 6.625%, 08/01/2025 (C)		350,000	357,770
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (C)		300,000	306,000
CSC Holdings LLC
4.125%, 12/01/2030 (C)		490,000	499,433
6.500%, 02/01/2029 (C)		800,000	892,000
DISH DBS Corp.
5.875%, 11/15/2024		840,000	865,019
7.750%, 07/01/2026		1,530,000	1,682,021
iHeartCommunications, Inc.
4.750%, 01/15/2028 (C)		580,000	546,620
5.250%, 08/15/2027 (C)		660,000	643,500
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(C)		560,000	568,400
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (C)		450,000	442,125
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Match Group Holdings II LLC
4.625%, 06/01/2028 (C)	$610,000	$628,300
5.000%, 12/15/2027 (C)	80,000	84,400
Netflix, Inc.
4.875%, 06/15/2030 (C)	150,000	171,000
5.375%, 11/15/2029 (C)	540,000	636,471
6.375%, 05/15/2029	700,000	861,000
Sprint Capital Corp. 8.750%, 03/15/2032	265,000	387,910
Sprint Communications, Inc. 11.500%, 11/15/2021	470,000	515,449
Sprint Corp.
7.625%, 02/15/2025	510,000	596,700
7.875%, 09/15/2023	2,170,000	2,486,263
Switch, Ltd. 3.750%, 09/15/2028 (C)	520,000	525,200
TEGNA, Inc. 5.000%, 09/15/2029 (C)	410,000	404,875
Time Warner Cable LLC 7.300%, 07/01/2038 (B)	440,000	621,845
Univision Communications, Inc.
5.125%, 02/15/2025 (B)(C)	290,000	274,775
9.500%, 05/01/2025 (C)	580,000	620,600
UPC Holding BV 5.500%, 01/15/2028 (C)	430,000	443,975
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (C)	1,410,000	1,480,139
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (C)	470,000	468,825
		24,914,463
Consumer discretionary – 15.6%
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027	621,000	600,818
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (C)	939,958	1,031,604
Boyne USA, Inc. 7.250%, 05/01/2025 (C)	960,000	1,003,200
Caesars Entertainment, Inc. 6.250%, 07/01/2025 (C)	360,000	375,300
Carriage Services, Inc. 6.625%, 06/01/2026 (C)	640,000	672,000
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	1,081,080
ESH Hospitality, Inc. 5.250%, 05/01/2025 (C)	560,000	565,600
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(C)	3,600,425	360
Ford Motor Company
8.500%, 04/21/2023	20,000	21,800
9.000%, 04/22/2025	970,000	1,112,115
Ford Motor Credit Company LLC
3.087%, 01/09/2023	900,000	881,901
3.096%, 05/04/2023	710,000	693,315
5.125%, 06/16/2025	460,000	474,375
Golden Nugget, Inc. 6.750%, 10/15/2024 (C)	740,000	617,900
Hilton Domestic Operating Company, Inc.
5.375%, 05/01/2025 (C)	120,000	124,654
5.750%, 05/01/2028 (C)	510,000	539,325
Hilton Worldwide Finance LLC 4.625%, 04/01/2025	270,000	271,350

76

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Installed Building Products, Inc. 5.750%, 02/01/2028 (C)	$410,000	$431,525
International Game Technology PLC 5.250%, 01/15/2029 (C)	660,000	667,425
IRB Holding Corp. 7.000%, 06/15/2025 (C)	340,000	362,525
Ken Garff Automotive LLC 4.875%, 09/15/2028 (C)	860,000	846,025
L Brands, Inc.
5.250%, 02/01/2028	1,020,000	986,850
6.625%, 10/01/2030 (C)	180,000	183,150
6.875%, 07/01/2025 (C)	260,000	280,800
7.500%, 06/15/2029	160,000	167,200
9.375%, 07/01/2025 (C)	340,000	390,150
Lennar Corp.
4.750%, 11/29/2027	230,000	262,603
5.875%, 11/15/2024	360,000	402,300
Levi Strauss & Company 5.000%, 05/01/2025	690,000	705,956
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (C)	340,000	337,756
Michaels Stores, Inc.
4.750%, 10/01/2027 (C)	410,000	406,413
8.000%, 07/15/2027 (B)(C)	310,000	323,950
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (C)	900,000	841,500
NCL Corp., Ltd.
3.625%, 12/15/2024 (C)	390,000	273,000
10.250%, 02/01/2026 (C)	670,000	698,056
12.250%, 05/15/2024 (C)	730,000	817,600
Party City Holdings, Inc. (Greater of 6 month LIBOR + 5.000% or 5.750%) 5.750%, 07/15/2025 (C)(D)	139,296	101,686
PetSmart, Inc. 8.875%, 06/01/2025 (C)	260,000	269,737
Sands China, Ltd. 5.400%, 08/08/2028	200,000	222,484
Scientific Games International, Inc. 7.000%, 05/15/2028 (C)	630,000	631,542
Service Corp. International 7.500%, 04/01/2027	480,000	571,200
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (C)	822,000	832,275
Speedway Motorsports LLC 4.875%, 11/01/2027 (C)	320,000	307,104
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (C)	270,000	263,250
The ServiceMaster Company LLC 5.125%, 11/15/2024 (C)	550,000	562,375
The William Carter Company
5.500%, 05/15/2025 (C)	130,000	136,175
5.625%, 03/15/2027 (C)	330,000	344,438
TopBuild Corp. 5.625%, 05/01/2026 (C)	440,000	454,300
Viking Cruises, Ltd.
5.875%, 09/15/2027 (C)	390,000	303,225
13.000%, 05/15/2025 (C)	910,000	1,053,325
VOC Escrow, Ltd. 5.000%, 02/15/2028 (C)	1,525,000	1,350,189
WW International, Inc. 8.625%, 12/01/2025 (C)	650,000	678,844
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (C)	310,000	300,700
Wynn Macau, Ltd. 5.125%, 12/15/2029 (B)(C)	260,000	249,464
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (B)(C)	$480,000	$508,361
		28,592,155
Consumer staples – 2.4%
Cott Holdings, Inc. 5.500%, 04/01/2025 (C)	430,000	440,750
Kraft Heinz Foods Company
4.250%, 03/01/2031 (C)	160,000	175,424
5.200%, 07/15/2045	450,000	491,064
5.500%, 06/01/2050 (C)	470,000	537,588
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 to 05/15/2028 (C)	520,000	546,600
Sally Holdings LLC 5.625%, 12/01/2025	510,000	516,819
Simmons Foods, Inc. 5.750%, 11/01/2024 (C)	790,000	790,822
SunOpta Foods, Inc. 9.500%, 10/09/2022 (C)	860,000	877,200
		4,376,267
Energy – 10.5%
Antero Midstream Partners LP 5.375%, 09/15/2024	290,000	247,950
Apache Corp.
4.875%, 11/15/2027	300,000	283,500
5.100%, 09/01/2040	330,000	296,637
Berry Petroleum Company LLC 7.000%, 02/15/2026 (C)	450,000	349,875
Blue Racer Midstream LLC 6.625%, 07/15/2026 (C)	670,000	589,600
Cenovus Energy, Inc.
3.000%, 08/15/2022	470,000	458,875
5.375%, 07/15/2025	290,000	279,052
5.400%, 06/15/2047	50,000	42,173
6.750%, 11/15/2039	130,000	130,502
Cheniere Energy Partners LP 4.500%, 10/01/2029	280,000	287,140
CNX Midstream Partners LP 6.500%, 03/15/2026 (C)	300,000	303,750
Comstock Resources, Inc.
7.500%, 05/15/2025 (C)	420,000	399,000
9.750%, 08/15/2026	450,000	461,340
Continental Resources, Inc.
3.800%, 06/01/2024 (B)	210,000	194,693
4.375%, 01/15/2028 (B)	250,000	216,135
DCP Midstream Operating LP
6.450%, 11/03/2036 (C)	280,000	266,546
6.750%, 09/15/2037 (C)	590,000	566,400
Endeavor Energy Resources LP
5.500%, 01/30/2026 (C)	140,000	138,950
5.750%, 01/30/2028 (C)	150,000	150,750
6.625%, 07/15/2025 (C)	320,000	328,800
EQM Midstream Partners LP
4.000%, 08/01/2024	120,000	117,514
5.500%, 07/15/2028	560,000	563,948
6.000%, 07/01/2025 (C)	240,000	247,500
6.500%, 07/01/2027 (C)	220,000	233,204
6.500%, 07/15/2048	240,000	226,049
EQT Corp.
3.900%, 10/01/2027	220,000	200,475
7.875%, 02/01/2025 (B)	640,000	709,408
MEG Energy Corp.
7.000%, 03/31/2024 (C)	228,000	212,040
7.125%, 02/01/2027 (C)	890,000	798,179
Montage Resources Corp. 8.875%, 07/15/2023	730,000	741,863

77

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
NGPL PipeCo LLC 7.768%, 12/15/2037 (C)		$500,000	$633,521
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (A)		440,000	103,125
6.875%, 01/15/2023 (A)(B)		747,000	173,678
Occidental Petroleum Corp.
2.700%, 02/15/2023		380,000	347,700
2.900%, 08/15/2024		740,000	627,838
8.875%, 07/15/2030		490,000	504,700
Occidental Petroleum Corp. (3 month LIBOR + 1.450%) 1.730%, 08/15/2022 (D)		130,000	118,625
Pattern Energy Operations LP 4.500%, 08/15/2028 (C)		80,000	83,000
Petrobras Global Finance BV
5.750%, 02/01/2029		100,000	110,350
6.850%, 06/05/2115		410,000	437,675
Precision Drilling Corp. 7.125%, 01/15/2026 (B)(C)		660,000	424,499
Range Resources Corp.
5.000%, 03/15/2023 (B)		203,000	192,850
9.250%, 02/01/2026 (C)		520,000	534,300
Targa Resources Partners LP 4.875%, 02/01/2031 (C)		570,000	552,002
The Williams Companies, Inc.
7.500%, 01/15/2031		780,000	1,025,638
8.750%, 03/15/2032		120,000	170,935
Vesta Energy Corp. 8.125%, 07/24/2023 (C)	CAD	490,000	161,917
Viper Energy Partners LP 5.375%, 11/01/2027 (C)		$210,000	206,850
Western Midstream Operating LP
3.950%, 06/01/2025		110,000	103,378
4.000%, 07/01/2022		230,000	231,363
4.100%, 02/01/2025		530,000	504,825
5.500%, 08/15/2048		580,000	478,500
WPX Energy, Inc.
5.875%, 06/15/2028		570,000	595,650
8.250%, 08/01/2023		870,000	983,100
			19,347,867
Financials – 8.4%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (C)		1,160,000	1,235,400
Ally Financial, Inc. 8.000%, 11/01/2031		80,000	109,458
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (C)(E)		200,000	197,500
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (E)		250,000	269,563
Barclays Bank PLC 7.625%, 11/21/2022		200,000	219,975
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (E)	EUR	500,000	591,354
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)		$380,000	404,700
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (C)(E)		390,000	434,363
CIT Group, Inc. 6.125%, 03/09/2028		190,000	216,600
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (E)	$220,000	$230,450
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (E)	410,000	429,475
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (C)(E)	890,000	1,045,750
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (C)(E)	430,000	459,563
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year CMT + 4.332%) 09/12/2025 (C)(E)	200,000	216,750
DAE Funding LLC 5.750%, 11/15/2023 (C)	1,170,000	1,181,700
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024 (B)	590,000	619,500
FirstCash, Inc. 4.625%, 09/01/2028 (C)	530,000	541,925
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) 03/30/2025 (B)(E)	200,000	209,337
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) 03/23/2028 (E)	200,000	212,374
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (C)	200,000	210,153
Ladder Capital Finance Holdings LLLP 4.250%, 02/01/2027 (C)	460,000	397,900
MGIC Investment Corp. 5.250%, 08/15/2028	280,000	289,716
Natwest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (E)	1,180,000	1,209,500
Navient Corp.
5.875%, 03/25/2021	90,000	90,563
6.625%, 07/26/2021	210,000	213,150
NMI Holdings, Inc. 7.375%, 06/01/2025 (C)	650,000	694,688
Quicken Loans LLC
3.875%, 03/01/2031 (C)	730,000	720,875
5.250%, 01/15/2028 (C)	530,000	558,440
StoneX Group, Inc. 8.625%, 06/15/2025 (C)	270,000	291,600
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (C)(E)	550,000	587,125
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (C)	720,000	733,050
UniCredit SpA (7.296% to 4-2-29, then 5 Year ICE Swap Rate + 4.914%) 04/02/2034 (C)	490,000	563,838
		15,386,335
Health care – 8.7%
AdaptHealth LLC 6.125%, 08/01/2028 (C)	460,000	476,192
Air Methods Corp. 8.000%, 05/15/2025 (C)	750,000	588,750
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (C)	520,000	571,350
9.250%, 04/01/2026 (C)	310,000	341,000

78

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bausch Health Companies, Inc.
6.250%, 02/15/2029 (C)	$1,460,000	$1,501,698
9.000%, 12/15/2025 (C)	1,190,000	1,294,482
Centene Corp.
3.375%, 02/15/2030	220,000	228,250
4.625%, 12/15/2029	900,000	970,794
5.375%, 06/01/2026 (C)	560,000	591,063
Community Health Systems, Inc.
6.625%, 02/15/2025 (C)	810,000	783,594
8.000%, 03/15/2026 (C)	760,000	746,235
Global Medical Response, Inc. 6.500%, 10/01/2025 (C)	370,000	367,262
HCA, Inc. 5.625%, 09/01/2028	800,000	915,160
HLF Financing Sarl LLC 7.250%, 08/15/2026 (C)	470,000	482,925
LifePoint Health, Inc. 4.375%, 02/15/2027 (C)	450,000	450,563
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (C)	510,000	524,025
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (C)	620,000	649,562
Radiology Partners, Inc. 9.250%, 02/01/2028 (B)(C)	460,000	478,400
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (C)	400,000	425,000
Tenet Healthcare Corp.
4.625%, 06/15/2028 (C)	550,000	554,634
6.750%, 06/15/2023	850,000	892,500
7.500%, 04/01/2025 (C)	560,000	603,400
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	340,000	337,450
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025	530,000	556,500
US Renal Care, Inc. 10.625%, 07/15/2027 (C)	650,000	689,000
		16,019,789
Industrials – 9.6%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (C)	130,000	68,900
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (C)	75,296	64,002
Builders FirstSource, Inc.
5.000%, 03/01/2030 (C)	190,000	196,650
6.750%, 06/01/2027 (C)	110,000	117,838
BWX Technologies, Inc. 5.375%, 07/15/2026 (C)	410,000	425,888
CD&R Smokey Buyer, Inc. 6.750%, 07/15/2025 (C)	200,000	211,000
Clark Equipment Company 5.875%, 06/01/2025 (C)	260,000	268,775
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (C)	430,000	434,300
Delta Air Lines, Inc.
4.750%, 10/20/2028 (C)	470,000	487,625
7.375%, 01/15/2026	330,000	345,883
FXI Holdings, Inc. 7.875%, 11/01/2024 (C)	570,000	541,500
GFL Environmental, Inc.
3.750%, 08/01/2025 (C)	540,000	538,650
8.500%, 05/01/2027 (C)	570,000	618,450
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (C)	$2,124,312	$1,184,304
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	500,000	520,625
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (C)	830,000	823,391
5.250%, 08/15/2022 (C)	230,000	230,915
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	120,000	110,400
PM General Purchaser LLC 9.500%, 10/01/2028 (C)	680,000	705,296
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (C)	390,000	374,888
5.750%, 04/15/2026 (C)	470,000	502,609
6.250%, 01/15/2028 (C)	920,000	931,500
Sensata Technologies, Inc. 4.375%, 02/15/2030 (C)	340,000	357,000
Signature Aviation US Holdings, Inc. 5.375%, 05/01/2026 (C)	610,000	616,100
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (C)	910,000	964,163
Standard Industries, Inc. 4.750%, 01/15/2028 (C)	420,000	435,750
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (B)(C)	110,000	117,150
The Boeing Company 5.150%, 05/01/2030	400,000	448,098
TransDigm, Inc.
6.250%, 03/15/2026 (C)	580,000	608,159
8.000%, 12/15/2025 (C)	200,000	217,500
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 08/15/2021	260,215	242,000
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 04/11/2022	76,303	68,768
United Rentals North America, Inc.
4.875%, 01/15/2028	640,000	672,000
5.250%, 01/15/2030	400,000	436,500
5.500%, 05/15/2027	280,000	297,850
Vertical US Newco, Inc. 5.250%, 07/15/2027 (C)	720,000	748,271
Waste Pro USA, Inc. 5.500%, 02/15/2026 (C)	440,000	445,276
XPO CNW, Inc. 6.700%, 05/01/2034	650,000	692,643
XPO Logistics, Inc. 6.250%, 05/01/2025 (C)	490,000	521,850
		17,592,467
Information technology – 4.6%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (C)	510,000	478,023
Amkor Technology, Inc. 6.625%, 09/15/2027 (C)	560,000	600,807
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	510,000	515,419
BY Crown Parent LLC 4.250%, 01/31/2026 (C)	220,000	223,988
CDK Global, Inc.
4.875%, 06/01/2027	250,000	263,125
5.250%, 05/15/2029 (C)	30,000	31,950
CDW LLC
3.250%, 02/15/2029	480,000	478,200
4.250%, 04/01/2028	580,000	600,300

79

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
CommScope Technologies LLC 5.000%, 03/15/2027 (C)	$180,000	$172,800
CommScope, Inc. 8.250%, 03/01/2027 (B)(C)	1,260,000	1,310,400
Dell International LLC 7.125%, 06/15/2024 (C)	360,000	374,508
Entegris, Inc. 4.375%, 04/15/2028 (C)	430,000	441,825
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	150,000	154,688
Gartner, Inc. 3.750%, 10/01/2030 (C)	750,000	758,663
j2 Cloud Services LLC 6.000%, 07/15/2025 (C)	560,000	582,400
Level 3 Financing, Inc. 5.250%, 03/15/2026	210,000	217,550
Microchip Technology, Inc. 4.250%, 09/01/2025 (C)	350,000	363,084
ON Semiconductor Corp. 3.875%, 09/01/2028 (C)	470,000	476,615
Open Text Corp. 3.875%, 02/15/2028 (C)	250,000	252,890
Open Text Holdings, Inc. 4.125%, 02/15/2030 (C)	220,000	226,257
		8,523,492
Materials – 6.6%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (C)	660,000	656,568
Ardagh Packaging Finance PLC
5.250%, 08/15/2027 (C)	690,000	703,110
6.000%, 02/15/2025 (B)(C)	670,000	695,661
Ball Corp. 2.875%, 08/15/2030	980,000	968,975
Cascades, Inc. 5.375%, 01/15/2028 (C)	530,000	557,163
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (C)	420,000	402,675
6.875%, 03/01/2026 to 10/15/2027 (C)	1,450,000	1,397,231
7.250%, 04/01/2023 (C)	210,000	209,738
7.500%, 04/01/2025 (C)	210,000	207,713
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (C)	430,000	434,300
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	160,000	164,834
4.625%, 08/01/2030	260,000	273,377
5.450%, 03/15/2043	500,000	555,130
Greif, Inc. 6.500%, 03/01/2027 (C)	840,000	870,223
Hudbay Minerals, Inc.
6.125%, 04/01/2029 (C)	290,000	287,100
7.625%, 01/15/2025 (C)	350,000	356,125
Mercer International, Inc. 7.375%, 01/15/2025	350,000	354,375
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(C)	913,644	1,188
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	15,200
Olin Corp. 5.000%, 02/01/2030	420,000	394,800
Pactiv LLC 7.950%, 12/15/2025	380,000	414,200
Summit Materials LLC
5.125%, 06/01/2025 (C)	300,000	304,125
5.250%, 01/15/2029 (C)	560,000	583,100
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Teck Resources, Ltd. 5.200%, 03/01/2042	$670,000	$696,304
US Concrete, Inc. 5.125%, 03/01/2029 (C)	590,000	591,475
		12,094,690
Real estate – 4.0%
CoreCivic, Inc.
4.625%, 05/01/2023	110,000	104,500
5.000%, 10/15/2022	250,000	245,869
Diversified Healthcare Trust 9.750%, 06/15/2025	340,000	380,392
Five Point Operating Company LP 7.875%, 11/15/2025 (C)	1,410,000	1,409,295
Forestar Group, Inc.
5.000%, 03/01/2028 (C)	630,000	636,300
8.000%, 04/15/2024 (C)	440,000	463,100
MPT Operating Partnership LP
4.625%, 08/01/2029	560,000	582,663
5.000%, 10/15/2027	340,000	354,518
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (C)	390,000	390,975
Realogy Group LLC 7.625%, 06/15/2025 (C)	620,000	649,450
The GEO Group, Inc.
5.875%, 10/15/2024	640,000	489,600
6.000%, 04/15/2026	945,000	675,675
The Howard Hughes Corp. 5.375%, 08/01/2028 (C)	380,000	378,746
VICI Properties LP 4.125%, 08/15/2030 (C)	560,000	551,600
		7,312,683
Utilities – 0.7%
Calpine Corp. 5.000%, 02/01/2031 (C)	600,000	611,580
Talen Energy Supply LLC
6.625%, 01/15/2028 (C)	410,000	397,188
10.500%, 01/15/2026 (C)	340,000	258,400
		1,267,168
TOTAL CORPORATE BONDS (Cost $157,101,170)		$155,427,376
CONVERTIBLE BONDS – 1.0%
Communication services – 0.3%
DISH Network Corp.
2.375%, 03/15/2024	420,000	377,979
3.375%, 08/15/2026	110,000	100,980
Live Nation Entertainment, Inc. 2.000%, 02/15/2025 (C)	130,000	117,411
		596,370
Consumer discretionary – 0.1%
Etsy, Inc. 0.125%, 09/01/2027 (C)	120,000	122,018
Energy – 0.1%
Cheniere Energy, Inc. 4.250%, 03/15/2045	220,000	157,358
Financials – 0.2%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	410,000	382,453
Information technology – 0.3%
Alteryx, Inc. 1.000%, 08/01/2026	90,000	89,806

80

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Information technology (continued)
Euronet Worldwide, Inc. 0.750%, 03/15/2049	$90,000	$86,119
Vishay Intertechnology, Inc. 2.250%, 06/15/2025	380,000	367,720
		543,645
TOTAL CONVERTIBLE BONDS (Cost $1,862,529)		$1,801,844
TERM LOANS (F) – 6.2%
Communication services – 0.5%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 5.720%, 02/10/2027	567,908	549,627
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.147%, 05/01/2026	351,101	332,394
		882,021
Consumer discretionary – 1.2%
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 3.647%, 04/30/2026	475,200	462,279
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 9.220%, 03/08/2024	379,050	373,364
Michaels Stores, Inc., 2020 Term loan B 09/23/2025 TBD (G)	40,000	39,000
Michaels Stores, Inc., Term Loan 3.500%, 01/30/2023	208,802	207,549
Mohegan Gaming & Entertainment, 2016 Term Loan B (3 month LIBOR + 6.375%) 7.375%, 10/13/2023	595,237	528,767
Spencer Spirit IH LLC, Term Loan B (3 month LIBOR + 6.000%) 6.245%, 06/19/2026	633,847	559,370
		2,170,329
Energy – 0.2%
Chesapeake Energy Corp., 2019 Last Out Term Loan 0.000%, 06/24/2024 (A)	540,000	377,833
Permian Production Partners LLC, Term Loan 0.000%, 05/20/2024 (A)	446,500	22,325
		400,158
Financials – 0.8%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 3.647%, 02/15/2027	457,700	441,108
Amerilife Holdings LLC, 2020 Delayed Draw Term Loan (1 month LIBOR + 4.000%) 4.155%, 03/18/2027	9,091	8,955
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.155%, 03/18/2027	132,955	130,960
Duff + Phelps Corp., 2020 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.000%, 04/07/2028	520,000	527,800
Jane Street Group LLC, 2020 Term Loan (1 month LIBOR + 3.000%) 3.147%, 01/31/2025	325,875	322,822
		1,431,645
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Health care – 1.5%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (1 month LIBOR + 8.250%) 8.400%, 02/18/2028	$350,000	$308,000
Eyecare Partners LLC, 2020 Term Loan (1 month LIBOR + 3.750%) 3.897%, 02/18/2027	403,378	378,421
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 3.896%, 09/30/2024	364,768	361,679
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%) 4.647%, 08/06/2026	605,425	598,868
Radnet Management, Inc., Reprice Term Loan (6 month LIBOR + 3.750%) 4.750%, 06/30/2023	588,145	579,323
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.147%, 06/26/2026	452,166	439,845
		2,666,136
Industrials – 1.5%
Delta Air Lines, Inc., 2020 1st Lien Term Loan B 09/16/2027 TBD (G)	640,000	644,230
Delta Air Lines, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 04/29/2023	1,177,050	1,174,107
JetBlue Airways Corp., Term Loan (3 month LIBOR + 5.250%) 6.250%, 06/17/2024	553,000	548,277
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/25/2027	450,000	457,002
		2,823,616
Information technology – 0.3%
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.397%, 11/29/2025	661,583	572,163
Real estate – 0.2%
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	423,500	415,030
TOTAL TERM LOANS (Cost $12,184,968)		$11,361,098
ASSET BACKED SECURITIES – 4.4%
Ballyrock CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.225%, 10/15/2028 (C)(D)	250,000	228,162
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.325%, 10/15/2030 (C)(D)	250,000	227,697
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 5.472%, 07/18/2027 (C)(D)	250,000	196,915
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 8.043%, 08/20/2032 (C)(D)	300,000	269,571
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 7.275%, 04/15/2029 (C)(D)	250,000	228,577

81

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 3.972%, 07/20/2031 (C)(D)	$750,000	$651,320
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 6.272%, 04/20/2029 (C)(D)	500,000	447,049
Cent CLO 24, Ltd. Series 2015-24A, Class CR (3 month LIBOR + 3.150%) 3.425%, 10/15/2026 (C)(D)	360,000	343,046
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.673%, 04/17/2030 (C)(D)	250,000	216,705
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 5.922%, 07/20/2028 (C)(D)	750,000	675,098
CVP CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 2.922%, 01/20/2031 (C)(D)	500,000	431,581
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.775%, 04/15/2031 (C)(D)	290,000	266,497
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.225%, 04/15/2031 (C)(D)	250,000	212,664
Greywolf CLO IV, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 4.223%, 04/17/2030 (C)(D)	250,000	242,573
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 5.955%, 10/15/2031 (C)(D)	300,000	267,780
Nasau, Ltd. Series 2020-1A, Class D (3 month LIBOR + 4.770%) 5.003%, 07/20/2029 (C)(D)	250,000	247,044
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 6.191%, 10/21/2030 (C)(D)	250,000	223,720
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 5.472%, 10/20/2027 (C)(D)	250,000	198,930
Ocean Trails CLO X Series 2020-10A, Class D (3 month LIBOR + 4.700%) 4.934%, 10/15/2031 (C)(D)	500,000	500,000
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%) 3.375%, 11/22/2030 (C)(D)	810,000	740,467
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 3.556%, 06/22/2030 (C)(D)	576,405	479,592
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 3.095%, 04/15/2027 (C)(D)	350,000	297,999
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XVII CLO, Ltd. (continued)
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 6.015%, 04/15/2027 (C)(D)	$350,000	$231,379
Zais CLO 16, Ltd. Series 2020-16A, Class D1 (3 month LIBOR + 5.480%) 5.770%, 10/20/2031 (C)(D)	250,000	234,705
TOTAL ASSET BACKED SECURITIES (Cost $8,813,713)		$8,059,071
COMMON STOCKS – 0.4%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	3	0
Vertis Holdings, Inc. (I)(J)	69,391	0
		0
Consumer discretionary – 0.0%
Party City Holdco, Inc. (J)	14,175	36,855
Energy – 0.4%
Berry Corp.	146,822	465,426
Hercules Offshore, Inc. (I)(J)	45,689	29,629
KCAD Holdings I, Ltd. (H)(I)(J)	165,553,563	166
Montage Resources Corp. (B)(J)	28,903	126,884
MWO Holdings LLC (H)(I)(J)	445	25,841
		647,946
TOTAL COMMON STOCKS (Cost $9,890,807)		$684,801
PREFERRED SECURITIES – 0.8%
Financials – 0.8%
B. Riley Financial, Inc., 6.875%	5,775	143,278
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.065% (D)	51,072	1,275,268
		1,418,546
Utilities – 0.0%
NextEra Energy, Inc., 6.219%	500	23,875
TOTAL PREFERRED SECURITIES (Cost $1,373,413)		$1,442,421
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)(J)	$3,000,000	0
9.875%, 03/01/2049 (I)(J)	2,050,000	0
10.250%, 11/01/2049 (I)(J)	1,025,000	0
TOTAL ESCROW CERTIFICATES (Cost $391,849)		$0
SHORT-TERM INVESTMENTS – 4.8%
Short-term funds – 4.8%
John Hancock Collateral Trust, 0.2185% (K)(L)	578,240	5,788,121
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0198% (K)	2,988,652	2,988,652
TOTAL SHORT-TERM INVESTMENTS (Cost $8,777,285)		$8,776,773
Total Investments (High Yield Trust) (Cost $202,579,138) – 103.0%		$188,868,743
Other assets and liabilities, net – (3.0%)		(5,428,752)
TOTAL NET ASSETS – 100.0%		$183,439,991
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury

82

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing - Issuer is in default.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $5,577,303.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $112,466,927 or 61.3% of the fund's net assets as of 9-30-20.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
High Yield Trust (continued)
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 9-30-20.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Dec 2020	$10,195,954	$10,208,531	$12,577
10-Year U.S. Treasury Note Futures	3	Short	Dec 2020	(418,234)	(418,595)	(361)
						$12,216
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	383,479	USD	291,720	BNP	10/16/2020	—	$(3,713)
MXN	1,174,325	USD	51,141	JPM	10/16/2020	$1,882	—
MXN	1,174,325	USD	51,617	BNP	1/19/2021	844	—
USD	517,268	CAD	707,991	BNP	10/16/2020	—	(14,461)
USD	143,304	EUR	127,131	BNP	10/16/2020	—	(5,794)
USD	52,172	MXN	1,174,325	BNP	10/16/2020	—	(850)
						$2,726	$(24,818)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	2.707%	513,000	USD	$513,000	5.000%	Semi-Annual	Jun 2023	$(29,458)	$60,670	$31,212
					$513,000				$(29,458)	$60,670	$31,212
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
83

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.2%
Argentina - 0.0%
Globant SA (A)	1,200	$215,064
YPF SA, ADR (A)	6,300	22,491
		237,555
Australia - 4.3%
Afterpay, Ltd. (A)	7,435	438,253
AGL Energy, Ltd.	24,640	240,593
AMP, Ltd.	145,968	137,454
Ampol, Ltd.	9,411	162,421
APA Group	44,410	330,130
Aristocrat Leisure, Ltd.	21,036	458,765
ASX, Ltd.	7,786	455,214
Aurizon Holdings, Ltd.	76,706	235,976
AusNet Services	82,399	111,233
Australia & New Zealand Banking Group, Ltd.	103,756	1,294,461
BHP Group PLC	74,830	1,596,442
BHP Group, Ltd.	102,554	2,649,341
BlueScope Steel, Ltd.	20,070	184,921
Brambles, Ltd.	57,919	439,782
CIMIC Group, Ltd. (A)	3,702	49,587
Coca-Cola Amatil, Ltd.	21,130	144,633
Cochlear, Ltd.	2,361	337,313
Coles Group, Ltd.	45,471	553,963
Commonwealth Bank of Australia	61,627	2,835,847
Computershare, Ltd.	16,916	149,651
Crown Resorts, Ltd.	14,067	89,360
CSL, Ltd.	15,801	3,263,964
Dexus	39,487	252,911
Evolution Mining, Ltd.	56,369	235,478
Fortescue Metals Group, Ltd.	54,593	641,360
Goodman Group	57,212	740,749
Insurance Australia Group, Ltd.	92,277	292,003
Lendlease Corp., Ltd.	20,344	162,517
Macquarie Group, Ltd.	12,028	1,042,639
Magellan Financial Group, Ltd.	4,432	182,793
Medibank Pvt., Ltd.	99,625	179,763
Mirvac Group	141,329	221,547
National Australia Bank, Ltd.	105,529	1,355,726
Newcrest Mining, Ltd.	28,639	649,416
Northern Star Resources, Ltd.	25,763	255,287
Oil Search, Ltd.	55,389	105,944
Orica, Ltd.	13,519	150,518
Origin Energy, Ltd.	71,385	221,073
Qantas Airways, Ltd. (A)	26,994	79,164
QBE Insurance Group, Ltd. (B)	49,235	306,244
Ramsay Health Care, Ltd.	6,659	317,493
REA Group, Ltd.	2,146	170,883
Santos, Ltd.	64,049	226,464
Scentre Group	211,217	336,289
SEEK, Ltd.	11,910	183,729
Sonic Healthcare, Ltd.	16,282	386,652
South32, Ltd.	112,851	167,477
South32, Ltd. (London Stock Exchange)	74,597	110,145
Stockland	87,409	238,786
Suncorp Group, Ltd.	50,553	308,602
Sydney Airport	47,614	202,192
Tabcorp Holdings, Ltd.	82,609	198,932
Telstra Corp., Ltd.	168,147	336,673
The GPT Group	79,169	222,718
TPG Telecom, Ltd. (A)	13,013	68,669
Transurban Group	99,243	1,013,361
Treasury Wine Estates, Ltd.	26,341	169,248
Tuas, Ltd. (A)	6,506	2,483
Vicinity Centres	127,154	126,977
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Washington H. Soul Pattinson & Company, Ltd.	3,863	$65,618
Wesfarmers, Ltd.	41,503	1,326,614
Westpac Banking Corp.	127,744	1,553,279
WiseTech Global, Ltd.	5,291	99,099
Woodside Petroleum, Ltd.	36,061	457,689
Woolworths Group, Ltd.	46,073	1,204,749
		32,729,257
Austria - 0.1%
ANDRITZ AG	2,752	84,943
Erste Group Bank AG	11,010	230,555
OMV AG	5,543	151,663
Raiffeisen Bank International AG (A)	4,926	75,398
Verbund AG	2,442	133,364
voestalpine AG	4,357	114,833
		790,756
Belgium - 0.6%
Ageas SA/NV	6,383	261,188
Anheuser-Busch InBev SA/NV	26,526	1,428,180
Colruyt SA	2,769	179,700
Elia Group SA/NV	1,076	107,567
Galapagos NV (A)	1,603	227,258
Groupe Bruxelles Lambert SA	4,654	419,569
KBC Group NV	8,597	431,108
Proximus SADP	5,996	109,386
Sofina SA	537	146,605
Solvay SA	2,881	247,861
Telenet Group Holding NV	2,144	83,218
UCB SA	4,152	471,561
Umicore SA (B)	6,530	271,614
		4,384,815
Brazil - 1.0%
Ambev SA	161,630	360,911
Atacadao SA	13,900	50,715
B2W Cia Digital (A)	8,038	128,788
B3 SA - Brasil Bolsa Balcao	73,407	719,051
Banco Bradesco SA	42,418	136,109
Banco BTG Pactual SA	10,911	141,539
Banco do Brasil SA	30,113	158,825
Banco Santander Brasil SA	14,000	69,702
BB Seguridade Participacoes SA	24,400	105,448
Braskem SA, ADR	1,584	11,832
BRF SA (A)	19,720	64,541
CCR SA	40,100	90,469
Centrais Eletricas Brasileiras SA	9,400	50,750
Centrais Eletricas Brasileiras SA, ADR	1,429	7,817
Cia Brasileira de Distribuicao	4,938	61,322
Cia Brasileira de Distribuicao, ADR	628	7,750
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	93,918
Cia Siderurgica Nacional SA, ADR (B)	11,800	34,692
Cielo SA	44,260	30,973
Cogna Educacao	54,565	50,330
Cosan SA	5,611	68,270
Energisa SA	6,100	44,665
Engie Brasil Energia SA	7,275	52,271
Equatorial Energia SA	30,700	115,783
Hypera SA	10,908	57,921
IRB Brasil Resseguros SA	35,261	47,028
JBS SA	34,073	125,410
Klabin SA	24,000	101,711
Localiza Rent a Car SA	21,027	212,183
Lojas Renner SA	25,927	183,053
Magazine Luiza SA	23,027	365,749

84

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Multiplan Empreendimentos Imobiliarios SA	9,975	$34,512
Natura & Company Holding SA	24,551	223,525
Notre Dame Intermedica Participacoes SA	17,255	199,899
Petrobras Distribuidora SA	25,000	89,701
Petroleo Brasileiro SA	133,029	468,310
Porto Seguro SA	1,919	16,487
Raia Drogasil SA	40,500	168,897
Rumo SA (A)	45,451	154,258
Sul America SA	10,299	72,677
Suzano SA (A)	13,763	111,630
Suzano SA, ADR (A)(B)	3,164	25,850
Telefonica Brasil SA, ADR	6,017	46,150
TIM Participacoes SA	28,020	65,162
Ultrapar Participacoes SA	25,400	87,156
Vale SA	128,797	1,355,649
Via Varejo SA (A)	44,400	137,171
WEG SA	30,058	351,646
		7,358,206
Canada - 6.5%
Agnico Eagle Mines, Ltd.	9,040	720,254
Air Canada (A)	4,700	55,381
Algonquin Power & Utilities Corp. (B)	19,850	288,310
Alimentation Couche-Tard, Inc., Class B	30,600	1,065,617
AltaGas, Ltd.	11,500	138,876
Atco, Ltd., Class I	3,400	98,281
B2Gold Corp.	36,100	235,055
Bank of Montreal	23,398	1,367,805
Barrick Gold Corp.	42,277	1,187,458
Barrick Gold Corp. (London Stock Exchange)	20,657	576,273
BCE, Inc.	5,524	229,083
BlackBerry, Ltd. (A)	21,000	96,361
Brookfield Asset Management, Inc., Class A	47,472	1,570,813
CAE, Inc.	10,400	152,148
Cameco Corp. (B)	16,300	164,646
Canadian Apartment Properties REIT	2,900	101,164
Canadian Imperial Bank of Commerce	15,700	1,173,535
Canadian National Railway Company	25,500	2,715,749
Canadian Natural Resources, Ltd.	41,660	667,661
Canadian Pacific Railway, Ltd.	4,900	1,490,552
Canadian Tire Corp., Ltd., Class A (B)	2,100	211,522
Canadian Utilities, Ltd., Class A (B)	4,600	109,719
Canopy Growth Corp. (A)(B)	8,000	114,693
CCL Industries, Inc., Class B	6,000	231,339
Cenovus Energy, Inc.	40,300	157,078
CGI, Inc. (A)	8,900	604,094
CI Financial Corp.	6,700	84,986
Constellation Software, Inc.	700	777,846
Cronos Group, Inc. (A)(B)	8,100	40,696
Dollarama, Inc.	10,100	387,146
Emera, Inc. (B)	8,200	336,856
Empire Company, Ltd., Class A	6,200	179,963
Enbridge, Inc.	72,200	2,109,256
Fairfax Financial Holdings, Ltd.	1,000	294,469
First Capital Real Estate Investment Trust (B)	2,700	26,279
First Quantum Minerals, Ltd.	26,954	240,279
Fortis, Inc. (B)	15,335	626,967
Franco-Nevada Corp.	6,781	947,573
George Weston, Ltd.	2,799	205,813
Gildan Activewear, Inc.	8,400	165,533
Great-West Lifeco, Inc. (B)	9,900	193,457
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Hydro One, Ltd. (C)	10,900	$231,007
iA Financial Corp., Inc.	3,400	118,351
IGM Financial, Inc. (B)	3,000	68,785
Imperial Oil, Ltd. (B)	8,630	103,310
Intact Financial Corp.	5,000	535,391
Inter Pipeline, Ltd.	15,900	156,068
Keyera Corp. (B)	8,500	128,309
Kinross Gold Corp. (A)	41,629	367,347
Kirkland Lake Gold, Ltd.	8,100	395,404
Loblaw Companies, Ltd.	6,140	321,537
Lundin Mining Corp.	26,800	149,543
Magna International, Inc.	10,900	498,770
Manulife Financial Corp. (D)	68,800	956,912
Metro, Inc.	9,357	448,965
National Bank of Canada (B)	12,400	615,926
Nutrien, Ltd. (B)	20,490	803,412
Onex Corp.	3,500	156,134
Open Text Corp. (B)	9,700	409,985
Pan American Silver Corp.	7,300	234,699
Parkland Corp.	5,400	142,791
Pembina Pipeline Corp.	18,998	403,202
Power Corp. of Canada (B)	19,412	380,353
Quebecor, Inc., Class B	6,400	160,102
Restaurant Brands International, Inc.	9,046	519,573
RioCan Real Estate Investment Trust (B)	6,300	66,522
Ritchie Bros Auctioneers, Inc.	3,800	225,366
Rogers Communications, Inc., Class B	13,300	527,585
Royal Bank of Canada	49,600	3,482,486
Saputo, Inc. (B)	9,100	228,260
Shaw Communications, Inc., Class B	16,926	308,889
Shopify, Inc., Class A (A)(B)	3,700	3,783,751
SmartCentres Real Estate Investment Trust (B)	3,100	46,562
Sun Life Financial, Inc.	20,700	843,515
Suncor Energy, Inc.	54,435	664,724
TC Energy Corp.	33,197	1,393,648
Teck Resources, Ltd., Class B	19,461	270,968
TELUS Corp. (B)	15,794	277,912
The Bank of Nova Scotia (B)	43,400	1,803,078
The Toronto-Dominion Bank	62,872	2,910,937
Thomson Reuters Corp.	6,954	554,941
TMX Group, Ltd.	2,000	205,685
Wheaton Precious Metals Corp.	16,136	791,683
WSP Global, Inc. (B)	3,800	249,538
Yamana Gold, Inc.	33,100	188,177
		49,270,689
Chile - 0.1%
Antofagasta PLC	16,040	211,685
Banco Santander Chile, ADR	4,908	68,025
Cencosud SA	61,383	89,908
Cia Cervecerias Unidas SA, ADR	1,518	19,688
Enel Americas SA, ADR	24,015	155,137
Enel Chile SA, ADR	14,822	50,988
Sociedad Quimica y Minera de Chile SA, ADR (B)	3,144	101,928
		697,359
China - 10.8%
3SBio, Inc. (A)(C)	40,500	45,888
51job, Inc., ADR (A)	900	70,191
AAC Technologies Holdings, Inc.	27,342	148,755
AECC Aviation Power Company, Ltd., Class A	3,600	21,865
Agile Group Holdings, Ltd.	54,000	71,145
Agricultural Bank of China, Ltd., Class A	165,700	77,249

85

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Agricultural Bank of China, Ltd., H Shares	1,041,000	$326,619
Aier Eye Hospital Group Company, Ltd., Class A	8,944	67,780
Air China, Ltd., H Shares	84,534	55,716
Airtac International Group	4,000	90,995
Aisino Corp., Class A	4,100	9,554
Alibaba Group Holding, Ltd., ADR (A)	65,400	19,226,283
Aluminum Corp. of China, Ltd., A Shares (A)	29,100	12,482
Aluminum Corp. of China, Ltd., H Shares (A)	185,220	38,201
Anhui Conch Cement Company, Ltd., Class A	8,900	72,629
Anhui Conch Cement Company, Ltd., H Shares	44,290	306,765
Anhui Gujing Distillery Company, Ltd., Class A	900	28,755
ANTA Sports Products, Ltd.	44,000	459,203
Autohome, Inc., ADR	2,100	201,600
AVIC Aircraft Company, Ltd., Class A	6,200	21,052
Avic Capital Company, Ltd., Class A	20,000	12,962
AVIC Jonhon Optronic Technology Company, Ltd., Class A	2,300	15,698
AviChina Industry & Technology Company, Ltd., H Shares	72,000	41,216
BAIC Motor Corp., Ltd., H Shares (C)	63,000	25,777
Baidu, Inc., ADR (A)	9,800	1,240,582
Bank of Beijing Company, Ltd., Class A	47,000	32,367
Bank of China, Ltd., Class A	78,100	36,765
Bank of China, Ltd., H Shares	2,831,563	880,674
Bank of Communications Company, Ltd., Class A	87,300	58,296
Bank of Communications Company, Ltd., H Shares	337,527	162,679
Bank of Hangzhou Company, Ltd., Class A	11,400	19,778
Bank of Jiangsu Company, Ltd., Class A	25,700	23,004
Bank of Nanjing Company, Ltd., Class A	13,600	15,803
Bank of Ningbo Company, Ltd., Class A	12,500	58,022
Bank of Shanghai Company, Ltd., Class A	31,610	37,854
Baoshan Iron & Steel Company, Ltd., Class A	41,300	30,352
Baozun, Inc., ADR (A)(B)	1,300	42,237
BeiGene, Ltd., ADR (A)	1,500	429,660
Beijing Capital International Airport Company, Ltd., H Shares	52,789	31,918
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	15,076
Bilibili, Inc., ADR (A)(B)	3,400	141,440
BOE Technology Group Company, Ltd., Class A	75,300	54,649
BYD Company, Ltd., Class A	4,000	68,736
BYD Company, Ltd., H Shares	24,105	388,723
BYD Electronic International Company, Ltd.	13,500	68,513
CGN Power Company, Ltd., H Shares (C)	446,000	91,871
Changchun High & New Technology Industry Group, Inc., Class A	800	43,553
China Aoyuan Group, Ltd.	64,000	65,962
China Cinda Asset Management Company, Ltd., H Shares	304,800	57,439
China CITIC Bank Corp., Ltd., H Shares	310,800	120,448
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	$11,893
China Communications Construction Company, Ltd., H Shares	152,335	80,107
China Communications Services Corp., Ltd., H Shares	129,600	76,510
China Conch Venture Holdings, Ltd.	57,900	269,356
China Construction Bank Corp., Class A	15,400	13,934
China Construction Bank Corp., H Shares	3,428,914	2,228,014
China Eastern Airlines Corp., Ltd., Class A	15,800	11,509
China Eastern Airlines Corp., Ltd., H Shares (B)	50,000	21,508
China Everbright Bank Company, Ltd., Class A	88,600	47,575
China Everbright Bank Company, Ltd., H Shares	120,000	37,950
China Evergrande Group (B)	65,959	169,277
China Fortune Land Development Company, Ltd., Class A	8,710	19,495
China Galaxy Securities Company, Ltd., H Shares	129,500	73,296
China Greatwall Technology Group Company, Ltd., Class A	6,500	15,388
China Hongqiao Group, Ltd.	34,500	21,613
China Huarong Asset Management Company, Ltd., H Shares (C)	351,700	37,478
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (A)(C)	36,800	85,588
China Life Insurance Company, Ltd., Class A	4,500	29,545
China Life Insurance Company, Ltd., H Shares	265,624	602,163
China Literature, Ltd. (A)(B)(C)	6,400	48,266
China Longyuan Power Group Corp., Ltd., H Shares	99,000	62,202
China Medical System Holdings, Ltd.	48,300	53,445
China Merchants Bank Company, Ltd., Class A	45,900	243,628
China Merchants Bank Company, Ltd., H Shares	139,323	661,146
China Merchants Securities Company, Ltd., Class A	16,510	52,608
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	39,364
China Minsheng Banking Corp., Ltd., Class A	78,880	61,517
China Minsheng Banking Corp., Ltd., H Shares	242,496	127,418
China Molybdenum Company, Ltd., Class A	28,400	15,604
China Molybdenum Company, Ltd., H Shares	129,000	46,062
China National Building Material Company, Ltd., H Shares	138,000	175,874
China National Nuclear Power Company, Ltd., Class A	20,900	13,510
China Oilfield Services, Ltd., H Shares	56,000	39,194
China Pacific Insurance Group Company, Ltd., Class A	14,000	64,481
China Pacific Insurance Group Company, Ltd., H Shares	94,100	268,750

86

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp., Class A	56,700	$32,615
China Petroleum & Chemical Corp., H Shares	909,361	367,171
China Railway Construction Corp., Ltd., Class A	25,600	31,292
China Railway Construction Corp., Ltd., H Shares	67,500	46,690
China Railway Group, Ltd., Class A	30,000	23,825
China Railway Group, Ltd., H Shares	179,000	84,563
China Railway Signal & Communication Corp., Ltd., H Shares (C)	53,000	17,502
China Reinsurance Group Corp., H Shares	203,000	18,724
China Resources Pharmaceutical Group, Ltd. (C)	66,000	34,035
China Shenhua Energy Company, Ltd., Class A	9,800	23,777
China Shenhua Energy Company, Ltd., H Shares	127,500	228,842
China Shipbuilding Industry Company, Ltd., Class A (A)	50,900	32,589
China Southern Airlines Company, Ltd., Class A (A)	13,800	11,795
China Southern Airlines Company, Ltd., H Shares (A)	64,000	34,743
China State Construction Engineering Corp., Ltd., Class A	93,340	69,916
China Telecom Corp., Ltd., H Shares	481,604	144,697
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	141,261
China Tower Corp., Ltd., H Shares (C)	1,496,000	260,272
China United Network Communications, Ltd., Class A	69,100	49,409
China Vanke Company, Ltd., Class A	21,600	89,365
China Vanke Company, Ltd., H Shares	63,600	195,498
China Yangtze Power Company, Ltd., Class A	48,900	137,745
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	32,529
Chongqing Zhifei Biological Products Company, Ltd., Class A	2,100	43,083
CIFI Holdings Group Company, Ltd.	133,487	99,161
CITIC Securities Company, Ltd., Class A	21,900	97,215
CITIC Securities Company, Ltd., H Shares	75,500	169,810
CITIC, Ltd.	207,967	154,202
CNOOC, Ltd.	636,258	612,003
Contemporary Amperex Technology Company, Ltd., Class A	4,900	151,670
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	18,353
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	92,000	45,387
Country Garden Holdings Company, Ltd.	288,777	357,571
Country Garden Services Holdings Company, Ltd.	53,000	344,207
CRRC Corp., Ltd., Class A	54,100	43,777
CRRC Corp., Ltd., H Shares	164,150	65,749
CSC Financial Company, Ltd., Class A	6,200	45,758
CSPC Pharmaceutical Group, Ltd.	223,200	435,697
Dali Foods Group Company, Ltd. (C)	73,000	44,709
Daqin Railway Company, Ltd., Class A	33,100	31,044
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Dongfeng Motor Group Company, Ltd., H Shares	123,220	$77,075
East Money Information Company, Ltd., Class A	17,880	63,454
ENN Energy Holdings, Ltd.	32,100	352,241
Eve Energy Company, Ltd., Class A	4,181	30,612
Everbright Securities Company, Ltd., Class A	8,700	28,219
Focus Media Information Technology Company, Ltd., Class A	32,700	38,916
Foshan Haitian Flavouring & Food Company, Ltd., Class A	6,000	143,378
Fosun International, Ltd.	102,500	120,071
Founder Securities Company, Ltd., Class A (A)	13,200	16,378
Foxconn Industrial Internet Company, Ltd., Class A	6,400	12,840
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	21,481
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	16,800	61,920
GD Power Development Company, Ltd., Class A	43,700	12,988
GDS Holdings, Ltd., ADR (A)(B)	2,100	171,843
Gemdale Corp., Class A	7,300	15,687
Genscript Biotech Corp. (A)	28,000	46,159
GF Securities Company, Ltd., Class A	13,200	30,754
GF Securities Company, Ltd., H Shares	47,800	60,819
Gigadevice Semiconductor Beijing, Inc., Class A	980	25,027
Glodon Company, Ltd., Class A	2,500	26,885
GoerTek, Inc., Class A	5,200	31,092
GOME Retail Holdings, Ltd. (A)(B)	386,127	51,143
Great Wall Motor Company, Ltd., H Shares	123,000	156,901
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,700	52,753
Greenland Holdings Corp., Ltd., Class A	13,100	12,325
Greentown Service Group Company, Ltd.	22,000	27,263
GSX Techedu, Inc., ADR (A)(B)	2,700	243,297
Guangdong Haid Group Company, Ltd., Class A	3,500	31,601
Guangzhou Automobile Group Company, Ltd., H Shares	142,310	119,382
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	10,224
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	56,469
Guosen Securities Company, Ltd., Class A	6,600	13,116
Guotai Junan Securities Company, Ltd., Class A	16,700	44,996
Guotai Junan Securities Company, Ltd., H Shares (C)	21,400	29,870
Haidilao International Holding, Ltd. (C)	19,000	137,669
Haier Smart Home Company, Ltd., Class A	13,600	43,797
Haitian International Holdings, Ltd.	29,000	67,506
Haitong Securities Company, Ltd., Class A	18,000	37,611
Haitong Securities Company, Ltd., H Shares	113,200	96,806
Hangzhou Hikvision Digital Technology Company, Ltd., Class A	20,800	117,077

87

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	$25,803
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	34,311
Hengan International Group Company, Ltd.	25,000	183,002
Hengli Petrochemical Company, Ltd., Class A	9,500	26,018
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	21,288
Hua Hong Semiconductor, Ltd. (A)(C)	9,000	34,677
Huadong Medicine Company, Ltd., Class A	2,800	10,188
Hualan Biological Engineering, Inc., Class A	4,030	33,823
Huaneng Power International, Inc., H Shares	149,436	57,979
Huatai Securities Company, Ltd., Class A	16,400	49,741
Huatai Securities Company, Ltd., H Shares (C)	65,400	107,603
Huaxia Bank Company, Ltd., Class A	28,500	25,709
Huayu Automotive Systems Company, Ltd., Class A	5,100	18,754
Huazhu Group, Ltd., ADR (B)	4,700	203,228
Hundsun Technologies, Inc., Class A	1,690	24,596
Iflytek Company, Ltd., Class A	3,500	17,702
Industrial & Commercial Bank of China, Ltd., Class A	120,000	86,842
Industrial & Commercial Bank of China, Ltd., H Shares	2,114,735	1,101,556
Industrial Bank Company, Ltd., Class A	46,200	109,778
Industrial Securities Company, Ltd., Class A	14,900	18,213
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	48,800	8,261
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	77,210
Inner Mongolia Yitai Coal Company, Ltd., Class B	37,900	26,126
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	14,585
iQIYI, Inc., ADR (A)(B)	4,500	101,610
JD.com, Inc., ADR (A)	26,300	2,041,143
Jiangsu Expressway Company, Ltd., H Shares	41,145	41,536
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	31,186
Jiangsu Hengrui Medicine Company, Ltd., Class A	11,832	156,641
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	18,344
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	62,604
Jiangxi Copper Company, Ltd., H Shares	54,075	60,806
JOYY, Inc., ADR (B)	2,600	209,742
Kaisa Group Holdings, Ltd. (A)	49,000	25,211
Kingdee International Software Group Company, Ltd. (A)	70,000	182,581
Kingsoft Corp., Ltd.	29,000	146,104
Kweichow Moutai Company, Ltd., Class A	2,800	688,649
KWG Group Holdings, Ltd.	45,000	77,501
Legend Holdings Corp., H Shares (C)	13,600	16,573
Lenovo Group, Ltd.	257,436	170,207
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Lens Technology Company, Ltd., Class A	7,300	$34,813
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	19,857
Li Ning Company, Ltd.	70,500	331,724
Lingyi iTech Guangdong Company, Class A	12,700	21,042
Logan Group Company, Ltd.	48,000	76,377
Longfor Group Holdings, Ltd. (C)	64,100	363,202
LONGi Green Energy Technology Company, Ltd., Class A	8,100	89,616
Luxshare Precision Industry Company, Ltd., Class A	15,495	130,844
Luye Pharma Group, Ltd. (C)	23,000	13,431
Luzhou Laojiao Company, Ltd., Class A	3,300	69,877
Mango Excellent Media Company, Ltd., Class A	3,300	32,796
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	17,341
Meituan Dianping, Class B (A)	123,800	3,899,861
Metallurgical Corp. of China, Ltd., A Shares	28,700	11,215
Microport Scientific Corp.	25,000	99,970
Momo, Inc., ADR	5,200	71,552
Muyuan Foods Company, Ltd., Class A	6,630	72,314
NARI Technology Company, Ltd., Class A	10,300	29,945
NetEase, Inc., ADR	2,500	1,136,675
New China Life Insurance Company, Ltd., Class A	4,600	42,129
New China Life Insurance Company, Ltd., H Shares	29,500	110,894
New Hope Liuhe Company, Ltd., Class A	6,800	27,748
New Oriental Education & Technology Group, Inc., ADR (A)	5,100	762,450
NIO, Inc., ADR (A)	13,200	280,104
Noah Holdings, Ltd., ADR (A)	1,000	26,070
Orient Securities Company, Ltd., Class A	9,600	15,642
Perfect World Company, Ltd., Class A	4,350	21,349
PetroChina Company, Ltd., Class A	36,000	21,757
PetroChina Company, Ltd., H Shares	848,261	249,624
PICC Property & Casualty Company, Ltd., H Shares	252,363	177,274
Pinduoduo, Inc., ADR (A)(B)	9,000	667,350
Ping An Bank Company, Ltd., Class A	38,200	85,472
Ping An Insurance Group Company of China, Ltd., Class A	24,100	270,994
Ping An Insurance Group Company of China, Ltd., H Shares	198,790	2,063,609
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	62,205
Postal Savings Bank of China Company, Ltd., H Shares (C)	285,000	120,060
Power Construction Corp. of China, Ltd., Class A	20,500	11,398
Rongsheng Petro Chemical Company, Ltd., Class A	9,300	25,714
SAIC Motor Corp., Ltd., Class A	17,300	48,757
Sanan Optoelectronics Company, Ltd., Class A	6,600	23,876
Sangfor Technologies, Inc., Class A	700	21,832
Sany Heavy Industry Company, Ltd., Class A	18,600	68,327
SDIC Capital Company, Ltd., Class A	7,800	17,630

88

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
SDIC Power Holdings Company, Ltd., Class A	10,900	$14,480
Seazen Group, Ltd. (A)	64,000	54,517
Seazen Holdings Company, Ltd., Class A	5,000	25,802
Semiconductor Manufacturing International Corp. (A)	105,400	246,757
SF Holding Company, Ltd., Class A	3,600	43,190
Shaanxi Coal Industry Company, Ltd., Class A	13,400	16,581
Shandong Gold Mining Company, Ltd., Class A	5,880	21,888
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	160,066
Shanghai Electric Group Company, Ltd., H Shares (A)	144,864	39,226
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	23,170
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	73,260
Shanghai International Airport Company, Ltd., Class A	1,600	16,245
Shanghai International Port Group Company, Ltd., Class A	13,700	8,447
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	32,925
Shanghai M&G Stationery, Inc., Class A	2,000	19,996
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	52,163
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	90,277
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,400	40,909
Shengyi Technology Company, Ltd., Class A	5,100	17,586
Shennan Circuits Company, Ltd., Class A	1,120	19,347
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	28,350
Shenzhen Goodix Technology Company, Ltd., Class A	800	18,592
Shenzhen Inovance Technology Company, Ltd., Class A	3,700	31,632
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,400	37,539
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	700	35,857
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	13,190
Shenzhen Sunway Communication Company, Ltd., Class A	2,200	17,746
Shenzhou International Group Holdings, Ltd.	27,000	459,780
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	14,146
Silergy Corp.	3,000	177,861
SINA Corp. (A)	2,300	98,003
Sino-Ocean Group Holding, Ltd.	177,213	35,905
Sinopec Engineering Group Company, Ltd., H Shares	47,000	17,373
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	119,901	21,941
Sinopharm Group Company, Ltd., H Shares	42,800	90,445
Sinotruk Hong Kong, Ltd.	24,500	63,141
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
SOHO China, Ltd. (A)	140,000	$38,067
Songcheng Performance Development Company, Ltd., Class A	5,760	15,503
Spring Airlines Company, Ltd., Class A	2,000	13,242
Sunac China Holdings, Ltd.	87,000	342,762
Suning.com Company, Ltd., Class A	20,700	27,737
Sunny Optical Technology Group Company, Ltd.	25,400	394,521
TAL Education Group, ADR (A)	13,700	1,041,748
TCL Technology Group Corp., Class A	21,800	19,830
Tencent Holdings, Ltd.	199,500	13,474,964
Tencent Music Entertainment Group, ADR (A)	3,200	47,264
The People's Insurance Company Group of China, Ltd., H Shares	265,000	78,861
Tingyi Cayman Islands Holding Corp.	76,000	134,573
Tongwei Company, Ltd., Class A	6,200	24,377
TravelSky Technology, Ltd., H Shares	31,000	66,629
Trip.com Group, Ltd., ADR (A)	18,700	582,318
Tsingtao Brewery Company, Ltd., H Shares	12,000	98,195
Uni-President China Holdings, Ltd.	46,000	42,187
Unisplendour Corp., Ltd., Class A	5,320	19,958
Vipshop Holdings, Ltd., ADR (A)	15,300	239,292
Walvax Biotechnology Company, Ltd., Class A	3,400	25,490
Wanhua Chemical Group Company, Ltd., Class A	7,000	71,681
Want Want China Holdings, Ltd.	218,000	152,334
Weibo Corp., ADR (A)(B)	1,890	68,853
Weichai Power Company, Ltd., Class A	9,600	21,366
Weichai Power Company, Ltd., H Shares	78,720	159,286
Wens Foodstuffs Group Company, Ltd., Class A	14,160	40,769
Will Semiconductor, Ltd., Class A	1,300	34,092
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	27,525
Wuliangye Yibin Company, Ltd., Class A	8,600	280,379
WUS Printed Circuit Kunshan Company, Ltd., Class A	3,800	10,558
WuXi AppTec Company, Ltd., Class A	4,620	69,215
WuXi AppTec Company, Ltd., H Shares (C)	11,172	161,556
Wuxi Biologics Cayman, Inc. (A)(C)	31,500	772,004
Xiaomi Corp., Class B (A)(C)	279,200	755,801
Xinjiang Goldwind Science & Technology Company, Ltd., A Shares	7,700	11,622
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	22,200	19,532
Xinyi Solar Holdings, Ltd.	167,007	266,251
Yangzijiang Shipbuilding Holdings, Ltd.	99,600	72,756
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	64,260
Yihai International Holding, Ltd. (A)	16,000	251,312
Yonghui Superstores Company, Ltd., Class A	10,200	11,762
Yonyou Network Technology Company, Ltd., Class A	5,200	29,316
Yum China Holdings, Inc.	12,700	672,465
Yunda Holding Company, Ltd., Class A	3,120	8,599
Yunnan Baiyao Group Company, Ltd., Class A	2,800	42,057
Yuzhou Group Holdings Company, Ltd.	40,362	16,073

89

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	$35,862
Zhaojin Mining Industry Company, Ltd., H Shares	37,500	46,121
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	21,402
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	14,550
Zhejiang Expressway Company, Ltd., H Shares	49,718	36,057
Zhejiang Longsheng Group Company, Ltd., Class A	7,200	14,436
Zhejiang NHU Company, Ltd., Class A	4,800	21,092
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	8,060	26,560
Zhejiang Supor Company, Ltd., Class A	1,200	13,953
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	5,900	29,570
Zhongsheng Group Holdings, Ltd.	20,000	125,810
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	60,481
Zijin Mining Group Company, Ltd., Class A	27,800	25,367
Zijin Mining Group Company, Ltd., H Shares	285,469	182,485
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	17,097
ZTE Corp., Class A	7,600	37,146
ZTE Corp., H Shares	25,887	62,238
ZTO Express Cayman, Inc., ADR	11,400	341,088
		81,296,683
Colombia - 0.0%
Bancolombia SA, ADR (B)	3,447	88,071
Ecopetrol SA, ADR (B)	8,500	83,640
		171,711
Czech Republic - 0.0%
CEZ AS	6,817	128,900
Komercni banka AS (A)	3,440	72,483
Moneta Money Bank AS (C)	22,079	50,700
		252,083
Denmark - 1.7%
A.P. Moller - Maersk A/S, Series A	150	219,568
A.P. Moller - Maersk A/S, Series B (B)	245	387,316
Ambu A/S, Class B	5,684	160,058
Carlsberg A/S, Class B	3,581	482,440
Chr. Hansen Holding A/S	4,322	479,768
Coloplast A/S, B Shares	4,136	655,511
Danske Bank A/S (A)	26,235	354,857
Demant A/S (A)	5,000	156,806
DSV Panalpina A/S	7,363	1,194,302
Genmab A/S (A)	2,265	821,981
GN Store Nord A/S	4,458	335,851
H Lundbeck A/S	2,300	75,753
Novo Nordisk A/S, B Shares	59,867	4,147,860
Novozymes A/S, B Shares	8,505	534,560
Orsted A/S (C)	6,586	907,419
Pandora A/S	4,042	291,581
Tryg A/S	4,500	141,671
Vestas Wind Systems A/S	6,846	1,106,358
		12,453,660
Egypt - 0.0%
Commercial International Bank Egypt SAE	51,581	217,524
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland - 0.8%
Elisa OYJ	5,862	$344,636
Fortum OYJ	16,798	339,627
Kone OYJ, B Shares	11,833	1,038,985
Metso Outotec OYJ	20,149	140,411
Neles OYJ	4,686	63,371
Neste OYJ	14,709	774,576
Nokia OYJ (A)	140,582	550,221
Nokia OYJ (Euronext Paris Exchange) (A)	56,247	221,017
Nordea Bank ABP	1,569	11,913
Nordea Bank ABP (Nasdaq Stockholm Exchange)	113,451	862,084
Orion OYJ, Class B	3,379	153,092
Sampo OYJ, A Shares	17,454	691,233
Stora Enso OYJ, R Shares	20,482	320,588
UPM-Kymmene OYJ	19,972	607,890
Wartsila OYJ ABP (B)	15,222	119,541
		6,239,185
France - 6.6%
Accor SA (A)(B)	7,381	206,596
Aeroports de Paris	1,190	118,055
Air Liquide SA	16,360	2,593,234
Airbus SE (A)	20,795	1,508,179
Alstom SA (A)	6,477	323,547
Amundi SA (A)(C)	2,415	170,221
Arkema SA	2,540	269,303
Atos SE (A)	3,698	297,159
AXA SA	66,841	1,237,099
BioMerieux	1,432	224,153
BNP Paribas SA (A)	39,973	1,446,014
Bollore SA	32,561	121,284
Bouygues SA	8,158	281,912
Bureau Veritas SA (A)	10,297	232,109
Capgemini SE	5,840	749,249
Carrefour SA	23,837	380,896
Cie de Saint-Gobain (A)	18,075	757,115
Cie Generale des Etablissements Michelin SCA	5,963	640,117
CNP Assurances (A)	6,491	81,406
Covivio	2,169	152,306
Credit Agricole SA (A)	43,230	377,179
Danone SA	21,340	1,382,307
Dassault Aviation SA (A)(B)	98	82,669
Dassault Systemes SE	4,566	851,939
Edenred	8,562	384,404
Eiffage SA (A)	3,075	250,967
Electricite de France SA	23,423	247,429
Engie SA (A)	63,119	843,497
EssilorLuxottica SA (A)	9,828	1,337,956
Eurazeo SE (A)	1,144	61,937
Faurecia SE (A)	2,970	128,021
Gecina SA	1,814	239,133
Getlink SE (A)	18,178	246,246
Hermes International	1,094	942,216
ICADE (B)	1,225	68,638
Iliad SA	724	132,807
Ingenico Group SA (A)	2,092	324,121
Ipsen SA	1,496	156,384
JCDecaux SA (A)	2,889	49,946
Kering SA	2,634	1,747,255
Klepierre SA (B)	8,046	112,628
La Francaise des Jeux SAEM (C)	2,992	109,767
Legrand SA	9,225	734,769
L'Oreal SA	8,697	2,830,273
LVMH Moet Hennessy Louis Vuitton SE	9,670	4,524,626

90

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Natixis SA (A)	35,715	$80,262
Orange SA	68,945	718,105
Orpea (A)(B)	1,800	204,511
Pernod Ricard SA	7,338	1,169,948
Peugeot SA (A)	21,593	391,580
Publicis Groupe SA (B)	8,762	282,401
Remy Cointreau SA	922	168,295
Renault SA (A)	7,048	182,832
Safran SA (A)	11,141	1,096,137
Sanofi	39,285	3,936,845
Sartorius Stedim Biotech	961	331,703
Schneider Electric SE	18,484	2,297,554
Schneider Electric SE (Euronext London Exchange)	623	77,966
SCOR SE (A)	6,432	179,080
SEB SA	927	150,797
Societe Generale SA (A)	30,012	398,379
Sodexo SA	3,211	228,894
Suez SA	11,179	206,556
Teleperformance	2,029	625,549
Thales SA	4,046	303,240
TOTAL SE	85,421	2,933,592
Ubisoft Entertainment SA (A)(B)	3,042	274,171
Unibail-Rodamco-Westfield	3,595	132,584
Unibail-Rodamco-Westfield, CHESS Depositary Interest (B)	27,093	48,087
Valeo SA	9,342	286,878
Veolia Environnement SA	20,459	441,427
Vinci SA	17,915	1,496,925
Vivendi SA	28,678	800,949
Wendel SE	1,176	106,677
Worldline SA (A)(B)(C)	2,944	241,066
		49,750,058
Germany - 5.7%
adidas AG (A)	6,334	2,045,528
Allianz SE	14,713	2,823,880
BASF SE	32,288	1,966,224
Bayer AG	34,135	2,105,928
Bayerische Motoren Werke AG	12,119	879,568
Beiersdorf AG	3,796	430,991
Brenntag AG	5,855	372,274
Carl Zeiss Meditec AG, Bearer Shares	1,435	181,242
Commerzbank AG (A)	37,723	185,513
Continental AG	4,355	471,947
Covestro AG (C)	7,081	351,149
Daimler AG	29,795	1,607,304
Delivery Hero SE (A)(C)	3,834	439,913
Deutsche Bank AG (A)	73,967	623,502
Deutsche Boerse AG	6,955	1,219,360
Deutsche Lufthansa AG (A)(B)	9,032	78,234
Deutsche Post AG	34,392	1,560,565
Deutsche Telekom AG	117,221	1,951,746
Deutsche Wohnen SE	12,352	617,348
E.ON SE	78,119	861,065
Evonik Industries AG	6,743	174,435
Fraport AG Frankfurt Airport Services Worldwide (A)(B)	1,636	64,412
Fresenius Medical Care AG & Company KGaA	7,798	659,221
Fresenius SE & Company KGaA	15,294	695,488
GEA Group AG	7,004	245,409
Hannover Rueck SE	2,322	359,473
HeidelbergCement AG	5,549	339,079
Henkel AG & Company KGaA	3,884	363,265
HOCHTIEF AG	894	69,401
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Infineon Technologies AG	45,763	$1,289,874
KION Group AG	2,424	206,985
Knorr-Bremse AG	2,071	243,886
LANXESS AG	3,216	184,008
LEG Immobilien AG	2,475	352,786
Merck KGaA	4,441	647,468
METRO AG	6,304	62,781
MTU Aero Engines AG	2,072	343,479
Muenchener Rueckversicherungs-Gesellschaft AG	4,871	1,238,300
Nemetschek SE	2,010	146,914
Puma SE (A)	3,000	269,687
RWE AG	21,604	809,061
SAP SE	36,353	5,660,856
Scout24 AG (C)	3,746	326,754
Siemens AG	26,971	3,406,163
Siemens Energy AG (A)	13,486	363,657
Siemens Healthineers AG (C)	5,866	263,317
Symrise AG	4,417	610,091
TeamViewer AG (A)(B)(C)	4,526	223,223
Telefonica Deutschland Holding AG	32,281	82,503
thyssenkrupp AG (A)(B)	16,095	80,986
Uniper SE	7,281	235,026
United Internet AG	4,503	172,208
Volkswagen AG	1,264	220,928
Vonovia SE	18,519	1,269,540
Zalando SE (A)(C)	5,780	540,028
		42,993,973
Greece - 0.0%
FF Group (A)(E)	1,869	3,287
Hellenic Telecommunications Organization SA	8,503	122,463
JUMBO SA	5,651	98,940
OPAP SA	9,294	88,135
		312,825
Hong Kong - 3.0%
AIA Group, Ltd.	420,400	4,178,817
Alibaba Health Information Technology, Ltd. (A)	122,000	300,006
Alibaba Pictures Group, Ltd. (A)	500,000	74,633
ASM Pacific Technology, Ltd.	10,700	109,538
Beijing Enterprises Holdings, Ltd.	19,786	59,648
Beijing Enterprises Water Group, Ltd. (A)	198,000	77,161
BOC Hong Kong Holdings, Ltd.	132,328	350,800
Bosideng International Holdings, Ltd.	168,000	52,414
Brilliance China Automotive Holdings, Ltd.	108,000	102,067
Budweiser Brewing Company APAC, Ltd. (C)	42,500	124,306
China Education Group Holdings, Ltd.	12,000	22,078
China Everbright Environment Group, Ltd.	117,851	67,380
China Everbright, Ltd.	32,216	43,337
China Gas Holdings, Ltd.	74,000	211,766
China Jinmao Holdings Group, Ltd.	224,000	124,716
China Mengniu Dairy Company, Ltd. (A)	111,004	523,578
China Merchants Port Holdings Company, Ltd.	47,564	48,860
China Mobile, Ltd.	218,030	1,399,597
China Overseas Land & Investment, Ltd.	142,882	360,917
China Power International Development, Ltd.	88,000	16,293
China Resources Beer Holdings Company, Ltd.	59,979	368,384

91

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Resources Cement Holdings, Ltd.	88,000	$120,978
China Resources Gas Group, Ltd.	36,000	161,638
China Resources Land, Ltd.	110,964	506,087
China Resources Power Holdings Company, Ltd.	68,244	75,690
China State Construction International Holdings, Ltd.	71,250	46,739
China Taiping Insurance Holdings Company, Ltd.	60,500	92,759
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	33,622
China Unicom Hong Kong, Ltd.	215,982	141,769
CK Asset Holdings, Ltd.	92,165	452,874
CK Hutchison Holdings, Ltd.	96,663	585,754
CK Infrastructure Holdings, Ltd.	24,772	116,250
CLP Holdings, Ltd.	58,900	549,964
COSCO SHIPPING Ports, Ltd.	101,768	58,461
Dairy Farm International Holdings, Ltd.	12,000	45,355
Far East Horizon, Ltd.	89,000	72,629
Galaxy Entertainment Group, Ltd.	77,000	520,574
Geely Automobile Holdings, Ltd.	179,000	359,078
Guangdong Investment, Ltd.	123,220	195,918
Haier Electronics Group Company, Ltd.	45,000	163,599
Hang Lung Properties, Ltd.	74,326	189,425
Hang Seng Bank, Ltd.	27,319	404,725
Henderson Land Development Company, Ltd.	55,324	205,425
HK Electric Investments & HK Electric Investments, Ltd.	88,500	91,498
HKT Trust & HKT, Ltd.	145,233	192,769
Hong Kong & China Gas Company, Ltd.	381,278	553,630
Hong Kong Exchanges & Clearing, Ltd.	43,414	2,043,648
Hongkong Land Holdings, Ltd.	44,100	164,301
Hutchison China MediTech, Ltd., ADR (A)	1,900	61,370
Jardine Matheson Holdings, Ltd.	8,900	353,789
Jardine Strategic Holdings, Ltd.	8,100	160,597
Kerry Properties, Ltd.	21,438	55,135
Kingboard Holdings, Ltd.	22,500	74,439
Kingboard Laminates Holdings, Ltd.	21,500	29,758
Kunlun Energy Company, Ltd.	118,000	77,918
Lee & Man Paper Manufacturing, Ltd.	56,000	40,747
Link REIT (B)	74,944	614,120
Melco Resorts & Entertainment, Ltd., ADR	9,485	157,925
MTR Corp., Ltd.	62,605	310,703
New World Development Company, Ltd.	57,618	281,274
Nine Dragons Paper Holdings, Ltd.	81,000	102,266
Pacific Century Premium Developments, Ltd. (A)	19,643	5,180
PCCW, Ltd.	181,876	108,802
Power Assets Holdings, Ltd.	56,082	295,595
Shanghai Industrial Holdings, Ltd.	33,930	45,394
Shanghai Industrial Urban Development Group, Ltd.	6,786	653
Shenzhen International Holdings, Ltd.	35,084	55,975
Shenzhen Investment, Ltd.	124,008	36,410
Shimao Group Holdings, Ltd.	51,000	212,769
Sino Biopharmaceutical, Ltd.	373,500	408,999
Sino Land Company, Ltd.	122,951	143,940
SJM Holdings, Ltd.	83,000	98,394
SSY Group, Ltd. (B)	54,000	30,800
Sun Art Retail Group, Ltd.	86,000	95,482
Sun Hung Kai Properties, Ltd.	45,630	588,012
Swire Pacific, Ltd., Class A (B)	18,163	87,936
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Swire Properties, Ltd.	43,628	$115,596
Techtronic Industries Company, Ltd.	47,500	631,546
The Bank of East Asia, Ltd.	59,561	109,954
The Wharf Holdings, Ltd.	75,876	152,175
WH Group, Ltd. (C)	387,803	316,334
Wharf Real Estate Investment Company, Ltd.	75,876	311,020
Yuexiu Property Company, Ltd.	244,000	47,899
		22,980,361
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC (A)	12,392	67,451
OTP Bank NYRT (A)	7,225	217,463
Richter Gedeon NYRT	4,794	101,193
		386,107
India - 2.3%
Adani Ports & Special Economic Zone, Ltd.	28,084	131,782
Ambuja Cements, Ltd.	22,913	67,369
Asian Paints, Ltd.	10,113	271,832
Aurobindo Pharma, Ltd.	9,153	98,855
Avenue Supermarts, Ltd. (A)(C)	4,471	132,685
Axis Bank, Ltd. (A)	80,176	463,134
Bajaj Auto, Ltd.	2,923	114,143
Bajaj Finance, Ltd.	5,420	241,819
Bajaj Finserv, Ltd.	1,261	100,540
Bharat Forge, Ltd.	9,316	56,541
Bharat Petroleum Corp., Ltd.	27,177	129,593
Bharti Airtel, Ltd.	43,607	248,555
Bharti Infratel, Ltd.	15,904	37,651
Bosch, Ltd.	253	47,126
Britannia Industries, Ltd.	2,012	103,766
Cipla, Ltd.	12,134	127,646
Coal India, Ltd.	24,417	38,520
Dabur India, Ltd.	17,709	122,573
Divi's Laboratories, Ltd.	2,856	118,397
Dr. Reddy's Laboratories, Ltd., ADR	3,359	233,652
Eicher Motors, Ltd.	4,250	126,152
GAIL India, Ltd., GDR	9,954	70,213
Godrej Consumer Products, Ltd.	11,997	118,322
Grasim Industries, Ltd.	10,574	106,859
Havells India, Ltd.	11,177	102,449
HCL Technologies, Ltd.	37,954	417,622
Hero MotoCorp, Ltd.	4,200	179,219
Hindalco Industries, Ltd.	41,886	99,627
Hindustan Petroleum Corp., Ltd.	20,412	49,648
Hindustan Unilever, Ltd.	25,024	702,137
Housing Development Finance Corp., Ltd.	57,256	1,351,623
ICICI Bank, Ltd. (A)	82,343	396,746
ICICI Bank, Ltd., ADR (A)	47,107	463,062
ICICI Lombard General Insurance Company, Ltd. (C)	4,861	84,983
Indian Oil Corp., Ltd.	38,494	38,592
Infosys, Ltd., ADR	133,708	1,846,507
ITC, Ltd.	113,026	264,432
JSW Steel, Ltd.	33,031	123,930
Jubilant Foodworks, Ltd.	2,527	80,103
Larsen & Toubro, Ltd.	16,660	204,047
LIC Housing Finance, Ltd.	9,991	37,424
Lupin, Ltd.	7,740	105,695
Mahindra & Mahindra, Ltd., GDR	23,120	188,465
Marico, Ltd.	14,917	72,980
Maruti Suzuki India, Ltd.	3,626	331,903
Motherson Sumi Systems, Ltd.	37,306	58,061
Nestle India, Ltd.	776	167,513

92

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
NTPC, Ltd.	66,405	$76,876
Oil & Natural Gas Corp., Ltd.	90,136	84,632
Page Industries, Ltd.	194	57,009
Petronet LNG, Ltd.	21,320	63,604
Pidilite Industries, Ltd.	4,359	84,468
Piramal Enterprises, Ltd.	3,012	51,126
Power Grid Corp. of India, Ltd.	55,842	123,269
REC, Ltd.	22,831	30,686
Reliance Capital, Ltd., GDR (A)(C)	4,327	460
Reliance Industries, Ltd.	7,646	231,540
Reliance Industries, Ltd., GDR (C)	45,832	2,783,420
Shree Cement, Ltd.	276	75,770
Shriram Transport Finance Company, Ltd.	5,520	46,521
State Bank of India, GDR (A)	5,224	132,691
Sun Pharmaceutical Industries, Ltd.	29,344	199,603
Tata Consultancy Services, Ltd.	31,310	1,055,341
Tata Consumer Products, Ltd.	15,079	102,108
Tata Motors, Ltd., ADR (A)(B)	8,581	78,001
Tata Steel, Ltd., GDR	11,000	53,403
Tech Mahindra, Ltd.	18,378	197,244
Titan Company, Ltd.	10,263	166,940
Torrent Pharmaceuticals, Ltd.	1,767	67,149
UltraTech Cement, Ltd.	2,054	112,535
UltraTech Cement, Ltd., GDR	1,026	56,314
United Spirits, Ltd. (A)	10,125	70,820
UPL, Ltd.	15,099	102,932
Vedanta, Ltd., ADR	13,934	102,972
Wipro, Ltd., ADR	30,298	142,401
Zee Entertainment Enterprises, Ltd.	20,071	57,353
		17,081,681
Indonesia - 0.4%
Adaro Energy Tbk PT	315,000	24,194
Astra International Tbk PT	679,000	204,441
Bank Central Asia Tbk PT	360,900	658,789
Bank Mandiri Persero Tbk PT	715,674	239,340
Bank Negara Indonesia Persero Tbk PT	276,500	82,942
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	395,948
Charoen Pokphand Indonesia Tbk PT	276,000	105,649
Gudang Garam Tbk PT (A)	26,000	70,057
Hanjaya Mandala Sampoerna Tbk PT	362,500	34,286
Indah Kiat Pulp & Paper Corp. Tbk PT	97,300	59,062
Indocement Tunggal Prakarsa Tbk PT	53,500	37,483
Indofood CBP Sukses Makmur Tbk PT	114,400	77,542
Indofood Sukses Makmur Tbk PT	147,500	71,140
Kalbe Farma Tbk PT	855,000	89,335
Perusahaan Gas Negara Tbk PT	480,500	30,062
Semen Indonesia Persero Tbk PT	111,000	68,671
Telekomunikasi Indonesia Persero Tbk PT	1,600,100	276,279
Telekomunikasi Indonesia Persero Tbk PT, ADR	358	6,218
Unilever Indonesia Tbk PT	332,500	181,433
United Tractors Tbk PT	55,279	84,933
		2,797,804
Ireland - 0.7%
AerCap Holdings NV (A)	5,178	130,434
CRH PLC	27,337	991,282
DCC PLC	3,819	295,641
Experian PLC	31,530	1,184,726
Flutter Entertainment PLC (A)	4,435	703,876
James Hardie Industries PLC, CHESS Depositary Interest	15,679	375,854
Kerry Group PLC, Class A (London Stock Exchange)	5,738	736,876
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Kingspan Group PLC (A)	5,492	$499,472
Smurfit Kappa Group PLC	8,017	314,096
		5,232,257
Isle of Man - 0.0%
GVC Holdings PLC (A)	22,751	284,940
Israel - 0.3%
Azrieli Group, Ltd.	1,424	63,575
Bank Hapoalim BM	35,772	191,128
Bank Leumi Le-Israel BM	54,437	239,652
Check Point Software Technologies, Ltd. (A)	4,016	483,285
CyberArk Software, Ltd. (A)	1,300	134,446
Elbit Systems, Ltd.	787	95,531
ICL Group, Ltd.	16,931	59,827
Israel Discount Bank, Ltd., Class A	41,515	111,995
Mizrahi Tefahot Bank, Ltd.	5,543	98,321
Nice, Ltd. (A)	1,954	443,020
Teva Pharmaceutical Industries, Ltd. (A)	33,126	299,627
Wix.com, Ltd. (A)	1,600	407,760
		2,628,167
Italy - 1.3%
Assicurazioni Generali SpA	42,969	605,627
Atlantia SpA (A)	19,839	310,706
DiaSorin SpA	876	176,245
Enel SpA	290,158	2,517,401
Eni SpA (B)	89,209	697,268
Ferrari NV	4,799	880,712
FinecoBank Banca Fineco SpA (A)	25,319	348,739
Infrastrutture Wireless Italiane SpA (B)(C)	8,355	92,175
Intesa Sanpaolo SpA (A)	577,542	1,086,605
Leonardo SpA	15,427	90,104
Mediobanca Banca di Credito Finanziario SpA	22,013	172,493
Moncler SpA (A)	6,366	260,508
Nexi SpA (A)(C)	10,927	219,003
Pirelli & C. SpA (A)(B)(C)	14,232	60,981
Poste Italiane SpA (C)	21,903	194,101
Prysmian SpA	8,366	242,847
Recordati Industria Chimica e Farmaceutica SpA	4,564	233,792
Snam SpA	82,226	422,872
Telecom Italia SpA	387,741	155,409
Telecom Italia SpA, Savings Shares	233,394	94,239
Terna Rete Elettrica Nazionale SpA	57,217	400,338
UniCredit SpA (A)	78,343	647,291
		9,909,456
Japan - 16.5%
ABC-Mart, Inc.	1,400	72,893
Acom Company, Ltd. (B)	18,200	79,168
Advantest Corp.	7,300	355,076
Aeon Company, Ltd.	22,700	610,649
Aeon Mall Company, Ltd.	3,300	46,388
AGC, Inc.	6,500	191,031
Air Water, Inc.	5,000	67,624
Aisin Seiki Company, Ltd.	6,200	198,364
Ajinomoto Company, Inc.	16,300	334,069
Alfresa Holdings Corp.	6,700	146,749
Amada Company, Ltd.	12,000	112,257
ANA Holdings, Inc. (A)(B)	4,100	94,835
Aozora Bank, Ltd. (B)	3,900	64,758
Asahi Group Holdings, Ltd.	13,400	467,025
Asahi Intecc Company, Ltd.	7,000	220,001
Asahi Kasei Corp.	43,300	377,733

93

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Astellas Pharma, Inc.	64,600	$962,966
Bandai Namco Holdings, Inc.	6,899	505,490
Benesse Holdings, Inc.	2,400	61,773
Bridgestone Corp.	18,700	591,091
Brother Industries, Ltd.	8,700	138,394
Calbee, Inc.	2,900	95,520
Canon, Inc.	35,600	590,481
Casio Computer Company, Ltd. (B)	6,700	108,488
Central Japan Railway Company	5,100	731,033
Chubu Electric Power Company, Inc.	22,000	267,596
Chugai Pharmaceutical Company, Ltd.	23,300	1,045,599
Coca-Cola Bottlers Japan Holdings, Inc.	4,700	78,678
Concordia Financial Group, Ltd.	39,100	135,997
Cosmos Pharmaceutical Corp.	300	52,281
CyberAgent, Inc.	3,600	222,306
Dai Nippon Printing Company, Ltd.	8,400	170,266
Daicel Corp.	10,034	72,321
Daifuku Company, Ltd.	3,500	353,281
Dai-ichi Life Holdings, Inc.	37,400	527,727
Daiichi Sankyo Company, Ltd.	59,100	1,814,238
Daikin Industries, Ltd.	8,600	1,589,059
Daito Trust Construction Company, Ltd.	2,300	203,883
Daiwa House Industry Company, Ltd.	19,700	505,252
Daiwa House REIT Investment Corp.	78	199,031
Daiwa Securities Group, Inc.	54,400	228,802
Denso Corp.	15,000	657,476
Dentsu Group, Inc.	7,500	221,374
Disco Corp.	1,000	244,505
East Japan Railway Company	10,400	639,587
Eisai Company, Ltd.	8,800	803,724
Electric Power Development Company, Ltd.	5,200	80,206
ENEOS Holdings, Inc. (B)	109,211	389,650
FamilyMart Company, Ltd.	6,200	139,718
FANUC Corp.	6,700	1,285,834
Fast Retailing Company, Ltd.	2,000	1,256,843
Fuji Electric Company, Ltd.	4,600	145,823
FUJIFILM Holdings Corp.	12,500	616,148
Fujitsu, Ltd.	6,800	929,000
Fukuoka Financial Group, Inc.	5,800	97,486
GLP J-REIT	127	195,464
GMO Payment Gateway, Inc.	1,500	160,684
Hakuhodo DY Holdings, Inc.	9,300	120,262
Hamamatsu Photonics KK	4,800	242,576
Hankyu Hanshin Holdings, Inc.	8,400	270,053
Hikari Tsushin, Inc.	800	190,871
Hino Motors, Ltd.	10,000	64,887
Hirose Electric Company, Ltd.	1,223	158,018
Hisamitsu Pharmaceutical Company, Inc.	2,000	102,250
Hitachi Construction Machinery Company, Ltd. (B)	4,100	148,575
Hitachi Metals, Ltd.	7,400	114,109
Hitachi, Ltd.	33,600	1,137,678
Honda Motor Company, Ltd.	56,900	1,351,221
Hoshizaki Corp.	1,900	151,613
Hoya Corp.	13,000	1,467,912
Hulic Company, Ltd.	10,700	100,400
Idemitsu Kosan Company, Ltd.	7,206	153,854
Iida Group Holdings Company, Ltd.	5,000	101,198
Inpex Corp.	36,700	196,939
Isetan Mitsukoshi Holdings, Ltd. (B)	12,219	64,869
Isuzu Motors, Ltd.	19,000	166,170
Ito En, Ltd.	1,900	135,505
ITOCHU Corp. (B)	46,500	1,190,672
Itochu Techno-Solutions Corp.	3,400	128,981
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Airlines Company, Ltd. (A)	4,000	$74,607
Japan Airport Terminal Company, Ltd. (B)	1,500	66,454
Japan Exchange Group, Inc.	18,100	507,312
Japan Post Bank Company, Ltd.	14,000	109,197
Japan Post Holdings Company, Ltd.	54,300	370,275
Japan Post Insurance Company, Ltd.	8,300	130,686
Japan Prime Realty Investment Corp.	28	86,873
Japan Real Estate Investment Corp.	47	240,289
Japan Retail Fund Investment Corp.	93	143,873
Japan Tobacco, Inc.	42,700	779,010
JFE Holdings, Inc. (A)	18,300	128,133
JGC Holdings Corp.	7,000	72,605
JSR Corp.	6,500	154,493
JTEKT Corp.	7,300	57,260
Kajima Corp.	16,500	198,796
Kakaku.com, Inc.	5,000	131,820
Kamigumi Company, Ltd.	4,500	88,674
Kansai Paint Company, Ltd.	7,000	173,985
Kao Corp.	16,700	1,253,682
Kawasaki Heavy Industries, Ltd. (A)	5,000	67,546
KDDI Corp.	56,000	1,408,487
Keihan Holdings Company, Ltd.	3,400	141,174
Keikyu Corp. (B)	8,900	136,987
Keio Corp.	3,700	229,052
Keisei Electric Railway Company, Ltd.	4,800	135,571
Keyence Corp.	6,296	2,943,250
Kikkoman Corp.	5,200	288,464
Kintetsu Group Holdings Company, Ltd.	6,200	264,593
Kirin Holdings Company, Ltd.	29,300	550,330
Kobayashi Pharmaceutical Company, Ltd.	1,800	173,927
Kobe Bussan Company, Ltd.	2,100	115,649
Koito Manufacturing Company, Ltd.	4,000	204,103
Komatsu, Ltd.	30,600	672,069
Konami Holdings Corp. (B)	3,700	160,056
Kose Corp.	1,200	146,925
Kubota Corp.	36,900	661,146
Kuraray Company, Ltd.	11,000	106,728
Kurita Water Industries, Ltd.	3,500	115,740
Kyocera Corp.	11,400	652,725
Kyowa Kirin Company, Ltd.	9,473	269,572
Kyushu Electric Power Company, Inc.	13,100	118,858
Kyushu Railway Company	5,700	121,869
Lasertec Corp.	2,600	213,717
Lawson, Inc.	1,900	90,597
LINE Corp. (A)	2,600	132,344
Lion Corp.	8,000	164,233
LIXIL Group Corp.	10,300	208,187
M3, Inc.	15,400	952,586
Makita Corp.	7,800	373,303
Marubeni Corp.	57,400	325,883
Marui Group Company, Ltd. (B)	7,600	145,839
Maruichi Steel Tube, Ltd.	2,300	57,581
Mazda Motor Corp.	20,300	119,075
McDonald's Holdings Company Japan, Ltd.	2,600	126,459
Mebuki Financial Group, Inc.	29,510	66,964
Medipal Holdings Corp.	6,090	122,119
MEIJI Holdings Company, Ltd.	4,100	313,182
Mercari, Inc. (A)	3,000	138,640
MINEBEA MITSUMI, Inc.	12,500	238,103
MISUMI Group, Inc.	9,800	274,762
Mitsubishi Chemical Holdings Corp.	46,900	270,725
Mitsubishi Corp.	46,400	1,110,601

94

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Electric Corp.	63,000	$854,860
Mitsubishi Estate Company, Ltd.	41,300	625,596
Mitsubishi Gas Chemical Company, Inc.	5,814	108,161
Mitsubishi Heavy Industries, Ltd.	11,700	259,046
Mitsubishi Materials Corp.	3,900	76,856
Mitsubishi Motors Corp. (A)	24,700	54,541
Mitsubishi UFJ Financial Group, Inc.	427,000	1,704,105
Mitsubishi UFJ Lease & Finance Company, Ltd.	17,600	81,776
Mitsui & Company, Ltd.	56,600	972,548
Mitsui Chemicals, Inc.	6,800	164,354
Mitsui Fudosan Company, Ltd.	31,400	546,413
Miura Company, Ltd.	3,100	152,052
Mizuho Financial Group, Inc.	83,210	1,038,600
MonotaRO Company, Ltd.	4,500	223,519
MS&AD Insurance Group Holdings, Inc.	15,500	417,620
Murata Manufacturing Company, Ltd.	19,800	1,287,538
Nabtesco Corp.	3,900	141,595
Nagoya Railroad Company, Ltd.	6,700	183,676
NEC Corp.	8,800	514,745
Nexon Company, Ltd.	16,800	419,055
NGK Insulators, Ltd.	9,000	128,506
NGK Spark Plug Company, Ltd.	6,300	110,000
NH Foods, Ltd.	3,119	139,416
Nidec Corp.	15,400	1,444,180
Nihon M&A Center, Inc.	5,200	297,489
Nikon Corp. (B)	12,400	83,671
Nintendo Company, Ltd.	3,900	2,210,096
Nippon Building Fund, Inc.	48	271,679
Nippon Express Company, Ltd.	2,500	145,883
Nippon Paint Holdings Company, Ltd.	5,200	535,321
Nippon Prologis REIT, Inc.	66	222,570
Nippon Shinyaku Company, Ltd.	1,700	139,968
Nippon Steel Corp. (A)	27,900	263,388
Nippon Telegraph & Telephone Corp.	44,400	906,501
Nippon Yusen KK	5,500	95,430
Nissan Chemical Corp.	4,600	245,226
Nissan Motor Company, Ltd. (A)	85,000	300,611
Nisshin Seifun Group, Inc.	7,400	117,446
Nissin Foods Holdings Company, Ltd.	2,200	206,685
Nitori Holdings Company, Ltd.	2,800	580,865
Nitto Denko Corp.	5,400	351,803
Nomura Holdings, Inc.	109,800	501,778
Nomura Real Estate Holdings, Inc.	4,500	85,640
Nomura Real Estate Master Fund, Inc.	151	189,168
Nomura Research Institute, Ltd.	11,146	328,188
NSK, Ltd.	13,215	101,152
NTT Data Corp.	22,500	287,940
NTT DOCOMO, Inc.	39,200	1,440,448
Obayashi Corp.	22,500	205,409
Obic Company, Ltd.	2,200	386,898
Odakyu Electric Railway Company, Ltd.	10,900	274,003
Oji Holdings Corp.	30,000	137,852
Olympus Corp.	40,700	846,387
Omron Corp.	6,600	516,028
Ono Pharmaceutical Company, Ltd.	12,500	393,173
Oracle Corp. Japan	1,500	161,965
Oriental Land Company, Ltd.	6,900	967,692
ORIX Corp.	45,600	569,556
Orix JREIT, Inc.	97	149,246
Osaka Gas Company, Ltd.	13,800	268,673
Otsuka Corp.	3,800	194,185
Otsuka Holdings Company, Ltd.	13,600	576,168
Pan Pacific International Holdings Corp.	15,000	349,324
Panasonic Corp.	77,100	656,744
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Park24 Company, Ltd.	4,100	$66,566
PeptiDream, Inc. (A)	3,300	154,865
Persol Holdings Company, Ltd.	6,200	101,272
Pigeon Corp.	4,100	183,193
Pola Orbis Holdings, Inc.	3,200	60,337
Rakuten, Inc.	29,700	320,254
Recruit Holdings Company, Ltd.	44,300	1,759,390
Renesas Electronics Corp. (A)	29,900	219,455
Resona Holdings, Inc.	78,000	265,733
Ricoh Company, Ltd. (B)	24,000	162,005
Rinnai Corp.	1,200	117,050
Rohm Company, Ltd.	3,000	231,930
Ryohin Keikaku Company, Ltd.	9,000	149,548
Santen Pharmaceutical Company, Ltd.	12,500	255,573
SBI Holdings, Inc.	8,213	212,814
SCSK Corp.	1,800	100,708
Secom Company, Ltd.	7,300	668,063
Sega Sammy Holdings, Inc.	6,900	84,097
Seibu Holdings, Inc.	7,100	76,454
Seiko Epson Corp. (B)	9,600	110,402
Sekisui Chemical Company, Ltd.	13,400	214,337
Sekisui House, Ltd.	21,400	379,224
Seven & i Holdings Company, Ltd.	26,000	807,823
Seven Bank, Ltd. (B)	20,400	49,440
SG Holdings Company, Ltd.	5,100	265,372
Sharp Corp. (B)	7,400	92,050
Shimadzu Corp.	8,000	243,491
Shimamura Company, Ltd.	700	68,001
Shimano, Inc.	2,600	513,227
Shimizu Corp.	21,600	162,608
Shin-Etsu Chemical Company, Ltd.	12,400	1,622,594
Shinsei Bank, Ltd.	6,900	85,196
Shionogi & Company, Ltd.	9,200	492,423
Shiseido Company, Ltd.	14,200	822,038
Showa Denko KK	4,800	88,103
SMC Corp.	2,000	1,115,673
Softbank Corp.	97,600	1,090,616
SoftBank Group Corp.	54,100	3,347,415
Sohgo Security Services Company, Ltd.	2,900	138,145
Sompo Holdings, Inc.	11,600	400,469
Sony Corp.	43,800	3,356,921
Square Enix Holdings Company, Ltd.	3,400	225,017
Stanley Electric Company, Ltd.	5,300	152,741
Subaru Corp.	21,200	411,553
SUMCO Corp.	8,200	115,695
Sumitomo Chemical Company, Ltd.	56,000	185,359
Sumitomo Corp.	41,300	497,851
Sumitomo Dainippon Pharma Company, Ltd.	5,300	69,840
Sumitomo Electric Industries, Ltd.	26,200	294,942
Sumitomo Heavy Industries, Ltd.	4,002	93,110
Sumitomo Metal Mining Company, Ltd.	8,500	263,621
Sumitomo Mitsui Financial Group, Inc.	45,300	1,266,625
Sumitomo Mitsui Trust Holdings, Inc.	11,000	292,642
Sumitomo Realty & Development Company, Ltd.	10,700	316,754
Sumitomo Rubber Industries, Ltd.	7,100	65,953
Sundrug Company, Ltd.	2,400	90,468
Suntory Beverage & Food, Ltd.	5,000	187,767
Suzuken Company, Ltd.	2,640	100,700
Suzuki Motor Corp.	12,800	548,325
Sysmex Corp.	5,800	554,956
T&D Holdings, Inc.	19,900	196,181
Taiheiyo Cement Corp.	4,200	107,241
Taisei Corp.	6,600	223,391

95

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	$79,028
Taiyo Nippon Sanso Corp.	4,600	70,730
Takeda Pharmaceutical Company, Ltd.	53,876	1,925,686
TDK Corp.	4,500	491,368
Teijin, Ltd.	6,400	99,254
Terumo Corp.	22,300	887,868
The Bank of Kyoto, Ltd.	1,900	91,865
The Chiba Bank, Ltd.	21,600	119,183
The Chugoku Electric Power Company, Inc. (B)	10,000	125,028
The Kansai Electric Power Company, Inc.	24,300	235,513
The Shizuoka Bank, Ltd.	17,000	117,405
The Yokohama Rubber Company, Ltd.	5,000	71,177
THK Company, Ltd.	4,200	105,695
TIS, Inc.	7,800	165,672
Tobu Railway Company, Ltd.	6,800	210,132
Toho Company, Ltd.	4,067	167,677
Toho Gas Company, Ltd. (B)	2,800	138,546
Tohoku Electric Power Company, Inc.	16,600	166,367
Tokio Marine Holdings, Inc.	21,900	958,225
Tokyo Century Corp. (B)	1,500	81,759
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	138,609
Tokyo Electron, Ltd.	5,200	1,358,525
Tokyo Gas Company, Ltd.	13,900	317,205
Tokyu Corp.	17,900	232,313
Tokyu Fudosan Holdings Corp.	19,400	83,802
Toppan Printing Company, Ltd.	10,300	145,590
Toray Industries, Inc.	50,800	232,410
Toshiba Corp.	13,400	341,828
Tosoh Corp.	9,300	150,995
TOTO, Ltd.	5,400	248,828
Toyo Suisan Kaisha, Ltd.	3,100	163,699
Toyoda Gosei Company, Ltd.	2,466	56,622
Toyota Industries Corp.	5,200	329,273
Toyota Motor Corp.	73,180	4,856,958
Toyota Tsusho Corp.	7,900	222,198
Trend Micro, Inc.	4,600	280,318
Tsuruha Holdings, Inc.	1,300	184,297
Unicharm Corp.	14,000	626,126
United Urban Investment Corp.	114	126,854
USS Company, Ltd.	7,770	139,032
Welcia Holdings Company, Ltd.	3,400	149,447
West Japan Railway Company	6,000	296,450
Yakult Honsha Company, Ltd.	4,243	235,593
Yamada Denki Company, Ltd.	22,400	111,707
Yamaha Corp.	4,700	225,416
Yamaha Motor Company, Ltd.	10,100	146,760
Yamato Holdings Company, Ltd.	11,000	289,767
Yamazaki Baking Company, Ltd.	4,000	69,724
Yaskawa Electric Corp.	8,300	324,722
Yokogawa Electric Corp.	7,886	125,242
Z Holdings Corp.	94,400	630,538
ZOZO, Inc.	2,800	78,133
		124,563,826
Jordan - 0.0%
Hikma Pharmaceuticals PLC	5,062	169,665
Luxembourg - 0.1%
ArcelorMittal SA (A)(B)	24,275	322,940
Aroundtown SA (A)	37,519	188,341
Eurofins Scientific SE (A)	430	340,634
Reinet Investments SCA	5,229	90,314
SES SA	14,498	102,638
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Tenaris SA	16,418	$81,796
		1,126,663
Macau - 0.1%
Sands China, Ltd.	89,600	347,309
Wynn Macau, Ltd. (A)(B)	61,415	98,559
		445,868
Malaysia - 0.5%
AMMB Holdings BHD	59,087	42,771
Axiata Group BHD	101,690	72,427
CIMB Group Holdings BHD	188,437	139,939
Dialog Group BHD	166,000	152,320
DiGi.Com BHD	110,800	107,706
Gamuda BHD	73,538	61,879
Genting BHD	72,900	55,945
Genting Malaysia BHD	105,700	52,991
Genting Plantations BHD	15,000	35,769
HAP Seng Consolidated BHD	30,200	52,015
Hartalega Holdings BHD	60,200	235,785
Hong Leong Bank BHD	23,269	84,432
Hong Leong Financial Group BHD	6,104	21,065
IHH Healthcare BHD	108,100	135,632
IOI Corp. BHD	114,466	123,010
Kuala Lumpur Kepong BHD	17,415	95,432
Malayan Banking BHD	122,385	212,902
Malaysia Airports Holdings BHD	34,427	39,538
Maxis BHD	67,200	82,276
MISC BHD	26,280	47,550
Nestle Malaysia BHD	2,800	95,328
Petronas Chemicals Group BHD	99,800	135,221
Petronas Dagangan BHD	12,200	58,008
Petronas Gas BHD	21,200	84,064
PPB Group BHD	21,240	97,250
Press Metal Aluminium Holdings BHD	60,400	74,906
Public Bank BHD	97,378	368,299
RHB Bank BHD	29,167	32,116
Sime Darby BHD	108,224	64,995
Sime Darby Plantation BHD	108,224	131,802
Supermax Corp. BHD (A)	52,000	105,967
Telekom Malaysia BHD	42,705	42,540
Tenaga Nasional BHD	101,250	256,206
YTL Corp. BHD	156,867	25,546
		3,423,632
Mexico - 0.5%
Alfa SAB de CV, Class A	108,680	67,337
America Movil SAB de CV, Series L	1,171,132	731,444
Arca Continental SAB de CV	16,000	68,967
Cemex SAB de CV	521,849	198,011
Coca-Cola Femsa SAB de CV (B)	15,212	61,669
Fibra Uno Administracion SA de CV	90,200	71,225
Fomento Economico Mexicano SAB de CV	66,720	374,765
Gruma SAB de CV, Class B	7,685	85,047
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	9,700	77,823
Grupo Aeroportuario del Sureste SAB de CV, B Shares (A)(B)	5,780	67,076
Grupo Bimbo SAB de CV, Series A	58,984	109,744
Grupo Carso SAB de CV, Series A1	9,477	19,308
Grupo Financiero Banorte SAB de CV, Series O (A)	92,962	321,162
Grupo Financiero Inbursa SAB de CV, Series O (A)	86,738	67,040
Grupo Mexico SAB de CV, Series B	115,366	293,639
Grupo Televisa SAB (A)(B)	87,126	107,688

96

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Industrias Penoles SAB de CV	4,883	$78,715
Infraestructura Energetica Nova SAB de CV (B)	18,000	54,135
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	69,177
Orbia Advance Corp. SAB de CV	37,631	65,658
Promotora y Operadora de Infraestructura SAB de CV (A)	5,800	40,791
Wal-Mart de Mexico SAB de CV	186,488	446,242
		3,476,663
Netherlands - 2.8%
ABN AMRO Bank NV (C)	15,368	128,470
Adyen NV (A)(C)	629	1,160,187
Aegon NV (B)	75,157	194,531
Akzo Nobel NV	5,217	527,288
Altice Europe NV (A)	24,935	118,719
Argenx SE (A)	1,553	410,253
ASML Holding NV	14,772	5,456,411
EXOR NV	3,992	216,698
Heineken Holding NV	4,217	328,625
Heineken NV	9,090	809,258
ING Groep NV (A)	127,050	906,744
Just Eat Takeaway.com NV (A)(C)	4,000	447,790
Koninklijke Ahold Delhaize NV	31,998	945,800
Koninklijke DSM NV	6,138	1,010,515
Koninklijke KPN NV	143,262	336,140
Koninklijke Philips NV (A)	29,320	1,384,473
Koninklijke Vopak NV	2,830	159,284
NN Group NV	13,020	488,041
Prosus NV (A)	15,743	1,453,130
QIAGEN NV (A)	8,350	433,913
Randstad NV (A)	4,395	229,181
Royal Dutch Shell PLC, A Shares	142,588	1,779,982
Royal Dutch Shell PLC, B Shares	128,654	1,560,201
Wolters Kluwer NV	8,243	703,152
		21,188,786
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)	26,028	264,900
Auckland International Airport, Ltd.	36,599	177,648
Fisher & Paykel Healthcare Corp., Ltd.	19,921	439,668
Meridian Energy, Ltd.	43,320	142,474
Ryman Healthcare, Ltd.	12,940	121,570
Spark New Zealand, Ltd.	63,312	197,553
		1,343,813
Norway - 0.4%
Adevinta ASA (A)	8,335	143,279
DNB ASA	35,015	487,781
Equinor ASA	35,722	506,097
Gjensidige Forsikring ASA	6,934	140,724
Mowi ASA	14,928	265,597
Norsk Hydro ASA (A)	48,185	133,002
Orkla ASA	29,206	294,761
Schibsted ASA, B Shares (A)	3,512	139,917
Telenor ASA	26,898	451,584
Yara International ASA	6,981	268,627
		2,831,369
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	98,542
Credicorp, Ltd.	2,434	301,792
Southern Copper Corp.	2,874	130,106
		530,440
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	81,308
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Aboitiz Power Corp.	72,200	$38,096
Ayala Corp.	8,920	127,545
Ayala Land, Inc.	253,800	156,203
Bank of the Philippine Islands	34,118	45,175
BDO Unibank, Inc.	77,140	137,647
Globe Telecom, Inc.	970	41,606
GT Capital Holdings, Inc.	3,464	27,724
JG Summit Holdings, Inc.	85,100	106,027
Jollibee Foods Corp.	18,900	56,660
Manila Electric Company	8,090	45,356
Megaworld Corp. (A)	564,000	34,619
Metro Pacific Investments Corp.	509,100	36,786
Metropolitan Bank & Trust Company	65,642	51,969
PLDT, Inc.	3,730	102,505
SM Investments Corp.	8,302	151,406
SM Prime Holdings, Inc.	311,044	189,555
Universal Robina Corp.	30,280	83,979
		1,514,166
Poland - 0.2%
Bank Polska Kasa Opieki SA (A)	5,522	71,931
CD Projekt SA (A)	2,349	254,345
Cyfrowy Polsat SA (A)	6,360	44,513
Dino Polska SA (A)(C)	1,719	101,121
Grupa Lotos SA	3,293	29,373
KGHM Polska Miedz SA (A)	5,681	173,849
LPP SA (A)	42	71,375
mBank SA (A)	525	22,665
Orange Polska SA (A)	26,179	46,332
PGE Polska Grupa Energetyczna SA (A)	26,654	44,260
Polski Koncern Naftowy ORLEN SA	11,432	135,676
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	82,350
Powszechna Kasa Oszczednosci Bank Polski SA (A)	32,873	180,421
Powszechny Zaklad Ubezpieczen SA (A)	23,000	147,594
Santander Bank Polska SA (A)	1,219	44,949
		1,450,754
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	451,475
Galp Energia SGPS SA	18,673	173,202
Jeronimo Martins SGPS SA	7,332	117,902
		742,579
Romania - 0.0%
NEPI Rockcastle PLC	15,018	61,876
Russia - 0.8%
Gazprom PJSC, ADR	251,662	1,097,246
Gazprom PJSC, ADR (London Stock Exchange)	3,680	16,015
LUKOIL PJSC, ADR	23,756	1,363,832
MMC Norilsk Nickel PJSC, ADR	39,185	946,318
Mobile TeleSystems PJSC, ADR	20,264	176,905
Novatek PJSC, GDR	3,057	418,456
Rosneft Oil Company PJSC, GDR	30,000	147,366
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	9,131	44,853
Sberbank of Russia PJSC, ADR (A)	40,000	466,800
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)	34,900	409,742
Severstal PAO, GDR	4,250	53,959
Surgutneftegas PJSC, ADR	22,274	110,034
Surgutneftegas PJSC, ADR (London Stock Exchange)	23,070	101,585
Tatneft PJSC, ADR	7,986	281,753

97

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
VTB Bank PJSC, GDR (A)	50,760	$42,318
		5,677,182
Saudi Arabia - 0.8%
Advanced Petrochemical Company	3,771	59,530
Al Rajhi Bank	43,550	763,319
Alinma Bank (A)	34,699	151,413
Almarai Company JSC	8,852	125,179
Arab National Bank	21,244	115,300
Bank AlBilad	13,065	84,357
Bank Al-Jazira	14,284	53,469
Banque Saudi Fransi	19,205	165,994
Bupa Arabia for Cooperative Insurance Company (A)	981	32,162
Dar Al Arkan Real Estate Development Company (A)	18,814	47,117
Emaar Economic City (A)	13,598	36,525
Etihad Etisalat Company (A)	13,413	102,268
Jarir Marketing Company	2,090	104,633
National Commercial Bank	42,661	423,775
National Industrialization Company (A)	11,652	41,328
Rabigh Refining & Petrochemical Company (A)	7,786	32,480
Riyad Bank	42,488	211,749
Sahara International Petrochemical Company	12,775	56,362
Samba Financial Group	34,840	250,593
Saudi Airlines Catering Company	1,428	31,401
Saudi Arabian Fertilizer Company	5,901	129,122
Saudi Arabian Mining Company (A)	15,250	170,520
Saudi Arabian Oil Company (C)	76,487	732,511
Saudi Basic Industries Corp.	26,663	629,708
Saudi Cement Company	2,665	41,369
Saudi Electricity Company	29,505	135,473
Saudi Industrial Investment Group	7,839	48,717
Saudi Kayan Petrochemical Company (A)	26,130	81,645
Saudi Telecom Company	20,888	560,115
The Company for Cooperative Insurance (A)	2,178	50,620
The Saudi British Bank	25,464	171,972
The Savola Group	9,302	119,236
Yanbu National Petrochemical Company	7,999	125,416
		5,885,378
Singapore - 0.7%
Ascendas Real Estate Investment Trust	113,599	271,835
BOC Aviation, Ltd. (C)	7,400	50,706
CapitaLand Commercial Trust	82,786	100,382
CapitaLand Mall Trust	90,402	128,665
CapitaLand, Ltd.	93,902	187,744
City Developments, Ltd.	16,600	93,449
DBS Group Holdings, Ltd.	64,118	942,621
Genting Singapore, Ltd.	226,200	111,657
Jardine Cycle & Carriage, Ltd.	4,152	55,112
Keppel Corp., Ltd.	55,069	180,389
Mapletree Commercial Trust	74,500	107,025
Mapletree Logistics Trust	92,600	139,480
Oversea-Chinese Banking Corp., Ltd.	122,325	760,707
Singapore Airlines, Ltd.	57,850	148,043
Singapore Exchange, Ltd.	28,000	188,851
Singapore Technologies Engineering, Ltd.	54,000	137,609
Singapore Telecommunications, Ltd.	294,940	461,603
Suntec Real Estate Investment Trust	103,300	110,758
United Overseas Bank, Ltd.	40,908	576,279
UOL Group, Ltd.	20,239	99,448
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Venture Corp., Ltd.	9,700	$137,730
Wilmar International, Ltd.	72,000	233,773
		5,223,866
South Africa - 1.0%
Absa Group, Ltd.	25,092	132,951
Anglo American Platinum, Ltd.	1,548	107,176
AngloGold Ashanti, Ltd.	14,430	377,484
Aspen Pharmacare Holdings, Ltd. (A)	14,246	101,703
Bid Corp., Ltd.	11,078	170,438
Capitec Bank Holdings, Ltd.	1,928	118,748
Clicks Group, Ltd.	9,143	121,040
Discovery, Ltd.	16,606	126,085
Exxaro Resources, Ltd.	8,997	66,656
FirstRand, Ltd.	178,134	437,118
Gold Fields, Ltd.	29,492	360,794
Growthpoint Properties, Ltd.	106,448	77,810
Harmony Gold Mining Company, Ltd. (A)	18,873	99,907
Impala Platinum Holdings, Ltd.	29,527	256,552
Kumba Iron Ore, Ltd.	2,928	86,494
Life Healthcare Group Holdings, Ltd.	60,966	61,978
Momentum Metropolitan Holdings	19,936	18,404
Mr. Price Group, Ltd.	8,969	70,330
MTN Group, Ltd.	59,164	198,503
MultiChoice Group	15,717	90,788
Naspers, Ltd., N Shares	15,480	2,734,138
Nedbank Group, Ltd.	13,031	77,978
Old Mutual, Ltd. (B)	182,601	112,060
Rand Merchant Investment Holdings, Ltd.	32,688	56,501
Remgro, Ltd.	20,519	114,682
Sanlam, Ltd.	63,976	197,193
Sasol, Ltd. (A)	19,396	149,133
Shoprite Holdings, Ltd.	16,492	134,530
Sibanye Stillwater, Ltd.	83,867	232,763
Standard Bank Group, Ltd.	46,838	300,829
The Bidvest Group, Ltd.	11,166	91,679
The SPAR Group, Ltd.	5,706	64,614
Tiger Brands, Ltd.	6,286	71,453
Vodacom Group, Ltd.	19,298	141,518
Woolworths Holdings, Ltd.	33,746	70,781
		7,630,811
South Korea - 3.2%
Alteogen, Inc. (A)	633	97,129
Amorepacific Corp.	1,183	164,923
AMOREPACIFIC Group	770	32,086
BGF retail Company, Ltd.	279	29,507
BNK Financial Group, Inc.	8,021	34,705
Celltrion Healthcare Company, Ltd. (A)	1,513	113,493
Celltrion, Inc. (A)	3,295	724,782
Cheil Worldwide, Inc.	1,346	24,111
CJ CheilJedang Corp.	285	96,198
CJ Corp.	456	31,664
CJ ENM Company, Ltd.	398	48,404
CJ Logistics Corp. (A)	392	59,438
Coway Company, Ltd. (A)	1,652	112,355
Daelim Industrial Company, Ltd.	877	57,964
DB Insurance Company, Ltd.	1,810	69,951
Doosan Bobcat, Inc.	1,853	42,774
E-MART, Inc.	672	81,192
Fila Holdings Corp.	1,753	54,781
GS Engineering & Construction Corp.	1,468	30,238
GS Holdings Corp.	2,038	53,958
GS Retail Company, Ltd.	966	27,685
Hana Financial Group, Inc.	10,757	258,416

98

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hankook Tire & Technology Company, Ltd.	2,560	$68,984
Hanmi Pharm Company, Ltd.	227	53,070
Hanon Systems	4,656	49,166
Hanwha Corp.	1,420	30,532
Hanwha Solutions Corp.	3,579	117,400
HLB, Inc. (A)	1,351	119,095
Hotel Shilla Company, Ltd.	1,190	77,070
Hyundai Engineering & Construction Company, Ltd.	2,649	68,764
Hyundai Glovis Company, Ltd.	539	66,273
Hyundai Heavy Industries Holdings Company, Ltd.	311	57,821
Hyundai Marine & Fire Insurance Company, Ltd.	2,650	50,695
Hyundai Mobis Company, Ltd.	2,332	457,501
Hyundai Motor Company	5,152	784,754
Hyundai Steel Company	2,875	60,420
Industrial Bank of Korea	9,029	61,678
Kakao Corp.	1,792	557,229
Kangwon Land, Inc.	4,000	73,540
KB Financial Group, Inc.	13,089	421,466
KB Financial Group, Inc., ADR	743	23,865
Kia Motors Corp.	8,934	358,271
Korea Aerospace Industries, Ltd.	1,710	33,164
Korea Electric Power Corp. (A)	6,370	110,991
Korea Electric Power Corp., ADR (A)	4,277	37,253
Korea Gas Corp.	1,166	24,479
Korea Investment Holdings Company, Ltd.	1,170	72,311
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,465	103,321
Korea Zinc Company, Ltd.	293	94,564
Korean Air Lines Company, Ltd. (A)	2,241	36,023
KT&G Corp.	4,020	283,901
Kumho Petrochemical Company, Ltd.	614	57,601
LG Chem, Ltd.	1,568	875,210
LG Corp.	3,377	214,419
LG Display Company, Ltd. (A)	7,650	100,216
LG Display Company, Ltd., ADR (A)(B)	2,417	15,783
LG Electronics, Inc.	3,460	271,032
LG Household & Health Care, Ltd.	322	397,366
LG Innotek Company, Ltd.	505	66,644
LG Uplus Corp.	3,050	29,965
Lotte Chemical Corp.	562	94,216
Lotte Corp.	819	19,957
Lotte Shopping Company, Ltd.	366	24,538
Meritz Securities Company, Ltd.	10,983	30,437
Mirae Asset Daewoo Company, Ltd.	10,204	73,829
NAVER Corp.	4,289	1,089,926
NCSoft Corp.	565	389,360
Netmarble Corp. (A)(C)	739	104,552
NH Investment & Securities Company, Ltd.	3,944	30,800
Orion Corp.	817	91,546
Ottogi Corp.	43	20,911
Pan Ocean Company, Ltd. (A)	11,652	33,925
Pearl Abyss Corp. (A)	204	35,131
POSCO	2,553	427,407
POSCO Chemical Company, Ltd.	847	60,558
Posco International Corp.	1,626	18,567
S-1 Corp.	608	45,590
Samsung Biologics Company, Ltd. (A)(C)	550	324,246
Samsung C&T Corp.	2,732	245,179
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Card Company, Ltd.	998	$24,095
Samsung Electro-Mechanics Company, Ltd.	1,863	220,783
Samsung Electronics Company, Ltd.	164,510	8,166,961
Samsung Engineering Company, Ltd. (A)	5,618	50,475
Samsung Fire & Marine Insurance Company, Ltd.	1,090	169,805
Samsung Heavy Industries Company, Ltd. (A)	15,521	70,553
Samsung Life Insurance Company, Ltd.	2,349	122,591
Samsung SDI Company, Ltd.	1,895	700,048
Samsung SDS Company, Ltd.	1,239	179,367
Samsung Securities Company, Ltd.	2,224	58,117
Seegene, Inc.	638	143,858
Shinhan Financial Group Company, Ltd.	15,589	365,727
Shinhan Financial Group Company, Ltd., ADR	350	8,040
Shinsegae, Inc.	197	35,645
SK Holdings Company, Ltd.	1,160	195,859
SK Hynix, Inc.	18,808	1,348,209
SK Innovation Company, Ltd.	1,818	215,462
SK Telecom Company, Ltd.	677	137,622
S-Oil Corp.	1,778	78,087
Woori Financial Group, Inc.	16,990	124,232
Yuhan Corp.	1,670	91,717
		24,295,519
Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	10,443	236,062
Aena SME SA (A)(C)	2,697	375,501
Amadeus IT Group SA	15,014	833,823
Banco Bilbao Vizcaya Argentaria SA	257,982	716,146
Banco Santander SA	555,964	1,037,020
Banco Santander SA (Mexican Stock Exchange) (B)	21,905	40,627
Bankinter SA	26,033	112,072
CaixaBank SA	144,982	307,782
Cellnex Telecom SA (A)(C)	11,283	684,912
Enagas SA	7,812	180,248
Endesa SA	12,378	331,089
Ferrovial SA	19,779	480,443
Grifols SA (B)	10,824	311,247
Iberdrola SA	206,797	2,545,394
Industria de Diseno Textil SA	37,975	1,050,561
Mapfre SA	37,878	59,426
Naturgy Energy Group SA	12,174	244,147
Red Electrica Corp. SA	15,612	292,810
Repsol SA	52,171	352,449
Siemens Gamesa Renewable Energy SA	9,848	266,509
Telefonica SA	170,695	584,731
		11,042,999
Sweden - 2.1%
Alfa Laval AB (A)	11,168	246,528
Assa Abloy AB, B Shares	35,582	831,911
Atlas Copco AB, A Shares	23,839	1,136,615
Atlas Copco AB, B Shares	13,853	578,140
Boliden AB	10,826	321,214
Electrolux AB, Series B	9,396	219,029
Epiroc AB, A Shares	24,463	354,377
Epiroc AB, B Shares	13,732	190,610
EQT AB	8,294	160,941
Essity AB, B Shares (A)	21,531	726,914
Evolution Gaming Group AB (C)	4,426	292,440
Hennes & Mauritz AB, B Shares (B)	28,520	491,341
Hexagon AB, B Shares (A)	9,339	705,403

99

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Husqvarna AB, B Shares	18,793	$206,651
ICA Gruppen AB (B)	3,982	202,293
Industrivarden AB, C Shares (A)	6,375	169,535
Investment AB Latour, B Shares	5,154	121,087
Investor AB, B Shares	16,170	1,056,221
Kinnevik AB, B Shares	8,775	356,163
L E Lundbergforetagen AB, B Shares (A)(B)	2,546	125,796
Lundin Energy AB	7,867	156,009
Nibe Industrier AB, B Shares (A)	10,856	279,011
Sandvik AB (A)	40,078	783,739
Securitas AB, B Shares (A)(B)	10,739	164,166
Skandinaviska Enskilda Banken AB, A Shares (A)	57,777	513,151
Skanska AB, B Shares (A)	13,244	279,695
SKF AB, B Shares	14,059	290,045
Svenska Cellulosa AB SCA, B Shares (A)	21,092	289,160
Svenska Handelsbanken AB, A Shares (A)	55,216	461,980
Swedbank AB, A Shares (A)	33,187	519,563
Swedish Match AB	6,033	493,299
Tele2 AB, B Shares (B)	17,728	249,946
Telefonaktiebolaget LM Ericsson, B Shares (B)	101,477	1,110,487
Telia Company AB	105,161	430,228
Volvo AB, B Shares (A)	52,752	1,013,359
		15,527,047
Switzerland - 6.9%
ABB, Ltd.	64,073	1,628,983
Adecco Group AG	6,058	319,652
Alcon, Inc. (A)	16,200	918,471
Baloise Holding AG	1,882	277,076
Barry Callebaut AG	92	204,917
Chocoladefabriken Lindt & Spruengli AG	4	356,390
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	354,521
Cie Financiere Richemont SA, A Shares	19,046	1,278,803
Clariant AG	8,258	162,906
Coca-Cola HBC AG (A)	8,067	199,198
Credit Suisse Group AG	84,422	842,760
EMS-Chemie Holding AG	321	288,407
Geberit AG	1,376	814,075
Givaudan SA	337	1,455,102
Glencore PLC (A)	346,900	719,188
Julius Baer Group, Ltd.	8,601	365,305
Kuehne + Nagel International AG	2,065	400,968
LafargeHolcim, Ltd. (A)	12,164	553,700
LafargeHolcim, Ltd. (Euronext Paris Exchange) (A)	6,750	307,284
Logitech International SA	5,725	443,471
Lonza Group AG	2,717	1,676,757
Nestle SA	103,604	12,330,123
Novartis AG	77,195	6,702,403
Partners Group Holding AG	650	597,873
Roche Holding AG	24,458	8,377,857
Schindler Holding AG	806	218,747
Schindler Holding AG, Participation Certificates	1,582	431,855
SGS SA	203	544,007
Sika AG	4,442	1,090,741
Sonova Holding AG (A)	2,144	543,322
STMicroelectronics NV	22,367	686,000
Straumann Holding AG	401	405,652
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Life Holding AG	1,226	$463,908
Swiss Prime Site AG	3,037	275,819
Swiss Re AG (B)	10,751	797,498
Swisscom AG	989	523,931
Temenos AG	2,330	313,162
The Swatch Group AG	2,395	107,851
The Swatch Group AG, Bearer Shares	1,191	277,605
UBS Group AG	127,628	1,425,976
Vifor Pharma AG	1,821	247,701
Zurich Insurance Group AG	5,231	1,824,130
		51,754,095
Taiwan - 3.5%
Acer, Inc.	58,018	49,991
Advantech Company, Ltd.	13,296	134,547
ASE Technology Holding Company, Ltd.	111,338	229,232
Asia Cement Corp.	36,863	53,114
Asustek Computer, Inc.	24,952	219,533
AU Optronics Corp. (A)	163,827	63,806
Catcher Technology Company, Ltd.	22,184	140,170
Cathay Financial Holding Company, Ltd.	268,839	359,904
Chailease Holding Company, Ltd.	37,148	170,166
Chang Hwa Commercial Bank, Ltd.	113,718	68,445
Cheng Shin Rubber Industry Company, Ltd.	43,680	55,904
China Development Financial Holding Corp.	438,153	129,600
China Life Insurance Company, Ltd.	105,003	72,483
China Steel Corp.	363,388	257,371
Chunghwa Telecom Company, Ltd.	131,148	484,686
Compal Electronics, Inc.	79,764	52,752
CTBC Financial Holding Company, Ltd.	604,465	386,194
Delta Electronics, Inc.	66,866	439,072
E.Sun Financial Holding Company, Ltd.	322,114	286,870
Eclat Textile Company, Ltd.	6,259	78,260
Eva Airways Corp.	33,428	12,361
Evergreen Marine Corp. Taiwan, Ltd. (A)	11,566	6,376
Far Eastern New Century Corp.	64,875	56,994
Far EasTone Telecommunications Company, Ltd.	45,159	95,379
Feng TAY Enterprise Company, Ltd.	14,520	87,653
First Financial Holding Company, Ltd.	378,552	270,145
Formosa Chemicals & Fibre Corp.	121,212	285,423
Formosa Petrochemical Corp.	39,720	110,223
Formosa Plastics Corp.	131,086	358,142
Formosa Taffeta Company, Ltd.	5,000	5,425
Foxconn Technology Company, Ltd.	15,513	27,732
Fubon Financial Holding Company, Ltd.	211,112	307,192
Giant Manufacturing Company, Ltd.	11,000	104,229
Globalwafers Company, Ltd.	8,000	107,042
Highwealth Construction Corp.	29,700	44,366
Hiwin Technologies Corp.	9,032	89,751
Hon Hai Precision Industry Company, Ltd.	429,368	1,154,361
Hotai Motor Company, Ltd.	9,000	201,453
Hua Nan Financial Holdings Company, Ltd.	302,117	185,219
Innolux Corp. (A)	297,841	97,224
Inventec Corp.	25,899	20,175
Largan Precision Company, Ltd.	3,143	368,075
Lite-On Technology Corp.	39,626	63,469
MediaTek, Inc.	52,340	1,109,031
Mega Financial Holding Company, Ltd.	375,134	362,064
Micro-Star International Company, Ltd.	23,000	106,181
Nan Ya Plastics Corp.	177,992	367,928
Nanya Technology Corp.	37,000	74,363

100

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Novatek Microelectronics Corp.	20,361	$187,815
Pegatron Corp.	66,989	148,743
Pou Chen Corp.	36,641	33,280
Powertech Technology, Inc.	13,149	39,542
President Chain Store Corp.	19,496	177,455
Quanta Computer, Inc.	92,771	243,612
Realtek Semiconductor Corp.	16,999	217,899
Shin Kong Financial Holding Company, Ltd.	389,836	108,939
SinoPac Financial Holdings Company, Ltd.	349,762	131,882
Synnex Technology International Corp.	24,928	35,720
Taishin Financial Holding Company, Ltd.	326,730	145,369
Taiwan Business Bank	193,450	64,111
Taiwan Cement Corp.	167,824	241,457
Taiwan Cooperative Financial Holding Company, Ltd.	290,321	196,545
Taiwan High Speed Rail Corp.	71,000	77,877
Taiwan Mobile Company, Ltd.	57,257	191,369
Taiwan Semiconductor Manufacturing Company, Ltd.	848,227	12,760,793
The Shanghai Commercial & Savings Bank, Ltd.	118,937	160,522
Uni-President Enterprises Corp.	166,487	360,571
United Microelectronics Corp.	396,313	390,914
Vanguard International Semiconductor Corp.	31,000	103,706
Walsin Technology Corp.	11,000	59,270
Win Semiconductors Corp.	12,000	119,654
Winbond Electronics Corp.	102,000	49,700
Wistron Corp.	42,598	44,177
WPG Holdings, Ltd.	47,840	64,510
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	9,584	117,685
Yuanta Financial Holding Company, Ltd.	352,837	218,453
Zhen Ding Technology Holding, Ltd.	19,000	83,398
		26,585,044
Thailand - 0.5%
Advanced Info Service PCL	48,400	262,207
Airports of Thailand PCL	163,100	292,230
Bangkok Bank PCL	11,700	35,614
Bangkok Bank PCL, NVDR	2,700	8,227
Bangkok Dusit Medical Services PCL, NVDR	387,300	237,610
Bangkok Expressway & Metro PCL, NVDR	354,600	96,245
Berli Jucker PCL, NVDR	21,300	24,832
BTS Group Holdings PCL, NVDR	301,600	90,625
Bumrungrad Hospital PCL, NVDR	15,600	47,018
Central Pattana PCL, NVDR	64,400	86,876
Central Retail Corp. PCL (A)	45,441	37,501
Charoen Pokphand Foods PCL	136,200	120,721
CP ALL PCL (A)	184,600	351,903
CP ALL PCL, NVDR	47,300	90,168
Electricity Generating PCL	7,600	45,061
Electricity Generating PCL, NVDR	1,400	8,301
Energy Absolute PCL	56,900	70,870
Gulf Energy Development PCL, NVDR	135,850	131,099
Home Product Center PCL	204,400	93,190
Indorama Ventures PCL, NVDR	54,900	36,770
Intouch Holdings PCL, NVDR	96,400	156,477
IRPC PCL	528,400	32,191
Kasikornbank PCL	45,000	109,544
Kasikornbank PCL, NVDR	27,100	66,155
Krung Thai Bank PCL	164,375	46,020
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Land & Houses PCL, NVDR	393,400	$84,786
Minor International PCL, NVDR (A)	127,100	80,379
Muangthai Capital PCL, NVDR	11,300	17,704
PTT Exploration & Production PCL	60,147	150,481
PTT Global Chemical PCL	87,373	109,030
PTT PCL	391,000	396,823
PTT PCL, NVDR	10,500	10,656
Ratch Group PCL, NVDR	12,800	20,378
Thai Oil PCL	46,900	47,591
Thai Union Group PCL	95,900	42,631
The Siam Cement PCL	12,000	122,222
The Siam Cement PCL, NVDR	19,700	200,648
The Siam Commercial Bank PCL	23,348	48,080
TMB Bank PCL	1,250,753	35,318
Total Access Communication PCL, NVDR	12,500	12,779
True Corp. PCL	448,802	44,123
		4,001,084
Turkey - 0.1%
Akbank T.A.S. (A)	100,286	66,061
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	21,670
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	35,092
BIM Birlesik Magazalar AS	16,428	147,296
Eregli Demir ve Celik Fabrikalari TAS	49,091	60,171
Ford Otomotiv Sanayi AS	4,572	51,801
Haci Omer Sabanci Holding AS	31,762	34,123
KOC Holding AS	25,423	48,133
Tupras Turkiye Petrol Rafinerileri AS (A)	4,998	51,276
Turk Hava Yollari AO (A)	25,366	34,177
Turkcell Iletisim Hizmetleri AS	38,572	75,183
Turkiye Garanti Bankasi AS (A)	86,216	78,802
Turkiye Is Bankasi AS, Class C (A)	60,572	41,935
		745,720
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	1,006
United Kingdom - 8.1%
3i Group PLC	36,926	474,181
Admiral Group PLC	6,635	223,768
Anglo American PLC	38,102	921,829
Ashtead Group PLC	15,597	561,672
Associated British Foods PLC	13,623	327,982
AstraZeneca PLC	45,681	4,991,333
Auto Trader Group PLC (C)	37,238	270,364
AVEVA Group PLC	2,387	147,227
Aviva PLC	143,921	532,472
BAE Systems PLC	111,616	693,196
Barclays PLC	601,849	759,272
Barratt Developments PLC	39,643	243,121
Berkeley Group Holdings PLC	4,387	239,149
BP PLC	703,302	2,033,946
British American Tobacco PLC	79,640	2,856,805
BT Group PLC	308,640	390,932
Bunzl PLC	11,691	377,462
Burberry Group PLC	15,796	316,620
CNH Industrial NV (A)	37,712	291,679
Coca-Cola European Partners PLC	9,387	368,758
Compass Group PLC	58,290	875,623
Croda International PLC	4,474	360,900
Diageo PLC	81,134	2,786,861
Direct Line Insurance Group PLC	53,358	186,098
Evraz PLC	18,017	80,228
Ferguson PLC	7,801	785,022
Fiat Chrysler Automobiles NV (A)	43,112	529,199

101

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
GlaxoSmithKline PLC	174,161	$3,265,099
Halma PLC	13,950	421,458
Hargreaves Lansdown PLC	11,129	223,867
HSBC Holdings PLC	706,976	2,765,886
Imperial Brands PLC	35,031	618,773
Informa PLC (A)	47,610	230,751
InterContinental Hotels Group PLC (A)	6,599	346,386
Intertek Group PLC	5,603	457,188
J Sainsbury PLC	71,585	176,253
JD Sports Fashion PLC	16,184	168,940
Johnson Matthey PLC	7,531	228,853
Kingfisher PLC	84,019	321,828
Land Securities Group PLC	25,882	174,248
Legal & General Group PLC	219,159	534,633
Lloyds Banking Group PLC (A)	2,483,735	843,187
London Stock Exchange Group PLC	10,980	1,259,597
M&G PLC	94,053	193,320
Melrose Industries PLC (A)	185,187	274,607
Mondi PLC	13,861	293,087
Mondi PLC (Johannesburg Stock Exchange)	4,137	87,691
National Grid PLC	123,534	1,418,938
Natwest Group PLC (A)	181,551	248,626
Next PLC	4,895	375,287
Ocado Group PLC (A)	15,026	531,461
Pearson PLC	30,415	215,753
Persimmon PLC	12,211	389,147
Prudential PLC	92,184	1,322,692
Reckitt Benckiser Group PLC	24,661	2,404,590
RELX PLC	44,291	985,837
RELX PLC (Euronext Amsterdam Exchange)	24,534	546,185
Rentokil Initial PLC (A)	67,951	469,670
Rio Tinto PLC	38,949	2,343,669
Rio Tinto, Ltd.	13,588	928,080
Rolls-Royce Holdings PLC (A)	63,506	105,443
RSA Insurance Group PLC	40,468	236,288
Schroders PLC	4,962	172,330
Segro PLC	40,814	490,487
Severn Trent PLC	7,990	251,564
Smith & Nephew PLC	32,136	629,526
Smiths Group PLC	15,498	274,155
Spirax-Sarco Engineering PLC	2,625	373,806
SSE PLC	38,128	593,434
St. James's Place PLC	20,193	242,931
Standard Chartered PLC (A)	93,128	428,539
Standard Life Aberdeen PLC	88,164	256,752
Taylor Wimpey PLC	125,790	175,892
Tesco PLC	339,966	932,636
The British Land Company PLC	35,353	154,119
The Sage Group PLC	41,847	388,894
Unilever NV	49,466	3,003,957
Unilever PLC	39,481	2,434,143
United Utilities Group PLC	26,873	296,851
Vodafone Group PLC	950,281	1,259,537
Whitbread PLC	7,168	195,850
Wm Morrison Supermarkets PLC	89,522	196,496
WPP PLC	42,535	334,070
		61,118,986
United States - 0.0%
Bausch Health Companies, Inc. (A)	12,400	192,768
TOTAL COMMON STOCKS (Cost $599,127,511)		$733,008,717
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.9%
Brazil - 0.3%
Banco Bradesco SA	153,125	$529,240
Braskem SA, A Shares	4,100	15,178
Centrais Eletricas Brasileiras SA, B Shares	5,700	31,657
Cia Energetica de Minas Gerais	40,378	72,619
Gerdau SA	36,200	134,076
Itau Unibanco Holding SA	168,689	675,849
Itausa SA	147,723	231,479
Lojas Americanas SA	27,368	138,353
Petroleo Brasileiro SA	150,151	524,308
Telefonica Brasil SA	9,652	74,626
		2,427,385
Germany - 0.4%
Bayerische Motoren Werke AG	2,090	114,224
FUCHS PETROLUB SE	2,735	139,064
Henkel AG & Company KGaA	6,138	641,955
Porsche Automobil Holding SE	5,695	338,809
Sartorius AG	1,201	492,262
Volkswagen AG	6,793	1,093,076
		2,819,390
South Korea - 0.2%
Amorepacific Corp.	300	14,771
Hyundai Motor Company	705	50,898
Hyundai Motor Company, 2nd Preferred	1,197	90,341
LG Chem, Ltd.	162	44,239
LG Household & Health Care, Ltd.	48	29,003
Samsung Electronics Company, Ltd.	28,346	1,220,040
		1,449,292
TOTAL PREFERRED SECURITIES (Cost $7,146,581)		$6,696,067
RIGHTS - 0.0%
Vonovia SE (Expiration Date: 8-4-21) (A)(F)	17,981	37,127
TOTAL RIGHTS (Cost $0)		$37,127
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	30,160	546
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	5,777	1,358
TOTAL WARRANTS (Cost $0)		$1,904
SHORT-TERM INVESTMENTS - 3.3%
Short-term funds - 3.3%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (G)	4,691,234	4,691,234
John Hancock Collateral Trust, 0.2185% (G)(H)	2,013,468	20,154,609
TOTAL SHORT-TERM INVESTMENTS (Cost $24,847,367)		$24,845,843
Total Investments (International Equity Index Trust) (Cost $631,121,459) - 101.4%		$764,589,658
Other assets and liabilities, net - (1.4%)		(10,918,959)
TOTAL NET ASSETS - 100.0%		$753,670,699
Currency Abbreviations
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.

102

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $19,009,550.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
International Equity Index Trust (continued)
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 9-30-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	1	Long	Dec 2020	$94,883	$92,660	$(2,223)
Mini MSCI Emerging Markets Index Futures	215	Long	Dec 2020	11,667,119	11,699,225	32,106
MSCI Taiwan Index Futures	12	Long	Oct 2020	576,805	596,520	19,715
						$49,598
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%
Australia - 6.3%
A2B Australia, Ltd.	9,047	$7,123
Accent Group, Ltd.	24,907	29,688
Adbri, Ltd.	19,036	39,093
Ainsworth Game Technology, Ltd. (A)	10,192	2,424
Alkane Resources, Ltd. (A)	4,753	4,906
ALS, Ltd.	16,888	112,746
Altium, Ltd.	3,565	92,695
AMA Group, Ltd. (A)	24,887	11,587
Amaysim Australia, Ltd. (A)	11,607	5,138
Ansell, Ltd.	4,178	111,146
ARB Corp., Ltd.	3,706	74,043
Ardent Leisure Group, Ltd. (A)	39,016	15,958
Asaleo Care, Ltd.	30,182	21,816
AUB Group, Ltd.	4,946	58,982
Aurelia Metals, Ltd.	63,267	23,107
Austal, Ltd.	23,155	54,688
Australian Agricultural Company, Ltd. (A)	28,065	21,735
Australian Pharmaceutical Industries, Ltd.	26,584	20,020
Australian Strategic Materials, Ltd. (A)	950	1,436
Auswide Bank, Ltd.	607	2,109
Bank of Queensland, Ltd.	21,179	87,456
Bapcor, Ltd.	15,610	76,763
Base Resources, Ltd.	32,069	5,739
Beach Energy, Ltd.	60,312	57,849
Bega Cheese, Ltd.	14,056	51,368
Bendigo & Adelaide Bank, Ltd.	8,213	35,771
Bingo Industries, Ltd.	8,137	14,206
Blackmores, Ltd. (A)	400	18,149
Blue Sky Alternative Investments, Ltd. (A)(B)	2,049	231
Bravura Solutions, Ltd.	17,286	42,636
Breville Group, Ltd.	5,143	93,337
Brickworks, Ltd.	3,795	53,066
BWX, Ltd.	7,767	24,611
Cardno, Ltd. (A)	15,086	3,125
carsales.com, Ltd.	10,102	151,333
Cash Converters International, Ltd. (A)	14,501	1,673
Cedar Woods Properties, Ltd.	2,555	10,582
Challenger, Ltd.	8,297	23,089
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Champion Iron, Ltd. (A)	5,546	$11,693
Cleanaway Waste Management, Ltd.	43,201	65,233
Clinuvel Pharmaceuticals, Ltd. (C)	2,335	39,215
Codan, Ltd.	5,320	42,425
Collins Foods, Ltd.	5,764	42,857
Cooper Energy, Ltd. (A)	98,256	24,817
Corporate Travel Management, Ltd.	2,594	32,623
Costa Group Holdings, Ltd.	12,590	30,514
Credit Corp. Group, Ltd. (C)	3,047	37,647
CSR, Ltd.	25,551	78,759
Data#3, Ltd.	9,073	43,129
Decmil Group, Ltd. (A)	15,189	621
Domain Holdings Australia, Ltd.	17,171	45,922
Downer EDI, Ltd.	13,292	42,248
Eagers Automotive, Ltd.	9,653	63,768
Eclipx Group, Ltd. (A)	16,681	18,720
Elders, Ltd.	8,609	67,215
EQT Holdings, Ltd.	705	13,729
Estia Health, Ltd.	11,708	12,290
EVENT Hospitality and Entertainment, Ltd.	4,397	30,519
FAR, Ltd. (A)(B)(C)	313,905	2,473
Finbar Group, Ltd.	8,370	3,762
Fleetwood Corp., Ltd.	8,058	10,073
FlexiGroup, Ltd.	26,650	20,770
Flight Centre Travel Group, Ltd. (A)(C)	799	8,028
Freedom Foods Group, Ltd. (B)	6,482	11,878
G8 Education, Ltd.	49,342	34,444
Galaxy Resources, Ltd. (A)	30,280	25,014
Genworth Mortgage Insurance Australia, Ltd.	18,245	20,489
Gold Road Resources, Ltd. (A)	43,849	46,199
GrainCorp, Ltd., Class A (A)	13,614	36,869
GUD Holdings, Ltd.	3,446	28,251
GWA Group, Ltd. (C)	12,195	24,400
Hansen Technologies, Ltd.	11,735	32,778
Healius, Ltd.	36,714	95,008
HT&E, Ltd.	20,357	21,166
HUB24, Ltd.	3,152	42,474
IDP Education, Ltd. (C)	635	8,742
IGO, Ltd.	21,668	65,302

103

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Iluka Resources, Ltd.	16,722	$109,486
Imdex, Ltd.	20,483	19,808
Infomedia, Ltd.	17,584	20,566
Inghams Group, Ltd.	11,981	25,727
Intega Group, Ltd. (A)	15,086	2,891
Integral Diagnostics, Ltd.	6,781	20,475
Integrated Research, Ltd. (C)	3,367	8,582
InvoCare, Ltd.	8,071	56,707
IOOF Holdings, Ltd.	30,144	66,937
IPH, Ltd.	9,953	51,568
IRESS, Ltd.	8,152	56,645
IVE Group, Ltd. (A)	11,452	6,281
Japara Healthcare, Ltd.	17,906	5,039
Jumbo Interactive, Ltd.	2,253	20,363
Jupiter Mines, Ltd.	116,266	23,332
Karoon Energy, Ltd. (A)	14,552	8,156
Kogan.com, Ltd.	1,914	27,943
Lifestyle Communities, Ltd.	3,310	23,279
Link Administration Holdings, Ltd.	18,381	49,637
Lovisa Holdings, Ltd.	3,846	23,190
MACA, Ltd.	18,596	11,079
Macmahon Holdings, Ltd.	112,440	20,751
Mayne Pharma Group, Ltd. (A)	99,135	27,886
McMillan Shakespeare, Ltd.	3,346	19,849
McPherson's, Ltd.	7,978	17,500
Medusa Mining, Ltd. (A)	8,127	4,874
Mesoblast, Ltd. (A)	11,677	43,103
Metals X, Ltd. (A)(C)	48,765	2,466
Metcash, Ltd.	51,856	103,023
Mineral Resources, Ltd.	6,073	109,535
MMA Offshore, Ltd. (A)	46,658	1,946
Moelis Australia, Ltd.	3,830	11,111
Monadelphous Group, Ltd.	6,360	46,737
Monash IVF Group, Ltd.	21,798	10,145
Money3 Corp., Ltd.	8,682	13,139
Mortgage Choice, Ltd.	6,422	4,977
Mount Gibson Iron, Ltd.	64,671	33,821
Myer Holdings, Ltd. (A)	63,302	9,655
MyState, Ltd.	4,337	11,203
Navigator Global Investments, Ltd.	10,160	11,162
Nearmap, Ltd. (A)(C)	5,127	8,802
Netwealth Group, Ltd.	3,669	40,402
New Energy Solar, Ltd.	16,176	9,379
New Hope Corp., Ltd.	24,235	22,587
NEXTDC, Ltd. (A)	11,494	101,999
Nib holdings, Ltd.	21,443	62,832
Nick Scali, Ltd.	5,272	32,412
Nine Entertainment Company Holdings, Ltd.	72,050	91,153
NRW Holdings, Ltd.	40,319	59,620
Nufarm, Ltd. (A)	12,991	36,095
OceanaGold Corp. (A)	31,900	49,112
OFX Group, Ltd.	14,134	11,123
Omni Bridgeway, Ltd.	15,737	44,573
oOh!media, Ltd.	31,712	27,970
Orora, Ltd.	40,091	69,223
OZ Minerals, Ltd.	17,975	183,413
Pacific Current Group, Ltd.	1,644	6,929
Pact Group Holdings, Ltd. (C)	11,275	18,557
Peet, Ltd.	13,800	12,175
Pendal Group, Ltd.	11,153	44,143
Perenti Global, Ltd.	37,228	31,067
Perpetual, Ltd.	2,914	58,815
Perseus Mining, Ltd. (A)	111,479	110,608
Platinum Asset Management, Ltd.	14,631	32,440
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Praemium, Ltd. (A)	28,131	$10,802
Premier Investments, Ltd.	4,691	69,734
Pro Medicus, Ltd. (C)	2,876	56,095
Qube Holdings, Ltd.	15,399	28,029
Ramelius Resources, Ltd.	29,377	44,369
Regis Healthcare, Ltd.	9,267	6,952
Regis Resources, Ltd.	23,625	85,882
Resolute Mining, Ltd. (A)(C)	43,558	29,453
Ridley Corp., Ltd.	19,540	11,460
Sandfire Resources, Ltd.	8,336	24,635
SeaLink Travel Group, Ltd.	9,116	36,463
Select Harvests, Ltd.	5,587	22,337
Senex Energy, Ltd. (A)	87,382	20,359
Servcorp, Ltd.	3,171	5,534
Service Stream, Ltd.	18,170	26,865
Seven West Media, Ltd. (A)(C)	85,038	6,836
SG Fleet Group, Ltd.	7,879	8,711
Sigma Healthcare, Ltd. (A)	86,903	36,753
Silver Lake Resources, Ltd. (A)	29,625	49,728
SmartGroup Corp., Ltd.	4,591	18,952
Southern Cross Media Group, Ltd. (A)	172,915	18,675
Spark Infrastructure Group	73,030	107,286
SpeedCast International, Ltd. (A)(B)(C)	17,245	9,758
St. Barbara, Ltd.	32,139	69,455
Steadfast Group, Ltd.	37,803	87,886
Super Retail Group, Ltd.	7,649	58,172
Superloop, Ltd. (A)	17,732	12,060
Syrah Resources, Ltd. (A)(C)	31,913	10,578
Tassal Group, Ltd.	15,770	39,354
Technology One, Ltd.	12,347	70,734
The Reject Shop, Ltd. (A)	2,561	11,900
The Star Entertainment Group, Ltd.	37,406	82,516
Tiger Resources, Ltd. (A)(B)	92,816	2,446
Troy Resources, Ltd. (A)	15,555	1,007
United Malt Grp, Ltd. (A)	15,585	46,173
Village Roadshow, Ltd. (A)	5,669	8,928
Virgin Australia Holdings, Ltd. (A)(B)	359,466	0
Virtus Health, Ltd.	8,064	22,427
Vocus Group, Ltd. (A)	35,249	90,560
Webjet, Ltd. (C)	21,997	62,141
Western Areas, Ltd.	18,795	27,850
Westgold Resources, Ltd. (A)	16,604	28,563
Whitehaven Coal, Ltd.	27,507	20,830
WPP AUNZ, Ltd. (A)	25,254	6,364
		6,545,103
Austria - 1.7%
Agrana Beteiligungs AG	724	13,871
ams AG (A)	11,999	271,266
ANDRITZ AG	3,423	105,654
AT&S Austria Technologie & Systemtechnik AG	2,410	45,522
BAWAG Group AG (D)	1,568	56,691
CA Immobilien Anlagen AG	4,303	127,206
DO & Company AG (A)(C)	278	11,361
EVN AG	2,457	40,996
FACC AG (A)(C)	1,116	6,657
Flughafen Wien AG (A)	265	6,882
IMMOFINANZ AG (A)(C)	4,356	68,789
Kapsch TrafficCom AG (A)(C)	191	2,767
Lenzing AG (A)	693	38,089
Mayr Melnhof Karton AG	439	76,157
Oesterreichische Post AG (C)	2,096	70,441
Palfinger AG	1,137	31,353
POLYTEC Holding AG (A)(C)	995	6,185
Porr AG (A)(C)	648	8,856

104

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
Raiffeisen Bank International AG (A)	2,771	$42,413
Rhi Magnesita NV	1,095	35,681
Rosenbauer International AG (C)	174	6,819
S IMMO AG (A)	3,364	57,256
S&T AG (A)(C)	2,773	58,016
Schoeller-Bleckmann Oilfield Equipment AG	710	18,901
Semperit AG Holding (A)	822	17,256
Strabag SE	893	27,454
Telekom Austria AG	7,836	55,323
UBM Development AG	411	14,929
UNIQA Insurance Group AG	7,877	47,676
Vienna Insurance Group AG	2,991	66,424
voestalpine AG	4,895	129,013
Wienerberger AG	6,968	183,866
Zumtobel Group AG	2,545	16,343
		1,766,113
Belgium - 1.3%
Ackermans & van Haaren NV	1,132	146,828
AGFA-Gevaert NV (A)	6,780	28,265
Akka Technologies (A)	603	11,687
Atenor	211	14,397
Banque Nationale de Belgique	12	25,319
Barco NV	4,192	87,963
Bekaert SA	2,225	46,353
Biocartis Group NV (A)(C)(D)	2,587	13,651
bpost SA	4,236	37,093
Celyad SA (A)(C)	493	4,857
Cie d'Entreprises CFE (A)	416	27,433
D'ieteren SA/NV	1,254	77,969
Econocom Group SA/NV (A)	6,435	19,414
Elia Group SA/NV	1,281	128,060
Euronav NV	8,334	73,794
EVS Broadcast Equipment SA	811	13,473
Exmar NV (A)(C)	1,567	3,898
Fagron	1,709	43,168
Gimv NV	1,197	67,121
Immobel SA	209	16,028
Ion Beam Applications (C)	1,305	16,866
Kinepolis Group NV (A)(C)	585	20,792
Lotus Bakeries NV	13	51,076
Melexis NV	987	76,795
Ontex Group NV (A)	3,927	51,219
Orange Belgium SA	1,199	19,336
Oxurion NV (A)(C)	1,612	4,634
Picanol	88	6,261
Recticel SA	2,296	23,480
Sioen Industries NV (A)	374	8,273
Sipef NV (A)	420	21,019
Telenet Group Holding NV (C)	1,717	66,644
Tessenderlo Group SA (A)	1,439	53,993
Van de Velde NV	377	10,104
Viohalco SA	7,173	21,176
		1,338,439
Bermuda - 0.1%
Hiscox, Ltd. (A)	8,333	96,155
Canada - 9.5%
5N Plus, Inc. (A)	3,515	4,725
Absolute Software Corp.	3,900	47,361
Advantage Oil & Gas, Ltd. (A)(C)	11,500	15,114
Aecon Group, Inc.	4,500	46,232
Africa Oil Corp. (A)(C)	34,602	24,947
Ag Growth International, Inc. (C)	1,100	22,387
AGF Management, Ltd., Class B	4,298	19,141
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Aimia, Inc. (A)	7,777	$22,661
AirBoss of America Corp.	1,500	21,832
Alamos Gold, Inc., Class A	21,720	191,338
Alaris Equity Partners Income (C)	2,229	18,313
Alcanna, Inc. (A)	1,500	4,867
Algoma Central Corp.	700	5,294
AltaGas, Ltd.	3,477	41,989
Altius Minerals Corp. (C)	3,100	22,559
Altus Group, Ltd.	1,818	75,543
Andrew Peller, Ltd., Class A	2,300	17,446
ARC Resources, Ltd.	16,428	73,408
Aritzia, Inc. (A)	3,100	40,579
Atco, Ltd., Class I	1,054	30,467
Athabasca Oil Corp. (A)(C)	42,135	4,114
ATS Automation Tooling Systems, Inc. (A)(C)	3,547	46,111
AutoCanada, Inc. (C)	1,985	27,027
Badger Daylighting, Ltd. (C)	1,522	43,527
Baytex Energy Corp. (A)(C)	35,400	12,229
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd. (C)	15,733	18,078
Bird Construction, Inc.	4,995	24,121
Black Diamond Group, Ltd. (A)	2,750	3,077
BlackBerry, Ltd. (A)(C)	11,689	53,637
BlackBerry, Ltd. (New York Stock Exchange) (A)(C)	18,911	86,801
BMTC Group, Inc.	500	3,380
Boralex, Inc., Class A	4,277	123,632
BRP, Inc.	979	51,724
Cameco Corp. (C)	8,472	85,576
Cameco Corp.	1,713	17,301
Canaccord Genuity Group, Inc. (C)	3,431	17,496
Canacol Energy, Ltd.	7,565	20,112
Canada Goose Holdings, Inc. (A)	1,513	48,598
Canadian Western Bank	4,515	91,043
Canfor Corp. (A)	4,300	48,408
Canfor Pulp Products, Inc.	2,715	10,175
CanWel Building Materials Group, Ltd.	3,600	18,385
Capital Power Corp.	6,627	146,271
Capstone Mining Corp. (A)	29,467	32,088
Cardinal Energy, Ltd. (C)	5,530	1,807
Cascades, Inc.	6,623	83,761
Celestica, Inc. (A)	5,019	34,677
Celestica, Inc. (New York Stock Exchange) (A)	3,200	22,080
Centerra Gold, Inc.	12,177	141,656
CES Energy Solutions Corp.	18,429	10,795
China Gold International Resources Corp., Ltd. (A)(C)	18,050	21,011
CI Financial Corp.	7,400	93,865
Cineplex, Inc. (C)	3,000	16,244
Clearwater Seafoods, Inc. (C)	1,500	6,759
Cogeco Communications, Inc. (C)	263	21,567
Cogeco, Inc.	445	29,426
Colliers International Group, Inc.	1,100	73,251
Computer Modelling Group, Ltd.	4,420	17,128
Copper Mountain Mining Corp. (A)	8,800	6,939
Corby Spirit and Wine, Ltd.	700	8,248
Corus Entertainment, Inc., B Shares (C)	11,806	25,624
Crescent Point Energy Corp. (C)	9,519	11,510
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	20,496
Crew Energy, Inc. (A)(C)	11,300	2,885
CRH Medical Corp. (A)	5,500	11,896

105

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Cronos Group, Inc. (Nasdaq Exchange) (A)(C)	4,196	$21,022
Denison Mines Corp. (A)	33,028	13,890
DIRTT Environmental Solutions (A)	3,000	4,686
Dorel Industries, Inc., Class B (A)	2,900	25,852
DREAM Unlimited Corp., Class A	2,250	32,866
Dundee Precious Metals, Inc.	14,687	105,226
ECN Capital Corp.	18,600	70,682
E-L Financial Corp., Ltd.	100	49,412
Eldorado Gold Corp. (A)	9,374	98,911
Element Fleet Management Corp. (C)	16,142	134,320
Endeavour Silver Corp. (A)	10,900	38,310
Enerflex, Ltd.	6,400	22,206
Enerplus Corp.	11,735	21,504
Enghouse Systems, Ltd.	2,300	125,696
Ensign Energy Services, Inc.	9,800	4,269
Equitable Group, Inc.	996	56,167
ERO Copper Corp. (A)	2,900	42,273
Exchange Income Corp. (C)	568	12,955
Exco Technologies, Ltd.	1,500	7,412
Extendicare, Inc. (C)	6,230	24,938
Fiera Capital Corp.	3,035	23,272
Finning International, Inc. (C)	7,181	109,801
Firm Capital Mortgage Investment Corp.	1,100	9,500
First Majestic Silver Corp. (A)(C)	6,681	63,521
First Mining Gold Corp. (A)	39,000	14,205
First National Financial Corp.	700	16,828
Fission Uranium Corp. (A)(C)	19,500	4,613
Fortuna Silver Mines, Inc. (A)(C)	14,267	90,753
Freehold Royalties, Ltd. (C)	7,229	20,033
Frontera Energy Corp.	2,200	3,519
Galiano Gold, Inc. (A)	6,600	9,071
Gamehost, Inc.	100	369
Genworth MI Canada, Inc. (C)	1,788	46,367
Gibson Energy, Inc.	7,398	119,897
Glacier Media, Inc. (A)	6,100	962
GMP Capital, Inc. (C)	3,026	4,431
goeasy, Ltd.	672	33,011
Golden Star Resources, Ltd. (A)(C)	5,011	21,601
Gran Tierra Energy, Inc. (A)	25,166	5,859
Great Canadian Gaming Corp. (A)	2,400	43,456
Guardian Capital Group, Ltd., Class A	600	11,216
Hanfeng Evergreen, Inc. (A)(B)	200	0
Headwater Exploration, Inc. (A)	4,930	5,183
Heroux-Devtek, Inc. (A)	2,700	18,736
High Liner Foods, Inc.	1,773	11,345
Home Capital Group, Inc. (A)(C)	5,079	82,314
Horizon North Logistics, Inc.	1,621	6,209
Hudbay Minerals, Inc.	18,257	77,193
iA Financial Corp., Inc.	2,526	87,928
IAMGOLD Corp. (A)	35,827	137,491
Imperial Metals Corp. (A)	4,600	10,606
Information Services Corp.	800	11,331
Innergex Renewable Energy, Inc. (C)	7,800	140,940
Inter Pipeline, Ltd.	1,123	11,023
Interfor Corp. (A)	3,520	39,336
International Petroleum Corp. (A)(C)	5,324	9,836
International Tower Hill Mines, Ltd. (A)	2,300	2,971
Intertape Polymer Group, Inc.	2,700	30,071
Ivanhoe Mines, Ltd., Class A (A)	31,171	113,302
Jamieson Wellness, Inc.	1,500	47,494
KAB Distribution, Inc. (A)(B)	7,076	0
K-Bro Linen, Inc.	600	12,504
Kelt Exploration, Ltd. (A)	10,445	11,217
Keyera Corp.	3,750	56,607
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Kinaxis, Inc. (A)	1,068	$157,214
Knight Therapeutics, Inc. (A)	5,400	23,521
Labrador Iron Ore Royalty Corp.	3,218	62,086
Largo Resources, Ltd. (A)	7,800	6,444
Lassonde Industries, Inc., Class A	200	21,706
Laurentian Bank of Canada (C)	2,714	55,745
Leon's Furniture, Ltd.	1,883	26,105
Linamar Corp.	2,766	82,281
Lucara Diamond Corp. (A)(C)	25,184	9,457
Lundin Gold, Inc. (A)	2,800	25,444
Lundin Mining Corp.	12,433	69,376
Magellan Aerospace Corp.	900	4,610
Mainstreet Equity Corp. (A)	400	21,596
Major Drilling Group International, Inc. (A)	6,800	36,412
Maple Leaf Foods, Inc.	3,940	80,336
Martinrea International, Inc.	5,613	40,173
Medical Facilities Corp.	2,104	6,905
MEG Energy Corp. (A)(C)	13,888	28,891
Melcor Developments, Ltd.	1,000	4,378
Morguard Corp.	400	31,494
Morneau Shepell, Inc.	3,098	64,680
Mountain Province Diamonds, Inc. (A)	6,800	2,094
MTY Food Group, Inc.	742	18,439
Mullen Group, Ltd. (C)	7,082	47,921
New Gold, Inc. (A)	28,915	49,294
NFI Group, Inc. (C)	2,279	28,343
Norbord, Inc. (C)	2,572	76,008
North American Construction Group, Ltd.	2,100	13,674
NuVista Energy, Ltd. (A)(C)	15,505	7,452
Onex Corp.	829	36,981
Osisko Gold Royalties, Ltd.	7,646	90,439
Painted Pony Energy, Ltd. (A)(C)	7,448	3,832
Pan American Silver Corp.	3,968	127,573
Pan American Silver Corp., CVR (A)	19,100	14,896
Paramount Resources, Ltd., Class A (A)(C)	5,173	8,081
Parex Resources, Inc. (A)	8,316	87,622
Park Lawn Corp.	1,792	37,010
Parkland Corp.	3,270	86,468
Pason Systems, Inc. (C)	5,636	22,391
Peyto Exploration & Development Corp. (C)	10,197	19,068
Pinnacle Renewable Energy, Inc.	1,400	6,151
Pizza Pizza Royalty Corp.	1,729	10,842
Polaris Infrastructure, Inc.	1,500	15,377
PolyMet Mining Corp. (A)(C)	1,185	4,361
PrairieSky Royalty, Ltd. (C)	9,727	60,705
Precision Drilling Corp. (A)(C)	21,659	13,501
Premier Gold Mines, Ltd. (A)	4,127	7,934
Premium Brands Holdings Corp. (C)	1,400	105,698
Pretium Resources, Inc. (A)	8,300	106,216
Pulse Seismic, Inc. (A)	2,882	1,580
Quarterhill, Inc.	9,800	13,248
Questerre Energy Corp., Class A (A)(C)	19,444	1,387
Real Matters, Inc. (A)	3,500	68,210
Recipe Unlimited Corp.	1,300	9,656
Richelieu Hardware, Ltd.	3,700	97,700
Rocky Mountain Dealerships, Inc.	100	394
Rogers Sugar, Inc. (C)	6,474	23,289
Roxgold, Inc. (A)	19,200	24,657
Russel Metals, Inc. (C)	3,846	52,482
Sabina Gold & Silver Corp. (A)	20,475	39,672
Sandstorm Gold, Ltd. (A)	12,031	101,557

106

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Savaria Corp. (C)	2,300	$25,530
Seabridge Gold, Inc. (A)(C)	1,222	22,980
Secure Energy Services, Inc. (C)	5,954	6,126
Seven Generations Energy, Ltd., Class A (A)	11,092	29,905
ShawCor, Ltd. (C)	4,173	6,550
Sienna Senior Living, Inc. (C)	3,606	30,331
Sierra Wireless, Inc. (A)	2,600	29,016
Sleep Country Canada Holdings, Inc. (D)	2,813	42,125
SNC-Lavalin Group, Inc.	1,675	26,857
Spin Master Corp. (A)(D)	1,400	30,217
Sprott, Inc.	1,329	45,363
SSR Mining, Inc. (A)	13,641	254,567
Stantec, Inc.	5,278	160,257
Stella-Jones, Inc.	2,400	81,289
Storm Resources, Ltd. (A)	9,300	14,527
SunOpta, Inc. (A)	5,608	41,737
Superior Plus Corp. (C)	9,057	79,990
Surge Energy, Inc. (C)	21,600	3,001
Tamarack Valley Energy, Ltd. (A)	11,685	6,318
Taseko Mines, Ltd. (A)	16,100	17,049
Teranga Gold Corp. (A)	6,581	69,391
Tervita Corp. (A)	616	1,203
TFI International, Inc.	3,885	162,455
The North West Company, Inc.	1,606	43,903
Tidewater Midstream and Infrastructure, Ltd. (C)	6,650	3,945
Timbercreek Financial Corp. (C)	6,000	37,625
TLC Vision Corp. (A)	3,400	0
TORC Oil & Gas, Ltd. (C)	13,180	14,056
Torex Gold Resources, Inc. (A)	5,460	77,212
Toromont Industries, Ltd.	382	22,859
Total Energy Services, Inc.	3,132	5,339
Tourmaline Oil Corp.	11,571	141,384
TransAlta Corp.	18,082	111,217
TransAlta Renewables, Inc.	6,998	87,925
Transcontinental, Inc., Class A (C)	3,683	45,472
TransGlobe Energy Corp. (A)	5,600	2,145
Trevali Mining Corp. (A)(C)	37,134	3,765
Trican Well Service, Ltd. (A)(C)	26,009	22,463
Tricon Residential, Inc.	5,668	46,994
Trisura Group, Ltd. (A)	300	19,094
Turquoise Hill Resources, Ltd. (A)	39,503	33,524
Uni-Select, Inc.	3,401	14,559
Vecima Networks, Inc.	479	4,425
Wajax Corp.	1,300	11,618
Wesdome Gold Mines, Ltd. (A)	8,000	75,521
West Fraser Timber Company, Ltd.	2,836	131,752
Western Forest Products, Inc.	25,850	19,608
Westshore Terminals Investment Corp. (C)	1,589	18,151
Whitecap Resources, Inc. (C)	27,868	50,648
WildBrain, Ltd. (A)(C)	10,382	10,760
Winpak, Ltd.	1,577	53,828
Yamana Gold, Inc.	37,441	212,856
Yellow Pages, Ltd.	200	1,682
Zenith Capital Corp. (A)	1,700	255
		9,841,685
China - 0.1%
FIH Mobile, Ltd. (A)(C)	195,000	27,864
Goodbaby International Holdings, Ltd. (A)	71,000	8,967
TK Group Holdings, Ltd.	26,000	8,709
Yangzijiang Shipbuilding Holdings, Ltd.	23,200	16,947
		62,487
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark - 2.4%
ALK-Abello A/S (A)	345	$113,436
Alm Brand A/S	2,824	32,286
Amagerbanken A/S (A)(B)	25,580	0
Ambu A/S, Class B	4,093	115,256
Bang & Olufsen A/S (A)(C)	7,788	17,502
Bavarian Nordic A/S (A)	2,244	69,376
D/S Norden A/S	2,246	36,502
Dfds A/S (A)	1,797	60,023
FLSmidth & Company A/S (A)	1,871	53,134
H+H International A/S, Class B (A)	1,146	22,772
INVISIO AB	481	9,389
ISS A/S (A)(C)	4,208	55,384
Jeudan A/S (A)	380	13,380
Jyske Bank A/S (A)	3,207	90,115
Lan & Spar Bank A/S	225	15,938
Matas A/S (A)	2,910	33,804
Netcompany Group A/S (A)(D)	688	57,060
Nilfisk Holding A/S (A)	903	10,859
NKT A/S (A)	2,134	63,716
NNIT A/S (D)	479	9,916
Pandora A/S	4,061	292,952
Per Aarsleff Holding A/S	1,380	57,890
Ringkjoebing Landbobank A/S	1,445	109,871
Rockwool International A/S, A Shares	136	46,555
Rockwool International A/S, B Shares	377	144,653
Royal Unibrew A/S	2,537	261,491
Scandinavian Tobacco Group A/S (D)	2,633	38,995
Schouw & Company A/S	666	64,454
SimCorp A/S	2,011	263,812
Solar A/S, B Shares	410	19,449
Spar Nord Bank A/S (A)	4,967	37,099
Sydbank A/S (A)	3,740	58,634
The Drilling Company of 1972 A/S (A)(C)	190	4,104
Tivoli A/S (A)	102	10,484
Topdanmark A/S	2,221	107,507
United International Enterprises, Ltd.	128	27,030
Vestjysk Bank A/S (A)	23,113	10,093
Zealand Pharma A/S (A)	1,273	48,322
		2,483,243
Finland - 2.7%
Adapteo OYJ (A)	1,982	17,813
Ahlstrom-Munksjo OYJ	4,382	92,256
Aktia Bank OYJ	2,328	25,197
Alma Media OYJ	1,962	17,123
Atria OYJ	1,021	10,353
BasWare OYJ (A)	538	23,877
Bittium OYJ	2,708	22,280
Cargotec OYJ, B Shares	2,007	68,766
Caverion OYJ	3,325	23,721
Citycon OYJ (A)(C)	5,523	43,489
Enento Group OYJ (A)(D)	860	34,319
Ferratum OYJ (A)	459	2,447
Finnair OYJ (A)	44,891	20,176
Fiskars OYJ ABP	2,196	29,850
F-Secure OYJ (A)	7,159	28,245
HKScan OYJ, A Shares (A)	316	691
Huhtamaki OYJ	4,921	242,523
Ilkka-Yhtyma OYJ	1,535	5,817
Kemira OYJ	6,944	88,463
Kesko OYJ, A Shares	2,760	68,457
Kesko OYJ, B Shares	4,378	112,800
Kojamo OYJ	3,423	73,518
Konecranes OYJ	3,667	114,531
Lassila & Tikanoja OYJ	1,929	29,279

107

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Lehto Group OYJ (A)	1,159	$1,793
Metsa Board OYJ	10,846	89,439
Metso Outotec OYJ	32,867	229,038
Neles OYJ	6,038	81,655
Nokian Renkaat OYJ	6,362	179,842
Olvi OYJ, A Shares	927	47,024
Oriola OYJ, B Shares	9,290	20,546
Orion OYJ, Class A	1,226	55,694
Orion OYJ, Class B	4,866	220,463
Outokumpu OYJ (A)(C)	19,116	51,141
Pihlajalinna OYJ (A)	1,193	14,489
Ponsse OYJ	543	15,030
QT Group OYJ (A)	770	31,916
Raisio OYJ, V Shares	8,267	29,810
Revenio Group OYJ	643	29,182
Sanoma OYJ	4,094	52,386
Terveystalo OYJ (D)	1,103	13,215
TietoEVRY OYJ	3,016	83,385
Tikkurila OYJ	2,016	35,263
Tokmanni Group Corp.	2,813	49,580
Uponor OYJ	2,026	35,399
Vaisala OYJ, A Shares	952	41,213
Valmet OYJ	6,664	164,383
YIT OYJ	10,171	61,311
		2,829,188
France - 4.2%
Accor SA (A)	1,702	47,639
Air France-KLM (A)(C)	11,018	37,958
AKWEL	725	14,405
Albioma SA	1,935	100,619
ALD SA (D)	987	9,114
Altamir	752	15,598
Alten SA (A)	1,382	130,923
Assystem SA	1,078	30,391
Aubay	399	14,647
Axway Software SA (A)	531	11,811
Bastide le Confort Medical (A)	256	14,450
Beneteau SA	2,839	22,817
Boiron SA	274	13,139
Bonduelle SCA	1,027	23,799
Burelle SA	15	9,725
Casino Guichard Perrachon SA (A)(C)	2,173	52,743
Cegedim SA (A)	186	5,838
CGG SA (A)	29,813	19,884
Chargeurs SA (C)	2,292	44,951
Cie des Alpes	874	17,261
Cie Plastic Omnium SA	3,159	83,474
Coface SA (A)	7,024	49,131
Derichebourg SA	6,625	19,571
Devoteam SA (A)	277	31,524
Electricite de Strasbourg SA	81	10,725
Elior Group SA (C)(D)	4,760	22,026
Elis SA (A)	6,449	81,412
Eramet SA (A)(C)	445	11,232
Etablissements Maurel et Prom SA (A)(C)	1,561	2,700
Europcar Mobility Group (A)(C)(D)	5,117	4,378
Eutelsat Communications SA	9,105	88,680
Exel Industries SA, A Shares (A)	89	3,518
Faurecia SE (A)	2,702	116,469
Fnac Darty SA (A)	1,390	62,292
Gaztransport Et Technigaz SA	1,087	103,660
GL Events (A)	1,085	10,557
Groupe Crit (A)	163	9,664
Groupe Open (A)	410	7,114
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Guerbet	508	$16,255
Haulotte Group SA	962	4,527
ID Logistics Group (A)	176	38,036
Imerys SA	1,434	53,305
Ingenico Group SA (A)	3,076	476,576
Ipsen SA	152	15,889
IPSOS	2,286	57,151
Jacquet Metal Service SA	1,278	12,433
JCDecaux SA (A)(C)	1,852	32,018
Kaufman & Broad SA	901	35,789
Korian SA (A)	3,163	110,844
Lagardere SCA (A)(C)	3,040	75,118
Laurent-Perrier	110	9,156
Lectra	1,346	31,816
LISI (A)	1,205	23,946
Maisons du Monde SA (A)(D)	1,925	28,920
Manitou BF SA (A)	880	16,971
Manutan International	105	6,440
Mersen SA (A)	1,171	35,930
Metropole Television SA (A)	1,324	15,807
Nexans SA (A)	2,031	117,337
Nexity SA	2,361	71,800
Nicox (A)(C)	3,009	12,885
NRJ Group (A)	782	5,038
Onxeo SA (A)(C)	4,617	3,381
Orpea (A)	629	71,465
Pierre & Vacances SA (A)	142	1,989
Plastivaloire (A)	383	1,656
Publicis Groupe SA	3,181	102,524
Quadient SA	2,721	36,849
Rallye SA (A)	1,771	7,211
Recylex SA (A)(B)	1,058	2,292
Rexel SA (A)	15,736	197,300
Robertet SA (C)	28	31,896
Rothschild & Company (A)	1,372	38,575
Rubis SCA	3,635	145,534
Savencia SA (A)	372	23,102
SCOR SE (A)	435	12,111
Seche Environnement SA	335	13,014
Societe BIC SA (C)	1,252	65,621
Societe pour l'Informatique Industrielle	438	10,147
SOITEC (A)	1,176	169,340
Solocal Group (A)(C)	72,918	2,622
Somfy SA	326	45,969
Sopra Steria Group (A)	705	111,763
SPIE SA (A)	6,716	120,359
Stef SA (A)	202	17,287
Synergie SA (A)	557	15,762
Tarkett SA (A)	1,942	26,078
Technicolor SA (A)(C)	685	1,023
Television Francaise 1 (A)	3,803	23,280
Thermador Groupe	453	28,973
Trigano SA	463	71,498
Valeo SA	4,090	125,597
Vallourec SA (A)(C)	493	9,774
Valneva SE (A)	2,831	23,227
Vetoquinol SA	56	4,588
Vicat SA	1,404	46,956
VIEL & Cie SA	3,220	20,858
Vilmorin & Cie SA	614	35,889
Virbac SA (A)	180	41,653
		4,366,989
Gabon - 0.0%
Total Gabon	20	2,552

108

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Georgia - 0.0%
Bank of Georgia Group PLC (A)	2,491	$28,647
Georgia Capital PLC (A)	1,145	5,416
TBC Bank Group PLC (A)	239	3,128
		37,191
Germany - 5.9%
1&1 Drillisch AG	2,192	48,450
Aareal Bank AG (A)	2,902	58,428
ADO Properties SA (A)(D)	2,984	82,563
ADVA Optical Networking SE (A)	5,162	36,551
AIXTRON SE (A)	3,257	39,298
Allgeier SE	498	30,401
Amadeus Fire AG (A)	133	16,500
Atoss Software AG	218	34,074
Aurubis AG	2,018	137,286
Basler AG	162	9,569
Bauer AG (A)	959	10,324
BayWa AG	1,025	33,725
Bechtle AG	1,127	228,042
Bertrandt AG	394	14,928
bet-at-home.com AG	350	14,574
Bijou Brigitte AG (A)	340	9,596
Bilfinger SE	2,311	42,142
Borussia Dortmund GmbH & Company KGaA	3,564	21,372
CANCOM SE	1,836	94,835
CECONOMY AG (A)	8,144	40,021
CENIT AG (A)	446	6,693
Centrotec SE (A)	291	4,943
Cewe Stiftung & Company KGAA	406	44,485
comdirect bank AG (A)	2,610	42,320
Commerzbank AG (A)	22,894	112,587
CompuGroup Medical SE & Company KgaA	1,368	126,589
CropEnergies AG	1,544	26,795
CTS Eventim AG & Company KGaA (A)(C)	2,927	141,472
Deutsche Beteiligungs AG	854	31,039
Deutsche EuroShop AG (A)(C)	2,527	31,340
Deutsche Pfandbriefbank AG (A)(D)	7,700	51,051
Deutz AG (A)	7,260	42,100
DIC Asset AG	3,005	36,070
Dr. Hoenle AG	420	26,998
Draegerwerk AG & Company KGaA	82	6,046
Duerr AG	3,200	97,901
Eckert & Ziegler Strahlen- und Medizintechnik AG	931	47,589
Elmos Semiconductor SE (C)	392	9,550
ElringKlinger AG (A)(C)	2,576	19,882
Fielmann AG (A)	1,241	99,531
First Sensor AG	676	31,868
Freenet AG	6,277	126,814
FUCHS PETROLUB SE	1,085	40,683
GEA Group AG	6,434	225,437
Gerresheimer AG	1,930	215,896
Gesco AG	885	12,456
GFT Technologies SE	961	13,037
GRENKE AG (C)	500	18,470
H&R GmbH & Company KGaA (A)	1,324	7,844
Hamburger Hafen und Logistik AG	1,330	23,214
Heidelberger Druckmaschinen AG (A)	18,003	11,831
Hella GmbH & Company KGaA (A)	2,112	106,414
HOCHTIEF AG	295	22,901
Hornbach Baumarkt AG	921	48,807
Hornbach Holding AG & Company KGaA	697	81,302
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
HUGO BOSS AG	3,312	$82,786
Hypoport SE (A)	73	45,728
Indus Holding AG	975	32,030
Instone Real Estate Group AG (A)(D)	1,769	40,979
Jenoptik AG	2,990	80,171
JOST Werke AG (A)(D)	356	14,346
K+S AG (C)	10,944	75,326
KION Group AG	293	25,019
Kloeckner & Company SE (A)	5,538	35,301
Koenig & Bauer AG (A)(C)	912	20,535
Krones AG	775	47,927
KWS Saat SE & Company KGaA	381	32,119
LANXESS AG	4,224	241,683
Leifheit AG (A)	437	16,599
Leoni AG (A)(C)	2,398	14,210
LPKF Laser & Electronics AG	1,100	29,125
Manz AG (A)(C)	233	6,600
Medigene AG (A)	760	3,580
METRO AG	3,100	30,873
MLP SE	5,864	39,514
New Work SE	163	49,794
Nexus AG	866	46,646
Nordex SE (A)	4,553	58,808
Norma Group SE	1,379	42,733
OHB SE (A)	399	17,987
PATRIZIA AG	3,146	85,489
Pfeiffer Vacuum Technology AG	311	64,495
PNE AG	4,544	28,624
ProSiebenSat.1 Media SE (A)	10,428	136,662
PSI Software AG	815	23,748
Q.beyond AG	6,549	10,023
Rheinmetall AG	2,634	236,240
Rocket Internet SE (A)(D)	4,038	88,424
SAF-Holland SE (A)	4,007	32,273
Salzgitter AG (A)	1,978	32,644
SGL Carbon SE (A)	1,013	3,711
Siltronic AG	981	87,890
Sixt SE (A)	694	62,542
SMA Solar Technology AG (A)	916	40,965
Software AG	2,610	128,710
STRATEC SE	407	59,134
Stroeer SE & Company KGaA (A)	1,584	123,043
Suedzucker AG	3,535	68,378
SUESS MicroTec SE (A)	2,259	41,778
Surteco Group SE	496	12,395
TAG Immobilien AG (A)	6,907	208,274
Takkt AG	2,476	30,882
Technotrans SE (A)	530	11,954
Tele Columbus AG (A)(D)	1,029	3,065
Traffic Systems SE	106	3,827
Varta AG (A)(C)	239	33,351
VERBIO Vereinigte BioEnergie AG	1,482	32,347
Vossloh AG (A)	859	33,957
Wacker Chemie AG	759	73,658
Wacker Neuson SE (A)	2,553	51,952
Washtec AG (A)	611	26,496
Wuestenrot & Wuerttembergische AG	1,566	26,224
Zeal Network SE	349	16,593
zooplus AG (A)	85	15,795
		6,060,596
Gibraltar - 0.0%
888 Holdings PLC	12,231	39,646

109

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	$71
TT Hellenic Postbank SA (A)(B)	12,594	0
		71
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)	5,498	2,132
Hong Kong - 2.5%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0
Allied Group, Ltd.	120,000	53,788
Allied Properties HK, Ltd. (B)	160,000	39,432
APAC Resources, Ltd.	15,396	2,026
Apollo Future Mobility Group, Ltd. (A)	56,000	3,080
Asia Financial Holdings, Ltd.	14,000	6,579
Associated International Hotels, Ltd.	28,000	48,752
BOE Varitronix, Ltd.	18,000	6,095
Bright Smart Securities & Commodities Group, Ltd.	26,000	5,766
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	13,021
Burwill Holdings, Ltd. (A)(B)	292,000	2,675
Cafe de Coral Holdings, Ltd.	18,000	38,026
Camsing International Holding, Ltd. (A)(B)	16,000	2,395
Chen Hsong Holdings	10,000	2,232
Cheuk Nang Holdings, Ltd.	3,622	1,589
China Energy Development Holdings, Ltd. (A)	634,000	8,899
China Solar Energy Holdings, Ltd. (A)(B)	42,500	0
China Strategic Holdings, Ltd. (A)	885,000	8,754
Chinese Estates Holdings, Ltd.	22,000	12,106
Chong Hing Bank, Ltd.	10,000	11,605
Chow Sang Sang Holdings International, Ltd.	22,000	23,685
Chuang's Consortium International, Ltd.	30,948	3,731
CITIC Telecom International Holdings, Ltd.	59,000	18,873
CMBC Capital Holdings, Ltd.	430,000	7,312
CSI Properties, Ltd.	245,066	7,385
Dah Sing Banking Group, Ltd.	18,000	15,647
Dah Sing Financial Holdings, Ltd.	6,520	15,736
Dynamic Holdings, Ltd.	8,000	15,572
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	3,343
Emperor Entertainment Hotel, Ltd.	40,000	5,918
Emperor International Holdings, Ltd.	97,333	14,628
Esprit Holdings, Ltd. (A)	117,900	11,618
Fairwood Holdings, Ltd. (C)	3,500	8,220
Far East Consortium International, Ltd.	79,809	22,454
First Pacific Company, Ltd.	146,000	39,688
Get Nice Holdings, Ltd.	591,000	12,939
Giordano International, Ltd.	82,000	14,366
Gold-Finance Holdings, Ltd. (A)(B)	62,000	576
Great Eagle Holdings, Ltd.	10,000	22,858
G-Resources Group, Ltd. (A)	2,014,800	11,484
Guotai Junan International Holdings, Ltd.	207,000	27,741
Haitong International Securities Group, Ltd.	114,070	27,472
Hang Lung Group, Ltd.	31,000	70,837
Hanison Construction Holdings, Ltd.	27,441	3,520
Harbour Centre Development, Ltd.	38,000	36,104
HKBN, Ltd.	36,000	68,701
HKR International, Ltd.	51,920	20,859
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Ferry Holdings Company, Ltd.	29,000	$22,336
Hongkong Chinese, Ltd.	66,000	5,741
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	7,677
Hutchison Port Holdings Trust	161,400	26,645
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	12,344
Hysan Development Company, Ltd.	25,000	75,185
IT, Ltd. (A)	44,601	5,850
Johnson Electric Holdings, Ltd.	20,500	44,673
K Wah International Holdings, Ltd.	80,000	38,672
Kerry Logistics Network, Ltd.	24,000	43,487
Kerry Properties, Ltd.	28,500	73,297
Kingston Financial Group, Ltd.	38,000	3,467
Kowloon Development Company, Ltd.	22,000	26,946
Lai Sun Development Company, Ltd.	15,320	13,879
Landing International Development, Ltd. (A)	75,600	2,319
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	22,500	2,769
Leyou Technologies Holdings, Ltd. (A)	40,000	16,832
Lifestyle International Holdings, Ltd. (A)	25,000	20,480
Lippo China Resources, Ltd.	36,000	708
Liu Chong Hing Investment, Ltd.	16,000	13,051
Luk Fook Holdings International, Ltd.	15,000	36,368
Man Wah Holdings, Ltd.	68,000	91,076
Mandarin Oriental International, Ltd. (A)	8,000	14,415
Mason Group Holdings, Ltd. (A)	1,548,800	6,092
Melco International Development, Ltd.	33,000	58,151
Midland Holdings, Ltd. (A)	34,734	3,154
Miramar Hotel & Investment	15,000	25,172
Nameson Holdings, Ltd.	62,000	2,816
NewOcean Energy Holdings, Ltd. (A)	66,000	5,904
NWS Holdings, Ltd.	52,000	39,718
OP Financial, Ltd. (A)	32,000	3,702
Oshidori International Holdings, Ltd. (A)	204,000	22,933
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	294,000	45,291
Pacific Century Premium Developments, Ltd. (A)	2,376	627
Pacific Textiles Holdings, Ltd.	42,000	19,600
Paliburg Holdings, Ltd.	46,000	10,594
PCCW, Ltd.	100,000	59,822
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Shape Medical, Ltd.	32,000	9,357
Pico Far East Holdings, Ltd.	60,000	7,165
Playmates Holdings, Ltd.	78,000	8,263
Polytec Asset Holdings, Ltd.	152,200	13,002
Public Financial Holdings, Ltd.	24,000	5,543
PYI Corp., Ltd. (A)	372,000	3,176
Regal Hotels International Holdings, Ltd.	36,000	13,468
Regina Miracle International Holdings, Ltd. (D)	17,000	4,565
Sa Sa International Holdings, Ltd. (A)(C)	64,847	11,311
SEA Holdings, Ltd.	19,268	23,718
Shangri-La Asia, Ltd. (A)	46,000	37,716
Shenwan Hongyuan HK, Ltd.	20,000	2,337
Shun Tak Holdings, Ltd.	80,250	25,855
Singamas Container Holdings, Ltd.	114,000	4,575
SITC International Holdings Company, Ltd.	64,000	88,670
SmarTone Telecommunications Holdings, Ltd.	31,500	16,770
SOCAM Development, Ltd. (A)	3,892	692

110

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
South China Holdings Company, Ltd. (A)	640,000	$12,277
Stella International Holdings, Ltd.	20,000	19,651
Summit Ascent Holdings, Ltd. (A)	90,000	6,038
Sun Hung Kai & Company, Ltd.	45,000	17,619
SUNeVision Holdings, Ltd. (C)	18,000	14,755
TAI Cheung Holdings, Ltd.	33,000	19,789
Tao Heung Holdings, Ltd.	14,000	1,631
Television Broadcasts, Ltd.	19,100	16,655
Texwinca Holdings, Ltd.	60,000	8,425
The Cross-Harbour Holdings, Ltd.	19,716	35,423
The Hongkong & Shanghai Hotels, Ltd.	31,903	24,747
The United Laboratories International Holdings, Ltd.	42,000	43,438
TOM Group, Ltd. (A)	96,000	14,037
Town Health International Medical Group, Ltd. (A)(B)(C)	261,361	12,216
Tradelink Electronic Commerce, Ltd.	50,000	5,302
Transport International Holdings, Ltd.	11,721	21,494
Upbest Group, Ltd.	164,000	16,249
Value Partners Group, Ltd.	27,000	11,588
Vitasoy International Holdings, Ltd.	18,000	70,191
VSTECS Holdings, Ltd.	45,200	30,105
VTech Holdings, Ltd.	6,900	43,039
Wai Kee Holdings, Ltd.	24,000	11,456
Wing On Company International, Ltd.	4,000	8,820
Wing Tai Properties, Ltd.	70,000	33,827
YT Realty Group, Ltd.	9,152	2,715
Yue Yuen Industrial Holdings, Ltd.	30,000	48,621
Zhaobangji Properties Holdings, Ltd. (A)	88,000	13,407
		2,539,578
Ireland - 0.4%
Bank of Ireland Group PLC (A)	2,249	4,170
C&C Group PLC	13,557	34,283
Cairn Homes PLC	9,684	8,974
FBD Holdings PLC (A)	778	5,742
Glanbia PLC	5,573	57,543
Grafton Group PLC (A)	14,783	128,555
Greencore Group PLC	23,830	30,156
Hostelworld Group PLC (A)(D)	3,065	2,172
Irish Continental Group PLC	5,309	19,336
UDG Healthcare PLC	11,802	117,395
		408,326
Isle of Man - 0.1%
Hansard Global PLC	6,816	3,460
Playtech PLC (A)	17,326	80,891
Strix Group PLC	6,042	18,938
		103,289
Israel - 1.2%
AFI Properties, Ltd. (A)	603	14,618
Airport City, Ltd. (A)	1	6
Allot, Ltd. (A)	2,103	19,039
Alrov Properties and Lodgings, Ltd. (A)	399	11,535
Ashtrom Group, Ltd.	1,149	13,550
Ashtrom Properties, Ltd.	2,078	9,022
AudioCodes, Ltd.	395	12,524
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	6,750
Bayside Land Corp.	50	28,887
Bet Shemesh Engines Holdings 1997, Ltd. (A)(C)	358	5,939
Big Shopping Centers, Ltd. (A)	381	28,321
Blue Square Real Estate, Ltd.	215	8,282
Camtek, Ltd. (A)	1,035	15,955
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Cellcom Israel, Ltd. (A)	1,966	$8,018
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	825	3,374
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	18,538
Compugen, Ltd. (A)	1,251	20,781
Danel Adir Yeoshua, Ltd.	134	15,500
Delek Automotive Systems, Ltd.	1,858	9,129
Delek Group, Ltd. (A)	92	1,776
Delta Galil Industries, Ltd.	618	9,953
El Al Israel Airlines (A)	24,289	4,566
Electra Consumer Products 1970, Ltd.	445	12,209
Electra, Ltd.	91	41,043
Enlight Renewable Energy, Ltd. (A)	19,927	35,491
Equital, Ltd. (A)	992	17,862
Formula Systems 1985, Ltd.	549	46,496
Fox Wizel, Ltd.	488	32,196
Gilat Satellite Networks, Ltd. (A)	1,452	8,130
Hadera Paper, Ltd. (A)	244	7,263
Harel Insurance Investments & Financial Services, Ltd. (A)	4,995	31,245
Hilan, Ltd.	1,033	45,123
IDI Insurance Company, Ltd. (A)	440	10,826
Inrom Construction Industries, Ltd.	2,183	8,816
Israel Discount Bank, Ltd., Class A	1	2
Isras Investment Company, Ltd.	142	21,741
Kamada, Ltd. (A)	1,616	13,814
Magic Software Enterprises, Ltd.	1,349	17,904
Matrix IT, Ltd.	2,095	49,263
Maytronics, Ltd.	1,808	27,804
Mediterranean Towers, Ltd. (A)	4,044	8,448
Mega Or Holdings, Ltd.	757	18,284
Mehadrin, Ltd. (A)	15	647
Menora Mivtachim Holdings, Ltd. (A)	1,766	21,496
Migdal Insurance & Financial Holdings, Ltd. (A)	27,734	18,051
Mivne Real Estate KD, Ltd.	10,717	19,968
Mivtach Shamir Holdings, Ltd. (A)	397	9,040
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	7,696
Nova Measuring Instruments, Ltd. (A)	1,872	98,310
Novolog, Ltd.	20,186	16,733
Oil Refineries, Ltd.	102,102	18,192
One Software Technologies, Ltd.	170	13,457
OPC Energy, Ltd.	1,332	12,116
Partner Communications Company, Ltd. (A)	6,688	26,151
Paz Oil Company, Ltd.	525	41,192
Plasson Industries, Ltd.	241	10,075
Plus500, Ltd.	4,106	83,000
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	30,890
Sano-Brunos Enterprises, Ltd.	145	13,113
Scope Metals Group, Ltd. (A)	377	6,614
Shikun & Binui, Ltd. (A)	5,419	24,302
Summit Real Estate Holdings, Ltd.	2,363	20,460
The Phoenix Holdings, Ltd. (A)	5,097	23,653
YH Dimri Construction & Development, Ltd.	285	8,355
		1,243,534
Italy - 3.5%
A2A SpA	88,577	128,660
ACEA SpA	2,494	52,454
Amplifon SpA (A)(C)	3,081	110,178
Anima Holding SpA (D)	14,880	58,341
Aquafil SpA (A)(C)	969	4,015

111

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Arnoldo Mondadori Editore SpA (A)	12,613	$16,743
Ascopiave SpA	4,243	15,812
Autogrill SpA (A)	6,245	28,197
Avio SpA (A)	877	13,778
Azimut Holding SpA	5,291	95,540
Banca Farmafactoring SpA (D)	8,151	45,842
Banca Generali SpA	2,509	76,308
Banca IFIS SpA	1,607	15,490
Banca Mediolanum SpA	3,386	24,380
Banca Popolare di Sondrio SCPA (A)	28,436	59,597
Banca Profilo SpA (C)	24,032	5,567
Banco BPM SpA (A)	97,273	164,537
BF SpA (C)	1,608	6,915
Biesse SpA (A)	835	14,202
BPER Banca (A)(C)	26,394	61,481
Brunello Cucinelli SpA (A)(C)	1,411	43,021
Buzzi Unicem SpA	4,611	107,131
Buzzi Unicem SpA, Savings Shares	2,302	30,219
Cairo Communication SpA (A)	4,712	7,019
Cementir Holding NV	4,165	28,830
Cerved Group SpA (A)	10,299	73,706
CIR SpA-Compagnie Industriali (A)	60,979	27,972
Credito Emiliano SpA (A)	6,238	29,166
Credito Valtellinese SpA (A)	5,043	48,143
Danieli & C Officine Meccaniche SpA (C)	788	13,507
Datalogic SpA	984	13,720
De' Longhi SpA (A)	2,476	84,661
DeA Capital SpA (A)	4,665	6,355
Enav SpA (D)	8,959	34,013
ERG SpA	2,242	56,386
Esprinet SpA (A)	3,554	31,456
Eurotech SpA (A)	1,562	7,076
Falck Renewables SpA	5,774	36,434
Fincantieri SpA (A)(C)	18,635	12,003
FinecoBank Banca Fineco SpA (A)	1,735	23,898
Geox SpA (A)(C)	8,390	5,886
Gruppo MutuiOnline SpA	2,096	58,184
Hera SpA	45,093	166,273
IMA Industria Macchine Automatiche SpA (A)	816	64,363
IMMSI SpA (A)	6,756	2,785
Interpump Group SpA	4,044	149,970
Intesa Sanpaolo SpA (A)	41,941	78,909
Iren SpA	30,720	78,998
Italgas SpA	25,103	158,322
Italmobiliare SpA	1,654	57,160
Juventus Football Club SpA (A)	30,558	30,427
La Doria SpA	1,205	15,768
Leonardo SpA	10,796	63,056
Maire Tecnimont SpA (A)(C)	10,323	17,959
Mediaset SpA (A)(C)	18,917	36,284
OVS SpA (A)(D)	9,134	10,557
Piaggio & C SpA	11,658	31,498
Pirelli & C. SpA (A)(D)	17,419	74,636
Prima Industrie SpA (A)	178	2,318
Prysmian SpA	4,127	119,798
RAI Way SpA (D)	5,678	36,048
Reno de Medici SpA	15,969	16,824
Reply SpA	832	95,893
Retelit SpA	7,126	20,169
Safilo Group SpA (A)(C)	2,378	1,585
Saipem SpA (C)	41,655	71,646
Salvatore Ferragamo SpA (A)(C)	2,944	43,327
Saras SpA (A)	28,012	14,632
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Sesa SpA (A)	320	$32,104
Societa Cattolica di Assicurazioni SC (A)(C)	11,261	59,942
Sogefi SpA (A)(C)	3,551	3,968
SOL SpA	2,802	38,949
Tamburi Investment Partners SpA	5,435	36,008
Technogym SpA (A)(D)	3,895	33,312
Tinexta SpA (A)	1,069	20,804
Tod's SpA (A)(C)	590	17,185
Unieuro SpA (A)(D)	707	9,330
Unipol Gruppo SpA (A)	23,441	102,437
Webuild SpA (C)	14,544	17,035
Zignago Vetro SpA	1,669	26,126
		3,633,228
Japan - 24.3%
Access Company, Ltd.	2,300	19,495
Achilles Corp.	1,000	16,744
Adastria Company, Ltd.	920	14,515
ADEKA Corp.	4,700	67,685
Advan Company, Ltd.	1,000	12,593
Aeon Delight Company, Ltd.	800	22,200
Aeon Fantasy Company, Ltd.	400	6,231
AEON Financial Service Company, Ltd.	2,900	26,436
Aeon Hokkaido Corp.	1,800	14,968
Aeria, Inc. (A)(C)	700	3,398
Ai Holdings Corp. (C)	1,900	35,066
Aica Kogyo Company, Ltd.	400	14,259
Aichi Corp.	3,200	26,817
Aichi Steel Corp.	700	17,352
Aida Engineering, Ltd.	4,500	30,956
Aiful Corp. (A)(C)	15,500	40,167
Aiphone Company, Ltd.	1,300	18,782
Airport Facilities Company, Ltd.	1,200	5,310
Aisan Industry Company, Ltd.	2,500	11,178
Aizawa Securities Company, Ltd. (C)	2,400	15,820
Akatsuki, Inc.	400	17,664
Akebono Brake Industry Company, Ltd. (A)	9,400	13,269
Albis Company, Ltd.	500	13,398
Alconix Corp.	1,600	23,221
Alpen Company, Ltd.	1,100	20,810
Altech Corp.	1,100	21,471
Amano Corp.	1,800	41,852
Anest Iwata Corp.	1,800	14,823
AOI TYO Holdings, Inc.	1,200	4,792
AOKI Holdings, Inc.	3,100	15,590
Aoyama Trading Company, Ltd. (A)	2,500	13,171
Arakawa Chemical Industries, Ltd.	1,400	16,865
Arata Corp.	700	34,940
Arcland Sakamoto Company, Ltd.	1,700	34,898
Arcland Service Holdings Company, Ltd.	1,000	20,125
Arcs Company, Ltd.	2,625	67,392
Arealink Company, Ltd.	500	4,473
Argo Graphics, Inc.	1,000	34,354
Arisawa Manufacturing Company, Ltd.	2,900	26,671
Aruhi Corp.	900	15,916
Asahi Company, Ltd.	800	14,049
Asahi Diamond Industrial Company, Ltd.	3,900	18,096
Asahi Holdings, Inc.	1,800	58,434
ASAHI YUKIZAI Corp.	1,200	15,515
Asanuma Corp.	700	27,402
Asia Pile Holdings Corp.	3,300	15,397
ASKA Pharmaceutical Company, Ltd.	1,600	21,632
ASKUL Corp.	1,000	40,849
Ateam, Inc.	800	5,989

112

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Atom Corp. (C)	5,000	$41,034
Atsugi Company, Ltd. (C)	1,200	6,494
Autobacs Seven Company, Ltd.	3,000	39,075
Avex, Inc.	2,500	23,330
Axell Corp.	100	853
Axial Retailing, Inc. (C)	800	37,569
Bando Chemical Industries, Ltd.	2,500	14,292
Bank of the Ryukyus, Ltd.	3,000	26,072
BayCurrent Consulting, Inc.	700	97,640
Belc Company, Ltd.	500	36,940
Bell System24 Holdings, Inc.	2,400	40,493
Belluna Company, Ltd.	5,000	45,524
BeNEXT Group, Inc.	800	8,654
BML, Inc.	1,000	30,214
Bourbon Corp.	500	9,268
Broadleaf Company, Ltd.	4,600	23,913
Bunka Shutter Company, Ltd. (C)	5,000	39,569
C Uyemura & Company, Ltd.	400	25,893
Can Do Company, Ltd.	900	18,576
Canon Electronics, Inc.	1,700	23,825
Carlit Holdings Company, Ltd.	2,100	11,147
Cawachi, Ltd.	900	24,998
Central Glass Company, Ltd.	2,800	58,234
Central Security Patrols Company, Ltd.	300	10,170
Central Sports Company, Ltd. (C)	600	13,615
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	27,090
Chino Corp.	400	5,341
Chiyoda Company, Ltd.	800	7,453
Chiyoda Integre Company, Ltd.	800	12,420
Chofu Seisakusho Company, Ltd.	1,700	35,565
Chori Company, Ltd.	1,200	18,435
Chubu Shiryo Company, Ltd.	2,000	33,651
Chudenko Corp.	1,900	41,566
Chuetsu Pulp & Paper Company, Ltd.	500	7,248
Chugai Ro Company, Ltd.	500	7,270
Chugoku Marine Paints, Ltd.	4,000	37,902
CI Takiron Corp.	3,000	19,932
Citizen Watch Company, Ltd. (A)	16,000	44,884
Cleanup Corp.	2,100	10,276
CMIC Holdings Company, Ltd.	1,200	15,461
CMK Corp.	3,700	17,039
cocokara fine, Inc.	1,140	73,779
Colowide Company, Ltd. (C)	2,700	45,910
Computer Engineering & Consulting, Ltd.	1,800	27,927
Comture Corp.	1,000	25,096
CONEXIO Corp.	1,300	14,591
Corona Corp.	300	2,816
Cosel Company, Ltd.	1,200	12,337
Cosmo Energy Holdings Company, Ltd.	2,900	41,458
Cota Company, Ltd.	440	5,841
Create Restaurants Holdings, Inc. (C)	5,000	28,733
Credit Saison Company, Ltd.	1,100	11,687
CTS Company, Ltd.	1,900	17,307
Curves Holdings Company, Ltd.	2,000	12,908
Cybozu, Inc.	900	28,433
Dai Nippon Toryo Company, Ltd.	1,200	11,364
Daibiru Corp.	3,400	39,611
Dai-Dan Company, Ltd. (C)	1,000	26,381
Daido Metal Company, Ltd.	1,900	9,246
Daido Steel Company, Ltd.	1,600	49,855
Daidoh, Ltd.	2,000	3,861
Daihen Corp.	1,400	57,041
Daiho Corp.	1,200	34,360
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiichi Jitsugyo Company, Ltd.	400	$14,150
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	12,451
Daiichikosho Company, Ltd.	1,000	32,117
Daiken Corp.	1,000	17,507
Daiken Medical Company, Ltd.	400	2,083
Daiki Aluminium Industry Company, Ltd.	3,000	16,008
Daikoku Denki Company, Ltd.	800	7,714
Daikokutenbussan Company, Ltd.	300	16,806
Daikyonishikawa Corp.	1,900	10,110
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	1,000	21,459
Daiseki Company, Ltd.	1,800	45,044
Daishi Hokuetsu Financial Group, Inc.	2,700	55,859
Daito Pharmaceutical Company, Ltd.	700	23,566
Daiwa Industries, Ltd.	2,000	18,023
Daiwabo Holdings Company, Ltd.	800	51,747
DCM Holdings Company, Ltd.	6,500	89,557
DeNA Company, Ltd.	2,200	40,488
Densan System Company, Ltd.	700	24,617
Denyo Company, Ltd.	900	21,100
Dexerials Corp.	3,500	36,868
Digital Arts, Inc.	400	32,802
Digital Garage, Inc.	500	17,067
Digital Hearts Holdings Company, Ltd.	900	9,393
Dip Corp.	1,900	39,140
DKK Company, Ltd.	1,000	24,885
DKS Company, Ltd.	400	16,303
DMG Mori Company, Ltd. (C)	4,600	63,770
Doshisha Company, Ltd.	1,700	34,217
Doutor Nichires Holdings Company, Ltd.	2,300	34,946
Dowa Holdings Company, Ltd.	1,000	29,352
DTS Corp.	1,800	38,306
Duskin Company, Ltd.	2,100	57,302
DyDo Group Holdings, Inc.	700	35,534
Eagle Industry Company, Ltd.	2,200	16,625
Earth Corp.	500	37,241
EDION Corp. (C)	5,000	52,384
eGuarantee, Inc.	1,300	29,683
E-Guardian, Inc.	900	28,491
Eiken Chemical Company, Ltd.	1,800	36,259
Eizo Corp.	800	31,127
Elan Corp.	1,400	34,795
Elecom Company, Ltd.	800	39,324
Elematec Corp.	1,400	13,217
Enigmo, Inc.	2,400	38,088
en-japan, Inc.	800	20,245
Enplas Corp.	1,100	23,547
EPS Holdings, Inc.	1,800	17,849
eRex Company, Ltd.	1,900	19,725
ES-Con Japan, Ltd.	3,800	31,511
ESPEC Corp.	1,600	28,543
Exedy Corp.	1,900	24,749
FAN Communications, Inc.	2,000	9,197
FCC Company, Ltd.	2,200	40,549
Feed One Company, Ltd.	3,008	26,645
Ferrotec Holdings Corp.	2,600	22,406
FIDEA Holdings Company, Ltd.	21,400	22,401
Fields Corp.	1,500	4,845
Financial Products Group Company, Ltd. (C)	1,600	8,159
Fixstars Corp.	2,000	21,631
Foster Electric Company, Ltd.	2,100	22,630
France Bed Holdings Company, Ltd.	2,200	18,495

113

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fudo Tetra Corp.	1,080	$15,649
Fuji Company, Ltd.	1,400	25,238
Fuji Corp.	2,900	57,470
Fuji Corp., Ltd.	1,300	6,630
Fuji Oil Company, Ltd. (A)	4,400	7,454
Fuji Pharma Company, Ltd.	1,400	16,633
Fuji Seal International, Inc.	2,100	40,383
Fuji Soft, Inc. (C)	800	41,253
Fujibo Holdings, Inc.	700	24,415
Fujicco Company, Ltd.	1,500	29,697
Fujikura Kasei Company, Ltd.	2,000	9,866
Fujikura, Ltd. (A)	15,600	43,247
Fujimori Kogyo Company, Ltd. (C)	1,100	45,441
Fujisash Company, Ltd.	4,900	3,921
Fujitec Company, Ltd.	1,400	29,984
Fujitsu Frontech, Ltd.	600	8,767
Fujiya Company, Ltd.	500	11,444
Fukuda Corp.	200	9,709
Fukushima Galilei Company, Ltd.	500	18,620
Fukuyama Transporting Company, Ltd.	300	14,619
FULLCAST Holdings Company, Ltd.	1,000	16,409
Funai Electric Company, Ltd. (A)	700	3,164
Funai Soken Holdings, Inc.	1,800	42,563
Furukawa Company, Ltd.	1,900	20,570
Furukawa Electric Company, Ltd.	2,500	59,752
Furuno Electric Company, Ltd.	2,400	22,832
Fuso Chemical Company, Ltd.	1,000	35,425
Fuso Pharmaceutical Industries, Ltd.	500	13,842
Futaba Corp.	1,600	14,353
Futaba Industrial Company, Ltd.	3,400	17,344
Future Corp.	1,200	24,933
Fuyo General Lease Company, Ltd.	900	55,793
Gakken Holdings Company, Ltd.	1,600	24,700
GCA Corp.	1,900	12,208
Gecoss Corp.	400	3,583
Genki Sushi Company, Ltd. (A)	500	11,312
Genky DrugStores Company, Ltd.	700	25,026
Geo Holdings Corp.	2,700	42,908
Giken, Ltd.	700	26,863
GLOBERIDE, Inc.	1,000	29,512
Glory, Ltd.	1,600	35,875
Goldcrest Company, Ltd.	990	12,982
Gree, Inc.	6,100	29,652
GS Yuasa Corp.	3,000	51,842
G-Tekt Corp.	1,200	13,679
Gun-Ei Chemical Industry Company, Ltd.	400	10,612
GungHo Online Entertainment, Inc.	1,300	28,003
Gunze, Ltd.	800	29,910
H.U. Group Holdings, Inc. (C)	3,000	80,262
H2O Retailing Corp.	4,900	31,902
Hagihara Industries, Inc.	800	12,223
Hagiwara Electric Holdings Company, Ltd.	500	10,853
Hakuto Company, Ltd.	1,300	13,876
Halows Company, Ltd.	600	23,604
Hamakyorex Company, Ltd.	1,000	30,399
Hanwa Company, Ltd.	2,400	48,042
Happinet Corp.	1,000	13,510
Hazama Ando Corp.	10,090	69,734
Heiwa Corp.	1,000	16,447
Heiwa Real Estate Company, Ltd.	1,500	41,444
Heiwado Company, Ltd.	2,000	43,193
Hibiya Engineering, Ltd.	1,500	25,540
Hiday Hidaka Corp.	732	13,331
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
HI-LEX Corp.	600	$6,835
Hinokiya Group Company, Ltd.	300	5,614
Hioki EE Corp.	500	19,712
Hirano Tecseed Company, Ltd.	1,100	14,377
Hiroshima Gas Company, Ltd.	4,900	17,645
HIS Company, Ltd. (C)	1,400	24,743
Hisaka Works, Ltd.	2,000	17,074
Hitachi Zosen Corp.	11,700	49,599
Hochiki Corp.	600	7,343
Hodogaya Chemical Company, Ltd.	700	32,171
Hogy Medical Company, Ltd.	800	27,404
Hokkaido Electric Power Company, Inc.	11,100	47,404
Hokkaido Gas Company, Ltd.	600	8,822
Hokkan Holdings, Ltd.	1,000	13,709
Hokuetsu Corp.	7,900	27,136
Hokuetsu Industries Company, Ltd. (C)	2,000	21,302
Hokuhoku Financial Group, Inc.	5,900	59,389
Hokuriku Electric Power Company	9,400	70,386
Hokuto Corp.	1,600	34,116
H-One Company, Ltd.	1,000	5,375
Honeys Holdings Company, Ltd.	1,350	13,196
Hoosiers Holdings	5,000	31,459
Hosiden Corp.	3,900	35,263
Hosokawa Micron Corp.	500	25,965
Ichibanya Company, Ltd.	300	16,063
Ichigo, Inc.	9,100	26,555
Ichikoh Industries, Ltd.	2,300	10,106
Ichinen Holdings Company, Ltd.	1,900	22,775
Ichiyoshi Securities Company, Ltd.	2,800	12,561
Icom, Inc.	500	13,056
Idec Corp.	1,600	28,994
IDOM, Inc.	3,900	23,528
IHI Corp.	1,000	13,305
Iino Kaiun Kaisha, Ltd. (C)	7,300	25,976
IJTT Company, Ltd.	1,200	4,873
Ikegami Tsushinki Company, Ltd.	400	3,297
Imasen Electric Industrial	1,700	11,080
Imuraya Group Company, Ltd.	300	7,228
Inaba Denki Sangyo Company, Ltd.	3,200	80,377
Inaba Seisakusho Company, Ltd.	200	2,603
Inabata & Company, Ltd.	3,000	38,293
Infocom Corp.	1,000	38,488
Infomart Corp.	3,800	33,713
Information Services International-Dentsu, Ltd.	400	25,191
Intage Holdings, Inc.	3,100	29,448
Internet Initiative Japan, Inc.	700	31,514
Inui Global Logistics Company, Ltd. (C)	875	7,301
I-PEX, Inc.	500	10,367
IR Japan Holdings, Ltd.	300	38,021
Iriso Electronics Company, Ltd.	1,000	40,659
Iseki & Company, Ltd.	1,200	16,203
Ishihara Sangyo Kaisha, Ltd.	2,100	14,451
Itfor, Inc.	1,000	8,635
Itochu Enex Company, Ltd.	3,800	35,097
Itochu-Shokuhin Company, Ltd.	600	32,178
Itoham Yonekyu Holdings, Inc.	3,800	27,243
Itoki Corp.	2,100	7,239
IwaiCosmo Holdings, Inc.	900	10,998
Iwatani Corp.	2,000	74,984
J Front Retailing Company, Ltd.	5,500	39,819
J Trust Company, Ltd.	4,900	11,336
JAC Recruitment Company, Ltd.	1,200	15,016
Jaccs Company, Ltd.	1,600	25,996
Jafco Company, Ltd.	1,400	59,117

114

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Jalux, Inc.	500	$7,427
Jamco Corp.	500	3,171
Janome Sewing Machine Company, Ltd.	1,200	7,004
Japan Asset Marketing Company, Ltd. (A)	14,200	14,970
Japan Aviation Electronics Industry, Ltd.	3,000	41,538
Japan Best Rescue System Company, Ltd.	1,800	17,983
Japan Cash Machine Company, Ltd.	700	3,949
Japan Display, Inc. (A)	45,300	23,430
Japan Elevator Service Holdings Company, Ltd.	1,100	38,368
Japan Investment Adviser Company, Ltd.	1,000	11,836
Japan Lifeline Company, Ltd.	2,600	34,499
Japan Material Company, Ltd.	2,200	30,846
Japan Medical Dynamic Marketing, Inc.	900	18,531
Japan Petroleum Exploration Company, Ltd. (C)	2,000	31,097
Japan Property Management Center Company, Ltd.	800	10,908
Japan Pulp & Paper Company, Ltd.	600	21,346
Japan Securities Finance Company, Ltd.	8,000	38,824
Japan Transcity Corp.	5,000	27,816
Jastec Company, Ltd.	400	5,351
JBCC Holdings, Inc.	1,900	30,791
JCU Corp. (C)	1,300	42,981
Jeol, Ltd. (C)	2,000	68,948
Jimoto Holdings, Inc.	980	10,552
JINS Holdings, Inc.	400	31,583
JM Holdings Company, Ltd. (C)	600	16,103
JMS Company, Ltd.	500	4,352
J-Oil Mills, Inc.	600	22,514
Joshin Denki Company, Ltd.	1,100	27,475
Joyful Honda Company, Ltd.	1,000	16,317
JSP Corp.	800	12,262
Juki Corp.	1,400	6,079
JVCKenwood Corp.	9,070	12,645
K&O Energy Group, Inc.	800	11,388
Kadokawa Corp.	1,036	27,453
Kaga Electronics Company, Ltd.	1,100	23,473
Kakiyasu Honten Company, Ltd.	800	19,808
Kameda Seika Company, Ltd.	700	35,928
Kamei Corp.	2,000	20,815
Kanaden Corp.	1,100	15,678
Kanagawa Chuo Kotsu Company, Ltd.	700	26,502
Kanamoto Company, Ltd.	1,900	43,321
Kandenko Company, Ltd.	2,700	22,054
Kaneka Corp.	2,100	58,831
Kanematsu Corp.	3,500	42,948
Kanematsu Electronics, Ltd.	700	28,433
Kansai Mirai Financial Group, Inc.	6,700	27,560
Kanto Denka Kogyo Company, Ltd.	2,000	13,836
Kasai Kogyo Company, Ltd.	1,000	3,376
Katakura Industries Company, Ltd.	1,700	19,906
Kato Sangyo Company, Ltd.	1,100	39,428
Kato Works Company, Ltd.	400	4,265
KAWADA TECHNOLOGIES, Inc.	200	9,237
Kawasaki Kisen Kaisha, Ltd. (A)	1,100	12,314
Keihanshin Building Company, Ltd. (C)	2,700	43,815
Keihin Corp. (A)	2,000	49,165
Keiyo Company, Ltd.	3,400	28,404
Kenedix, Inc.	10,800	56,868
Kenko Mayonnaise Company, Ltd.	900	15,753
KFC Holdings Japan, Ltd.	600	15,604
KH Neochem Company, Ltd.	900	21,140
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kimoto Company, Ltd.	3,000	$4,825
Kintetsu Department Store Company, Ltd.	400	12,414
Kintetsu World Express, Inc.	2,600	55,419
Kissei Pharmaceutical Company, Ltd.	1,100	24,874
Kitanotatsujin Corp.	3,300	17,113
Kito Corp.	1,800	21,125
Kitz Corp.	4,600	26,220
KLab, Inc. (A)	2,100	18,870
Koa Corp.	1,700	18,383
Koatsu Gas Kogyo Company, Ltd.	3,000	23,961
Kobe Electric Railway Company, Ltd. (A)(C)	300	10,671
Kobe Steel, Ltd. (A)	18,100	69,121
Kohnan Shoji Company, Ltd.	1,200	46,747
Kojima Company, Ltd.	3,000	15,741
Kokuyo Company, Ltd.	2,100	26,471
Komatsu Matere Company, Ltd.	2,000	16,956
KOMEDA Holdings Company, Ltd.	2,600	48,537
Komeri Company, Ltd.	1,500	47,409
Komori Corp.	3,700	25,930
Kondotec, Inc.	1,300	15,088
Konica Minolta, Inc. (C)	18,700	53,039
Konishi Company, Ltd.	2,200	32,232
Konoike Transport Company, Ltd.	2,600	28,616
Koshidaka Holdings Company, Ltd.	2,000	8,190
Kotobuki Spirits Company, Ltd.	500	25,720
Kourakuen Holdings Corp. (A)	1,100	19,323
Krosaki Harima Corp.	400	11,353
Kumagai Gumi Company, Ltd.	1,800	46,383
Kura Sushi, Inc.	500	27,260
Kurabo Industries, Ltd.	1,600	29,319
Kureha Corp.	1,100	47,731
Kurimoto, Ltd.	1,000	18,133
KYB Corp. (A)	1,600	33,190
Kyodo Printing Company, Ltd.	500	12,542
Kyoei Steel, Ltd.	1,800	23,137
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	30,625
Kyokuto Securities Company, Ltd.	2,300	13,343
Kyokuyo Company, Ltd.	700	18,604
KYORIN Holdings, Inc. (C)	1,900	38,515
Kyoritsu Maintenance Company, Ltd.	1,060	39,335
Kyosan Electric Manufacturing Company, Ltd.	2,000	9,257
Kyushu Financial Group, Inc.	13,800	64,728
LAC Company, Ltd.	1,400	17,084
Lacto Japan Company, Ltd.	800	29,276
LEC, Inc.	1,600	25,621
LIFULL Company, Ltd.	3,800	16,095
Link And Motivation, Inc.	2,300	8,687
Lintec Corp.	1,900	44,242
M&A Capital Partners Company, Ltd. (A)	600	28,283
Macnica Fuji Electronics Holdings, Inc.	3,250	59,584
Macromill, Inc.	2,300	16,634
Maeda Corp.	3,700	27,117
Maeda Kosen Company, Ltd.	1,100	28,580
Maeda Road Construction Company, Ltd.	600	10,989
Maezawa Kasei Industries Company, Ltd. (C)	1,100	10,224
Maezawa Kyuso Industries Company, Ltd.	900	19,669
Makino Milling Machine Company, Ltd.	1,200	42,190
Mandom Corp.	700	11,776
MarkLines Company, Ltd.	400	9,051

115

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mars Group Holdings Corp.	700	$11,792
Marubun Corp.	200	1,012
Marudai Food Company, Ltd.	1,600	26,453
Maruha Nichiro Corp.	1,500	34,418
Marusan Securities Company, Ltd.	4,700	20,198
Maruwa Company, Ltd.	600	55,653
Maruzen Company, Ltd.	800	13,645
Maruzen Showa Unyu Company, Ltd.	800	27,398
Marvelous, Inc.	1,400	10,665
Matsuda Sangyo Company, Ltd.	1,400	20,591
Matsuyafoods Holdings Company, Ltd.	700	24,352
Max Company, Ltd.	2,000	30,106
Maxell Holdings, Ltd. (A)	2,200	22,752
Maxvalu Tokai Company, Ltd.	1,100	26,583
MCJ Company, Ltd.	3,200	29,276
MEC Company, Ltd.	1,500	28,025
Medical Data Vision Company, Ltd. (A)	1,700	35,387
Megachips Corp.	1,100	30,092
Megmilk Snow Brand Company, Ltd.	1,800	43,572
Meidensha Corp.	1,800	27,729
Meiko Electronics Company, Ltd.	1,200	20,112
Meiko Network Japan Company, Ltd.	1,100	7,708
Meisei Industrial Company, Ltd.	3,000	24,457
Meitec Corp.	1,300	66,300
Meito Sangyo Company, Ltd. (C)	900	13,338
Menicon Company, Ltd.	600	40,106
METAWATER Company, Ltd.	1,600	35,001
Mie Kotsu Group Holdings, Inc. (C)	3,700	15,519
Milbon Company, Ltd.	812	43,095
Mimasu Semiconductor Industry Company, Ltd.	1,400	32,136
Ministop Company, Ltd. (C)	1,100	15,462
Mirait Holdings Corp.	4,240	65,095
Miroku Jyoho Service Company, Ltd.	700	14,633
Mitani Corp.	500	30,908
Mitani Sekisan Company, Ltd.	600	34,585
Mito Securities Company, Ltd. (C)	6,300	12,778
Mitsuba Corp. (A)	2,300	8,062
Mitsubishi Logisnext Company, Ltd.	1,000	9,085
Mitsubishi Paper Mills, Ltd.	2,600	8,598
Mitsubishi Pencil Company, Ltd.	600	7,833
Mitsubishi Research Institute, Inc.	500	21,072
Mitsubishi Shokuhin Company, Ltd.	200	5,268
Mitsubishi Steel Manufacturing Company, Ltd. (A)	1,000	5,472
Mitsuboshi Belting, Ltd.	1,000	16,273
Mitsui E&S Holdings Company, Ltd. (A)	4,600	16,540
Mitsui High-Tec, Inc.	900	17,980
Mitsui Matsushima Holdings Company, Ltd.	1,000	7,036
Mitsui Mining & Smelting Company, Ltd.	2,500	60,789
Mitsui Sugar Company, Ltd.	1,000	18,534
Mitsui-Soko Holdings Company, Ltd. (C)	2,200	38,525
Mitsuuroko Group Holdings Company, Ltd.	3,200	41,205
Mixi, Inc. (C)	1,800	48,532
Mizuho Leasing Company, Ltd.	1,900	48,896
Mizuno Corp.	1,400	25,335
Modec, Inc.	1,700	26,491
Monex Group, Inc.	10,400	26,323
Morinaga & Company, Ltd.	100	3,946
Morinaga Milk Industry Company, Ltd.	1,400	73,821
Morita Holdings Corp. (C)	2,200	42,923
MrMax Holdings, Ltd.	1,700	15,471
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Musashi Seimitsu Industry Company, Ltd.	2,600	$27,515
N Field Company, Ltd.	1,300	8,698
Nachi-Fujikoshi Corp.	600	21,117
Nagase & Company, Ltd.	3,600	50,424
Nagatanien Holdings Company, Ltd.	1,000	23,571
Nagawa Company, Ltd.	300	24,346
Nakamuraya Company, Ltd.	300	11,954
Nakanishi, Inc.	1,300	23,227
Nakayama Steel Works, Ltd.	1,100	3,738
Namura Shipbuilding Company, Ltd.	3,252	4,953
NEC Capital Solutions, Ltd.	800	14,318
Neturen Company, Ltd.	2,300	11,651
Nextage Company, Ltd.	2,300	25,170
NHK Spring Company, Ltd.	7,200	46,100
Nice Corp. (A)	600	8,407
Nichias Corp.	2,400	56,805
Nichiban Company, Ltd. (C)	700	10,941
Nichicon Corp.	3,400	26,087
Nichiden Corp.	600	13,162
Nichiha Corp.	1,600	48,083
Nichi-iko Pharmaceutical Company, Ltd. (C)	3,100	35,239
Nichireki Company, Ltd.	2,000	32,332
Nichirin Company, Ltd.	1,040	13,233
Nihon Chouzai Company, Ltd.	800	12,950
Nihon Dempa Kogyo Company, Ltd. (A)	1,800	6,322
Nihon Flush Company, Ltd.	1,000	13,259
Nihon House Holdings Company, Ltd.	1,000	2,678
Nihon Kagaku Sangyo Company, Ltd. (C)	1,000	9,724
Nihon Nohyaku Company, Ltd. (C)	4,000	19,526
Nihon Parkerizing Company, Ltd. (C)	3,900	38,206
Nihon Tokushu Toryo Company, Ltd.	1,000	9,330
Nikkiso Company, Ltd.	2,100	21,409
Nikkon Holdings Company, Ltd. (C)	2,900	62,868
Nippon Air Conditioning Services Company, Ltd.	1,600	11,277
Nippon Beet Sugar Manufacturing Company, Ltd.	900	15,901
Nippon Carbon Company, Ltd.	500	17,776
Nippon Chemical Industrial Company, Ltd.	700	15,424
Nippon Chemi-Con Corp. (A)	1,100	14,831
Nippon Coke & Engineering Company, Ltd. (C)	18,000	10,649
Nippon Concrete Industries Company, Ltd.	2,600	8,434
Nippon Denko Company, Ltd. (A)	6,530	13,210
Nippon Densetsu Kogyo Company, Ltd.	2,100	44,090
Nippon Electric Glass Company, Ltd.	3,400	63,538
Nippon Fine Chemical Company, Ltd. (C)	800	12,881
Nippon Flour Mills Company, Ltd.	2,700	44,457
Nippon Gas Company, Ltd.	1,800	90,973
Nippon Hume Corp.	2,000	15,248
Nippon Kayaku Company, Ltd. (C)	2,300	20,271
Nippon Kodoshi Corp.	800	9,323
Nippon Koei Company, Ltd.	1,000	27,124
Nippon Light Metal Holdings Company, Ltd.	2,820	44,726
Nippon Paper Industries Company, Ltd. (C)	3,600	44,713
Nippon Parking Development Company, Ltd.	8,400	10,464

116

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Pillar Packing Company, Ltd.	1,500	$22,818
Nippon Seiki Company, Ltd.	3,000	32,855
Nippon Sharyo, Ltd. (A)	600	16,040
Nippon Sheet Glass Company, Ltd. (A)	5,800	21,149
Nippon Signal Company, Ltd.	3,000	29,675
Nippon Soda Company, Ltd.	1,600	45,799
Nippon Steel Trading Corp. (C)	972	27,767
Nippon Suisan Kaisha, Ltd.	10,700	45,549
Nippon Thompson Company, Ltd.	4,700	16,754
Nippon Yakin Kogyo Company, Ltd.	1,000	14,831
Nipro Corp.	4,100	47,870
Nishikawa Rubber Company, Ltd.	800	10,283
Nishimatsu Construction Company, Ltd.	3,200	63,563
Nishimatsuya Chain Company, Ltd.	2,900	39,464
Nishi-Nippon Financial Holdings, Inc.	7,000	48,829
Nishi-Nippon Railroad Company, Ltd.	600	17,375
Nishio Rent All Company, Ltd.	800	17,011
Nissan Shatai Company, Ltd.	3,400	29,845
Nissei ASB Machine Company, Ltd.	500	20,199
Nissei Plastic Industrial Company, Ltd.	1,600	13,829
Nissha Company, Ltd.	2,300	28,709
Nisshinbo Holdings, Inc.	9,268	63,217
Nissin Corp.	1,400	21,286
Nissin Electric Company, Ltd.	3,400	36,380
Nissin Kogyo Company, Ltd. (A)	2,100	44,734
Nissin Sugar Company, Ltd.	1,100	19,622
Nitta Corp.	1,300	28,765
Nittan Valve Company, Ltd.	1,200	2,409
Nittetsu Mining Company, Ltd.	300	13,252
Nitto Kogyo Corp.	1,600	31,794
Nitto Kohki Company, Ltd.	1,000	19,852
Nitto Seiko Company, Ltd.	1,700	7,975
Nohmi Bosai, Ltd. (C)	1,300	29,817
Nojima Corp.	1,600	43,180
NOK Corp.	1,500	15,649
Nomura Company, Ltd.	3,000	22,320
Noritake Company, Ltd.	700	22,048
Noritsu Koki Company, Ltd.	1,000	15,530
Noritz Corp.	2,100	30,241
North Pacific Bank, Ltd.	20,300	44,278
NS Tool Company, Ltd.	400	8,688
NS United Kaiun Kaisha, Ltd.	800	11,017
NSD Company, Ltd.	3,000	58,925
NTN Corp. (A)	18,400	34,652
Obara Group, Inc. (C)	600	20,230
Ohsho Food Service Corp.	700	39,573
Oiles Corp.	1,380	20,076
Oisix ra daichi, Inc. (A)	1,200	38,852
Okabe Company, Ltd.	2,600	20,111
Okamoto Industries, Inc.	600	23,450
Okamura Corp.	3,700	26,125
Okasan Securities Group, Inc.	7,000	23,100
Oki Electric Industry Company, Ltd.	4,700	50,733
Okinawa Cellular Telephone Company	400	15,227
OKUMA Corp.	700	32,845
Okumura Corp.	1,600	40,170
Okura Industrial Company, Ltd.	800	12,071
Okuwa Company, Ltd.	1,000	14,291
Onoken Company, Ltd.	1,500	16,020
Onward Holdings Company, Ltd.	7,100	18,394
Open Door, Inc. (A)	600	7,848
Optex Group Company, Ltd.	1,400	22,579
Organo Corp.	600	32,531
Orient Corp.	17,800	19,251
Origin Company, Ltd. (C)	600	8,046
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Osaka Organic Chemical Industry, Ltd.	1,400	$37,249
Osaka Soda Company, Ltd.	800	19,470
Osaka Steel Company, Ltd.	700	7,022
OSAKA Titanium Technologies Company, Ltd.	800	6,822
Osaki Electric Company, Ltd.	3,000	17,467
OSG Corp.	2,400	38,456
OSJB Holdings Corp.	7,600	17,757
Outsourcing, Inc.	4,500	41,758
Oyo Corp.	1,300	15,426
Pacific Industrial Company, Ltd.	3,000	27,578
Pacific Metals Company, Ltd.	1,100	16,470
PAL GROUP Holdings Company, Ltd.	1,400	14,903
Paramount Bed Holdings Company, Ltd.	800	33,066
Paris Miki Holdings, Inc.	1,100	3,078
PC Depot Corp.	1,700	11,189
Penta-Ocean Construction Company, Ltd.	13,900	91,133
Pilot Corp.	700	20,583
Piolax, Inc.	2,100	31,266
Poletowin Pitcrew Holdings, Inc.	2,000	18,056
Press Kogyo Company, Ltd.	7,000	19,913
Pressance Corp.	1,800	23,908
Prestige International, Inc.	5,000	45,382
Prima Meat Packers, Ltd.	2,000	61,666
Pronexus, Inc.	600	7,105
Prospect Company, Ltd.	33,000	11,386
Proto Corp.	400	4,844
PS Mitsubishi Construction Company, Ltd.	2,600	15,000
Punch Industry Company, Ltd.	1,300	5,159
Qol Holdings Company, Ltd.	1,400	16,106
Raito Kogyo Company, Ltd.	2,400	36,168
Raiznext Corp.	3,300	41,227
Raysum Company, Ltd.	1,600	14,331
Relia, Inc.	2,100	26,504
Renaissance, Inc.	500	4,478
Resorttrust, Inc.	3,700	56,385
Restar Holdings Corp.	1,600	33,071
Retail Partners Company, Ltd.	300	5,007
Rheon Automatic Machinery Company, Ltd.	1,500	16,217
Ricoh Leasing Company, Ltd.	800	21,648
Riken Corp.	600	15,458
Riken Keiki Company, Ltd.	400	11,054
Riken Technos Corp.	3,000	12,072
Riken Vitamin Company, Ltd.	1,400	28,612
Riso Kagaku Corp.	500	6,921
Riso Kyoiku Company, Ltd.	9,300	25,539
Rock Field Company, Ltd. (C)	1,000	14,029
Rokko Butter Company, Ltd.	600	10,754
Roland DG Corp.	900	11,731
Rorze Corp.	400	19,015
Round One Corp. (C)	4,100	32,924
Royal Holdings Company, Ltd.	900	15,556
RS Technologies Company, Ltd.	400	12,831
Ryobi, Ltd.	1,400	15,716
Ryoden Corp.	1,500	21,920
Ryosan Company, Ltd.	1,500	30,073
Ryoyo Electro Corp. (C)	1,600	44,445
S Foods, Inc.	500	13,946
S&B Foods, Inc.	600	27,642
Sac's Bar Holdings, Inc.	600	3,300
Saibu Gas Company, Ltd.	1,900	47,763
Saizeriya Company, Ltd.	1,100	22,413
Sakai Chemical Industry Company, Ltd.	1,400	27,368

117

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sakai Moving Service Company, Ltd.	500	$24,496
Sakata INX Corp.	3,100	31,107
Sala Corp.	3,000	16,940
SAMTY Company, Ltd.	1,600	24,129
San ju San Financial Group, Inc.	1,700	22,198
San-A Company, Ltd.	600	26,450
San-Ai Oil Company, Ltd. (C)	3,500	33,479
Sanden Holdings Corp. (A)	1,400	4,050
Sangetsu Corp.	2,100	32,374
Sanken Electric Company, Ltd.	1,400	32,886
Sanki Engineering Company, Ltd.	2,000	21,923
Sankyo Company, Ltd.	1,400	36,660
Sankyo Seiko Company, Ltd.	3,200	13,709
Sankyo Tateyama, Inc.	2,500	23,401
Sanoh Industrial Company, Ltd. (C)	2,600	14,113
Sanwa Holdings Corp.	1,500	15,905
Sanyo Chemical Industries, Ltd.	600	28,055
Sanyo Denki Company, Ltd.	400	18,390
Sanyo Electric Railway Company, Ltd. (C)	1,600	33,475
Sanyo Shokai, Ltd.	700	4,005
Sanyo Special Steel Company, Ltd. (A)	1,400	13,378
Sapporo Holdings, Ltd.	2,700	48,561
Sato Holdings Corp.	1,700	36,302
Sawada Holdings Company, Ltd.	1,000	8,348
SBS Holdings, Inc.	1,300	27,161
Seika Corp.	500	7,048
Seikagaku Corp.	1,700	17,890
Seikitokyu Kogyo Company, Ltd.	1,600	12,196
Seiko Holdings Corp.	1,400	18,941
Seiren Company, Ltd.	2,700	39,768
Sekisui Jushi Corp.	1,600	33,638
Sekisui Kasei Company, Ltd.	2,500	14,488
Senko Group Holdings Company, Ltd.	4,700	43,821
Senshu Electric Company, Ltd.	500	15,469
Senshu Ikeda Holdings, Inc.	17,200	28,714
Senshukai Company, Ltd.	3,300	12,333
Shibaura Electronics Company, Ltd.	500	10,281
Shibaura Machine Company, Ltd.	1,600	33,206
Shibuya Corp.	800	27,689
Shikibo, Ltd.	1,100	10,289
Shikoku Chemicals Corp.	3,000	33,369
Shikoku Electric Power Company, Inc.	5,600	42,703
Shima Seiki Manufacturing, Ltd.	1,200	18,963
Shimachu Company, Ltd. (C)	2,300	77,802
Shinagawa Refractories Company, Ltd. (C)	600	13,927
Shindengen Electric Manufacturing Company, Ltd.	500	9,559
Shin-Etsu Polymer Company, Ltd.	3,000	25,593
Shinko Electric Industries Company, Ltd.	1,300	22,780
Shinko Shoji Company, Ltd.	3,200	27,888
Shinmaywa Industries, Ltd.	2,400	20,721
Shinnihon Corp.	2,500	21,831
Shinoken Group Company, Ltd.	2,000	18,755
Shinwa Company, Ltd. (Nagoya)	700	14,918
Shizuoka Gas Company, Ltd.	4,500	39,984
Shoei Company, Ltd.	1,200	39,876
Shoei Foods Corp.	700	28,961
Showa Corp. (A)	1,900	41,342
Showa Sangyo Company, Ltd. (C)	1,000	33,341
SIGMAXYZ, Inc. (C)	900	14,820
Siix Corp.	1,600	18,843
Sinanen Holdings Company, Ltd.	800	24,239
Sinfonia Technology Company, Ltd.	1,600	18,273
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sinko Industries, Ltd.	1,500	$20,940
Sintokogio, Ltd.	3,400	22,891
SKY Perfect JSAT Holdings, Inc. (C)	10,300	45,015
SMK Corp.	300	8,129
SMS Company, Ltd.	1,500	43,555
Sodick Company, Ltd.	2,400	16,963
Software Service, Inc.	200	21,075
Soken Chemical & Engineering Company, Ltd.	800	11,436
Solasto Corp.	1,500	19,660
Space Value Holdings Company, Ltd.	2,000	9,637
Sparx Group Company, Ltd.	7,400	15,960
SRA Holdings	600	13,784
St. Marc Holdings Company, Ltd.	800	11,748
Star Mica Holdings Company, Ltd.	1,100	13,972
Star Micronics Company, Ltd.	2,300	30,536
Starts Corp., Inc.	1,900	41,722
Starzen Company, Ltd.	300	11,853
Stella Chemifa Corp.	800	22,709
Strike Company, Ltd.	700	41,136
Studio Alice Company, Ltd.	900	14,400
Sugimoto & Company, Ltd.	700	13,098
Sumida Corp.	1,600	11,285
Suminoe Textile Company, Ltd.	500	10,445
Sumitomo Bakelite Company, Ltd.	1,200	33,060
Sumitomo Densetsu Company, Ltd.	1,300	30,561
Sumitomo Mitsui Construction Company, Ltd.	6,000	24,408
Sumitomo Osaka Cement Company, Ltd.	2,200	71,140
Sumitomo Riko Company, Ltd.	2,400	12,849
Sumitomo Seika Chemicals Company, Ltd.	500	16,160
Sun Frontier Fudousan Company, Ltd.	2,200	18,447
SWCC Showa Holdings Company, Ltd.	2,400	27,808
Systena Corp.	1,700	29,654
Syuppin Company, Ltd.	1,200	9,375
T Hasegawa Company, Ltd.	1,600	32,174
T RAD Company, Ltd.	500	6,252
T&K Toka Company, Ltd.	1,600	13,461
Tachibana Eletech Company, Ltd.	1,360	24,434
Tachi-S Company, Ltd.	2,400	22,202
Tadano, Ltd. (C)	6,000	49,157
Taihei Dengyo Kaisha, Ltd.	1,500	33,642
Taiho Kogyo Company, Ltd.	1,200	6,438
Taikisha, Ltd.	900	24,964
Taiko Pharmaceutical Company, Ltd.	1,200	25,756
Taisei Lamick Company, Ltd.	500	13,365
Taiyo Holdings Company, Ltd.	1,000	52,365
Takamatsu Construction Group Company, Ltd.	1,000	21,883
Takaoka Toko Company, Ltd.	700	7,132
Takara Leben Company, Ltd.	6,300	18,668
Takara Standard Company, Ltd.	2,200	29,612
Takasago International Corp.	1,200	24,900
Takasago Thermal Engineering Company, Ltd.	1,700	24,416
Takashimaya Company, Ltd.	5,600	44,391
Take And Give Needs Company, Ltd.	200	1,131
Takeei Corp.	700	6,689
Takeuchi Manufacturing Company, Ltd.	2,200	43,758
Takihyo Company, Ltd.	600	10,832
Takuma Company, Ltd.	2,300	39,388
Tamron Company, Ltd.	1,500	23,753
Tamura Corp.	6,000	30,609
Tanseisha Company, Ltd.	1,100	7,439

118

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	$24,468
Tayca Corp.	1,500	20,617
TechMatrix Corp.	2,400	52,277
TechnoPro Holdings, Inc.	200	12,522
Teikoku Electric Manufacturing Company, Ltd.	1,700	17,607
Teikoku Sen-I Company, Ltd.	500	12,705
Tekken Corp.	800	16,012
Tenma Corp.	1,000	16,864
T-Gaia Corp. (C)	900	16,938
The 77 Bank, Ltd. (C)	2,800	43,230
The Aichi Bank, Ltd.	600	17,335
The Akita Bank, Ltd.	1,100	16,561
The Aomori Bank, Ltd.	1,700	40,532
The Awa Bank, Ltd.	2,200	54,164
The Bank of Iwate, Ltd.	1,100	26,582
The Bank of Nagoya, Ltd.	1,100	26,739
The Bank of Okinawa, Ltd.	1,640	49,073
The Bank of Saga, Ltd.	1,000	12,441
The Chiba Kogyo Bank, Ltd.	3,200	7,609
The Chugoku Bank, Ltd.	5,700	54,654
The Chukyo Bank, Ltd.	900	18,144
The Ehime Bank, Ltd.	2,100	23,560
The First Bank of Toyama, Ltd.	2,800	8,295
The Fukui Bank, Ltd.	1,800	30,386
The Fukushima Bank, Ltd. (C)	2,100	4,892
The Gunma Bank, Ltd. (C)	14,200	47,346
The Hachijuni Bank, Ltd.	14,100	55,459
The Hiroshima Bank, Ltd. (B)	7,000	39,884
The Hokkoku Bank, Ltd.	1,500	44,139
The Hyakugo Bank, Ltd.	16,000	50,060
The Hyakujushi Bank, Ltd.	1,700	28,851
The Iyo Bank, Ltd.	9,200	60,989
The Japan Steel Works, Ltd. (C)	2,600	45,740
The Japan Wool Textile Company, Ltd.	4,000	38,681
The Juroku Bank, Ltd.	1,700	32,423
The Keiyo Bank, Ltd.	4,400	20,402
The Kinki Sharyo Company, Ltd. (A)	300	3,905
The Kita-Nippon Bank, Ltd.	700	13,706
The Kiyo Bank, Ltd.	3,800	58,687
The Michinoku Bank, Ltd.	1,400	18,010
The Miyazaki Bank, Ltd.	1,000	22,865
The Monogatari Corp.	400	39,462
The Musashino Bank, Ltd.	1,700	25,321
The Nagano Bank, Ltd.	800	11,074
The Nanto Bank, Ltd.	2,000	37,035
The Nippon Road Company, Ltd.	500	36,662
The Nisshin Oillio Group, Ltd.	1,200	36,244
The Ogaki Kyoritsu Bank, Ltd.	1,600	36,281
The Oita Bank, Ltd.	900	20,919
The Okinawa Electric Power Company, Inc.	1,990	31,176
The Pack Corp.	800	23,605
The San-In Godo Bank, Ltd.	8,000	43,092
The Shibusawa Warehouse Company, Ltd.	1,000	22,432
The Shiga Bank, Ltd.	2,200	51,587
The Shikoku Bank, Ltd. (C)	2,800	19,820
The Shimizu Bank, Ltd.	500	8,990
The Sumitomo Warehouse Company, Ltd.	3,324	42,147
The Tochigi Bank, Ltd.	8,000	13,860
The Toho Bank, Ltd. (C)	12,000	26,410
The Tohoku Bank, Ltd.	400	4,613
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Tottori Bank, Ltd.	400	$4,873
The Towa Bank, Ltd.	2,900	19,942
The Yamagata Bank, Ltd.	2,000	25,974
The Yamanashi Chuo Bank, Ltd.	2,000	15,706
Tigers Polymer Corp.	1,000	4,101
TKC Corp.	900	58,457
Toa Corp. (Hyogo)	1,400	11,415
Toa Corp. (Tokyo)	1,200	19,277
Toagosei Company, Ltd.	6,900	73,948
Tobishima Corp.	720	7,455
TOC Company, Ltd. (C)	3,400	21,110
Tocalo Company, Ltd.	3,200	33,795
Toda Kogyo Corp. (A)	300	6,890
Toei Company, Ltd.	200	33,312
Toenec Corp.	600	20,465
Toho Company, Ltd.	600	12,027
Toho Holdings Company, Ltd.	2,400	51,755
Toho Titanium Company, Ltd.	3,000	19,342
Toho Zinc Company, Ltd. (A)	800	15,383
Tokai Corp.	1,200	23,735
TOKAI Holdings Corp.	4,000	39,504
Tokai Rika Company, Ltd.	3,300	49,343
Tokai Tokyo Financial Holdings, Inc.	11,500	29,924
Token Corp.	610	45,090
Tokushu Tokai Paper Company, Ltd.	600	28,519
Tokuyama Corp.	2,600	62,668
Tokyo Base Company, Ltd. (A)	900	3,399
Tokyo Dome Corp.	5,500	39,578
Tokyo Energy & Systems, Inc.	2,000	14,199
Tokyo Keiki, Inc.	1,000	8,951
Tokyo Kiraboshi Financial Group, Inc.	1,936	20,860
Tokyo Ohka Kogyo Company, Ltd.	300	15,534
Tokyo Rakutenchi Company, Ltd.	200	8,865
Tokyo Rope Manufacturing Company, Ltd. (A)	700	3,478
Tokyo Seimitsu Company, Ltd.	1,800	57,335
Tokyo Steel Manufacturing Company, Ltd.	5,100	34,752
Tokyo Tekko Company, Ltd.	800	13,473
Tokyo Theatres Company, Inc.	900	10,962
Tokyotokeiba Company, Ltd.	600	30,476
Tokyu Construction Company, Ltd.	3,900	17,055
Tomato Bank, Ltd.	1,100	12,773
Tomen Devices Corp.	200	7,751
Tomoe Corp.	2,200	8,285
Tomoe Engineering Company, Ltd.	800	15,999
Tomoku Company, Ltd.	500	7,977
TOMONY Holdings, Inc.	10,600	34,391
Tomy Company, Ltd.	4,500	38,808
Tonami Holdings Company, Ltd.	500	31,018
Topcon Corp.	4,700	43,176
Toppan Forms Company, Ltd. (C)	3,400	32,367
Topre Corp.	2,300	24,833
Topy Industries, Ltd. (A)	1,300	14,169
Toridoll Holdings Corp. (C)	2,800	38,016
Torii Pharmaceutical Company, Ltd.	1,100	31,149
Torikizoku Company, Ltd. (C)	500	7,063
Torishima Pump Manufacturing Company, Ltd.	900	7,038
Tosei Corp.	3,700	34,443
Toshiba TEC Corp.	500	20,963
Tosho Company, Ltd.	800	9,850
Totetsu Kogyo Company, Ltd.	1,000	27,006
Towa Corp.	1,300	14,379
Towa Pharmaceutical Company, Ltd.	1,500	30,104

119

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyo Construction Company, Ltd.	3,100	$12,127
Toyo Denki Seizo KK	600	6,554
Toyo Engineering Corp. (A)	2,200	7,121
Toyo Ink SC Holdings Company, Ltd.	2,200	42,134
Toyo Kanetsu KK	400	8,651
Toyo Securities Company, Ltd.	6,000	6,579
Toyo Tanso Company, Ltd.	1,000	16,874
Toyo Tire Corp.	2,300	37,257
Toyo Wharf & Warehouse Company, Ltd.	600	8,673
Toyobo Company, Ltd.	4,993	68,782
TPR Company, Ltd.	1,400	17,061
Trancom Company, Ltd.	600	43,350
Tri Chemical Laboratories, Inc.	300	35,015
Trusco Nakayama Corp.	1,600	40,509
TS Tech Company, Ltd.	800	22,618
TSI Holdings Company, Ltd.	5,270	16,259
Tsubaki Nakashima Company, Ltd.	2,300	17,515
Tsubakimoto Chain Company (C)	1,600	37,640
Tsugami Corp.	3,000	35,232
Tsukishima Kikai Company, Ltd.	2,000	24,343
Tsukuba Bank, Ltd.	5,700	10,893
Tsukui Corp.	4,800	26,958
Tsurumi Manufacturing Company, Ltd.	1,000	17,350
Tsutsumi Jewelry Company, Ltd.	700	16,688
TV Asahi Holdings Corp.	700	11,116
Tv Tokyo Holdings Corp.	1,100	25,157
UACJ Corp.	1,903	31,406
Ube Industries, Ltd. (C)	4,400	74,304
Uchida Yoko Company, Ltd.	400	19,886
Ulvac, Inc.	1,900	69,236
Uniden Holdings Corp. (A)	400	6,658
Union Tool Company	700	21,390
Unipres Corp.	2,600	21,251
United Arrows, Ltd.	1,200	17,450
United Super Markets Holdings, Inc.	2,400	28,940
UNITED, Inc.	1,300	18,178
Unitika, Ltd. (A)	5,900	20,198
Universal Entertainment Corp. (A)	800	14,622
Ushio, Inc.	5,200	66,207
UT Group Company, Ltd. (A)	1,500	51,222
V Technology Company, Ltd. (C)	400	16,900
Valor Holdings Company, Ltd.	1,700	47,049
Valqua, Ltd.	1,000	18,062
ValueCommerce Company, Ltd.	900	30,185
Vector, Inc. (A)(C)	3,100	31,644
Vision, Inc. (A)	1,500	11,698
Vital KSK Holdings, Inc.	3,500	36,235
VT Holdings Company, Ltd.	6,600	25,581
Wacoal Holdings Corp.	1,900	35,944
Wacom Company, Ltd.	4,600	30,377
Wakachiku Construction Company, Ltd.	900	10,330
Wakita & Company, Ltd.	4,000	40,131
Warabeya Nichiyo Holdings Company, Ltd.	900	13,360
Watahan & Company, Ltd.	600	9,216
WATAMI Company, Ltd.	900	8,489
WDB Holdings Company, Ltd.	700	20,505
Weathernews, Inc.	500	28,445
West Holdings Corp.	1,690	46,237
WIN-Partners Company, Ltd.	1,000	9,804
World Holdings Company, Ltd.	600	11,949
Xebio Holdings Company, Ltd.	2,800	20,261
Yahagi Construction Company, Ltd.	2,000	17,741
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yaizu Suisankagaku Industry Company, Ltd.	1,100	$10,754
YAKUODO Holdings Company, Ltd.	700	17,571
YAMABIKO Corp.	2,400	29,366
YAMADA Consulting Group Company, Ltd.	1,100	12,656
Yamaguchi Financial Group, Inc.	7,000	45,500
Yamaichi Electronics Company, Ltd.	1,700	20,929
YA-MAN, Ltd.	1,700	25,410
Yamato Kogyo Company, Ltd.	2,100	51,429
Yamazen Corp.	3,900	39,520
Yasuda Logistics Corp.	1,400	12,561
Yellow Hat, Ltd.	2,000	33,437
Yodogawa Steel Works, Ltd. (C)	1,200	21,494
Yokogawa Bridge Holdings Corp.	2,100	39,016
Yokohama Reito Company, Ltd.	2,900	25,178
Yokowo Company, Ltd.	1,200	31,529
Yomeishu Seizo Company, Ltd.	500	8,857
Yomiuri Land Company, Ltd. (C)	200	8,002
Yondenko Corp.	600	13,619
Yondoshi Holdings, Inc.	1,300	21,752
Yorozu Corp.	1,800	18,005
Yoshinoya Holdings Company, Ltd.	1,200	22,471
Yuasa Trading Company, Ltd.	1,100	34,375
Yumeshin Holdings Company, Ltd. (C)	2,200	14,493
Yurtec Corp.	2,000	12,272
Yushiro Chemical Industry Company, Ltd.	1,100	13,871
Zenrin Company, Ltd.	1,950	21,002
ZIGExN Company, Ltd.	3,400	11,184
		25,044,314
Jersey, Channel Islands - 0.2%
Atrium European Real Estate, Ltd. (A)	9,620	26,835
Centamin PLC	71,818	187,495
Sanne Group PLC	1,649	13,966
		228,296
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	41,090
VP Bank AG	188	23,094
		64,184
Luxembourg - 0.3%
APERAM SA	2,726	76,702
Befesa SA (D)	372	14,925
Corestate Capital Holding SA (A)(C)	623	12,196
Grand City Properties SA	5,163	124,682
IVS Group SA (A)	880	5,054
L'Occitane International SA	17,000	29,751
Shurgard Self Storage SA	331	14,439
Stabilus SA	1,018	59,593
		337,342
Macau - 0.0%
Macau Legend Development, Ltd. (A)	129,000	17,547
Malaysia - 0.1%
Lynas Corp., Ltd. (A)	41,228	69,397
Malta - 0.1%
Kindred Group PLC	8,254	59,763
Monaco - 0.2%
Endeavour Mining Corp. (A)	5,953	148,205
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	273	19,676
		167,881
Netherlands - 3.0%
Aalberts NV	6,065	218,096

120

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Accell Group NV (A)	1,883	$52,234
Aegon NV (C)	21,151	54,746
Aegon NV, NYRS (C)	14,547	37,235
Altice Europe NV (A)	22,298	106,164
AMG Advanced Metallurgical Group NV	1,350	22,258
Amsterdam Commodities NV	1,174	25,673
Arcadis NV (A)	5,371	116,576
ASM International NV	1,464	209,855
ASR Nederland NV	6,590	221,645
Basic-Fit NV (A)(D)	1,607	38,288
BE Semiconductor Industries NV	3,676	157,598
Beter Bed Holding NV (A)	1,056	3,394
Boskalis Westminster (A)	4,705	93,336
Brack Capital Properties NV (A)	230	17,002
Brunel International NV (A)	1,126	8,536
Corbion NV	2,691	123,748
Euronext NV (D)	1,976	247,527
Flow Traders (D)	1,631	65,179
ForFarmers NV	2,398	14,661
Fugro NV (A)(C)	4,374	17,098
GrandVision NV (D)	2,427	67,746
Heijmans NV (A)(C)	2,023	17,218
Hunter Douglas NV (A)	312	18,184
IMCD NV	2,703	321,483
Innoconcepts NV (A)(B)	10,527	0
Intertrust NV (D)	3,549	60,412
Kendrion NV (A)(C)	1,093	19,223
Koninklijke BAM Groep NV (A)(C)	15,496	19,572
Koninklijke Vopak NV	767	43,170
Nedap N.V. (A)	225	11,179
OCI NV (A)	1,346	17,252
Ordina NV (A)	5,537	14,680
PostNL NV (A)	35,264	107,060
SBM Offshore NV	9,689	154,556
Shop Apotheke Europe NV (A)(D)	216	37,626
SIF Holding NV (A)(C)	504	8,837
Signify NV (A)(D)	6,210	229,691
Sligro Food Group NV (A)	1,151	20,557
TKH Group NV	1,730	63,117
TomTom NV (A)	3,258	24,421
Van Lanschot Kempen NV	1,125	20,693
		3,127,526
New Zealand - 0.7%
Air New Zealand, Ltd. (A)	12,658	11,547
Arvida Group, Ltd.	10,871	12,216
Chorus, Ltd.	21,963	125,842
Fletcher Building, Ltd. (A)	2,060	5,271
Freightways, Ltd.	5,543	28,550
Genesis Energy, Ltd.	23,523	45,846
Gentrack Group, Ltd. (C)	3,060	2,501
Hallenstein Glasson Holdings, Ltd.	3,354	12,104
Heartland Group Holdings, Ltd.	17,002	14,342
Infratil, Ltd.	19,272	63,863
Kathmandu Holdings, Ltd. (A)	13,663	11,392
Metlifecare, Ltd. (A)	10,897	43,126
NZME, Ltd. (A)	13,259	4,343
NZX, Ltd.	13,699	14,726
Oceania Healthcare, Ltd.	34,442	26,237
PGG Wrightson, Ltd.	819	1,458
Restaurant Brands New Zealand, Ltd. (A)	886	6,989
Sanford, Ltd.	2,767	10,448
Scales Corp., Ltd.	5,176	16,789
Skellerup Holdings, Ltd.	7,637	14,853
SKY Network Television, Ltd. (A)	75,182	7,084
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
SKYCITY Entertainment Group, Ltd.	31,778	$63,053
Summerset Group Holdings, Ltd.	7,472	44,688
Synlait Milk, Ltd. (A)	4,590	16,695
The New Zealand Refining Company, Ltd. (A)	11,354	4,588
The Warehouse Group, Ltd.	9,894	14,245
Tourism Holdings, Ltd.	6,508	9,613
TOWER, Ltd. (A)	12,717	5,073
Vista Group International, Ltd. (A)	7,682	8,461
Z Energy, Ltd.	13,725	25,015
		670,958
Norway - 1.0%
ABG Sundal Collier Holding ASA	13,972	7,988
AF Gruppen ASA	989	18,187
Akastor ASA (A)	6,104	3,921
Aker Solutions ASA (A)	8,985	8,854
American Shipping Company ASA (A)	1,661	5,136
Atea ASA (A)	4,256	52,438
Austevoll Seafood ASA	2,238	18,640
Axactor SE (A)	11,423	9,086
B2Holding ASA (A)	4,699	3,171
Bonheur ASA	1,672	39,564
Borregaard ASA	5,508	84,631
BW Offshore, Ltd.	4,568	12,933
DNO ASA (C)	36,835	18,268
Europris ASA (D)	10,396	53,297
Fjordkraft Holding ASA (D)	3,193	31,002
FLEX LNG, Ltd. (C)	1,570	8,900
Frontline, Ltd.	5,015	33,022
Grieg Seafood ASA	2,264	20,685
Hexagon Composites ASA (A)	9,323	51,826
Hoegh LNG Holdings, Ltd.	2,568	2,776
IDEX Biometrics ASA (A)	19,564	4,151
Kvaerner ASA (A)	11,623	9,314
NEL ASA (A)	31,894	57,986
Nordic Nanovector ASA (A)	2,098	3,544
Nordic Semiconductor ASA (A)	7,334	75,660
Norway Royal Salmon ASA	1,027	23,561
Norwegian Air Shuttle ASA (A)(C)	6,144	615
Norwegian Finans Holding ASA (A)	5,444	39,651
Norwegian Property ASA	8,366	9,984
Ocean Yield ASA	4,830	11,600
Odfjell Drilling, Ltd. (A)	4,970	5,756
Olav Thon Eiendomsselskap ASA (A)	577	8,618
Otello Corp. ASA (A)(C)	6,623	11,296
PGS ASA (A)	19,660	5,792
Protector Forsikring ASA (A)	4,177	20,465
Sbanken ASA (A)(D)	5,201	37,589
Selvaag Bolig ASA	1,842	10,215
SpareBank 1 SR-Bank ASA	2,944	24,363
TGS NOPEC Geophysical Company ASA	3,905	47,657
Treasure ASA	3,110	4,431
Veidekke ASA (A)	4,419	56,885
Wilh Wilhelmsen Holding ASA, Class A	862	11,764
XXL ASA (A)(D)	4,462	12,573
		977,795
Peru - 0.0%
Hochschild Mining PLC (A)	16,530	46,612
Portugal - 0.3%
Altri SGPS SA (C)	3,125	13,724
Banco Comercial Portugues SA (A)	530,269	49,981
CTT-Correios de Portugal SA (A)	8,914	26,346
Mota-Engil SGPS SA (A)(C)	5,636	7,159

121

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal (continued)
NOS SGPS SA	13,982	$49,574
REN - Redes Energeticas Nacionais SGPS SA	21,605	60,076
Semapa-Sociedade de Investimento e Gestao	1,885	16,875
Sonae SGPS SA	44,348	30,074
The Navigator Company SA (A)	12,847	32,059
		285,868
Russia - 0.1%
Highland Gold Mining, Ltd.	12,084	46,678
Petropavlovsk PLC (A)(C)	214,252	90,936
		137,614
Singapore - 1.2%
Accordia Golf Trust	40,300	21,441
Ascendas India Trust	45,100	45,635
Banyan Tree Holdings, Ltd. (A)	19,800	3,557
Best World International, Ltd. (B)	16,300	16,240
BOC Aviation, Ltd. (D)	5,200	35,631
Boustead Projects, Ltd.	3,000	1,608
Boustead Singapore, Ltd.	10,000	5,069
Bukit Sembawang Estates, Ltd.	11,000	28,984
BW Energy, Ltd. (A)(C)	932	1,684
BW LPG, Ltd. (D)	4,059	16,762
China Aviation Oil Singapore Corp., Ltd.	14,400	9,874
Chip Eng Seng Corp., Ltd.	33,000	10,593
ComfortDelGro Corp., Ltd.	86,000	89,377
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	8,087
CSE Global, Ltd.	34,000	11,666
Delfi, Ltd.	21,900	11,211
Ezion Holdings, Ltd. (A)(B)	131,300	4,136
Far East Orchard, Ltd.	5,000	3,564
First Resources, Ltd.	19,300	17,198
Fraser and Neave, Ltd.	8,600	7,724
Frasers Property, Ltd.	13,400	11,449
Gallant Venture, Ltd. (A)	71,000	6,296
GL, Ltd.	51,700	19,937
Golden Agri-Resources, Ltd.	323,200	33,812
GuocoLand, Ltd.	10,400	11,454
Halcyon Agri Corp., Ltd. (A)	4,293	603
Haw Par Corp., Ltd.	5,800	39,632
Ho Bee Land, Ltd.	11,400	18,680
Hong Fok Corp., Ltd.	20,100	9,114
Hong Leong Finance, Ltd.	12,900	21,631
Hyflux, Ltd. (A)	24,000	19
IGG, Inc.	51,000	58,583
Indofood Agri Resources, Ltd. (A)	25,000	5,394
Japfa, Ltd.	38,500	17,017
Kenon Holdings, Ltd.	787	17,798
Keppel Infrastructure Trust	157,190	62,983
Metro Holdings, Ltd.	31,600	16,165
Midas Holdings, Ltd. (A)(B)	86,000	10,282
OM Holdings, Ltd.	10,791	2,517
OUE, Ltd.	11,100	9,619
Oxley Holdings, Ltd.	25,106	3,990
Raffles Medical Group, Ltd.	35,758	21,239
Riverstone Holdings, Ltd.	15,700	40,393
SATS, Ltd.	20,400	42,604
SBS Transit, Ltd.	5,000	10,407
Sembcorp Industries, Ltd.	51,300	50,759
Sembcorp Marine, Ltd. (A)	325,134	35,141
Sheng Siong Group, Ltd.	29,900	35,349
SIA Engineering Company, Ltd.	12,800	15,769
SIIC Environment Holdings, Ltd.	35,800	4,823
Sinarmas Land, Ltd.	94,200	11,304
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Post, Ltd.	66,100	$31,384
Singapore Press Holdings, Ltd.	66,000	50,573
Stamford Land Corp., Ltd.	59,000	13,057
StarHub, Ltd.	25,600	22,564
Swiber Holdings, Ltd. (A)(B)	15,000	719
UMS Holdings, Ltd.	14,000	10,285
United Industrial Corp., Ltd.	7,100	10,869
UOB-Kay Hian Holdings, Ltd.	23,285	21,251
Wing Tai Holdings, Ltd.	21,205	27,101
XP Power, Ltd.	824	47,007
Yeo Hiap Seng, Ltd.	1,104	608
		1,230,222
South Africa - 0.1%
Mediclinic International PLC	18,139	66,586
Spain - 2.0%
Acciona SA	1,362	147,813
Acerinox SA (A)	7,380	60,512
Alantra Partners SA	1,181	14,281
Almirall SA	2,424	27,152
Amper SA (A)	82,546	15,062
Applus Services SA (A)	6,225	46,565
Atresmedia Corp. de Medios de Comunicacion SA	6,046	15,967
Banco de Sabadell SA	4,153	1,441
Bankia SA	55,976	81,505
Bankinter SA	27,501	118,391
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	1,412	24,103
CIE Automotive SA	2,718	51,286
Construcciones y Auxiliar de Ferrocarriles SA (A)	1,425	49,091
Distribuidora Internacional de Alimentacion SA (A)	275,484	34,292
Ebro Foods SA	3,323	77,310
eDreams ODIGEO SA (A)	4,905	13,216
Elecnor SA	2,026	20,791
Enagas SA	7,563	174,503
Ence Energia y Celulosa SA (A)	6,294	16,125
Ercros SA	5,006	10,970
Euskaltel SA (D)	3,494	36,891
Faes Farma SA	12,329	49,623
Fluidra SA (A)	1,739	29,367
Fomento de Construcciones y Contratas SA	2,275	21,691
Global Dominion Access SA (A)(D)	5,439	22,152
Grupo Catalana Occidente SA	2,346	58,858
Grupo Empresarial San Jose SA	2,194	10,303
Iberpapel Gestion SA	65	1,318
Indra Sistemas SA (A)	4,996	35,534
Laboratorios Farmaceuticos Rovi SA (A)	987	36,374
Liberbank SA (A)	130,927	34,846
Mapfre SA	10,819	16,974
Mediaset Espana Comunicacion SA (A)	7,779	28,810
Melia Hotels International SA (A)	6,008	21,999
Miquel y Costas & Miquel SA	1,474	21,263
Neinor Homes SA (A)(D)	1,978	25,288
Obrascon Huarte Lain SA (A)(C)	14,644	9,734
Pharma Mar SA	1,129	143,243
Promotora de Informaciones SA, Class A (A)	11,711	5,500
Prosegur Cia de Seguridad SA	10,114	24,248
Realia Business SA (A)	17,710	13,570
Sacyr SA	20,852	37,047

122

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Solaria Energia y Medio Ambiente SA (A)	3,480	$65,862
Talgo SA (A)(D)	4,711	18,880
Tecnicas Reunidas SA (A)	830	8,875
Tubacex SA (A)	6,252	7,992
Unicaja Banco SA (A)(D)	3,130	2,354
Vidrala SA	854	92,919
Viscofan SA	1,837	122,346
Zardoya Otis SA	7,487	45,604
		2,049,841
Sweden - 3.6%
AcadeMedia AB (A)(D)	3,665	30,234
AddLife AB, B Shares (A)	470	7,298
AddNode Group AB (A)	1,904	43,810
AddTech AB, B Shares	12,072	158,151
AF Poyry AB (A)	4,396	124,186
Alimak Group AB (C)(D)	2,777	37,639
Arjo AB, B Shares	8,195	50,791
Atrium Ljungberg AB, B Shares	2,105	34,336
Attendo AB (A)(D)	5,286	28,781
Avanza Bank Holding AB	4,000	78,616
Beijer Alma AB	2,393	30,820
Bergman & Beving AB	2,270	21,952
Betsson AB (A)	5,105	39,132
BHG Group AB (A)	2,406	33,829
Bilia AB, A Shares	5,024	63,149
BillerudKorsnas AB	2,562	42,866
BioGaia AB, B Shares	1,083	70,074
Biotage AB (A)	3,574	70,761
Bonava AB, B Shares	3,323	27,606
Bravida Holding AB (D)	8,528	103,676
Bufab AB (A)	1,896	29,431
Bulten AB (A)	717	5,732
Bure Equity AB	2,728	85,764
Byggmax Group AB (A)	5,363	31,581
Catena AB	1,429	63,275
Clas Ohlson AB, B Shares	3,185	32,356
Cloetta AB, B Shares (A)	10,640	30,804
Collector AB (A)(C)	1,870	3,014
Coor Service Management Holding AB (A)(D)	1,376	9,356
Corem Property Group AB, B Shares	3,585	7,375
Dios Fastigheter AB	3,582	25,334
Dometic Group AB (A)(D)	1,832	22,619
Duni AB	2,559	25,751
Dustin Group AB (D)	4,269	26,825
Eastnine AB	1,669	20,787
Enea AB (A)	1,999	43,631
Fagerhult AB (A)	4,609	22,379
FastPartner AB, A Shares (C)	2,697	25,412
Fingerprint Cards AB, B Shares (A)	12,246	24,386
Granges AB (A)	5,164	46,092
Haldex AB (A)	3,364	15,668
Heba Fastighets AB, Class B	684	8,530
Hexpol AB (A)	3,141	28,097
HMS Networks AB (A)	1,433	32,734
Hoist Finance AB (A)(C)(D)	2,083	7,302
Humana AB (A)	2,641	16,984
Intrum AB	444	10,881
Inwido AB (A)	3,126	31,772
JM AB	3,363	104,219
Klovern AB, B Shares	34,595	63,699
KNOW IT AB (A)	1,471	37,337
Kungsleden AB	8,561	81,040
Lagercrantz Group AB, B Shares	4,069	82,073
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
LeoVegas AB (D)	2,160	$9,131
Lime Technologies AB	347	13,811
Lindab International AB	5,086	88,380
Loomis AB (A)	2,298	62,857
Mekonomen AB (A)	2,150	22,304
MIPS AB	651	28,992
Modern Times Group MTG AB, B Shares (A)	5,051	70,689
Momentum Group AB, Class B (A)	2,270	35,170
Mycronic AB	2,786	65,555
NCC AB, B Shares	835	15,207
Nederman Holding AB (A)	887	13,560
New Wave Group AB, B Shares (A)	4,353	22,855
Nobia AB (A)	6,676	44,641
Nobina AB (A)(D)	4,239	27,866
Nolato AB, B Shares (A)	919	89,155
Nordic Entertainment Group AB, B Shares	1,097	46,439
Nordic Waterproofing Holding AS (A)(D)	2,615	35,772
NP3 Fastigheter AB	1,683	23,015
Nyfosa AB (A)	9,287	82,213
OEM International AB, B Shares (A)	1,040	33,460
Peab AB, Class B (A)	5,776	57,878
Platzer Fastigheter Holding AB, Series B	5,149	53,392
Pricer AB, B Shares	7,930	20,755
Proact IT Group AB	476	11,219
Qliro AB (A)(B)	611	2,552
Qliro Group AB (A)(C)	6,110	4,143
Ratos AB, B Shares (A)	14,845	55,347
RaySearch Laboratories AB (A)	2,452	23,938
Recipharm AB, B Shares (A)	2,514	43,621
Resurs Holding AB (D)	6,236	32,247
SAS AB (A)(C)	22,659	9,666
Scandi Standard AB (A)	4,648	35,580
Scandic Hotels Group AB (C)(D)	5,932	17,785
Sectra AB, B Shares (A)	1,006	66,568
Sensys Gatso Group AB (A)	23,414	4,031
SkiStar AB	3,542	47,547
Systemair AB (A)	901	23,684
Troax Group AB	1,308	24,608
VBG Group AB, B Shares (A)	630	9,789
Wihlborgs Fastigheter AB	6,019	118,860
		3,694,229
Switzerland - 6.7%
Allreal Holding AG	916	197,356
ALSO Holding AG (A)	471	124,734
APG SGA SA (A)	136	27,380
Arbonia AG (A)(C)	2,962	38,164
Aryzta AG (A)	42,352	27,777
Ascom Holding AG (A)	1,310	18,156
Autoneum Holding AG (A)(C)	221	27,216
Bachem Holding AG, Class B	168	71,299
Baloise Holding AG	874	128,674
Banque Cantonale de Geneve	142	26,672
Banque Cantonale Vaudoise	1,050	106,555
Basilea Pharmaceutica AG (A)	263	14,489
Belimo Holding AG	27	203,851
Bell Food Group AG	138	35,399
Bellevue Group AG	467	11,842
Berner Kantonalbank AG	285	71,501
BKW AG	1,116	118,847
Bobst Group SA	632	39,195
Bossard Holding AG, Class A	310	55,997
Bucher Industries AG	428	163,032

123

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Burckhardt Compression Holding AG	143	$35,888
Burkhalter Holding AG	218	15,021
Calida Holding AG (A)	285	9,071
Carlo Gavazzi Holding AG (A)	38	6,166
Cembra Money Bank AG	1,587	188,360
Cie Financiere Tradition SA	103	12,655
Clariant AG	7,517	148,289
Coltene Holding AG (A)	198	14,999
Conzzeta AG	74	78,971
DKSH Holding AG	1,894	131,945
dormakaba Holding AG (A)	140	76,007
Dufry AG (A)(C)	955	29,560
EFG International AG (A)(C)	4,687	26,153
Emmi AG	118	117,894
Energiedienst Holding AG	979	29,948
Evolva Holding SA (A)(C)	72,989	18,593
Feintool International Holding AG (A)(C)	142	8,081
Fenix Outdoor International AG (A)	225	24,962
Ferrexpo PLC	22,757	51,824
Flughafen Zurich AG (A)	804	110,318
Forbo Holding AG	47	77,117
Galenica AG (D)	2,038	141,716
GAM Holding AG (A)	11,204	21,600
Georg Fischer AG	248	257,521
Gurit Holding AG	22	46,845
Helvetia Holding AG	1,730	147,403
Hiag Immobilien Holding AG (A)	420	40,726
HOCHDORF Holding AG (A)(C)	124	9,042
Huber & Suhner AG	859	64,688
Hypothekarbank Lenzburg AG	3	14,002
Implenia AG	994	30,525
Ina Invest Holding AG (A)	199	4,031
Inficon Holding AG	106	87,842
Interroll Holding AG	38	96,113
Intershop Holding AG	93	60,126
IWG PLC (A)	38,584	129,102
Jungfraubahn Holding AG (A)	199	24,986
Kardex Holding AG	299	55,582
Komax Holding AG (A)	221	38,182
Kongsberg Automotive ASA (A)(C)	236,111	3,193
Kudelski SA	2,497	8,670
Landis+Gyr Group AG (A)	160	8,712
LEM Holding SA	19	35,588
Logitech International SA	613	47,484
Luzerner Kantonalbank AG (A)	205	86,898
Medartis Holding AG (A)(D)	335	16,636
Metall Zug AG, B Shares	12	17,092
Mobilezone Holding AG	3,642	36,106
Mobimo Holding AG (A)	463	135,721
OC Oerlikon Corp. AG	11,683	93,042
Orascom Development Holding AG (A)	533	5,158
Orell Fuessli AG (C)	92	9,232
Orior AG	425	34,018
Phoenix Mecano AG	38	15,307
Plazza AG, Class A	68	20,957
PSP Swiss Property AG	2,555	308,646
Rieter Holding AG	251	22,317
Romande Energie Holding SA	34	40,696
Schaffner Holding AG	40	7,829
Schweiter Technologies AG	48	66,914
SFS Group AG	900	90,507
Siegfried Holding AG (A)	220	150,459
SIG Combibloc Group AG (A)	8,692	173,798
St. Galler Kantonalbank AG, Class A	152	65,366
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Sulzer AG	877	$70,493
Sunrise Communications Group AG (A)(D)	1,661	196,525
Swiss Prime Site AG	1,290	117,157
Swiss Steel Holding AG (A)(C)	39,436	7,187
Swissquote Group Holding SA	588	47,745
Tecan Group AG	189	93,993
TX Group AG	201	14,495
u-blox Holding AG (A)	431	23,945
Valiant Holding AG	867	72,930
Valora Holding AG (A)	193	35,869
Varia US Properties AG	539	22,706
VAT Group AG (D)	1,510	288,041
Vaudoise Assurances Holding SA	64	31,740
Vetropack Holding AG (A)	500	30,761
Von Roll Holding AG (A)(C)	7,878	6,657
Vontobel Holding AG	1,798	118,641
VZ Holding AG	805	71,811
V-ZUG Holding AG (A)	120	9,818
Walliser Kantonalbank	203	23,706
Warteck Invest AG	8	19,922
Ypsomed Holding AG	103	15,074
Zehnder Group AG	615	29,745
Zug Estates Holding AG, B Shares	16	34,690
Zuger Kantonalbank AG	9	61,602
		6,935,589
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(B)	138,000	0
United Kingdom - 11.9%
4imprint Group PLC (A)	1,523	36,664
A.G. Barr PLC	4,718	29,631
AA PLC	34,743	13,024
Afren PLC (A)(B)	55,554	0
Aggreko PLC	12,621	60,014
AJ Bell PLC	2,998	17,406
Alliance Pharma PLC	8,718	8,346
Anglo Pacific Group PLC	12,147	19,878
Anglo-Eastern Plantations PLC	1,225	8,065
Arrow Global Group PLC (A)	6,931	11,354
Ascential PLC (A)(D)	15,022	57,003
Ashmore Group PLC	15,764	72,758
ASOS PLC (A)	623	41,365
Avon Rubber PLC	2,322	126,746
B&M European Value Retail SA	19,821	126,363
Babcock International Group PLC	22,879	73,796
Balfour Beatty PLC	34,581	99,552
Beazley PLC	24,625	97,491
Bellway PLC	5,716	173,249
Biffa PLC (D)	7,100	19,874
Bodycote PLC	9,417	70,528
boohoo Group PLC (A)	14,164	68,380
Braemar Shipping Services PLC	1,328	2,802
Brewin Dolphin Holdings PLC	15,066	45,358
Britvic PLC	13,590	144,005
Cairn Energy PLC (A)	28,458	52,813
Capita PLC (A)	17,050	6,704
Card Factory PLC	14,688	6,442
CareTech Holdings PLC	4,102	22,748
Carillion PLC (A)(B)	35,521	4,396
Central Asia Metals PLC	8,189	17,008
Centrica PLC	59,534	30,805
Chemring Group PLC	13,921	43,237
Chesnara PLC	7,709	27,325
Cineworld Group PLC	27,060	14,151
Circassia Group PLC (A)	9,034	3,072

124

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Clarkson PLC	1,348	$39,186
Clinigen Group PLC	2,667	24,105
Close Brothers Group PLC	9,047	119,001
CLS Holdings PLC	10,759	29,517
CMC Markets PLC (D)	7,009	27,908
Coats Group PLC	23,020	16,565
Computacenter PLC	3,268	99,790
Concentric AB (A)	2,526	48,709
ConvaTec Group PLC (D)	24,724	56,957
Costain Group PLC (A)	4,797	2,530
Countryside Properties PLC (D)	20,199	87,599
Cranswick PLC	2,698	126,257
Crest Nicholson Holdings PLC (A)	16,969	43,235
CVS Group PLC	1,878	29,938
Daily Mail & General Trust PLC, Class A	9,763	81,849
De La Rue PLC (A)	10,028	16,815
Debenhams PLC (A)(B)	76,182	0
Devro PLC	12,253	29,280
DFS Furniture PLC	12,509	26,683
Dialight PLC (A)	105	407
Dialog Semiconductor PLC (A)	4,899	213,523
Dignity PLC (A)	3,439	18,954
Diploma PLC	7,202	204,209
DiscoverIE Group PLC	5,627	44,117
Dixons Carphone PLC	44,671	53,797
Domino's Pizza Group PLC	21,324	100,353
Drax Group PLC	21,413	73,514
Dunelm Group PLC	5,863	105,569
Electrocomponents PLC	23,605	216,369
Elementis PLC (A)	35,393	34,691
EMIS Group PLC	1,913	25,675
Energean PLC (A)	381	2,875
EnQuest PLC (A)	109,392	14,694
Equiniti Group PLC (A)(D)	10,616	15,572
Essentra PLC (A)	14,966	49,147
Euromoney Institutional Investor PLC	4,334	44,803
FDM Group Holdings PLC	3,208	41,930
Fevertree Drinks PLC	4,451	133,033
Firstgroup PLC (A)	89,684	43,806
Forterra PLC (A)(D)	6,408	14,611
Foxtons Group PLC (A)	23,551	11,234
Frasers Group PLC (A)	10,048	44,562
Fuller Smith & Turner PLC, Class A	1,525	11,322
G4S PLC (A)	73,635	189,921
Galliford Try Holdings PLC	5,675	5,633
Games Workshop Group PLC	2,802	367,627
Gamesys Group PLC	3,107	47,770
Gamma Communications PLC	597	12,689
Gem Diamonds, Ltd. (A)	12,666	5,859
Genus PLC	313	15,522
GoCo Group PLC	23,140	31,922
Grainger PLC	32,768	125,379
Greggs PLC (A)	6,454	97,803
Gulf Keystone Petroleum, Ltd. (A)	7,420	7,074
Halfords Group PLC	15,547	36,350
Hastings Group Holdings PLC (D)	11,627	37,856
Hays PLC	77,290	112,158
Headlam Group PLC	6,602	22,886
Helical PLC	8,263	31,485
Henry Boot PLC	5,301	16,998
Hill & Smith Holdings PLC	4,882	74,991
Hilton Food Group PLC	2,375	36,656
Hollywood Bowl Group PLC	8,153	14,156
Horizon Discovery Group PLC (A)	5,948	7,271
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Howden Joinery Group PLC	20,113	$153,083
Hunting PLC	8,331	13,844
Hurricane Energy PLC (A)	21,839	1,033
Hyve Group PLC	12,149	10,103
Ibstock PLC (A)(D)	19,043	38,256
IG Group Holdings PLC	19,426	198,437
IMI PLC	13,430	181,167
Inchcape PLC (A)	23,434	132,889
Indivior PLC (A)	37,592	56,646
IntegraFin Holdings PLC	3,117	20,415
Intermediate Capital Group PLC	3,867	59,474
International Personal Finance PLC (A)	12,526	7,504
iomart Group PLC	2,265	10,373
IP Group PLC (A)	38,897	39,023
J.D. Wetherspoon PLC	3,666	39,467
James Fisher & Sons PLC	4,181	60,873
James Halstead PLC	2,706	16,868
JET2 PLC	4,917	42,569
John Laing Group PLC (D)	17,773	71,729
John Menzies PLC	7,323	10,761
John Wood Group PLC (A)	29,391	80,695
Johnson Service Group PLC	7,514	8,730
Jupiter Fund Management PLC	22,824	65,892
Just Group PLC (A)	37,116	21,535
Kainos Group PLC	4,099	52,523
KAZ Minerals PLC	11,463	77,508
Keller Group PLC	4,206	33,044
Kier Group PLC (A)	12,017	7,546
Kin & Carta PLC	3,492	2,923
Lancashire Holdings, Ltd.	11,586	103,563
Liontrust Asset Management PLC	318	5,085
Lookers PLC (B)	22,449	6,083
LSL Property Services PLC (A)	6,404	17,866
M&C Saatchi PLC	253	187
Man Group PLC	80,474	119,295
Marks & Spencer Group PLC	7,223	9,064
Marshalls PLC	12,527	105,357
Marston's PLC	37,566	21,293
McBride PLC (A)	14,770	11,642
McCarthy & Stone PLC (A)(D)	19,899	17,884
Mears Group PLC	8,289	11,704
Meggitt PLC (A)	9,312	30,902
Metro Bank PLC (A)	674	533
Mitchells & Butlers PLC (A)	12,079	21,065
Mitie Group PLC	68,528	28,965
MJ Gleeson PLC	2,770	21,487
Moneysupermarket.com Group PLC	30,606	105,500
Morgan Advanced Materials PLC	14,263	43,741
Morgan Sindall Group PLC	2,826	41,482
N. Brown Group PLC	9,633	6,681
Naked Wines PLC	3,126	17,724
National Express Group PLC (A)	23,513	46,215
NCC Group PLC	13,335	30,245
Next Fifteen Communications Group PLC	2,559	16,747
Norcros PLC	6,666	12,471
Numis Corp. PLC	2,926	11,171
On the Beach Group PLC (D)	5,451	17,137
OneSavings Bank PLC (A)	13,146	47,271
Oxford Instruments PLC (A)	3,699	75,668
Pagegroup PLC (A)	14,252	68,705
Pan African Resources PLC	85,815	24,856
Paragon Banking Group PLC	16,092	68,990
PayPoint PLC	2,581	16,769
Pendragon PLC (A)	102,667	9,395

125

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Pennon Group PLC	3,492	$46,459
Petrofac, Ltd. (A)	12,318	17,686
Pets at Home Group PLC	24,400	133,377
Pharos Energy PLC (A)	16,636	2,252
Photo-Me International PLC	18,684	12,275
Polar Capital Holdings PLC	1,442	8,722
Polypipe Group PLC (A)	12,035	67,144
Porvair PLC	2,468	16,240
Premier Foods PLC (A)	41,106	49,031
Premier Miton Group PLC	4,273	5,072
Premier Oil PLC (A)	52,556	11,161
Provident Financial PLC (A)	7,268	18,167
PZ Cussons PLC	16,024	48,610
QinetiQ Group PLC	27,714	99,182
Quilter PLC (D)	93,131	153,996
Rank Group PLC	7,303	8,754
Rathbone Brothers PLC	2,988	59,345
Reach PLC (A)	27,680	27,441
Redde Northgate PLC	8,929	21,255
Redrow PLC (A)	24,688	128,454
Renew Holdings PLC	4,150	24,260
Renewi PLC	86,394	21,725
Renishaw PLC (A)	1,380	99,783
Ricardo PLC	2,982	12,784
RM PLC (A)	8,752	20,730
Robert Walters PLC (A)	4,693	23,836
Rotork PLC	41,331	149,851
Royal Mail PLC	44,161	135,414
RPS Group PLC (A)	15,418	8,966
RWS Holdings PLC	1,434	10,439
Sabre Insurance Group PLC (D)	839	2,762
Saga PLC	35,682	5,730
Savannah Energy PLC (A)	25,207	3,410
Savills PLC (A)	9,220	92,672
Scapa Group PLC (A)	9,781	14,738
SDL PLC (A)	7,019	61,628
Senior PLC	21,835	12,502
Severfield PLC	11,941	8,277
SIG PLC	64,105	21,191
Signature Aviation PLC	44,224	136,251
Smart Metering Systems PLC	3,350	28,136
Softcat PLC	5,177	80,500
Spectris PLC	6,138	192,703
Speedy Hire PLC	24,369	16,215
Spire Healthcare Group PLC (D)	8,597	10,578
Spirent Communications PLC	33,589	123,517
Sportech PLC (A)	11,390	2,609
SSP Group PLC	24,866	57,664
St. Modwen Properties PLC	11,275	45,441
Stagecoach Group PLC	27,597	13,796
SThree PLC	8,144	25,230
Stobart Group, Ltd. (A)	22,446	5,710
Stock Spirits Group PLC	6,082	16,928
Stolt-Nielsen, Ltd.	2,414	21,200
Studio Retail Group PLC (A)	8,139	26,029
STV Group PLC (A)	2,685	8,805
Superdry PLC	3,110	6,182
Synthomer PLC	15,208	62,052
TalkTalk Telecom Group PLC	31,116	32,142
Tate & Lyle PLC	23,148	198,660
Ted Baker PLC	2,896	3,916
Telecom Plus PLC	4,269	73,300
Telit Communications PLC (A)	5,999	10,510
The Go-Ahead Group PLC	3,096	23,032
The Gym Group PLC (A)(D)	3,234	5,669
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
The Restaurant Group PLC (A)	8,885	$5,643
The Vitec Group PLC (A)	2,842	27,368
The Weir Group PLC	7,114	114,521
Thomas Cook Group PLC (A)(B)	58,171	0
Topps Tiles PLC	15,591	9,572
TORM PLC (C)	2,744	18,626
TP ICAP PLC	32,445	95,492
Travis Perkins PLC	14,247	199,334
Trifast PLC	7,237	10,119
TT Electronics PLC (A)	14,769	38,123
Tullow Oil PLC (A)(C)	72,437	14,173
U & I Group PLC	12,008	8,321
Ultra Electronics Holdings PLC	3,309	88,925
Urban & Civic PLC	3,585	9,745
Vectura Group PLC	38,720	51,559
Vesuvius PLC (A)	12,719	64,828
Victrex PLC	5,576	131,711
Virgin Money UK PLC (A)	28,550	26,922
Vistry Group PLC	15,143	110,973
Volex PLC	3,136	7,571
Vp PLC	637	5,254
Watkin Jones PLC	6,905	12,565
WH Smith PLC	5,673	69,675
William Hill PLC	45,198	160,666
Wilmington PLC	8,076	12,964
Wincanton PLC	10,534	27,309
Xaar PLC (A)	5,629	7,039
Young & Company's Brewery PLC, Class A	213	2,331
		12,306,128
United States - 0.4%
Argonaut Gold, Inc. (A)	12,559	25,372
Burford Capital, Ltd.	2,002	16,117
Energy Fuels, Inc. (A)(C)	730	1,217
Invesque, Inc.	2,000	4,040
Kingsway Financial Services, Inc. (A)	425	1,254
Ovintiv, Inc.	1,260	10,305
Primo Water Corp.	8,207	116,549
PureTech Health PLC (A)	8,592	28,156
REC Silicon ASA (A)(C)	13,597	5,610
Reliance Worldwide Corp., Ltd.	24,142	66,742
Samsonite International SA (A)(D)	44,700	45,389
Sims, Ltd.	9,104	50,108
Viemed Healthcare, Inc. (A)	2,600	22,464
		393,323
TOTAL COMMON STOCKS (Cost $112,876,119)		$101,310,560
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Biotest AG	486	14,196
Draegerwerk AG & Company KGaA	721	62,694
FUCHS PETROLUB SE	2,535	128,895
Jungheinrich AG	2,134	73,469
Sixt SE	838	44,936
STO SE & Company KGaA	124	16,473
Villeroy & Boch AG	625	8,316
		348,979
TOTAL PREFERRED SECURITIES (Cost $294,809)		$348,979
RIGHTS - 0.0%
Corporate Travel Management, Ltd. (Expiration Date: 10-16-20; Strike Price: AUD 13.85) (A)	643	1,557

126

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Saga PLC (Expiration Date: 10-1-20; Strike Price: GBP 0.12) (A)	19,823	$128
TOTAL RIGHTS (Cost $0)		$1,685
WARRANTS - 0.0%
Technicolor SA (Expiration Date: 9-22-24; Strike Price: EUR 3.58) (A)(C)	685	63
TOTAL WARRANTS (Cost $0)		$63
SHORT-TERM INVESTMENTS - 7.2%
Short-term funds - 7.2%
John Hancock Collateral Trust, 0.2185% (E)(F)	737,829	7,385,592
TOTAL SHORT-TERM INVESTMENTS (Cost $7,386,285)		$7,385,592
Total Investments (International Small Company Trust) (Cost $120,557,213) - 105.7%		$109,046,879
Other assets and liabilities, net - (5.7%)		(5,871,686)
TOTAL NET ASSETS - 100.0%		$103,175,193
International Small Company Trust (continued)
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CVR	Contingent Value Right
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $6,785,346.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 9-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Dec 2020	$663,345	$648,620	$(14,725)
						$(14,725)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.1%
U.S. Government – 21.9%
U.S. Treasury Bonds
2.250%, 08/15/2046	$975,000	$1,151,376
2.500%, 02/15/2045 (A)	1,204,000	1,481,814
2.500%, 02/15/2046	648,000	800,002
2.875%, 05/15/2043	1,170,000	1,527,673
3.000%, 11/15/2044 to 02/15/2048	4,843,000	6,531,864
3.000%, 11/15/2045 (A)	3,372,000	4,530,071
3.125%, 08/15/2044 (A)	5,535,000	7,531,492
3.125%, 05/15/2048	3,205,000	4,455,701
3.625%, 08/15/2043	680,000	991,419
3.750%, 11/15/2043 (A)	2,908,000	4,319,743
4.375%, 11/15/2039 (A)	1,170,000	1,827,988
5.375%, 02/15/2031	3,000	4,420
U.S. Treasury Inflation Protected Securities
0.375%, 01/15/2027	1,361,999	1,498,163
0.625%, 01/15/2026 (A)	2,016,981	2,222,776
0.875%, 01/15/2029	1,703,094	1,982,729
1.000%, 02/15/2048	462,233	635,498
U.S. Treasury Notes
0.250%, 06/30/2025	3,705,000	3,702,684
0.625%, 05/15/2030 to 08/15/2030	5,950,000	5,925,139
2.875%, 05/31/2025	5,065,000	5,679,131
		56,799,683
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 36.2%
Federal Home Loan Mortgage Corp.
3.000%, 12/01/2046 to 04/01/2048	$522,708	$550,941
3.500%, 03/01/2048 to 06/01/2048	2,532,874	2,676,965
5.000%, 12/01/2034	134,916	153,980
6.500%, 04/01/2029 to 08/01/2034	9,163	10,804
7.500%, 12/01/2025 to 05/01/2028	2,780	3,119
Federal National Mortgage Association
2.000%, TBA (B)	31,740,000	32,836,316
2.500%, 07/01/2030 to 04/01/2045	1,395,972	1,475,212
2.660%, 03/01/2027	807,987	890,545
2.720%, 03/01/2027	731,742	778,592
3.000%, TBA (B)	8,600,000	9,015,471
3.500%, 06/01/2046 to 05/01/2048	7,647,999	8,129,775
4.000%, TBA (B)	5,800,000	6,184,477
4.500%, TBA (B)	3,300,000	3,569,929
5.000%, TBA (B)	1,800,000	1,971,991
Government National Mortgage Association
3.000%, TBA (B)	11,500,000	12,039,107
3.500%, TBA (B)	5,400,000	5,688,162
4.000%, TBA (B)	2,600,000	2,762,638
4.000%, 11/15/2040 to 02/15/2042	44,986	49,601
4.500%, TBA (B)	4,600,000	4,928,737
6.000%, 08/15/2032 to 04/15/2035	53,312	62,094
6.500%, 06/15/2028 to 02/15/2035	23,352	26,178

127

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
7.000%, 11/15/2031 to 11/15/2033		$121,193	$136,746
			93,941,380
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $142,556,102)			$150,741,063
FOREIGN GOVERNMENT OBLIGATIONS – 2.2%
Argentina – 0.0%
Republic of Argentina
1.000%, 07/09/2029		5,292	2,411
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		155,241	58,295
			60,706
Bermuda – 0.1%
Government of Bermuda 2.375%, 08/20/2030 (C)		200,000	202,250
Chile – 0.1%
Republic of Chile 2.550%, 01/27/2032 (D)		265,000	279,575
Dominican Republic – 0.1%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		425,000	426,488
Egypt – 0.1%
Arab Republic of Egypt 7.625%, 05/29/2032 (C)		210,000	205,013
Ghana – 0.1%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	179,747
Hungary – 0.0%
Republic of Hungary 6.375%, 03/29/2021		86,000	88,427
Macedonia – 0.1%
Republic of Macedonia 3.675%, 06/03/2026 (C)	EUR	265,000	332,759
Mexico – 0.3%
Government of Mexico
1.125%, 01/17/2030		200,000	215,943
4.500%, 04/22/2029		$200,000	223,900
4.750%, 04/27/2032		235,000	265,550
			705,393
Peru – 0.0%
Republic of Peru 2.392%, 01/23/2026		70,000	73,325
Qatar – 0.3%
State of Qatar
3.400%, 04/16/2025 (C)		400,000	438,392
3.750%, 04/16/2030 (C)		270,000	312,820
			751,212
Romania – 0.4%
Government of Romania
3.624%, 05/26/2030 (C)	EUR	180,000	238,442
4.000%, 02/14/2051 (C)		$264,000	271,920
4.625%, 04/03/2049	EUR	317,000	452,223
			962,585
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 2.900%, 10/22/2025 (C)		$240,000	256,321
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Senegal – 0.2%
Republic of Senegal
4.750%, 03/13/2028	EUR	200,000	$226,295
6.250%, 05/23/2033		$255,000	251,204
			477,499
Tunisia – 0.1%
Banque Centrale de Tunisie 6.750%, 10/31/2023 (C)	EUR	190,000	209,723
United Arab Emirates – 0.2%
Government of Abu Dhabi
2.500%, 04/16/2025 (C)		$245,000	259,935
3.875%, 04/16/2050 (C)		200,000	244,000
			503,935
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,436,182)			$5,714,958
CORPORATE BONDS – 35.2%
Communication services – 5.0%
AT&T, Inc.
3.500%, 02/01/2061		145,000	137,678
3.550%, 09/15/2055 (C)		798,000	763,365
3.650%, 09/15/2059 (C)		9,000	8,691
3.825%, 11/25/2020	CAD	300,000	226,320
4.350%, 06/15/2045		$48,000	53,774
4.500%, 03/09/2048		52,000	59,366
CCO Holdings LLC 4.250%, 02/01/2031 (C)		110,000	113,949
Charter Communications Operating LLC
4.800%, 03/01/2050		45,000	51,433
4.908%, 07/23/2025		30,000	34,676
5.125%, 07/01/2049		75,000	86,784
5.750%, 04/01/2048		125,000	154,584
6.484%, 10/23/2045		390,000	519,875
6.834%, 10/23/2055		40,000	55,286
Comcast Corp.
3.200%, 07/15/2036		55,000	61,041
3.250%, 11/01/2039		255,000	282,207
3.400%, 07/15/2046		30,000	33,116
3.750%, 04/01/2040		270,000	314,962
4.049%, 11/01/2052		45,000	55,130
4.600%, 10/15/2038		115,000	146,414
4.650%, 07/15/2042		35,000	45,593
4.750%, 03/01/2044		20,000	26,241
4.950%, 10/15/2058		120,000	171,769
Cox Communications, Inc. 3.150%, 08/15/2024 (C)		601,000	646,796
CSC Holdings LLC 3.375%, 02/15/2031 (C)		430,000	416,348
Discovery Communications LLC
3.800%, 03/13/2024		80,000	87,287
3.950%, 06/15/2025		12,000	13,533
4.000%, 09/15/2055 (C)		271,000	273,536
5.300%, 05/15/2049		100,000	122,508
DISH DBS Corp. 6.750%, 06/01/2021		66,000	67,650
Lamar Media Corp. 3.750%, 02/15/2028 (C)		10,000	9,950
SoftBank Group Corp. (6.000% to 7-19-23, then 5 Year ICE Swap Rate + 4.226%) 07/19/2023 (E)		600,000	552,000
Sprint Corp. 7.125%, 06/15/2024		85,000	97,802
Sprint Spectrum Company LLC 5.152%, 03/20/2028 (C)		295,000	347,363
Telecom Italia Capital SA
6.000%, 09/30/2034		15,000	17,418

128

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telecom Italia Capital SA (continued)
7.721%, 06/04/2038	$25,000	$33,238
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	400,000	418,360
Telefonica Emisiones SA 7.045%, 06/20/2036	170,000	243,800
Tencent Holdings, Ltd.
1.810%, 01/26/2026 (C)	200,000	203,906
3.595%, 01/19/2028 (C)	200,000	220,080
3.975%, 04/11/2029 (C)	400,000	454,385
The Walt Disney Company 2.650%, 01/13/2031	240,000	258,367
Time Warner Cable LLC
4.500%, 09/15/2042	415,000	449,993
5.875%, 11/15/2040	195,000	242,598
T-Mobile USA, Inc.
2.050%, 02/15/2028 (C)	430,000	439,477
3.300%, 02/15/2051 (C)	95,000	93,637
3.500%, 04/15/2025 (C)	320,000	351,110
3.875%, 04/15/2030 (C)	395,000	449,127
4.500%, 04/15/2050 (C)	140,000	168,274
6.500%, 01/15/2026	625,000	653,125
Verizon Communications, Inc.
4.000%, 03/22/2050	55,000	67,553
4.272%, 01/15/2036	160,000	197,065
4.400%, 11/01/2034	225,000	280,714
4.500%, 08/10/2033	55,000	69,453
4.672%, 03/15/2055	90,000	124,611
4.812%, 03/15/2039	120,000	157,303
5.250%, 03/16/2037	70,000	96,793
ViacomCBS, Inc.
4.200%, 05/19/2032	115,000	131,269
4.950%, 01/15/2031	710,000	849,063
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	43,600
Vodafone Group PLC 6.150%, 02/27/2037	190,000	262,809
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	20,000	20,624
		13,034,779
Consumer discretionary – 1.9%
Alibaba Group Holding, Ltd. 3.400%, 12/06/2027	235,000	263,355
Amazon.com, Inc. 3.875%, 08/22/2037	260,000	323,301
AutoZone, Inc. 3.625%, 04/15/2025	210,000	234,124
General Motors Company
5.200%, 04/01/2045	125,000	134,448
6.125%, 10/01/2025	70,000	81,300
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	53,375
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	426,000	427,065
Howard University
2.701%, 10/01/2029	100,000	101,952
2.801%, 10/01/2030	100,000	103,125
3.476%, 10/01/2041	120,000	122,074
Las Vegas Sands Corp. 3.500%, 08/18/2026	120,000	121,574
Lennar Corp. 4.750%, 11/29/2027	25,000	28,544
Lithia Motors, Inc. 4.625%, 12/15/2027 (C)	30,000	30,975
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lowe's Companies, Inc.
3.700%, 04/15/2046	$15,000	$17,164
4.550%, 04/05/2049	125,000	160,775
5.000%, 04/15/2040	90,000	117,899
McDonald's Corp.
3.350%, 04/01/2023	180,000	192,169
3.625%, 09/01/2049	210,000	234,571
4.200%, 04/01/2050	65,000	78,931
PulteGroup, Inc. 5.500%, 03/01/2026	685,000	780,900
Service Corp. International
3.375%, 08/15/2030	335,000	335,419
5.125%, 06/01/2029	507,000	561,822
The Home Depot, Inc. 3.300%, 04/15/2040	415,000	468,974
The William Carter Company 5.625%, 03/15/2027 (C)	15,000	15,656
Toll Brothers Finance Corp. 4.875%, 11/15/2025	50,000	55,000
		5,044,492
Consumer staples – 2.7%
Alimentation Couche-Tard, Inc.
2.950%, 01/25/2030 (C)	65,000	70,046
3.800%, 01/25/2050 (C)	50,000	54,829
Altria Group, Inc.
2.350%, 05/06/2025	100,000	105,419
2.625%, 09/16/2026	80,000	85,788
3.875%, 09/16/2046	70,000	71,694
4.800%, 02/14/2029	145,000	171,959
5.375%, 01/31/2044	185,000	228,225
5.800%, 02/14/2039	145,000	185,001
5.950%, 02/14/2049	45,000	60,328
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	299,000	318,914
4.600%, 04/15/2048	145,000	172,542
4.750%, 04/15/2058	60,000	72,973
5.450%, 01/23/2039	563,000	727,745
Archer-Daniels-Midland Company 3.250%, 03/27/2030	110,000	125,708
BAT Capital Corp.
2.259%, 03/25/2028	285,000	285,695
2.789%, 09/06/2024	250,000	263,959
BAT International Finance PLC 1.668%, 03/25/2026	300,000	300,947
Conagra Brands, Inc.
4.300%, 05/01/2024	95,000	105,978
4.600%, 11/01/2025	30,000	34,820
4.850%, 11/01/2028	113,000	137,928
5.400%, 11/01/2048	30,000	40,474
Constellation Brands, Inc.
2.650%, 11/07/2022	155,000	160,528
2.875%, 05/01/2030 (D)	50,000	53,950
3.150%, 08/01/2029	232,000	253,224
3.600%, 02/15/2028	323,000	365,031
4.650%, 11/15/2028	70,000	84,241
Diageo Capital PLC 2.000%, 04/29/2030	400,000	411,770
Kellogg Company 3.400%, 11/15/2027	150,000	169,045
Kernel Holding SA 6.500%, 10/17/2024	200,000	199,503
Minerva Luxembourg SA 6.500%, 09/20/2026	255,000	265,203
Mondelez International, Inc. 1.500%, 05/04/2025 to 02/04/2031	305,000	304,452

129

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	$420,000	$445,418
PepsiCo, Inc. 3.625%, 03/19/2050	155,000	187,945
Philip Morris International, Inc. 2.100%, 05/01/2030	270,000	277,533
Sysco Corp. 5.950%, 04/01/2030	110,000	138,814
TreeHouse Foods, Inc. 4.000%, 09/01/2028	10,000	10,114
		6,947,743
Energy – 2.0%
Apache Corp. 4.875%, 11/15/2027	20,000	18,900
Borets Finance DAC 6.000%, 09/17/2026 (C)(D)	430,000	429,011
BP Capital Markets America, Inc. 3.633%, 04/06/2030	115,000	132,019
DCP Midstream Operating LP
4.950%, 04/01/2022	20,000	20,100
5.600%, 04/01/2044 (D)	30,000	27,404
Energy Transfer Operating LP
3.750%, 05/15/2030	105,000	101,627
4.950%, 06/15/2028	150,000	158,771
5.250%, 04/15/2029	225,000	241,943
6.125%, 12/15/2045	305,000	305,566
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	5,000	5,300
Equinor ASA
1.750%, 01/22/2026	170,000	176,319
3.625%, 04/06/2040	160,000	182,971
3.700%, 04/06/2050	105,000	120,166
Exxon Mobil Corp. 4.227%, 03/19/2040	190,000	232,391
Hess Corp.
7.125%, 03/15/2033	58,000	69,824
7.300%, 08/15/2031	100,000	122,218
Kinder Morgan Energy Partners LP 3.500%, 03/01/2021	240,000	241,714
Marathon Petroleum Corp. 4.700%, 05/01/2025	260,000	293,473
MPLX LP
1.750%, 03/01/2026	100,000	99,773
4.125%, 03/01/2027	85,000	93,848
4.250%, 12/01/2027	160,000	179,784
4.700%, 04/15/2048	130,000	131,470
5.200%, 03/01/2047	40,000	42,898
5.500%, 02/15/2049	15,000	16,760
6.250%, 10/15/2022	15,000	15,016
ONEOK, Inc.
2.200%, 09/15/2025	35,000	34,487
3.100%, 03/15/2030	30,000	28,863
4.450%, 09/01/2049	105,000	92,372
5.850%, 01/15/2026 (D)	125,000	143,732
Ovintiv, Inc. 6.500%, 08/15/2034	5,000	4,661
Phillips 66 2.150%, 12/15/2030	125,000	121,471
QEP Resources, Inc. 5.375%, 10/01/2022	40,000	32,800
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030 (C)	200,000	225,096
SM Energy Company 6.125%, 11/15/2022	35,000	27,229
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Sunoco Logistics Partners Operations LP 4.000%, 10/01/2027		$65,000	$66,363
Targa Resources Partners LP 4.875%, 02/01/2031 (C)		20,000	19,369
Texas Eastern Transmission LP 2.800%, 10/15/2022 (C)		50,000	51,445
The Williams Companies, Inc.
4.900%, 01/15/2045		8,000	8,540
5.100%, 09/15/2045		25,000	28,035
5.800%, 11/15/2043		30,000	35,262
6.300%, 04/15/2040		27,000	33,334
TransCanada PipeLines, Ltd.
4.100%, 04/15/2030		200,000	230,506
4.625%, 03/01/2034		130,000	153,394
Tullow Oil PLC 7.000%, 03/01/2025 (C)		200,000	93,000
Valero Energy Corp. 4.000%, 04/01/2029		95,000	104,257
Western Midstream Operating LP 5.050%, 02/01/2030		10,000	9,749
WPX Energy, Inc. 5.250%, 09/15/2024		15,000	15,675
YPF SA 16.500%, 05/09/2022 (C)	ARS	6,797,946	60,236
			5,079,142
Financials – 8.2%
American International Group, Inc. 2.500%, 06/30/2025		$495,000	529,007
Aon Corp. 2.200%, 11/15/2022		185,000	191,403
Bank of America Corp. 7.750%, 05/14/2038		300,000	496,485
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025		270,000	284,719
Bank of America Corp. (3 month LIBOR + 0.650%) 0.946%, 10/01/2021 (F)		40,000	40,000
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026		740,000	806,290
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028		90,000	101,621
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051		640,000	790,791
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) 06/09/2026 (C)		240,000	247,504
Brighthouse Financial, Inc. 5.625%, 05/15/2030		610,000	711,336
Capital One Financial Corp. 3.900%, 01/29/2024		205,000	223,106
Citigroup, Inc.
3.200%, 10/21/2026		225,000	248,092
4.450%, 09/29/2027		45,000	52,125
Citigroup, Inc. (2.312% to 11-4-21, then SOFR + 0.867%) 11/04/2022		235,000	239,585
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025		220,000	237,985
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030		300,000	345,635
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031		230,000	275,849

130

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (E)		$475,000	$508,791
DAE Funding LLC
4.500%, 08/01/2022 (C)		5,000	4,944
5.000%, 08/01/2024 (C)		5,000	5,025
Danske Bank A/S
5.000%, 01/12/2022 (C)		225,000	236,362
5.375%, 01/12/2024 (C)		235,000	264,291
Fifth Third Bancorp 2.375%, 01/28/2025		205,000	217,062
GE Capital Funding LLC 4.400%, 05/15/2030 (C)		235,000	252,602
Genworth Holdings, Inc. 4.900%, 08/15/2023		50,000	46,000
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)		730,000	787,640
Industrial & Commercial Bank of China, Ltd. (3 month LIBOR + 0.750%) 0.997%, 05/21/2021 (F)		200,000	200,017
Inter-American Development Bank 7.250%, 06/10/2021	MXN	5,530,000	252,637
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031		$50,000	53,445
JPMorgan Chase & Co. (3.109% to 4-22-40, then SOFR + 2.460%) 04/22/2041		110,000	119,799
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051		70,000	74,079
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025		295,000	317,053
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029		285,000	320,400
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030		280,000	321,154
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024		295,000	319,545
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027		595,000	678,557
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029		225,000	260,489
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024		175,000	193,964
4.750%, 03/15/2039		120,000	157,703
Massachusetts Mutual Life Insurance Company 3.729%, 10/15/2070 (C)		49,000	50,378
Metro Bank PLC (5.500% to 6-26-23, then 5 Year U.K. Treasury + 4.458%) 06/26/2028	GBP	200,000	102,906
MGIC Investment Corp. 5.750%, 08/15/2023		$30,000	31,838
Morgan Stanley
2.500%, 04/21/2021		625,000	632,565
3.125%, 07/27/2026		55,000	60,716
Morgan Stanley (2.699% to 1-22-30, then SOFR + 1.143%) 01/22/2031		305,000	325,618
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028	$395,000	$444,030
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%) 01/23/2030	160,000	191,381
MSCI, Inc.
3.875%, 02/15/2031 (C)	25,000	26,055
4.000%, 11/15/2029 (C)	25,000	26,250
5.375%, 05/15/2027 (C)	603,000	643,703
Navient Corp. 7.250%, 01/25/2022 to 09/25/2023	85,000	87,584
New York Life Global Funding 2.000%, 01/22/2025 (C)	320,000	336,423
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (C)	515,000	497,019
Santander Holdings USA, Inc. 3.700%, 03/28/2022	200,000	207,306
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%) 11/01/2025	265,000	280,454
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026 (C)	130,000	141,279
The Bank of New York Mellon Corp. 2.100%, 10/24/2024	260,000	275,223
The Goldman Sachs Group, Inc.
6.250%, 02/01/2041	90,000	134,348
6.750%, 10/01/2037	165,000	238,748
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038	235,000	273,724
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029	225,000	262,052
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024	185,000	195,949
2.550%, 01/22/2030	45,000	48,841
The Progressive Corp. 3.200%, 03/26/2030	155,000	177,435
Truist Bank 2.250%, 03/11/2030	620,000	638,242
UBS Group AG 2.650%, 02/01/2022 (C)	380,000	390,871
UBS Group AG (7.000% to 2-19-25, then 5 Year U.S. Swap Rate + 4.866%) 02/19/2025 (E)	200,000	222,500
UniCredit SpA 6.572%, 01/14/2022 (C)	350,000	371,408
Unum Group
4.000%, 06/15/2029 (D)	80,000	87,707
4.500%, 03/15/2025 to 12/15/2049	280,000	293,774
Voya Financial, Inc. 4.800%, 06/15/2046	5,000	6,087
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	310,000	337,706
3.069%, 01/24/2023	380,000	391,927
3.750%, 01/24/2024	330,000	358,500
4.400%, 06/14/2046	60,000	71,336
4.900%, 11/17/2045	15,000	18,993
5.606%, 01/15/2044	15,000	20,317
Wells Fargo & Company (2.406% to 10-30-24, then 3 month LIBOR + 0.825%) 10/30/2025	465,000	487,177
Wells Fargo & Company (5.013% to 4-4-50, then 3 month LIBOR + 4.240%) 04/04/2051	105,000	142,630

131

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Willis North America, Inc.
2.950%, 09/15/2029	$90,000	$97,262
3.600%, 05/15/2024	115,000	125,551
4.500%, 09/15/2028	165,000	196,601
		21,363,506
Health care – 3.7%
AbbVie, Inc.
3.200%, 11/21/2029 (C)	265,000	291,377
4.250%, 11/21/2049 (C)	220,000	259,853
4.625%, 10/01/2042 (C)	135,000	163,995
Alcon Finance Corp. 2.750%, 09/23/2026 (C)	400,000	434,529
Amgen, Inc.
1.900%, 02/21/2025	65,000	67,965
2.200%, 02/21/2027	120,000	126,589
2.300%, 02/25/2031	600,000	628,774
3.150%, 02/21/2040	105,000	111,409
3.375%, 02/21/2050	130,000	140,406
Anthem, Inc.
3.500%, 08/15/2024	70,000	76,518
4.625%, 05/15/2042	130,000	162,670
Bausch Health Companies, Inc.
5.750%, 08/15/2027 (C)	50,000	53,063
7.000%, 03/15/2024 (C)	10,000	10,350
Baxalta, Inc. 3.600%, 06/23/2022	11,000	11,457
Baxter International, Inc. 3.950%, 04/01/2030 (C)	115,000	137,682
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	260,000	297,223
Becton, Dickinson and Company
2.823%, 05/20/2030	35,000	37,719
3.363%, 06/06/2024	490,000	530,082
Boston Scientific Corp.
1.900%, 06/01/2025	125,000	130,587
3.750%, 03/01/2026	415,000	472,817
Centene Corp.
3.375%, 02/15/2030	5,000	5,188
4.250%, 12/15/2027	50,000	52,322
4.625%, 12/15/2029	115,000	124,046
CommonSpirit Health 3.347%, 10/01/2029	45,000	47,671
CVS Health Corp.
4.125%, 04/01/2040	315,000	358,159
5.125%, 07/20/2045	170,000	214,000
Gilead Sciences, Inc. 1.650%, 10/01/2030	460,000	459,092
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	325,000	369,053
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (C)	30,000	31,049
Pfizer, Inc.
1.700%, 05/28/2030	195,000	200,725
2.625%, 04/01/2030	90,000	99,946
Quest Diagnostics, Inc. 2.800%, 06/30/2031	110,000	118,711
Rede D'or Finance Sarl 4.500%, 01/22/2030 (C)	680,000	644,300
Royalty Pharma PLC
1.750%, 09/02/2027 (C)	20,000	19,983
2.200%, 09/02/2030 (C)	395,000	392,691
3.300%, 09/02/2040 (C)	105,000	102,873
3.550%, 09/02/2050 (C)	75,000	72,374
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021	$56,000	$57,011
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	200,000	202,555
3.175%, 07/09/2050	200,000	204,720
Teleflex, Inc. 4.250%, 06/01/2028 (C)	25,000	25,875
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/2026	345,000	304,463
Thermo Fisher Scientific, Inc. 3.000%, 04/15/2023	40,000	42,305
UnitedHealth Group, Inc.
2.000%, 05/15/2030	175,000	182,850
2.375%, 08/15/2024	170,000	180,781
2.875%, 08/15/2029	150,000	166,920
3.500%, 08/15/2039	100,000	114,679
4.750%, 07/15/2045	50,000	67,454
Upjohn, Inc.
1.650%, 06/22/2025 (C)	85,000	86,991
2.300%, 06/22/2027 (C)	70,000	72,243
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	385,000	422,397
		9,588,492
Industrials – 2.5%
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	629,200
Carrier Global Corp.
2.700%, 02/15/2031 (C)	185,000	192,598
2.722%, 02/15/2030 (C)	40,000	41,769
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	625,000	648,438
5.125%, 07/15/2029 (C)	25,000	27,122
CSX Corp. 4.500%, 03/15/2049	20,000	26,014
Equifax, Inc.
2.600%, 12/15/2025	133,000	142,362
3.100%, 05/15/2030	40,000	43,549
FedEx Corp.
3.300%, 03/15/2027	90,000	100,075
4.250%, 05/15/2030	245,000	293,200
General Dynamics Corp. 4.250%, 04/01/2040	95,000	119,312
General Electric Company 3.625%, 05/01/2030	130,000	134,816
HD Supply, Inc. 5.375%, 10/15/2026 (C)	25,000	26,250
International Airport Finance SA 12.000%, 03/15/2033 (C)	329,236	288,904
L3Harris Technologies, Inc.
2.900%, 12/15/2029	180,000	196,436
3.850%, 06/15/2023	260,000	281,473
Northrop Grumman Corp. 5.150%, 05/01/2040	230,000	308,648
Otis Worldwide Corp. 2.565%, 02/15/2030	815,000	875,295
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	250,000	265,177
4.000%, 07/15/2025 (C)	230,000	259,015
Raytheon Technologies Corp.
3.650%, 08/16/2023	4,000	4,321
3.950%, 08/16/2025	185,000	210,311
4.450%, 11/16/2038	155,000	190,551
4.625%, 11/16/2048	35,000	45,510

132

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Sensata Technologies BV 5.000%, 10/01/2025 (C)	$75,000	$80,625
The Boeing Company
3.250%, 02/01/2035	95,000	89,214
5.040%, 05/01/2027	165,000	181,140
5.150%, 05/01/2030	170,000	190,442
Trane Technologies Global Holding Company, Ltd. 2.900%, 02/21/2021	110,000	111,056
Trane Technologies Luxembourg Finance SA 4.500%, 03/21/2049	40,000	50,407
Union Pacific Corp.
2.973%, 09/16/2062 (C)	305,000	298,439
3.839%, 03/20/2060	15,000	17,395
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	35,788
5.500%, 05/15/2027	65,000	69,144
Waste Management, Inc. 4.150%, 07/15/2049	30,000	38,214
		6,512,210
Information technology – 3.2%
Apple, Inc.
2.200%, 09/11/2029	275,000	295,545
2.650%, 05/11/2050	60,000	62,282
3.450%, 02/09/2045	45,000	53,320
4.375%, 05/13/2045	35,000	46,760
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	355,000	358,772
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	250,000	256,638
Broadcom, Inc.
4.250%, 04/15/2026	46,000	51,833
5.000%, 04/15/2030	685,000	807,951
CDK Global, Inc. 5.250%, 05/15/2029 (C)	5,000	5,325
CDW LLC
3.250%, 02/15/2029	10,000	9,963
4.250%, 04/01/2028	20,000	20,700
Entegris, Inc.
4.375%, 04/15/2028 (C)	40,000	41,100
4.625%, 02/10/2026 (C)	25,000	25,563
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	28,000	28,875
Fidelity National Information Services, Inc.
3.750%, 05/21/2029	130,000	152,896
4.250%, 05/15/2028	60,000	71,879
Fiserv, Inc.
2.250%, 06/01/2027	625,000	659,754
3.200%, 07/01/2026	205,000	227,710
Gartner, Inc. 3.750%, 10/01/2030 (C)	85,000	85,982
Global Payments, Inc.
2.900%, 05/15/2030	185,000	197,818
3.200%, 08/15/2029	80,000	87,265
HP, Inc.
2.200%, 06/17/2025	135,000	141,420
3.000%, 06/17/2027	135,000	145,869
IBM Corp.
1.950%, 05/15/2030	310,000	319,108
3.500%, 05/15/2029	375,000	432,991
4.250%, 05/15/2049	100,000	124,561
Intel Corp. 3.100%, 02/15/2060	175,000	189,606
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Leidos, Inc. 3.625%, 05/15/2025 (C)		$130,000	$144,190
Mastercard, Inc. 3.350%, 03/26/2030		60,000	70,164
Microchip Technology, Inc.
2.670%, 09/01/2023 (C)		370,000	383,019
4.250%, 09/01/2025 (C)		10,000	10,374
Microsoft Corp.
2.675%, 06/01/2060		31,000	32,460
3.950%, 08/08/2056		149,000	196,534
Nokia OYJ
4.375%, 06/12/2027		97,000	103,002
6.625%, 05/15/2039		40,000	49,553
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)		530,000	542,418
NVIDIA Corp. 3.500%, 04/01/2040		200,000	234,193
NXP BV
4.300%, 06/18/2029 (C)		25,000	28,830
4.875%, 03/01/2024 (C)		350,000	393,523
5.350%, 03/01/2026 (C)(D)		115,000	135,957
5.550%, 12/01/2028 (C)		95,000	117,515
Oracle Corp.
3.600%, 04/01/2040		35,000	39,916
3.850%, 04/01/2060		540,000	633,681
Qorvo, Inc.
3.375%, 04/01/2031 (C)		15,000	15,257
5.500%, 07/15/2026		20,000	21,211
QUALCOMM, Inc.
4.650%, 05/20/2035		10,000	13,429
4.800%, 05/20/2045		160,000	214,188
Western Digital Corp. 4.750%, 02/15/2026		20,000	21,600
			8,302,500
Materials – 1.6%
Alpek SAB de CV 4.250%, 09/18/2029 (C)		200,000	197,500
Anglo American Capital PLC
2.625%, 09/10/2030 (C)		210,000	208,299
4.750%, 04/10/2027 (C)		200,000	229,689
4.875%, 05/14/2025 (C)		280,000	318,860
Ball Corp. 4.000%, 11/15/2023		570,000	605,055
Commercial Metals Company 5.375%, 07/15/2027		20,000	21,094
DuPont de Nemours, Inc. 4.205%, 11/15/2023		340,000	373,731
Kaiser Aluminum Corp. 4.625%, 03/01/2028 (C)		20,000	18,650
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	211,266
Olin Corp. 5.125%, 09/15/2027		$45,000	44,550
Standard Industries, Inc.
3.375%, 01/15/2031 (C)		40,000	39,480
4.375%, 07/15/2030 (C)(D)		35,000	35,884
Steel Dynamics, Inc. 2.800%, 12/15/2024		201,000	212,343
Suzano Austria GmbH 5.000%, 01/15/2030		500,000	538,750
Syngenta Finance NV 4.892%, 04/24/2025 (C)		200,000	216,800
The Chemours Company 5.375%, 05/15/2027		45,000	44,775

133

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
The Dow Chemical Company
3.600%, 11/15/2050	$160,000	$162,184
4.800%, 05/15/2049	66,000	78,373
The Sherwin-Williams Company
3.300%, 05/15/2050	60,000	63,077
4.500%, 06/01/2047	55,000	68,365
Vale Overseas, Ltd. 3.750%, 07/08/2030 (D)	365,000	375,585
		4,064,310
Real estate – 0.9%
American Tower Corp. 2.400%, 03/15/2025	135,000	142,897
Brixmor Operating Partnership LP 4.050%, 07/01/2030	285,000	305,763
Equinix, Inc. 1.800%, 07/15/2027	40,000	40,351
GLP Capital LP
4.000%, 01/15/2031	270,000	281,078
5.300%, 01/15/2029	130,000	144,777
5.750%, 06/01/2028	130,000	148,420
SBA Tower Trust
2.836%, 01/15/2025 (C)	300,000	321,008
3.168%, 04/11/2022 (C)	530,000	536,408
3.448%, 03/15/2023 (C)	435,000	458,642
VEREIT Operating Partnership LP 3.400%, 01/15/2028	60,000	62,490
VICI Properties LP 4.250%, 12/01/2026 (C)	10,000	10,047
		2,451,881
Utilities – 3.5%
Alabama Power Company 4.150%, 08/15/2044	160,000	195,038
American Water Capital Corp.
2.800%, 05/01/2030	85,000	93,041
4.150%, 06/01/2049	110,000	137,858
AmeriGas Partners LP
5.625%, 05/20/2024	20,000	21,158
5.875%, 08/20/2026	40,000	43,969
Berkshire Hathaway Energy Company 3.250%, 04/15/2028	135,000	152,987
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025 (C)	200,000	199,500
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	140,000	141,900
3.743%, 05/01/2026	54,000	57,597
4.973%, 05/01/2046	10,000	11,064
Commonwealth Edison Company 3.650%, 06/15/2046	175,000	206,141
Dominion Energy Gas Holdings LLC 2.500%, 11/15/2024	260,000	276,316
Dominion Energy South Carolina, Inc. 5.100%, 06/01/2065	50,000	74,558
Dominion Energy, Inc. 3.375%, 04/01/2030	50,000	56,322
Duke Energy Florida LLC 3.400%, 10/01/2046	225,000	252,143
Duke Energy Indiana LLC 3.250%, 10/01/2049	105,000	116,892
Duke Energy Progress LLC 3.700%, 10/15/2046	70,000	82,210
Evergy, Inc.
2.450%, 09/15/2024	90,000	95,258
2.900%, 09/15/2029	240,000	257,432
Exelon Corp.
2.450%, 04/15/2021	50,000	50,432
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Exelon Corp. (continued)
3.950%, 06/15/2025	$300,000	$338,084
FirstEnergy Corp.
1.600%, 01/15/2026	35,000	34,774
2.250%, 09/01/2030	90,000	87,959
Florida Power & Light Company 3.990%, 03/01/2049	45,000	57,485
Georgia Power Company
2.100%, 07/30/2023	255,000	266,176
4.300%, 03/15/2042	200,000	238,936
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	175,000	189,577
4.250%, 05/01/2030 (C)	510,000	576,671
ITC Holdings Corp. 2.950%, 05/14/2030 (C)	220,000	236,415
MidAmerican Energy Company
3.150%, 04/15/2050	115,000	127,121
3.650%, 08/01/2048	45,000	53,021
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	150,000	156,105
NiSource, Inc.
3.490%, 05/15/2027	210,000	233,941
3.600%, 05/01/2030	315,000	358,697
Oglethorpe Power Corp.
3.750%, 08/01/2050 (C)	35,000	34,782
5.050%, 10/01/2048	135,000	159,284
Oncor Electric Delivery Company LLC
3.100%, 09/15/2049	45,000	49,313
5.750%, 03/15/2029	70,000	91,942
Pacific Gas & Electric Company 2.500%, 02/01/2031	430,000	409,419
PacifiCorp
4.125%, 01/15/2049	33,000	41,114
4.150%, 02/15/2050	45,000	56,241
Public Service Electric & Gas Company 3.800%, 03/01/2046	50,000	60,497
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	330,000	324,533
2.875%, 06/15/2024	220,000	235,365
Puget Energy, Inc.
3.650%, 05/15/2025	250,000	268,358
4.100%, 06/15/2030 (C)	205,000	228,677
Sempra Energy
3.400%, 02/01/2028	200,000	219,848
3.800%, 02/01/2038	85,000	94,859
4.000%, 02/01/2048	25,000	28,132
Southern California Edison Company
2.250%, 06/01/2030 (D)	85,000	85,229
2.850%, 08/01/2029	150,000	157,503
3.650%, 02/01/2050	130,000	135,059
4.000%, 04/01/2047	72,000	77,095
The AES Corp.
3.300%, 07/15/2025 (C)	175,000	186,438
5.125%, 09/01/2027	5,000	5,326
The Connecticut Light & Power Company 4.000%, 04/01/2048	45,000	56,847
The Southern Company
2.950%, 07/01/2023	70,000	74,382
3.700%, 04/30/2030	370,000	422,103
Union Electric Company 4.000%, 04/01/2048	45,000	55,196
		9,034,320
TOTAL CORPORATE BONDS (Cost $85,613,871)		$91,423,375

134

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 2.4%
Chicago Board of Education (Illinois)
6.038%, 12/01/2029	$30,000	$30,951
6.138%, 12/01/2039	155,000	156,254
6.319%, 11/01/2029	185,000	193,020
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	97,335
County of Riverside (California)
2.963%, 02/15/2027	600,000	649,338
3.070%, 02/15/2028	600,000	652,158
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	265,412
5.175%, 11/15/2049	705,000	769,726
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	198,000	294,838
New York Transportation Development Corp. 4.248%, 09/01/2035	785,000	873,540
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	874,085
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	517,829
State of California
7.300%, 10/01/2039 (D)	30,000	49,268
7.550%, 04/01/2039 (D)	35,000	61,237
7.625%, 03/01/2040	20,000	34,622
State of Connecticut 3.000%, 07/01/2021	20,000	20,388
State of Illinois, GO
4.950%, 06/01/2023	336,818	342,692
5.000%, 01/01/2023	40,000	40,974
5.563%, 02/01/2021	80,000	80,557
5.947%, 04/01/2022	120,000	126,613
TOTAL MUNICIPAL BONDS (Cost $5,755,326)		$6,130,837
TERM LOANS (G) – 1.6%
Communication services – 0.3%
Clear Channel Outdoor Holdings, Inc., Term Loan B (3 month LIBOR + 3.500%) 3.761%, 08/21/2026	138,600	125,814
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%) 2.652%, 04/15/2027	98,256	95,084
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	131,829	127,600
ION Media Networks, Inc., 2019 Term Loan B (1 month LIBOR + 3.000%) 3.147%, 12/18/2024	203,943	202,966
Terrier Media Buyer, Inc., Term Loan B (1 month LIBOR + 4.250%) 4.397%, 12/17/2026	109,175	106,329
T-Mobile USA, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.147%, 04/01/2027	99,750	99,598
		757,391
Consumer discretionary – 0.4%
Adient US LLC, Term Loan B (1 and 3 month LIBOR + 4.250%) 4.421%, 05/06/2024	98,750	97,495
APX Group, Inc. 2020 Term Loan (Prime rate + 4.000% and 1 month LIBOR + 5.000%) 5.148%, 12/31/2025	197,006	193,149
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
Bass Pro Group LLC, Term Loan B (3 month LIBOR + 5.000%) 5.750%, 09/25/2024		$97,000	$95,970
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%) 2.356%, 09/15/2023		69,623	67,612
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 2.897%, 12/23/2024		108,230	101,132
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 3.647%, 04/30/2026		99,000	96,308
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.750%, 10/21/2024		120,625	115,348
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.647%, 08/05/2024		100,000	97,188
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 5.251%, 04/16/2026		126,770	117,619
Verisure Holding AB, 2020 EUR Term Loan B 07/20/2026 TBD (H)	EUR	115,000	134,507
			1,116,328
Consumer staples – 0.2%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 2.688%, 08/15/2025		$169,650	167,741
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%) 2.409%, 04/07/2025		166,004	147,848
Reynolds Group Holdings, Inc., USD 2017 Term Loan (Prime rate + 1.750% and 1 and 3 month LIBOR + 2.750%) 2.897%, 02/05/2023		89,851	88,649
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%) 5.322%, 10/01/2026		148,875	147,875
			552,113
Energy – 0.0%
California Resources Corp., Second Out Term Loan 0.000%, 12/31/2021 (I)		110,000	2,109
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%) 3.147%, 11/03/2023		184,414	181,494
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%) 4.147%, 09/03/2026		133,313	131,168
			312,662
Health care – 0.2%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 3.151%, 06/02/2025		76,624	75,012
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%) 3.500%, 03/01/2024		110,537	108,067
Endo International PLC, 2017 Term Loan B (3 month LIBOR + 4.250%) 5.000%, 04/29/2024		145,125	137,869

135

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Health care (continued)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%) 3.750%, 06/07/2023	$97,622	$95,949
Pathway Vet Alliance LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.147%, 03/31/2027	92,021	90,480
		507,377
Industrials – 0.3%
AVSC Holding Corp., 2018 1st Lien Term Loan (1, 3 and 6 month LIBOR + 3.250%) 4.250%, 03/03/2025	73,308	54,431
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%) 5.250%, 06/21/2024	193,500	179,682
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%) 1.897%, 03/01/2027	123,697	119,402
RBS Global, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 1.896%, 08/21/2024	50,146	49,761
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.750%) 3.895%, 02/06/2026	99,500	98,356
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 2.397%, 05/30/2025	97,199	91,720
Vertical US Newco, Inc., USD Term Loan B (3 month LIBOR + 4.250%) 4.570%, 07/30/2027	175,000	173,345
		766,697
Information technology – 0.1%
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.897%, 05/04/2026	99,000	98,038
WEX, Inc., Term Loan B3 (1 month LIBOR + 2.250%) 2.397%, 05/15/2026	143,444	138,296
		236,334
TOTAL TERM LOANS (Cost $4,483,934)		$4,251,011
COLLATERALIZED MORTGAGE OBLIGATIONS – 15.5%
Commercial and residential – 11.2%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 2.369%, 08/25/2035 (F)	152,919	135,904
Series 2005-56, Class 5A1 (1 month LIBOR + 0.320%), 0.468%, 11/25/2035 (F)	72,495	62,326
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 0.688%, 01/25/2036 (F)	22,940	21,892
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 0.598%, 03/01/2038 (F)	133,355	112,299
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	88,142	59,659
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 1.959%, 10/25/2046 (F)	43,273	34,795
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 0.273%, 03/25/2047 (F)	21,326	19,853
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(J)	$122,609	$125,343
Series 2019-3, Class A1, 2.930%, 05/25/2059 (C)(J)	498,841	505,118
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(J)	626,545	644,431
BANK
Series 2017-BNK8, Class XA IO, 0.873%, 11/15/2050	4,465,127	192,013
Series 2019-BN18, Class XA IO, 1.048%, 05/15/2062	1,423,611	91,503
Series 2019-BN20, Class XA IO, 0.963%, 09/15/2062	2,454,781	151,246
Series 2019-BN22, Class XA IO, 0.718%, 11/15/2062	2,452,955	116,687
Series 2019-BN23, Class XA IO, 0.817%, 12/15/2052	1,931,105	107,264
Series 2019-BN24, Class XA IO, 0.768%, 11/15/2062	1,191,903	61,778
Series 2020-BN28, Class XA IO, 1.787%, 03/15/2063	2,610,000	382,580
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.657%, 02/15/2050	3,374,893	241,975
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 1.002%, 08/15/2036 (C)(F)	949,000	921,313
BBCMS Trust Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (C)	329,603	329,684
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.170%) 0.318%, 01/25/2037 (F)	119,952	125,019
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 0.648%, 01/25/2036 (F)	131,999	149,407
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 0.328%, 10/25/2036 (F)	10,714	9,112
Bellemeade Re, Ltd.
Series 2019-1A, Class M1A (1 month LIBOR + 1.300%), 1.448%, 03/25/2029 (C)(F)	25,755	25,751
Series 2019-3A, Class M1A (1 month LIBOR + 1.100%), 1.248%, 07/25/2029 (C)(F)	48,222	48,125
Series 2019-4A, Class M1A (1 month LIBOR + 1.400%), 1.575%, 10/25/2029 (C)(F)	230,614	230,192
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.655%, 01/15/2051	1,339,592	40,140
Series 2018-B4, Class XA IO, 0.687%, 07/15/2051	2,346,320	68,812
Series 2018-B8, Class XA IO, 0.828%, 01/15/2052	4,914,013	215,052
Series 2019-B10, Class XA IO, 1.392%, 03/15/2062	3,199,090	258,745

136

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust (continued)
Series 2019-B12, Class XA IO, 1.204%, 08/15/2052	$1,096,683	$73,720
Series 2020-B18, Class XA IO, 1.919%, 07/15/2053	699,935	85,372
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 1.072%, 10/15/2036 (C)(F)	626,537	626,348
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 2.702%, 12/15/2037 (C)(F)	355,000	337,912
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	375,539
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	156,449	147,234
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 0.828%, 03/25/2035 (F)	35,914	32,458
Series 2007-HY4, Class 1A1, 3.231%, 09/25/2047 (J)	94,831	87,539
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(J)	423,711	433,099
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 1.091%, 07/10/2047	1,951,541	60,431
Series 2015-GC29, Class XA IO, 1.184%, 04/10/2048	1,681,931	68,049
Series 2016-C3, Class C, 4.263%, 11/15/2049 (J)	288,000	274,682
COLT Mortgage Loan Trust
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(J)	193,024	194,791
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(J)	337,823	341,842
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	844,809
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	526,468
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	428,187
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	277,928
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	621,741
Series 2019-WCM, Class A (1 month LIBOR + 0.900%), 1.052%, 10/15/2034 (C)(F)	560,000	556,647
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	16,410
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust (continued)
Series 2015-C2, Class XA IO, 0.892%, 06/15/2057	$5,096,965	$143,873
Series 2016-C6, Class XA IO, 2.061%, 01/15/2049	1,282,288	94,807
CSMC Trust Series 2017-FHA1, Class A1 3.250%, 04/25/2047 (C)(J)	230,491	239,262
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.832%, 09/15/2053	529,942	60,150
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.453%, 06/25/2047 (C)(J)	52,765	52,878
Series 2019-2A, Class A1, 3.558%, 04/25/2059 (C)(J)	231,928	234,622
Series 2019-3A, Class A1, 2.964%, 07/25/2059 (C)(J)	530,026	537,269
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.150%) 0.298%, 03/25/2037 (F)	58,410	55,514
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.688%, 04/19/2036 (J)	140,468	121,400
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	675,393
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	428,974
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 3.783%, 01/25/2036 (J)	5,636	5,602
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 0.448%, 01/25/2037 (F)	92,932	26,493
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 0.816%, 09/19/2035 (F)	33,498	28,180
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 0.396%, 12/19/2036 (F)	189,073	172,522
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 0.346%, 01/19/2038 (F)	70,419	63,501
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 1.148%, 10/25/2037 (F)	75,740	66,083
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 1.748%, 10/25/2028 (C)(F)	108,016	106,638
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.699%, 12/25/2036 (J)	53,196	48,096
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	431,905

137

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	$160,000	$166,221
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.592%, 05/25/2036 (J)	11,609	10,313
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1, 3.000%, 06/25/2059 (C)	421,999	423,442
Series 2019-GS7, Class A1, 3.250%, 11/25/2059 (C)	518,117	518,085
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.190%) 0.338%, 11/25/2046 (F)	147,702	132,799
LSTAR Securities Investment Trust
Series 2019-1, Class A1 (1 month LIBOR + 1.700%), 1.855%, 03/01/2024 (C)(F)	227,443	225,611
Series 2019-2, Class A1 (1 month LIBOR + 1.500%), 1.655%, 04/01/2024 (C)(F)	66,336	65,722
Series 2019-3, Class A1 (1 month LIBOR + 1.500%), 1.655%, 04/01/2024 (C)(F)	216,188	213,636
Series 2019-4, Class A1 (1 month LIBOR + 1.500%), 1.655%, 05/01/2024 (C)(F)	507,393	504,195
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.190%) 0.338%, 05/25/2046 (F)	136,169	117,706
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 3.230%, 11/21/2034 (J)	22,273	22,473
MFA Trust Series 2017-RPL1, Class A1 2.588%, 02/25/2057 (C)(J)	84,691	85,698
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.150%, 12/15/2047	1,061,834	34,020
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	651,816
Series 2014-MP, Class A, 3.469%, 08/11/2033 (C)	475,000	482,858
Series 2017-H1, Class XA IO, 1.581%, 06/15/2050	763,925	48,357
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 (1 month LIBOR + 1.900%) 2.048%, 11/26/2029 (C)(F)	407,000	398,612
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 1.952%, 12/15/2033 (C)(F)	300,000	291,973
Natixis Commercial Mortgage Securities Trust Series 2019-1776, Class C 2.906%, 10/15/2036 (C)	185,000	184,332
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(J)	$338,357	$365,480
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(J)	351,821	378,181
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(J)	631,403	684,035
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(J)	588,303	636,350
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(J)	465,911	503,318
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(J)	360,345	393,844
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 1.648%, 06/25/2057 (C)(F)	359,291	359,489
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(J)	532,199	573,614
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(J)	223,495	241,242
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 0.898%, 01/25/2048 (C)(F)	470,890	469,840
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(J)	375,634	393,289
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(J)	220,024	223,959
Series 2020-NPL2, Class A1, 3.228%, 08/25/2060 (C)	97,767	97,777
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 1.698%, 07/25/2028 (C)(F)	93,982	93,703
Oaktown Re III, Ltd. Series 2019-1A, Class M1A (1 month LIBOR + 1.400%) 1.548%, 07/25/2029 (C)(F)	32,514	32,500
OBX Trust Series 2019-INV1, Class A8 4.000%, 11/25/2048 (C)(J)	172,773	173,337
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 2.146%, 03/27/2024 (C)(F)	284,767	256,291
PRPM LLC
Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(J)	181,918	182,154
Series 2020-3, Class A1, 2.857%, 09/25/2025 (C)	470,000	469,992
Radnor RE, Ltd. Series 2019-2, Class M1A (1 month LIBOR + 1.200%) 1.348%, 06/25/2029 (C)(F)	42,940	42,906
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.250%) 0.398%, 08/25/2037 (F)	63,320	57,243
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	129,382	146,661

138

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	$645,000	$649,215
Verus Securitization Trust
Series 2019-2, Class A1, 3.211%, 05/25/2059 (C)(J)	260,385	266,244
Series 2020-NPL1, Class A1, 3.598%, 08/20/2050 (C)	345,000	344,970
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.133%, 06/25/2037 (J)	18,083	16,710
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 0.748%, 07/25/2036 (F)	29,048	18,496
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	336,229
Series 2015-NXS1, Class D, 4.285%, 05/15/2048 (J)	40,000	37,776
Series 2015-NXS1, Class XA IO, 1.234%, 05/15/2048	1,606,338	62,962
Series 2015-NXS3, Class XA IO, 1.111%, 09/15/2057	3,320,010	129,035
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	332,658
		29,039,755
U.S. Government Agency – 4.3%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 1.798%, 04/25/2043 (C)(F)	86,357	83,162
Series 2019-DNA2, Class M2 (1 month LIBOR + 2.450%), 2.598%, 03/25/2049 (C)(F)	292,612	287,670
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 2.198%, 07/25/2049 (C)(F)	247,241	242,038
Series 2019-HQA1, Class M2 (1 month LIBOR + 2.350%), 2.498%, 02/25/2049 (C)(F)	448,830	444,535
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 1.998%, 09/25/2049 (C)(F)	180,853	176,807
Series 3883, Class PB, 3.000%, 05/15/2041	105,153	113,645
Series 4139, Class PA, 2.500%, 11/15/2041	375,064	392,783
Series K064, Class X1 IO, 0.742%, 03/25/2027	2,294,689	80,505
Series K068, Class A2, 3.244%, 08/25/2027	545,000	626,619
Series K104, Class X1 IO, 1.127%, 01/25/2030	1,323,919	118,024
Series K111, Class X1 IO, 1.682%, 05/25/2030	552,296	71,118
Series K114, Class X1 IO, 1.213%, 06/25/2030	1,604,814	150,044
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	$163,685	$169,206
Series 2012-21, Class PQ, 2.000%, 09/25/2041	87,565	90,218
Series 2012-52, Class PA, 3.500%, 05/25/2042	102,316	110,963
Series 2012-75, Class KC, 2.500%, 12/25/2041	168,265	173,761
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 5.048%, 11/25/2024 (F)	101,156	104,887
Series 2015-48, Class QB, 3.000%, 02/25/2043	242,404	251,858
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.848%, 04/25/2028 (F)	47,495	49,164
Series 2016-11, Class GA, 2.500%, 03/25/2046	161,780	169,958
Series 2016-38, Class NA , 3.000%, 01/25/2046	71,512	77,092
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.148%, 09/25/2028 (F)	36,022	38,120
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 4.498%, 05/25/2029 (F)	272,909	281,979
Series 2017-26, Class CG, 3.500%, 07/25/2044	242,398	254,236
Series 2017-34, Class JK, 3.000%, 05/25/2047	122,715	127,108
Series 2017-35, Class AH, 3.500%, 04/25/2053	286,931	295,900
Series 2017-49, Class JA, 4.000%, 07/25/2053	222,854	233,353
Series 2017-72, Class B, 3.000%, 09/25/2047	214,160	229,935
Series 2017-72, Class CD, 3.000%, 09/25/2047	223,409	240,351
Series 2017-84, Class KA, 3.500%, 04/25/2053	178,857	184,266
Series 2017-96, Class PA, 3.000%, 12/25/2054	287,885	303,269
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 3.698%, 07/25/2029 (F)	169,783	174,657
Series 2018-19, Class DC, 3.500%, 05/25/2056	143,570	150,742
Series 2018-23, Class LA, 3.500%, 04/25/2048	220,709	240,179
Series 2018-38, Class PC, 3.500%, 03/25/2045	174,749	179,548
Series 2018-70, Class HA, 3.500%, 10/25/2056	245,861	263,973
Series 2018-72, Class BA, 3.500%, 07/25/2054	324,381	342,120
Series 2018-77, Class PA, 3.500%, 02/25/2048	100,164	105,224
Series 2018-80, Class GD, 3.500%, 12/25/2047	229,414	243,388
Series 2019-12, Class HA, 3.500%, 11/25/2057	272,946	295,170
Series 2019-14, Class CA, 3.500%, 04/25/2049	264,537	289,330

139

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-15, Class AB, 3.500%, 05/25/2053	$266,441	$280,939
Series 2019-28, Class JA, 3.500%, 06/25/2059	249,509	278,032
Series 2019-41, Class AC, 2.500%, 03/25/2053	288,971	299,021
Series 2019-45, Class PT, 3.000%, 08/25/2049	362,185	390,235
Series 2019-7, Class CA, 3.500%, 11/25/2057	245,621	266,316
Series 2019-7, Class JA, 3.500%, 03/25/2049	245,995	265,247
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.298%, 11/25/2039 (C)(F)	153,399	137,359
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 2.298%, 09/25/2031 (C)(F)	152,344	151,740
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.248%, 06/25/2039 (C)(F)	272,431	270,663
Series 415, Class A3, 3.000%, 11/25/2042	268,168	289,786
Government National Mortgage Association
Series 2006-38, Class XS IO, 7.098%, 09/16/2035	44,948	5,950
Series 2013-37, Class LG, 2.000%, 01/20/2042	232,510	239,243
		11,331,436
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,648,136)		$40,371,191
ASSET BACKED SECURITIES – 9.0%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	242,675	223,568
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 0.368%, 01/25/2037 (F)	121,820	87,262
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	207,342	208,700
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	300,362
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 1.088%, 04/22/2027 (C)(F)	756,362	749,237
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR (3 month LIBOR + 1.100%) 1.345%, 04/25/2026 (C)(F)	173,802	173,667
Bayview Koitere Fund Trust
Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(J)	482,770	499,913
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(J)	186,757	194,432
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(J)	$324,269	$327,575
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(J)	407,641	423,811
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(J)	244,879	253,111
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(J)	205,904	209,954
Carlyle Global Market Strategies CLO, Ltd. Series 2015-2A, Class A1R (3 month LIBOR + 0.780%) 1.025%, 04/27/2027 (C)(F)	576,834	572,070
CF Hippolyta LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	144,758	147,585
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 3.228%, 11/25/2070 (C)	253,198	255,995
Credit Acceptance Auto Loan Trust Series 2017-3A, Class A 2.650%, 06/15/2026 (C)	4,917	4,921
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	362,600	383,624
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	173,688	184,618
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	255,000	260,997
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	570,000	583,762
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	174,413
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 0.458%, 09/25/2036 (F)	240,000	202,910
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (J)	161,239	65,925
Series 2006-15, Class AF6 5.876%, 09/25/2036	396,285	165,119
Series 2006-20, Class 2A1A (1 month LIBOR + 0.050%) 0.198%, 12/25/2046 (F)	280,006	176,639
GSAA Trust Series 2005-7, Class AF4 5.058%, 05/25/2035	261,534	261,359
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 0.238%, 01/25/2037 (F)	232,259	169,047
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 1.312%, 10/20/2027 (C)(F)	490,000	485,222
Legacy Mortgage Asset Trust Series 2018-GS1, Class A1 4.000%, 03/25/2058 (C)	769,235	778,741

140

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Madison Park Funding XII, Ltd. Series 2014-12A, Class B1R (3 month LIBOR + 1.650%) 1.922%, 07/20/2026 (C)(F)	$530,000	$530,021
MFA LLC Series 2017-NPL1, Class A1 3.352%, 11/25/2047 (C)	345,452	346,413
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.329%, 10/15/2051 (C)	625,000	629,475
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	599,823	588,061
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (C)	315,613	316,716
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (C)	198,428	200,108
OCP CLO, Ltd. Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 1.075%, 07/15/2027 (C)(F)	367,139	365,525
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.650%, 11/18/2024 (C)	69,340	69,341
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.370%, 09/14/2032 (C)	280,572	281,086
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 1.318%, 04/30/2027 (C)(F)	933,091	928,162
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 1.122%, 01/20/2027 (C)(F)	409,848	407,064
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A1 3.721%, 01/25/2059 (C)	336,054	335,381
Series 2019-NPL3, Class A1 3.105%, 07/27/2059 (C)	372,748	373,080
Series 2020-NPL1, Class A1 2.858%, 05/27/2059 (C)	502,265	498,416
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.090%) 0.238%, 07/25/2036 (F)	142,085	68,456
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%) 1.192%, 10/20/2027 (C)(F)	1,204,998	1,196,538
SoFi Consumer Loan Program LLC
Series 2017-1, Class A 3.280%, 01/26/2026 (C)	6,166	6,177
Series 2017-3, Class A 2.770%, 05/25/2026 (C)	12,924	12,996
Series 2017-4, Class A 2.500%, 05/26/2026 (C)	30,343	30,566
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 0.328%, 07/25/2037 (F)	33,960	32,064
Springleaf Funding Trust Series 2017-AA, Class A 2.680%, 07/15/2030 (C)	739,451	740,413
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 1.112%, 04/20/2028 (C)(F)	$382,871	$379,643
Towd Point Mortgage Trust
Series 2015-3, Class A1B 3.000%, 03/25/2054 (C)(J)	9,560	9,624
Series 2015-4, Class A1B 2.750%, 04/25/2055 (C)(J)	43,539	43,798
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(J)	186,301	190,959
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(J)	214,770	217,353
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(J)	595,540	610,813
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(J)	149,371	153,549
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(J)	281,699	290,084
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(J)	431,437	447,244
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 0.748%, 02/25/2057 (C)(F)	311,668	311,091
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 1.155%, 07/15/2027 (C)(F)	726,281	719,220
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A 3.179%, 10/25/2049 (C)	276,527	277,064
Series 2019-NPL8, Class A1A 3.278%, 11/25/2049 (C)	459,517	459,927
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.228%, 10/25/2049 (C)	597,878	598,136
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.327%, 11/26/2049 (C)	177,091	177,531
VOLT LXXXIV LLC Series 2019-NP10, Class A1A 3.426%, 12/27/2049 (C)	549,550	549,751
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	228,538	240,568
Westlake Automobile Receivables Trust
Series 2017-2A, Class D 3.280%, 12/15/2022 (C)	451,729	454,649
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	420,000	429,855
Wingstop Funding LLC Series 2018-1, Class A2 4.970%, 12/05/2048 (C)	212,850	218,210
TOTAL ASSET BACKED SECURITIES (Cost $23,285,548)		$23,259,667
COMMON STOCKS – 0.0%
Energy – 0.0%
Foresight Energy LLC (K)(L)	895	14,560
TOTAL COMMON STOCKS (Cost $119,522)		$14,560

141

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 1.700% (Expiration Date: 11-23-20; Strike Rate: 1.700%; Counterparty: Bank of America N.A.) (L)(M)		1,465,000	$94
TOTAL PURCHASED OPTIONS (Cost $36,698)			$94
SHORT-TERM INVESTMENTS – 6.6%
Foreign government – 0.0%
Italy Treasury Bill (0.287)%, 11/27/2020 *	EUR	25,000	29,329
Short-term funds – 0.7%
John Hancock Collateral Trust, 0.2185% (N)(O)		164,020	1,641,823
Repurchase agreement – 5.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-20 at 0.080% to be repurchased at $15,300,034 on 10-1-20, collateralized by $11,357,100 U.S. Treasury Bonds, 3.125% due 11-15-41 (valued at $15,606,061)		$15,300,000	15,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,969,516)			$16,971,152
Total Investments (Investment Quality Bond Trust) (Cost $323,904,835) – 130.6%			$338,877,908
Other assets and liabilities, net – (30.6%)			(79,360,012)
TOTAL NET ASSETS – 100.0%			$259,517,896
Currency Abbreviations
ARS	Argentine Peso
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
Investment Quality Bond Trust (continued)
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $72,142,347 or 27.8% of the fund's net assets as of 9-30-20.
(D)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $1,588,217.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Non-income producing - Issuer is in default.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(L)	Non-income producing security.
(M)	For this type of option, notional amounts are equivalent to number of contracts.
(N)	The rate shown is the annualized seven-day yield as of 9-30-20.
(O)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	20	Long	Dec 2020	$2,112,854	$2,140,051	$27,197
10-Year U.S. Treasury Note Futures	33	Long	Dec 2020	4,594,038	4,604,531	10,493
5-Year U.S. Treasury Note Futures	89	Long	Dec 2020	11,194,662	11,216,781	22,119
Euro-Buxl Futures	1	Short	Dec 2020	(257,328)	(261,081)	(3,753)
Euro-OAT Futures	5	Short	Dec 2020	(984,403)	(988,082)	(3,679)
German Euro BUND Futures	14	Short	Dec 2020	(2,858,017)	(2,864,623)	(6,606)
U.S. Treasury Long Bond Futures	4	Short	Dec 2020	(708,211)	(705,125)	3,086
Ultra U.S. Treasury Bond Futures	36	Short	Dec 2020	(8,041,692)	(7,985,250)	56,442
Ultra U.S. Treasury Bond Futures	37	Short	Dec 2020	(5,889,040)	(5,917,109)	(28,069)
						$77,230
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
142

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	226,131	CAD	300,000	HUS	11/25/2020	$793	—
USD	132,950	EUR	114,000	MSI	10/30/2020	—	$(787)
USD	27,980	EUR	25,000	MSI	11/27/2020	—	(1,366)
USD	1,857,296	EUR	1,569,000	HUS	12/16/2020	14,622	—
USD	103,329	EUR	87,000	SCB	12/16/2020	1,154	—
USD	137,988	GBP	105,000	JPM	12/16/2020	2,437	—
USD	272,467	MXN	5,530,000	GSI	6/10/2021	29,526	—
						$48,532	$(2,153)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	$(907,723)	$(907,723)
								—	$(907,723)	$(907,723)
Centrally cleared	2,155,000	USD	Fixed 0.075%	USD Compounded SOFR	Annual	Annual	Aug 2025	$(245)	5,107	4,862
Centrally cleared	1,640,000	USD	Fixed 0.380%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2025	(1,513)	565	(948)
Centrally cleared	1,390,000	USD	Fixed 0.836%	USD LIBOR BBA	Semi-Annual	Quarterly	Mar 2030	—	(20,748)	(20,748)
Centrally cleared	5,975,000	USD	Fixed 0.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2030	(21,715)	12,751	(8,964)
Centrally cleared	1,605,000	USD	Fixed 0.810%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2050	5,024	128,587	133,611
								$(18,449)	$126,262	$107,813
								$(18,449)	$(781,461)	$(799,910)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.AAA.12	1,360,000	USD	$1,360,000	0.500%	Monthly	Aug 2061	$24,719	$(21,016)	$3,703
GSI	CMBX.NA.AAA.12	335,000	USD	335,000	0.500%	Monthly	Aug 2061	798	254	1,052
GSI	CMBX.NA.AAA.12	790,000	USD	790,000	0.500%	Monthly	Aug 2061	(2,832)	5,312	2,480
				$2,485,000				$22,685	$(15,450)	$7,235
Centrally cleared	CDX.NA.HY.35	195,000	USD	195,000	5.000%	Quarterly	Dec 2025	(8,381)	(80)	(8,461)
Centrally cleared	CDX.NA.IG.35	610,000	USD	610,000	1.000%	Quarterly	Dec 2025	(14,130)	1,197	(12,933)
				$805,000				$(22,511)	$1,117	$(21,394)
				$3,290,000				$174	$(14,333)	$(14,159)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	25.400%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,571)	$(18,855)	$(36,426)
GSI	CMBX.NA.BBB-.6	25.400%	140,000	USD	140,000	3.000%	Monthly	May 2063	(22,209)	(24,151)	(46,360)
GSI	CMBX.NA.BBB-.6	25.400%	1,335,000	USD	1,335,000	3.000%	Monthly	May 2063	(81,368)	(363,935)	(445,303)
GSI	CMBX.NA.BBB-.6	25.400%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(85,614)	(378,034)	(463,648)
MSI	CMBX.NA.BBB-.6	25.400%	255,000	USD	255,000	3.000%	Monthly	May 2063	(39,370)	(45,072)	(84,442)
MSI	CMBX.NA.BBB-.6	25.400%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,406)	(22,643)	(43,049)
MSI	CMBX.NA.BBB-.6	25.400%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,396)	(19,685)	(38,081)
MSI	CMBX.NA.BBB-.6	25.400%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,043)	(11,806)	(22,849)
					$3,544,000				$(295,977)	$(884,181)	$(1,180,158)
Centrally cleared	Government of Mexico	1.360%	215,000	USD	215,000	1.000%	Quarterly	Jun 2025	(2,945)	(694)	(3,639)
Centrally cleared	Republic of Brazil	2.310%	220,000	USD	220,000	1.000%	Quarterly	Jun 2025	(12,794)	(347)	(13,141)
Centrally cleared	CDX.EM.34	2.300%	6,445,000	USD	6,445,000	1.000%	Quarterly	Dec 2025	(421,713)	14,881	(406,832)
					$6,880,000				$(437,452)	$13,840	$(423,612)
					$10,424,000				$(733,429)	$(870,341)	$(1,603,770)
143

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 82.5%
Equity - 82.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,405,877	$28,412,767
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,999,357)		$28,412,767
UNAFFILIATED INVESTMENT COMPANIES - 17.6%
Exchange-traded funds - 17.6%
Financial Select Sector SPDR Fund	25,552	615,035
Vanguard Energy ETF	10,535	424,666
Vanguard FTSE Emerging Markets ETF	42,444	1,835,279
Vanguard Health Care ETF	1,192	243,168
Vanguard Information Technology ETF	2,781	866,142
Vanguard Materials ETF	1,072	144,302
Vanguard Mid-Cap ETF	5,925	1,044,341
Vanguard Real Estate ETF	4,330	341,897
Vanguard Small-Cap ETF	3,637	559,371
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,721,059)		$6,074,201
Total Investments (Lifestyle Aggressive Portfolio) (Cost $31,720,416) - 100.1%		$34,486,968
Other assets and liabilities, net - (0.1%)		(32,738)
TOTAL NET ASSETS - 100.0%		$34,454,230
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,268,697	$510,680,369
Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income - 49.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	34,130,258	$505,127,817
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $901,861,723)		$1,015,808,186
Total Investments (Lifestyle Balanced Portfolio) (Cost $901,861,723) - 100.0%		$1,015,808,186
Other assets and liabilities, net - (0.0%)		(64,875)
TOTAL NET ASSETS - 100.0%		$1,015,743,311
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,174,723	$43,951,152
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,875,682	175,760,087
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $202,166,650)		$219,711,239
Total Investments (Lifestyle Conservative Portfolio) (Cost $202,166,650) - 100.0%		$219,711,239
Other assets and liabilities, net - (0.0%)		(37,357)
TOTAL NET ASSETS - 100.0%		$219,673,882
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

144

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	203,581,974	$4,114,391,704
Fixed income - 28.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	112,020,977	1,657,910,460
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,007,370,321)		$5,772,302,164
Total Investments (Lifestyle Growth Portfolio) (Cost $5,007,370,321) - 100.0%		$5,772,302,164
Other assets and liabilities, net - (0.0%)		(214,684)
TOTAL NET ASSETS - 100.0%		$5,772,087,480
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,450,567	$130,365,967
Fixed income - 59.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	12,934,207	191,426,261
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $290,083,366)		$321,792,228
Total Investments (Lifestyle Moderate Portfolio) (Cost $290,083,366) - 100.0%		$321,792,228
Other assets and liabilities, net - (0.0%)		(42,022)
TOTAL NET ASSETS - 100.0%		$321,750,206
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Managed Volatility Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 85.1%
Equity - 85.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	710,506	$30,459,398
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	1,725,119	21,805,510
Managed Volatility Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Equity Income, Series NAV, JHVIT (T. Rowe Price)	2,294,957	$29,260,697
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	548,447	30,356,543
Mid Cap Stock, Series NAV, JHVIT (Wellington) (B)	451,766	11,560,700
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,265,552	11,073,583
Multifactor Developed International ETF, JHETF (DFA)	418,670	11,371,077
Multifactor Emerging Markets ETF, JHETF (DFA)	380,081	9,334,865
Multifactor Large Cap ETF, JHETF (DFA)	417,479	17,433,923
Multifactor Mid Cap ETF, JHETF (DFA)	221,184	8,320,942
Multifactor Small Cap ETF, JHETF (DFA)	494,485	12,055,544
Small Cap Growth, Class NAV, JHF II (Redwood) (B)	206,043	4,030,204
Small Cap Value, Series NAV, JHVIT (Wellington)	313,834	3,935,482
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	3,104,828	62,748,567
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $239,057,600)		$263,747,035
UNAFFILIATED INVESTMENT COMPANIES - 10.7%
Equity - 10.7%
Fidelity 500 Index Fund	34,591	4,049,589
Fidelity International Index Fund	728,930	29,244,681
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,751,741)		$33,294,270
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (D)	2,069,199	2,069,199
TOTAL SHORT-TERM INVESTMENTS (Cost $2,069,199)		$2,069,199
Total Investments (Managed Volatility Aggressive Portfolio) (Cost $271,878,540) - 96.5%		$299,110,504
Other assets and liabilities, net - 3.5%		10,928,331
TOTAL NET ASSETS - 100.0%		$310,038,835
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 9-30-20.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	76	Short	Dec 2020	$(11,240,933)	$(11,148,725)	$92,208
Euro STOXX 50 Index Futures	295	Short	Dec 2020	(11,279,879)	(11,047,174)	232,705
145

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
FTSE 100 Index Futures	62	Short	Dec 2020	$(4,753,786)	$(4,673,296)	$80,490
Japanese Yen Currency Futures	52	Short	Dec 2020	(6,149,927)	(6,166,875)	(16,948)
MSCI Emerging Markets Index Futures	317	Short	Dec 2020	(17,194,436)	(17,252,725)	(58,289)
Nikkei 225 Index Futures	30	Short	Dec 2020	(6,572,987)	(6,622,102)	(49,115)
Pound Sterling Currency Futures	58	Short	Dec 2020	(4,667,784)	(4,677,700)	(9,916)
Russell 2000 E-Mini Index Futures	53	Short	Dec 2020	(3,990,186)	(3,986,660)	3,526
S&P 500 Index E-Mini Futures	389	Short	Dec 2020	(65,141,845)	(65,376,312)	(234,467)
S&P Mid 400 Index E-Mini Futures	68	Short	Dec 2020	(12,620,031)	(12,620,120)	(89)
						$40,105
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.3%
Equity - 49.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	5,376,773	$230,502,245
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	13,651,951	172,560,656
Equity Income, Series NAV, JHVIT (T. Rowe Price)	17,850,664	227,595,966
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	4,843,756	268,101,876
Mid Cap Stock, Series NAV, JHVIT (Wellington) (B)	2,398,475	61,376,975
Mid Value, Series NAV, JHVIT (T. Rowe Price)	6,770,942	59,245,739
Multifactor Developed International ETF, JHETF (DFA)	3,740,544	101,593,175
Multifactor Emerging Markets ETF, JHETF (DFA)	3,007,431	73,863,107
Multifactor Large Cap ETF, JHETF (DFA)	3,398,215	141,909,458
Multifactor Mid Cap ETF, JHETF (DFA)	2,533,376	95,305,605
Multifactor Small Cap ETF, JHETF (DFA)	2,963,015	72,238,306
Small Cap Growth, Class NAV, JHF II (Redwood) (B)	1,628,890	31,861,089
Small Cap Value, Series NAV, JHVIT (Wellington)	2,427,599	30,442,090
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	62,964,217	1,272,506,827
		2,839,103,114
Fixed income - 49.1%
Bond, Class NAV, JHSB (MIM US) (C)	43,366,942	726,829,954
Core Bond, Series NAV, JHVIT (Wells Capital)	17,595,233	252,667,540
Select Bond, Series NAV, JHVIT (MIM US) (C)	125,303,315	1,854,489,062
		2,833,986,556
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,128,738,930)		$5,673,089,670
UNAFFILIATED INVESTMENT COMPANIES - 0.6%
Equity - 0.6%
Fidelity 500 Index Fund	313,329	36,681,426
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,055,343)		$36,681,426
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.3%
Commercial paper - 0.2%
The Trustees of Princeton University 0.200%, 01/14/2021 *	$3,300,000	$3,300,000
Yale University 0.180%, 01/07/2021 *	5,000,000	4,998,158
		8,298,158
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (D)	6,194,858	6,194,858
TOTAL SHORT-TERM INVESTMENTS (Cost $14,492,408)		$14,493,016
Total Investments (Managed Volatility Balanced Portfolio) (Cost $5,174,286,681) - 99.2%		$5,724,264,112
Other assets and liabilities, net - 0.8%		46,806,551
TOTAL NET ASSETS - 100.0%		$5,771,070,663
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 9-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

146

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	276	Short	Dec 2020	$(40,560,725)	$(40,487,475)	$73,250
Euro STOXX 50 Index Futures	1,078	Short	Dec 2020	(40,534,190)	(40,368,993)	165,197
FTSE 100 Index Futures	188	Short	Dec 2020	(14,251,711)	(14,170,641)	81,070
Japanese Yen Currency Futures	175	Short	Dec 2020	(20,718,769)	(20,753,906)	(35,137)
MSCI Emerging Markets Index Futures	976	Short	Dec 2020	(52,258,260)	(53,118,800)	(860,540)
Nikkei 225 Index Futures	111	Short	Dec 2020	(24,359,990)	(24,501,778)	(141,788)
Pound Sterling Currency Futures	177	Short	Dec 2020	(14,152,561)	(14,275,050)	(122,489)
Russell 2000 E-Mini Index Futures	195	Short	Dec 2020	(14,430,909)	(14,667,900)	(236,991)
S&P 500 Index E-Mini Futures	1,658	Short	Dec 2020	(273,360,771)	(278,647,624)	(5,286,853)
S&P Mid 400 Index E-Mini Futures	251	Short	Dec 2020	(45,804,042)	(46,583,090)	(779,048)
						$(7,143,329)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.7%
Equity - 19.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	466,675	$20,006,351
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	762,578	9,638,985
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,571,101	20,031,532
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	353,706	19,577,632
Multifactor Developed International ETF, JHETF (DFA)	16,624	451,508
Multifactor Emerging Markets ETF, JHETF (DFA)	164,593	4,042,437
Multifactor Large Cap ETF, JHETF (DFA)	251,279	10,493,411
Multifactor Mid Cap ETF, JHETF (DFA)	340,034	12,792,079
Multifactor Small Cap ETF, JHETF (DFA)	314,252	7,661,464
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	4,440,148	89,735,401
		194,430,800
Fixed income - 79.3%
Bond, Class NAV, JHSB (MIM US) (C)	12,204,515	204,547,668
Core Bond, Series NAV, JHVIT (Wells Capital)	4,937,982	70,909,428
Select Bond, Series NAV, JHVIT (MIM US) (C)	35,208,057	521,079,241
		796,536,337
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $903,274,472)		$990,967,137
UNAFFILIATED INVESTMENT COMPANIES - 0.4%
Equity - 0.4%
Fidelity 500 Index Fund	34,495	4,038,303
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,397,796)		$4,038,303
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency - 0.2%
Federal Home Loan Bank 0.157%, (1 month LIBOR + 0.005%), 08/16/2021 (D)	$2,000,000	2,000,098
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,000,300)		$2,000,098
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
U.S. Government - 0.0%
U.S. Treasury Bill 0.124%, 11/05/2020 *	$265,000	$264,976
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (E)	3,707,490	3,707,490
TOTAL SHORT-TERM INVESTMENTS (Cost $3,972,458)		$3,972,466
Total Investments (Managed Volatility Conservative Portfolio) (Cost $912,645,026) - 99.7%		$1,000,978,004
Other assets and liabilities, net - 0.3%		2,922,426
TOTAL NET ASSETS - 100.0%		$1,003,900,430
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 9-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

147

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	12	Long	Dec 2020	$1,771,623	$1,760,325	$(11,298)
Euro STOXX 50 Index Futures	50	Long	Dec 2020	1,903,876	1,872,402	(31,474)
FTSE 100 Index Futures	7	Long	Dec 2020	534,808	527,630	(7,178)
Japanese Yen Currency Futures	7	Long	Dec 2020	827,572	830,156	2,584
MSCI Emerging Markets Index Futures	43	Long	Dec 2020	2,320,147	2,340,275	20,128
Nikkei 225 Index Futures	4	Long	Dec 2020	870,457	882,947	12,490
Pound Sterling Currency Futures	7	Long	Dec 2020	565,892	564,550	(1,342)
Russell 2000 E-Mini Index Futures	8	Long	Dec 2020	599,399	601,760	2,361
S&P 500 Index E-Mini Futures	96	Long	Dec 2020	16,030,157	16,134,000	103,843
S&P Mid 400 Index E-Mini Futures	14	Long	Dec 2020	2,592,215	2,598,260	6,045
						$96,159
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.1%
Equity - 68.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	7,644,092	$327,702,228
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	26,217,079	331,383,879
Equity Income, Series NAV, JHVIT (T. Rowe Price)	25,284,956	322,383,186
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	7,659,352	423,945,114
Mid Cap Stock, Series NAV, JHVIT (Wellington) (B)	4,876,671	124,794,018
Mid Value, Series NAV, JHVIT (T. Rowe Price)	13,784,772	120,616,755
Multifactor Developed International ETF, JHETF (DFA)	7,657,780	207,985,305
Multifactor Emerging Markets ETF, JHETF (DFA)	5,748,972	141,195,902
Multifactor Large Cap ETF, JHETF (DFA)	5,328,764	222,529,185
Multifactor Mid Cap ETF, JHETF (DFA)	4,121,705	155,058,542
Multifactor Small Cap ETF, JHETF (DFA)	5,813,198	141,725,767
Small Cap Growth, Class NAV, JHF II (Redwood) (B)	2,681,041	52,441,165
Small Cap Value, Series NAV, JHVIT (Wellington)	4,022,804	50,445,958
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	103,845,233	2,098,712,156
		4,720,919,160
Fixed income - 28.4%
Bond, Class NAV, JHSB (MIM US) (C)	29,691,996	497,637,854
Core Bond, Series NAV, JHVIT (Wells Capital)	12,075,807	173,408,583
Select Bond, Series NAV, JHVIT (MIM US) (C)	86,285,785	1,277,029,618
		1,948,076,055
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,990,107,025)		$6,668,995,215
UNAFFILIATED INVESTMENT COMPANIES - 0.7%
Equity - 0.7%
Fidelity International Index Fund	1,157,758	46,449,254
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $46,040,632)		$46,449,254
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.5%
Commercial paper - 0.2%
The Trustees of Princeton University 0.200%, 01/14/2021 *	$4,000,000	$4,000,000
Yale University 0.180%, 01/07/2021 *	8,500,000	8,496,868
		12,496,868
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. Discount Note 0.010%, 10/01/2020 *	3,786,000	3,786,000
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (D)	15,330,240	15,330,240
TOTAL SHORT-TERM INVESTMENTS (Cost $31,612,075)		$31,613,108
Total Investments (Managed Volatility Growth Portfolio) (Cost $6,067,759,732) - 98.3%		$6,747,057,577
Other assets and liabilities, net - 1.7%		119,967,308
TOTAL NET ASSETS - 100.0%		$6,867,024,885
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 9-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

148

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	879	Short	Dec 2020	$(129,853,534)	$(128,943,806)	$909,728
Euro STOXX 50 Index Futures	3,431	Short	Dec 2020	(130,937,643)	(128,484,245)	2,453,398
FTSE 100 Index Futures	621	Short	Dec 2020	(47,641,481)	(46,808,341)	833,140
Japanese Yen Currency Futures	567	Short	Dec 2020	(67,185,587)	(67,242,656)	(57,069)
MSCI Emerging Markets Index Futures	3,279	Short	Dec 2020	(178,238,450)	(178,459,575)	(221,125)
Nikkei 225 Futures	332	Short	Dec 2020	(72,983,137)	(73,284,597)	(301,460)
Pound Sterling Currency Futures	584	Short	Dec 2020	(46,868,525)	(47,099,600)	(231,075)
Russell 2000 E-Mini Index Futures	610	Short	Dec 2020	(45,845,808)	(45,884,200)	(38,392)
S&P 500 Index E-Mini Futures	4,609	Short	Dec 2020	(769,880,270)	(774,600,063)	(4,719,793)
S&P Mid 400 Index E-Mini Futures	775	Short	Dec 2020	(143,528,701)	(143,832,250)	(303,549)
						$(1,676,197)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.1%
Equity - 39.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	1,392,916	$59,714,313
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	2,559,010	32,345,888
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,655,683	59,359,963
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	1,183,166	65,488,253
Mid Cap Stock, Series NAV, JHVIT (Wellington) (B)	646,996	16,556,635
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,829,858	16,011,261
Multifactor Developed International ETF, JHETF (DFA)	566,378	15,382,826
Multifactor Emerging Markets ETF, JHETF (DFA)	567,105	13,928,212
Multifactor Large Cap ETF, JHETF (DFA)	831,306	34,715,339
Multifactor Mid Cap ETF, JHETF (DFA)	335,890	12,636,182
Multifactor Small Cap ETF, JHETF (DFA)	416,125	10,145,128
Small Cap Growth, Class NAV, JHF II (Redwood) (B)	390,056	7,629,488
Small Cap Value, Series NAV, JHVIT (Wellington)	583,504	7,317,144
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	14,985,425	302,855,443
		654,086,075
Fixed income - 59.1%
Bond, Class NAV, JHSB (MIM US) (C)	15,149,417	253,904,224
Core Bond, Series NAV, JHVIT (Wells Capital)	6,152,715	88,352,988
Select Bond, Series NAV, JHVIT (MIM US) (C)	43,825,933	648,623,804
		990,881,016
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,489,718,675)		$1,644,967,091
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	114,804	13,440,092
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $11,383,505)		$13,440,092
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
U.S. Government Agency - 0.3%
Federal Home Loan Bank
0.157%, (1 month LIBOR + 0.005%), 08/16/2021 (D)	$3,000,000	$3,000,147
0.170%, (SOFR + 0.090%), 11/30/2020 (D)	2,000,000	2,000,252
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,000,433)		$5,000,399
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government - 0.2%
U.S. Treasury Bill
0.086%, 10/20/2020 *	2,000,000	1,999,912
0.124%, 11/05/2020 *	1,000,000	999,910
		2,999,822
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (E)	4,556,402	4,556,402
TOTAL SHORT-TERM INVESTMENTS (Cost $7,556,191)		$7,556,224
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,513,658,804) - 99.7%		$1,670,963,806
Other assets and liabilities, net - 0.3%		5,688,220
TOTAL NET ASSETS - 100.0%		$1,676,652,026
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 9-30-20.

149

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	30	Short	Dec 2020	$(4,396,633)	$(4,400,813)	$(4,180)
Euro STOXX 50 Index Futures	116	Short	Dec 2020	(4,332,871)	(4,343,973)	(11,102)
FTSE 100 Index Futures	20	Short	Dec 2020	(1,508,366)	(1,507,515)	851
Japanese Yen Currency Futures	19	Short	Dec 2020	(2,252,348)	(2,253,281)	(933)
MSCI Emerging Markets Index Futures	93	Short	Dec 2020	(4,948,693)	(5,061,525)	(112,832)
Nikkei 225 Index Futures	14	Short	Dec 2020	(3,076,177)	(3,090,314)	(14,137)
Pound Sterling Currency Futures	19	Short	Dec 2020	(1,522,445)	(1,532,350)	(9,905)
Russell 2000 E-Mini Index Futures	21	Short	Dec 2020	(1,554,735)	(1,579,620)	(24,885)
S&P 500 Index E-Mini Futures	194	Short	Dec 2020	(32,024,117)	(32,604,123)	(580,006)
S&P Mid 400 Index E-Mini Futures	26	Short	Dec 2020	(4,749,018)	(4,825,340)	(76,322)
						$(833,451)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 1.7%
Entertainment – 0.2%
Cinemark Holdings, Inc.	70,110	$701,100
World Wrestling Entertainment, Inc., Class A	30,568	1,237,087
		1,938,187
Interactive media and services – 0.2%
TripAdvisor, Inc.	62,916	1,232,524
Yelp, Inc. (A)(B)	45,008	904,211
		2,136,735
Media – 1.2%
AMC Networks, Inc., Class A (A)(B)	26,553	656,125
Cable One, Inc.	3,547	6,687,620
John Wiley & Sons, Inc., Class A	28,569	905,923
TEGNA, Inc.	143,354	1,684,410
The New York Times Company, Class A (B)	94,528	4,044,853
		13,978,931
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	65,172	1,201,772
		19,255,625
Consumer discretionary – 15.5%
Auto components – 1.4%
Adient PLC (A)	61,468	1,065,240
Dana, Inc.	94,596	1,165,423
Delphi Technologies PLC (A)	56,535	944,700
Fox Factory Holding Corp. (A)	27,130	2,016,573
Gentex Corp.	160,918	4,143,639
Lear Corp.	35,715	3,894,721
The Goodyear Tire & Rubber Company	152,557	1,170,112
Visteon Corp. (A)	18,219	1,261,119
		15,661,527
Automobiles – 0.5%
Harley-Davidson, Inc.	100,330	2,462,098
Thor Industries, Inc. (B)	36,140	3,442,696
		5,904,794
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distributors – 0.8%
Pool Corp.	26,239	$8,777,991
Diversified consumer services – 1.2%
Adtalem Global Education, Inc. (A)	33,964	833,477
Graham Holdings Company, Class B	2,716	1,097,563
Grand Canyon Education, Inc. (A)	30,957	2,474,703
H&R Block, Inc.	126,294	2,057,329
Service Corp. International	115,375	4,866,518
Strategic Education, Inc.	15,980	1,461,691
WW International, Inc. (A)	30,724	579,762
		13,371,043
Hotels, restaurants and leisure – 4.3%
Boyd Gaming Corp.	52,508	1,611,471
Caesars Entertainment, Inc. (A)	129,181	7,241,887
Choice Hotels International, Inc.	18,849	1,620,260
Churchill Downs, Inc. (B)	23,236	3,806,522
Cracker Barrel Old Country Store, Inc.	15,513	1,778,721
Dunkin' Brands Group, Inc.	53,867	4,412,246
Jack in the Box, Inc. (B)	14,848	1,177,595
Marriott Vacations Worldwide Corp.	26,882	2,441,154
Papa John's International, Inc.	21,484	1,767,704
Penn National Gaming, Inc. (A)(B)	94,141	6,844,051
Scientific Games Corp. (A)	36,583	1,277,113
Six Flags Entertainment Corp.	49,391	1,002,637
Texas Roadhouse, Inc.	42,714	2,596,584
The Wendy's Company	117,231	2,613,665
Wingstop, Inc.	19,379	2,648,140
Wyndham Destinations, Inc.	55,816	1,716,900
Wyndham Hotels & Resorts, Inc.	60,995	3,080,248
		47,636,898
Household durables – 1.7%
Helen of Troy, Ltd. (A)	16,580	3,208,562
KB Home	57,655	2,213,375
Taylor Morrison Home Corp. (A)	84,914	2,088,035
Tempur Sealy International, Inc. (A)	31,398	2,800,388
Toll Brothers, Inc.	75,179	3,658,210
TopBuild Corp. (A)	21,659	3,696,975
TRI Pointe Group, Inc. (A)	85,327	1,547,832
		19,213,377

150

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail – 0.4%
GrubHub, Inc. (A)	60,416	$4,369,889
Leisure products – 0.8%
Brunswick Corp.	51,829	3,053,246
Mattel, Inc. (A)(B)	227,121	2,657,316
Polaris, Inc.	37,750	3,561,335
		9,271,897
Multiline retail – 0.6%
Kohl's Corp.	103,299	1,914,130
Nordstrom, Inc. (B)	70,994	846,248
Ollie's Bargain Outlet Holdings, Inc. (A)	37,239	3,252,827
		6,013,205
Specialty retail – 2.8%
Aaron's, Inc.	43,959	2,490,277
American Eagle Outfitters, Inc. (B)	97,521	1,444,286
AutoNation, Inc. (A)	38,258	2,024,996
Dick's Sporting Goods, Inc.	42,653	2,468,756
Five Below, Inc. (A)	36,561	4,643,247
Foot Locker, Inc.	68,244	2,254,099
Lithia Motors, Inc., Class A	14,693	3,349,122
Murphy USA, Inc. (A)	17,766	2,278,845
RH (A)	10,104	3,865,992
Sally Beauty Holdings, Inc. (A)(B)	73,886	642,069
Urban Outfitters, Inc. (A)	44,813	932,559
Williams-Sonoma, Inc.	50,935	4,606,561
		31,000,809
Textiles, apparel and luxury goods – 1.0%
Carter's, Inc.	28,569	2,473,504
Columbia Sportswear Company	19,922	1,732,816
Deckers Outdoor Corp. (A)	18,346	4,036,303
Skechers U.S.A., Inc., Class A (A)	89,240	2,696,833
		10,939,456
		172,160,886
Consumer staples – 3.9%
Beverages – 0.5%
The Boston Beer Company, Inc., Class A (A)	5,964	5,268,359
Food and staples retailing – 1.0%
BJ's Wholesale Club Holdings, Inc. (A)	90,314	3,752,547
Casey's General Stores, Inc.	24,164	4,292,735
Grocery Outlet Holding Corp. (A)	54,576	2,145,928
Sprouts Farmers Market, Inc. (A)(B)	77,220	1,616,215
		11,807,425
Food products – 2.0%
Darling Ingredients, Inc. (A)	106,039	3,820,585
Flowers Foods, Inc.	128,843	3,134,750
Ingredion, Inc.	43,858	3,319,173
Lancaster Colony Corp. (B)	12,795	2,287,746
Pilgrim's Pride Corp. (A)	31,955	478,207
Post Holdings, Inc. (A)	41,224	3,545,264
Sanderson Farms, Inc.	12,959	1,528,773
The Hain Celestial Group, Inc. (A)(B)	54,700	1,876,210
Tootsie Roll Industries, Inc. (B)	11,426	353,063
TreeHouse Foods, Inc. (A)	36,993	1,499,326
		21,843,097
Household products – 0.1%
Energizer Holdings, Inc.	38,131	1,492,447
Personal products – 0.3%
Coty, Inc., Class A	185,339	500,415
Edgewell Personal Care Company (A)	35,587	992,166
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Nu Skin Enterprises, Inc., Class A	33,644	$1,685,228
		3,177,809
		43,589,137
Energy – 1.1%
Energy equipment and services – 0.1%
ChampionX Corp. (A)	121,663	972,087
Oil, gas and consumable fuels – 1.0%
Antero Midstream Corp.	187,223	1,005,388
Cimarex Energy Company	66,813	1,625,560
CNX Resources Corp. (A)	122,716	1,158,439
EQT Corp.	167,349	2,163,823
Equitrans Midstream Corp.	266,159	2,251,705
Murphy Oil Corp.	94,531	843,217
World Fuel Services Corp.	41,568	880,826
WPX Energy, Inc. (A)	264,451	1,295,810
		11,224,768
		12,196,855
Financials – 13.3%
Banks – 5.1%
Associated Banc-Corp. (B)	100,620	1,269,824
BancorpSouth Bank	63,126	1,223,382
Bank of Hawaii Corp.	26,221	1,324,685
Bank OZK (B)	79,146	1,687,393
Cathay General Bancorp	49,001	1,062,342
CIT Group, Inc.	64,455	1,141,498
Commerce Bancshares, Inc.	65,721	3,699,435
Cullen/Frost Bankers, Inc.	36,536	2,336,477
East West Bancorp, Inc. (B)	92,635	3,032,870
First Financial Bankshares, Inc. (B)	92,994	2,595,463
First Horizon National Corp. (B)	362,242	3,415,942
FNB Corp.	211,610	1,434,716
Fulton Financial Corp.	106,112	990,025
Glacier Bancorp, Inc.	62,466	2,002,035
Hancock Whitney Corp.	56,537	1,063,461
Home BancShares, Inc.	99,511	1,508,587
International Bancshares Corp.	36,452	949,939
PacWest Bancorp	76,439	1,305,578
Pinnacle Financial Partners, Inc.	49,657	1,767,293
Prosperity Bancshares, Inc.	60,667	3,144,371
Signature Bank	35,069	2,910,376
Sterling Bancorp	127,329	1,339,501
Synovus Financial Corp.	96,449	2,041,825
TCF Financial Corp.	99,671	2,328,315
Texas Capital Bancshares, Inc. (A)	33,029	1,028,193
Trustmark Corp.	41,523	889,007
UMB Financial Corp.	28,298	1,386,885
Umpqua Holdings Corp.	144,184	1,531,234
United Bankshares, Inc.	84,954	1,823,962
Valley National Bancorp	264,375	1,810,969
Webster Financial Corp.	59,051	1,559,537
Wintrust Financial Corp.	37,713	1,510,406
		57,115,526
Capital markets – 2.5%
Affiliated Managers Group, Inc.	30,479	2,084,154
Eaton Vance Corp.	74,752	2,851,789
Evercore, Inc., Class A	26,576	1,739,665
FactSet Research Systems, Inc.	24,875	8,330,140
Federated Hermes, Inc.	62,315	1,340,396
Interactive Brokers Group, Inc., Class A	51,757	2,501,416
Janus Henderson Group PLC (B)	98,706	2,143,894
SEI Investments Company	79,612	4,037,921
Stifel Financial Corp.	44,886	2,269,436
		27,298,811

151

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance – 0.5%
FirstCash, Inc.	27,132	$1,552,222
LendingTree, Inc. (A)(B)	5,152	1,581,097
Navient Corp.	126,967	1,072,871
SLM Corp.	245,675	1,987,511
		6,193,701
Diversified financial services – 0.2%
Jefferies Financial Group, Inc.	141,395	2,545,110
Insurance – 4.4%
Alleghany Corp.	9,370	4,876,617
American Financial Group, Inc.	46,955	3,145,046
Brighthouse Financial, Inc. (A)	60,904	1,638,927
Brown & Brown, Inc.	153,687	6,957,410
CNO Financial Group, Inc.	92,786	1,488,287
First American Financial Corp.	73,014	3,717,143
Genworth Financial, Inc., Class A (A)	331,296	1,109,842
Kemper Corp.	40,207	2,687,034
Mercury General Corp.	17,397	719,714
Old Republic International Corp.	185,125	2,728,743
Primerica, Inc.	25,875	2,927,498
Reinsurance Group of America, Inc.	44,479	4,233,956
RenaissanceRe Holdings, Ltd.	33,533	5,691,891
RLI Corp. (B)	25,900	2,168,607
Selective Insurance Group, Inc.	39,160	2,016,348
The Hanover Insurance Group, Inc.	24,695	2,301,080
		48,408,143
Thrifts and mortgage finance – 0.6%
Essent Group, Ltd.	73,606	2,724,158
New York Community Bancorp, Inc.	303,731	2,511,855
Washington Federal, Inc.	49,566	1,033,947
		6,269,960
		147,831,251
Health care – 10.9%
Biotechnology – 1.3%
Arrowhead Pharmaceuticals, Inc. (A)	66,973	2,883,857
Emergent BioSolutions, Inc. (A)	29,453	3,043,378
Exelixis, Inc. (A)(B)	202,307	4,946,406
Ligand Pharmaceuticals, Inc. (A)(B)	10,527	1,003,434
United Therapeutics Corp. (A)	29,077	2,936,777
		14,813,852
Health care equipment and supplies – 3.3%
Avanos Medical, Inc. (A)	31,317	1,040,351
Cantel Medical Corp.	24,563	1,079,298
Globus Medical, Inc., Class A (A)	49,318	2,442,227
Haemonetics Corp. (A)	33,194	2,896,177
Hill-Rom Holdings, Inc.	43,608	3,641,704
ICU Medical, Inc. (A)	12,749	2,330,007
Integra LifeSciences Holdings Corp. (A)	46,346	2,188,458
LivaNova PLC (A)	31,863	1,440,526
Masimo Corp. (A)	33,098	7,813,114
NuVasive, Inc. (A)	33,556	1,629,815
Penumbra, Inc. (A)	21,985	4,273,444
Quidel Corp. (A)	24,994	5,483,184
		36,258,305
Health care providers and services – 3.1%
Acadia Healthcare Company, Inc. (A)	58,246	1,717,092
Amedisys, Inc. (A)	21,257	5,025,793
Chemed Corp.	10,423	5,006,688
Encompass Health Corp.	65,110	4,230,848
HealthEquity, Inc. (A)(B)	50,210	2,579,288
LHC Group, Inc. (A)	20,683	4,396,378
MEDNAX, Inc. (A)	55,954	910,931
Molina Healthcare, Inc. (A)	38,825	7,106,528
Patterson Companies, Inc.	56,776	1,368,585
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Tenet Healthcare Corp. (A)	69,000	$1,691,190
		34,033,321
Life sciences tools and services – 2.4%
Bio-Techne Corp.	25,240	6,252,705
Charles River Laboratories International, Inc. (A)	32,526	7,365,513
Medpace Holdings, Inc. (A)	17,850	1,994,738
PRA Health Sciences, Inc. (A)	41,877	4,248,003
Repligen Corp. (A)	31,969	4,716,706
Syneos Health, Inc. (A)	40,967	2,177,806
		26,755,471
Pharmaceuticals – 0.8%
Jazz Pharmaceuticals PLC (A)	36,310	5,177,443
Nektar Therapeutics (A)	117,130	1,943,187
Prestige Consumer Healthcare, Inc. (A)	32,860	1,196,761
		8,317,391
		120,178,340
Industrials – 17.3%
Aerospace and defense – 1.0%
Axon Enterprise, Inc. (A)	41,559	3,769,401
Curtiss-Wright Corp.	27,221	2,538,630
Hexcel Corp.	54,673	1,834,279
Mercury Systems, Inc. (A)	36,665	2,840,071
		10,982,381
Air freight and logistics – 0.5%
XPO Logistics, Inc. (A)	59,793	5,062,075
Airlines – 0.2%
JetBlue Airways Corp. (A)	178,363	2,020,853
Building products – 1.7%
Builders FirstSource, Inc. (A)	76,421	2,492,853
Lennox International, Inc.	22,792	6,213,327
Owens Corning	70,719	4,866,174
Trex Company, Inc. (A)	75,788	5,426,421
		18,998,775
Commercial services and supplies – 2.0%
Clean Harbors, Inc. (A)	33,513	1,877,733
Healthcare Services Group, Inc.	48,726	1,049,071
Herman Miller, Inc.	38,544	1,162,487
HNI Corp.	27,940	876,757
IAA, Inc. (A)	87,699	4,566,487
KAR Auction Services, Inc.	84,608	1,218,355
MSA Safety, Inc.	23,676	3,176,609
Stericycle, Inc. (A)	59,896	3,777,042
Tetra Tech, Inc.	35,282	3,369,431
The Brink's Company (B)	33,077	1,359,134
		22,433,106
Construction and engineering – 1.1%
AECOM (A)	105,010	4,393,618
Dycom Industries, Inc. (A)	20,846	1,101,086
EMCOR Group, Inc.	35,948	2,434,039
Fluor Corp.	81,680	719,601
MasTec, Inc. (A)	36,731	1,550,048
Valmont Industries, Inc.	13,986	1,736,781
		11,935,173
Electrical equipment – 2.6%
Acuity Brands, Inc.	25,951	2,656,085
EnerSys	27,811	1,866,674
Generac Holdings, Inc. (A)	41,110	7,960,540
Hubbell, Inc.	35,504	4,858,367
nVent Electric PLC	111,257	1,968,136
Regal Beloit Corp.	26,568	2,493,938

152

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Sunrun, Inc. (A)	83,080	$6,402,976
		28,206,716
Industrial conglomerates – 0.4%
Carlisle Companies, Inc.	35,735	4,372,892
Machinery – 4.7%
AGCO Corp.	40,210	2,986,397
Colfax Corp. (A)	65,885	2,066,154
Crane Company	32,292	1,618,798
Donaldson Company, Inc.	82,580	3,833,364
Graco, Inc.	109,150	6,696,353
ITT, Inc.	56,568	3,340,340
Kennametal, Inc.	54,295	1,571,297
Lincoln Electric Holdings, Inc.	38,869	3,577,503
Nordson Corp.	35,337	6,778,343
Oshkosh Corp.	44,591	3,277,439
Terex Corp.	45,372	878,402
The Middleby Corp. (A)(B)	36,414	3,266,700
The Timken Company	44,252	2,399,343
The Toro Company	70,250	5,897,488
Trinity Industries, Inc.	58,268	1,136,226
Woodward, Inc.	37,985	3,044,878
		52,369,025
Marine – 0.1%
Kirby Corp. (A)	39,308	1,421,770
Professional services – 1.1%
ASGN, Inc. (A)	34,373	2,184,748
CoreLogic, Inc.	52,024	3,520,464
FTI Consulting, Inc. (A)	23,960	2,539,041
Insperity, Inc.	23,626	1,547,267
ManpowerGroup, Inc.	38,020	2,788,007
		12,579,527
Road and rail – 1.0%
Avis Budget Group, Inc. (A)(B)	33,754	888,405
Knight-Swift Transportation Holdings, Inc.	82,463	3,356,244
Landstar System, Inc.	25,128	3,153,313
Ryder System, Inc.	35,236	1,488,369
Werner Enterprises, Inc.	38,001	1,595,662
		10,481,993
Trading companies and distributors – 0.9%
GATX Corp.	22,915	1,460,831
MSC Industrial Direct Company, Inc., Class A	29,806	1,886,124
Univar Solutions, Inc. (A)	110,689	1,868,430
Watsco, Inc.	21,490	5,004,806
		10,220,191
		191,084,477
Information technology – 15.4%
Communications equipment – 1.0%
Ciena Corp. (A)	100,594	3,992,576
InterDigital, Inc.	20,169	1,150,843
Lumentum Holdings, Inc. (A)	49,235	3,699,026
NetScout Systems, Inc. (A)	47,437	1,035,550
ViaSat, Inc. (A)	41,985	1,443,864
		11,321,859
Electronic equipment, instruments and components – 3.7%
Arrow Electronics, Inc. (A)	50,824	3,997,816
Avnet, Inc.	64,672	1,671,124
Belden, Inc.	29,146	907,024
Cognex Corp.	113,298	7,375,700
Coherent, Inc. (A)	15,881	1,761,679
II-VI, Inc. (A)	67,874	2,752,969
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Jabil, Inc.	88,726	$3,039,753
Littelfuse, Inc.	15,937	2,826,268
National Instruments Corp.	86,054	3,072,128
SYNNEX Corp.	26,972	3,777,698
Trimble, Inc. (A)	163,822	7,978,131
Vishay Intertechnology, Inc. (B)	86,790	1,351,320
		40,511,610
IT services – 2.0%
Alliance Data Systems Corp.	31,240	1,311,455
CACI International, Inc., Class A (A)	16,432	3,502,645
KBR, Inc.	93,204	2,084,041
LiveRamp Holdings, Inc. (A)	43,132	2,232,944
MAXIMUS, Inc.	40,143	2,746,183
Perspecta, Inc.	89,464	1,740,075
Sabre Corp.	204,016	1,328,144
Science Applications International Corp.	38,081	2,986,312
WEX, Inc. (A)	28,870	4,012,064
		21,943,863
Semiconductors and semiconductor equipment – 4.6%
Cabot Microelectronics Corp.	19,023	2,716,675
Cirrus Logic, Inc. (A)	38,231	2,578,681
Cree, Inc. (A)(B)	71,811	4,577,233
Enphase Energy, Inc. (A)	82,500	6,813,675
First Solar, Inc. (A)	49,952	3,306,822
MKS Instruments, Inc.	36,092	3,942,329
Monolithic Power Systems, Inc.	27,641	7,728,700
Semtech Corp. (A)	42,663	2,259,432
Silicon Laboratories, Inc. (A)	28,674	2,805,751
SolarEdge Technologies, Inc. (A)	32,814	7,821,217
Synaptics, Inc. (A)	22,411	1,802,293
Universal Display Corp.	28,062	5,071,926
		51,424,734
Software – 3.9%
ACI Worldwide, Inc. (A)	76,202	1,991,158
Blackbaud, Inc.	32,458	1,812,130
CDK Global, Inc.	79,575	3,468,674
Ceridian HCM Holding, Inc. (A)	84,995	7,024,837
CommVault Systems, Inc. (A)	30,374	1,239,259
Fair Isaac Corp. (A)	18,986	8,076,265
j2 Global, Inc. (A)	29,299	2,028,077
Manhattan Associates, Inc. (A)	41,589	3,971,334
Paylocity Holding Corp. (A)	24,310	3,924,120
PTC, Inc. (A)	68,423	5,659,951
Qualys, Inc. (A)	22,098	2,165,825
Teradata Corp. (A)(B)	71,365	1,619,986
		42,981,616
Technology hardware, storage and peripherals – 0.2%
NCR Corp. (A)	84,066	1,861,221
		170,044,903
Materials – 5.7%
Chemicals – 2.5%
Ashland Global Holdings, Inc. (B)	35,632	2,527,021
Avient Corp.	59,866	1,584,054
Cabot Corp.	36,967	1,331,921
Ingevity Corp. (A)	27,024	1,336,067
Minerals Technologies, Inc.	22,339	1,141,523
NewMarket Corp.	4,792	1,640,397
Olin Corp.	93,020	1,151,588
RPM International, Inc.	85,096	7,049,353
Sensient Technologies Corp.	27,732	1,601,246
The Chemours Company	107,532	2,248,494
The Scotts Miracle-Gro Company	26,655	4,075,816

153

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Valvoline, Inc.	121,146	$2,306,620
		27,994,100
Construction materials – 0.2%
Eagle Materials, Inc.	27,339	2,359,902
Containers and packaging – 1.1%
AptarGroup, Inc.	42,213	4,778,512
Greif, Inc., Class A	17,312	626,868
O-I Glass, Inc.	102,762	1,088,250
Silgan Holdings, Inc.	51,545	1,895,310
Sonoco Products Company	65,718	3,356,218
		11,745,158
Metals and mining – 1.6%
Commercial Metals Company	77,957	1,557,581
Compass Minerals International, Inc.	22,224	1,318,994
Reliance Steel & Aluminum Company	41,744	4,259,558
Royal Gold, Inc.	42,944	5,160,580
Steel Dynamics, Inc.	130,844	3,746,064
United States Steel Corp. (B)	144,285	1,059,052
Worthington Industries, Inc.	23,611	962,857
		18,064,686
Paper and forest products – 0.3%
Domtar Corp.	36,136	949,293
Louisiana-Pacific Corp.	73,530	2,169,870
		3,119,163
		63,283,009
Real estate – 9.1%
Equity real estate investment trusts – 8.8%
American Campus Communities, Inc.	90,111	3,146,676
Brixmor Property Group, Inc.	194,112	2,269,169
Camden Property Trust	63,768	5,674,077
CoreSite Realty Corp.	27,847	3,310,451
Corporate Office Properties Trust	73,448	1,742,187
Cousins Properties, Inc.	97,271	2,780,978
CyrusOne, Inc.	76,519	5,358,626
Douglas Emmett, Inc.	107,933	2,709,118
EastGroup Properties, Inc.	25,752	3,330,506
EPR Properties	48,850	1,343,375
First Industrial Realty Trust, Inc.	83,286	3,314,783
Healthcare Realty Trust, Inc.	89,074	2,682,909
Highwoods Properties, Inc.	68,023	2,283,532
Hudson Pacific Properties, Inc.	100,408	2,201,947
JBG SMITH Properties	73,580	1,967,529
Kilroy Realty Corp.	68,624	3,565,703
Lamar Advertising Company, Class A	56,561	3,742,641
Life Storage, Inc.	30,718	3,233,684
Medical Properties Trust, Inc.	346,236	6,104,141
National Retail Properties, Inc.	113,621	3,921,061
Omega Healthcare Investors, Inc.	148,603	4,449,174
Park Hotels & Resorts, Inc.	154,256	1,541,017
Pebblebrook Hotel Trust	85,680	1,073,570
Physicians Realty Trust	136,277	2,440,721
PotlatchDeltic Corp.	43,782	1,843,222
PS Business Parks, Inc.	13,135	1,607,593
Rayonier, Inc.	89,377	2,363,128
Rexford Industrial Realty, Inc.	81,048	3,708,756
Sabra Health Care REIT, Inc.	134,585	1,855,254
Service Properties Trust	107,765	856,732
Spirit Realty Capital, Inc.	67,465	2,276,944
STORE Capital Corp.	149,342	4,096,451
Taubman Centers, Inc.	40,406	1,345,116
The GEO Group, Inc.	79,439	900,838
The Macerich Company	73,392	498,332
Urban Edge Properties	71,822	698,110
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Weingarten Realty Investors	78,839	$1,337,109
		97,575,160
Real estate management and development – 0.3%
Jones Lang LaSalle, Inc.	33,902	3,243,065
		100,818,225
Utilities – 3.7%
Electric utilities – 1.2%
ALLETE, Inc.	33,968	1,757,504
Hawaiian Electric Industries, Inc.	71,483	2,376,095
IDACORP, Inc.	33,038	2,639,736
OGE Energy Corp.	131,056	3,930,369
PNM Resources, Inc.	52,151	2,155,401
		12,859,105
Gas utilities – 1.4%
National Fuel Gas Company	59,550	2,417,135
New Jersey Resources Corp.	62,807	1,697,045
ONE Gas, Inc.	34,648	2,391,058
Southwest Gas Holdings, Inc.	36,609	2,310,028
Spire, Inc.	33,706	1,793,159
UGI Corp.	136,393	4,498,241
		15,106,666
Multi-utilities – 0.6%
Black Hills Corp.	41,080	2,197,369
MDU Resources Group, Inc.	131,286	2,953,935
NorthWestern Corp.	33,113	1,610,616
		6,761,920
Water utilities – 0.5%
Essential Utilities, Inc. (B)	146,063	5,879,036
		40,606,727
TOTAL COMMON STOCKS (Cost $1,038,568,283)		$1,081,049,435
SHORT-TERM INVESTMENTS – 4.2%
U.S. Government Agency – 0.9%
Federal Home Loan Bank Discount Note 0.089%, 10/21/2020 *	$9,300,000	9,299,690
Short-term funds – 1.8%
John Hancock Collateral Trust, 0.2185% (C)(D)	2,002,171	20,041,528
Repurchase agreement – 1.5%
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $16,966,000 on 10-1-20, collateralized by $14,921,900 U.S. Treasury Notes, 2.125% due 3-31-24 (valued at $15,939,036) and $1,249,900 U.S. Treasury Inflation Indexed Notes, 0.500% due 4-15-24 (valued at $1,366,299)	$16,966,000	16,966,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,308,009)		$46,307,218
Total Investments (Mid Cap Index Trust) (Cost $1,084,876,292) – 101.8%		$1,127,356,653
Other assets and liabilities, net – (1.8%)		(19,610,684)
TOTAL NET ASSETS – 100.0%		$1,107,745,969
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $20,782,890. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,352,798 in the form of U.S. Treasuries was pledged to the fund.

154

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
(C)	The rate shown is the annualized seven-day yield as of 9-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	152	Long	Dec 2020	$28,243,184	$28,209,680	$(33,504)
						$(33,504)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 92.2%
Communication services – 9.4%
Entertainment – 3.9%
Live Nation Entertainment, Inc. (A)	34,062	$1,835,261
Roku, Inc. (A)	65,228	12,315,046
Spotify Technology SA (A)	84,286	20,445,255
		34,595,562
Interactive media and services – 5.5%
Match Group, Inc. (A)	238,102	26,345,986
Snap, Inc., Class A (A)	773,899	20,206,503
Twitter, Inc. (A)	40,908	1,820,406
		48,372,895
		82,968,457
Consumer discretionary – 22.0%
Automobiles – 1.3%
Thor Industries, Inc.	123,497	11,764,324
Diversified consumer services – 1.9%
Chegg, Inc. (A)	229,407	16,388,836
Hotels, restaurants and leisure – 6.6%
Aramark	495,958	13,118,089
DraftKings, Inc. (A)(B)	329,494	19,224,976
DraftKings, Inc., Class A (A)(C)	104,112	6,125,950
Penn National Gaming, Inc. (A)	131,574	9,565,430
Planet Fitness, Inc., Class A (A)	161,181	9,931,973
		57,966,418
Household durables – 2.0%
Lennar Corp., A Shares	219,703	17,945,341
Leisure products – 3.9%
Peloton Interactive, Inc., Class A (A)	237,177	23,537,445
Polaris, Inc.	113,349	10,693,345
		34,230,790
Specialty retail – 6.3%
Burlington Stores, Inc. (A)(C)	122,021	25,147,308
Five Below, Inc. (A)	122,617	15,572,359
Floor & Decor Holdings, Inc., Class A (A)	180,060	13,468,488
JAND, Inc., Class A (A)(B)(D)	28,798	706,432
		54,894,587
		193,190,296
Consumer staples – 3.7%
Beverages – 3.7%
Monster Beverage Corp. (A)	264,427	21,207,045
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Boston Beer Company, Inc., Class A (A)	13,353	$11,795,506
		33,002,551
Financials – 3.6%
Capital markets – 3.6%
BowX Acquisition Corp. (A)	837,427	8,592,001
Churchill Capital Corp. III, Class A (A)	716,231	7,341,368
Churchill Capital Corp. IV (A)	815,670	8,173,013
The Blackstone Group, Inc., Class A	143,046	7,467,001
		31,573,383
Health care – 23.9%
Biotechnology – 7.1%
Apellis Pharmaceuticals, Inc. (A)	91,085	2,748,034
Argenx SE, ADR (A)	24,486	6,428,065
Ascendis Pharma A/S, ADR (A)	23,373	3,606,921
Exact Sciences Corp. (A)(C)	276,132	28,151,657
Galapagos NV (A)	75,338	10,680,655
Galapagos NV, ADR (A)	4,557	646,684
Kodiak Sciences, Inc. (A)	30,675	1,816,267
Seattle Genetics, Inc. (A)	44,750	8,757,128
		62,835,411
Health care equipment and supplies – 13.1%
ABIOMED, Inc. (A)	69,686	19,307,203
Align Technology, Inc. (A)	81,561	26,699,809
DexCom, Inc. (A)	49,253	20,303,564
Insulet Corp. (A)(C)	96,089	22,733,697
Novocure, Ltd. (A)	55,945	6,227,238
Tandem Diabetes Care, Inc. (A)	172,418	19,569,443
		114,840,954
Health care technology – 1.5%
Veeva Systems, Inc., Class A (A)	46,331	13,027,814
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	87,698	8,852,236
Pharmaceuticals – 1.2%
Elanco Animal Health, Inc. (A)	305,112	8,521,778
Reata Pharmaceuticals, Inc., Class A (A)(C)	18,355	1,788,144
		10,309,922
		209,866,337
Industrials – 7.8%
Building products – 2.2%
Trane Technologies PLC	156,660	18,995,025

155

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 1.5%
Copart, Inc. (A)	126,157	$13,266,670
Machinery – 0.9%
Fortive Corp.	104,434	7,958,915
Professional services – 3.2%
CoStar Group, Inc. (A)	33,435	28,369,932
		68,590,542
Information technology – 21.8%
IT services – 6.6%
GoDaddy, Inc., Class A (A)	260,521	19,791,780
Leidos Holdings, Inc.	144,775	12,906,691
Square, Inc., Class A (A)	158,609	25,781,893
		58,480,364
Semiconductors and semiconductor equipment – 1.7%
Marvell Technology Group, Ltd.	373,562	14,830,411
Software – 13.5%
2U, Inc. (A)(C)	220,143	7,454,042
Fair Isaac Corp. (A)	35,922	15,280,500
Guidewire Software, Inc. (A)	200,053	20,859,526
Paycom Software, Inc. (A)	8,596	2,675,935
RingCentral, Inc., Class A (A)	56,783	15,593,180
Splunk, Inc. (A)	162,993	30,663,877
Workday, Inc., Class A (A)	120,077	25,832,165
		118,359,225
		191,670,000
TOTAL COMMON STOCKS (Cost $567,485,130)		$810,861,566
PREFERRED SECURITIES – 2.5%
Consumer discretionary – 1.2%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(B)(D)	75,561	2,585,697
Internet and direct marketing retail – 0.7%
Coupang LLC (A)(B)(D)	707,162	6,548,320
One Kings Lane, Inc. (A)(D)	302,694	48,431
		6,596,751
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(D)	64,307	1,577,489
		10,759,937
Information technology – 1.1%
Software – 1.1%
Essence Group Holdings Corp. (A)(B)(D)	1,663,188	5,455,257
Lookout, Inc., Series F (A)(B)(D)	211,003	1,690,134
MarkLogic Corp., Series F (A)(B)(D)	253,035	2,305,149
		9,450,540
Real estate – 0.2%
Real estate management and development – 0.2%
The We Company, Inc., Series D1 (A)(B)(D)	92,333	728,507
The We Company, Inc., Series D2 (A)(B)(D)	81,039	639,398
		1,367,905
TOTAL PREFERRED SECURITIES (Cost $16,954,078)		$21,578,382
EXCHANGE-TRADED FUNDS – 3.7%
iShares Russell Mid-Cap Growth ETF (C)	188,123	32,520,823
TOTAL EXCHANGE-TRADED FUNDS (Cost $31,129,722)		$32,520,823
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 7.1%
Short-term funds – 5.6%
John Hancock Collateral Trust, 0.2185% (E)(F)	4,894,974	$48,998,202
Repurchase agreement – 1.5%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-20 at 0.080% to be repurchased at $13,600,030 on 10-1-20, collateralized by $10,067,300 U.S. Treasury Bonds, 3.000% due 2-15-48 (valued at $13,872,035)	$13,600,000	13,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $62,599,563)		$62,598,202
Total Investments (Mid Cap Stock Trust) (Cost $678,168,493) – 105.5%		$927,558,973
Other assets and liabilities, net – (5.5%)		(48,136,316)
TOTAL NET ASSETS – 100.0%		$879,422,657
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(C)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $47,893,464.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 5.6%
Entertainment – 0.1%
Madison Square Garden Sports Corp. (A)	5,400	$812,592
Media – 5.2%
AMC Networks, Inc., Class A (A)(B)	49,960	1,234,512
DISH Network Corp., Class A (A)	83,183	2,414,802
Fox Corp., Class A	52,653	1,465,333
News Corp., Class A	894,511	12,541,044
Scholastic Corp.	99,572	2,090,016
ViacomCBS, Inc., Class B (B)	273,673	7,665,581
		27,411,288
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	89,479	1,649,993
		29,873,873
Consumer discretionary – 2.8%
Diversified consumer services – 0.8%
Strategic Education, Inc.	45,923	4,200,577
Hotels, restaurants and leisure – 0.4%
Compass Group PLC	162,394	2,439,444
Household durables – 0.2%
Mohawk Industries, Inc. (A)	9,700	946,623
Multiline retail – 0.3%
Nordstrom, Inc. (B)	118,651	1,414,320
Specialty retail – 0.2%
Tiffany & Company	8,665	1,003,840

156

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp.	68,434	$4,651,459
		14,656,263
Consumer staples – 9.1%
Beverages – 0.7%
Carlsberg A/S, Class B	25,990	3,501,427
Food and staples retailing – 1.8%
Sysco Corp.	134,302	8,356,270
The Kroger Company	36,855	1,249,753
		9,606,023
Food products – 6.6%
Archer-Daniels-Midland Company	37,250	1,731,753
Bunge, Ltd.	322,971	14,759,775
Campbell Soup Company (B)	32,272	1,560,997
Flowers Foods, Inc.	513,914	12,503,528
The Kraft Heinz Company	132,591	3,971,100
Tootsie Roll Industries, Inc. (B)	9,000	278,100
		34,805,253
		47,912,703
Energy – 10.8%
Energy equipment and services – 1.7%
Frank's International NV (A)	860,637	1,325,382
National Oilwell Varco, Inc.	212,000	1,920,720
Schlumberger NV	165,729	2,578,743
SEACOR Holdings, Inc. (A)	46,782	1,360,421
SEACOR Marine Holdings, Inc. (A)	98,958	200,885
Tidewater, Inc. (A)	218,777	1,467,994
		8,854,145
Oil, gas and consumable fuels – 9.1%
Apache Corp.	97,009	918,675
Cameco Corp. (B)	619,075	6,252,658
Canadian Natural Resources, Ltd. (B)	339,319	5,432,497
EQT Corp.	910,545	11,773,347
Equinor ASA	39,808	563,986
Equinor ASA (Frankfurt Stock Exchange)	124,931	1,754,185
Equitrans Midstream Corp.	424,815	3,593,935
Hess Corp.	105,826	4,331,458
Imperial Oil, Ltd.	685,422	8,197,647
NAC Kazatomprom JSC, GDR	156,038	2,279,319
NAC Kazatomprom JSC, GDR (London Stock Exchange)	961	14,038
Ovintiv, Inc. (B)	296,670	2,420,827
Peabody Energy Corp.	285,989	657,775
		48,190,347
		57,044,492
Financials – 17.1%
Banks – 2.8%
Fifth Third Bancorp	377,516	8,048,641
Popular, Inc.	42,889	1,555,584
Westamerica Bancorporation	98,577	5,357,660
		14,961,885
Capital markets – 5.5%
Lazard, Ltd., Class A	246,799	8,156,707
Northern Trust Corp.	99,778	7,779,691
State Street Corp.	190,629	11,310,019
TD Ameritrade Holding Corp.	48,495	1,898,579
		29,144,996
Consumer finance – 0.7%
Ally Financial, Inc.	144,997	3,635,075
Diversified financial services – 1.2%
Groupe Bruxelles Lambert SA	68,881	6,209,749
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance – 6.2%
Brighthouse Financial, Inc. (A)	136,281	$3,667,322
Brown & Brown, Inc.	159,130	7,203,815
CNA Financial Corp.	168,179	5,043,688
Kemper Corp.	59,234	3,958,608
Loews Corp.	251,015	8,722,771
Marsh & McLennan Companies, Inc.	37,229	4,270,166
		32,866,370
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	363,983	3,372,303
		90,190,378
Health care – 16.9%
Biotechnology – 1.7%
Alkermes PLC (A)	211,895	3,511,100
BioMarin Pharmaceutical, Inc. (A)	29,300	2,229,144
Incyte Corp. (A)	31,109	2,791,722
Ionis Pharmaceuticals, Inc. (A)	13,900	659,555
		9,191,521
Health care equipment and supplies – 5.9%
Alcon, Inc. (A)	10,227	579,827
Baxter International, Inc.	67,747	5,448,214
Dentsply Sirona, Inc.	175,434	7,671,729
Hologic, Inc. (A)	137,984	9,171,796
Zimmer Biomet Holdings, Inc.	62,281	8,478,935
		31,350,501
Health care providers and services – 7.4%
Cardinal Health, Inc.	251,569	11,811,165
Covetrus, Inc. (A)	215,729	5,263,788
Patterson Companies, Inc. (B)	434,028	10,462,245
Select Medical Holdings Corp. (A)	540,226	11,247,505
		38,784,703
Pharmaceuticals – 1.9%
Jazz Pharmaceuticals PLC (A)	14,355	2,046,879
Perrigo Company PLC	143,402	6,583,586
Royalty Pharma PLC, Class A (B)	32,344	1,360,712
		9,991,177
		89,317,902
Industrials – 9.7%
Aerospace and defense – 1.8%
Textron, Inc.	257,683	9,299,779
Air freight and logistics – 1.8%
CH Robinson Worldwide, Inc. (B)	85,822	8,770,150
Expeditors International of Washington, Inc.	7,174	649,390
		9,419,540
Airlines – 0.9%
Southwest Airlines Company	132,126	4,954,725
Commercial services and supplies – 0.7%
Cintas Corp.	10,534	3,506,031
Machinery – 3.3%
AGCO Corp.	69,036	5,127,304
CNH Industrial NV (A)(B)	279,458	2,185,362
PACCAR, Inc.	79,128	6,748,036
Xylem, Inc.	38,679	3,253,677
		17,314,379
Road and rail – 1.2%
JB Hunt Transport Services, Inc.	35,814	4,526,173
Kansas City Southern	2,434	440,140
Ryder System, Inc.	38,792	1,638,574
		6,604,887
		51,099,341

157

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 2.7%
Electronic equipment, instruments and components – 1.0%
National Instruments Corp.	148,600	$5,305,020
IT services – 0.6%
Cognizant Technology Solutions Corp., Class A	44,944	3,120,012
Semiconductors and semiconductor equipment – 1.1%
Applied Materials, Inc.	97,338	5,786,744
		14,211,776
Materials – 11.5%
Chemicals – 2.5%
Corteva, Inc.	215,508	6,208,785
PPG Industries, Inc.	18,543	2,263,729
Westlake Chemical Corp.	76,528	4,838,100
		13,310,614
Construction materials – 1.2%
Summit Materials, Inc., Class A (A)	153,234	2,534,490
Vulcan Materials Company	28,497	3,862,483
		6,396,973
Metals and mining – 7.8%
Barrick Gold Corp.	180,398	5,070,988
Cia de Minas Buenaventura SAA, ADR (B)	460,453	5,626,736
Endeavour Mining Corp. (A)(B)	11,800	293,770
Franco-Nevada Corp.	69,473	9,708,115
Freeport-McMoRan, Inc.	516,242	8,074,025
Fresnillo PLC	638,966	9,869,462
Gold Fields, Ltd., ADR	189,963	2,334,645
		40,977,741
		60,685,328
Real estate – 7.0%
Equity real estate investment trusts – 6.6%
Equity Commonwealth	119,504	3,182,392
Equity Residential	66,364	3,406,464
Federal Realty Investment Trust	12,794	939,591
Rayonier, Inc.	332,479	8,790,745
Regency Centers Corp.	99,539	3,784,473
Weyerhaeuser Company	506,188	14,436,482
		34,540,147
Real estate management and development – 0.4%
The St. Joe Company (A)(B)	106,838	2,204,068
		36,744,215
Utilities – 4.9%
Electric utilities – 3.3%
FirstEnergy Corp.	297,653	8,545,618
PG&E Corp. (A)	956,053	8,977,338
		17,522,956
Gas utilities – 0.7%
National Fuel Gas Company	89,397	3,628,624
Multi-utilities – 0.9%
CenterPoint Energy, Inc.	254,766	4,929,722
		26,081,302
TOTAL COMMON STOCKS (Cost $510,385,074)		$517,817,573
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	15,222	1,495,562
TOTAL PREFERRED SECURITIES (Cost $1,724,199)		$1,495,562
Mid Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 0.2%
Energy - 0.2%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$1,883,000	$1,129,800
TOTAL CORPORATE BONDS (Cost $1,346,984)		$1,129,800
SHORT-TERM INVESTMENTS – 7.1%
Short-term funds – 7.1%
John Hancock Collateral Trust, 0.2185% (D)(E)	3,143,239	31,463,504
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (D)	2,000,049	2,000,049
T. Rowe Price Government Reserve Fund, 0.1242% (D)	4,195,688	4,195,688
TOTAL SHORT-TERM INVESTMENTS (Cost $37,660,462)		$37,659,241
Total Investments (Mid Value Trust) (Cost $551,116,719) – 105.7%		$558,102,176
Other assets and liabilities, net – (5.7%)		(30,028,466)
TOTAL NET ASSETS – 100.0%		$528,073,710
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $30,541,336.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
U.S. Government - 0.1%
U.S. Treasury Inflation Protected Securities 0.125%, 07/15/2030	$126,300	$140,323
U.S. Government Agency - 7.2%
Federal National Mortgage Association
2.000%, TBA (A)	10,427,000	10,770,972
2.500%, TBA (A)	2,634,000	2,761,613
		13,532,585
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,626,296)		$13,672,908
FOREIGN GOVERNMENT OBLIGATIONS - 40.5%
Argentina - 0.2%
Republic of Argentina
1.000%, 07/09/2029	34,723	15,817
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	1,069,439	401,585
		417,402

158

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia - 2.5%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	5,175,000	$4,780,541
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	3,425,000	705,850
Canada - 2.1%
Government of Canada
2.750%, 12/01/2048	CAD	1,180,000	1,242,095
3.000%, 12/01/2036		732,683	860,577
4.000%, 12/01/2031		427,893	492,716
4.250%, 12/01/2026		1,390,340	1,377,581
			3,972,969
Chile - 0.1%
Republic of Chile 5.000%, 03/01/2035	CLP	150,000,000	229,491
Colombia - 0.2%
Republic of Colombia 6.000%, 04/28/2028	COP	1,659,300,000	458,055
Czech Republic - 0.2%
Czech Republic 0.250%, 02/10/2027	CZK	9,080,000	382,979
Germany - 5.2%
Federal Republic of Germany, Inflation Linked Bond
0.100%, 04/15/2026	EUR	2,891,412	3,624,870
0.500%, 04/15/2030		4,454,433	6,123,225
			9,748,095
Greece - 0.6%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (B)*		337,270,000	1,067,667
Hungary - 0.2%
Republic of Hungary 2.750%, 12/22/2026	HUF	86,080,000	291,529
Iceland - 1.5%
Republic of Iceland 5.000%, 11/15/2028	ISK	325,860,000	2,742,999
Indonesia - 3.2%
Republic of Indonesia
7.000%, 05/15/2027 to 09/15/2030	IDR	29,800,000,000	2,026,545
8.250%, 05/15/2029		11,210,000,000	820,259
8.375%, 03/15/2034		43,779,000,000	3,156,619
			6,003,423
Israel - 1.5%
State of Israel
1.000%, 03/31/2030	ILS	3,170,000	954,970
3.750%, 03/31/2047		4,510,000	1,908,953
			2,863,923
Japan - 5.6%
Government of Japan 0.400%, 03/20/2050	JPY	68,800,000	617,707
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		1,047,885,084	9,915,985
			10,533,692
Malaysia - 0.3%
Government of Malaysia 3.900%, 11/30/2026	MYR	2,300,000	600,012
Mexico - 3.7%
Government of Mexico
2.875%, 04/08/2039	EUR	340,000	396,617
3.375%, 02/23/2031		370,000	477,701
5.625%, 03/19/2114	GBP	100,000	137,019
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
7.500%, 06/03/2027	MXN	16,237,600	$816,238
8.000%, 11/07/2047		100,923,000	5,043,617
			6,871,192
Morocco - 0.1%
Kingdom of Morocco 1.500%, 11/27/2031	EUR	160,000	176,175
Peru - 0.1%
Republic of Peru 6.950%, 08/12/2031	PEN	810,000	275,139
Poland - 0.4%
Republic of Poland 3.250%, 07/25/2025	PLN	2,330,000	678,473
Romania - 0.5%
Republic of Romania
3.875%, 10/29/2035	EUR	520,000	691,563
4.750%, 02/24/2025	RON	1,080,000	274,888
			966,451
Russia - 3.2%
Government of Russia 8.150%, 02/03/2027	RUB	45,750,000	665,235
Government of Russia, Inflation Linked Bond 2.500%, 02/02/2028		423,258,568	5,425,205
			6,090,440
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	12,390,000	600,628
South Korea - 6.0%
Republic of Korea 1.375%, 12/10/2029	KRW	11,693,550,000	9,921,833
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,439,470,342	1,324,036
			11,245,869
Spain - 0.5%
Kingdom of Spain 2.700%, 10/31/2048 (C)	EUR	525,000	868,337
Thailand - 1.8%
Kingdom of Thailand 2.875%, 12/17/2028	THB	95,330,000	3,387,380
Turkey - 0.1%
Republic of Turkey 9.000%, 07/24/2024	TRY	1,740,000	200,299
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	670,000	16,306
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $77,574,843)			$76,175,316
CORPORATE BONDS - 15.1%
Canada - 0.1%
Alimentation Couche-Tard, Inc. 2.950%, 01/25/2030 (C)		$30,000	32,329
Norbord, Inc. 5.750%, 07/15/2027 (C)		110,000	116,193
			148,522
Cayman Islands - 0.1%
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (C)		152,000	161,047

159

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		$800,000	$991,051
Hong Kong - 0.2%
Nanyang Commercial Bank, Ltd. (3.800% to 11-20-24, then 5 Year CMT + 2.180%) 11/20/2029		250,000	252,676
Ireland - 0.3%
Aptiv PLC 4.250%, 01/15/2026		30,000	34,324
Avolon Holdings Funding, Ltd. 2.875%, 02/15/2025 (C)		160,000	146,628
Endo DAC
6.000%, 06/30/2028 (C)		91,000	66,885
9.500%, 07/31/2027 (C)		72,000	75,240
Fly Leasing, Ltd. 5.250%, 10/15/2024		200,000	161,500
			484,577
Luxembourg - 0.2%
Arena Luxembourg Finance Sarl 1.875%, 02/01/2028	EUR	100,000	104,917
Codere Finance 2 Luxembourg SA 6.750%, 11/01/2021		510,000	325,883
			430,800
Mexico - 0.2%
Alfa SAB de CV 6.875%, 03/25/2044		$200,000	226,504
Trust Fibra Uno 6.390%, 01/15/2050 (C)		200,000	199,500
			426,004
Norway - 0.0%
Equinor ASA 3.000%, 04/06/2027		45,000	49,555
Spain - 0.1%
Telefonica Emisiones SA 5.520%, 03/01/2049		150,000	186,434
Switzerland - 0.1%
UBS Group AG 4.125%, 09/24/2025 (C)		200,000	227,915
United Arab Emirates - 0.1%
DAE Funding LLC 5.000%, 08/01/2024 (C)		180,000	180,900
United Kingdom - 0.1%
EG Global Finance PLC 6.750%, 02/07/2025 (C)		200,000	204,750
Prudential PLC 3.125%, 04/14/2030		20,000	22,254
			227,004
United States - 13.1%
AbbVie, Inc.
2.300%, 11/21/2022 (C)		60,000	62,087
4.450%, 05/14/2046		27,000	32,089
Adams Homes, Inc. 7.500%, 02/15/2025 (C)		10,000	10,100
Altria Group, Inc.
3.125%, 06/15/2031	EUR	760,000	1,018,030
4.400%, 02/14/2026		$45,000	51,808
5.950%, 02/14/2049		20,000	26,812
American International Group, Inc. 3.875%, 01/15/2035		40,000	45,973
Amgen, Inc. 2.200%, 02/21/2027		60,000	63,294
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Anheuser-Busch Companies LLC 4.900%, 02/01/2046		$35,000	$43,386
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025		55,000	62,096
4.600%, 04/15/2048		20,000	23,799
Antero Midstream Partners LP
5.375%, 09/15/2024		380,000	324,900
5.750%, 03/01/2027 (C)		360,000	297,900
Anthem, Inc.
3.700%, 09/15/2049		13,000	14,471
4.101%, 03/01/2028		19,000	22,084
Apache Corp. 4.375%, 10/15/2028		60,000	54,900
Apple, Inc. 2.650%, 05/11/2050		20,000	20,761
Aramark Services, Inc. 6.375%, 05/01/2025 (C)		170,000	177,085
Ascension Health 2.532%, 11/15/2029		15,000	16,254
Ashton Woods USA LLC 6.625%, 01/15/2028 (C)		120,000	120,600
AT&T, Inc.
2.300%, 06/01/2027		30,000	31,470
3.500%, 06/01/2041		20,000	21,034
3.500%, 09/15/2053 (C)		48,000	46,763
3.650%, 06/01/2051		10,000	10,093
AutoZone, Inc. 1.650%, 01/15/2031		30,000	29,479
Bank of America Corp. (2.676% to 6-19-40, then SOFR + 1.930%) 06/19/2041		26,000	26,518
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025		25,000	26,953
Bank of America Corp. (4.300% to 1-28-25, then 3 month LIBOR + 2.664%) 01/28/2025 (D)		115,000	111,550
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048		25,000	32,357
BAT Capital Corp. 3.222%, 08/15/2024		45,000	48,152
Belo Corp. 7.250%, 09/15/2027		98,000	108,290
Berkshire Hathaway Energy Company 4.250%, 10/15/2050 (C)		4,000	4,976
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)		75,000	75,797
BMC East LLC 5.500%, 10/01/2024 (C)		285,000	292,838
Booking Holdings, Inc. 4.625%, 04/13/2030		125,000	149,389
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)		545,000	559,470
Boston Scientific Corp.
0.625%, 12/01/2027	EUR	170,000	198,019
4.700%, 03/01/2049		$15,000	19,772
Boyd Gaming Corp.
6.375%, 04/01/2026		55,000	57,265
8.625%, 06/01/2025 (C)		270,000	295,996
BP Capital Markets America, Inc. 2.772%, 11/10/2050		30,000	27,431

160

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Brandywine Operating Partnership LP 4.550%, 10/01/2029	$20,000	$21,207
Brighthouse Financial, Inc. 5.625%, 05/15/2030	44,000	51,309
Brixmor Operating Partnership LP 3.900%, 03/15/2027	30,000	31,731
Broadcom, Inc.
4.110%, 09/15/2028	70,000	78,278
4.300%, 11/15/2032	170,000	193,812
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	40,000	41,400
Carnival Corp. 11.500%, 04/01/2023 (C)	215,000	241,011
CCO Holdings LLC 4.250%, 02/01/2031 (C)	165,000	170,924
CDK Global, Inc. 4.875%, 06/01/2027	160,000	168,400
CDW LLC 3.250%, 02/15/2029	375,000	373,594
Centennial Resource Production LLC 5.375%, 01/15/2026 (C)	1,180,000	472,000
Charter Communications Operating LLC 3.700%, 04/01/2051	38,000	37,556
Cimarex Energy Company 4.375%, 06/01/2024	30,000	32,195
Citigroup, Inc. 5.300%, 05/06/2044	10,000	13,333
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.750%) 04/08/2026	65,000	69,886
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	20,000	23,042
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (D)	495,000	478,294
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	15,000	15,204
4.973%, 05/01/2046	20,000	22,127
Comcast Corp.
2.800%, 01/15/2051	12,000	12,025
3.750%, 04/01/2040	40,000	46,661
CommonSpirit Health
3.817%, 10/01/2049	115,000	125,528
4.187%, 10/01/2049	25,000	26,541
Community Health Network, Inc. 3.099%, 05/01/2050	220,000	210,271
Community Health Systems, Inc. 6.250%, 03/31/2023	25,000	24,438
Conagra Brands, Inc. 5.400%, 11/01/2048	25,000	33,728
Continental Resources, Inc. 4.500%, 04/15/2023	120,000	114,409
CVS Health Corp.
4.780%, 03/25/2038	18,000	21,783
5.050%, 03/25/2048	20,000	25,434
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)	85,000	88,188
Deutsche Bank AG (2.222% to 9-18-23, then SOFR + 2.159%) 09/18/2024	150,000	150,985
Diamondback Energy, Inc. 4.750%, 05/31/2025	30,000	32,356
Discovery Communications LLC 5.000%, 09/20/2037	20,000	23,803
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Dollar General Corp. 4.125%, 05/01/2028	$45,000	$52,713
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033	10,000	13,288
6.625%, 02/01/2032	10,000	14,310
Eaton Corp. 4.150%, 11/02/2042	40,000	49,281
Energy Transfer Operating LP
4.200%, 04/15/2027	15,000	15,508
4.750%, 01/15/2026	20,000	21,311
5.000%, 05/15/2050	10,000	9,180
EnLink Midstream Partners LP 4.850%, 07/15/2026	1,150,000	994,877
Equifax, Inc. 2.600%, 12/15/2025	10,000	10,704
Evergy Metro, Inc.
3.650%, 08/15/2025	45,000	50,786
4.200%, 03/15/2048	10,000	12,564
Evergy, Inc. 2.900%, 09/15/2029	25,000	26,816
Exelon Corp. 4.450%, 04/15/2046	5,000	6,061
Exxon Mobil Corp. 2.992%, 03/19/2025	30,000	32,855
FedEx Corp. 4.050%, 02/15/2048	20,000	23,039
Fidelity National Information Services, Inc. 3.750%, 05/21/2029	18,000	21,170
FirstCash, Inc. 4.625%, 09/01/2028 (C)	180,000	184,050
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (C)	100,000	101,000
Flex, Ltd. 4.875%, 05/12/2030	130,000	148,258
Freedom Mortgage Corp. 8.125%, 11/15/2024 (C)	235,000	234,413
General Electric Company
5.875%, 01/14/2038	95,000	110,724
6.875%, 01/10/2039	150,000	191,889
General Motors Company 6.750%, 04/01/2046	530,000	652,622
General Motors Financial Company, Inc. 4.350%, 01/17/2027	32,000	34,755
Genworth Holdings, Inc.
6.500%, 06/15/2034	65,000	59,313
7.625%, 09/24/2021	55,000	54,986
Genworth Mortgage Holdings, Inc. 6.500%, 08/15/2025 (C)	100,000	104,470
Global Payments, Inc. 3.200%, 08/15/2029	31,000	33,815
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (C)	46,000	46,148
3.450%, 10/15/2027 (C)	285,000	291,612
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (C)	85,000	83,513
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (C)	50,000	53,000
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	155,000	165,463
Healthpeak Properties, Inc. 3.500%, 07/15/2029	40,000	44,522
Hess Corp. 5.800%, 04/01/2047	20,000	21,886

161

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Howard University 3.476%, 10/01/2041	$290,000	$295,012
HUB International, Ltd. 7.000%, 05/01/2026 (C)	145,000	150,256
Huntsman International LLC 4.500%, 05/01/2029	20,000	22,484
IBM Corp. 2.850%, 05/15/2040	100,000	105,719
Installed Building Products, Inc. 5.750%, 02/01/2028 (C)	75,000	78,938
Intercontinental Exchange, Inc.
2.650%, 09/15/2040	34,000	33,828
3.000%, 06/15/2050	148,000	155,171
Jagged Peak Energy LLC 5.875%, 05/01/2026	80,000	79,600
JetBlue 2020-1 Class A Pass Through Trust 4.000%, 11/15/2032	270,000	279,242
Johnson & Johnson 2.250%, 09/01/2050	46,000	45,387
JPMorgan Chase & Co. 5.500%, 10/15/2040	25,000	35,767
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	60,000	63,116
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	15,000	15,874
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	25,000	29,430
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (D)	595,000	583,100
Keurig Dr Pepper, Inc. 4.985%, 05/25/2038	25,000	32,437
L Brands, Inc.
6.875%, 07/01/2025 (C)	5,000	5,400
7.500%, 06/15/2029	125,000	130,625
L3Harris Technologies, Inc. 3.850%, 06/15/2023	45,000	48,717
Ladder Capital Finance Holdings LLLP 5.250%, 10/01/2025 (C)	125,000	115,781
Lennar Corp. 4.750%, 11/29/2027	155,000	176,971
Lincoln National Corp. 3.400%, 01/15/2031	30,000	33,423
Matador Resources Company 5.875%, 09/15/2026	687,000	574,298
McKesson Corp. 4.750%, 05/30/2029	145,000	176,125
MGIC Investment Corp. 5.250%, 08/15/2028	100,000	103,470
Microsoft Corp. 3.450%, 08/08/2036	25,000	30,231
Morgan Stanley
3.950%, 04/23/2027	10,000	11,297
4.875%, 11/01/2022	10,000	10,811
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	40,000	45,672
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (C)	110,000	113,025
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
MPLX LP
4.250%, 12/01/2027	$70,000	$78,655
4.800%, 02/15/2029	30,000	34,439
MSCI, Inc. 3.875%, 02/15/2031 (C)	503,000	524,227
National Retail Properties, Inc. 4.300%, 10/15/2028	30,000	33,495
Nationstar Mortgage Holdings, Inc. 5.500%, 08/15/2028 (C)	112,000	111,860
NMI Holdings, Inc. 7.375%, 06/01/2025 (C)	35,000	37,406
Northeastern University 2.894%, 10/01/2050	15,000	15,578
Novartis Capital Corp. 2.000%, 02/14/2027	65,000	68,881
Novelis Corp. 4.750%, 01/30/2030 (C)	110,000	107,357
Occidental Petroleum Corp.
3.000%, 02/15/2027	70,000	55,007
4.400%, 08/15/2049	75,000	52,508
Oglethorpe Power Corp.
3.750%, 08/01/2050 (C)	14,000	13,913
5.250%, 09/01/2050	30,000	36,147
OneMain Finance Corp.
6.625%, 01/15/2028	50,000	55,490
8.875%, 06/01/2025	50,000	55,375
ONEOK, Inc. 3.100%, 03/15/2030	44,000	42,332
Open Text Holdings, Inc. 4.125%, 02/15/2030 (C)	165,000	169,693
Oracle Corp. 3.600%, 04/01/2050	25,000	27,876
Otis Worldwide Corp. 3.112%, 02/15/2040	20,000	21,405
Pacific Gas & Electric Company 3.500%, 08/01/2050	120,000	108,102
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (C)	36,000	37,716
Parsley Energy LLC 4.125%, 02/15/2028 (C)	60,000	56,400
PDC Energy, Inc. 5.750%, 05/15/2026	460,000	428,950
Penn National Gaming, Inc. 5.625%, 01/15/2027 (C)	120,000	124,476
PennyMac Financial Services, Inc. 5.375%, 10/15/2025 (C)	85,000	86,063
Penske Truck Leasing Company LP 4.250%, 01/17/2023 (C)	35,000	37,664
PetSmart, Inc. 8.875%, 06/01/2025 (C)	100,000	103,745
Phillips 66 Partners LP 3.150%, 12/15/2029	50,000	49,311
Post Holdings, Inc. 4.625%, 04/15/2030 (C)	170,000	174,888
Presidio Holdings, Inc. 8.250%, 02/01/2028 (C)	275,000	288,063
Puget Energy, Inc. 4.100%, 06/15/2030 (C)	50,000	55,775
QEP Resources, Inc. 5.625%, 03/01/2026	50,000	28,375
Reynolds American, Inc.
4.850%, 09/15/2023	20,000	22,313
5.850%, 08/15/2045	580,000	703,004
Royalty Pharma PLC 3.300%, 09/02/2040 (C)	34,000	33,311

162

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Santander Holdings USA, Inc. 3.450%, 06/02/2025	$35,000	$37,350
SBA Tower Trust 1.884%, 01/15/2026 (C)	55,000	56,212
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (C)	55,000	55,963
Spirit AeroSystems, Inc. 5.500%, 01/15/2025 (C)	25,000	25,125
Standard Industries, Inc.
4.375%, 07/15/2030 (C)	259,000	265,544
4.750%, 01/15/2028 (C)	165,000	171,188
Starbucks Corp. 3.350%, 03/12/2050	4,000	4,095
STL Holding Company LLC 7.500%, 02/15/2026 (C)	100,000	100,375
Sutter Health 4.091%, 08/15/2048	105,000	124,132
Synchrony Financial
3.700%, 08/04/2026	45,000	47,954
4.375%, 03/19/2024	10,000	10,821
Sysco Corp. 6.600%, 04/01/2040	140,000	188,566
Targa Resources Partners LP 5.375%, 02/01/2027	55,000	55,309
The Boeing Company 5.040%, 05/01/2027	875,000	960,589
The Dow Chemical Company 2.100%, 11/15/2030	37,000	36,432
The Dun & Bradstreet Corp. 10.250%, 02/15/2027 (C)	90,000	101,925
The Southern Company 3.700%, 04/30/2030	15,000	17,112
The TJX Companies, Inc. 3.500%, 04/15/2025	20,000	22,304
The Toledo Hospital 5.750%, 11/15/2038	100,000	117,749
The University of Chicago 2.761%, 04/01/2045	5,000	5,102
The William Carter Company 5.625%, 03/15/2027 (C)	198,000	206,663
T-Mobile USA, Inc.
3.750%, 04/15/2027 (C)	30,000	33,586
4.500%, 04/15/2050 (C)	19,000	22,837
TransDigm, Inc. 6.250%, 03/15/2026 (C)	170,000	178,254
TRI Pointe Group, Inc. 5.700%, 06/15/2028	160,000	175,200
Tyson Foods, Inc. 5.100%, 09/28/2048	25,000	34,390
Union Pacific Corp. 3.250%, 02/05/2050	45,000	49,891
United Rentals North America, Inc. 3.875%, 02/15/2031	165,000	167,475
UnitedHealth Group, Inc. 3.750%, 10/15/2047	25,000	29,609
Unum Group 4.000%, 03/15/2024	34,000	36,845
VEREIT Operating Partnership LP 3.400%, 01/15/2028	10,000	10,415
Verizon Communications, Inc.
4.000%, 03/22/2050	10,000	12,282
4.016%, 12/03/2029	65,000	77,854
VF Corp. 2.050%, 04/23/2022	65,000	66,634
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
ViacomCBS, Inc. 5.250%, 04/01/2044		$20,000	$23,421
Vine Oil & Gas LP 9.750%, 04/15/2023 (C)		40,000	27,200
Viper Energy Partners LP 5.375%, 11/01/2027 (C)		640,000	630,400
Wells Fargo & Company 5.375%, 11/02/2043		20,000	26,378
Wells Fargo & Company (5.013% to 4-4-50, then 3 month LIBOR + 4.240%) 04/04/2051		15,000	20,376
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)		239,000	257,499
Western Midstream Operating LP 5.500%, 08/15/2048		100,000	82,500
Westinghouse Air Brake Technologies Corp. 3.200%, 06/15/2025		123,000	129,589
WPX Energy, Inc. 5.750%, 06/01/2026		25,000	25,875
Yum! Brands, Inc. 7.750%, 04/01/2025 (C)		220,000	243,100
Zimmer Biomet Holdings, Inc. 3.550%, 03/20/2030		40,000	44,816
			24,582,339
TOTAL CORPORATE BONDS (Cost $28,256,899)			$28,348,824
CONVERTIBLE BONDS - 0.6%
Cayman Islands - 0.0%
Theravance Biopharma, Inc., 3.250%, 11/01/2023		85,000	74,393
Italy - 0.1%
Nexi SpA, 1.750%, 04/24/2027	EUR	100,000	140,411
United States - 0.5%
Bandwidth, Inc., 0.250%, 03/01/2026 (C)		$25,000	49,926
Etsy, Inc., 0.125%, 10/01/2026		12,000	18,848
FTI Consulting, Inc., 2.000%, 08/15/2023		25,000	30,626
Health Catalyst, Inc., 2.500%, 04/15/2025 (C)		30,000	41,741
Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025 (C)		90,000	84,235
NuVasive, Inc., 0.375%, 03/15/2025 (C)		75,000	65,712
Oasis Petroleum, Inc., 2.625%, 09/15/2023 (E)		310,000	69,750
Penn National Gaming, Inc., 2.750%, 05/15/2026		26,000	83,446
Pioneer Natural Resources Company, 0.250%, 05/15/2025 (C)		65,000	71,565
Proofpoint, Inc., 0.250%, 08/15/2024		20,000	19,913
Southwest Airlines Company, 1.250%, 05/01/2025		60,000	78,300
Splunk, Inc., 1.125%, 06/15/2027 (C)		35,000	37,658
Square, Inc., 0.125%, 03/01/2025 (C)		70,000	106,369
The Middleby Corp., 1.000%, 09/01/2025 (C)		182,000	179,270
Workday, Inc., 0.250%, 10/01/2022		55,000	84,477
			1,021,836
TOTAL CONVERTIBLE BONDS (Cost $1,268,425)			$1,236,640

163

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS - 3.8%
United States - 3.8%
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	$115,000	$124,373
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	468,295
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	55,000	78,455
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	100,000	125,258
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	240,000	287,604
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	240,470
City of Inglewood (California) 3.921%, 09/01/2050	40,000	42,824
City of Montebello (California) 4.056%, 06/01/2039	30,000	32,766
City of Tampa (Florida) 3.107%, 09/01/2036 (F)	100,000	61,000
Commonwealth of Massachusetts 2.514%, 07/01/2041	625,000	627,156
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	70,000	87,021
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	100,000	128,177
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	150,000	182,258
Dallas/Fort Worth International Airport (Texas) 3.089%, 11/01/2040	130,000	131,567
District of Columbia 3.432%, 04/01/2042	575,000	618,884
District of Columbia 3.532%, 04/01/2047	120,000	129,118
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	197,534
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	150,000	177,827
Iowa Finance Authority 3.250%, 07/01/2050	50,000	55,386
Maryland Health & Higher Educational Facilities Authority 3.052%, 07/01/2040	110,000	112,338
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	110,000	116,632
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	290,000	316,625
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	19,003
Municipal Electric Authority of Georgia 6.655%, 04/01/2057	10,000	15,134
New York City Transitional Finance Authority 4.000%, 05/01/2045	75,000	85,906
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Orange County Convention Center (Florida) 5.000%, 10/01/2031		$55,000	$63,015
Pennsylvania Turnpike Commission 3.579%, 12/01/2043		95,000	98,699
Port Authority of New York & New Jersey 4.000%, 03/15/2030		230,000	264,056
Port Authority of New York & New Jersey 5.000%, 09/15/2033		140,000	169,810
Port Authority of New York & New Jersey 4.823%, 06/01/2045		140,000	157,882
Port Authority of New York & New Jersey 1.086%, 07/01/2023		25,000	25,358
Port of Seattle (Washington) 5.000%, 04/01/2039		190,000	228,686
Port of Seattle (Washington) 5.000%, 10/01/2031		100,000	115,522
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048		75,000	79,970
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050		325,000	384,478
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039		160,000	180,962
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051		155,000	154,671
State of Texas 3.211%, 04/01/2044		215,000	232,176
Texas Transportation Commission 2.562%, 04/01/2042		90,000	93,022
The Pennsylvania State University 2.840%, 09/01/2050		85,000	87,627
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054		140,000	175,508
University of California 1.316%, 05/15/2027		45,000	45,480
Wisconsin Center District 4.173%, 12/15/2050		65,000	70,357
TOTAL MUNICIPAL BONDS (Cost $6,845,084)			$7,088,890
TERM LOANS (G) - 7.7%
France - 0.1%
Bio Lam LCD SELAS, 2020 EUR Add On Term Loan B, TBD 04/25/2026 (H)	EUR	155,000	177,982
Luxembourg - 0.1%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024		$200,000	193,584
Netherlands - 0.3%
Boels Topholding BV, 2020 EUR Term Loan B (1 month EURIBOR + 4.000%), 4.000%, 01/14/2027	EUR	155,000	176,420
Refresco Holding BV, 2020 EUR Term Loan B, TBD 03/28/2025 (H)		190,000	220,295

164

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Netherlands (continued)
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%), 2.152%, 04/30/2028		$200,000	$192,782
			589,497
Sweden - 0.1%
Verisure Holding AB, 2020 EUR Term Loan B, TBD 07/20/2026 (H)	EUR	155,000	181,292
United Kingdom - 0.1%
Lorca Finco PLC, EUR Term Loan B, TBD 09/18/2027 (H)		180,000	209,986
United States - 7.0%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%), 3.647%, 02/15/2027		$248,750	239,733
Adient US LLC, Term Loan B (1 and 3 month LIBOR + 4.250%), 4.421%, 05/06/2024		149,244	147,347
Advanced Disposal Services, Inc., Term Loan B3 (1 week LIBOR + 2.250%), 3.000%, 11/10/2023		97,399	97,156
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.500%), 2.645%, 04/04/2024		198,458	193,341
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%), 2.147%, 10/01/2025		92,905	90,061
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%), 3.647%, 02/01/2027		99,750	98,046
APX Group, Inc. 2020 Term Loan (Prime rate + 4.000% and 1 month LIBOR + 5.000%), 5.148%, 12/31/2025		99,750	97,797
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.897%, 03/11/2025		125,000	119,281
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%), 4.397%, 10/01/2025		198,485	188,561
Asurion LLC, 2017 2nd Lien Term Loan (1 month LIBOR + 6.500%), 6.647%, 08/04/2025		234,848	234,898
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%), 3.147%, 08/04/2022		148,570	146,682
Bass Pro Group LLC, Term Loan B (3 month LIBOR + 5.000%), 5.750%, 09/25/2024		223,846	221,469
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%), 3.151%, 06/02/2025		116,097	113,654
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%), 2.397%, 01/02/2025		124,362	120,276
Belron Finance US LLC, 2019 USD Term Loan B (3 month LIBOR + 2.500%), 2.768%, 10/30/2026		198,998	196,261
Berlin Packaging LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%), 3.161%, 11/07/2025		253,691	245,606
Berry Global, Inc., Term Loan W (1 month LIBOR + 2.000%), 2.156%, 10/01/2022		100,000	99,047
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%), 2.356%, 09/15/2023		$198,362	$192,631
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%), 2.688%, 08/15/2025		99,491	98,372
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%), 4.000%, 01/31/2026		99,750	98,378
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 and 3 month LIBOR + 4.500%), 4.688%, 07/21/2025		170,000	164,286
Cardtronics USA, Inc., Term Loan B (1 month LIBOR + 4.000%), 5.000%, 06/29/2027		99,750	99,251
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%), 3.500%, 03/01/2024		98,687	96,482
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%), 1.900%, 02/01/2027		149,246	145,648
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%), 3.647%, 04/30/2026		198,995	193,584
Core & Main LP, 2017 Term Loan B (3 and 6 month LIBOR + 2.750%), 3.750%, 08/01/2024		248,721	243,202
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.147%, 10/16/2026		199,000	196,202
Deerfield Dakota Holding LLC, 2020 EUR Term Loan B (1 month EURIBOR + 4.000%), 4.000%, 04/09/2027	EUR	300,000	345,140
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%), 4.750%, 04/09/2027		$703,238	698,111
Delta Air Lines, Inc., 2020 1st Lien Term Loan B, TBD 09/16/2027 (H)		100,000	100,661
Diamond BC BV, 2020 USD Incremental Term Loan (3 month LIBOR + 5.000%), 6.000%, 09/06/2024		100,000	99,750
Diamond BC BV, EUR Term Loan (3 month EURIBOR + 3.250%), 3.250%, 09/06/2024	EUR	99,744	111,025
Diamond BC BV, USD Term Loan (3 month LIBOR + 3.000%), 3.261%, 09/06/2024		$223,849	208,739
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%), 1.905%, 08/01/2027		292,982	284,436
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%), 2.145%, 01/31/2026		198,995	194,394
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 4.250%), 5.250%, 07/30/2027		136,077	135,756
First Brands Group LLC, 2020 Term Loan B, TBD 02/02/2024 (H)		118,256	116,335
Go Daddy Operating Company LLC, 2020 Term Loan B3 (1 month LIBOR + 2.500%), 2.646%, 08/10/2027		134,663	132,503
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%), 2.655%, 01/02/2026		250,000	245,285

165

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%), 3.264%, 04/25/2025	$248,096	$239,460
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%), 5.000%, 04/25/2025	198,998	198,064
Hyland Software, Inc., 2020 Term Loan B, TBD 07/01/2024 (H)	165,000	164,140
ION Media Networks, Inc., 2019 Term Loan B (1 month LIBOR + 3.000%), 3.147%, 12/18/2024	248,120	246,932
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%), 3.500%, 08/18/2022	198,950	198,045
Michaels Stores, Inc., Term Loan, TBD 01/30/2023 (H)	105,478	104,845
Milano Acquisition Corp., Term Loan, TBD 08/13/2027 (H)	115,000	113,563
Momentive Performance Materials USA LLC, Term Loan B (1 month LIBOR + 3.250%), 3.410%, 05/15/2024	248,741	237,704
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 06/07/2023	200,000	196,572
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%), 4.000%, 11/15/2024	124,362	122,124
Nascar Holdings LLC, Term Loan B (1 month LIBOR + 2.750%), 2.895%, 10/19/2026	149,205	145,351
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%), 3.660%, 11/06/2024	124,362	123,119
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.397%, 10/20/2025	248,734	213,227
Newco Financing Partnership, 2020 USD Term Loan B1, TBD 01/31/2029 (H)	117,500	113,858
NFP Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 3.397%, 02/15/2027	124,375	119,297
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%), 3.151%, 10/01/2025	124,352	120,222
Packaging Coordinators Midco, Inc., 2020 Term Loan, TBD 10/01/2027 (H)	100,000	99,438
Pathway Vet Alliance LLC, 2020 Term Loan (1 month LIBOR + 4.000%), 4.147%, 03/31/2027	115,027	113,100
Penn National Gaming, Inc., 2018 1st Lien Term Loan B (1 month LIBOR + 2.250%), 3.000%, 10/15/2025	124,367	120,681
PetSmart, Inc., Consenting Term Loan, TBD 03/11/2022 (H)	102,583	102,271
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.646%, 02/01/2027	198,500	192,958
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%), 3.397%, 10/01/2025	149,241	147,615
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Science Applications International Corp., 2020 Incremental Term Loan B (1 month LIBOR + 2.250%), 2.397%, 03/12/2027	$91,658	$90,426
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%), 5.500%, 03/16/2027	99,750	99,501
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.397%, 12/31/2025	198,485	191,167
SRS Distribution, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 3.000%), 3.147%, 05/23/2025	109,720	106,617
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.897%, 04/16/2025	141,696	136,973
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.897%, 04/16/2025	99,551	96,233
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.750%), 3.895%, 02/06/2026	223,875	221,300
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%), 4.750%, 05/04/2026	110,000	109,602
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%), 3.897%, 05/04/2026	149,246	147,796
T-Mobile USA, Inc., 2020 Term Loan (1 month LIBOR + 3.000%), 3.147%, 04/01/2027	99,750	99,598
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.397%, 05/30/2025	198,500	187,311
Tronox Finance LLC, Term Loan B (1 and 3 month LIBOR + 3.000%), 3.177%, 09/23/2024	200,000	196,572
UFC Holdings LLC, 2019 Term Loan (6 month LIBOR + 3.250%), 4.250%, 04/29/2026	99,482	97,617
UPC Financing Partnership, 2020 USD Term Loan B2, TBD 01/31/2029 (H)	117,500	113,858
US Foods, Inc., 2016 Term Loan B (1 month LIBOR + 1.750%), 1.897%, 06/27/2023	198,961	191,003
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%), 3.220%, 05/16/2024	124,359	120,110
Vertical US Newco, Inc., USD Term Loan B (3 month LIBOR + 4.250%), 4.570%, 07/30/2027	280,000	277,351
Virgin Media Bristol LLC, 2020 USD Term Loan Q, TBD 01/31/2029 (H)	145,000	142,394
WW International, Inc., 2017 Term Loan B (1 month LIBOR + 4.750%), 5.500%, 11/29/2024	238,773	237,639
		13,145,041
TOTAL TERM LOANS (Cost $14,135,168)		$14,497,382

166

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
Commercial and residential - 4.3%
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(I)	$96,291	$96,343
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (C)(I)	170,416	173,776
Series 2019-1, Class A1, 3.805%, 01/25/2049 (C)(I)	175,610	181,175
BBCMS Mortgage Trust, Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 1.002%, 08/15/2036 (C)(J)	100,000	97,083
Benchmark Mortgage Trust, Series 2019-B10, Class XA IO, 1.392%, 03/15/2062	568,063	45,945
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	174,144	180,598
BX Commercial Mortgage Trust
Series 2018-IND, Class A (1 month LIBOR + 0.750%), 0.902%, 11/15/2035 (C)(J)	78,889	78,889
Series 2018-IND, Class C (1 month LIBOR + 1.100%), 1.252%, 11/15/2035 (C)(J)	137,500	136,984
Series 2018-IND, Class E (1 month LIBOR + 1.700%), 1.852%, 11/15/2035 (C)(J)	186,900	185,257
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.072%, 10/15/2036 (C)(J)	261,057	260,979
Series 2019-XL, Class B (1 month LIBOR + 1.080%), 1.232%, 10/15/2036 (C)(J)	261,057	260,566
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.402%, 10/15/2036 (C)(J)	261,057	260,323
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A (1 month LIBOR + 1.070%), 1.222%, 12/15/2037 (C)(J)	337,500	337,815
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.931%, 12/15/2047 (C)(I)	275,000	276,809
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(I)	201,965	203,648
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(I)	143,741	145,057
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(I)	129,446	130,986
Series 2020-2, Class A1, 1.853%, 03/25/2065 (C)(I)	86,874	87,508
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (I)	125,000	136,652
Series 2014-CR16, Class AM, 4.278%, 04/10/2047	200,000	218,977
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/2048	167,000	184,073
Deephaven Residential Mortgage Trust, Series 2020-2, Class A1, 1.692%, 05/25/2065 (C)	163,875	164,695
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust
Series 2013-K33, Class B, 3.613%, 08/25/2046 (C)(I)	$215,000	$228,128
Series 2015-K45, Class C, 3.713%, 04/25/2048 (C)(I)	115,000	120,181
Series 2015-K49, Class B, 3.848%, 10/25/2048 (C)(I)	250,000	272,345
Series 2016-K55, Class C, 4.297%, 04/25/2049 (C)(I)	50,000	53,724
Series 2017-K63, Class C, 4.004%, 02/25/2050 (C)(I)	119,000	126,269
Series 2019-K99, Class B, 3.765%, 10/25/2052 (C)(I)	180,000	200,122
GS Mortgage Securities Trust
Series 2016-GS4, Class A4, 3.442%, 11/10/2049 (I)	146,000	162,613
Series 2020-GC45, Class A1, 2.019%, 02/13/2053	76,632	78,524
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.500%, 09/25/2048 (C)(I)	105,596	108,409
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 1.189%, 03/15/2037 (C)(J)	245,075	245,258
Merit, Series 2020-HILL, Class B (1 monh LIBOR + 1.400%), 1.552%, 08/15/2037 (C)(J)	105,000	105,099
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750%, 03/25/2057 (C)(I)	175,151	188,326
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C8, Class B, 3.694%, 12/15/2048 (I)	197,000	203,160
Series 2013-C8, Class C, 4.191%, 12/15/2048 (I)	283,000	283,491
Morgan Stanley Capital I Trust, Series 2018-SUN, Class B (1 month LIBOR + 1.450%), 1.602%, 07/15/2035 (C)(J)	100,000	94,985
New Residential Mortgage Loan Trust, Series 2020-NPL1, Class A1, 4.335%, 07/25/2060 (C)	193,909	194,141
Pretium Mortgage Credit Partners LLC, Series 2020-RPL1, Class A1, 3.819%, 05/27/2060 (C)	246,804	249,255
PRPM LLC, Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(I)	246,889	247,209
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(I)	127,143	128,870
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	83,449	85,094
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	135,804	138,673
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (C)(I)	100,000	104,054
Series 2020-NPL1, Class A1, 3.598%, 08/20/2050 (C)	145,000	144,987
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (C)(I)	131,435	134,984

167

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C, 5.390%, 06/15/2044 (C)(I)	$255,000	$249,680
Series 2011-C5, Class C, 5.844%, 11/15/2044 (C)(I)	150,000	151,360
		8,143,079
U.S. Government Agency - 4.0%
Federal Home Loan Mortgage Corp.
Series 2016-DNA2, Class M3 (1 month LIBOR + 4.650%), 4.798%, 10/25/2028 (J)	176,016	182,849
Series 2016-DNA4, Class M3 (1 month LIBOR + 3.800%), 3.948%, 03/25/2029 (J)	240,629	249,064
Series 2016-HQA4, Class M3 (1 month LIBOR + 3.900%), 4.048%, 04/25/2029 (J)	523,561	543,426
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 1.348%, 10/25/2029 (J)	143,087	143,087
Series 2017-HQA2, Class M2 (1 month LIBOR + 2.650%), 2.798%, 12/25/2029 (J)	304,202	300,350
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%), 1.948%, 07/25/2030 (J)	261,589	257,015
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.448%, 09/25/2030 (J)	63,634	62,593
Series 2020-DNA2, Class M2 (1 month LIBOR + 1.850%), 1.998%, 02/25/2050 (C)(J)	100,000	97,354
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.248%, 03/25/2050 (C)(J)	290,000	285,640
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 5.898%, 07/25/2050 (C)(J)	195,000	196,953
Series 2020-HQA3, Class M2 (1 month LIBOR + 3.600%), 3.748%, 07/25/2050 (C)(J)	130,000	130,651
Series 2020-HQA4, Class M2 (1 month LIBOR + 3.150%), 3.302%, 09/25/2050 (C)(J)	30,000	30,080
Series 324, Class C18 IO, 4.000%, 12/15/2033	454,848	55,226
Series 4446, Class BI IO, 6.500%, 04/15/2039	291,079	65,727
Series 4978, Class MI IO, 4.000%, 05/25/2040	378,910	37,803
Series 4993, Class AI IO, 4.000%, 07/25/2040	462,108	66,767
Series K066, Class X1 IO, 0.888%, 06/25/2027	1,253,611	55,886
Series K103, Class X1 IO, 0.756%, 11/25/2029	1,024,469	53,241
Series K105, Class X1 IO, 1.645%, 01/25/2030	639,796	77,775
Series K108, Class X1 IO, 1.810%, 03/25/2030	390,000	53,909
Series K110, Class X1 IO, 1.815%, 04/25/2030	99,968	13,525
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K111, Class X1 IO, 1.682%, 05/25/2030	$99,968	$12,873
Series K115, Class X3 IO, 2.958%, 09/25/2048	147,298	33,833
Series K116, Class X3 IO, 3.021%, 09/25/2047	223,880	53,274
Series K737, Class X1 IO, 0.751%, 10/25/2026	496,442	16,761
Series K738, Class X1 IO, 1.630%, 01/25/2027	650,260	53,876
Federal National Mortgage Association
Series 2014-68, Class ID IO, 3.500%, 03/25/2034	735,279	56,105
Series 2014-C03, Class 2M2 (1 month LIBOR + 2.900%), 3.048%, 07/25/2024 (J)	83,349	81,887
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.848%, 04/25/2028 (J)	279,385	289,204
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.148%, 09/25/2028 (J)	175,936	186,183
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.798%, 09/25/2029 (J)	227,290	229,822
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.148%, 10/25/2029 (J)	247,999	246,753
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 2.998%, 11/25/2029 (J)	261,132	259,166
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%), 3.748%, 01/25/2030 (J)	125,000	116,879
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 2.348%, 01/25/2030 (J)	187,790	185,195
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%), 2.948%, 02/25/2030 (J)	218,963	218,393
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.148%, 05/25/2030 (J)	293,000	273,191
Series 2018-C03, Class 1B1 (1 month LIBOR + 3.750%), 3.898%, 10/25/2030 (J)	217,000	200,179
Series 2018-C04, Class 2M2 (1 month LIBOR + 2.550%), 2.698%, 12/25/2030 (J)	199,279	195,729
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 4.398%, 01/25/2031 (J)	230,000	214,453
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.498%, 01/25/2031 (J)	107,096	105,046
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%), 4.498%, 04/25/2031 (C)(J)	220,000	212,048
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.298%, 11/25/2039 (C)(J)	205,261	183,799

168

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-R02, Class 1M2 (1 month LIBOR + 2.300%), 2.448%, 08/25/2031 (C)(J)	$81,118	$80,661
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%), 4.248%, 07/25/2039 (C)(J)	120,000	104,880
Series 2020-26, Class AI IO, 3.000%, 04/25/2033	815,053	55,557
Series 2020-26, Class IA IO, 3.500%, 11/25/2039	571,272	60,072
Series 2020-27, Class NI IO, 4.500%, 05/25/2050	384,240	67,294
Series 2020-35, Class IC IO, 5.000%, 06/25/2050	375,525	66,358
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 3.148%, 01/25/2040 (C)(J)	152,000	114,899
Series 407, Class 40 IO, 6.000%, 01/25/2038	322,839	73,826
Series 410, Class C8 IO, 4.000%, 04/25/2032	546,293	59,681
Government National Mortgage Association
Series 2014-2, Class IB IO, 4.000%, 01/16/2040	534,817	59,607
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	270,336	46,895
Series 2017-130, Class IO, 4.500%, 02/20/2040	290,826	46,909
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	389,120	65,506
Series 2018-6, Class LI IO, 5.000%, 07/16/2045	409,444	76,995
Series 2018-72, Class ID IO, 4.500%, 08/20/2045	208,258	34,932
Series 2020-74, Class IC IO, 3.000%, 05/20/2035	899,985	63,798
		7,461,440
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,856,289)		$15,604,519
ASSET BACKED SECURITIES - 5.9%
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.920%, 11/15/2022	314,317	317,970
Series 2019-4, Class A3, 1.840%, 06/17/2024	260,000	264,530
American Credit Acceptance Receivables Trust, Series 2018-3, Class C, 3.750%, 10/15/2024 (C)	125,879	126,933
American Express Credit Account Master Trust, Series 2017-5, Class B (1 month LIBOR + 0.580%), 0.732%, 02/18/2025 (J)	271,000	271,457
AmeriCredit Automobile Receivables Trust
Series 2016-1, Class D, 3.590%, 02/08/2022	181,580	181,713
Series 2020-2, Class B, 0.970%, 02/18/2026	275,000	275,833
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR (3 month LIBOR + 2.400%), 2.647%, 07/28/2029 (C)(J)	$250,000	$249,572
Barings CLO, Ltd., Series 2018-3A, Class A1 (3 month LIBOR + 0.950%), 1.222%, 07/20/2029 (C)(J)	250,000	248,354
BFLD Trust, Series 2020-EYP, Class A (1 month LIBOR + 1.150%), 1.350%, 10/15/2022 (C)(J)	185,000	185,000
Bluemountain CLO, Ltd., Series 2012-2A, Class AR2 (3 month LIBOR + 1.050%), 1.303%, 11/20/2028 (C)(J)	250,000	248,148
BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.260%, 07/20/2021	98,107	98,570
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (C)	125,000	125,000
California Street CLO XII, Ltd., Series 2013-12A, Class DR (3 month LIBOR + 3.250%), 3.525%, 10/15/2025 (C)(J)	250,000	246,440
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.000%, 11/19/2021 (C)	24,444	24,543
Carlyle U.S. CLO, Ltd., Series 2017-2A, Class A1B (3 month LIBOR + 1.220%), 1.492%, 07/20/2031 (C)(J)	250,000	246,809
CCG Receivables Trust, Series 2018-1, Class A2, 2.500%, 06/16/2025 (C)	113,398	113,824
Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 08/16/2032 (C)	97,712	97,979
CIFC Funding, Ltd.
Series 2014-2RA, Class A1 (3 month LIBOR + 1.050%), 1.314%, 04/24/2030 (C)(J)	300,000	296,855
Series 2015-3A, Class AR (3 month LIBOR + 0.870%), 1.142%, 04/19/2029 (C)(J)	250,000	247,031
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.780%, 04/15/2025	145,000	149,026
First Investors Auto Owner Trust, Series 2020-1A, Class A, 1.490%, 01/15/2025 (C)	259,693	261,871
Ford Credit Auto Lease Trust, Series 2020-B, Class A4, 0.690%, 10/15/2023	60,000	60,209
Ford Credit Auto Owner Trust
Series 2016-1, Class A, 2.310%, 08/15/2027 (C)	205,000	206,455
Series 2017-A, Class A4, 1.920%, 04/15/2022	84,984	85,135
Series 2017-C, Class A3, 2.010%, 03/15/2022	42,617	42,757
Gilbert Park CLO, Ltd., Series 2017-1A, Class B (3 month LIBOR + 1.600%), 1.875%, 10/15/2030 (C)(J)	280,000	277,360
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3, 2.810%, 12/16/2022	169,972	172,207

169

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust (continued)
Series 2020-2, Class A4, 1.740%, 08/18/2025	$55,000	$56,936
Hertz Vehicle Financing II LP
Series 2016-4A, Class A, 2.650%, 07/25/2022 (C)	137,166	137,360
Series 2019-3A, Class B, 3.030%, 12/26/2025 (C)	175,000	174,465
HIN Timeshare Trust, Series 2020-A, Class A, 1.390%, 10/09/2039 (C)	50,000	49,985
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 06/21/2023	258,000	264,463
KKR CLO, Ltd., Series 2020, Class B (3 month LIBOR + 1.550%), 1.821%, 10/16/2030 (C)(J)	282,000	275,907
LCM XXV, Ltd.
Series 25A, Class A (3 month LIBOR + 1.210%), 1.482%, 07/20/2030 (C)(J)	274,000	270,432
Series 25A, Class B2 (3 month LIBOR + 1.650%), 1.922%, 07/20/2030 (C)(J)	250,000	244,834
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2 (3 month LIBOR + 1.500%), 1.758%, 01/22/2028 (C)(J)	250,000	246,685
Magnetite XVIII, Ltd., Series 2016-18A, Class BR (3 month LIBOR + 1.500%), 1.780%, 11/15/2028 (C)(J)	250,000	246,925
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A3, 3.100%, 11/15/2021	88,755	89,394
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 08/25/2058 (C)(I)	152,872	162,897
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class CR2 (3 month LIBOR + 2.000%), 2.258%, 04/22/2029 (C)(J)	250,000	246,591
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	75,000	76,492
Octagon Investment Partners 41, Ltd., Series 2019-2A, Class D (3 month LIBOR + 3.650%), 3.925%, 04/15/2031 (C)(J)	250,000	237,507
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1 (3 month LIBOR + 0.800%), 1.053%, 02/20/2028 (C)(J)	244,498	243,287
Santander Drive Auto Receivables Trust
Series 2018-5, Class C, 3.810%, 12/16/2024	210,000	213,253
Series 2020-1, Class A3, 2.030%, 02/15/2024	35,000	35,681
Series 2020-2, Class B, 0.960%, 11/15/2024	70,000	70,225
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048 (C)	270,188	275,891
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750%, 10/25/2057 (C)(I)	155,461	161,649
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2019-C, Class A2A, 2.000%, 04/15/2022	$69,720	$70,062
Series 2020-C, Class A4, 0.570%, 10/15/2025	405,000	405,627
Treman Park CLO, Ltd., Series 2015-1A, Class C3RR (3 month LIBOR + 2.000%), 2.272%, 10/20/2028 (C)(J)	250,000	247,826
Vericrest Opportunity Loan Trust
Series 2020-NPL6, Class A1A, 3.967%, 04/25/2050 (C)	166,870	168,120
Series 2020-NPL2, Class A1A, 2.981%, 02/25/2050 (C)	77,582	77,587
Series 2019-NPL5, Class A1B, 4.250%, 09/25/2049 (C)	260,000	257,533
VOLT LXXXV LLC, Series 2020-NPL1, Class A1A, 3.228%, 01/25/2050 (C)	80,059	80,210
VOLT LXXXVII LLC, Series 2020-NPL4, Class A1, 2.981%, 03/25/2050 (C)	268,416	267,851
Voya CLO, Ltd., Series 2013-3, Class 3A (3 month LIBOR + 2.250%), 2.522%, 10/18/2031 (C)(J)	250,000	236,045
Westlake Automobile Receivables Trust, Series 2020-1A, Class A2, 1.440%, 09/15/2023 (C)	350,000	352,598
World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.040%, 05/15/2024	165,000	168,944
TOTAL ASSET BACKED SECURITIES (Cost $11,077,201)		$11,234,843
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company, 6.000%	683	35,960
TOTAL PREFERRED SECURITIES (Cost $35,158)		$35,960
EXCHANGE-TRADED FUNDS - 5.3%
iShares JP Morgan USD Emerging Markets Bond ETF	67,900	7,529,431
SPDR Blackstone/GSO Senior Loan ETF	43,477	1,944,291
SPDR Bloomberg Barclays Convertible Securities ETF	7,600	523,564
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,269,785)		$9,997,286
SHORT-TERM INVESTMENTS - 11.5%
U.S. Government - 0.0%
U.S. Treasury Bill 0.085%, 10/13/2020 (K)*	$72,000	71,998
Short-term funds - 11.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (L)	21,524,935	21,524,935
TOTAL SHORT-TERM INVESTMENTS (Cost $21,596,933)		$21,596,933
Total Investments (Opportunistic Fixed Income Trust) (Cost $199,542,081) - 106.0%		$199,489,501
Other assets and liabilities, net - (6.0%)		(11,323,059)
TOTAL NET ASSETS - 100.0%		$188,166,442
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso

170

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
Opportunistic Fixed Income Trust (continued)
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,812,301 or 14.8% of the fund's net assets as of 9-30-20.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(L)	The rate shown is the annualized seven-day yield as of 9-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	11	Long	Dec 2020	$1,162,070	$1,177,029	$14,959
10-Year Canada Government Bond Futures	5	Long	Dec 2020	570,441	570,050	(391)
10-Year U.S. Treasury Note Futures	20	Long	Dec 2020	2,789,130	2,790,625	1,495
5-Year U.S. Treasury Note Futures	17	Long	Dec 2020	2,141,820	2,142,531	711
Euro SCHATZ Futures	1	Long	Dec 2020	131,661	131,654	(7)
Ultra U.S. Treasury Bond Futures	23	Long	Dec 2020	5,137,824	5,101,688	(36,136)
10-Year Mini Japan Government Bond Futures	5	Short	Dec 2020	(719,900)	(721,140)	(1,240)
2-Year U.S. Treasury Note Futures	17	Short	Dec 2020	(3,754,805)	(3,756,336)	(1,531)
Euro-Buxl Futures	3	Short	Dec 2020	(772,793)	(783,243)	(10,450)
German Euro BUND Futures	53	Short	Dec 2020	(10,819,652)	(10,844,645)	(24,993)
U.K. Long Gilt Bond Futures	12	Short	Dec 2020	(2,089,144)	(2,107,553)	(18,409)
U.S. Treasury Long Bond Futures	31	Short	Dec 2020	(5,452,243)	(5,464,719)	(12,476)
Ultra U.S. Treasury Bond Futures	1	Short	Dec 2020	(159,131)	(159,922)	(791)
						$(89,259)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,598,000	USD	1,833,811	MSI	10/30/2020	$27,123	—
BRL	1,629,000	USD	288,794	BOA	10/2/2020	1,275	—
BRL	10,431,000	USD	1,842,607	CITI	10/2/2020	14,798	—
BRL	2,182,000	USD	386,831	JPM	10/2/2020	1,708	—
BRL	5,403,000	USD	976,769	CITI	10/30/2020	—	$(15,358)
CAD	1,437,000	USD	1,071,944	JPM	10/30/2020	7,345	—
CAD	4,168,000	USD	3,127,129	MSI	10/30/2020	3,335	—
171

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CHF	426,000	USD	460,649	BOA	10/30/2020	$2,225	—
CLP	1,378,598,000	USD	1,758,349	CITI	10/30/2020	—	$(1,894)
CLP	704,227,000	USD	894,154	MSI	10/30/2020	3,092	—
CNY	12,306,000	USD	1,797,283	JPM	10/30/2020	14,510	—
COP	3,606,800,000	USD	936,369	CITI	10/30/2020	4,804	—
CZK	36,601,000	USD	1,578,759	BARC	10/30/2020	7,293	—
CZK	19,080,000	USD	817,308	JPM	10/30/2020	9,497	—
EUR	98,000	USD	114,875	BOA	10/30/2020	92	—
EUR	1,173,000	USD	1,370,287	BARC	10/30/2020	5,790	—
EUR	2,975,000	USD	3,469,528	MSI	10/30/2020	20,525	—
GBP	4,045,000	USD	5,152,543	BARC	10/30/2020	67,680	—
GBP	832,000	USD	1,057,229	JPM	10/30/2020	16,499	—
INR	41,194,000	USD	556,072	JPM	10/29/2020	2,678	—
JPY	883,280,000	USD	8,399,152	MSI	10/30/2020	—	(21,478)
KRW	1,085,740,000	USD	934,336	JPM	10/30/2020	—	(3,181)
MXN	16,782,000	USD	753,412	GSI	10/30/2020	3,116	—
NZD	4,512,000	USD	2,953,632	JPM	10/30/2020	31,246	—
NZD	3,292,000	USD	2,159,483	MSI	10/30/2020	18,314	—
PHP	8,223,000	USD	169,024	CITI	10/30/2020	563	—
PHP	3,866,000	USD	79,637	JPM	10/30/2020	93	—
PLN	8,134,000	USD	2,093,117	BARC	10/30/2020	11,315	—
PLN	4,270,000	USD	1,090,016	GSI	10/30/2020	14,720	—
RUB	83,473,000	USD	1,061,862	BOA	10/30/2020	10,012	—
RUB	230,062,000	USD	2,967,929	GSI	10/30/2020	—	(13,709)
SEK	19,633,000	USD	2,160,124	BOA	10/30/2020	32,695	—
SEK	10,387,000	USD	1,139,649	JPM	10/30/2020	20,480	—
SGD	2,305,000	USD	1,676,644	MSI	10/30/2020	11,984	—
TRY	7,431,000	USD	952,570	GSI	10/30/2020	2,854	—
TRY	3,542,000	USD	459,013	JPM	10/30/2020	—	(3,609)
USD	1,106,571	AUD	1,577,000	JPM	10/30/2020	—	(23,025)
USD	8,619,901	AUD	12,212,000	MSI	10/30/2020	—	(127,490)
USD	302,310	BRL	1,629,000	BOA	10/2/2020	12,241	—
USD	1,878,061	BRL	10,431,000	CITI	10/2/2020	20,656	—
USD	410,281	BRL	2,182,000	JPM	10/2/2020	21,742	—
USD	2,329,231	BRL	13,153,000	CITI	10/30/2020	—	(11,218)
USD	166,354	BRL	921,000	MSI	10/30/2020	2,471	—
USD	4,013,199	CAD	5,349,000	MSI	10/30/2020	—	(4,280)
USD	2,179,973	CHF	2,016,000	BOA	10/30/2020	—	(10,531)
USD	1,063,340	CHF	987,000	GSI	10/30/2020	—	(9,094)
USD	2,147,753	COP	8,272,929,000	CITI	10/30/2020	—	(11,020)
USD	1,105,140	COP	4,281,314,000	GSI	10/30/2020	—	(12,043)
USD	1,071,956	EUR	922,000	JPM	10/30/2020	—	(9,667)
USD	20,238,721	EUR	17,354,000	MSI	10/30/2020	—	(119,729)
USD	1,211,264	GBP	951,000	BARC	10/30/2020	—	(16,038)
USD	2,072,672	HUF	648,622,000	CITI	10/30/2020	—	(18,637)
USD	1,045,393	HUF	327,580,000	JPM	10/30/2020	—	(10,801)
USD	5,768,527	IDR	86,683,653,000	BARC	10/27/2020	—	(53,271)
USD	1,050,832	IDR	15,822,375,000	JPM	10/27/2020	—	(11,821)
USD	2,832,884	ILS	9,814,000	JPM	10/30/2020	—	(32,647)
USD	699,676	INR	51,762,000	CITI	10/29/2020	—	(2,418)
USD	1,061,164	JPY	112,062,000	GSI	10/30/2020	—	(1,714)
USD	12,840,486	JPY	1,350,344,000	MSI	10/30/2020	32,836	—
USD	1,071,323	KRW	1,261,376,000	BARC	10/30/2020	—	(10,461)
USD	13,376,020	KRW	15,543,537,000	JPM	10/30/2020	45,533	—
USD	4,645,175	MXN	103,364,000	JPM	10/30/2020	—	(14,446)
USD	93,198	NOK	893,000	GSI	10/30/2020	—	(2,544)
USD	172,078	NOK	1,644,000	MSI	10/30/2020	—	(4,180)
USD	93,682	NZD	143,000	GSI	10/30/2020	—	(918)
USD	1,769,831	NZD	2,698,000	MSI	10/30/2020	—	(15,010)
USD	5,388,758	RUB	417,715,000	GSI	10/30/2020	24,891	—
USD	1,063,196	SGD	1,466,000	GSI	10/30/2020	—	(10,786)
USD	1,672,993	SGD	2,305,000	JPM	10/30/2020	—	(15,634)
USD	2,208,369	SGD	3,036,000	MSI	10/30/2020	—	(15,784)
USD	2,689,162	THB	85,073,000	JPM	10/30/2020	4,572	—
USD	301,438	ZAR	5,151,000	CITI	10/30/2020	—	(5,060)
172

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	618,832	ZAR	10,601,000	GSI	10/30/2020	—	$(11,956)
						$532,603	$(651,452)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(4,846)	$(52,386)	$(57,232)
BOA	1,430,000	USD	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	176,328	176,328
CITI	29,430,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(76,129)	(76,129)
CITI	3,921,240,000	COP	Fixed 4.330%	COP IBR Compounded OIS	Quarterly	Quarterly	Sep 2030	—	(2,275)	(2,275)
GSI	310,680,000	INR	INR FBIL MIBOR Compounded OIS	Fixed 4.590%	Semi-Annual	Semi-Annual	Dec 2025	20,423	(5,584)	14,839
GSI	733,960,000	CLP	Fixed 2.160%	CLP CLICP Bloomberg	Semi-Annual	Semi-Annual	Sep 2030	1,376	9,238	10,614
JPM	3,530,000	USD	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(89,993)	270,421	180,428
								$(73,040)	$319,613	$246,573
Centrally cleared	7,270,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	1,337	4,847	6,184
Centrally cleared	41,750,000	ZAR	Fixed 7.190%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Dec 2030	(4,969)	7,774	2,805
								$(3,632)	$12,621	$8,989
								$(76,672)	$332,234	$255,562
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Indonesia	2,390,000	USD	$2,390,000	1.000%	Quarterly	Dec 2025	$18,525	$(19)	$18,506
BARC	Republic of Malaysia	1,900,000	USD	1,900,000	1.000%	Quarterly	Dec 2025	(42,403)	(438)	(42,841)
CITI	Republic of Chile	1,330,000	USD	1,330,000	1.000%	Quarterly	Dec 2025	(20,475)	(2,074)	(22,549)
CITI	Republic of Malaysia	1,020,000	USD	1,020,000	1.000%	Quarterly	Dec 2025	(22,311)	(688)	(22,999)
GSI	People's Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(92,662)	(12,446)	(105,108)
GSI	CMBX.NA.AAA.12	105,000	USD	105,000	0.500%	Monthly	Aug 2061	1,908	(1,667)	241
GSI	CMBX.NA.AAA.12	1,425,000	USD	1,425,000	0.500%	Monthly	Aug 2061	25,878	(22,611)	3,267
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(278,853)	(46,415)	(325,268)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(295,159)	(60,886)	(356,045)
MSI	People's Republic of China	2,640,000	USD	2,640,000	1.000%	Quarterly	Dec 2025	(66,564)	(3,412)	(69,976)
MSI	Republic of Malaysia	1,715,000	USD	1,715,000	1.000%	Quarterly	Dec 2025	(38,454)	(215)	(38,669)
MSI	CMBX.NA.BBB-.7	2,030,000	USD	2,030,000	3.000%	Monthly	Jan 2047	45,993	465,079	511,072
MSI	CMBX.NA.BBB-.8	2,080,000	USD	2,080,000	3.000%	Monthly	Oct 2057	99,632	483,028	582,660
				$39,715,000				$(664,945)	$797,236	$132,291
Centrally cleared	iTraxx Europe Series 34 Version 1	11,685,000	EUR	13,634,697	1.000%	Quarterly	Dec 2025	(291,153)	(2,549)	(293,702)
Centrally cleared	iTraxx Europe Sub Financials Series 34 Version 1	5,940,000	EUR	6,960,663	1.000%	Quarterly	Dec 2025	187,742	337	188,079
				$20,595,360				$(103,411)	$(2,212)	$(105,623)
				$60,310,360				$(768,356)	$795,024	$26,668
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CDX.NA.HY.34	3.500%	3,279,800	USD	$3,279,800	5.000%	Quarterly	Jun 2023	$(69,730)	$200,886	$131,156
173

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.11	7.210%	175,000	USD	$175,000	3.000%	Monthly	Nov 2054	$(30,386)	$(9,631)	(40,017)
GSI	CMBX.NA.BBB-.10	8.190%	85,000	USD	85,000	3.000%	Monthly	Nov 2059	(16,375)	(4,498)	(20,873)
					$3,539,800				$(116,491)	$186,757	$70,266
Centrally cleared	CDX.NA.IG.33	0.800%	9,425,000	USD	9,425,000	1.000%	Quarterly	Dec 2024	(140,897)	217,337	76,440
Centrally cleared	CDX.NA.HY.34	3.790%	381,800	USD	381,800	5.000%	Quarterly	Jun 2025	17,815	1,859	19,674
Centrally cleared	CDX.NA.IG.34	0.840%	7,390,000	USD	7,390,000	1.000%	Quarterly	Jun 2025	50,531	3,063	53,594
					$17,196,800				$(72,551)	$222,259	$149,708
					$20,736,600				$(189,042)	$409,016	$219,974
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	2,605,000	Dec 2020	GSI	$15	$16,278	$16,293
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,355,000	Dec 2020	JPM	42	(6,089)	(6,047)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	5,580,000	Mar 2021	MSI	1,725	154,731	156,456
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	5,560,000	Mar 2021	JPM	(1,631)	35,963	34,332
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	745,000	Mar 2021	MSI	(230)	949	719
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	150,000	Mar 2021	MSI	(46)	191	145
								$(125)	$202,023	$201,898
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
174

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
GSI	Goldman Sachs International
IBR	Colombia Overnight Interbank Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
WIBOR	Warsaw Interbank Offered Rate
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Real estate – 99.1%
Equity real estate investment trusts – 99.1%
Diversified REITs – 2.6%
Essential Properties Realty Trust, Inc.	408,525	$7,484,178
Health care REITs – 11.7%
Medical Properties Trust, Inc.	164,795	2,905,336
Omega Healthcare Investors, Inc.	155,923	4,668,335
Sabra Health Care REIT, Inc.	270,461	3,728,305
Ventas, Inc.	239,984	10,069,729
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Welltower, Inc.	231,642	$12,761,158
		34,132,863
Hotel and resort REITs – 1.5%
Park Hotels & Resorts, Inc.	434,774	4,343,392
Industrial REITs – 16.6%
EastGroup Properties, Inc.	68,923	8,913,812
Prologis, Inc.	307,216	30,912,072
Rexford Industrial Realty, Inc.	182,338	8,343,787
		48,169,671

175

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs – 5.2%
Alexandria Real Estate Equities, Inc.	73,676	$11,788,160
SL Green Realty Corp.	70,502	3,269,178
		15,057,338
Residential REITs – 18.6%
American Homes 4 Rent, Class A	221,041	6,295,248
AvalonBay Communities, Inc.	51,809	7,737,156
Equity LifeStyle Properties, Inc.	131,338	8,051,019
Essex Property Trust, Inc.	34,829	6,993,315
Invitation Homes, Inc.	316,465	8,857,855
Mid-America Apartment Communities, Inc.	72,871	8,449,392
Sun Communities, Inc.	55,157	7,755,626
		54,139,611
Retail REITs – 13.7%
Agree Realty Corp.	109,445	6,965,080
Brixmor Property Group, Inc.	402,483	4,705,026
Kimco Realty Corp.	574,720	6,471,347
NETSTREIT Corp.	107,037	1,954,496
Realty Income Corp.	164,565	9,997,324
Simon Property Group, Inc.	151,659	9,809,304
		39,902,577
Specialized REITs – 29.2%
CyrusOne, Inc.	74,310	5,203,929
Digital Realty Trust, Inc.	77,543	11,380,211
Equinix, Inc.	38,733	29,442,115
Extra Space Storage, Inc.	120,324	12,873,465
Gaming and Leisure Properties, Inc.	298,528	11,024,639
Life Storage, Inc.	96,029	10,108,973
SBA Communications Corp.	15,137	4,820,832
		84,854,164
		288,083,794
TOTAL COMMON STOCKS (Cost $276,591,393)		$288,083,794
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (A)	2,021,759	2,021,759
TOTAL SHORT-TERM INVESTMENTS (Cost $2,021,759)		$2,021,759
Total Investments (Real Estate Securities Trust) (Cost $278,613,152) – 99.8%		$290,105,553
Other assets and liabilities, net – 0.2%		717,522
TOTAL NET ASSETS – 100.0%		$290,823,075
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 9-30-20.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.2%
Communication services – 15.3%
Entertainment – 1.4%
Activision Blizzard, Inc.	43,545	$3,524,968
NetEase, Inc., ADR	6,045	2,748,480
Netflix, Inc. (A)	4,740	2,370,142
Spotify Technology SA (A)	1,795	435,413
Take-Two Interactive Software, Inc. (A)	3,105	513,008
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Zynga, Inc., Class A (A)	517,295	$4,717,730
		14,309,741
Interactive media and services – 13.7%
Alphabet, Inc., Class C (A)	30,463	44,768,425
Baidu, Inc., ADR (A)	96,578	12,225,809
Facebook, Inc., Class A (A)	221,474	58,004,041
Mail.Ru Group, Ltd., GDR (A)	612,879	16,769,391
NAVER Corp.	14,446	3,671,034
Pinterest, Inc., Class A (A)	19,805	822,106
Tencent Holdings, Ltd.	17,700	1,195,518
		137,456,324
Media – 0.2%
News Corp., Class A	178,698	2,505,346
		154,271,411
Consumer discretionary – 18.7%
Automobiles – 0.4%
Tesla, Inc. (A)	8,450	3,625,135
Internet and direct marketing retail – 18.3%
Alibaba Group Holding, Ltd., ADR (A)	49,298	14,492,626
Amazon.com, Inc. (A)	16,139	50,817,353
Booking Holdings, Inc. (A)	16,134	27,600,111
Delivery Hero SE (A)(B)	82,128	9,423,305
Etsy, Inc. (A)	65,625	7,981,969
Expedia Group, Inc.	9,595	879,766
JD.com, Inc., ADR (A)	16,140	1,252,625
Naspers, Ltd., N Shares	49,691	8,776,614
Tongcheng-Elong Holdings, Ltd. (A)	2,582,000	4,736,143
Trip.com Group, Ltd., ADR (A)	890,971	27,744,837
Zalando SE (A)(B)	333,670	31,174,730
		184,880,079
		188,505,214
Health care – 1.3%
Health care equipment and supplies – 0.9%
Intuitive Surgical, Inc. (A)	13,093	9,290,007
Health care technology – 0.4%
Veeva Systems, Inc., Class A (A)	15,150	4,260,029
		13,550,036
Industrials – 0.3%
Aerospace and defense – 0.2%
The Boeing Company	11,688	1,931,559
Electrical equipment – 0.1%
Bloom Energy Corp., Class A (A)	32,195	578,544
		2,510,103
Information technology – 59.5%
Communications equipment – 0.8%
Cisco Systems, Inc.	182,784	7,199,862
F5 Networks, Inc. (A)	3,160	387,953
Telefonaktiebolaget LM Ericsson, ADR	63,895	695,817
		8,283,632
Electronic equipment, instruments and components – 1.0%
Amphenol Corp., Class A	14,805	1,602,937
Cognex Corp.	14,970	974,547
Flex, Ltd. (A)	121,410	1,352,507
IPG Photonics Corp. (A)	7,940	1,349,562
Samsung SDI Company, Ltd.	14,009	5,175,182
		10,454,735
IT services – 10.9%
Adyen NV (A)(B)	990	1,826,038
Akamai Technologies, Inc. (A)	6,035	667,109

176

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Fidelity National Information Services, Inc.	27,788	$4,090,671
Fiserv, Inc. (A)	37,897	3,905,286
Global Payments, Inc.	24,066	4,273,640
Mastercard, Inc., Class A	13,115	4,435,100
MongoDB, Inc. (A)(C)	45,350	10,498,979
Okta, Inc. (A)	72,690	15,544,757
PayPal Holdings, Inc. (A)	77,275	15,225,493
Shopify, Inc., Class A (A)	7,005	7,165,905
Snowflake, Inc., Class A (A)(C)	3,581	898,831
Square, Inc., Class A (A)	89,885	14,610,807
Twilio, Inc., Class A (A)	84,305	20,830,922
Visa, Inc., Class A	10,190	2,037,694
Wix.com, Ltd. (A)	15,854	4,040,392
		110,051,624
Semiconductors and semiconductor equipment – 15.4%
Advanced Micro Devices, Inc. (A)	130,945	10,736,181
Applied Materials, Inc.	299,887	17,828,282
ASML Holding NV, NYRS (C)	3,545	1,309,062
Cree, Inc. (A)(C)	25,550	1,628,557
Lam Research Corp.	28,967	9,609,802
Marvell Technology Group, Ltd.	82,700	3,283,190
Maxim Integrated Products, Inc.	167,662	11,335,628
Micron Technology, Inc. (A)	623,827	29,294,916
NVIDIA Corp.	45,192	24,458,814
NXP Semiconductors NV	13,365	1,668,086
Qorvo, Inc. (A)	14,275	1,841,618
QUALCOMM, Inc.	199,775	23,509,522
Skyworks Solutions, Inc.	50,585	7,360,118
STMicroelectronics NV, NYRS (C)	80,765	2,478,678
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	25,700	2,083,499
Teradyne, Inc.	46,880	3,725,085
Texas Instruments, Inc.	17,675	2,523,813
		154,674,851
Software – 22.5%
Alteryx, Inc., Class A (A)(C)	20,590	2,337,995
Atlassian Corp. PLC, Class A (A)	69,570	12,647,130
Autodesk, Inc. (A)	3,925	906,714
Avalara, Inc. (A)	3,665	466,701
Citrix Systems, Inc.	99,790	13,742,081
Cloudflare, Inc., Class A (A)	13,185	541,376
Coupa Software, Inc. (A)	3,025	829,576
Crowdstrike Holdings, Inc., Class A (A)	117,530	16,139,220
Datadog, Inc., Class A (A)(C)	16,650	1,700,964
DocuSign, Inc. (A)	29,045	6,251,646
HubSpot, Inc. (A)	31,300	9,146,799
Intuit, Inc.	15,145	4,940,450
Microsoft Corp.	159,209	33,486,429
NortonLifeLock, Inc.	469,522	9,784,838
Palo Alto Networks, Inc. (A)	3,910	956,973
Paycom Software, Inc. (A)	54,630	17,006,319
RingCentral, Inc., Class A (A)	52,465	14,407,414
salesforce.com, Inc. (A)	134,569	33,819,881
ServiceNow, Inc. (A)	1,175	569,875
Slack Technologies, Inc., Class A (A)(C)	189,884	5,100,284
Splunk, Inc. (A)	17,705	3,330,842
TeamViewer AG (A)(B)	99,898	4,926,952
Varonis Systems, Inc. (A)(C)	17,850	2,060,247
Workday, Inc., Class A (A)	27,400	5,894,562
Zendesk, Inc. (A)	10,035	1,032,802
Zoom Video Communications, Inc., Class A (A)	23,650	11,118,102
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zscaler, Inc. (A)	93,182	$13,109,776
		226,255,948
Technology hardware, storage and peripherals – 8.9%
Apple, Inc.	385,805	44,680,077
Pure Storage, Inc., Class A (A)(C)	1,315,391	20,243,867
Samsung Electronics Company, Ltd.	491,274	24,388,869
		89,312,813
		599,033,603
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
Equinix, Inc.	645	490,284
TOTAL COMMON STOCKS (Cost $714,750,908)		$958,360,651
PREFERRED SECURITIES – 0.1%
Communication services – 0.1%
Media – 0.1%
Airbnb, Inc., Series E (A)(D)(E)	8,624	665,514
Industrials – 0.0%
Road and rail – 0.0%
DiDi Chuxing, Inc. (A)(D)(E)	9,513	387,607
TOTAL PREFERRED SECURITIES (Cost $1,063,751)		$1,053,121
EXCHANGE-TRADED FUNDS – 0.1%
iShares Expanded Tech Sector ETF	4,505	1,392,315
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,120,384)		$1,392,315
TERM LOANS (F) – 0.1%
Communication services – 0.1%
Airbnb, Inc., Term Loan (3 month LIBOR + 7.500%) 8.500%, 04/17/2025	$912,713	981,166
TOTAL TERM LOANS (Cost $891,206)		$981,166
SHORT-TERM INVESTMENTS – 6.7%
Short-term funds – 4.7%
John Hancock Collateral Trust, 0.2185% (G)(H)	1,805,161	18,069,486
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (G)	548,935	548,935
T. Rowe Price Government Reserve Fund, 0.1242% (G)	28,851,557	28,851,557
		47,469,978
Repurchase agreement – 2.0%
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $19,942,000 on 10-1-20, collateralized by $20,041,900 U.S. Treasury Notes, 1.125% due 2-28-22 (valued at $20,340,851)	$19,942,000	19,942,000
TOTAL SHORT-TERM INVESTMENTS (Cost $67,412,757)		$67,411,978
Total Investments (Science & Technology Trust) (Cost $785,239,006) – 102.2%		$1,029,199,231
Other assets and liabilities, net – (2.2%)		(22,171,391)
TOTAL NET ASSETS – 100.0%		$1,007,027,840
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
(A)	Non-income producing security.

177

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $17,668,897.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 32.7%
U.S. Government – 8.7%
U.S. Treasury Bonds
1.250%, 05/15/2050	$73,581,000	$69,729,495
2.500%, 02/15/2045	57,615,000	70,909,211
2.750%, 11/15/2042	119,770,000	153,357,064
3.000%, 02/15/2047	37,979,000	51,371,048
3.125%, 11/15/2041	65,949,000	89,113,586
U.S. Treasury Notes
0.125%, 05/31/2022 to 06/30/2022	49,110,000	49,098,490
0.250%, 09/30/2025	95,404,000	95,277,292
0.625%, 08/15/2030	71,886,000	71,470,409
		650,326,595
U.S. Government Agency – 24.0%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050	75,775,649	80,802,401
3.000%, 03/01/2043 to 02/01/2050	260,669,383	277,615,558
3.500%, 04/01/2044 to 12/01/2049	173,334,885	188,488,059
4.000%, 03/01/2048 to 08/01/2048	36,732,889	39,929,677
Federal National Mortgage Association
2.000%, 09/01/2050	66,433,000	69,286,404
2.500%, 09/01/2050	2,009,307	2,143,227
2.625%, 09/06/2024 (A)	8,300,000	9,061,028
3.000%, 01/01/2043 to 11/01/2049	321,516,033	342,396,630
3.500%, 06/01/2042 to 03/01/2050	394,976,697	427,810,569
4.000%, 09/01/2040 to 07/01/2049	255,464,183	284,187,090
4.500%, 12/01/2040 to 05/01/2042	62,876,555	70,478,632
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	4,941,134	5,444,569
		1,797,643,844
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,312,032,076)		$2,447,970,439
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Qatar – 0.3%
State of Qatar
3.375%, 03/14/2024 (B)	11,857,000	12,765,009
5.103%, 04/23/2048 (B)	8,410,000	11,676,696
		24,441,705
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (B)	12,280,000	14,368,337
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $32,440,021)		$38,810,042
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 44.9%
Communication services – 3.6%
Activision Blizzard, Inc. 3.400%, 09/15/2026	$5,073,000	$5,776,812
AT&T, Inc.
2.300%, 06/01/2027	6,382,000	6,694,660
3.100%, 02/01/2043	10,027,000	9,781,922
3.650%, 06/01/2051	2,927,000	2,954,188
3.800%, 02/15/2027	9,390,000	10,585,336
Charter Communications Operating LLC
4.200%, 03/15/2028	15,151,000	17,204,073
4.800%, 03/01/2050	15,035,000	17,184,170
5.750%, 04/01/2048	15,805,000	19,545,634
6.484%, 10/23/2045	13,673,000	18,226,270
Comcast Corp.
3.999%, 11/01/2049	2,025,000	2,449,544
4.049%, 11/01/2052	11,306,000	13,851,150
4.150%, 10/15/2028	29,210,000	35,245,523
Cox Communications, Inc.
1.800%, 10/01/2030 (B)	5,016,000	4,946,739
2.950%, 10/01/2050 (B)	6,903,000	6,626,120
Level 3 Financing, Inc. 3.400%, 03/01/2027 (B)	6,456,000	6,951,680
T-Mobile USA, Inc.
2.050%, 02/15/2028 (B)	12,548,000	12,824,558
2.550%, 02/15/2031 (B)	4,124,000	4,272,794
3.750%, 04/15/2027 (B)	5,869,000	6,570,580
3.875%, 04/15/2030 (B)	13,891,000	15,794,484
4.500%, 04/15/2050 (B)	7,790,000	9,363,268
Verizon Communications, Inc.
3.000%, 03/22/2027	2,177,000	2,422,495
4.329%, 09/21/2028	9,031,000	10,925,542
4.400%, 11/01/2034	7,740,000	9,656,555
4.862%, 08/21/2046	13,237,000	18,107,443
		267,961,540
Consumer discretionary – 3.6%
Amazon.com, Inc.
3.150%, 08/22/2027	16,225,000	18,490,768
4.050%, 08/22/2047	8,281,000	10,703,216
AutoNation, Inc. 4.750%, 06/01/2030	4,925,000	5,828,524
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	14,228,000	15,050,446
Daimler Finance North America LLC
2.700%, 06/14/2024 (A)(B)	6,580,000	6,961,436
3.500%, 08/03/2025 (B)	5,990,000	6,596,425
Dollar General Corp. 3.500%, 04/03/2030	6,395,000	7,273,743
Dollar Tree, Inc. 4.200%, 05/15/2028	13,860,000	16,328,397
eBay, Inc. 2.700%, 03/11/2030	10,950,000	11,605,405
Expedia Group, Inc.
3.250%, 02/15/2030	9,432,000	9,065,242
3.800%, 02/15/2028	15,965,000	16,068,572
5.000%, 02/15/2026	13,035,000	13,919,123
Ford Motor Credit Company LLC 5.113%, 05/03/2029	15,357,000	15,779,318
General Motors Financial Company, Inc.
3.600%, 06/21/2030	5,868,000	6,050,171
4.000%, 01/15/2025	11,202,000	11,969,976
4.300%, 07/13/2025	7,929,000	8,627,400
Hyundai Capital America
1.800%, 10/15/2025 (B)	4,018,000	3,995,842
2.375%, 10/15/2027 (B)	4,018,000	4,015,684
Magna International, Inc. 2.450%, 06/15/2030	2,879,000	3,031,675

178

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (B)	$6,650,000	$6,821,585
Prosus NV
4.850%, 07/06/2027 (B)	3,610,000	4,108,765
5.500%, 07/21/2025 (B)	8,425,000	9,650,838
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (B)	8,800,000	8,295,568
Starbucks Corp. 2.250%, 03/12/2030	11,159,000	11,581,196
Target Corp. 2.650%, 09/15/2030	5,718,000	6,395,597
The TJX Companies, Inc.
3.500%, 04/15/2025	8,691,000	9,692,409
3.875%, 04/15/2030	10,644,000	12,615,479
Volkswagen Group of America Finance LLC 2.900%, 05/13/2022 (B)	11,183,000	11,559,999
		272,082,799
Consumer staples – 0.8%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (B)	7,214,000	7,447,846
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	10,094,000	12,011,319
Cargill, Inc. 2.125%, 04/23/2030 (B)	4,306,000	4,507,426
Coca-Cola Femsa SAB de CV 2.750%, 01/22/2030	8,429,000	9,071,797
Constellation Brands, Inc. 2.875%, 05/01/2030	3,295,000	3,555,310
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030 (A)	3,170,000	3,538,931
The Clorox Company 1.800%, 05/15/2030	10,582,000	10,886,399
The Kroger Company 2.200%, 05/01/2030	5,402,000	5,668,649
		56,687,677
Energy – 3.2%
Aker BP ASA
2.875%, 01/15/2026 (B)	5,450,000	5,396,112
3.000%, 01/15/2025 (B)	6,211,000	6,229,024
4.000%, 01/15/2031 (B)	10,160,000	10,018,710
Cimarex Energy Company 4.375%, 06/01/2024	6,403,000	6,871,449
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (B)	5,555,000	6,249,523
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	8,820,000	9,126,953
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	9,984,000	10,133,760
Energy Transfer Operating LP
4.200%, 04/15/2027	4,472,000	4,623,509
4.250%, 03/15/2023	6,857,000	7,129,131
5.150%, 03/15/2045	5,400,000	4,880,881
5.875%, 01/15/2024	8,500,000	9,348,541
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	12,660,000	12,068,398
Husky Energy, Inc. 3.950%, 04/15/2022 (A)	4,500,000	4,650,275
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	6,186,579
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (B)	9,512,000	9,594,790
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.000%, 03/15/2028	$6,065,000	$6,617,836
4.125%, 03/01/2027	2,007,000	2,215,909
4.250%, 12/01/2027	5,555,000	6,241,864
5.250%, 01/15/2025	5,370,000	5,567,165
ONEOK Partners LP 4.900%, 03/15/2025	4,043,000	4,429,625
Phillips 66 3.700%, 04/06/2023	2,524,000	2,701,672
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	6,870,000	7,453,166
5.000%, 03/15/2027	8,336,000	9,378,998
5.875%, 06/30/2026	11,999,000	14,185,660
Saudi Arabian Oil Company 2.875%, 04/16/2024 (B)	15,637,000	16,404,489
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	10,801,000	11,107,989
5.400%, 10/01/2047	8,136,000	7,668,800
The Williams Companies, Inc.
3.750%, 06/15/2027	6,455,000	7,080,063
4.550%, 06/24/2024	14,035,000	15,550,908
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	7,186,841
		236,298,620
Financials – 12.5%
Ameriprise Financial, Inc. 3.000%, 04/02/2025	9,233,000	10,097,235
Ares Capital Corp.
3.875%, 01/15/2026	7,885,000	8,041,165
4.200%, 06/10/2024	8,855,000	9,222,779
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (A)(B)(C)	5,540,000	6,337,982
AXA SA 8.600%, 12/15/2030	4,814,000	7,360,993
Banco Santander SA 4.379%, 04/12/2028	7,600,000	8,620,242
Bank of America Corp.
3.950%, 04/21/2025	11,322,000	12,572,413
4.200%, 08/26/2024	6,250,000	6,959,096
4.450%, 03/03/2026	12,881,000	14,789,443
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	12,322,000	13,011,866
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	16,343,000	19,150,549
Bank of Montreal 1.850%, 05/01/2025	10,560,000	11,012,001
Barclays Bank PLC 10.179%, 06/12/2021 (B)	3,675,000	3,866,315
Barclays PLC 4.375%, 01/12/2026	7,380,000	8,266,076
BPCE SA
4.500%, 03/15/2025 (B)	10,505,000	11,615,016
5.700%, 10/22/2023 (B)	9,475,000	10,617,817
Brighthouse Financial, Inc. 3.700%, 06/22/2027	12,416,000	12,891,350
Cantor Fitzgerald LP 4.875%, 05/01/2024 (B)	12,051,000	13,186,064
Capital One Financial Corp.
2.600%, 05/11/2023	5,127,000	5,365,175
3.900%, 01/29/2024	11,800,000	12,842,210

179

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc.
3.200%, 10/21/2026	$14,892,000	$16,420,366
4.600%, 03/09/2026	14,174,000	16,225,576
5.500%, 09/13/2025	5,625,000	6,652,259
Citizens Bank NA 2.250%, 04/28/2025	4,663,000	4,952,227
Citizens Financial Group, Inc. 3.250%, 04/30/2030	11,890,000	13,116,000
CNA Financial Corp. 2.050%, 08/15/2030 (A)	4,015,000	3,978,871
CNO Financial Group, Inc. 5.250%, 05/30/2029	9,540,000	11,026,942
Credit Agricole SA 3.250%, 01/14/2030 (B)	12,902,000	13,848,777
Credit Suisse Group AG 3.574%, 01/09/2023 (B)	3,256,000	3,367,857
Danske Bank A/S 5.000%, 01/12/2022 (B)	6,007,000	6,310,336
Discover Bank 2.450%, 09/12/2024	8,992,000	9,485,083
Discover Financial Services
3.950%, 11/06/2024	12,399,000	13,640,805
4.100%, 02/09/2027	4,203,000	4,658,911
GE Capital International Funding Company 4.418%, 11/15/2035	13,661,000	14,437,511
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024	13,550,000	14,518,042
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) 06/01/2021 (C)	6,220,000	6,344,400
ING Bank NV 5.800%, 09/25/2023 (B)	1,107,000	1,242,774
ING Groep NV 3.550%, 04/09/2024	8,025,000	8,738,293
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	4,565,000	5,035,576
Jefferies Group LLC
4.150%, 01/23/2030	9,200,000	10,359,068
4.850%, 01/15/2027	9,813,000	11,145,213
JPMorgan Chase & Co. 2.950%, 10/01/2026	14,539,000	15,995,693
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	12,793,000	13,616,779
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	11,886,000	12,705,061
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	11,001,000	12,545,899
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (C)	8,070,000	7,908,600
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (C)	14,980,000	16,215,850
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	8,145,444
Lloyds Banking Group PLC 4.450%, 05/08/2025	16,755,000	18,947,727
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (C)	7,340,000	7,596,900
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (B)	$6,523,000	$6,934,012
4.875%, 06/10/2025 (B)	7,810,000	8,803,470
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	7,277,000	9,044,110
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (B)	2,567,000	3,881,124
Morgan Stanley 3.875%, 01/27/2026	8,269,000	9,424,718
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	21,595,000	22,605,132
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) 04/26/2023 (B)	5,604,000	5,822,288
Natwest Group PLC 3.875%, 09/12/2023	10,921,000	11,728,717
Natwest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	4,512,000	4,671,485
New York Life Insurance Company 3.750%, 05/15/2050 (B)	5,384,000	6,055,827
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) 10/16/2044 (B)	5,325,000	5,910,750
Ohio National Financial Services, Inc. 5.550%, 01/24/2030 (B)	6,460,000	6,106,300
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	21,875,000	22,319,063
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	13,898,000	14,636,223
Raymond James Financial, Inc. 4.650%, 04/01/2030	3,232,000	3,929,346
Regions Financial Corp. 2.250%, 05/18/2025	21,494,000	22,670,648
Santander Holdings USA, Inc.
3.244%, 10/05/2026	14,811,000	15,844,957
3.400%, 01/18/2023	5,645,000	5,909,748
3.450%, 06/02/2025	15,107,000	16,121,512
3.500%, 06/07/2024	15,140,000	16,236,729
4.400%, 07/13/2027	4,673,000	5,144,726
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (B)	6,030,000	6,594,074
Stifel Financial Corp. 4.250%, 07/18/2024	7,344,000	8,251,090
SVB Financial Group 3.125%, 06/05/2030	7,717,000	8,610,735
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	8,083,000	9,448,143
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	18,038,000	20,267,821
The PNC Financial Services Group, Inc. 3.150%, 05/19/2027	3,997,000	4,441,937
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (C)	7,182,000	7,196,830
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (C)	11,183,000	11,465,925
Truist Financial Corp. 4.000%, 05/01/2025	8,887,000	10,102,344

180

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
USAA Capital Corp. 2.125%, 05/01/2030 (B)	$3,725,000	$3,921,923
Wells Fargo & Company 3.550%, 09/29/2025	17,333,000	19,272,211
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) 04/30/2026	20,904,000	21,710,136
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	13,546,000	14,126,856
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	9,762,000	10,128,535
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (C)	19,495,000	21,003,913
Zions Bancorp NA 3.250%, 10/29/2029	18,340,000	18,342,360
		933,694,345
Health care – 3.2%
AbbVie, Inc.
3.200%, 11/21/2029 (B)	16,282,000	17,902,645
4.250%, 11/21/2049 (B)	6,159,000	7,274,711
AmerisourceBergen Corp.
2.800%, 05/15/2030	9,121,000	9,745,140
3.450%, 12/15/2027	12,400,000	14,165,108
Anthem, Inc. 2.250%, 05/15/2030	3,522,000	3,614,584
Cottage Health Obligated Group 3.304%, 11/01/2049	13,369,000	14,805,241
CVS Health Corp.
2.700%, 08/21/2040	6,008,000	5,746,632
3.000%, 08/15/2026	2,550,000	2,785,432
3.750%, 04/01/2030	7,985,000	9,124,087
4.300%, 03/25/2028	11,078,000	12,959,266
5.050%, 03/25/2048	11,164,000	14,197,349
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (B)	12,621,000	12,477,017
3.750%, 06/15/2029 (B)	16,265,000	18,248,320
Gilead Sciences, Inc. 2.800%, 10/01/2050	9,459,000	9,330,464
HCA, Inc. 4.125%, 06/15/2029	13,112,000	14,815,290
Partners Healthcare System, Inc. 3.192%, 07/01/2049 (A)	14,047,000	15,148,668
Premier Health Partners 2.911%, 11/15/2026	7,827,000	7,555,215
Royalty Pharma PLC 1.750%, 09/02/2027 (B)	4,058,000	4,054,469
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	12,537,000	13,936,706
Stanford Health Care 3.310%, 08/15/2030	3,557,000	4,002,988
Universal Health Services, Inc.
2.650%, 10/15/2030 (B)	5,145,000	5,121,950
5.000%, 06/01/2026 (B)	10,969,000	11,352,915
Upjohn, Inc.
1.650%, 06/22/2025 (B)	4,139,000	4,235,960
2.300%, 06/22/2027 (B)	4,139,000	4,271,604
2.700%, 06/22/2030 (B)	4,139,000	4,282,420
		241,154,181
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 5.6%
AerCap Ireland Capital DAC 2.875%, 08/14/2024	$9,926,000	$9,557,503
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (A)(B)	3,001,443	2,689,202
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (B)	4,551,958	3,769,635
Air Lease Corp. 3.625%, 12/01/2027	4,932,000	4,898,279
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (B)	12,236,000	12,708,306
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/2025	4,074,662	3,268,178
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	9,716,208	7,943,000
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	8,434,376	6,536,641
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	7,385,496	7,016,221
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	5,598,206	4,702,493
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	6,435,244	6,049,129
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	5,096,379	4,051,621
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	5,086,771	3,967,681
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	7,620,503	7,048,966
Ashtead Capital, Inc.
4.250%, 11/01/2029 (B)	4,031,000	4,242,390
5.250%, 08/01/2026 (B)	9,165,000	9,657,619
BAE Systems PLC 1.900%, 02/15/2031 (B)	10,440,000	10,332,501
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (B)	3,543,756	3,368,392
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	1,733,015	1,384,362
Canadian Pacific Railway Company 2.050%, 03/05/2030	7,562,000	7,879,579
Carrier Global Corp.
2.242%, 02/15/2025 (B)	12,029,000	12,538,341
2.493%, 02/15/2027 (B)	4,402,000	4,600,446
CH Robinson Worldwide, Inc. 4.200%, 04/15/2028	7,980,000	9,306,291
CNH Industrial Capital LLC
1.875%, 01/15/2026	15,164,000	15,139,778
1.950%, 07/02/2023	7,987,000	8,116,613
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	2,501,411	2,417,764

181

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	$10,366,000	$10,733,682
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 01/02/2023	1,312,974	1,247,325
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	13,835,050
3.800%, 04/19/2023 (A)	6,835,000	6,610,845
4.375%, 04/19/2028	9,405,000	8,364,055
4.500%, 10/20/2025 (B)	2,059,000	2,113,049
General Electric Company
4.250%, 05/01/2040	10,442,000	10,622,808
5.550%, 01/05/2026	13,794,000	16,086,175
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025 (B)	2,145,000	2,356,451
4.200%, 05/01/2030 (B)	9,053,000	10,381,063
5.000%, 11/15/2025 (B)	6,231,000	6,404,474
IHS Markit, Ltd.
4.000%, 03/01/2026 (B)	8,327,000	9,284,605
4.750%, 02/15/2025 (B)	4,400,000	4,985,024
4.750%, 08/01/2028	6,540,000	7,779,919
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,780,957	7,614,498
Johnson Controls International PLC 1.750%, 09/15/2030	5,751,000	5,799,351
Lennox International, Inc. 1.350%, 08/01/2025	5,302,000	5,340,581
Masco Corp. 2.000%, 10/01/2030	7,012,000	7,001,841
Otis Worldwide Corp. 2.056%, 04/05/2025	9,425,000	9,899,647
Owens Corning 3.950%, 08/15/2029	8,341,000	9,448,117
The Boeing Company
3.200%, 03/01/2029	28,311,000	27,865,138
5.040%, 05/01/2027	10,376,000	11,390,934
5.805%, 05/01/2050	6,281,000	7,576,195
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	9,514,840	8,753,652
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	8,816,856	7,317,991
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	9,961,024	7,470,768
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	3,060,859	2,295,645
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031 (A)	7,009,096	5,904,363
United Parcel Service, Inc. 3.900%, 04/01/2025	7,566,000	8,615,897
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	2,013,139	1,811,825
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024	3,454,061	3,212,277
		421,314,176
Information technology – 5.8%
Applied Materials, Inc. 2.750%, 06/01/2050	5,796,000	6,075,561
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Autodesk, Inc. 2.850%, 01/15/2030	$4,681,000	$5,147,835
Broadcom Corp.
3.125%, 01/15/2025	7,165,000	7,642,009
3.875%, 01/15/2027	24,892,000	27,601,825
Broadcom, Inc.
4.700%, 04/15/2025	11,034,000	12,535,662
4.750%, 04/15/2029	8,360,000	9,708,891
5.000%, 04/15/2030	12,571,000	14,827,375
Dell International LLC
4.900%, 10/01/2026 (B)	10,965,000	12,392,080
5.300%, 10/01/2029 (B)	14,027,000	16,068,000
5.850%, 07/15/2025 (B)	3,860,000	4,503,949
8.350%, 07/15/2046 (B)	8,532,000	11,310,267
Hewlett Packard Enterprise Company 4.900%, 10/15/2025	9,504,000	10,889,340
Infor, Inc. 1.450%, 07/15/2023 (B)	3,804,000	3,856,022
Jabil, Inc. 3.600%, 01/15/2030	13,765,000	14,639,203
KLA Corp. 4.100%, 03/15/2029	7,998,000	9,596,835
Lam Research Corp.
4.000%, 03/15/2029	14,493,000	17,355,462
4.875%, 03/15/2049	8,624,000	12,179,984
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	10,010,000	12,073,804
Microchip Technology, Inc. 4.333%, 06/01/2023	18,809,000	20,257,853
Micron Technology, Inc.
2.497%, 04/24/2023	11,885,000	12,341,219
4.185%, 02/15/2027	20,585,000	23,382,668
4.975%, 02/06/2026	5,300,000	6,142,657
5.327%, 02/06/2029	16,374,000	19,681,347
Microsoft Corp. 2.525%, 06/01/2050	7,583,000	7,910,422
Motorola Solutions, Inc.
2.300%, 11/15/2030	9,695,000	9,617,321
4.600%, 02/23/2028 to 05/23/2029	13,818,000	16,157,449
NVIDIA Corp. 2.850%, 04/01/2030	8,458,000	9,532,739
NXP BV
3.400%, 05/01/2030 (B)	3,042,000	3,327,707
3.875%, 06/18/2026 (B)	5,422,000	6,074,383
4.875%, 03/01/2024 (B)	5,465,000	6,144,583
Oracle Corp. 2.950%, 04/01/2030	18,106,000	20,234,896
PayPal Holdings, Inc. 2.850%, 10/01/2029	11,765,000	12,934,870
Seagate HDD Cayman
4.091%, 06/01/2029 (B)	12,247,000	13,236,735
4.125%, 01/15/2031 (B)	9,600,000	10,353,209
ServiceNow, Inc. 1.400%, 09/01/2030	9,882,000	9,604,221
Visa, Inc. 2.700%, 04/15/2040	4,341,000	4,686,595
VMware, Inc. 4.500%, 05/15/2025	8,645,000	9,776,928
		429,801,906
Materials – 2.2%
Albemarle Wodgina Pty, Ltd. 3.450%, 11/15/2029	7,500,000	7,606,228
Anglo American Capital PLC 4.750%, 04/10/2027 (B)	9,195,000	10,559,951

182

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (B)	$21,934,000	$24,597,187
E.I. du Pont de Nemours and Company
1.700%, 07/15/2025	878,000	910,462
2.300%, 07/15/2030	3,331,000	3,531,483
Ecolab, Inc.
1.300%, 01/30/2031 (A)	12,023,000	11,762,938
4.800%, 03/24/2030	7,250,000	9,214,565
Georgia-Pacific LLC
1.750%, 09/30/2025 (B)	11,022,000	11,488,949
2.300%, 04/30/2030 (B)	21,512,000	22,810,247
Inversiones CMPC SA 3.850%, 01/13/2030 (B)	3,668,000	4,011,875
Newmont Corp. 2.800%, 10/01/2029	5,113,000	5,531,213
Nutrition & Biosciences, Inc.
1.832%, 10/15/2027 (B)	3,042,000	3,054,954
2.300%, 11/01/2030 (B)	6,085,000	6,124,181
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (B)	6,320,000	7,086,300
Steel Dynamics, Inc. 3.250%, 01/15/2031	1,479,000	1,581,433
Syngenta Finance NV
4.441%, 04/24/2023 (B)	10,880,000	11,490,096
5.676%, 04/24/2048 (B)	5,180,000	5,542,760
The Sherwin-Williams Company 2.300%, 05/15/2030	11,434,000	11,932,105
Vulcan Materials Company 3.500%, 06/01/2030	6,464,000	7,234,351
		166,071,278
Real estate – 2.5%
American Homes 4 Rent LP 4.250%, 02/15/2028	10,505,000	11,901,551
American Tower Corp.
2.400%, 03/15/2025	7,146,000	7,564,012
2.950%, 01/15/2025	7,845,000	8,473,442
3.550%, 07/15/2027	13,925,000	15,581,034
3.800%, 08/15/2029	6,600,000	7,554,815
Crown Castle International Corp.
2.250%, 01/15/2031	12,255,000	12,345,297
3.300%, 07/01/2030	2,390,000	2,609,664
3.650%, 09/01/2027	11,831,000	13,232,103
4.150%, 07/01/2050	2,123,000	2,421,153
CyrusOne LP
2.150%, 11/01/2030	3,797,000	3,710,049
3.450%, 11/15/2029	8,590,000	9,307,866
Equinix, Inc.
1.550%, 03/15/2028	8,759,000	8,750,381
1.800%, 07/15/2027	3,053,000	3,079,772
3.200%, 11/18/2029	10,005,000	11,022,467
GLP Capital LP
3.350%, 09/01/2024	4,360,000	4,422,392
5.375%, 04/15/2026	9,005,000	9,980,242
Prologis LP 1.250%, 10/15/2030	5,638,000	5,498,122
SBA Tower Trust
2.328%, 01/15/2028 (B)	21,448,000	21,770,228
2.836%, 01/15/2025 (B)	7,899,000	8,452,150
3.722%, 04/11/2023 (B)	10,335,000	10,688,678
Ventas Realty LP 3.500%, 02/01/2025	4,775,000	5,169,582
		183,535,000
Utilities – 1.9%
ABY Transmision Sur SA 6.875%, 04/30/2043 (B)	2,599,792	3,389,478
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	$5,952,000	$6,121,632
Dominion Energy, Inc. 3.375%, 04/01/2030	6,413,000	7,223,892
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,907,821
Engie Energia Chile SA 3.400%, 01/28/2030 (B)	12,850,000	13,878,000
Eversource Energy 1.650%, 08/15/2030	4,999,000	4,978,176
FirstEnergy Corp. 2.650%, 03/01/2030	5,771,000	5,875,298
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (A)(B)	11,507,000	10,784,936
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	12,260,000	13,806,557
NiSource, Inc.
1.700%, 02/15/2031	26,412,000	25,927,593
3.600%, 05/01/2030	4,105,000	4,674,447
NRG Energy, Inc. 3.750%, 06/15/2024 (B)	6,545,000	6,983,687
Vistra Operations Company LLC
3.550%, 07/15/2024 (B)	12,479,000	13,291,596
3.700%, 01/30/2027 (B)	11,248,000	11,823,757
4.300%, 07/15/2029 (B)	8,710,000	9,489,673
		145,156,543
TOTAL CORPORATE BONDS (Cost $3,149,447,308)		$3,353,758,065
MUNICIPAL BONDS – 2.2%
Central Plains Energy Project (Nebraska) 4.000%, 12/01/2049	7,370,000	8,470,636
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	7,076,000	7,512,872
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	13,405,000	14,009,297
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	8,226,673
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	8,656,409
4.131%, 06/15/2042	790,000	752,917
Ohio Air Quality Development Authority 2.100%, 10/01/2028	18,315,000	18,975,622
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	7,298,404
Port Authority of New York & New Jersey 1.086%, 07/01/2023	19,174,000	19,448,763
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,275,000	15,427,135
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	12,324,000	12,504,054
Tennergy Corp. (Tennessee) 5.000%, 02/01/2050	13,270,000	15,476,403

183

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
University of California 1.316%, 05/15/2027	$12,880,000	$13,017,301
University of Virginia 2.256%, 09/01/2050	16,686,000	16,461,573
TOTAL MUNICIPAL BONDS (Cost $161,204,976)		$166,238,059
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.0%
Commercial and residential – 5.5%
Arroyo Mortgage Trust Series 2019-3, Class A1 2.962%, 10/25/2048 (B)(D)	5,918,255	6,074,725
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (B)	5,706,000	6,145,614
Series 2015-200P, Class C, 3.716%, 04/14/2033 (B)(D)	6,760,000	7,184,600
Series 2019-BPR, Class DNM, 3.843%, 11/05/2032 (B)(D)	5,605,000	4,161,267
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	4,700,000	4,952,335
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	12,340,000	12,847,354
Series 2019-B12, Class A2, 3.001%, 08/15/2052	11,185,000	11,902,802
Series 2019-B14, Class A2, 2.915%, 12/15/2062	9,761,000	10,393,130
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (B)(D)	4,151,948	4,236,633
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (B)	13,243,331	13,595,157
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.473%, 03/15/2037 (B)(E)	2,722,000	2,685,370
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.130%, 10/15/2037 (B)(E)	9,005,000	9,005,000
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	10,780,000	11,658,002
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3, 2.935%, 04/10/2048	7,495,000	7,918,473
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	14,450,000	15,644,788
Series 2015-GC33, Class A4, 3.778%, 09/10/2058	10,860,000	12,152,885
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (B)	10,020,000	10,660,545
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (B)	9,645,000	10,418,357
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	15,370,000	16,082,672
COLT Mortgage Loan Trust Series 2020-1, Class A1 2.488%, 02/25/2050 (B)(D)	4,198,764	4,244,376
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A3, 3.326%, 11/10/2047	17,150,000	18,314,053
Series 2016-CR28, Class A4, 3.762%, 02/10/2049	7,720,000	8,683,749
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (B)	$5,531,000	$5,541,335
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (B)	10,042,259	10,231,271
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 1.382%, 05/15/2036 (B)(E)	3,709,000	3,707,845
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (B)(D)	6,039,140	6,117,966
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	2,085,000	2,149,784
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 09/15/2053	8,480,000	8,773,081
GCAT Trust Series 2020-NQM1, Class A1 2.247%, 01/25/2060 (B)	9,791,248	10,473,193
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	11,611,000	11,804,968
Series 2015-GC30, Class A3, 3.119%, 05/10/2050	7,773,014	8,274,705
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,923,419
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (B)(D)	4,929,174	4,939,980
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	5,820,000	5,841,408
Irvine Core Office Trust Series 2013-IRV, Class A2 3.279%, 05/15/2048 (B)(D)	7,750,000	8,091,181
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.150%, 06/13/2052	19,510,000	20,697,076
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 1.202%, 05/15/2036 (B)(E)	8,830,000	8,748,262
MFA Trust Series 2020-NQM1, Class A1 1.479%, 08/25/2049 (B)(D)	7,225,227	7,262,457
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.635%, 10/15/2048	12,945,000	14,285,030
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 1.552%, 11/15/2034 (B)(E)	5,105,000	5,073,703
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (B)(D)	7,089,003	7,579,734
OBX Trust Series 2020-EXP2, Class A3 2.500%, 05/25/2060 (B)(D)	7,508,939	7,642,010
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA 2.000%, 11/25/2059	5,732,528	5,913,674

184

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (B)(D)	$4,871,796	$4,960,191
Series 2020-3, Class A1, 1.486%, 04/25/2065 (B)(D)	3,517,281	3,526,577
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A4, 2.942%, 10/15/2049	6,955,000	7,585,985
Series 2019-C51, Class A2, 3.039%, 06/15/2052	13,310,000	14,167,085
		409,273,807
U.S. Government Agency – 2.5%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.433%, 12/25/2021	122,016,891	1,228,612
Series K018, Class X1 IO, 1.433%, 01/25/2022	93,986,805	1,046,834
Series K021, Class X1 IO, 1.543%, 06/25/2022	29,958,539	550,054
Series K022, Class X1 IO, 1.311%, 07/25/2022	138,852,625	2,285,681
Series K026, Class X1 IO, 1.086%, 11/25/2022	154,401,130	2,510,779
Series K038, Class A2, 3.389%, 03/25/2024	8,708,000	9,477,476
Series K038, Class X1 IO, 1.275%, 03/25/2024	52,627,728	1,723,790
Series K040, Class A2, 3.241%, 09/25/2024	15,939,000	17,468,828
Series K048, Class A2, 3.284%, 06/25/2025 (D)	8,485,000	9,460,396
Series K048, Class X1 IO, 0.365%, 06/25/2025	160,606,228	1,670,481
Series K049, Class A2, 3.010%, 07/25/2025	14,510,000	15,993,230
Series K052, Class A2, 3.151%, 11/25/2025	6,245,000	6,953,075
Series K064, Class A1, 2.891%, 10/25/2026	3,324,809	3,597,795
Series K727, Class A2, 2.946%, 07/25/2024	22,472,000	24,282,475
Series KIR3, Class A1, 3.038%, 08/25/2027	13,485,000	14,782,717
Government National Mortgage Association
Series 2012-114, Class IO, 0.710%, 01/16/2053	28,502,973	935,798
Series 2016-174, Class IO, 0.859%, 11/16/2056	25,787,393	1,599,907
Series 2017-109, Class IO, 0.567%, 04/16/2057	33,232,163	1,481,157
Series 2017-124, Class IO, 0.675%, 01/16/2059	46,035,169	2,428,931
Series 2017-135, Class IO, 0.788%, 10/16/2058	54,193,283	3,018,566
Series 2017-140, Class IO, 0.561%, 02/16/2059	48,070,450	2,410,252
Series 2017-159, Class IO, 0.534%, 06/16/2059	78,262,789	3,518,648
Series 2017-20, Class IO, 0.730%, 12/16/2058	68,469,809	3,384,771
Series 2017-22, Class IO, 0.758%, 12/16/2057	32,384,339	1,872,080
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-41, Class IO, 0.742%, 07/16/2058	$31,001,726	$1,661,333
Series 2017-46, Class IO, 0.595%, 11/16/2057	31,879,652	1,586,807
Series 2017-61, Class IO, 0.770%, 05/16/2059	56,335,072	3,366,421
Series 2018-158, Class IO, 0.692%, 05/16/2061	31,720,105	2,143,137
Series 2018-69, Class IO, 0.569%, 04/16/2060	58,848,203	3,199,659
Series 2019-131, Class IO, 0.932%, 07/16/2061	49,403,886	3,574,514
Series 2020-100, Class IO, 0.896%, 05/16/2062	36,670,868	3,096,847
Series 2020-108, Class IO, 0.948%, 06/16/2062	81,010,249	6,974,650
Series 2020-114, Class IO, 0.930%, 09/16/2062	88,806,773	7,649,363
Series 2020-118, Class IO, 1.080%, 06/16/2062	83,520,431	7,442,982
Series 2020-119, Class IO, 0.820%, 08/16/2062	38,779,209	3,133,942
Series 2020-120, Class IO, 0.882%, 05/16/2062	18,561,468	1,567,676
Series 2020-137, Class IO, 0.911%, 09/16/2062	64,835,000	5,971,524
Series 2020-92, Class IO, 1.017%, 02/16/2062	80,309,471	7,171,853
		192,223,041
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $608,958,967)		$601,496,848
ASSET BACKED SECURITIES – 10.2%
Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/2023	7,910,000	7,961,629
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	8,945,000	9,068,513
AMSR Trust
Series 2020-SFR1, Class A 1.819%, 04/17/2037 (B)	9,026,339	9,202,840
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (B)	17,232,000	17,395,327
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (B)	12,046,000	12,053,113
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (B)	13,311,000	12,333,573
Arbys Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	9,918,000	10,198,779
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	10,207,000	10,422,180
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	7,618,000	7,844,511
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (B)	4,270,000	4,270,000

185

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2020-3, Class A3 0.620%, 03/17/2025	$10,590,000	$10,632,190
Series 2020-3, Class A4 0.770%, 03/16/2026	4,170,000	4,211,731
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	9,437,723	9,668,062
CF Hippolyta LLC Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	8,477,000	8,571,259
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	8,887,000	8,883,090
CoreVest American Finance Trust
Series 2019-3, Class A 2.705%, 10/15/2052 (B)	2,399,965	2,488,754
Series 2020-3, Class A 1.358%, 08/15/2053 (B)	7,681,000	7,676,472
DB Master Finance LLC Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	3,694,275	3,914,343
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	14,047,763	15,151,917
DRB Prime Student Loan Trust
Series 2015-D, Class A2 3.200%, 01/25/2040 (B)	3,196,900	3,237,439
Series 2016-B, Class A2 2.890%, 06/25/2040 (B)	3,767,801	3,838,681
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (B)	6,453,188	6,698,215
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	8,695,443	8,889,925
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.490%, 01/15/2025 (B)	11,335,000	11,637,014
FirstKey Homes Trust Series 2020-SFR1, Class A 1.339%, 09/17/2025 (B)	8,231,000	8,260,177
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (B)	5,984,775	6,021,125
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (B)	19,284,000	21,241,474
Series 2018-2, Class A 3.470%, 01/15/2030 (B)	10,177,000	10,978,717
Series 2020-1, Class A 2.040%, 08/15/2031 (B)	11,760,000	12,320,172
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A 3.060%, 04/15/2026	14,258,000	15,430,351
Series 2020-2, Class A 1.060%, 09/15/2027	8,923,000	8,938,663
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A 2.900%, 04/15/2026 (B)	13,385,000	14,362,274
Series 2020-1, Class A 0.680%, 08/15/2025 (B)	5,302,000	5,311,871
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 08/15/2025 (B)	18,220,000	19,735,388
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2019-1, Class A4 3.210%, 02/18/2025 (B)	$7,484,000	$7,842,362
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (B)	2,921,848	3,060,480
Home Partners of America Trust Series 2019-1, Class A 2.908%, 09/17/2039 (B)	13,975,416	14,507,879
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	5,414,088	5,729,621
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (B)	6,247,787	6,404,669
John Deere Owner Trust
Series 2020-B, Class A3 0.510%, 11/15/2024	4,821,000	4,832,989
Series 2020-B, Class A4 0.720%, 06/15/2027	4,500,000	4,532,800
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (B)	2,810,174	2,873,532
MVW LLC Series 2020-1A, Class A 1.740%, 10/20/2037 (B)	9,697,650	9,800,962
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	7,196,744	7,455,799
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (B)	3,239,421	3,385,242
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	7,410,000	7,737,566
Series 2019-FA, Class A2 2.600%, 08/15/2068 (B)	11,715,000	12,123,658
Series 2020-BA, Class A2 2.120%, 01/15/2069 (B)	12,863,000	13,208,008
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.405%, 01/25/2037 (E)	5,135,324	5,033,709
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (B)	2,790,684	2,800,439
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (B)	4,129,301	4,164,271
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (B)	9,540,000	9,689,402
PFS Financing Corp.
Series 2018-F, Class A 3.520%, 10/15/2023 (B)	9,260,000	9,537,928
Series 2020-E, Class A 1.000%, 10/15/2025 (B)	6,633,000	6,656,277
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (B)	7,750,000	7,834,548
Series 2020-SFR2, Class A 2.078%, 06/17/2037 (B)	3,574,000	3,648,929
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (B)	8,236,000	8,722,866

186

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SCF Equipment Leasing LLC Series 2020-1A, Class A3 1.190%, 10/20/2027 (B)	$15,910,000	$16,049,227
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	9,018,900	9,575,727
Sierra Timeshare Receivables Funding LLC Series 2018-3A, Class A 3.690%, 09/20/2035 (B)	3,250,338	3,417,515
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (B)	2,606,122	2,644,383
Series 2016-A, Class A2A 2.700%, 05/15/2031 (B)	10,844,736	11,104,736
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	12,040,000	12,684,278
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (B)	5,003,000	5,033,296
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	8,238,659	8,712,300
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (B)	7,013,846	7,577,969
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	5,060,870	4,420,987
Taco Bell Funding LLC Series 2018-1A, Class A2I 4.318%, 11/25/2048 (B)	10,307,408	10,524,997
Tesla Auto Lease Trust
Series 2020-A, Class A3 0.680%, 12/20/2023 (B)	6,928,000	6,959,701
Series 2020-A, Class A4 0.780%, 12/20/2023 (B)	4,974,000	5,003,914
TIF Funding II LLC Series 2020-1A, Class A 2.090%, 08/20/2045 (B)	15,239,156	15,227,172
Towd Point Mortgage Trust
Series 2017-1, Class A1 2.750%, 10/25/2056 (B)(D)	2,801,970	2,873,829
Series 2017-2, Class A1 2.750%, 04/25/2057 (B)(D)	2,215,594	2,277,576
Series 2018-3, Class A1 3.750%, 05/25/2058 (B)(D)	3,803,530	4,113,115
Series 2018-4, Class A1 3.000%, 06/25/2058 (B)(D)	9,061,100	9,687,090
Series 2019-4, Class A1 2.900%, 10/25/2059 (B)(D)	7,439,731	7,880,166
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (B)	22,220,000	23,707,756
Series 2020-1A, Class A 1.350%, 05/25/2033 (B)	6,839,000	7,018,334
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3 0.440%, 10/15/2024	5,106,000	5,117,200
Series 2020-C, Class A4 0.570%, 10/15/2025	3,854,000	3,859,962
Tricon American Homes Series 2020-SFR1, Class A 1.499%, 07/17/2038 (B)	19,660,000	19,697,161
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	16,207,000	16,279,162
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (B)	$8,780,000	$8,784,789
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	5,868,000	5,868,321
Verizon Owner Trust Series 2020-B, Class A 0.470%, 02/20/2025	14,199,000	14,210,927
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (B)	4,960,774	5,035,878
Westgate Resorts LLC Series 2020-1A, Class A 2.713%, 03/20/2034 (B)	6,611,896	6,723,914
Westlake Automobile Receivables Trust Series 2019-1A, Class C 3.450%, 03/15/2024 (B)	3,231,000	3,299,975
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	3,631,384	3,071,041
TOTAL ASSET BACKED SECURITIES (Cost $742,108,948)		$758,876,103
COMMON STOCKS – 0.0%
Utilities – 0.0%
Dominion Energy, Inc.	12,915	1,314,221
TOTAL COMMON STOCKS (Cost $1,291,497)		$1,314,221
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
DTE Energy Company, 6.250%	15,402	695,554
NextEra Energy, Inc., 5.279%	120,650	5,631,942
The Southern Company, 6.750%	19,330	899,618
TOTAL PREFERRED SECURITIES (Cost $7,618,288)		$7,227,114
SHORT-TERM INVESTMENTS – 2.2%
U.S. Government Agency – 0.1%
Federal Agricultural Mortgage Corp. Discount Note 0.010%, 10/01/2020 *	$9,201,000	9,201,000
Short-term funds – 0.2%
John Hancock Collateral Trust, 0.2185% (F)(G)	1,421,591	14,229,988
Repurchase agreement – 1.9%
Barclays Tri-Party Repurchase Agreement dated 9-30-20 at 0.060% to be repurchased at $95,935,160 on 10-1-20, collateralized by $94,302,900 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $97,853,946)	$95,935,000	95,935,000
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $43,955,000 on 10-1-20, collateralized by $44,175,200 U.S. Treasury Notes, 1.125% due 2-28-22 (valued at $44,834,131)	43,955,000	43,955,000
		139,890,000
TOTAL SHORT-TERM INVESTMENTS (Cost $163,321,694)		$163,320,988
Total Investments (Select Bond Trust) (Cost $7,178,423,775) – 100.8%		$7,539,011,879
Other assets and liabilities, net – (0.8%)		(57,241,546)
TOTAL NET ASSETS – 100.0%		$7,481,770,333
Security Abbreviations and Legend
CMT	Constant Maturity Treasury

187

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $13,821,179.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,724,707,959 or 23.1% of the fund's net assets as of 9-30-20.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
Select Bond Trust (continued)
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,950	Short	Dec 2020	$(271,594,158)	$(272,085,938)	$(491,780)
						$(491,780)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 93.1%
U.S. Government – 38.8%
U.S. Treasury Inflation Protected Securities 0.625%, 04/15/2023	$1,825,145	$1,908,702
U.S. Treasury Notes
0.125%, 05/31/2022 to 05/15/2023	7,070,000	7,066,937
0.250%, 04/15/2023 to 08/31/2025	10,500,000	10,520,975
1.125%, 02/28/2022	4,950,000	5,018,449
1.375%, 02/15/2023	1,770,000	1,821,302
1.500%, 09/15/2022	4,000,000	4,106,406
1.875%, 04/30/2022 to 07/31/2022	14,215,000	14,655,596
2.000%, 05/31/2024	4,500,000	4,795,840
2.125%, 03/31/2024	2,700,000	2,882,355
2.625%, 06/30/2023	5,485,000	5,856,309
2.750%, 07/31/2023	3,215,000	3,450,222
2.875%, 11/30/2023	13,345,000	14,481,931
		76,565,024
U.S. Government Agency – 54.3%
Federal Agricultural Mortgage Corp. 2.000%, 01/15/2021	4,965,000	4,991,638
Federal Home Loan Bank
1.375%, 02/17/2023	8,000,000	8,223,692
1.875%, 11/29/2021	1,960,000	1,999,077
2.875%, 09/13/2024	5,500,000	6,080,153
Federal Home Loan Mortgage Corp.
0.250%, 09/08/2023	2,000,000	2,001,254
0.375%, 09/23/2025	3,060,000	3,052,119
0.450%, 08/04/2023	3,275,000	3,271,398
0.850%, 07/09/2025	2,000,000	1,997,543
1.500%, 02/12/2025	6,000,000	6,289,589
2.500%, 09/01/2034	3,479,457	3,665,761
3.000%, 07/01/2030 to 12/01/2032	4,250,955	4,489,806
3.431%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	695,846	722,354
3.500%, 04/01/2032	1,708,306	1,842,106
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
7.000%, 04/01/2031 to 04/01/2032	$511	$599
Federal National Mortgage Association
0.375%, 08/25/2025 (B)	5,000,000	4,983,104
0.625%, 04/22/2025	4,000,000	4,053,330
1.375%, 09/06/2022	6,000,000	6,140,357
2.125%, 04/24/2026	1,000,000	1,091,585
2.500%, 10/01/2027 to 09/01/2034	4,276,971	4,498,180
2.625%, 01/11/2022	5,000,000	5,158,944
2.875%, 09/12/2023	7,005,000	7,545,330
3.000%, 03/01/2028 to 09/01/2034	10,937,918	11,593,449
3.500%, 07/01/2031 to 06/01/2034	6,624,091	7,167,580
6.500%, 01/01/2039	404,377	484,159
7.000%, 12/01/2026 to 01/01/2029	1,165	1,329
8.000%, 10/01/2024 to 09/01/2030	957	1,114
Government National Mortgage Association 7.500%, 01/15/2027 to 03/15/2027	227	251
Tennessee Valley Authority 3.875%, 02/15/2021	5,815,000	5,895,224
		107,241,025
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $178,461,015)		$183,806,049
MUNICIPAL BONDS – 4.3%
City of Houston (Texas)
2.110%, 03/01/2025	1,000,000	1,043,290
3.628%, 05/15/2024	1,000,000	1,100,470
City of New York
1.990%, 10/01/2026	1,000,000	1,042,540
3.250%, 03/01/2024	1,000,000	1,076,520
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,043,890

188

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Los Angeles Unified School District (California) 1.540%, 09/15/2025	$1,000,000	$1,025,400
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,080,780
State of California 2.375%, 10/01/2026	1,000,000	1,085,830
TOTAL MUNICIPAL BONDS (Cost $8,133,118)		$8,498,720
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.8%
U.S. Government Agency – 1.8%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.433%, 12/25/2021	20,899,775	210,444
Series K018, Class X1 IO, 1.433%, 01/25/2022	3,861,092	43,005
Series K022, Class X1 IO, 1.311%, 07/25/2022	10,710,797	176,313
Series K026, Class X1 IO, 1.086%, 11/25/2022	5,200,793	84,572
Series K030, Class X1 IO, 0.285%, 04/25/2023	133,396,034	530,383
Series K038, Class X1 IO, 1.275%, 03/25/2024	7,860,187	257,456
Series K718, Class X1 IO, 0.722%, 01/25/2022	18,527,243	94,205
Government National Mortgage Association
Series 2012-114, Class IO, 0.710%, 01/16/2053	1,941,020	63,727
Series 2017-109, Class IO, 0.567%, 04/16/2057	2,469,081	110,047
Series 2017-124, Class IO, 0.675%, 01/16/2059	2,752,510	145,229
Series 2017-140, Class IO, 0.561%, 02/16/2059	1,600,239	80,236
Series 2017-20, Class IO, 0.730%, 12/16/2058	4,243,590	209,780
Series 2017-41, Class IO, 0.742%, 07/16/2058	2,794,695	149,763
Series 2017-46, Class IO, 0.595%, 11/16/2057	2,849,017	141,810
Series 2017-61, Class IO, 0.770%, 05/16/2059	1,941,207	116,001
Series 2017-74, Class IO, 0.715%, 09/16/2058	2,939,722	135,839
Series 2017-89, Class IO, 0.719%, 07/16/2059	3,333,970	200,479
Series 2018-9, Class IO, 0.544%, 01/16/2060	2,417,779	125,248
Series 2020-118, Class IO, 1.080%, 06/16/2062	2,285,057	203,634
Series 2020-119, Class IO, 0.820%, 08/16/2062	1,068,600	86,359
Series 2020-120, Class IO, 0.882%, 05/16/2062	2,401,955	202,866
Series 2020-137, Class IO, 0.911%, 09/16/2062	1,785,000	164,405
		3,531,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,260,390)		$3,531,801
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.0%
John Hancock Collateral Trust, 0.2185% (C)(D)	407,097	$4,075,000
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $1,113,000 on 10-1-20, collateralized by $1,118,600 U.S. Treasury Notes, 1.125% due 2-28-22 (valued at $1,135,285)	$1,113,000	1,113,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,188,000)		$5,188,000
Total Investments (Short Term Government Income Trust) (Cost $196,042,523) – 101.8%		$201,024,570
Other assets and liabilities, net – (1.8%)		(3,466,239)
TOTAL NET ASSETS – 100.0%		$197,558,331
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $3,993,798.
(C)	The rate shown is the annualized seven-day yield as of 9-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 2.3%
Diversified telecommunication services – 0.8%
Alaska Communications Systems Group, Inc.	15,790	$31,580
Anterix, Inc. (A)	2,932	95,906
ATN International, Inc.	2,893	145,055
Bandwidth, Inc., Class A (A)	4,988	870,755
Cincinnati Bell, Inc. (A)	13,032	195,480
Cogent Communications Holdings, Inc.	11,021	661,811
Consolidated Communications Holdings, Inc. (A)	20,136	114,574
Iridium Communications, Inc. (A)	30,523	780,778
Liberty Latin America, Ltd., Class A (A)	15,096	124,542
Liberty Latin America, Ltd., Class C (A)	36,737	299,039
Ooma, Inc. (A)(B)	6,186	80,727
ORBCOMM, Inc. (A)	19,986	67,952
Vonage Holdings Corp. (A)	60,130	615,130
		4,083,329
Entertainment – 0.3%
AMC Entertainment Holdings, Inc., Class A (B)	13,321	62,742
Cinemark Holdings, Inc. (B)	27,727	277,270
Eros STX Global Corp. (A)(B)	37,974	83,923
Glu Mobile, Inc. (A)	37,264	286,001
IMAX Corp. (A)	12,975	155,181
Liberty Media Corp.-Liberty Braves, Class A (A)	3,934	82,142
Liberty Media Corp.-Liberty Braves, Class C (A)	8,450	177,535
LiveXLive Media, Inc. (A)	12,030	31,218

189

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
The Marcus Corp.	6,669	$51,551
		1,207,563
Interactive media and services – 0.3%
CarGurus, Inc. (A)	22,514	486,978
Cars.com, Inc. (A)	17,658	142,677
Eventbrite, Inc., Class A (A)(B)	16,705	181,249
EverQuote, Inc., Class A (A)	3,586	138,563
Liberty TripAdvisor Holdings, Inc., Class A (A)	22,022	38,098
QuinStreet, Inc. (A)	12,482	197,715
TrueCar, Inc. (A)	28,083	140,415
Yelp, Inc. (A)	18,558	372,830
		1,698,525
Media – 0.7%
AMC Networks, Inc., Class A (A)	10,034	247,940
Boston Omaha Corp., Class A (A)	3,406	54,496
Cardlytics, Inc. (A)(B)	6,838	482,558
Central European Media Enterprises, Ltd., Class A (A)	24,293	101,788
comScore, Inc. (A)	17,610	35,924
Daily Journal Corp. (A)(B)	337	81,554
Entercom Communications Corp., Class A	34,609	55,720
Fluent, Inc. (A)	10,970	27,206
Gannett Company, Inc.	39,581	51,455
Gray Television, Inc. (A)	22,581	310,940
Hemisphere Media Group, Inc. (A)	5,616	48,803
iHeartMedia, Inc., Class A (A)(B)	15,384	124,918
Loral Space & Communications, Inc.	3,729	68,241
Meredith Corp.	10,983	144,097
MSG Networks, Inc., Class A (A)(B)	9,958	95,298
National CineMedia, Inc.	18,549	50,361
Scholastic Corp.	7,670	160,993
Sinclair Broadcast Group, Inc., Class A (B)	11,524	221,607
TechTarget, Inc. (A)	6,080	267,277
TEGNA, Inc.	56,567	664,662
The EW Scripps Company, Class A	14,657	167,676
Tribune Publishing Company	4,838	56,411
WideOpenWest, Inc. (A)	14,827	76,952
		3,596,877
Wireless telecommunication services – 0.2%
Boingo Wireless, Inc. (A)	12,218	124,563
Gogo, Inc. (A)	14,676	135,606
Shenandoah Telecommunications Company	12,505	555,660
Spok Holdings, Inc.	6,077	57,792
		873,621
		11,459,915
Consumer discretionary – 13.0%
Auto components – 1.2%
Adient PLC (A)	22,900	396,857
American Axle & Manufacturing Holdings, Inc. (A)	29,168	168,299
Cooper Tire & Rubber Company	12,990	411,783
Cooper-Standard Holdings, Inc. (A)	4,945	65,323
Dana, Inc.	37,459	461,495
Dorman Products, Inc. (A)	6,839	618,109
Fox Factory Holding Corp. (A)	10,616	789,087
Gentherm, Inc. (A)	8,349	341,474
LCI Industries	6,371	677,174
Modine Manufacturing Company (A)	14,280	89,250
Motorcar Parts of America, Inc. (A)	5,374	83,619
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Standard Motor Products, Inc.	5,335	$238,208
Stoneridge, Inc. (A)	7,134	131,052
Tenneco, Inc., Class A (A)	13,076	90,747
The Goodyear Tire & Rubber Company	60,124	461,151
Visteon Corp. (A)	7,165	495,961
Workhorse Group, Inc. (A)(B)	24,440	617,843
XPEL, Inc. (A)	4,296	112,040
		6,249,472
Automobiles – 0.1%
Winnebago Industries, Inc.	8,072	417,080
Distributors – 0.1%
Core-Mark Holding Company, Inc.	11,651	337,063
Funko, Inc., Class A (A)(B)	7,381	42,736
		379,799
Diversified consumer services – 0.6%
Adtalem Global Education, Inc. (A)	13,473	330,627
American Public Education, Inc. (A)	4,032	113,662
Aspen Group, Inc. (A)	5,942	66,372
Carriage Services, Inc.	4,686	104,545
Collectors Universe, Inc.	2,452	121,349
Franchise Group, Inc.	5,716	144,958
Houghton Mifflin Harcourt Company (A)	32,382	56,021
K12, Inc. (A)	10,417	274,384
Laureate Education, Inc., Class A (A)	28,069	372,756
OneSpaWorld Holdings, Ltd.	11,731	76,252
Perdoceo Education Corp. (A)	18,061	221,067
Regis Corp. (A)(B)	6,792	41,703
Strategic Education, Inc.	6,164	563,821
Universal Technical Institute, Inc. (A)	8,597	43,673
Vivint Smart Home, Inc. (A)	19,120	326,570
WW International, Inc. (A)	12,308	232,252
		3,090,012
Hotels, restaurants and leisure – 3.5%
Accel Entertainment, Inc. (A)	11,817	126,560
Biglari Holdings, Inc., Class B (A)	305	27,148
BJ's Restaurants, Inc.	5,605	165,011
Bloomin' Brands, Inc.	22,886	349,469
Boyd Gaming Corp.	20,946	642,833
Brinker International, Inc.	11,666	498,372
Caesars Entertainment, Inc. (A)	36,042	2,020,515
Carrols Restaurant Group, Inc. (A)	9,060	58,437
Century Casinos, Inc. (A)	8,816	48,312
Churchill Downs, Inc.	9,824	1,609,368
Chuy's Holdings, Inc. (A)	4,905	96,040
Cracker Barrel Old Country Store, Inc.	6,149	705,044
Dave & Buster's Entertainment, Inc.	11,633	176,356
Del Taco Restaurants, Inc. (A)	8,138	66,732
Denny's Corp. (A)	15,265	152,650
Dine Brands Global, Inc.	4,079	222,673
El Pollo Loco Holdings, Inc. (A)	5,142	83,300
Everi Holdings, Inc. (A)	21,465	177,086
Fiesta Restaurant Group, Inc. (A)	4,606	43,158
GAN, Ltd. (A)	2,097	35,439
Golden Entertainment, Inc. (A)	4,450	61,544
Hilton Grand Vacations, Inc. (A)	22,091	463,469
International Game Technology PLC	25,829	287,477
Jack in the Box, Inc.	5,892	467,295
Lindblad Expeditions Holdings, Inc. (A)	7,862	66,906
Marriott Vacations Worldwide Corp.	10,468	950,599
Monarch Casino & Resort, Inc. (A)	3,278	146,199
Nathan's Famous, Inc.	908	46,535
Noodles & Company (A)	9,259	63,609
Papa John's International, Inc.	8,497	699,133
Penn National Gaming, Inc. (A)	35,886	2,608,892

190

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
RCI Hospitality Holdings, Inc.	2,713	$55,345
Red Robin Gourmet Burgers, Inc. (A)	3,977	52,337
Red Rock Resorts, Inc., Class A	17,150	293,265
Ruth's Hospitality Group, Inc.	8,637	95,525
Scientific Games Corp. (A)	14,957	522,149
SeaWorld Entertainment, Inc. (A)	13,230	260,896
Shake Shack, Inc., Class A (A)(B)	9,129	588,638
Texas Roadhouse, Inc.	17,031	1,035,314
The Cheesecake Factory, Inc.	11,075	307,221
Twin River Worldwide Holdings, Inc.	4,656	122,313
Wingstop, Inc.	7,698	1,051,932
		17,551,096
Household durables – 2.4%
Beazer Homes USA, Inc. (A)	8,033	106,036
Casper Sleep, Inc. (A)	6,495	46,699
Cavco Industries, Inc. (A)	2,373	427,876
Century Communities, Inc. (A)	7,571	320,480
Ethan Allen Interiors, Inc.	6,225	84,287
GoPro, Inc., Class A (A)	33,257	150,654
Green Brick Partners, Inc. (A)	6,172	99,369
Hamilton Beach Brands Holding Company, Class A	1,731	33,668
Hamilton Beach Brands Holding Company, Class B	1,197	23,282
Helen of Troy, Ltd. (A)	6,551	1,267,750
Hooker Furniture Corp.	3,238	83,638
Installed Building Products, Inc. (A)	5,963	606,735
iRobot Corp. (A)(B)	7,152	542,837
KB Home	22,868	877,903
La-Z-Boy, Inc.	11,544	365,137
LGI Homes, Inc. (A)	5,797	673,437
Lifetime Brands, Inc.	2,996	28,312
M/I Homes, Inc. (A)	7,223	332,619
MDC Holdings, Inc.	13,170	620,307
Meritage Homes Corp. (A)	9,647	1,064,932
Purple Innovation, Inc. (A)	5,646	140,360
Skyline Champion Corp. (A)	13,807	369,613
Sonos, Inc. (A)	20,935	317,793
Taylor Morrison Home Corp. (A)	32,676	803,503
The Lovesac Company (A)(B)	2,562	70,993
TopBuild Corp. (A)	8,591	1,466,398
TRI Pointe Group, Inc. (A)	33,607	609,631
Tupperware Brands Corp. (A)	12,793	257,907
Turtle Beach Corp. (A)	3,920	71,344
Universal Electronics, Inc. (A)	3,517	132,732
VOXX International Corp. (A)	6,295	48,409
		12,044,641
Internet and direct marketing retail – 0.8%
1-800-Flowers.com, Inc., Class A (A)	6,387	159,292
CarParts.com, Inc. (A)(B)	5,417	58,558
Duluth Holdings, Inc., Class B (A)	2,724	33,287
Groupon, Inc. (A)	5,979	121,972
Lands' End, Inc. (A)	2,928	38,152
Liquidity Services, Inc. (A)	8,654	64,559
Magnite, Inc. (A)(B)	28,193	195,800
Overstock.com, Inc. (A)	10,998	799,005
PetMed Express, Inc. (B)	4,998	158,037
Quotient Technology, Inc. (A)	22,374	165,120
Shutterstock, Inc.	5,521	287,313
Stamps.com, Inc. (A)	4,419	1,064,758
Stitch Fix, Inc., Class A (A)(B)	14,624	396,749
The RealReal, Inc. (A)	16,328	236,266
Waitr Holdings, Inc. (A)(B)	22,483	72,395
		3,851,263
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products – 0.6%
Acushnet Holdings Corp.	8,853	$297,549
American Outdoor Brands, Inc. (A)	3,708	48,315
Callaway Golf Company	24,343	465,925
Clarus Corp.	7,232	102,116
Escalade, Inc.	3,276	59,918
Johnson Outdoors, Inc., Class A	1,451	118,822
Malibu Boats, Inc., Class A (A)	5,404	267,822
MasterCraft Boat Holdings, Inc. (A)	5,264	92,067
Nautilus, Inc. (A)	7,837	134,483
Smith & Wesson Brands, Inc.	14,199	220,368
Sturm Ruger & Company, Inc.	4,332	264,945
Vista Outdoor, Inc. (A)	15,245	307,644
YETI Holdings, Inc. (A)	20,580	932,686
		3,312,660
Multiline retail – 0.2%
Big Lots, Inc.	10,201	454,965
Dillard's, Inc., Class A (B)	2,193	80,088
Macy's, Inc. (B)	81,355	463,724
		998,777
Specialty retail – 2.7%
Aaron's, Inc.	17,495	991,092
Abercrombie & Fitch Company, Class A	16,277	226,739
American Eagle Outfitters, Inc.	39,069	578,612
America's Car-Mart, Inc. (A)	1,694	143,787
Asbury Automotive Group, Inc. (A)	4,993	486,568
At Home Group, Inc. (A)	14,092	209,407
Bed Bath & Beyond, Inc. (B)	33,100	495,838
Boot Barn Holdings, Inc. (A)	7,467	210,121
Caleres, Inc.	9,943	95,055
Camping World Holdings, Inc., Class A	8,557	254,571
Chico's FAS, Inc.	35,820	34,835
Citi Trends, Inc.	2,706	67,596
Conn's, Inc. (A)	5,015	53,059
Designer Brands, Inc., Class A	17,502	95,036
GameStop Corp., Class A (A)(B)	15,130	154,326
Genesco, Inc. (A)	3,676	79,181
Group 1 Automotive, Inc.	4,516	399,169
GrowGeneration Corp. (A)	9,150	146,217
Guess?, Inc.	11,129	129,319
Haverty Furniture Companies, Inc.	4,450	93,183
Hibbett Sports, Inc. (A)	4,324	169,587
Hudson, Ltd., Class A (A)	10,418	79,177
Lithia Motors, Inc., Class A	5,791	1,320,001
Lumber Liquidators Holdings, Inc. (A)	7,494	165,243
MarineMax, Inc. (A)	5,340	137,078
Monro, Inc.	8,603	349,024
Murphy USA, Inc. (A)	7,138	915,591
National Vision Holdings, Inc. (A)	20,932	800,440
Rent-A-Center, Inc.	12,555	375,269
RH (A)(B)	4,038	1,545,020
Sally Beauty Holdings, Inc. (A)(B)	29,302	254,634
Shoe Carnival, Inc.	2,491	83,648
Signet Jewelers, Ltd. (B)	13,613	254,563
Sleep Number Corp. (A)	7,059	345,256
Sonic Automotive, Inc., Class A	6,191	248,631
Sportsman's Warehouse Holdings, Inc. (A)	11,051	158,140
The Buckle, Inc. (B)	7,515	153,231
The Cato Corp., Class A	6,673	52,183
The Children's Place, Inc. (B)	3,939	111,671
The Container Store Group, Inc. (A)	4,888	30,354
The Michaels Companies, Inc. (A)(B)	19,434	187,635
The ODP Corp.	13,672	265,920
Tilly's, Inc., Class A	5,322	32,092
Urban Outfitters, Inc. (A)	17,893	372,353

191

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Winmark Corp.	818	$140,843
Zumiez, Inc. (A)	5,491	152,760
		13,644,055
Textiles, apparel and luxury goods – 0.8%
Crocs, Inc. (A)	17,326	740,340
Deckers Outdoor Corp. (A)	7,229	1,590,452
Fossil Group, Inc. (A)	12,236	70,235
G-III Apparel Group, Ltd. (A)	11,403	149,493
Kontoor Brands, Inc.	13,393	324,111
Lakeland Industries, Inc. (A)	2,146	42,491
Movado Group, Inc.	4,768	47,394
Oxford Industries, Inc.	4,222	170,400
Rocky Brands, Inc.	2,145	53,260
Steven Madden, Ltd.	21,255	414,473
Superior Group of Companies, Inc.	2,901	67,390
Unifi, Inc. (A)	4,005	51,424
Vera Bradley, Inc. (A)	5,190	31,711
Wolverine World Wide, Inc.	20,618	532,769
		4,285,943
		65,824,798
Consumer staples – 3.3%
Beverages – 0.3%
Celsius Holdings, Inc. (A)	9,053	205,594
Coca-Cola Consolidated, Inc.	1,227	295,314
Craft Brew Alliance, Inc. (A)	3,431	56,646
MGP Ingredients, Inc.	3,303	131,261
National Beverage Corp. (A)(B)	3,067	208,587
NewAge, Inc. (A)	26,226	45,371
Primo Water Corp.	40,417	573,921
		1,516,694
Food and staples retailing – 0.8%
BJ's Wholesale Club Holdings, Inc. (A)	35,538	1,476,604
HF Foods Group, Inc. (A)(B)	9,993	66,054
Ingles Markets, Inc., Class A	3,973	151,133
Performance Food Group Company (A)	34,044	1,178,603
PriceSmart, Inc.	5,894	391,656
Rite Aid Corp. (A)(B)	14,247	135,204
SpartanNash Company	9,116	149,047
The Andersons, Inc.	8,169	156,600
The Chefs' Warehouse, Inc. (A)	7,607	110,606
United Natural Foods, Inc. (A)	14,003	208,225
Village Super Market, Inc., Class A	2,543	62,583
Weis Markets, Inc.	2,612	125,376
		4,211,691
Food products – 1.5%
Alico, Inc.	1,684	48,196
B&G Foods, Inc. (B)	16,544	459,427
Calavo Growers, Inc.	4,317	286,088
Cal-Maine Foods, Inc. (A)	8,124	311,718
Darling Ingredients, Inc. (A)	41,759	1,504,577
Fresh Del Monte Produce, Inc.	8,041	184,300
Freshpet, Inc. (A)	10,074	1,124,762
Hostess Brands, Inc. (A)	31,793	392,008
J&J Snack Foods Corp.	3,877	505,522
John B. Sanfilippo & Son, Inc.	2,373	178,877
Lancaster Colony Corp.	4,897	875,584
Landec Corp. (A)	7,671	74,562
Limoneira Company	4,963	70,971
Sanderson Farms, Inc.	5,230	616,983
Seneca Foods Corp., Class A (A)	1,977	70,638
The Simply Good Foods Company (A)	22,176	488,981
Tootsie Roll Industries, Inc. (B)	4,312	133,241
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Vital Farms, Inc. (A)	2,309	$93,584
		7,420,019
Household products – 0.2%
Central Garden & Pet Company (A)	3,562	142,231
Central Garden & Pet Company, Class A (A)	9,056	327,284
Oil-Dri Corp. of America	1,775	63,492
WD-40 Company	3,522	666,750
		1,199,757
Personal products – 0.4%
BellRing Brands, Inc., Class A (A)	10,315	213,933
Edgewell Personal Care Company (A)	14,115	393,526
elf Beauty, Inc. (A)	11,392	209,271
Inter Parfums, Inc.	4,606	172,034
Lifevantage Corp. (A)	4,183	50,489
Medifast, Inc.	2,937	482,990
USANA Health Sciences, Inc. (A)	3,035	223,528
Veru, Inc. (A)	15,093	39,544
		1,785,315
Tobacco – 0.1%
Turning Point Brands, Inc. (B)	2,913	81,273
Universal Corp.	6,302	263,928
Vector Group, Ltd.	36,476	353,452
		698,653
		16,832,129
Energy – 1.9%
Energy equipment and services – 0.6%
Archrock, Inc.	33,901	182,387
Aspen Aerogels, Inc. (A)	5,961	65,273
Bristow Group, Inc. (A)	1,585	33,681
Cactus, Inc., Class A	12,377	237,515
ChampionX Corp. (A)	48,110	384,399
DMC Global, Inc. (B)	3,847	126,720
Dril-Quip, Inc. (A)	8,943	221,429
Exterran Corp. (A)	8,276	34,428
Frank's International NV (A)	44,106	67,923
Helix Energy Solutions Group, Inc. (A)	36,355	87,616
Liberty Oilfield Services, Inc., Class A	18,140	144,939
Matrix Service Company (A)	7,945	66,341
Nabors Industries, Ltd. (B)	2,038	49,809
Newpark Resources, Inc. (A)	27,513	28,889
NexTier Oilfield Solutions, Inc. (A)	45,270	83,750
Oceaneering International, Inc. (A)	27,829	97,958
Oil States International, Inc. (A)	17,446	47,628
Patterson-UTI Energy, Inc.	47,715	135,988
ProPetro Holding Corp. (A)	22,202	90,140
RPC, Inc. (A)(B)	16,696	44,077
SEACOR Holdings, Inc. (A)	5,013	145,778
Select Energy Services, Inc., Class A (A)	17,506	67,223
Solaris Oilfield Infrastructure, Inc., Class A	8,757	55,519
Tidewater, Inc. (A)	10,961	73,548
Transocean, Ltd. (A)(B)	150,472	121,416
U.S. Silica Holdings, Inc.	21,419	64,257
		2,758,631
Oil, gas and consumable fuels – 1.3%
Antero Resources Corp. (A)(B)	63,784	175,406
Arch Resources, Inc.	3,949	167,754
Ardmore Shipping Corp.	10,332	36,782
Berry Corp.	20,134	63,825
Bonanza Creek Energy, Inc. (A)	5,069	95,297
Brigham Minerals, Inc., Class A	9,136	81,493
Clean Energy Fuels Corp. (A)	34,430	85,386

192

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
CNX Resources Corp. (A)	48,394	$456,839
Comstock Resources, Inc. (A)	6,126	26,832
CONSOL Energy, Inc. (A)	7,508	33,260
Contango Oil & Gas Company (A)(B)	26,504	35,515
CVR Energy, Inc.	8,206	101,590
Delek US Holdings, Inc.	16,318	181,619
DHT Holdings, Inc.	27,884	143,881
Diamond S Shipping, Inc. (A)	7,513	51,614
Dorian LPG, Ltd. (A)	9,559	76,568
Energy Fuels, Inc. (A)	35,318	59,334
Falcon Minerals Corp.	14,690	35,844
Frontline, Ltd. (B)	30,296	196,924
Golar LNG, Ltd. (A)(B)	23,809	144,164
Green Plains, Inc. (A)	9,053	140,140
Gulfport Energy Corp. (A)	47,988	25,294
International Seaways, Inc.	6,034	88,157
Kosmos Energy, Ltd.	113,056	110,297
Magnolia Oil & Gas Corp., Class A (A)	33,486	173,123
Matador Resources Company (A)	29,112	240,465
Nordic American Tankers, Ltd. (B)	36,507	127,409
Overseas Shipholding Group, Inc., Class A (A)	19,990	42,779
Ovintiv, Inc.	68,344	557,687
Par Pacific Holdings, Inc. (A)	11,374	77,002
PBF Energy, Inc., Class A	25,284	143,866
PDC Energy, Inc. (A)	26,357	326,695
Peabody Energy Corp.	16,367	37,644
Penn Virginia Corp. (A)	4,201	41,380
Range Resources Corp.	56,180	371,912
Renewable Energy Group, Inc. (A)	9,920	529,926
REX American Resources Corp. (A)	1,593	104,517
Scorpio Tankers, Inc.	13,158	145,659
SFL Corp., Ltd.	25,108	188,059
SM Energy Company	31,837	50,621
Southwestern Energy Company (A)	154,398	362,835
Tellurian, Inc. (A)(B)	45,508	36,261
Uranium Energy Corp. (A)(B)	55,741	55,563
W&T Offshore, Inc. (A)(B)	28,325	50,985
World Fuel Services Corp.	16,263	344,613
		6,622,816
		9,381,447
Financials – 14.3%
Banks – 6.9%
1st Source Corp.	4,126	127,246
ACNB Corp.	2,748	57,158
Allegiance Bancshares, Inc.	5,190	121,290
Altabancorp	4,529	91,123
Amalgamated Bank, Class A	3,986	42,172
Amerant Bancorp, Inc. (A)	6,349	59,109
American National Bankshares, Inc.	2,537	53,074
Ameris Bancorp	17,301	394,117
Ames National Corp.	3,065	51,768
Arrow Financial Corp.	3,715	93,215
Atlantic Capital Bancshares, Inc. (A)	6,397	72,606
Atlantic Union Bankshares Corp.	20,292	433,640
Banc of California, Inc.	12,356	125,043
BancFirst Corp.	4,867	198,768
BancorpSouth Bank	25,516	494,500
Bank First Corp. (B)	1,733	101,727
Bank of Commerce Holdings	6,130	42,726
Bank of Marin Bancorp	3,728	107,963
BankUnited, Inc.	23,696	519,179
Banner Corp.	9,044	291,759
Bar Harbor Bankshares	4,467	91,797
BayCom Corp. (A)	4,023	41,437
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	5,245	$41,960
Berkshire Hills Bancorp, Inc.	12,528	126,658
Boston Private Financial Holdings, Inc.	22,507	124,239
Bridge Bancorp, Inc.	4,626	80,631
Brookline Bancorp, Inc.	21,375	184,787
Bryn Mawr Bank Corp.	5,356	133,204
Business First Bancshares, Inc. (B)	4,470	67,050
Byline Bancorp, Inc.	6,882	77,629
C&F Financial Corp.	1,220	36,234
Cadence BanCorp	32,334	277,749
Cambridge Bancorp	1,865	99,143
Camden National Corp.	4,001	120,930
Capital City Bank Group, Inc.	4,109	77,208
Capstar Financial Holdings, Inc.	5,500	53,955
Carter Bank & Trust	7,076	47,055
Cathay General Bancorp	19,478	422,283
CBTX, Inc.	4,952	80,916
Central Pacific Financial Corp.	7,702	104,516
Central Valley Community Bancorp	3,962	48,931
Century Bancorp, Inc., Class A	879	57,785
ChoiceOne Financial Services, Inc.	2,430	63,229
CIT Group, Inc.	25,672	454,651
Citizens & Northern Corp.	3,629	58,935
City Holding Company	3,968	228,596
Civista Bancshares, Inc.	5,006	62,675
CNB Financial Corp.	4,552	67,688
Codorus Valley Bancorp, Inc.	2,978	39,012
Columbia Banking System, Inc.	18,616	443,992
Community Bank System, Inc.	13,460	733,032
Community Bankers Trust Corp.	8,594	43,658
Community Trust Bancorp, Inc.	4,033	113,973
ConnectOne Bancorp, Inc.	10,115	142,318
CrossFirst Bankshares, Inc. (A)	13,473	117,080
Customers Bancorp, Inc. (A)	7,828	87,674
CVB Financial Corp.	33,221	552,465
Dime Community Bancshares, Inc.	8,182	92,538
Eagle Bancorp Montana, Inc.	2,556	45,037
Eagle Bancorp, Inc.	8,675	232,403
Enterprise Financial Services Corp.	6,340	172,892
Equity Bancshares, Inc., Class A (A)	4,401	68,216
Farmers & Merchants Bancorp, Inc.	2,419	48,404
Farmers National Banc Corp.	7,779	84,947
FB Financial Corp.	7,977	200,382
Fidelity D&D Bancorp, Inc. (B)	1,319	64,248
Financial Institutions, Inc.	4,799	73,905
First Bancorp (North Carolina)	7,677	160,680
First Bancorp (Puerto Rico)	56,156	293,134
First Bank	5,475	33,945
First Busey Corp.	13,063	207,571
First Business Financial Services, Inc.	2,976	42,527
First Capital, Inc. (B)	1,021	57,227
First Choice Bancorp	3,421	45,465
First Commonwealth Financial Corp.	24,887	192,625
First Community Bankshares, Inc.	4,935	89,077
First Community Corp.	3,076	41,926
First Financial Bancorp	25,324	304,015
First Financial Bankshares, Inc.	33,272	928,622
First Financial Corp.	3,578	112,349
First Foundation, Inc.	10,642	139,091
First Internet Bancorp	3,068	45,192
First Interstate BancSystem, Inc., Class A	10,945	348,598
First Merchants Corp.	13,923	322,457
First Mid Bancshares, Inc.	4,058	101,247
First Midwest Bancorp, Inc.	29,740	320,597

193

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Flushing Financial Corp.	7,730	$81,320
FNCB Bancorp, Inc.	6,281	33,415
Fulton Financial Corp.	41,162	384,041
FVCBankcorp, Inc. (A)	4,389	43,890
German American Bancorp, Inc.	6,391	173,452
Glacier Bancorp, Inc.	24,674	790,802
Great Southern Bancorp, Inc.	2,911	105,436
Great Western Bancorp, Inc.	14,549	181,135
Guaranty Bancshares, Inc.	2,321	57,770
Hancock Whitney Corp.	22,504	423,300
Hanmi Financial Corp.	8,947	73,455
HarborOne Bancorp, Inc.	14,880	120,082
HBT Financial, Inc.	2,995	33,604
Heartland Financial USA, Inc.	9,035	271,005
Heritage Commerce Corp.	16,225	107,977
Heritage Financial Corp.	9,606	176,654
Hilltop Holdings, Inc.	18,629	383,385
Home BancShares, Inc.	39,589	600,169
HomeTrust Bancshares, Inc.	4,942	67,112
Hope Bancorp, Inc.	30,420	230,736
Horizon Bancorp, Inc.	11,805	119,112
Howard Bancorp, Inc. (A)	4,785	42,969
Independent Bank Corp. (Massachusetts)	8,484	444,392
Independent Bank Corp. (Michigan)	6,324	79,493
Independent Bank Group, Inc.	9,647	426,204
International Bancshares Corp.	13,777	359,029
Investar Holding Corp.	3,430	43,973
Investors Bancorp, Inc.	58,987	428,246
Lakeland Bancorp, Inc.	13,337	132,703
Lakeland Financial Corp.	6,279	258,695
LCNB Corp.	4,197	57,289
Live Oak Bancshares, Inc.	7,445	188,582
Macatawa Bank Corp.	9,219	60,200
Mercantile Bank Corp.	4,558	82,135
Metrocity Bankshares, Inc.	5,088	67,009
Metropolitan Bank Holding Corp. (A)	2,146	60,088
Mid Penn Bancorp, Inc.	2,496	43,206
Middlefield Banc Corp.	2,220	42,846
Midland States Bancorp, Inc.	6,221	79,940
MidWestOne Financial Group, Inc.	4,363	77,967
MVB Financial Corp.	2,831	45,211
National Bank Holdings Corp., Class A	7,707	202,309
National Bankshares, Inc.	2,153	54,535
NBT Bancorp, Inc.	11,255	301,859
Nicolet Bankshares, Inc. (A)	2,478	135,324
Northeast Bank	2,823	51,943
Northrim BanCorp, Inc.	2,246	57,251
Norwood Financial Corp.	1,939	47,156
OceanFirst Financial Corp.	15,728	215,316
OFG Bancorp	13,813	172,110
Old National Bancorp	42,021	527,784
Old Second Bancorp, Inc.	9,514	71,307
Origin Bancorp, Inc.	6,141	131,172
Orrstown Financial Services, Inc.	3,945	50,496
Pacific Premier Bancorp, Inc.	21,045	423,846
Park National Corp. (B)	3,737	306,285
Parke Bancorp, Inc.	3,784	45,181
PCB Bancorp	4,805	42,236
Peapack-Gladstone Financial Corp.	5,318	80,568
Penns Woods Bancorp, Inc.	2,268	45,020
Peoples Bancorp, Inc.	5,084	97,054
Peoples Financial Services Corp.	2,003	69,624
Preferred Bank	3,727	119,711
Premier Financial Bancorp, Inc.	4,639	50,101
QCR Holdings, Inc.	4,093	112,189
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
RBB Bancorp	5,142	$58,310
Red River Bancshares, Inc.	1,518	65,274
Reliant Bancorp, Inc.	4,786	69,397
Renasant Corp.	14,194	322,488
Republic Bancorp, Inc., Class A	2,531	71,273
Richmond Mutual Bancorporation, Inc.	4,349	46,012
S&T Bancorp, Inc.	10,179	180,067
Sandy Spring Bancorp, Inc.	12,035	277,768
Seacoast Banking Corp. of Florida (A)	13,748	247,876
Select Bancorp, Inc. (A)	6,122	44,017
ServisFirst Bancshares, Inc.	12,659	430,786
Shore Bancshares, Inc.	4,728	51,913
Sierra Bancorp	4,411	74,061
Silvergate Capital Corp., Class A (A)	4,549	65,506
Simmons First National Corp., Class A	27,938	442,957
SmartFinancial, Inc.	3,860	52,457
South State Corp.	18,100	871,515
Southern First Bancshares, Inc. (A)	2,436	58,829
Southern National Bancorp of Virginia, Inc.	6,433	55,838
Southside Bancshares, Inc.	8,043	196,490
Spirit of Texas Bancshares, Inc. (A)	4,381	48,892
Stock Yards Bancorp, Inc.	5,404	183,952
Summit Financial Group, Inc.	3,318	49,140
Texas Capital Bancshares, Inc. (A)	13,196	410,791
The Bancorp, Inc. (A)	14,274	123,327
The Bank of NT Butterfield & Son, Ltd.	13,035	290,420
The First Bancorp, Inc.	3,509	73,970
The First Bancshares, Inc.	5,720	119,948
The First of Long Island Corp.	6,456	95,613
Tompkins Financial Corp.	3,677	208,890
Towne Bank	17,066	279,882
TriCo Bancshares	6,862	168,050
TriState Capital Holdings, Inc. (A)	7,739	102,464
Triumph Bancorp, Inc. (A)	6,040	188,086
Trustmark Corp.	16,319	349,390
UMB Financial Corp.	11,201	548,961
United Bankshares, Inc.	31,939	685,730
United Community Banks, Inc.	20,298	343,645
Univest Financial Corp.	7,841	112,675
Valley National Bancorp	103,123	706,393
Veritex Holdings, Inc.	12,375	210,746
Washington Trust Bancorp, Inc.	4,568	140,055
WesBanco, Inc.	16,953	362,116
West Bancorporation, Inc.	4,939	78,234
Westamerica Bancorporation	6,669	362,460
		34,767,645
Capital markets – 1.4%
Artisan Partners Asset Management, Inc., Class A	14,337	559,000
Assetmark Financial Holdings, Inc. (A)	4,557	99,069
B. Riley Financial, Inc.	5,004	125,400
BGC Partners, Inc., Class A	79,219	190,126
Blucora, Inc. (A)	13,398	126,209
Brightsphere Investment Group, Inc.	15,939	205,613
Cohen & Steers, Inc.	6,380	355,621
Cowen, Inc., Class A	6,879	111,921
Diamond Hill Investment Group, Inc.	909	114,825
Donnelley Financial Solutions, Inc. (A)	7,822	104,502
Ellington Financial, Inc.	10,618	130,177
Federated Hermes, Inc.	25,104	539,987
Focus Financial Partners, Inc., Class A (A)	8,287	271,731
Greenhill & Company, Inc.	4,482	50,871
Hamilton Lane, Inc., Class A	7,478	483,004

194

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Houlihan Lokey, Inc.	12,766	$753,832
Moelis & Company, Class A	13,795	484,756
Oppenheimer Holdings, Inc., Class A	2,813	62,786
Piper Sandler Companies	4,516	329,668
PJT Partners, Inc., Class A	6,113	370,509
Safeguard Scientifics, Inc.	6,736	36,913
Sculptor Capital Management, Inc.	5,331	62,586
Silvercrest Asset Management Group, Inc., Class A	3,390	35,459
Stifel Financial Corp.	17,274	873,373
StoneX Group, Inc. (A)	4,246	217,225
Virtus Investment Partners, Inc.	1,918	265,931
Waddell & Reed Financial, Inc., Class A (B)	16,612	246,688
WisdomTree Investments, Inc.	37,515	120,048
		7,327,830
Consumer finance – 0.7%
Curo Group Holdings Corp.	5,228	36,857
Encore Capital Group, Inc. (A)	8,066	311,267
Enova International, Inc. (A)	7,456	122,204
EZCORP, Inc., Class A (A)	13,627	68,544
FirstCash, Inc.	10,572	604,824
Green Dot Corp., Class A (A)	13,250	670,583
LendingClub Corp. (A)	19,462	91,666
Navient Corp.	49,541	418,621
Nelnet, Inc., Class A	4,448	267,992
Oportun Financial Corp. (A)	5,538	65,293
PRA Group, Inc. (A)	11,754	469,572
Regional Management Corp. (A)	2,582	43,016
World Acceptance Corp. (A)(B)	1,245	131,410
		3,301,849
Diversified financial services – 0.2%
Alerus Financial Corp.	4,558	89,337
A-Mark Precious Metals, Inc.	1,169	39,419
Banco Latinoamericano de Comercio Exterior SA, Class E	8,236	100,067
BBX Capital Corp.	3,851	51,565
Cannae Holdings, Inc. (A)	22,290	830,525
NewStar Financial, Inc. (A)(C)	8,978	912
		1,111,825
Insurance – 2.3%
Ambac Financial Group, Inc. (A)	12,494	159,548
American Equity Investment Life Holding Company	23,514	517,073
AMERISAFE, Inc.	4,971	285,137
Argo Group International Holdings, Ltd.	8,510	292,999
BRP Group, Inc., Class A (A)	8,572	213,529
Citizens, Inc. (A)(B)	13,973	77,410
CNO Financial Group, Inc.	36,634	587,609
Crawford & Company, Class A	5,315	34,760
Donegal Group, Inc., Class A	3,248	45,699
eHealth, Inc. (A)	6,637	524,323
Employers Holdings, Inc.	7,518	227,420
Enstar Group, Ltd. (A)	3,093	499,520
FBL Financial Group, Inc., Class A	2,537	122,283
Genworth Financial, Inc., Class A (A)	131,261	439,724
Goosehead Insurance, Inc., Class A	3,389	293,454
Greenlight Capital Re, Ltd., Class A (A)	9,216	62,024
HCI Group, Inc.	1,662	81,920
Heritage Insurance Holdings, Inc.	6,925	70,081
Horace Mann Educators Corp.	10,773	359,818
Independence Holding Company	1,346	50,758
Investors Title Company	408	53,064
James River Group Holdings, Ltd.	7,712	343,415
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Kinsale Capital Group, Inc.	5,499	$1,045,800
MBIA, Inc. (A)	14,763	89,464
National General Holdings Corp.	17,733	598,489
National Western Life Group, Inc., Class A	662	120,994
NI Holdings, Inc. (A)	2,932	49,521
Palomar Holdings, Inc. (A)	5,216	543,716
ProAssurance Corp.	14,168	221,588
Protective Insurance Corp., Class B	3,049	40,033
RLI Corp.	10,243	857,646
Safety Insurance Group, Inc.	3,796	262,266
Selective Insurance Group, Inc.	15,280	786,767
Selectquote, Inc. (A)	7,829	158,537
State Auto Financial Corp.	4,975	68,456
Stewart Information Services Corp.	6,286	274,887
Third Point Reinsurance, Ltd. (A)	22,173	154,102
Tiptree, Inc.	8,104	40,115
Trupanion, Inc. (A)(B)	7,779	613,763
United Fire Group, Inc.	5,779	117,429
United Insurance Holdings Corp.	6,157	37,311
Universal Insurance Holdings, Inc.	7,595	105,115
Watford Holdings, Ltd. (A)	4,594	105,386
		11,632,953
Mortgage real estate investment trusts – 1.2%
Anworth Mortgage Asset Corp.	29,895	49,028
Apollo Commercial Real Estate Finance, Inc.	38,635	348,101
Arbor Realty Trust, Inc. (B)	27,092	310,745
Ares Commercial Real Estate Corp.	8,888	81,236
ARMOUR Residential REIT, Inc.	16,754	159,331
Blackstone Mortgage Trust, Inc., Class A	35,553	781,099
Broadmark Realty Capital, Inc.	33,103	326,396
Capstead Mortgage Corp.	24,943	140,180
Cherry Hill Mortgage Investment Corp.	4,816	43,248
Chimera Investment Corp.	49,705	407,581
Colony Credit Real Estate, Inc.	23,283	114,320
Dynex Capital, Inc.	5,934	90,256
Granite Point Mortgage Trust, Inc.	15,187	107,676
Great Ajax Corp.	6,176	51,199
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,857	797,085
Invesco Mortgage Capital, Inc. (B)	48,948	132,649
KKR Real Estate Finance Trust, Inc.	7,114	117,594
Ladder Capital Corp.	27,488	195,715
MFA Financial, Inc.	118,396	317,301
New York Mortgage Trust, Inc.	99,341	253,320
Orchid Island Capital, Inc. (B)	19,271	96,548
PennyMac Mortgage Investment Trust	25,787	414,397
Ready Capital Corp.	10,231	114,587
Redwood Trust, Inc.	30,368	228,367
TPG RE Finance Trust, Inc.	15,475	130,919
Two Harbors Investment Corp.	71,285	362,841
		6,171,719
Thrifts and mortgage finance – 1.6%
Axos Financial, Inc. (A)	14,959	348,694
Bridgewater Bancshares, Inc. (A)	6,972	66,164
Capitol Federal Financial, Inc.	33,870	313,806
Columbia Financial, Inc. (A)	12,577	139,605
ESSA Bancorp, Inc.	3,420	42,169
Essent Group, Ltd.	28,601	1,058,523
Federal Agricultural Mortgage Corp., Class C	2,446	155,712
Flagstar Bancorp, Inc.	10,032	297,248
FS Bancorp, Inc.	1,394	57,154
Home Bancorp, Inc.	2,619	63,249

195

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
HomeStreet, Inc.	6,024	$155,178
Kearny Financial Corp.	21,182	152,722
Luther Burbank Corp.	4,928	41,149
Merchants Bancorp	2,490	49,078
Meridian Bancorp, Inc.	13,188	136,496
Meta Financial Group, Inc.	8,677	166,772
MMA Capital Holdings, Inc. (A)	1,602	36,061
Mr. Cooper Group, Inc. (A)	19,901	444,190
NMI Holdings, Inc., Class A (A)	20,942	372,768
Northfield Bancorp, Inc.	12,821	116,928
Northwest Bancshares, Inc.	30,308	278,834
PCSB Financial Corp.	5,195	62,704
PennyMac Financial Services, Inc.	10,987	638,564
Premier Financial Corp.	10,445	162,681
Provident Financial Services, Inc.	18,654	227,579
Radian Group, Inc.	49,473	722,801
Riverview Bancorp, Inc.	7,745	32,142
Southern Missouri Bancorp, Inc.	2,600	61,308
Territorial Bancorp, Inc.	2,612	52,841
The Hingham Institution for Savings	407	74,888
Timberland Bancorp, Inc.	2,758	49,644
TrustCo Bank Corp.	26,735	139,557
Walker & Dunlop, Inc.	7,366	390,398
Washington Federal, Inc.	19,472	406,186
Waterstone Financial, Inc.	6,151	95,279
Western New England Bancorp, Inc.	8,109	45,654
WSFS Financial Corp.	13,003	350,691
		8,005,417
		72,319,238
Health care – 20.8%
Biotechnology – 10.8%
89bio, Inc. (A)	1,669	42,827
Abeona Therapeutics, Inc. (A)	17,942	18,301
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	51,691
ADMA Biologics, Inc. (A)(B)	17,978	42,967
Aduro Biotech, Inc. (A)	20,054	48,731
Adverum Biotechnologies, Inc. (A)	22,551	232,275
Aeglea BioTherapeutics, Inc. (A)	11,921	84,520
Affimed NV (A)	20,903	70,861
Agenus, Inc. (A)	38,719	154,876
Aimmune Therapeutics, Inc. (A)(B)	12,172	419,325
Akcea Therapeutics, Inc. (A)(B)	4,734	85,875
Akebia Therapeutics, Inc. (A)	35,651	89,484
Akero Therapeutics, Inc. (A)	3,446	106,102
Akouos, Inc. (A)	3,687	84,322
Albireo Pharma, Inc. (A)	3,597	120,032
Alder Biopharmaceuticals, Inc. (A)(B)(C)	20,275	30,398
Alector, Inc. (A)(B)	12,652	133,289
Allakos, Inc. (A)(B)	6,350	517,208
Allogene Therapeutics, Inc. (A)(B)	13,917	524,810
Allovir, Inc. (A)	4,578	125,895
ALX Oncology Holdings, Inc. (A)	2,416	91,180
Amicus Therapeutics, Inc. (A)	66,352	936,890
AnaptysBio, Inc. (A)	6,016	88,736
Anavex Life Sciences Corp. (A)(B)	14,889	67,745
Anika Therapeutics, Inc. (A)	3,889	137,632
Annexon, Inc. (A)	3,761	113,695
Apellis Pharmaceuticals, Inc. (A)	15,754	475,298
Applied Genetic Technologies Corp. (A)	7,008	34,059
Applied Molecular Transport, Inc. (A)	3,162	100,615
Applied Therapeutics, Inc. (A)(B)	3,661	76,002
Aprea Therapeutics, Inc. (A)	2,013	48,433
Arcturus Therapeutics Holdings, Inc. (A)	4,151	178,078
Arcus Biosciences, Inc. (A)	10,832	185,660
Arcutis Biotherapeutics, Inc. (A)	4,632	135,718
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ardelyx, Inc. (A)	20,498	$107,615
Arena Pharmaceuticals, Inc. (A)	15,167	1,134,340
Arrowhead Pharmaceuticals, Inc. (A)	26,134	1,125,330
Assembly Biosciences, Inc. (A)	8,546	140,496
Atara Biotherapeutics, Inc. (A)	18,821	243,920
Athenex, Inc. (A)	16,410	198,561
Athersys, Inc. (A)(B)	48,114	93,822
Atreca, Inc., Class A (A)(B)	7,282	101,730
AVEO Pharmaceuticals, Inc. (A)	5,849	34,743
Avid Bioservices, Inc. (A)	16,005	121,958
Avidity Biosciences, Inc. (A)	4,243	119,440
Avrobio, Inc. (A)	8,530	111,061
Beam Therapeutics, Inc. (A)(B)	9,116	224,436
Beyondspring, Inc. (A)	3,991	53,120
BioCryst Pharmaceuticals, Inc. (A)	45,651	156,811
Biohaven Pharmaceutical Holding Company, Ltd. (A)	12,559	816,461
BioSpecifics Technologies Corp. (A)	1,765	93,245
Bioxcel Therapeutics, Inc. (A)(B)	3,131	135,760
Black Diamond Therapeutics, Inc. (A)(B)	4,615	139,511
Blueprint Medicines Corp. (A)	14,416	1,336,363
BrainStorm Cell Therapeutics, Inc. (A)(B)	7,783	131,688
Bridgebio Pharma, Inc. (A)(B)	19,026	713,856
Cabaletta Bio, Inc. (A)	4,052	43,924
Calithera Biosciences, Inc. (A)	18,621	64,242
CareDx, Inc. (A)	12,330	467,800
Castle Biosciences, Inc. (A)	3,032	155,996
Catabasis Pharmaceuticals, Inc. (A)	5,862	36,286
Catalyst Pharmaceuticals, Inc. (A)	27,072	80,404
Cellular Biomedicine Group, Inc. (A)	3,774	69,215
CEL-SCI Corp. (A)(B)	9,033	115,171
Checkpoint Therapeutics, Inc. (A)	12,191	32,672
ChemoCentryx, Inc. (A)	12,849	704,125
Chimerix, Inc. (A)	15,044	37,460
Cidara Therapeutics, Inc. (A)(B)	10,711	30,526
Clovis Oncology, Inc. (A)(B)	21,605	125,957
Coherus Biosciences, Inc. (A)(B)	15,129	277,466
Concert Pharmaceuticals, Inc. (A)	8,317	81,673
Constellation Pharmaceuticals, Inc. (A)	8,002	162,121
ContraFect Corp. (A)	6,710	35,429
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	18,535	33,363
Cortexyme, Inc. (A)	4,127	206,350
Crinetics Pharmaceuticals, Inc. (A)	7,551	118,324
Cue Biopharma, Inc. (A)	7,637	114,937
Cyclerion Therapeutics, Inc. (A)(B)	6,554	39,848
Cytokinetics, Inc. (A)	17,143	371,146
CytomX Therapeutics, Inc. (A)	12,690	84,389
Deciphera Pharmaceuticals, Inc. (A)	9,781	501,765
Denali Therapeutics, Inc. (A)	16,447	589,296
Dicerna Pharmaceuticals, Inc. (A)	17,085	307,359
Dyadic International, Inc. (A)	6,046	45,768
Dynavax Technologies Corp. (A)(B)	27,517	118,873
Eagle Pharmaceuticals, Inc. (A)	3,032	128,799
Editas Medicine, Inc. (A)(B)	16,188	454,235
Eidos Therapeutics, Inc. (A)	2,996	151,388
Eiger BioPharmaceuticals, Inc. (A)	6,825	55,556
Emergent BioSolutions, Inc. (A)	11,606	1,199,248
Enanta Pharmaceuticals, Inc. (A)	5,021	229,861
Epizyme, Inc. (A)	23,507	280,439
Esperion Therapeutics, Inc. (A)(B)	6,807	253,016
Exicure, Inc. (A)	17,857	31,250
Fate Therapeutics, Inc. (A)(B)	18,503	739,565
Fennec Pharmaceuticals, Inc. (A)(B)	6,821	41,335

196

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
FibroGen, Inc. (A)	21,949	$902,543
Flexion Therapeutics, Inc. (A)(B)	11,310	117,737
Forma Therapeutics Holdings, Inc. (A)	4,109	204,793
Fortress Biotech, Inc. (A)	17,787	71,859
Frequency Therapeutics, Inc. (A)(B)	6,677	128,265
G1 Therapeutics, Inc. (A)(B)	9,419	108,789
Galectin Therapeutics, Inc. (A)(B)	12,693	33,890
Generation Bio Company (A)	3,124	96,563
Geron Corp. (A)(B)	74,057	128,859
GlycoMimetics, Inc. (A)	10,103	31,016
Gossamer Bio, Inc. (A)(B)	14,565	180,752
Halozyme Therapeutics, Inc. (A)	35,398	930,259
Harpoon Therapeutics, Inc. (A)	3,046	51,752
Heron Therapeutics, Inc. (A)	23,058	341,720
Homology Medicines, Inc. (A)	9,456	101,179
Hookipa Pharma, Inc. (A)(B)	3,942	37,331
iBio, Inc. (A)(B)	15,337	31,134
Ideaya Biosciences, Inc. (A)	4,382	55,038
IGM Biosciences, Inc. (A)	1,954	144,225
ImmunoGen, Inc. (A)	47,390	170,604
Immunovant, Inc. (A)	8,998	316,640
Inovio Pharmaceuticals, Inc. (A)(B)	40,709	472,224
Inozyme Pharma, Inc. (A)	2,072	54,473
Insmed, Inc. (A)	26,414	848,946
Intellia Therapeutics, Inc. (A)(B)	12,880	256,054
Intercept Pharmaceuticals, Inc. (A)	6,831	283,213
Invitae Corp. (A)(B)	30,043	1,302,364
Ironwood Pharmaceuticals, Inc. (A)	42,014	377,916
iTeos Therapeutics, Inc. (A)	2,733	67,423
IVERIC bio, Inc. (A)	20,949	118,152
Jounce Therapeutics, Inc. (A)	5,192	42,367
Kadmon Holdings, Inc. (A)	44,403	174,060
KalVista Pharmaceuticals, Inc. (A)	4,136	52,072
Karuna Therapeutics, Inc. (A)	4,227	326,832
Karyopharm Therapeutics, Inc. (A)	18,456	269,458
Keros Therapeutics, Inc. (A)	1,949	75,173
Kezar Life Sciences, Inc. (A)	7,901	38,241
Kindred Biosciences, Inc. (A)	11,791	50,583
Kiniksa Pharmaceuticals, Ltd., Class A (A)	6,854	105,003
Kodiak Sciences, Inc. (A)	7,565	447,924
Krystal Biotech, Inc. (A)	3,507	150,976
Kura Oncology, Inc. (A)	13,883	425,375
Ligand Pharmaceuticals, Inc. (A)(B)	3,774	359,738
MacroGenics, Inc. (A)	13,662	344,146
Madrigal Pharmaceuticals, Inc. (A)	2,302	273,316
Magenta Therapeutics, Inc. (A)(B)	5,190	35,292
MannKind Corp. (A)	61,057	114,787
MediciNova, Inc. (A)(B)	12,539	65,704
MEI Pharma, Inc. (A)	29,182	91,048
MeiraGTx Holdings PLC (A)	5,872	77,745
Mersana Therapeutics, Inc. (A)	13,842	257,738
Minerva Neurosciences, Inc. (A)(B)	10,120	32,182
Mirati Therapeutics, Inc. (A)	9,766	1,621,644
Molecular Templates, Inc. (A)	6,792	74,169
Momenta Pharmaceuticals, Inc. (A)	30,689	1,610,559
Morphic Holding, Inc. (A)(B)	3,829	104,685
Mustang Bio, Inc. (A)(B)	7,986	25,156
Myriad Genetics, Inc. (A)	18,754	244,552
NantKwest, Inc. (A)(B)	8,035	55,723
Natera, Inc. (A)	18,438	1,331,961
Neoleukin Therapeutics, Inc. (A)	8,372	100,464
Neubase Therapeutics, Inc. (A)	5,356	40,652
NextCure, Inc. (A)(B)	4,500	39,600
Nkarta, Inc. (A)	4,174	125,470
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Novavax, Inc. (A)(B)	16,006	$1,734,250
Nurix Therapeutics, Inc. (A)	2,835	98,970
Nymox Pharmaceutical Corp. (A)	12,055	29,655
Oncocyte Corp. (A)(B)	19,520	27,133
OPKO Health, Inc. (A)(B)	104,082	384,063
ORIC Pharmaceuticals, Inc. (A)	2,435	60,899
Ovid therapeutics, Inc. (A)	12,232	70,212
Passage Bio, Inc. (A)(B)	3,762	49,320
PDL BioPharma, Inc. (A)	32,793	103,298
Pfenex, Inc. (A)	9,241	117,823
Pieris Pharmaceuticals, Inc. (A)	15,213	31,491
Poseida Therapeutics, Inc. (A)	3,530	31,311
Precigen, Inc. (A)(B)	18,940	66,290
Precision BioSciences, Inc. (A)	12,826	79,008
Prevail Therapeutics, Inc. (A)	4,130	42,043
Protagonist Therapeutics, Inc. (A)	7,850	153,468
Prothena Corp. PLC (A)	8,759	87,502
PTC Therapeutics, Inc. (A)	16,122	753,704
Puma Biotechnology, Inc. (A)	8,584	86,613
Radius Health, Inc. (A)	12,569	142,532
RAPT Therapeutics, Inc. (A)	3,087	99,401
REGENXBIO, Inc. (A)	8,972	246,909
Relay Therapeutics, Inc. (A)	8,288	352,986
Replimune Group, Inc. (A)	5,362	123,433
Retrophin, Inc. (A)	12,450	229,827
REVOLUTION Medicines, Inc. (A)	9,840	342,432
Rhythm Pharmaceuticals, Inc. (A)	8,868	192,170
Rigel Pharmaceuticals, Inc. (A)	45,286	108,686
Rocket Pharmaceuticals, Inc. (A)(B)	8,944	204,460
Rubius Therapeutics, Inc. (A)	10,719	53,702
Sangamo Therapeutics, Inc. (A)	30,298	286,316
Scholar Rock Holding Corp. (A)	6,352	112,367
Selecta Biosciences, Inc. (A)	19,945	49,464
Seres Therapeutics, Inc. (A)	13,788	390,338
Soleno Therapeutics, Inc. (A)	16,265	40,825
Sorrento Therapeutics, Inc. (A)(B)	57,511	641,248
Spectrum Pharmaceuticals, Inc. (A)	37,373	152,482
Spero Therapeutics, Inc. (A)	4,379	48,870
SpringWorks Therapeutics, Inc. (A)	5,640	268,859
Stemline Therapeutics, Inc. (A)(C)	12,819	4,230
Stoke Therapeutics, Inc. (A)(B)	3,147	105,393
Sutro Biopharma, Inc. (A)(B)	6,700	67,335
Syndax Pharmaceuticals, Inc. (A)	7,518	110,966
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Syros Pharmaceuticals, Inc. (A)	11,663	103,101
TCR2 Therapeutics, Inc. (A)	6,605	134,214
TG Therapeutics, Inc. (A)(B)	28,790	770,420
Translate Bio, Inc. (A)(B)	17,622	239,835
Turning Point Therapeutics, Inc. (A)	8,826	771,039
Twist Bioscience Corp. (A)	8,450	641,947
Ultragenyx Pharmaceutical, Inc. (A)(B)	14,983	1,231,453
UNITY Biotechnology, Inc. (A)(B)	9,603	33,226
UroGen Pharma, Ltd. (A)(B)	5,452	105,169
Vanda Pharmaceuticals, Inc. (A)	14,714	142,137
Vaxart, Inc. (A)	13,680	90,972
Vaxcyte, Inc. (A)	4,705	232,333
VBI Vaccines, Inc. (A)	44,951	128,560
Veracyte, Inc. (A)	14,720	478,253
Verastem, Inc. (A)(B)	46,272	55,989
Vericel Corp. (A)	11,830	219,210
Viela Bio, Inc. (A)(B)	5,475	153,738
Viking Therapeutics, Inc. (A)(B)	18,192	105,877
Vir Biotechnology, Inc. (A)(B)	13,847	475,368
Voyager Therapeutics, Inc. (A)	7,354	78,467
X4 Pharmaceuticals, Inc. (A)	4,838	32,753

197

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
XBiotech, Inc. (A)	3,918	$74,795
Xencor, Inc. (A)	14,514	562,998
XOMA Corp. (A)(B)	1,855	34,948
Y-mAbs Therapeutics, Inc. (A)	7,924	304,202
Zentalis Pharmaceuticals, Inc. (A)	2,823	92,284
ZIOPHARM Oncology, Inc. (A)(B)	58,941	148,531
		54,578,818
Health care equipment and supplies – 3.7%
Accelerate Diagnostics, Inc. (A)	8,621	91,900
Accuray, Inc. (A)	26,887	64,529
Acutus Medical, Inc. (A)	2,378	70,864
Alphatec Holdings, Inc. (A)	13,230	87,847
AngioDynamics, Inc. (A)	10,582	127,619
Antares Pharma, Inc. (A)	45,912	123,962
Apyx Medical Corp. (A)	10,114	47,637
Aspira Women's Health, Inc. (A)(B)	20,905	64,492
AtriCure, Inc. (A)	11,126	443,927
Atrion Corp.	372	232,872
Avanos Medical, Inc. (A)	12,460	413,921
Axogen, Inc. (A)(B)	9,684	112,625
Axonics Modulation Technologies, Inc. (A)(B)	7,953	405,921
BioLife Solutions, Inc. (A)(B)	3,474	100,538
BioSig Technologies, Inc. (A)(B)	6,325	31,182
Cantel Medical Corp.	9,893	434,698
Cardiovascular Systems, Inc. (A)	9,879	388,739
Cerus Corp. (A)	42,869	268,360
Chembio Diagnostics, Inc. (A)	5,264	25,583
Co-Diagnostics, Inc. (A)(B)	7,209	97,970
CONMED Corp.	7,069	556,118
CryoLife, Inc. (A)	9,577	176,887
CryoPort, Inc. (A)	8,942	423,851
Cutera, Inc. (A)	5,049	95,780
CytoSorbents Corp. (A)	10,890	86,848
FONAR Corp. (A)	1,988	41,509
GenMark Diagnostics, Inc. (A)	18,542	263,296
Glaukos Corp. (A)	11,140	551,653
Heska Corp. (A)(B)	1,825	180,292
Inari Medical, Inc. (A)	1,905	131,483
Inogen, Inc. (A)	5,076	147,204
Integer Holdings Corp. (A)	8,511	502,234
IntriCon Corp. (A)	2,805	34,165
Invacare Corp.	9,968	74,959
iRadimed Corp. (A)	1,873	40,045
iRhythm Technologies, Inc. (A)	7,134	1,698,677
Lantheus Holdings, Inc. (A)	17,224	218,228
LeMaitre Vascular, Inc.	4,374	142,286
LivaNova PLC (A)	12,725	575,297
Meridian Bioscience, Inc. (A)	11,066	187,901
Merit Medical Systems, Inc. (A)	14,123	614,351
Mesa Laboratories, Inc.	1,134	288,898
Misonix, Inc. (A)	3,608	42,322
Natus Medical, Inc. (A)	8,708	149,168
Neogen Corp. (A)	13,733	1,074,607
Nevro Corp. (A)	8,727	1,215,671
NuVasive, Inc. (A)	13,355	648,652
OraSure Technologies, Inc. (A)	18,320	222,954
Orthofix Medical, Inc. (A)	5,203	162,021
OrthoPediatrics Corp. (A)(B)	3,299	151,490
Pulse Biosciences, Inc. (A)(B)	4,208	49,612
Quotient, Ltd. (A)	15,056	77,388
Repro-Med Systems, Inc. (A)	6,895	49,782
SeaSpine Holdings Corp. (A)	7,099	101,516
Shockwave Medical, Inc. (A)	7,324	555,159
SI-BONE, Inc. (A)	6,761	160,371
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Sientra, Inc. (A)	13,768	$46,811
Silk Road Medical, Inc. (A)	7,036	472,890
STAAR Surgical Company (A)	11,939	675,270
Stereotaxis, Inc. (A)(B)	12,954	46,375
Surgalign Holdings, Inc. (A)	17,127	31,000
Surmodics, Inc. (A)	3,474	135,173
Tactile Systems Technology, Inc. (A)	4,734	173,217
Tela Bio, Inc. (A)	1,822	30,136
TransMedics Group, Inc. (A)	6,367	87,737
Utah Medical Products, Inc.	994	79,391
Vapotherm, Inc. (A)	5,256	152,424
Varex Imaging Corp. (A)	10,387	132,123
ViewRay, Inc. (A)(B)	29,290	102,515
Wright Medical Group NV (A)(B)	33,439	1,021,227
Zynex, Inc. (A)	4,561	79,589
		18,593,739
Health care providers and services – 2.6%
1Life Healthcare, Inc. (A)	20,182	572,362
AdaptHealth Corp. (A)	6,250	136,313
Addus HomeCare Corp. (A)	3,627	342,788
AMN Healthcare Services, Inc. (A)	12,112	708,068
Apollo Medical Holdings, Inc. (A)	5,012	89,915
BioTelemetry, Inc. (A)	8,810	401,560
Brookdale Senior Living, Inc. (A)	47,268	120,061
Community Health Systems, Inc. (A)	22,091	93,224
CorVel Corp. (A)	2,300	196,489
Covetrus, Inc. (A)	25,613	624,957
Cross Country Healthcare, Inc. (A)	10,866	70,520
Fulgent Genetics, Inc. (A)(B)	2,564	102,663
Hanger, Inc. (A)	9,684	153,201
HealthEquity, Inc. (A)	19,392	996,167
InfuSystem Holdings, Inc. (A)	4,316	55,331
LHC Group, Inc. (A)	7,889	1,676,886
Magellan Health, Inc. (A)	6,188	468,927
MEDNAX, Inc. (A)	19,575	318,681
National HealthCare Corp.	3,193	198,956
National Research Corp.	3,534	173,908
Ontrak, Inc. (A)(B)	2,103	126,180
Option Care Health, Inc. (A)	11,153	149,116
Owens & Minor, Inc.	16,374	411,151
Patterson Companies, Inc.	22,130	533,444
PetIQ, Inc. (A)(B)	5,689	187,282
Progyny, Inc. (A)	7,245	213,220
R1 RCM, Inc. (A)	28,009	480,354
RadNet, Inc. (A)	11,762	180,547
Select Medical Holdings Corp. (A)	28,299	589,185
Sharps Compliance Corp. (A)	4,831	30,290
Surgery Partners, Inc. (A)	5,945	130,196
Tenet Healthcare Corp. (A)	27,204	666,770
The Ensign Group, Inc.	13,332	760,724
The Joint Corp. (A)	4,026	70,012
The Pennant Group, Inc. (A)	6,696	258,198
The Providence Service Corp. (A)	3,152	292,852
Tivity Health, Inc. (A)(B)	11,373	159,449
Triple-S Management Corp., Class B (A)	5,773	103,164
US Physical Therapy, Inc.	3,341	290,266
Viemed Healthcare, Inc. (A)	9,762	84,344
		13,217,721
Health care technology – 1.1%
Accolade, Inc. (A)	2,595	100,868
Allscripts Healthcare Solutions, Inc. (A)	42,307	344,379
Computer Programs & Systems, Inc.	3,682	101,660
Evolent Health, Inc., Class A (A)	19,754	245,147
Health Catalyst, Inc. (A)(B)	8,848	323,837
HealthStream, Inc. (A)	7,064	141,774

198

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
HMS Holdings Corp. (A)	22,929	$549,150
Icad, Inc. (A)(B)	5,910	52,067
Inovalon Holdings, Inc., Class A (A)	19,237	508,819
Inspire Medical Systems, Inc. (A)	6,826	880,895
NextGen Healthcare, Inc. (A)	14,450	184,093
Omnicell, Inc. (A)	11,033	823,724
OptimizeRx Corp. (A)	4,346	90,614
Phreesia, Inc. (A)	7,475	240,172
Schrodinger, Inc. (A)	7,493	355,992
Simulations Plus, Inc.	3,402	256,375
Tabula Rasa HealthCare, Inc. (A)(B)	5,348	218,038
Vocera Communications, Inc. (A)	8,375	243,545
		5,661,149
Life sciences tools and services – 0.7%
ChromaDex Corp. (A)(B)	12,481	50,049
Codexis, Inc. (A)	14,865	174,515
Fluidigm Corp. (A)(B)	18,639	138,488
Harvard Bioscience, Inc. (A)	12,669	38,134
Luminex Corp.	11,234	294,893
Medpace Holdings, Inc. (A)	7,105	793,984
NanoString Technologies, Inc. (A)	9,864	440,921
NeoGenomics, Inc. (A)	26,996	995,882
Pacific Biosciences of California, Inc. (A)(B)	43,115	425,545
Personalis, Inc. (A)	6,137	132,989
Quanterix Corp. (A)	5,281	178,181
		3,663,581
Pharmaceuticals – 1.9%
AcelRx Pharmaceuticals, Inc. (A)	22,211	31,540
Aerie Pharmaceuticals, Inc. (A)(B)	10,232	120,431
Agile Therapeutics, Inc. (A)(B)	19,827	60,274
AMAG Pharmaceuticals, Inc. (A)	9,143	85,944
Amneal Pharmaceuticals, Inc. (A)(B)	27,441	106,471
Amphastar Pharmaceuticals, Inc. (A)	9,813	183,994
ANI Pharmaceuticals, Inc. (A)	2,704	76,280
Aquestive Therapeutics, Inc. (A)	5,368	26,062
Arvinas, Inc. (A)	7,701	181,821
Axsome Therapeutics, Inc. (A)(B)	7,234	515,423
BioDelivery Sciences International, Inc. (A)	25,256	94,205
Cara Therapeutics, Inc. (A)	11,373	144,721
Cassava Sciences, Inc. (A)(B)	6,156	70,856
Chiasma, Inc. (A)	13,285	57,126
Collegium Pharmaceutical, Inc. (A)	8,942	186,172
Corcept Therapeutics, Inc. (A)	25,204	438,676
CorMedix, Inc. (A)	7,854	47,360
Cymabay Therapeutics, Inc. (A)	18,601	134,671
Durect Corp. (A)	55,194	94,382
Elanco Animal Health, Inc. (A)(C)	15,082	0
Endo International PLC (A)	58,975	194,618
Eton Pharmaceuticals, Inc. (A)(B)	4,118	32,532
Evofem Biosciences, Inc. (A)(B)	20,392	48,125
Fulcrum Therapeutics, Inc. (A)(B)	3,622	28,722
Harrow Health, Inc. (A)	7,302	40,818
IMARA, Inc. (A)	1,415	28,781
Innoviva, Inc. (A)	16,616	173,637
Intersect ENT, Inc. (A)	8,638	140,886
Intra-Cellular Therapies, Inc. (A)	16,992	436,015
Kala Pharmaceuticals, Inc. (A)(B)	11,042	82,815
Lannett Company, Inc. (A)	9,038	55,222
Liquidia Technologies, Inc. (A)(B)	7,628	37,530
Marinus Pharmaceuticals, Inc. (A)(B)	6,944	89,230
MyoKardia, Inc. (A)	13,196	1,799,011
NGM Biopharmaceuticals, Inc. (A)	6,504	103,479
Ocular Therapeutix, Inc. (A)(B)	15,768	119,994
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Odonate Therapeutics, Inc. (A)	3,664	$49,208
Omeros Corp. (A)	15,318	154,788
Optinose, Inc. (A)(B)	9,484	36,988
Pacira BioSciences, Inc. (A)	10,962	659,035
Paratek Pharmaceuticals, Inc. (A)(B)	12,255	66,300
Phathom Pharmaceuticals, Inc. (A)(B)	2,989	109,607
Phibro Animal Health Corp., Class A	5,719	99,511
Pliant Therapeutics, Inc. (A)	2,516	56,987
Prestige Consumer Healthcare, Inc. (A)	13,187	480,271
Provention Bio, Inc. (A)(B)	12,404	159,143
Relmada Therapeutics, Inc. (A)(B)	3,858	145,138
Revance Therapeutics, Inc. (A)	16,252	408,575
SIGA Technologies, Inc. (A)	13,832	95,026
Supernus Pharmaceuticals, Inc. (A)	12,948	269,836
TherapeuticsMD, Inc. (A)(B)	68,274	107,873
Theravance Biopharma, Inc. (A)	12,160	179,786
Tricida, Inc. (A)	7,833	70,967
Verrica Pharmaceuticals, Inc. (A)(B)	3,850	29,799
VYNE Therapeutics, Inc. (A)(B)	38,535	63,968
WaVe Life Sciences, Ltd. (A)(B)	6,732	57,155
Xeris Pharmaceuticals, Inc. (A)(B)	12,155	72,079
Zogenix, Inc. (A)	14,627	262,262
		9,702,126
		105,417,134
Industrials – 14.8%
Aerospace and defense – 0.9%
AAR Corp.	8,734	164,199
Aerojet Rocketdyne Holdings, Inc. (A)	18,985	757,312
AeroVironment, Inc. (A)	5,624	337,496
Astronics Corp. (A)	7,018	54,179
Cubic Corp.	8,166	475,016
Ducommun, Inc. (A)	3,000	98,760
Kaman Corp.	7,175	279,610
Kratos Defense & Security Solutions, Inc. (A)	31,086	599,338
Maxar Technologies, Inc.	15,890	396,297
Moog, Inc., Class A	7,697	488,990
National Presto Industries, Inc.	1,353	110,757
PAE, Inc. (A)	16,288	138,448
Park Aerospace Corp.	5,633	61,512
Parsons Corp. (A)	5,712	191,580
Triumph Group, Inc.	14,329	93,282
Vectrus, Inc. (A)	3,120	118,560
		4,365,336
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	15,359	384,897
Atlas Air Worldwide Holdings, Inc. (A)	6,698	407,908
Echo Global Logistics, Inc. (A)	6,882	177,349
Forward Air Corp.	7,230	414,857
Hub Group, Inc., Class A (A)	8,485	425,905
Radiant Logistics, Inc. (A)	12,763	65,602
		1,876,518
Airlines – 0.3%
Allegiant Travel Company	3,419	409,596
Hawaiian Holdings, Inc.	12,188	157,103
SkyWest, Inc.	12,906	385,373
Spirit Airlines, Inc. (A)	23,160	372,876
		1,324,948
Building products – 1.7%
AAON, Inc.	10,607	639,072
Advanced Drainage Systems, Inc.	14,148	883,401
Alpha Pro Tech, Ltd. (A)(B)	3,463	51,183
American Woodmark Corp. (A)	4,404	345,890

199

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Apogee Enterprises, Inc.	7,135	$152,475
Builders FirstSource, Inc. (A)	30,089	981,503
Caesarstone, Ltd.	6,556	64,249
Cornerstone Building Brands, Inc. (A)	11,525	91,970
CSW Industrials, Inc.	3,480	268,830
Gibraltar Industries, Inc. (A)	8,499	553,625
Griffon Corp.	10,583	206,792
Insteel Industries, Inc.	5,311	99,316
JELD-WEN Holding, Inc. (A)	17,751	401,173
Masonite International Corp. (A)	6,353	625,135
Patrick Industries, Inc.	5,834	335,572
PGT Innovations, Inc. (A)	14,899	261,030
Quanex Building Products Corp.	8,802	162,309
Resideo Technologies, Inc. (A)	32,289	355,179
Simpson Manufacturing Company, Inc.	11,239	1,091,981
UFP Industries, Inc.	15,467	874,040
		8,444,725
Commercial services and supplies – 2.1%
ABM Industries, Inc.	17,414	638,397
ACCO Brands Corp.	23,726	137,611
Advanced Disposal Services, Inc. (A)	18,920	571,952
Brady Corp., Class A	12,137	485,723
BrightView Holdings, Inc. (A)	9,851	112,301
Casella Waste Systems, Inc., Class A (A)	11,961	668,022
CECO Environmental Corp. (A)	9,760	71,150
Cimpress PLC (A)(B)	4,634	348,291
Covanta Holding Corp.	31,037	240,537
Deluxe Corp.	10,922	281,023
Ennis, Inc.	7,539	131,480
Harsco Corp. (A)	20,456	284,543
Healthcare Services Group, Inc.	19,469	419,168
Heritage-Crystal Clean, Inc. (A)	4,523	60,382
Herman Miller, Inc.	15,316	461,931
HNI Corp.	11,070	347,377
Interface, Inc.	16,051	98,232
KAR Auction Services, Inc.	33,528	482,803
Kimball International, Inc., Class B	9,603	101,216
Knoll, Inc.	13,198	159,168
Matthews International Corp., Class A	7,981	178,455
McGrath RentCorp	6,304	375,655
Montrose Environmental Group, Inc. (A)	2,606	62,075
PICO Holdings, Inc. (A)	6,463	57,908
Pitney Bowes, Inc.	45,437	241,270
SP Plus Corp. (A)	6,435	115,508
Steelcase, Inc., Class A	22,443	226,899
Team, Inc. (A)	9,159	50,375
Tetra Tech, Inc.	13,925	1,329,838
The Brink's Company	13,079	537,416
UniFirst Corp.	3,889	736,460
US Ecology, Inc.	8,215	268,384
Viad Corp.	5,664	117,981
VSE Corp.	2,597	79,572
		10,479,103
Construction and engineering – 1.3%
Aegion Corp. (A)	8,535	120,600
Ameresco, Inc., Class A (A)	6,395	213,593
API Group Corp. (A)(B)(D)	36,248	515,809
Arcosa, Inc.	12,609	555,931
Argan, Inc.	3,813	159,803
Comfort Systems USA, Inc.	9,359	482,082
Construction Partners, Inc., Class A (A)	6,139	111,730
Dycom Industries, Inc. (A)	8,003	422,718
EMCOR Group, Inc.	14,006	948,346
Fluor Corp.	36,667	323,036
Granite Construction, Inc.	12,235	215,458
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Great Lakes Dredge & Dock Corp. (A)	16,509	$157,001
IES Holdings, Inc. (A)	2,372	75,358
MasTec, Inc. (A)	14,697	620,213
MYR Group, Inc. (A)	4,248	157,941
Northwest Pipe Company (A)	2,921	77,290
NV5 Global, Inc. (A)	2,943	155,302
Primoris Services Corp.	12,456	224,706
Sterling Construction Company, Inc. (A)	8,002	113,308
Tutor Perini Corp. (A)	10,442	116,219
WillScot Mobile Mini Holdings Corp. (A)	41,754	696,457
		6,462,901
Electrical equipment – 1.4%
Allied Motion Technologies, Inc.	2,178	89,908
American Superconductor Corp. (A)	6,233	90,254
Atkore International Group, Inc. (A)	12,291	279,374
AZZ, Inc.	6,792	231,743
Bloom Energy Corp., Class A (A)(B)	23,428	421,001
Encore Wire Corp.	5,275	244,866
EnerSys	10,949	734,897
FuelCell Energy, Inc. (A)(B)	55,019	117,741
LSI Industries, Inc.	7,886	53,231
Orion Energy Systems, Inc. (A)	6,927	52,437
Plug Power, Inc. (A)(B)	88,060	1,180,885
Powell Industries, Inc.	2,595	62,617
Preformed Line Products Company	976	47,551
Sunrun, Inc. (A)	30,914	2,382,542
Thermon Group Holdings, Inc. (A)	9,224	103,586
TPI Composites, Inc. (A)	7,996	231,564
Vicor Corp. (A)	4,843	376,446
Vivint Solar, Inc. (A)(B)	12,843	543,901
		7,244,544
Industrial conglomerates – 0.0%
Raven Industries, Inc.	9,258	199,232
Machinery – 3.5%
Alamo Group, Inc.	2,527	272,992
Albany International Corp., Class A	7,936	392,911
Altra Industrial Motion Corp.	16,778	620,283
Astec Industries, Inc.	5,875	318,719
Barnes Group, Inc.	12,146	434,098
Blue Bird Corp. (A)	4,420	53,747
Chart Industries, Inc. (A)	9,407	661,030
CIRCOR International, Inc. (A)	5,241	143,341
Columbus McKinnon Corp.	6,080	201,248
Douglas Dynamics, Inc.	5,867	200,651
Energy Recovery, Inc. (A)(B)	10,636	87,215
Enerpac Tool Group Corp.	13,900	261,459
EnPro Industries, Inc.	5,359	302,301
ESCO Technologies, Inc.	6,600	531,696
Evoqua Water Technologies Corp. (A)	23,412	496,803
Federal Signal Corp.	15,413	450,830
Franklin Electric Company, Inc.	11,871	698,371
Gencor Industries, Inc. (A)	3,190	35,186
Graham Corp.	3,392	43,316
Helios Technologies, Inc.	8,038	292,583
Hillenbrand, Inc.	19,164	543,491
Hurco Companies, Inc.	2,070	58,788
Hyster-Yale Materials Handling, Inc.	2,795	103,834
John Bean Technologies Corp.	8,104	744,677
Kadant, Inc.	2,910	318,994
Kennametal, Inc.	21,578	624,467
LB Foster Company, Class A (A)	3,313	44,460
Lindsay Corp.	2,774	268,190
Luxfer Holdings PLC	8,173	102,571

200

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Lydall, Inc. (A)	4,571	$75,604
Meritor, Inc. (A)	17,915	375,140
Miller Industries, Inc.	3,134	95,806
Mueller Industries, Inc.	14,492	392,154
Mueller Water Products, Inc., Class A	40,682	422,686
Navistar International Corp. (A)	12,973	564,844
NN, Inc. (A)	12,689	65,475
Omega Flex, Inc.	784	122,868
Park-Ohio Holdings Corp.	2,734	43,935
Proto Labs, Inc. (A)	6,933	897,824
RBC Bearings, Inc. (A)	6,374	772,593
REV Group, Inc.	8,083	63,775
Rexnord Corp.	30,399	907,106
SPX Corp. (A)	11,156	517,415
SPX FLOW, Inc. (A)	11,076	474,274
Standex International Corp.	3,165	187,368
Tennant Company	4,669	281,821
Terex Corp.	17,404	336,941
The ExOne Company (A)(B)	2,929	35,792
The Gorman-Rupp Company	4,746	139,817
The Greenbrier Companies, Inc.	8,497	249,812
The Manitowoc Company, Inc. (A)	9,694	81,527
The Shyft Group, Inc.	9,299	175,565
TriMas Corp. (A)	11,012	251,074
Wabash National Corp.	13,590	162,536
Watts Water Technologies, Inc., Class A	7,053	706,358
Welbilt, Inc. (A)	34,210	210,734
		17,919,096
Marine – 0.1%
Costamare, Inc.	13,644	82,819
Eagle Bulk Shipping, Inc. (A)	1,645	26,929
Genco Shipping & Trading, Ltd.	5,598	38,626
Matson, Inc.	11,183	448,326
Scorpio Bulkers, Inc.	2,273	32,186
		628,886
Professional services – 1.2%
Acacia Research Corp. (A)	15,531	53,893
ASGN, Inc. (A)	13,207	839,437
Barrett Business Services, Inc.	2,106	110,439
CBIZ, Inc. (A)	13,106	299,734
CRA International, Inc.	2,209	82,771
Exponent, Inc.	13,305	958,359
Forrester Research, Inc. (A)	3,139	102,928
Franklin Covey Company (A)	3,674	65,177
GP Strategies Corp. (A)	4,547	43,833
Heidrick & Struggles International, Inc.	5,342	104,970
Huron Consulting Group, Inc. (A)	5,884	231,418
ICF International, Inc.	4,761	292,944
Insperity, Inc.	9,445	618,553
Kelly Services, Inc., Class A	8,738	148,896
Kforce, Inc.	5,128	164,968
Korn Ferry	14,593	423,197
Red Violet, Inc. (A)	2,142	39,541
Resources Connection, Inc.	8,795	101,582
TriNet Group, Inc. (A)	10,689	634,071
TrueBlue, Inc. (A)	9,288	143,871
Upwork, Inc. (A)	24,239	422,728
Willdan Group, Inc. (A)	3,052	77,857
		5,961,167
Road and rail – 0.5%
ArcBest Corp.	6,562	203,816
Avis Budget Group, Inc. (A)	13,728	361,321
Covenant Logistics Group, Inc. (A)	3,315	57,979
Daseke, Inc. (A)	12,358	66,362
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Heartland Express, Inc.	12,516	$232,798
Hertz Global Holdings, Inc. (A)	40,570	45,033
Marten Transport, Ltd.	15,548	253,743
Saia, Inc. (A)	6,813	859,392
U.S. Xpress Enterprises, Inc., Class A (A)	6,160	50,882
Universal Logistics Holdings, Inc.	2,404	50,147
Werner Enterprises, Inc.	15,712	659,747
		2,841,220
Trading companies and distributors – 1.4%
Alta Equipment Group, Inc. (A)	5,365	42,008
Applied Industrial Technologies, Inc.	10,031	552,708
Beacon Roofing Supply, Inc. (A)	14,292	444,052
BMC Stock Holdings, Inc. (A)	17,497	749,397
CAI International, Inc.	4,253	117,085
DXP Enterprises, Inc. (A)	4,729	76,279
EVI Industries, Inc. (A)	1,164	30,974
Foundation Building Materials, Inc. (A)	5,773	90,752
GATX Corp.	9,003	573,941
GMS, Inc. (A)	10,795	260,160
H&E Equipment Services, Inc.	8,308	163,335
Herc Holdings, Inc. (A)	6,333	250,850
Lawson Products, Inc. (A)	1,400	57,442
MRC Global, Inc. (A)	22,075	94,481
NOW, Inc. (A)	28,475	129,277
Rush Enterprises, Inc., Class A	6,368	321,839
Rush Enterprises, Inc., Class B	1,812	80,272
SiteOne Landscape Supply, Inc. (A)	11,316	1,379,986
Systemax, Inc.	3,468	83,024
Textainer Group Holdings, Ltd. (A)	13,489	191,004
Titan Machinery, Inc. (A)	5,722	75,702
Transcat, Inc. (A)	2,379	69,705
Triton International, Ltd.	12,951	526,717
Veritiv Corp. (A)	3,869	48,982
WESCO International, Inc. (A)	12,384	545,144
		6,955,116
		74,702,792
Information technology – 13.0%
Communications equipment – 0.9%
Acacia Communications, Inc. (A)	10,068	678,583
ADTRAN, Inc.	12,394	127,100
Applied Optoelectronics, Inc. (A)(B)	5,688	63,990
CalAmp Corp. (A)	9,769	70,239
Calix, Inc. (A)	13,255	235,674
Casa Systems, Inc. (A)	9,401	37,886
Clearfield, Inc. (A)	3,483	70,252
Comtech Telecommunications Corp.	6,717	94,038
Digi International, Inc. (A)	8,237	128,744
DZS, Inc. (A)	3,028	28,372
Extreme Networks, Inc. (A)	32,563	130,903
Genasys, Inc. (A)	10,174	62,570
Harmonic, Inc. (A)	24,609	137,318
Infinera Corp. (A)	41,110	253,238
Inseego Corp. (A)(B)	17,669	182,344
InterDigital, Inc.	8,027	458,021
KVH Industries, Inc. (A)	5,550	50,006
NETGEAR, Inc. (A)	7,659	236,050
NetScout Systems, Inc. (A)	18,107	395,276
PCTEL, Inc. (A)	5,861	33,173
Plantronics, Inc.	9,329	110,455
Resonant, Inc. (A)(B)	15,182	36,133
Ribbon Communications, Inc. (A)	19,292	74,660
Viavi Solutions, Inc. (A)	59,354	696,222
		4,391,247

201

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components – 2.1%
Akoustis Technologies, Inc. (A)(B)	8,844	$72,167
Arlo Technologies, Inc. (A)	20,946	110,176
Badger Meter, Inc.	7,549	493,478
Belden, Inc.	11,446	356,200
Benchmark Electronics, Inc.	9,302	187,435
CTS Corp.	8,192	180,470
Daktronics, Inc.	12,235	48,451
ePlus, Inc. (A)	3,465	253,638
Fabrinet (A)	9,500	598,785
FARO Technologies, Inc. (A)	4,621	281,789
Fitbit, Inc., Class A (A)	63,434	441,501
II-VI, Inc. (A)	25,867	1,049,166
Insight Enterprises, Inc. (A)	8,997	509,050
Iteris, Inc. (A)	13,004	53,316
Itron, Inc. (A)	10,433	633,700
Kimball Electronics, Inc. (A)	6,838	79,047
Knowles Corp. (A)	22,990	342,551
Luna Innovations, Inc. (A)	8,775	52,475
Methode Electronics, Inc.	9,299	265,022
MTS Systems Corp.	5,421	103,595
Napco Security Technologies, Inc. (A)	3,294	77,409
nLight, Inc. (A)	9,046	212,400
Novanta, Inc. (A)	8,874	934,787
OSI Systems, Inc. (A)	4,392	340,863
PAR Technology Corp. (A)	4,237	171,641
PC Connection, Inc.	2,711	111,314
Plexus Corp. (A)	7,403	522,874
Powerfleet, Inc. (A)(B)	8,725	49,122
Rogers Corp. (A)	4,829	473,532
Sanmina Corp. (A)	17,375	469,994
ScanSource, Inc. (A)	7,027	139,345
TTM Technologies, Inc. (A)	25,775	294,093
Vishay Intertechnology, Inc.	34,300	534,051
Vishay Precision Group, Inc. (A)	3,583	90,722
Wrap Technologies, Inc. (A)(B)	3,826	25,902
		10,560,061
IT services – 2.0%
Brightcove, Inc. (A)	10,735	109,926
Cardtronics PLC, Class A (A)	9,436	186,833
Cass Information Systems, Inc.	3,973	159,874
Conduent, Inc. (A)	43,167	137,271
CSG Systems International, Inc.	8,529	349,263
Endurance International Group Holdings, Inc. (A)	16,941	97,241
EVERTEC, Inc.	15,646	543,073
EVO Payments, Inc., Class A (A)	10,663	264,976
ExlService Holdings, Inc. (A)	8,737	576,380
GreenSky, Inc., Class A (A)	17,670	78,455
Grid Dynamics Holdings, Inc. (A)	6,616	51,142
GTT Communications, Inc. (A)(B)	9,101	46,961
i3 Verticals, Inc., Class A (A)	4,150	104,788
International Money Express, Inc. (A)	5,814	83,518
KBR, Inc.	36,957	826,359
Limelight Networks, Inc. (A)	31,861	183,519
LiveRamp Holdings, Inc. (A)	16,673	863,161
ManTech International Corp., Class A	7,044	485,191
MAXIMUS, Inc.	15,783	1,079,715
MoneyGram International, Inc. (A)	18,301	51,700
NIC, Inc.	17,140	337,658
Paysign, Inc. (A)(B)	8,656	49,166
Perficient, Inc. (A)	8,443	360,854
Perspecta, Inc.	36,286	705,763
Rackspace Technology, Inc. (A)	8,231	158,776
Repay Holdings Corp. (A)	14,935	350,973
ServiceSource International, Inc. (A)	27,371	40,235
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Sykes Enterprises, Inc. (A)	9,991	$341,792
The Hackett Group, Inc.	7,167	80,127
TTEC Holdings, Inc.	4,739	258,512
Tucows, Inc., Class A (A)	2,431	167,496
Unisys Corp. (A)	15,994	170,656
Verra Mobility Corp. (A)	35,010	338,197
Virtusa Corp. (A)	7,582	372,731
		10,012,282
Semiconductors and semiconductor equipment – 2.6%
Advanced Energy Industries, Inc. (A)	9,845	619,644
Alpha & Omega Semiconductor, Ltd. (A)	5,840	74,869
Ambarella, Inc. (A)	8,589	448,174
Amkor Technology, Inc. (A)	25,836	289,363
Atomera, Inc. (A)(B)	4,372	45,687
Axcelis Technologies, Inc. (A)	8,838	194,436
AXT, Inc. (A)	11,517	70,484
Brooks Automation, Inc.	18,887	873,713
Cabot Microelectronics Corp.	7,515	1,073,217
CEVA, Inc. (A)	5,711	224,842
Cohu, Inc.	10,715	184,084
CyberOptics Corp. (A)	2,030	64,635
Diodes, Inc. (A)	10,948	618,015
DSP Group, Inc. (A)	6,161	81,202
FormFactor, Inc. (A)	20,071	500,370
GSI Technology, Inc. (A)	5,463	30,811
Ichor Holdings, Ltd. (A)	6,039	130,261
Impinj, Inc. (A)(B)	4,634	122,106
Lattice Semiconductor Corp. (A)	34,903	1,010,791
MACOM Technology Solutions Holdings, Inc. (A)	12,242	416,350
Maxeon Solar Technologies, Ltd. (A)	2,631	44,622
MaxLinear, Inc. (A)	17,617	409,419
NeoPhotonics Corp. (A)	13,240	80,632
NVE Corp.	1,383	67,878
Onto Innovation, Inc. (A)	12,366	368,259
PDF Solutions, Inc. (A)	7,543	141,130
Photronics, Inc. (A)	16,032	159,679
Power Integrations, Inc.	15,227	843,576
Rambus, Inc. (A)	29,492	403,745
Semtech Corp. (A)	16,719	885,438
Silicon Laboratories, Inc. (A)	11,200	1,095,920
SiTime Corp. (A)	2,286	192,093
SMART Global Holdings, Inc. (A)	3,807	104,083
SunPower Corp. (A)(B)	20,042	250,725
Synaptics, Inc. (A)	8,817	709,063
Ultra Clean Holdings, Inc. (A)	10,285	220,716
Veeco Instruments, Inc. (A)	12,651	147,637
		13,197,669
Software – 5.3%
8x8, Inc. (A)	27,018	420,130
A10 Networks, Inc. (A)	15,980	101,793
ACI Worldwide, Inc. (A)	29,735	776,976
Agilysys, Inc. (A)	4,831	116,717
Alarm.com Holdings, Inc. (A)	12,312	680,238
Altair Engineering, Inc., Class A (A)	11,122	466,902
American Software, Inc., Class A	8,342	117,122
Appfolio, Inc., Class A (A)	4,252	602,976
Appian Corp. (A)	9,117	590,326
Avaya Holdings Corp. (A)	21,664	329,293
Benefitfocus, Inc. (A)	8,306	93,027
Blackbaud, Inc.	12,837	716,690
Blackline, Inc. (A)	13,052	1,169,851
Bottomline Technologies DE, Inc. (A)	11,284	475,733
Box, Inc., Class A (A)	36,069	626,158
Cerence, Inc. (A)(B)	9,583	468,321

202

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ChannelAdvisor Corp. (A)	7,667	$110,941
Cloudera, Inc. (A)(B)	53,341	580,883
CommVault Systems, Inc. (A)	10,881	443,945
Cornerstone OnDemand, Inc. (A)	15,779	573,724
Digimarc Corp. (A)(B)	3,608	80,567
Digital Turbine, Inc. (A)	21,481	703,288
Domo, Inc., Class B (A)	6,700	256,811
Ebix, Inc. (B)	7,312	150,627
eGain Corp. (A)	6,192	87,741
Envestnet, Inc. (A)	13,793	1,064,268
GTY Technology Holdings, Inc. (A)(B)	13,794	36,554
Intelligent Systems Corp. (A)	2,065	80,494
j2 Global, Inc. (A)	11,736	812,366
LivePerson, Inc. (A)	16,057	834,803
MicroStrategy, Inc., Class A (A)	1,992	299,916
Mimecast, Ltd. (A)	14,873	697,841
Mitek Systems, Inc. (A)	11,260	143,452
MobileIron, Inc. (A)	25,373	177,865
Model N, Inc. (A)(B)	8,883	313,392
OneSpan, Inc. (A)	8,669	181,702
Ping Identity Holding Corp. (A)	9,172	286,258
Progress Software Corp.	11,690	428,789
PROS Holdings, Inc. (A)	10,288	328,599
Q2 Holdings, Inc. (A)	12,888	1,176,159
QAD, Inc., Class A	3,206	135,293
Qualys, Inc. (A)	8,844	866,800
Rapid7, Inc. (A)	13,120	803,469
Rosetta Stone, Inc. (A)	6,150	184,377
Sailpoint Technologies Holdings, Inc. (A)	22,936	907,578
Sapiens International Corp. NV	6,630	202,745
ShotSpotter, Inc. (A)(B)	2,365	73,410
Smith Micro Software, Inc. (A)	10,011	37,341
Sprout Social, Inc., Class A (A)	6,889	265,227
SPS Commerce, Inc. (A)	9,135	711,342
SVMK, Inc. (A)	31,567	697,946
Synchronoss Technologies, Inc. (A)	12,349	37,170
Telenav, Inc. (A)	10,107	36,385
Tenable Holdings, Inc. (A)	17,853	673,951
Upland Software, Inc. (A)	6,512	245,502
Varonis Systems, Inc. (A)	8,114	936,518
Verint Systems, Inc. (A)	16,626	801,041
Veritone, Inc. (A)(B)	6,414	58,752
VirnetX Holding Corp. (B)	17,532	92,394
Workiva, Inc. (A)	10,203	568,919
Xperi Holding Corp.	27,958	321,237
Yext, Inc. (A)	26,430	401,207
Zix Corp. (A)	15,446	90,205
Zuora, Inc., Class A (A)	26,790	277,009
		27,029,056
Technology hardware, storage and peripherals – 0.1%
3D Systems Corp. (A)(B)	31,576	155,038
Avid Technology, Inc. (A)	9,051	77,477
Diebold Nixdorf, Inc. (A)(B)	18,283	139,682
Eastman Kodak Company (A)(B)	4,068	35,880
Immersion Corp. (A)	4,823	34,002
Intevac, Inc. (A)	7,571	41,716
Quantum Corp. (A)	8,865	40,779
Super Micro Computer, Inc. (A)	11,694	308,722
		833,296
		66,023,611
Materials – 3.9%
Chemicals – 1.6%
AdvanSix, Inc. (A)	7,798	100,438
American Vanguard Corp.	8,128	106,802
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Amyris, Inc. (A)	27,349	$79,859
Avient Corp.	23,682	626,626
Balchem Corp.	8,410	821,068
Chase Corp.	1,899	181,165
Ferro Corp. (A)	21,221	263,140
FutureFuel Corp.	7,180	81,637
GCP Applied Technologies, Inc. (A)	12,755	267,217
Hawkins, Inc.	2,715	125,162
HB Fuller Company	13,326	610,064
Ingevity Corp. (A)	10,785	533,210
Innospec, Inc.	6,334	401,069
Koppers Holdings, Inc. (A)	5,766	120,567
Kraton Corp. (A)	7,993	142,435
Kronos Worldwide, Inc.	6,311	81,159
Livent Corp. (A)(B)	38,377	344,242
Minerals Technologies, Inc.	8,802	449,782
Orion Engineered Carbons SA	15,738	196,882
PQ Group Holdings, Inc. (A)	9,618	98,681
Quaker Chemical Corp. (B)	3,428	616,046
Rayonier Advanced Materials, Inc. (A)	16,253	52,010
Sensient Technologies Corp.	10,956	632,599
Stepan Company	5,550	604,950
Trecora Resources (A)	8,191	50,293
Tredegar Corp.	7,334	109,057
Trinseo SA	10,040	257,426
Tronox Holdings PLC, Class A	23,535	185,220
		8,138,806
Construction materials – 0.2%
Forterra, Inc. (A)	5,490	64,892
Summit Materials, Inc., Class A (A)	29,887	494,331
U.S. Concrete, Inc. (A)	4,527	131,464
United States Lime & Minerals, Inc.	634	57,123
		747,810
Containers and packaging – 0.2%
Greif, Inc., Class A	6,403	231,853
Greif, Inc., Class B	1,708	67,432
Myers Industries, Inc.	10,123	133,927
O-I Glass, Inc.	40,814	432,220
Ranpak Holdings Corp. (A)	8,443	80,377
UFP Technologies, Inc. (A)	2,015	83,461
		1,029,270
Metals and mining – 1.4%
1911 Gold Corp. (A)	5,045	2,983
Alcoa Corp. (A)	48,687	566,230
Allegheny Technologies, Inc. (A)	33,115	288,763
Arconic Corp. (A)	25,854	492,519
Caledonia Mining Corp. PLC	3,367	57,205
Carpenter Technology Corp.	12,423	225,602
Century Aluminum Company (A)	12,962	92,289
Cleveland-Cliffs, Inc. (B)	102,724	659,488
Coeur Mining, Inc. (A)	62,946	464,541
Commercial Metals Company	30,772	614,825
Compass Minerals International, Inc.	8,833	524,239
Gold Resource Corp.	18,929	64,548
Haynes International, Inc.	3,720	63,575
Hecla Mining Company	135,329	687,471
Kaiser Aluminum Corp.	4,122	220,898
Materion Corp.	5,293	275,395
Novagold Resources, Inc. (A)	61,334	729,261
Schnitzer Steel Industries, Inc., Class A	6,733	129,476
SunCoke Energy, Inc.	21,739	74,347
TimkenSteel Corp. (A)	13,585	48,227
United States Steel Corp.	56,538	414,989
Warrior Met Coal, Inc.	13,260	226,481

203

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Industries, Inc.	9,435	$384,759
		7,308,111
Paper and forest products – 0.5%
Boise Cascade Company	10,166	405,827
Clearwater Paper Corp. (A)	4,199	159,310
Domtar Corp.	14,232	373,875
Louisiana-Pacific Corp.	29,201	861,722
Neenah, Inc.	4,598	172,287
P.H. Glatfelter Company	11,481	158,093
Schweitzer-Mauduit International, Inc.	8,066	245,126
Verso Corp., Class A	8,377	66,095
		2,442,335
		19,666,332
Real estate – 6.4%
Equity real estate investment trusts – 5.7%
Acadia Realty Trust	22,275	233,888
Agree Realty Corp.	13,683	870,786
Alexander & Baldwin, Inc.	19,121	214,346
Alexander's, Inc.	578	141,737
Alpine Income Property Trust, Inc.	2,302	35,796
American Assets Trust, Inc.	13,118	316,013
American Finance Trust, Inc.	28,129	176,369
Armada Hoffler Properties, Inc.	15,510	143,623
Bluerock Residential Growth REIT, Inc.	7,411	56,175
BRT Apartments Corp.	3,752	44,199
CareTrust REIT, Inc.	24,908	443,238
CatchMark Timber Trust, Inc., Class A	14,291	127,619
Chatham Lodging Trust	12,448	94,854
City Office REIT, Inc.	11,695	87,946
Colony Capital, Inc.	125,846	343,560
Columbia Property Trust, Inc.	29,735	324,409
Community Healthcare Trust, Inc.	5,706	266,813
CoreCivic, Inc.	31,014	248,112
CorePoint Lodging, Inc.	10,888	59,340
DiamondRock Hospitality Company	52,484	266,094
Diversified Healthcare Trust	62,162	218,810
Easterly Government Properties, Inc.	20,256	453,937
EastGroup Properties, Inc.	9,948	1,286,575
Essential Properties Realty Trust, Inc.	24,181	442,996
Farmland Partners, Inc. (B)	8,080	53,813
Four Corners Property Trust, Inc.	18,319	468,783
Franklin Street Properties Corp.	28,982	106,074
Front Yard Residential Corp.	13,985	122,229
Getty Realty Corp.	8,625	224,336
Gladstone Commercial Corp.	9,331	157,227
Gladstone Land Corp.	5,656	84,953
Global Medical REIT, Inc.	11,329	152,942
Global Net Lease, Inc.	23,608	375,367
Healthcare Realty Trust, Inc.	34,800	1,048,176
Hersha Hospitality Trust	10,397	57,599
Independence Realty Trust, Inc.	24,478	283,700
Industrial Logistics Properties Trust	16,574	362,473
Innovative Industrial Properties, Inc.	5,447	676,027
Investors Real Estate Trust	3,278	213,627
iStar, Inc. (B)	18,982	224,177
Jernigan Capital, Inc.	6,470	110,896
Kite Realty Group Trust	21,570	249,781
Lexington Realty Trust	68,835	719,326
LTC Properties, Inc.	10,088	351,668
Mack-Cali Realty Corp.	22,745	287,042
Monmouth Real Estate Investment Corp.	24,371	337,538
National Health Investors, Inc.	11,086	668,153
National Storage Affiliates Trust	16,266	532,061
NETSTREIT Corp.	2,482	45,321
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
New Senior Investment Group, Inc.	21,867	$87,468
NexPoint Residential Trust, Inc.	5,636	249,957
Office Properties Income Trust	12,586	260,782
One Liberty Properties, Inc.	4,834	79,084
Pebblebrook Hotel Trust	33,985	425,832
Physicians Realty Trust	53,888	965,134
Piedmont Office Realty Trust, Inc., Class A	32,500	441,025
Plymouth Industrial REIT, Inc.	4,789	59,096
PotlatchDeltic Corp.	17,012	716,205
Preferred Apartment Communities, Inc., Class A	13,757	74,288
PS Business Parks, Inc.	5,150	630,309
QTS Realty Trust, Inc., Class A	15,842	998,363
Retail Opportunity Investments Corp.	30,349	316,085
Retail Properties of America, Inc., Class A	55,973	325,203
Retail Value, Inc.	4,897	61,555
RLJ Lodging Trust	42,950	371,947
RPT Realty	22,381	121,753
Ryman Hospitality Properties, Inc.	13,177	484,914
Sabra Health Care REIT, Inc.	53,348	735,402
Safehold, Inc.	4,459	276,904
Saul Centers, Inc.	3,316	88,139
Seritage Growth Properties, Class A (A)(B)	8,877	119,396
Service Properties Trust	42,971	341,619
SITE Centers Corp.	40,015	288,108
STAG Industrial, Inc.	38,791	1,182,738
Summit Hotel Properties, Inc.	26,882	139,249
Sunstone Hotel Investors, Inc.	56,065	445,156
Tanger Factory Outlet Centers, Inc. (B)	23,336	140,716
Terreno Realty Corp.	17,198	941,762
The GEO Group, Inc.	30,511	345,995
The Macerich Company (B)	38,622	262,243
UMH Properties, Inc.	9,760	132,150
Uniti Group, Inc.	50,676	533,872
Universal Health Realty Income Trust	3,507	199,864
Urban Edge Properties	30,287	294,390
Urstadt Biddle Properties, Inc., Class A	8,474	77,961
Washington Real Estate Investment Trust	21,445	431,688
Whitestone REIT	11,768	70,608
Xenia Hotels & Resorts, Inc.	29,973	263,163
		28,790,647
Real estate management and development – 0.7%
CTO Realty Growth, Inc.	1,555	68,576
Cushman & Wakefield PLC (A)	28,810	302,793
eXp World Holdings, Inc. (A)	6,420	258,983
Forestar Group, Inc. (A)	4,816	85,243
FRP Holdings, Inc. (A)	1,996	83,173
Griffin Industrial Realty, Inc.	971	51,900
Kennedy-Wilson Holdings, Inc.	31,770	461,300
Marcus & Millichap, Inc. (A)	6,228	171,395
Newmark Group, Inc., Class A	36,775	158,868
Rafael Holdings, Inc., Class B (A)	2,934	45,477
RE/MAX Holdings, Inc., Class A	4,897	160,279
Realogy Holdings Corp. (A)	29,986	283,068
Redfin Corp. (A)	25,217	1,259,085
Tejon Ranch Company (A)	6,116	86,541
The RMR Group, Inc., Class A	4,277	117,489
The St. Joe Company (A)	8,454	174,406
		3,768,576
		32,559,223
Utilities – 3.1%

204

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities – 0.6%
ALLETE, Inc.	13,501	$698,542
MGE Energy, Inc.	9,560	599,030
Otter Tail Corp.	10,642	384,921
PNM Resources, Inc.	20,626	852,473
Portland General Electric Company	23,271	826,121
		3,361,087
Gas utilities – 1.0%
Brookfield Infrastructure Corp., Class A	8,366	463,393
Chesapeake Utilities Corp.	4,196	353,723
New Jersey Resources Corp.	24,536	662,963
Northwest Natural Holding Company	7,882	357,764
ONE Gas, Inc.	13,383	923,561
RGC Resources, Inc.	2,445	57,335
South Jersey Industries, Inc.	25,158	484,795
Southwest Gas Holdings, Inc.	14,415	909,587
Spire, Inc.	12,840	683,088
		4,896,209
Independent power and renewable electricity producers – 0.6%
Atlantic Power Corp. (A)	31,940	62,602
Brookfield Renewable Corp., Class A	17,398	1,019,523
Clearway Energy, Inc., Class A	9,264	228,821
Clearway Energy, Inc., Class C	21,008	566,376
Ormat Technologies, Inc. (B)	10,312	609,542
Sunnova Energy International, Inc. (A)	13,678	415,948
		2,902,812
Multi-utilities – 0.4%
Avista Corp.	17,467	595,974
Black Hills Corp.	16,230	868,143
NorthWestern Corp.	13,102	637,281
Unitil Corp.	4,060	156,878
		2,258,276
Water utilities – 0.5%
American States Water Company	9,428	706,629
Artesian Resources Corp., Class A	2,616	90,174
Cadiz, Inc. (A)(B)	6,103	60,603
California Water Service Group	12,695	551,598
Consolidated Water Company, Ltd.	5,108	53,174
Global Water Resources, Inc.	4,840	52,175
Middlesex Water Company	4,369	271,533
Pure Cycle Corp. (A)	7,100	63,971
SJW Group	6,854	417,134
The York Water Company	3,714	156,991
		2,423,982
		15,842,366
TOTAL COMMON STOCKS (Cost $440,184,045)		$490,028,985
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
RIGHTS – 0.0%
Liberty Latin America, Ltd. (Expiration Date: 9-25-20; Strike Price: $7.14) (A)	11,701	$11,701
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	88,114	68,720
TOTAL RIGHTS (Cost $26,845)		$80,421
SHORT-TERM INVESTMENTS – 10.1%
Short-term funds – 7.3%
John Hancock Collateral Trust, 0.2185% (F)(G)	3,707,183	37,108,533
Repurchase agreement – 2.8%
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $14,158,000 on 10-1-20, collateralized by $13,210,900 U.S. Treasury Inflation Indexed Notes, 0.500% due 4-15-24 (valued at $14,441,185)	$14,158,000	14,158,000
TOTAL SHORT-TERM INVESTMENTS (Cost $51,269,063)		$51,266,533
Total Investments (Small Cap Index Trust) (Cost $491,479,953) – 106.9%		$541,375,939
Other assets and liabilities, net – (6.9%)		(34,886,230)
TOTAL NET ASSETS – 100.0%		$506,489,709
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $35,852,253.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	220	Long	Dec 2020	$16,457,963	$16,548,400	$90,437
						$90,437
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
205

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 2.4%
Diversified telecommunication services – 0.5%
ATN International, Inc.	1,524	$76,413
Cincinnati Bell, Inc. (A)	1,172	17,580
Consolidated Communications Holdings, Inc. (A)	4,985	28,365
GCI Liberty, Inc., Class A (A)	2,999	245,798
Iridium Communications, Inc. (A)(B)	5,838	149,336
Liberty Latin America, Ltd., Class A (A)	2,622	21,632
Liberty Latin America, Ltd., Class C (A)	8,947	72,829
		611,953
Entertainment – 0.2%
Ballantyne Strong, Inc. (A)	1,114	1,738
Cinemark Holdings, Inc.	2,518	25,180
IMAX Corp. (A)	2,820	33,727
Lions Gate Entertainment Corp., Class A (A)	4,062	38,508
Lions Gate Entertainment Corp., Class B (A)	5,798	50,559
Reading International, Inc., Class A (A)	1,100	3,542
The Marcus Corp.	2,916	22,541
		175,795
Interactive media and services – 0.1%
Cars.com, Inc. (A)	6,379	51,542
DHI Group, Inc. (A)	5,212	11,779
Liberty TripAdvisor Holdings, Inc., Class A (A)	4,522	7,823
Yelp, Inc. (A)	535	10,748
		81,892
Media – 1.3%
A.H. Belo Corp., Class A	4,238	5,976
AMC Networks, Inc., Class A (A)	1,328	32,815
Beasley Broadcast Group, Inc., Class A	502	622
Entercom Communications Corp., Class A	1,442	2,322
Entravision Communications Corp., Class A	5,075	7,714
Gannett Company, Inc.	7,195	9,354
Gray Television, Inc. (A)	7,792	107,296
Hemisphere Media Group, Inc. (A)	951	8,264
John Wiley & Sons, Inc., Class A	2,305	73,092
Meredith Corp.	3,097	40,633
News Corp., Class A	19,935	279,489
News Corp., Class B	10,415	145,602
Nexstar Media Group, Inc., Class A	2,212	198,925
Scholastic Corp.	2,233	46,871
TEGNA, Inc.	8,626	101,356
The EW Scripps Company, Class A	5,843	66,844
The Interpublic Group of Companies, Inc.	20,071	334,584
		1,461,759
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	3,863	36,737
Telephone & Data Systems, Inc.	8,489	156,537
United States Cellular Corp. (A)	3,059	90,332
		283,606
		2,615,005
Consumer discretionary – 15.0%
Auto components – 2.2%
Adient PLC (A)	4,046	70,117
American Axle & Manufacturing Holdings, Inc. (A)	7,509	43,327
Autoliv, Inc.	169	12,317
BorgWarner, Inc.	10,814	418,934
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Cooper Tire & Rubber Company	4,326	$137,134
Cooper-Standard Holdings, Inc. (A)	1,311	17,318
Dana, Inc.	6,999	86,228
Dorman Products, Inc. (A)	3,591	324,555
Fox Factory Holding Corp. (A)	8,311	617,757
Gentherm, Inc. (A)	420	17,178
Horizon Global Corp. (A)	878	5,049
LCI Industries	173	18,388
Lear Corp.	2,935	320,062
Modine Manufacturing Company (A)	5,862	36,638
Motorcar Parts of America, Inc. (A)	1,585	24,663
Standard Motor Products, Inc.	3,063	136,763
Stoneridge, Inc. (A)	1,672	30,715
Strattec Security Corp.	924	18,388
The Goodyear Tire & Rubber Company	17,127	131,364
		2,466,895
Automobiles – 0.3%
Harley-Davidson, Inc.	5,728	140,565
Thor Industries, Inc.	1,101	104,881
Winnebago Industries, Inc.	1,336	69,031
		314,477
Distributors – 0.1%
Core-Mark Holding Company, Inc.	1,227	35,497
Weyco Group, Inc.	1,316	21,280
		56,777
Diversified consumer services – 1.1%
Adtalem Global Education, Inc. (A)	4,502	110,479
American Public Education, Inc. (A)	1,450	40,876
Carriage Services, Inc.	1,797	40,091
Graham Holdings Company, Class B	347	140,226
Grand Canyon Education, Inc. (A)	7,720	617,137
Houghton Mifflin Harcourt Company (A)	5,833	10,091
K12, Inc. (A)	3,438	90,557
Laureate Education, Inc., Class A (A)	2,412	32,031
Lincoln Educational Services Corp. (A)	1,100	6,072
Perdoceo Education Corp. (A)	3,146	38,507
Regis Corp. (A)	3,827	23,498
Universal Technical Institute, Inc. (A)	3,087	15,682
Zovio, Inc. (A)	3,463	13,852
		1,179,099
Hotels, restaurants and leisure – 1.6%
Aramark	7,833	207,183
Ark Restaurants Corp.	64	695
BBX Capital Corp.	348	4,660
Biglari Holdings, Inc., Class A (A)	3	1,463
Biglari Holdings, Inc., Class B (A)	102	9,079
BJ's Restaurants, Inc.	585	17,222
Boyd Gaming Corp.	493	15,130
Carrols Restaurant Group, Inc. (A)	1,688	10,888
Churchill Downs, Inc.	3,096	507,187
Chuy's Holdings, Inc. (A)	18,481	361,858
Del Taco Restaurants, Inc. (A)	2,438	19,992
Dine Brands Global, Inc.	212	11,573
Dover Motorsports, Inc.	400	564
El Pollo Loco Holdings, Inc. (A)	2,613	42,331
Extended Stay America, Inc.	6,744	80,591
Fiesta Restaurant Group, Inc. (A)	1,348	12,631
International Game Technology PLC	6,958	77,443
Marriott Vacations Worldwide Corp.	2,056	186,705
Monarch Casino & Resort, Inc. (A)	1,278	56,999
Norwegian Cruise Line Holdings, Ltd. (A)	5,720	97,869
Playa Hotels & Resorts NV (A)	2,743	11,493
Potbelly Corp. (A)	2,073	7,857

206

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Red Lion Hotels Corp. (A)	3,000	$6,450
Red Robin Gourmet Burgers, Inc. (A)	1,300	17,108
		1,764,971
Household durables – 3.5%
Bassett Furniture Industries, Inc.	2,333	31,915
Cavco Industries, Inc. (A)	606	109,268
Century Communities, Inc. (A)	1,640	69,421
Ethan Allen Interiors, Inc.	1,706	23,099
Flexsteel Industries, Inc.	1,750	42,000
Hooker Furniture Corp.	2,121	54,785
KB Home	6,043	231,991
La-Z-Boy, Inc.	4,218	133,415
LGI Homes, Inc. (A)	1,268	147,304
Lifetime Brands, Inc.	2,931	27,698
M/I Homes, Inc. (A)	2,195	101,080
MDC Holdings, Inc.	5,177	243,837
Meritage Homes Corp. (A)	3,432	378,858
Mohawk Industries, Inc. (A)	3,916	382,162
Skyline Champion Corp. (A)	1,424	38,120
Taylor Morrison Home Corp. (A)	7,422	182,507
The New Home Company, Inc. (A)	831	4,521
Toll Brothers, Inc.	12,316	599,297
TopBuild Corp. (A)	3,556	606,974
TRI Pointe Group, Inc. (A)	12,178	220,909
Universal Electronics, Inc. (A)	521	19,663
VOXX International Corp. (A)	3,131	24,077
Whirlpool Corp.	1,022	187,936
		3,860,837
Internet and direct marketing retail – 0.2%
1-800-Flowers.com, Inc., Class A (A)	3,234	80,656
Liquidity Services, Inc. (A)	1,691	12,615
Qurate Retail, Inc., Series A	20,519	147,326
		240,597
Leisure products – 0.4%
Acushnet Holdings Corp. (B)	1,908	64,128
American Outdoor Brands, Inc. (A)	214	2,788
Callaway Golf Company	8,494	162,575
Escalade, Inc.	3,529	64,545
Johnson Outdoors, Inc., Class A	1,067	87,377
Nautilus, Inc. (A)	1,580	27,113
Smith & Wesson Brands, Inc.	859	13,332
Vista Outdoor, Inc. (A)	3,475	70,126
		491,984
Multiline retail – 0.8%
Big Lots, Inc.	1,719	76,667
Dillard's, Inc., Class A (B)	2,339	85,420
Kohl's Corp.	9,676	179,296
Macy's, Inc.	15,246	86,902
Ollie's Bargain Outlet Holdings, Inc. (A)	5,240	457,714
		885,999
Specialty retail – 4.0%
Aaron's, Inc.	2,712	153,635
Abercrombie & Fitch Company, Class A	5,916	82,410
American Eagle Outfitters, Inc. (B)	7,348	108,824
America's Car-Mart, Inc. (A)	820	69,602
Asbury Automotive Group, Inc. (A)	767	74,744
At Home Group, Inc. (A)	448	6,657
AutoNation, Inc. (A)	6,612	349,973
Barnes & Noble Education, Inc. (A)	6,174	15,929
Bed Bath & Beyond, Inc. (B)	9,468	141,831
Big 5 Sporting Goods Corp. (B)	2,004	14,990
Boot Barn Holdings, Inc. (A)(B)	2,280	64,159
Build-A-Bear Workshop, Inc. (A)	2,470	6,175
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Caleres, Inc.	3,908	$37,360
Chico's FAS, Inc.	9,163	8,911
Citi Trends, Inc.	1,533	38,294
Conn's, Inc. (A)	76	804
Designer Brands, Inc., Class A	5,177	28,111
Dick's Sporting Goods, Inc.	4,295	248,595
Express, Inc. (A)	3,676	2,242
Five Below, Inc. (A)	4,954	629,158
Foot Locker, Inc.	5,430	179,353
Francesca's Holdings Corp. (A)(B)	119	319
GameStop Corp., Class A (A)(B)	10,093	102,949
Genesco, Inc. (A)	1,511	32,547
Group 1 Automotive, Inc. (B)	1,693	149,644
Guess?, Inc.	6,368	73,996
Haverty Furniture Companies, Inc.	1,920	40,205
Hibbett Sports, Inc. (A)	1,307	51,261
Lithia Motors, Inc., Class A	3,441	784,342
MarineMax, Inc. (A)	2,016	51,751
Monro, Inc.	1,345	54,567
Penske Automotive Group, Inc.	5,153	245,592
Rent-A-Center, Inc.	1,084	32,401
Shoe Carnival, Inc.	1,352	45,400
Signet Jewelers, Ltd.	4,374	81,794
Sonic Automotive, Inc., Class A	1,811	72,730
Tandy Leather Factory, Inc. (A)	1,690	5,391
The Buckle, Inc.	2,056	41,922
The Cato Corp., Class A	1,957	15,304
The ODP Corp.	3,355	65,255
Tilly's, Inc., Class A	712	4,293
Urban Outfitters, Inc. (A)	4,660	96,975
Zumiez, Inc. (A)	2,122	59,034
		4,369,429
Textiles, apparel and luxury goods – 0.8%
Capri Holdings, Ltd. (A)(B)	4,479	80,622
Culp, Inc.	334	4,148
Delta Apparel, Inc. (A)	500	7,125
Fossil Group, Inc. (A)	1,707	9,798
G-III Apparel Group, Ltd. (A)	3,397	44,535
Lakeland Industries, Inc. (A)	1,110	21,978
Movado Group, Inc.	1,758	17,475
Oxford Industries, Inc.	4,521	182,468
PVH Corp.	3,178	189,536
Ralph Lauren Corp.	1,758	119,491
Rocky Brands, Inc.	1,478	36,699
Steven Madden, Ltd.	1,687	32,897
Superior Group of Companies, Inc.	663	15,401
Tapestry, Inc.	5,311	83,011
Unifi, Inc. (A)	2,453	31,497
Vera Bradley, Inc. (A)	2,034	12,428
		889,109
		16,520,174
Consumer staples – 3.9%
Beverages – 0.2%
Craft Brew Alliance, Inc. (A)	2,909	48,028
MGP Ingredients, Inc.	571	22,692
Molson Coors Beverage Company, Class B	4,256	142,831
		213,551
Food and staples retailing – 1.3%
Ingles Markets, Inc., Class A	2,495	94,910
Natural Grocers by Vitamin Cottage, Inc.	1,014	9,998
Performance Food Group Company (A)	13,307	460,688
PriceSmart, Inc.	4,372	290,519
Rite Aid Corp. (A)(B)	1,483	14,074

207

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
SpartanNash Company	4,194	$68,572
The Andersons, Inc.	3,784	72,539
The Chefs' Warehouse, Inc. (A)	1,493	21,708
United Natural Foods, Inc. (A)	3,818	56,774
US Foods Holding Corp. (A)	10,710	237,976
Village Super Market, Inc., Class A	685	16,858
Weis Markets, Inc. (B)	2,671	128,208
		1,472,824
Food products – 1.9%
Alico, Inc.	341	9,759
B&G Foods, Inc. (B)	1,941	53,902
Bunge, Ltd.	5,345	244,267
Cal-Maine Foods, Inc. (A)	831	31,885
Darling Ingredients, Inc. (A)	11,669	420,434
Farmer Brothers Company (A)	1,069	4,725
Fresh Del Monte Produce, Inc.	3,135	71,854
Hostess Brands, Inc. (A)	3,408	42,021
Ingredion, Inc.	3,024	228,856
J&J Snack Foods Corp.	742	96,749
Landec Corp. (A)	3,130	30,424
Limoneira Company	199	2,846
Pilgrim's Pride Corp. (A)	4,917	73,583
Post Holdings, Inc. (A)	4,147	356,642
Sanderson Farms, Inc.	1,287	151,827
Seaboard Corp.	52	147,508
Seneca Foods Corp., Class A (A)	1,409	50,344
The Simply Good Foods Company (A)	942	20,771
TreeHouse Foods, Inc. (A)	1,084	43,935
		2,082,332
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	62,011
Central Garden & Pet Company, Class A (A)	3,288	118,828
Oil-Dri Corp. of America	531	18,994
Spectrum Brands Holdings, Inc.	1,296	74,079
		273,912
Personal products – 0.2%
Coty, Inc., Class A	15,614	42,158
Edgewell Personal Care Company (A)	1,909	53,223
Mannatech, Inc.	276	4,626
Natural Alternatives International, Inc. (A)	200	1,510
Nu Skin Enterprises, Inc., Class A	2,536	127,028
		228,545
Tobacco – 0.1%
Universal Corp.	2,175	91,089
		4,362,253
Energy – 4.0%
Energy equipment and services – 0.8%
Archrock, Inc.	9,027	48,565
Bristow Group, Inc. (A)	1,520	32,300
ChampionX Corp. (A)	2,968	23,714
Dawson Geophysical Company (A)	3,948	6,948
DMC Global, Inc.	381	12,550
Dril-Quip, Inc. (A)	2,786	68,981
Exterran Corp. (A)	4,737	19,706
Frank's International NV (A)	3,231	4,976
Geospace Technologies Corp. (A)	516	3,189
Gulf Island Fabrication, Inc. (A)	3,019	9,449
Helix Energy Solutions Group, Inc. (A)	14,129	34,051
Helmerich & Payne, Inc.	5,043	73,880
KLX Energy Services Holdings, Inc. (A)	373	1,548
Liberty Oilfield Services, Inc., Class A	2,721	21,741
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Matrix Service Company (A)	2,731	$22,804
Nabors Industries, Ltd.	597	14,591
National Oilwell Varco, Inc.	15,289	138,518
Natural Gas Services Group, Inc. (A)	2,620	22,139
Newpark Resources, Inc. (A)	12,359	12,977
NexTier Oilfield Solutions, Inc. (A)	8,103	14,991
Oceaneering International, Inc. (A)	8,109	28,544
Oil States International, Inc. (A)	4,041	11,032
Patterson-UTI Energy, Inc.	14,112	40,219
ProPetro Holding Corp. (A)	2,374	9,638
RPC, Inc. (A)	2,090	5,518
SEACOR Holdings, Inc. (A)	2,419	70,345
SEACOR Marine Holdings, Inc. (A)	2,432	4,937
Select Energy Services, Inc., Class A (A)	2,493	9,573
TechnipFMC PLC	18,865	119,038
Tidewater, Inc. (A)	391	2,624
Transocean, Ltd. (A)(B)	13,252	10,693
U.S. Silica Holdings, Inc.	4,282	12,846
		912,625
Oil, gas and consumable fuels – 3.2%
Adams Resources & Energy, Inc.	724	14,408
Antero Resources Corp. (A)(B)	20,791	57,175
Apache Corp.	368	3,485
Arch Resources, Inc.	1,502	63,805
Ardmore Shipping Corp.	1,174	4,179
Berry Corp.	1,497	4,745
Bonanza Creek Energy, Inc. (A)	1,183	22,240
Callon Petroleum Company (A)(B)	1,492	7,191
Centennial Resource Development, Inc., Class A (A)	11,699	7,047
Cimarex Energy Company	4,205	102,308
Clean Energy Fuels Corp. (A)	11,526	28,584
CNX Resources Corp. (A)	18,164	171,468
Concho Resources, Inc.	7,221	318,591
CONSOL Energy, Inc. (A)	2,270	10,056
Continental Resources, Inc.	10,297	126,447
CVR Energy, Inc.	1,951	24,153
Delek US Holdings, Inc.	6,080	67,670
Devon Energy Corp.	18,790	177,753
DHT Holdings, Inc.	10,864	56,058
Diamondback Energy, Inc.	3,030	91,264
Dorian LPG, Ltd. (A)	2,153	17,246
EnLink Midstream LLC (A)	15,746	37,003
EQT Corp.	14,983	193,730
Equitrans Midstream Corp.	6,692	56,614
GasLog, Ltd.	2,719	7,368
Green Plains, Inc. (A)(B)	5,268	81,549
Gulfport Energy Corp. (A)	10,592	5,583
HollyFrontier Corp.	8,137	160,380
International Seaways, Inc.	1,434	20,951
Kosmos Energy, Ltd.	13,783	13,447
Laredo Petroleum, Inc. (A)	56	549
Marathon Oil Corp.	24,460	100,041
Matador Resources Company (A)	5,416	44,736
Montage Resources Corp. (A)	615	2,700
Murphy Oil Corp.	12,648	112,820
NACCO Industries, Inc., Class A	700	12,747
Noble Energy, Inc.	4,738	40,510
Nordic American Tankers, Ltd. (B)	2,259	7,884
Overseas Shipholding Group, Inc., Class A (A)	861	1,843
Panhandle Oil and Gas, Inc., Class A	557	797
Par Pacific Holdings, Inc. (A)	1,947	13,181
Parsley Energy, Inc., Class A	22,061	206,491
PBF Energy, Inc., Class A	9,324	53,054

208

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PDC Energy, Inc. (A)	7,428	$92,070
Peabody Energy Corp.	6,070	13,961
Penn Virginia Corp. (A)	651	6,412
QEP Resources, Inc.	13,169	11,889
Range Resources Corp.	13,645	90,330
Renewable Energy Group, Inc. (A)	4,097	218,862
REX American Resources Corp. (A)	268	17,583
SandRidge Energy, Inc. (A)	1,746	2,881
Scorpio Tankers, Inc. (B)	2,441	27,022
SFL Corp., Ltd.	4,240	31,758
SilverBow Resources, Inc. (A)	324	1,273
SM Energy Company	6,189	9,841
Southwestern Energy Company (A)	41,798	98,225
Talos Energy, Inc. (A)	2,469	15,925
Targa Resources Corp.	4,673	65,562
Teekay Corp. (A)	286	638
Teekay Tankers, Ltd., Class A (A)(B)	1,159	12,564
World Fuel Services Corp.	3,769	79,865
WPX Energy, Inc. (A)	25,019	122,593
		3,469,105
		4,381,730
Financials – 17.5%
Banks – 8.8%
1st Source Corp.	2,392	73,769
Allegiance Bancshares, Inc.	308	7,198
Altabancorp	518	10,422
American National Bankshares, Inc.	991	20,732
American River Bankshares	2,249	22,400
Ameris Bancorp	14,951	340,584
Arrow Financial Corp.	441	11,061
Associated Banc-Corp.	14,499	182,977
Atlantic Capital Bancshares, Inc. (A)	667	7,570
Atlantic Union Bankshares Corp.	13,245	283,046
Banc of California, Inc.	1,420	14,370
BancFirst Corp.	230	9,393
BancorpSouth Bank	2,714	52,597
Bank of Commerce Holdings	2,506	17,467
Bank of Marin Bancorp	542	15,696
Bank OZK	5,996	127,835
BankFinancial Corp.	2,146	15,494
BankUnited, Inc.	2,793	61,195
Banner Corp.	3,129	100,942
Bar Harbor Bankshares	1,690	34,730
BCB Bancorp, Inc.	1,477	11,816
Berkshire Hills Bancorp, Inc.	3,974	40,177
BOK Financial Corp.	576	29,670
Boston Private Financial Holdings, Inc.	7,971	44,000
Bridge Bancorp, Inc.	1,057	18,424
Brookline Bancorp, Inc.	7,510	64,924
Bryn Mawr Bank Corp.	1,969	48,969
Byline Bancorp, Inc.	683	7,704
C&F Financial Corp.	627	18,622
Cadence BanCorp	4,741	40,725
California First National Bancorp	1,653	26,035
Camden National Corp.	1,722	52,047
Capital City Bank Group, Inc.	1,865	35,043
Central Pacific Financial Corp.	2,960	40,167
Century Bancorp, Inc., Class A	497	32,673
Chemung Financial Corp.	723	20,873
CIT Group, Inc.	4,212	74,595
Civista Bancshares, Inc.	514	6,435
CNB Financial Corp.	1,562	23,227
Columbia Banking System, Inc.	3,819	91,083
Comerica, Inc.	4,239	162,142
Community Trust Bancorp, Inc.	1,588	44,877
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
ConnectOne Bancorp, Inc.	1,273	$17,911
Customers Bancorp, Inc. (A)	2,391	26,779
CVB Financial Corp.	2,662	44,269
Dime Community Bancshares, Inc.	3,601	40,727
Eagle Bancorp, Inc.	1,535	41,123
East West Bancorp, Inc.	461	15,093
Enterprise Bancorp, Inc.	246	5,171
Enterprise Financial Services Corp.	1,453	39,623
Equity Bancshares, Inc., Class A (A)	697	10,804
FB Financial Corp.	610	15,323
Financial Institutions, Inc.	1,481	22,807
First Bancorp (North Carolina)	3,205	67,081
First Bancorp (Puerto Rico)	17,832	93,083
First Busey Corp.	1,350	21,452
First Business Financial Services, Inc.	1,366	19,520
First Commonwealth Financial Corp.	9,089	70,349
First Community Bankshares, Inc.	2,201	39,728
First Financial Bancorp	8,716	104,636
First Financial Corp.	1,432	44,965
First Financial Northwest, Inc.	1,100	10,032
First Foundation, Inc.	1,677	21,918
First Hawaiian, Inc.	1,461	21,141
First Horizon National Corp.	30,320	285,918
First Internet Bancorp	377	5,553
First Interstate BancSystem, Inc., Class A	1,946	61,980
First Merchants Corp.	4,769	110,450
First Mid Bancshares, Inc.	349	8,708
First Midwest Bancorp, Inc.	7,500	80,850
First Northwest Bancorp	800	7,920
Flushing Financial Corp.	3,421	35,989
FNB Corp.	18,182	123,274
Fulton Financial Corp.	13,097	122,195
German American Bancorp, Inc.	302	8,196
Great Southern Bancorp, Inc.	1,329	48,136
Great Western Bancorp, Inc.	3,593	44,733
Hancock Whitney Corp.	7,556	142,128
Hanmi Financial Corp.	3,082	25,303
HarborOne Bancorp, Inc.	1,011	8,159
Heartland Financial USA, Inc.	2,428	72,828
Heritage Commerce Corp.	2,225	14,807
Heritage Financial Corp.	1,481	27,236
Hilltop Holdings, Inc.	6,466	133,070
Home BancShares, Inc.	618	9,369
HomeTrust Bancshares, Inc.	560	7,605
Hope Bancorp, Inc.	11,326	85,908
Horizon Bancorp, Inc.	3,249	32,782
Huntington Bancshares, Inc.	1,329	12,187
Independent Bank Corp. (Massachusetts)	885	46,356
Independent Bank Corp. (Michigan)	206	2,589
Independent Bank Group, Inc.	1,479	65,342
International Bancshares Corp.	5,571	145,180
Investors Bancorp, Inc.	24,228	175,895
Lakeland Bancorp, Inc.	4,261	42,397
Macatawa Bank Corp.	5,091	33,244
Mercantile Bank Corp.	1,266	22,813
Midland States Bancorp, Inc.	670	8,610
MidWestOne Financial Group, Inc.	1,343	23,999
National Bank Holdings Corp., Class A	1,336	35,070
NBT Bancorp, Inc.	3,264	87,540
Nicolet Bankshares, Inc. (A)	565	30,855
Northrim BanCorp, Inc.	1,530	39,000
Norwood Financial Corp.	1,188	28,892
OceanFirst Financial Corp.	1,393	19,070
OFG Bancorp	4,824	60,107

209

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Old National Bancorp	12,650	$158,884
Old Second Bancorp, Inc.	2,721	20,394
Pacific Mercantile Bancorp (A)	762	2,835
Pacific Premier Bancorp, Inc.	3,858	77,700
PacWest Bancorp	9,138	156,077
Peapack-Gladstone Financial Corp.	1,625	24,619
Penns Woods Bancorp, Inc.	1,188	23,582
Peoples Bancorp, Inc.	2,153	41,101
People's United Financial, Inc.	24,691	254,564
Pinnacle Financial Partners, Inc.	11,128	396,046
Popular, Inc.	7,939	287,948
Preferred Bank	589	18,919
Premier Financial Bancorp, Inc.	2,821	30,467
Prosperity Bancshares, Inc.	1,272	65,928
QCR Holdings, Inc.	1,211	33,194
Renasant Corp.	4,029	91,539
Republic Bancorp, Inc., Class A	1,724	48,548
S&T Bancorp, Inc.	3,436	60,783
Sandy Spring Bancorp, Inc.	2,800	64,624
Seacoast Banking Corp. of Florida (A)	1,191	21,474
Shore Bancshares, Inc.	2,225	24,431
Sierra Bancorp	1,759	29,534
Simmons First National Corp., Class A	6,232	98,808
South State Corp.	3,656	176,036
Southern First Bancshares, Inc. (A)	237	5,724
Southern National Bancorp of Virginia, Inc.	3,850	33,418
Southside Bancshares, Inc.	374	9,137
Sterling Bancorp	11,335	119,244
Synovus Financial Corp.	991	20,979
TCF Financial Corp.	8,981	209,796
Texas Capital Bancshares, Inc. (A)	2,159	67,210
The Bancorp, Inc. (A)	4,825	41,688
The Bank of NT Butterfield & Son, Ltd.	1,444	32,172
The First Bancorp, Inc.	1,769	37,291
The First Bancshares, Inc.	311	6,522
The First of Long Island Corp.	1,039	15,388
Towne Bank	4,414	72,390
TriCo Bancshares	721	17,657
TriState Capital Holdings, Inc. (A)	1,242	16,444
Triumph Bancorp, Inc. (A)	997	31,047
Trustmark Corp.	5,532	118,440
Umpqua Holdings Corp.	17,304	183,768
United Bankshares, Inc.	7,105	152,544
United Community Banks, Inc.	5,084	86,072
Univest Financial Corp.	2,460	35,350
Valley National Bancorp	27,685	189,642
Washington Trust Bancorp, Inc.	635	19,469
Webster Financial Corp.	466	12,307
WesBanco, Inc.	6,160	131,578
Wintrust Financial Corp.	1,992	79,780
Zions Bancorp NA	8,491	248,107
		9,720,683
Capital markets – 1.6%
Blucora, Inc. (A)	6,814	64,188
Cowen, Inc., Class A (B)	5,088	82,782
Houlihan Lokey, Inc.	8,799	519,581
Invesco, Ltd.	20,349	232,182
Janus Henderson Group PLC	9,615	208,838
Oppenheimer Holdings, Inc., Class A	1,974	44,060
Owl Rock Capital Corp.	1,248	15,051
Stifel Financial Corp.	7,281	368,127
StoneX Group, Inc. (A)	1,705	87,228
Virtus Investment Partners, Inc.	418	57,956
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Waddell & Reed Financial, Inc., Class A (B)	4,577	$67,968
		1,747,961
Consumer finance – 1.7%
Ally Financial, Inc.	22,310	559,312
Encore Capital Group, Inc. (A)	9,536	367,994
Enova International, Inc. (A)	707	11,588
EZCORP, Inc., Class A (A)	3,087	15,528
LendingClub Corp. (A)	3,292	15,505
Navient Corp.	18,244	154,162
Nelnet, Inc., Class A	2,648	159,542
Nicholas Financial, Inc. (A)	75	545
OneMain Holdings, Inc.	7,990	249,688
PRA Group, Inc. (A)	1,637	65,398
Regional Management Corp. (A)	573	9,546
Santander Consumer USA Holdings, Inc.	16,731	304,337
		1,913,145
Diversified financial services – 0.4%
Jefferies Financial Group, Inc.	3,864	69,552
Marlin Business Services Corp.	1,698	11,971
NewStar Financial, Inc. (A)(C)	5,739	583
Voya Financial, Inc.	7,710	369,540
		451,646
Insurance – 3.5%
Alleghany Corp.	91	47,361
Ambac Financial Group, Inc. (A)	1,536	19,615
American Equity Investment Life Holding Company	7,384	162,374
American National Group, Inc.	1,609	108,656
Argo Group International Holdings, Ltd.	3,091	106,423
Assured Guaranty, Ltd.	8,030	172,484
Athene Holding, Ltd., Class A (A)	10,718	365,269
Axis Capital Holdings, Ltd.	3,625	159,645
Brighthouse Financial, Inc. (A)	2,544	68,459
CNO Financial Group, Inc.	16,225	260,249
Donegal Group, Inc., Class A	2,876	40,465
Employers Holdings, Inc.	2,717	82,189
Enstar Group, Ltd. (A)	483	78,005
Everest Re Group, Ltd.	63	12,445
FBL Financial Group, Inc., Class A	3,170	152,794
FedNat Holding Company	1,090	6,889
First American Financial Corp.	439	22,349
Genworth Financial, Inc., Class A (A)	14,291	47,875
Global Indemnity Group LLC, Class A	1,190	24,740
Greenlight Capital Re, Ltd., Class A (A)	2,616	17,606
Hallmark Financial Services, Inc. (A)	4,008	10,501
Heritage Insurance Holdings, Inc.	9,978	100,977
Horace Mann Educators Corp.	3,603	120,340
Independence Holding Company	2,247	84,734
Investors Title Company	189	24,581
Lincoln National Corp.	5,755	180,304
Maiden Holdings, Ltd. (A)	7,320	8,930
MBIA, Inc. (A)	7,724	46,807
Mercury General Corp.	1,185	49,023
National General Holdings Corp.	6,267	211,511
National Western Life Group, Inc., Class A	221	40,392
Old Republic International Corp.	10,611	156,406
ProAssurance Corp.	2,100	32,844
Protective Insurance Corp., Class B	1,154	15,152
Reinsurance Group of America, Inc.	2,994	284,999
Safety Insurance Group, Inc.	612	42,283
State Auto Financial Corp.	3,787	52,109
Stewart Information Services Corp.	2,162	94,544

210

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Third Point Reinsurance, Ltd. (A)	2,292	$15,929
United Fire Group, Inc.	1,897	38,547
United Insurance Holdings Corp.	1,482	8,981
Unum Group	11,366	191,290
White Mountains Insurance Group, Ltd.	119	92,701
		3,859,777
Thrifts and mortgage finance – 1.5%
Axos Financial, Inc. (A)	1,833	42,727
Capitol Federal Financial, Inc.	12,278	113,756
ESSA Bancorp, Inc.	897	11,060
Federal Agricultural Mortgage Corp., Class C	1,163	74,037
Flagstar Bancorp, Inc.	4,596	136,179
Home Bancorp, Inc.	902	21,783
HomeStreet, Inc.	1,732	44,616
Kearny Financial Corp.	5,361	38,653
Meridian Bancorp, Inc.	1,625	16,819
Meta Financial Group, Inc.	2,595	49,876
Mr. Cooper Group, Inc. (A)	2,737	61,090
New York Community Bancorp, Inc.	28,861	238,680
Northfield Bancorp, Inc.	4,819	43,949
Northwest Bancshares, Inc.	8,845	81,374
PennyMac Financial Services, Inc.	673	39,115
Premier Financial Corp.	3,941	61,381
Provident Financial Holdings, Inc.	1,778	21,158
Provident Financial Services, Inc.	4,435	54,107
Prudential Bancorp, Inc.	1,696	17,876
Radian Group, Inc.	5,799	84,723
Riverview Bancorp, Inc.	5,483	22,754
Southern Missouri Bancorp, Inc.	1,012	23,863
Territorial Bancorp, Inc.	1,722	34,836
The Hingham Institution for Savings	106	19,504
TrustCo Bank Corp.	9,134	47,679
Walker & Dunlop, Inc.	517	27,401
Washington Federal, Inc.	2,236	46,643
Waterstone Financial, Inc.	3,099	48,004
Western New England Bancorp, Inc.	4,739	26,681
WSFS Financial Corp.	3,099	83,580
		1,633,904
		19,327,116
Health care – 13.3%
Biotechnology – 4.5%
Achillion Pharmaceuticals, Inc. (A)(C)	10,940	14,820
Aimmune Therapeutics, Inc. (A)	18,008	620,376
Albireo Pharma, Inc. (A)	9,250	308,673
Amicus Therapeutics, Inc. (A)	26,737	377,526
Anika Therapeutics, Inc. (A)	533	18,863
Arena Pharmaceuticals, Inc. (A)	6,564	490,922
Biohaven Pharmaceutical Holding Company, Ltd. (A)	7,230	470,022
Chimerix, Inc. (A)	2,352	5,856
Concert Pharmaceuticals, Inc. (A)	1,198	11,764
Emergent BioSolutions, Inc. (A)	6,478	669,372
Enanta Pharmaceuticals, Inc. (A)	400	18,312
Five Prime Therapeutics, Inc. (A)	1,389	6,528
Global Blood Therapeutics, Inc. (A)	5,541	305,531
Ligand Pharmaceuticals, Inc. (A)	163	15,537
Myriad Genetics, Inc. (A)	1,802	23,498
Oyster Point Pharma, Inc. (A)	17,055	360,031
PDL BioPharma, Inc. (A)	10,320	32,508
Prothena Corp. PLC (A)	779	7,782
Retrophin, Inc. (A)	20,272	374,221
Vanda Pharmaceuticals, Inc. (A)	814	7,863
Veracyte, Inc. (A)	13,311	432,474
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vericel Corp. (A)	20,496	$379,791
		4,952,270
Health care equipment and supplies – 3.4%
AngioDynamics, Inc. (A)	5,377	64,847
AtriCure, Inc. (A)	10,059	401,354
Avanos Medical, Inc. (A)	3,306	109,825
Cantel Medical Corp.	630	27,682
Cardiovascular Systems, Inc. (A)	10,764	423,563
CONMED Corp. (B)	855	67,263
CryoLife, Inc. (A)	17,163	317,001
Envista Holdings Corp. (A)	2,044	50,446
FONAR Corp. (A)	463	9,667
Globus Medical, Inc., Class A (A)	6,751	334,310
Haemonetics Corp. (A)	3,984	347,604
ICU Medical, Inc. (A)	1,991	363,875
Inogen, Inc. (A)	400	11,600
Integer Holdings Corp. (A)	2,433	143,571
Integra LifeSciences Holdings Corp. (A)	7,158	338,001
Invacare Corp.	3,396	25,538
Kewaunee Scientific Corp. (A)	83	742
Merit Medical Systems, Inc. (A)	1,549	67,382
Natus Medical, Inc. (A)	613	10,501
NuVasive, Inc. (A)	1,639	79,606
Orthofix Medical, Inc. (A)	541	16,847
Quidel Corp. (A)	2,178	477,810
Surgalign Holdings, Inc. (A)	4,931	8,925
Wright Medical Group NV (A)	1,158	35,365
		3,733,325
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)	10,667	314,463
Addus HomeCare Corp. (A)	824	77,876
AMN Healthcare Services, Inc. (A)	1,186	69,334
Brookdale Senior Living, Inc. (A)	14,058	35,707
Covetrus, Inc. (A)	4,275	104,310
Cross Country Healthcare, Inc. (A)	2,734	17,744
Digirad Corp. (A)	310	772
HealthEquity, Inc. (A)	8,523	437,827
LHC Group, Inc. (A)	3,089	656,598
Magellan Health, Inc. (A)	2,125	161,033
MedCath Corp. (A)(C)	3,806	1,903
MEDNAX, Inc. (A)	6,772	110,248
National HealthCare Corp.	1,628	101,441
Owens & Minor, Inc.	5,919	148,626
Patterson Companies, Inc.	4,209	101,458
Premier, Inc., Class A	2,195	72,062
Select Medical Holdings Corp. (A)	9,218	191,919
Surgery Partners, Inc. (A)	664	14,542
The Pennant Group, Inc. (A)	526	20,283
The Providence Service Corp. (A)	887	82,411
Triple-S Management Corp., Class B (A)(B)	2,760	49,321
		2,769,878
Health care technology – 0.4%
Allscripts Healthcare Solutions, Inc. (A)	9,018	73,407
Evolent Health, Inc., Class A (A)	2,142	26,582
HealthStream, Inc. (A)	1,369	27,476
HMS Holdings Corp. (A)	10,062	240,985
NextGen Healthcare, Inc. (A)	1,561	19,887
		388,337
Life sciences tools and services – 0.5%
Harvard Bioscience, Inc. (A)	6,562	19,752
Luminex Corp.	2,011	52,789

211

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Syneos Health, Inc. (A)	9,952	$529,048
		601,589
Pharmaceuticals – 2.0%
AMAG Pharmaceuticals, Inc. (A)	1,505	14,147
Amphastar Pharmaceuticals, Inc. (A)	600	11,250
Assertio Holdings, Inc. (A)	2,796	1,861
Cumberland Pharmaceuticals, Inc. (A)	956	3,069
Endo International PLC (A)	2,935	9,686
GW Pharmaceuticals PLC, ADR (A)	3,338	324,954
Horizon Therapeutics PLC (A)	6,385	495,987
Jazz Pharmaceuticals PLC (A)	914	130,327
Mallinckrodt PLC (A)(B)	6,663	6,485
Mylan NV (A)	29,965	444,381
Perrigo Company PLC	3,982	182,814
Prestige Consumer Healthcare, Inc. (A)	1,934	70,436
Supernus Pharmaceuticals, Inc. (A)	14,173	295,365
Taro Pharmaceutical Industries, Ltd. (A)	303	16,620
Zogenix, Inc. (A)	10,881	195,096
		2,202,478
		14,647,877
Industrials – 20.8%
Aerospace and defense – 0.9%
AAR Corp.	3,682	69,222
CPI Aerostructures, Inc. (A)	1,400	3,752
Cubic Corp.	2,425	141,062
Curtiss-Wright Corp.	1,375	128,233
Ducommun, Inc. (A)	1,674	55,108
Hexcel Corp.	1,878	63,007
Kaman Corp.	2,106	82,071
Maxar Technologies, Inc.	1,000	24,940
Moog, Inc., Class A	1,748	111,050
National Presto Industries, Inc.	244	19,974
Park Aerospace Corp.	2,083	22,746
SIFCO Industries, Inc. (A)	1,000	3,680
Spirit AeroSystems Holdings, Inc., Class A	477	9,020
Textron, Inc.	7,688	277,460
Vectrus, Inc. (A)	608	23,104
		1,034,429
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	855	21,426
Atlas Air Worldwide Holdings, Inc. (A)	2,943	179,229
Echo Global Logistics, Inc. (A)	2,257	58,163
Forward Air Corp.	1,054	60,479
Hub Group, Inc., Class A (A)	3,395	170,412
Radiant Logistics, Inc. (A)	1,875	9,638
XPO Logistics, Inc. (A)	3,657	309,602
		808,949
Airlines – 0.8%
Alaska Air Group, Inc.	8,419	308,388
Allegiant Travel Company	507	60,739
Copa Holdings SA, Class A	905	45,558
Hawaiian Holdings, Inc.	2,263	29,170
JetBlue Airways Corp. (A)	22,422	254,041
SkyWest, Inc.	4,337	129,503
Spirit Airlines, Inc. (A)(B)	5,299	85,314
		912,713
Building products – 1.6%
American Woodmark Corp. (A)	501	39,349
Apogee Enterprises, Inc.	1,785	38,145
Armstrong Flooring, Inc. (A)	1,831	6,317
Builders FirstSource, Inc. (A)	2,150	70,133
Gibraltar Industries, Inc. (A)	10,886	709,114
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Griffon Corp.	3,371	$65,869
Insteel Industries, Inc.	1,989	37,194
JELD-WEN Holding, Inc. (A)	8,190	185,094
Masonite International Corp. (A)	1,546	152,126
Owens Corning	1,189	81,815
Patrick Industries, Inc.	200	11,504
PGT Innovations, Inc. (A)	784	13,736
Quanex Building Products Corp.	3,929	72,451
Resideo Technologies, Inc. (A)	4,444	48,884
UFP Industries, Inc.	4,551	257,177
		1,788,908
Commercial services and supplies – 1.9%
ABM Industries, Inc.	6,128	224,652
ACCO Brands Corp.	7,990	46,342
Acme United Corp.	733	16,880
ADT, Inc.	12,982	106,063
Brady Corp., Class A	874	34,977
BrightView Holdings, Inc. (A)	3,362	38,327
CECO Environmental Corp. (A)	1,395	10,170
Civeo Corp. (A)	8,078	5,453
Clean Harbors, Inc. (A)	2,053	115,030
Ennis, Inc.	2,608	45,484
Harsco Corp. (A)	1,730	24,064
Heritage-Crystal Clean, Inc. (A)	1,877	25,058
Herman Miller, Inc.	533	16,075
HNI Corp.	980	30,752
KAR Auction Services, Inc.	3,034	43,690
Kimball International, Inc., Class B	966	10,182
Matthews International Corp., Class A	1,190	26,608
McGrath RentCorp	2,300	137,057
NL Industries, Inc.	3,260	13,855
PICO Holdings, Inc. (A)	2,493	22,337
Ritchie Brothers Auctioneers, Inc.	13,464	797,715
SP Plus Corp. (A)	1,277	22,922
Steelcase, Inc., Class A	4,596	46,466
Team, Inc. (A)	2,106	11,583
UniFirst Corp.	441	83,512
Viad Corp.	1,664	34,661
Virco Manufacturing Corp. (A)	1,200	2,580
VSE Corp.	1,368	41,916
		2,034,411
Construction and engineering – 1.8%
Aegion Corp. (A)	3,021	42,687
Ameresco, Inc., Class A (A)	4,187	139,846
Arcosa, Inc. (B)	4,310	190,028
Argan, Inc.	604	25,314
Comfort Systems USA, Inc.	400	20,604
Dycom Industries, Inc. (A)	4,173	220,418
EMCOR Group, Inc.	1,077	72,924
Fluor Corp.	4,059	35,760
Granite Construction, Inc.	4,459	78,523
Great Lakes Dredge & Dock Corp. (A)	8,200	77,982
IES Holdings, Inc. (A)	237	7,529
MasTec, Inc. (A)	4,355	183,781
MYR Group, Inc. (A)	2,043	75,959
Northwest Pipe Company (A)	1,706	45,141
NV5 Global, Inc. (A)	290	15,303
Orion Group Holdings, Inc. (A)	4,263	11,723
Primoris Services Corp.	3,474	62,671
Quanta Services, Inc.	6,258	330,798
Sterling Construction Company, Inc. (A)	2,528	35,796
Tutor Perini Corp. (A)	4,867	54,170
Valmont Industries, Inc.	493	61,221

212

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
WillScot Mobile Mini Holdings Corp. (A)	9,684	$161,529
		1,949,707
Electrical equipment – 1.0%
Acuity Brands, Inc.	150	15,353
AZZ, Inc.	1,638	55,889
Encore Wire Corp.	2,149	99,757
EnerSys	563	37,789
LSI Industries, Inc.	4,131	27,884
nVent Electric PLC	4,483	79,304
Powell Industries, Inc.	1,244	30,018
Preformed Line Products Company	984	47,940
Regal Beloit Corp.	2,554	239,744
Sensata Technologies Holding PLC (A)	5,978	257,891
Thermon Group Holdings, Inc. (A)	14,160	159,017
Ultralife Corp. (A)	1,984	11,706
		1,062,292
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	2,110	258,201
Machinery – 5.8%
AGCO Corp.	3,829	284,380
Alamo Group, Inc.	4,975	537,449
Albany International Corp., Class A	1,064	52,679
Altra Industrial Motion Corp.	790	29,206
Astec Industries, Inc.	2,911	157,922
Barnes Group, Inc.	2,872	102,645
Chart Industries, Inc. (A)	2,822	198,302
CIRCOR International, Inc. (A)	1,614	44,143
Colfax Corp. (A)	8,935	280,202
Columbus McKinnon Corp.	2,578	85,332
Crane Company	1,471	73,741
EnPro Industries, Inc.	503	28,374
ESCO Technologies, Inc.	2,085	167,968
Federal Signal Corp.	4,369	127,793
Franklin Electric Company, Inc.	1,445	85,009
FreightCar America, Inc. (A)	735	1,676
Gates Industrial Corp. PLC (A)	4,373	48,628
Gencor Industries, Inc. (A)	2,100	23,163
Graham Corp.	333	4,252
Helios Technologies, Inc.	4,532	164,965
Hillenbrand, Inc.	417	11,826
Hurco Companies, Inc.	1,054	29,934
Hyster-Yale Materials Handling, Inc.	970	36,036
ITT, Inc.	1,509	89,106
John Bean Technologies Corp.	3,736	343,301
Kadant, Inc.	218	23,897
Kennametal, Inc.	1,872	54,176
LB Foster Company, Class A (A)	1,699	22,801
Lydall, Inc. (A)	338	5,591
Miller Industries, Inc.	1,706	52,152
Mueller Industries, Inc.	854	23,109
Mueller Water Products, Inc., Class A	1,896	19,699
NN, Inc. (A)	2,376	12,260
Oshkosh Corp.	2,932	215,502
Park-Ohio Holdings Corp.	749	12,036
Perma-Pipe International Holdings, Inc. (A)	1,100	6,215
RBC Bearings, Inc. (A)	3,541	429,205
Rexnord Corp.	4,614	137,682
Snap-on, Inc.	2,258	332,220
SPX FLOW, Inc. (A)	2,346	100,456
Terex Corp.	1,593	30,840
The Eastern Company	1,471	28,714
The Gorman-Rupp Company	826	24,334
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Greenbrier Companies, Inc.	3,369	$99,049
The LS Starrett Company, Class A (A)	1,530	4,514
The Manitowoc Company, Inc. (A)	2,882	24,238
The Middleby Corp. (A)	2,184	195,927
The Shyft Group, Inc.	32,344	610,655
The Timken Company	3,006	162,985
Titan International, Inc.	3,936	11,375
TriMas Corp. (A)	1,856	42,317
Trinity Industries, Inc.	11,867	231,407
Twin Disc, Inc. (A)	1,650	8,349
Wabash National Corp.	3,712	44,396
Woodward, Inc.	4,817	386,131
		6,360,264
Marine – 0.2%
Costamare, Inc.	3,754	22,787
Eagle Bulk Shipping, Inc. (A)	393	6,433
Genco Shipping & Trading, Ltd.	1,028	7,093
Kirby Corp. (A)	2,094	75,740
Matson, Inc.	3,414	136,867
Scorpio Bulkers, Inc.	512	7,250
		256,170
Professional services – 1.9%
Acacia Research Corp. (A)	2,172	7,537
ASGN, Inc. (A)	1,215	77,225
CBIZ, Inc. (A)	5,471	125,122
CRA International, Inc.	1,251	46,875
Exponent, Inc.	7,083	510,188
Forrester Research, Inc. (A)	8,089	265,238
FTI Consulting, Inc. (A)	1,800	190,746
GP Strategies Corp. (A)	1,125	10,845
Heidrick & Struggles International, Inc.	1,972	38,750
Hill International, Inc. (A)	3,275	4,323
Huron Consulting Group, Inc. (A)	1,611	63,361
ICF International, Inc.	1,629	100,232
InnerWorkings, Inc. (A)	3,056	9,137
Kelly Services, Inc., Class A	4,330	73,783
Korn Ferry	4,157	120,553
ManpowerGroup, Inc.	2,277	166,972
Mistras Group, Inc. (A)	1,232	4,817
Nielsen Holdings PLC	14,162	200,817
RCM Technologies, Inc. (A)	300	417
Resources Connection, Inc.	4,120	47,586
TrueBlue, Inc. (A)	2,519	39,019
		2,103,543
Road and rail – 1.7%
AMERCO	819	291,548
ArcBest Corp.	3,042	94,485
Covenant Logistics Group, Inc. (A)	1,513	26,462
Heartland Express, Inc.	1,076	20,014
Hertz Global Holdings, Inc. (A)(B)	5,103	5,664
Knight-Swift Transportation Holdings, Inc.	12,165	495,116
Marten Transport, Ltd.	9,055	147,778
P.A.M. Transportation Services, Inc. (A)	675	25,380
Patriot Transportation Holding, Inc.	450	3,951
Ryder System, Inc.	4,239	179,055
Saia, Inc. (A)	1,605	202,455
Schneider National, Inc., Class B	2,862	70,777
USA Truck, Inc. (A)	1,375	12,994
Werner Enterprises, Inc.	5,765	242,072
		1,817,751
Trading companies and distributors – 2.2%
Air Lease Corp.	9,283	273,106
Applied Industrial Technologies, Inc.	205	11,296

213

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Beacon Roofing Supply, Inc. (A)	3,611	$112,194
BMC Stock Holdings, Inc. (A)	2,274	97,395
CAI International, Inc.	1,738	47,847
DXP Enterprises, Inc. (A)	967	15,598
GATX Corp.	3,186	203,108
Houston Wire & Cable Company (A)	3,039	7,598
Lawson Products, Inc. (A)	591	24,249
MRC Global, Inc. (A)	2,745	11,749
MSC Industrial Direct Company, Inc., Class A	1,134	71,760
NOW, Inc. (A)	9,114	41,378
Rush Enterprises, Inc., Class A	2,247	113,563
Rush Enterprises, Inc., Class B	1,545	68,444
SiteOne Landscape Supply, Inc. (A)	5,839	712,066
Textainer Group Holdings, Ltd. (A)	1,991	28,193
Titan Machinery, Inc. (A)	2,816	37,256
Transcat, Inc. (A)	1,532	44,888
Triton International, Ltd. (B)	5,687	231,290
Univar Solutions, Inc. (A)	3,749	63,283
Veritiv Corp. (A)	889	11,255
WESCO International, Inc. (A)	4,087	179,910
Willis Lease Finance Corp. (A)	406	7,491
		2,414,917
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	4,124	110,894
		22,913,149
Information technology – 13.0%
Communications equipment – 1.0%
ADTRAN, Inc.	5,269	54,034
BK Technologies Corp.	2,100	6,132
CalAmp Corp. (A)	900	6,471
Calix, Inc. (A)	1,577	28,039
Communications Systems, Inc.	1,800	6,894
Comtech Telecommunications Corp.	3,221	45,094
Digi International, Inc. (A)	4,013	62,723
EchoStar Corp., Class A (A)	4,430	110,263
Harmonic, Inc. (A)	4,356	24,306
InterDigital, Inc.	1,773	101,167
NETGEAR, Inc. (A)	3,391	104,511
NetScout Systems, Inc. (A)	5,458	119,148
Optical Cable Corp. (A)	931	2,877
Ribbon Communications, Inc. (A)	1,083	4,191
TESSCO Technologies, Inc.	1,750	9,398
Viavi Solutions, Inc. (A)	32,152	377,143
		1,062,391
Electronic equipment, instruments and components – 3.7%
ADDvantage Technologies Group, Inc. (A)	428	822
Arlo Technologies, Inc. (A)	6,715	35,321
Arrow Electronics, Inc. (A)	7,383	580,747
Avnet, Inc.	9,371	242,147
Bel Fuse, Inc., Class B	1,641	17,526
Belden, Inc.	1,539	47,894
Benchmark Electronics, Inc.	3,813	76,832
CTS Corp.	3,310	72,919
Daktronics, Inc.	3,929	15,559
ePlus, Inc. (A)	950	69,540
Fabrinet (A)	3,124	196,906
Flex, Ltd. (A)	22,654	252,366
Frequency Electronics, Inc. (A)	1,783	18,026
Insight Enterprises, Inc. (A)	2,944	166,572
Jabil, Inc.	9,420	322,729
Key Tronic Corp. (A)	1,900	18,715
Kimball Electronics, Inc. (A)	3,614	41,778
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Knowles Corp. (A)(B)	6,866	$102,303
Methode Electronics, Inc.	1,177	33,545
MTS Systems Corp.	626	11,963
OSI Systems, Inc. (A)	1,047	81,258
PC Connection, Inc.	2,691	110,492
Plexus Corp. (A)	3,089	218,176
RF Industries, Ltd.	120	533
Richardson Electronics, Ltd.	2,384	9,941
Rogers Corp. (A)	3,612	354,193
Sanmina Corp. (A)	5,879	159,027
ScanSource, Inc. (A)	2,542	50,408
SYNNEX Corp.	3,306	463,038
TTM Technologies, Inc. (A)	9,753	111,282
Vishay Intertechnology, Inc.	10,845	168,857
Vishay Precision Group, Inc. (A)	1,686	42,690
		4,094,105
IT services – 1.9%
CACI International, Inc., Class A (A)	2,822	601,538
Conduent, Inc. (A)	5,456	17,350
DXC Technology Company	3,152	56,263
Endava PLC, ADR (A)	5,509	347,893
KBR, Inc.	6,509	145,541
ManTech International Corp., Class A	2,267	156,151
Perficient, Inc. (A)	2,608	111,466
Sykes Enterprises, Inc. (A)	3,751	128,322
Virtusa Corp. (A)	10,129	497,942
		2,062,466
Semiconductors and semiconductor equipment – 3.1%
Alpha & Omega Semiconductor, Ltd. (A)	3,869	49,601
Amkor Technology, Inc. (A)(B)	19,605	219,576
Amtech Systems, Inc. (A)	2,404	11,756
Axcelis Technologies, Inc. (A)(B)	3,360	73,920
AXT, Inc. (A)	4,229	25,881
Brooks Automation, Inc.	2,105	97,377
Cabot Microelectronics Corp.	2,083	297,473
Cohu, Inc. (B)	3,425	58,842
Diodes, Inc. (A)	3,753	211,857
DSP Group, Inc. (A)	1,726	22,749
Entegris, Inc.	6,510	483,953
First Solar, Inc. (A)	3,156	208,927
FormFactor, Inc. (A)	1,299	32,384
GSI Technology, Inc. (A)	3,507	19,779
Kulicke & Soffa Industries, Inc.	5,571	124,790
MACOM Technology Solutions Holdings, Inc. (A)(B)	9,929	337,685
NeoPhotonics Corp. (A)	3,808	23,191
ON Semiconductor Corp. (A)	11,069	240,087
Onto Innovation, Inc. (A)	1,739	51,787
PDF Solutions, Inc. (A)	2,193	41,031
Photronics, Inc. (A)	9,102	90,656
Power Integrations, Inc.	5,764	319,326
Rambus, Inc. (A)	4,286	58,675
Silicon Laboratories, Inc. (A)	2,619	256,269
Ultra Clean Holdings, Inc. (A)	2,706	58,071
Veeco Instruments, Inc. (A)	2,996	34,963
		3,450,606
Software – 3.0%
Aware, Inc. (A)	2,160	5,832
Bottomline Technologies DE, Inc. (A)	5,161	217,588
Cerence, Inc. (A)	8,629	421,699
Ebix, Inc. (B)	954	19,652
j2 Global, Inc. (A)	1,962	135,810
Mimecast, Ltd. (A)	13,674	641,584

214

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
OneSpan, Inc. (A)	1,048	$21,966
Paylocity Holding Corp. (A)	4,820	778,044
Rapid7, Inc. (A)	9,500	581,780
The Descartes Systems Group, Inc. (A)	6,901	393,219
Verint Systems, Inc. (A)	402	19,368
Xperi Holding Corp.	4,859	55,830
		3,292,372
Technology hardware, storage and peripherals – 0.3%
AstroNova, Inc.	1,439	11,541
Stratasys, Ltd. (A)(B)	2,906	36,238
Super Micro Computer, Inc. (A)	4,794	126,562
Xerox Holdings Corp.	8,939	167,785
		342,126
		14,304,066
Materials – 6.8%
Chemicals – 3.4%
AdvanSix, Inc. (A)	895	11,528
American Vanguard Corp.	2,118	27,831
Ashland Global Holdings, Inc.	2,215	157,088
Avient Corp.	15,350	406,161
Balchem Corp.	4,262	416,099
Cabot Corp.	1,518	54,694
CF Industries Holdings, Inc.	10,098	310,110
Core Molding Technologies, Inc. (A)	1,000	8,860
Element Solutions, Inc. (A)	14,525	152,658
Ferro Corp. (A)	1,600	19,840
Flotek Industries, Inc. (A)	1,771	4,799
FutureFuel Corp.	4,276	48,618
GCP Applied Technologies, Inc. (A)	1,786	37,417
Hawkins, Inc.	730	33,653
HB Fuller Company	3,426	156,842
Huntsman Corp.	15,185	337,259
Innospec, Inc.	1,994	126,260
Intrepid Potash, Inc. (A)	504	4,254
Kraton Corp. (A)	3,085	54,975
Kronos Worldwide, Inc.	1,438	18,493
LSB Industries, Inc. (A)	567	919
Minerals Technologies, Inc.	2,502	127,852
Olin Corp.	6,642	82,228
PQ Group Holdings, Inc. (A)	2,944	30,205
Quaker Chemical Corp.	1,795	322,579
Rayonier Advanced Materials, Inc. (A)	800	2,560
Sensient Technologies Corp.	849	49,021
Stepan Company	1,533	167,097
The Mosaic Company	7,882	144,004
Trecora Resources (A)	2,774	17,032
Tredegar Corp.	1,654	24,595
Trinseo SA	940	24,102
Tronox Holdings PLC, Class A	4,982	39,208
Westlake Chemical Corp.	5,483	346,635
		3,765,476
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	6,168	102,019
U.S. Concrete, Inc. (A)	268	7,783
United States Lime & Minerals, Inc.	686	61,809
		171,611
Containers and packaging – 0.9%
Graphic Packaging Holding Company	12,264	172,800
Greif, Inc., Class A	1,678	60,760
Greif, Inc., Class B	498	19,661
Sonoco Products Company	1,795	91,671
Westrock Company	17,454	606,352
		951,244
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining – 1.9%
Alcoa Corp. (A)	9,078	$105,577
Allegheny Technologies, Inc. (A)	5,052	44,053
Ampco-Pittsburgh Corp. (A)	1,644	5,409
Carpenter Technology Corp. (B)	4,255	77,271
Century Aluminum Company (A)	6,579	46,842
Coeur Mining, Inc. (A)	5,562	41,048
Commercial Metals Company	7,031	140,479
Ferroglobe PLC (A)	3,057	2,045
Friedman Industries, Inc.	1,511	8,764
Haynes International, Inc.	458	7,827
Hecla Mining Company	35,139	178,506
Materion Corp.	2,348	122,166
Nexa Resources SA	900	4,761
Olympic Steel, Inc.	2,383	27,071
Reliance Steel & Aluminum Company	5,192	529,792
Schnitzer Steel Industries, Inc., Class A	4,262	81,958
Steel Dynamics, Inc.	13,028	372,992
SunCoke Energy, Inc.	6,433	22,001
Synalloy Corp. (A)	2,039	11,255
TimkenSteel Corp. (A)	2,689	9,546
United States Steel Corp. (B)	9,180	67,381
Universal Stainless & Alloy Products, Inc. (A)	1,562	8,575
Warrior Met Coal, Inc.	3,785	64,648
Worthington Industries, Inc.	3,622	147,705
		2,127,672
Paper and forest products – 0.5%
Boise Cascade Company	2,384	95,169
Clearwater Paper Corp. (A)	1,597	60,590
Domtar Corp.	5,313	139,573
Mercer International, Inc.	8,558	56,483
Neenah, Inc.	193	7,232
P.H. Glatfelter Company	4,610	63,480
Resolute Forest Products, Inc. (A)	9,682	43,375
Schweitzer-Mauduit International, Inc.	1,971	59,899
Verso Corp., Class A	1,405	11,085
		536,886
		7,552,889
Real estate – 2.0%
Equity real estate investment trusts – 1.4%
Easterly Government Properties, Inc.	13,540	303,431
QTS Realty Trust, Inc., Class A	10,230	644,695
STAG Industrial, Inc.	19,107	582,572
		1,530,698
Real estate management and development – 0.6%
CTO Realty Growth, Inc.	178	7,850
Cushman & Wakefield PLC (A)	5,999	63,049
Forestar Group, Inc. (A)	695	12,302
FRP Holdings, Inc. (A)	722	30,086
Griffin Industrial Realty, Inc.	892	47,677
Jones Lang LaSalle, Inc.	2,871	274,640
Marcus & Millichap, Inc. (A)	1,253	34,483
Rafael Holdings, Inc., Class B (A)	500	7,750
RE/MAX Holdings, Inc., Class A	493	16,136
Realogy Holdings Corp. (A)	9,825	92,748
Stratus Properties, Inc. (A)	1,025	22,099
Tejon Ranch Company (A)	1,709	24,182
The Howard Hughes Corp. (A)	447	25,747
The St. Joe Company (A)	1,296	26,736
		685,485
		2,216,183
Utilities – 0.4%

215

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers – 0.4%
Brookfield Renewable Corp., Class A	1,488	$87,197
Ormat Technologies, Inc.	720	42,559
Vistra Corp.	19,234	362,753
		492,509
TOTAL COMMON STOCKS (Cost $114,536,694)		$109,332,951
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Internet and direct marketing retail – 0.1%
Qurate Retail, Inc., 8.000%	615	60,578
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	42,196
TOTAL PREFERRED SECURITIES (Cost $134,945)		$102,774
SHORT-TERM INVESTMENTS – 2.9%
Short-term funds – 2.9%
John Hancock Collateral Trust, 0.2185% (D)(E)	229,498	2,297,257
State Street Institutional Treasury Money Market Fund, Premier Class, 0.0237% (D)	628,028	628,028
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (D)	330,522	330,522
TOTAL SHORT-TERM INVESTMENTS (Cost $3,255,927)		$3,255,807
Total Investments (Small Cap Opportunities Trust) (Cost $117,927,566) – 102.1%		$112,691,532
Other assets and liabilities, net – (2.1%)		(2,355,747)
TOTAL NET ASSETS – 100.0%		$110,335,785
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $2,238,000.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 9-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 2.3%
Diversified telecommunication services – 1.6%
Bandwidth, Inc., Class A (A)(B)	29,494	$5,148,768
Media – 0.7%
Cardlytics, Inc. (A)(B)	35,027	2,471,855
		7,620,623
Consumer discretionary – 20.1%
Auto components – 0.9%
Fox Factory Holding Corp. (A)	41,784	3,105,805
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles – 1.2%
Thor Industries, Inc.	41,882	$3,989,679
Diversified consumer services – 1.5%
Chegg, Inc. (A)	70,628	5,045,664
Hotels, restaurants and leisure – 3.6%
DraftKings, Inc. (A)(C)	101,820	5,940,860
Penn National Gaming, Inc. (A)(B)	57,478	4,178,651
Planet Fitness, Inc., Class A (A)	29,030	1,788,829
		11,908,340
Household durables – 3.7%
Cavco Industries, Inc. (A)	18,354	3,309,410
Century Communities, Inc. (A)	58,748	2,486,803
iRobot Corp. (A)(B)	27,426	2,081,633
Skyline Champion Corp. (A)	163,902	4,387,657
		12,265,503
Leisure products – 3.1%
BRP, Inc.	61,603	3,254,681
Polaris, Inc.	35,488	3,347,938
YETI Holdings, Inc. (A)	79,269	3,592,471
		10,195,090
Multiline retail – 1.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	47,053	4,110,080
Specialty retail – 3.0%
Five Below, Inc. (A)	44,294	5,625,338
Floor & Decor Holdings, Inc., Class A (A)	58,227	4,355,380
		9,980,718
Textiles, apparel and luxury goods – 1.9%
Steven Madden, Ltd.	91,350	1,781,325
Wolverine World Wide, Inc.	180,303	4,659,030
		6,440,355
		67,041,234
Consumer staples – 0.7%
Beverages – 0.7%
The Boston Beer Company, Inc., Class A (A)	2,697	2,382,422
Financials – 6.0%
Banks – 1.7%
Sterling Bancorp	260,909	2,744,763
Western Alliance Bancorp	94,121	2,976,106
		5,720,869
Capital markets – 1.9%
Ares Management Corp., Class A	67,838	2,742,012
BowX Acquisition Corp. (A)	222,900	2,286,954
Hamilton Lane, Inc., Class A	19,495	1,259,182
		6,288,148
Consumer finance – 0.9%
PRA Group, Inc. (A)	74,091	2,959,935
Insurance – 0.6%
James River Group Holdings, Ltd.	43,446	1,934,650
Mortgage real estate investment trusts – 0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	70,770	2,991,448
		19,895,050
Health care – 26.5%
Biotechnology – 14.0%
Acceleron Pharma, Inc. (A)	18,488	2,080,455
Allakos, Inc. (A)(B)	25,541	2,080,314
ALX Oncology Holdings, Inc. (A)(B)	79,200	2,989,008
Amicus Therapeutics, Inc. (A)	209,998	2,965,172
Apellis Pharmaceuticals, Inc. (A)(B)	39,629	1,195,607

216

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arena Pharmaceuticals, Inc. (A)	25,615	$1,915,746
Ascendis Pharma A/S, ADR (A)	14,250	2,199,060
Blueprint Medicines Corp. (A)(B)	23,111	2,142,390
ChemoCentryx, Inc. (A)	32,735	1,793,878
Constellation Pharmaceuticals, Inc. (A)	56,479	1,144,265
Freeline Therapeutics Holdings PLC, ADR (A)	67,401	1,052,130
Global Blood Therapeutics, Inc. (A)	34,928	1,925,930
Heron Therapeutics, Inc. (A)(B)	130,340	1,931,639
ImmunoGen, Inc. (A)(B)	322,465	1,160,874
Iovance Biotherapeutics, Inc. (A)(B)	58,808	1,935,959
Kodiak Sciences, Inc. (A)(B)	45,140	2,672,739
Mersana Therapeutics, Inc. (A)	71,658	1,334,272
Mirati Therapeutics, Inc. (A)(B)	18,228	3,026,759
PTC Therapeutics, Inc. (A)	49,183	2,299,305
RAPT Therapeutics, Inc. (A)	32,788	1,055,774
Turning Point Therapeutics, Inc. (A)	31,130	2,719,517
UroGen Pharma, Ltd. (A)(B)	73,921	1,425,936
Y-mAbs Therapeutics, Inc. (A)	92,203	3,539,673
		46,586,402
Health care equipment and supplies – 5.5%
Globus Medical, Inc., Class A (A)	66,910	3,313,383
Hill-Rom Holdings, Inc.	27,969	2,335,691
Insulet Corp. (A)(B)	20,761	4,911,845
Novocure, Ltd. (A)	17,617	1,960,948
Tandem Diabetes Care, Inc. (A)	52,483	5,956,821
		18,478,688
Health care providers and services – 2.0%
1Life Healthcare, Inc. (A)(B)	46,121	1,307,992
LHC Group, Inc. (A)	24,770	5,265,111
		6,573,103
Health care technology – 1.5%
Health Catalyst, Inc. (A)(B)	88,242	3,229,657
Omnicell, Inc. (A)(B)	22,913	1,710,685
		4,940,342
Life sciences tools and services – 1.3%
Medpace Holdings, Inc. (A)	19,541	2,183,707
NanoString Technologies, Inc. (A)(B)	46,656	2,085,523
		4,269,230
Pharmaceuticals – 2.2%
MyoKardia, Inc. (A)	31,814	4,337,203
Reata Pharmaceuticals, Inc., Class A (A)(B)	9,271	903,181
Revance Therapeutics, Inc. (A)	86,925	2,185,295
		7,425,679
		88,273,444
Industrials – 18.3%
Aerospace and defense – 2.0%
Axon Enterprise, Inc. (A)	23,569	2,137,708
Curtiss-Wright Corp.	47,496	4,429,469
		6,567,177
Building products – 2.5%
Advanced Drainage Systems, Inc.	90,879	5,674,485
Gibraltar Industries, Inc. (A)	42,490	2,767,799
		8,442,284
Commercial services and supplies – 1.6%
Tetra Tech, Inc.	55,581	5,307,986
Construction and engineering – 2.4%
Argan, Inc. (B)	73,414	3,076,781
Comfort Systems USA, Inc.	98,893	5,093,978
		8,170,759
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery – 5.7%
Chart Industries, Inc. (A)	38,155	$2,681,152
ITT, Inc.	81,653	4,821,610
Kennametal, Inc.	108,913	3,151,942
Kornit Digital, Ltd. (A)	45,418	2,946,266
Rexnord Corp.	177,121	5,285,291
		18,886,261
Professional services – 1.1%
TriNet Group, Inc. (A)	60,430	3,584,708
Road and rail – 1.1%
Saia, Inc. (A)	28,137	3,549,201
Trading companies and distributors – 1.9%
BMC Stock Holdings, Inc. (A)	89,212	3,820,950
Rush Enterprises, Inc., Class A	53,719	2,714,958
		6,535,908
		61,044,284
Information technology – 20.5%
Communications equipment – 0.6%
Lumentum Holdings, Inc. (A)	27,445	2,061,943
Electronic equipment, instruments and components – 1.9%
II-VI, Inc. (A)(B)	77,662	3,149,971
Novanta, Inc. (A)	32,088	3,380,150
		6,530,121
IT services – 2.9%
Endava PLC, ADR (A)	39,171	2,473,649
LiveRamp Holdings, Inc. (A)	73,938	3,827,770
Perficient, Inc. (A)	77,036	3,292,519
		9,593,938
Semiconductors and semiconductor equipment – 4.8%
ACM Research, Inc., Class A (A)(B)	30,663	2,118,813
Entegris, Inc.	34,288	2,548,970
First Solar, Inc. (A)	54,549	3,611,144
MKS Instruments, Inc.	28,889	3,155,545
Tower Semiconductor, Ltd. (A)	253,499	4,618,752
		16,053,224
Software – 10.3%
2U, Inc. (A)(B)	61,216	2,072,774
Digital Turbine, Inc. (A)	86,139	2,820,191
Five9, Inc. (A)(B)	28,431	3,686,932
HubSpot, Inc. (A)	12,085	3,531,600
j2 Global, Inc. (A)(B)	39,158	2,710,517
Manhattan Associates, Inc. (A)	37,114	3,544,016
Mimecast, Ltd. (A)	52,509	2,463,722
Pagerduty, Inc. (A)(B)	84,234	2,283,584
Paylocity Holding Corp. (A)	19,315	3,117,827
Q2 Holdings, Inc. (A)	34,122	3,113,974
Rapid7, Inc. (A)(B)	79,521	4,869,866
		34,215,003
		68,454,229
Materials – 0.8%
Chemicals – 0.8%
Ingevity Corp. (A)	52,807	2,610,778
Real estate – 1.6%
Equity real estate investment trusts – 0.8%
Essential Properties Realty Trust, Inc.	148,718	2,724,514
Real estate management and development – 0.8%
Redfin Corp. (A)	50,779	2,535,395
		5,259,909
TOTAL COMMON STOCKS (Cost $259,716,676)		$322,581,973

217

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.3%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series D (A)(C)(D)	26,954	$1,082,203
Information technology – 0.4%
Software – 0.4%
MarkLogic Corp., Series F (A)(C)(D)	153,423	1,397,684
TOTAL PREFERRED SECURITIES (Cost $3,015,165)		$2,479,887
EXCHANGE-TRADED FUNDS – 1.3%
iShares Russell 2000 Growth ETF (B)	19,381	4,293,279
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,213,378)		$4,293,279
SHORT-TERM INVESTMENTS – 15.8%
Short-term funds – 14.3%
John Hancock Collateral Trust, 0.2185% (E)(F)	4,762,541	47,672,564
Repurchase agreement – 1.5%
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-20 at 0.060% to be repurchased at $5,200,009 on 10-1-20, collateralized by $127,536 Federal Home Loan Mortgage Corp., 4.000% due 10-1-31 (valued at $139,485), $1,439,175 Federal National Mortgage Association, 3.500% due 3-1-43 (valued at $1,594,759), $400 U.S. Treasury Bonds, 7.125% - 7.500% due 2-15-23 to 11-15-24 (valued at $501) and $3,482,000 U.S. Treasury Notes, 0.125% - 2.625% due 7-15-21 to 5-31-25 (valued at $3,569,255)	$5,200,000	5,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $52,875,832)		$52,872,564
Total Investments (Small Cap Stock Trust) (Cost $319,821,051) – 114.6%		$382,227,703
Other assets and liabilities, net – (14.6%)		(48,834,510)
TOTAL NET ASSETS – 100.0%		$333,393,193
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $46,532,786.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Consumer discretionary – 8.8%
Auto components – 2.7%
Cooper Tire & Rubber Company	151,730	$4,809,841
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Gentherm, Inc. (A)	109,679	$4,485,871
		9,295,712
Hotels, restaurants and leisure – 1.0%
Aramark	28,910	764,670
Wyndham Hotels & Resorts, Inc.	52,860	2,669,430
		3,434,100
Household durables – 2.9%
Helen of Troy, Ltd. (A)	19,110	3,698,167
TRI Pointe Group, Inc. (A)	338,915	6,147,918
		9,846,085
Specialty retail – 0.8%
Monro, Inc.	64,610	2,621,228
Textiles, apparel and luxury goods – 1.4%
Kontoor Brands, Inc.	203,950	4,935,590
		30,132,715
Consumer staples – 5.1%
Beverages – 0.9%
C&C Group PLC	1,189,581	3,008,186
Food products – 1.8%
Cranswick PLC	121,871	5,703,117
Post Holdings, Inc. (A)	5,065	435,590
		6,138,707
Household products – 2.4%
Spectrum Brands Holdings, Inc.	146,615	8,380,513
		17,527,406
Energy – 3.9%
Energy equipment and services – 1.6%
Bristow Group, Inc. (A)	75,244	1,598,935
SEACOR Holdings, Inc. (A)	139,603	4,059,655
		5,658,590
Oil, gas and consumable fuels – 2.3%
Dorian LPG, Ltd. (A)	396,343	3,174,707
Kosmos Energy, Ltd.	1,159,350	1,131,062
Magnolia Oil & Gas Corp., Class A (A)(B)	522,470	2,701,170
Scorpio Tankers, Inc. (B)	80,762	894,035
		7,900,974
		13,559,564
Financials – 18.2%
Banks – 11.2%
1st Source Corp.	103,875	3,203,505
Atlantic Union Bankshares Corp.	191,190	4,085,730
Banc of California, Inc.	418,234	4,232,528
First Busey Corp.	231,863	3,684,303
First Midwest Bancorp, Inc.	400,076	4,312,819
Flushing Financial Corp.	286,186	3,010,677
Great Western Bancorp, Inc.	252,276	3,140,836
Hancock Whitney Corp.	169,575	3,189,706
International Bancshares Corp.	196,219	5,113,467
Synovus Financial Corp.	190,058	4,023,528
Webster Financial Corp.	11,665	308,073
		38,305,172
Capital markets – 1.2%
Solar Capital, Ltd.	269,494	4,271,480
Insurance – 4.8%
Alleghany Corp.	1,683	875,917
Argo Group International Holdings, Ltd.	35,110	1,208,837
Assured Guaranty, Ltd.	116,670	2,506,072
Kemper Corp.	102,805	6,870,458
Reinsurance Group of America, Inc.	5,700	542,583

218

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd.	5,830	$4,541,570
		16,545,437
Thrifts and mortgage finance – 1.0%
Northwest Bancshares, Inc.	369,415	3,398,618
		62,520,707
Health care – 3.7%
Health care equipment and supplies – 1.5%
Lantheus Holdings, Inc. (A)	290,830	3,684,816
Natus Medical, Inc. (A)	92,495	1,584,439
		5,269,255
Health care providers and services – 0.5%
AMN Healthcare Services, Inc. (A)	29,460	1,722,232
Health care technology – 1.7%
Allscripts Healthcare Solutions, Inc. (A)	715,352	5,822,965
		12,814,452
Industrials – 28.4%
Aerospace and defense – 1.0%
Hexcel Corp.	97,950	3,286,223
Air freight and logistics – 0.4%
Forward Air Corp.	21,495	1,233,383
Building products – 3.8%
American Woodmark Corp. (A)	85,270	6,697,106
Tyman PLC (A)	2,272,519	6,522,197
		13,219,303
Commercial services and supplies – 3.9%
ACCO Brands Corp.	681,635	3,953,483
BrightView Holdings, Inc. (A)	306,952	3,499,253
Clean Harbors, Inc. (A)	8,740	489,702
SP Plus Corp. (A)	163,843	2,940,982
UniFirst Corp.	13,920	2,636,030
		13,519,450
Construction and engineering – 3.2%
Primoris Services Corp.	261,090	4,710,064
Valmont Industries, Inc.	50,830	6,312,069
		11,022,133
Electrical equipment – 1.0%
Thermon Group Holdings, Inc. (A)	317,728	3,568,085
Machinery – 7.0%
Albany International Corp., Class A	52,804	2,614,326
ESCO Technologies, Inc.	29,732	2,395,210
Luxfer Holdings PLC	382,599	4,801,617
Mueller Industries, Inc.	238,525	6,454,487
TriMas Corp. (A)	339,871	7,749,059
		24,014,699
Professional services – 5.3%
CBIZ, Inc. (A)	148,973	3,407,013
Forrester Research, Inc. (A)	137,658	4,513,806
Huron Consulting Group, Inc. (A)	150,066	5,902,096
ICF International, Inc.	71,995	4,429,852
		18,252,767
Road and rail – 1.2%
Saia, Inc. (A)	31,780	4,008,729
Trading companies and distributors – 1.6%
GATX Corp. (B)	86,735	5,529,356
		97,654,128
Information technology – 9.0%
Electronic equipment, instruments and components – 4.8%
Belden, Inc.	205,844	6,405,865
Coherent, Inc. (A)	36,710	4,072,240
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
CTS Corp.	208,190	$4,586,426
Rogers Corp. (A)	13,472	1,321,064
		16,385,595
IT services – 2.1%
ExlService Holdings, Inc. (A)	39,100	2,579,427
WNS Holdings, Ltd., ADR (A)	74,649	4,774,550
		7,353,977
Semiconductors and semiconductor equipment – 1.9%
Onto Innovation, Inc. (A)	218,246	6,499,366
Software – 0.2%
CDK Global, Inc.	16,750	730,133
		30,969,071
Materials – 6.8%
Chemicals – 4.6%
Element Solutions, Inc. (A)	456,010	4,792,665
Ingevity Corp. (A)	30,980	1,531,651
Orion Engineered Carbons SA	424,635	5,312,184
Stepan Company	38,560	4,203,040
		15,839,540
Containers and packaging – 0.3%
Sealed Air Corp.	21,500	834,415
Paper and forest products – 1.9%
Louisiana-Pacific Corp.	61,287	1,808,579
Neenah, Inc.	125,385	4,698,176
		6,506,755
		23,180,710
Real estate – 10.6%
Equity real estate investment trusts – 10.6%
Alexander & Baldwin, Inc.	377,930	4,236,595
Brandywine Realty Trust	492,450	5,091,933
Corporate Office Properties Trust	235,837	5,594,054
Lexington Realty Trust	325,300	3,399,385
Physicians Realty Trust	379,250	6,792,368
Piedmont Office Realty Trust, Inc., Class A	120,600	1,636,542
PotlatchDeltic Corp.	135,567	5,707,371
RPT Realty	711,902	3,872,747
		36,330,995
Utilities – 3.2%
Electric utilities – 0.9%
Portland General Electric Company	86,130	3,057,615
Gas utilities – 2.3%
New Jersey Resources Corp. (B)	131,163	3,544,024
Spire, Inc.	66,170	3,520,244
UGI Corp.	21,005	692,745
		7,757,013
		10,814,628
TOTAL COMMON STOCKS (Cost $386,020,146)		$335,504,376
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 1.3%
John Hancock Collateral Trust, 0.2185% (C)(D)	463,311	4,637,698

219

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 2.1%
Bank of America Tri-Party Repurchase Agreement dated 9-30-20 at 0.080% to be repurchased at $7,100,016 on 10-1-20, collateralized by $6,748,376 Government National Mortgage Association, 4.000% due 6-20-48 (valued at $7,242,000)	$7,100,000	$7,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,737,895)		$11,737,698
Total Investments (Small Cap Value Trust) (Cost $397,758,041) – 101.1%		$347,242,074
Other assets and liabilities, net – (1.1%)		(3,704,018)
TOTAL NET ASSETS – 100.0%		$343,538,056
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $4,472,035.
(C)	The rate shown is the annualized seven-day yield as of 9-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 2.1%
Media – 2.1%
Boston Omaha Corp., Class A (A)	23,090	$369,440
Cable One, Inc.	1,037	1,955,191
Scholastic Corp.	12,445	261,221
		2,585,852
Consumer discretionary – 11.5%
Auto components – 1.9%
Dorman Products, Inc. (A)	9,577	865,569
LCI Industries	8,190	870,515
Visteon Corp. (A)	8,229	569,611
		2,305,695
Distributors – 1.2%
Pool Corp.	4,550	1,522,157
Diversified consumer services – 0.8%
Strategic Education, Inc.	10,376	949,093
Hotels, restaurants and leisure – 2.1%
BJ's Restaurants, Inc.	18,600	547,584
Marriott Vacations Worldwide Corp.	6,013	546,041
Papa John's International, Inc.	9,293	764,628
Planet Fitness, Inc., Class A (A)	6,400	394,368
Red Robin Gourmet Burgers, Inc. (A)(B)	21,948	288,836
		2,541,457
Household durables – 1.4%
Cavco Industries, Inc. (A)	6,399	1,153,804
Meritage Homes Corp. (A)	5,407	596,879
		1,750,683
Specialty retail – 3.1%
Aaron's, Inc.	29,364	1,663,471
Lumber Liquidators Holdings, Inc. (A)	37,862	834,857
Monro, Inc.	10,397	421,806
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Sportsman's Warehouse Holdings, Inc. (A)	64,700	$925,857
		3,845,991
Textiles, apparel and luxury goods – 1.0%
Hanesbrands, Inc.	37,566	591,665
Steven Madden, Ltd.	33,915	661,343
		1,253,008
		14,168,084
Consumer staples – 3.4%
Beverages – 0.5%
Coca-Cola Consolidated, Inc.	2,662	640,690
Food and staples retailing – 0.5%
Grocery Outlet Holding Corp. (A)	14,504	570,297
Food products – 2.4%
Nomad Foods, Ltd. (A)	64,980	1,655,690
Post Holdings, Inc. (A)	9,435	811,410
The Simply Good Foods Company (A)	25,280	557,424
		3,024,524
		4,235,511
Energy – 4.1%
Energy equipment and services – 1.8%
Cactus, Inc., Class A	32,751	628,492
ChampionX Corp. (A)	79,133	632,273
Dril-Quip, Inc. (A)	11,484	284,344
Liberty Oilfield Services, Inc., Class A (B)	83,914	670,473
		2,215,582
Oil, gas and consumable fuels – 2.3%
International Seaways, Inc.	28,092	410,424
Kimbell Royalty Partners LP (B)	42,116	257,329
Kosmos Energy, Ltd.	84,452	82,391
Magnolia Oil & Gas Corp., Class A (A)(B)	75,963	392,729
Matador Resources Company (A)	52,000	429,520
REX American Resources Corp. (A)	10,073	660,890
WPX Energy, Inc. (A)	132,876	651,092
		2,884,375
		5,099,957
Financials – 26.9%
Banks – 13.3%
Atlantic Capital Bancshares, Inc. (A)	18,845	213,891
BankUnited, Inc.	52,101	1,141,533
Columbia Banking System, Inc.	35,115	837,493
CrossFirst Bankshares, Inc. (A)(B)	40,217	349,486
East West Bancorp, Inc.	17,414	570,134
FB Financial Corp. (B)	31,145	782,362
Glacier Bancorp, Inc.	25,893	829,871
HarborOne Bancorp, Inc.	74,693	602,773
Heritage Financial Corp.	20,439	375,873
Home BancShares, Inc.	113,190	1,715,960
Hope Bancorp, Inc.	53,725	407,504
Howard Bancorp, Inc. (A)	49,846	447,617
Independent Bank Corp. (Massachusetts)	7,236	379,022
Live Oak Bancshares, Inc. (B)	24,600	623,118
National Bank Holdings Corp., Class A	31,426	824,933
Origin Bancorp, Inc.	22,279	475,879
Pinnacle Financial Partners, Inc.	28,467	1,013,141
Popular, Inc.	18,515	671,539
Prosperity Bancshares, Inc.	15,110	783,151
South State Corp.	16,917	814,554
Towne Bank	48,806	800,418

220

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Webster Financial Corp.	25,647	$677,337
Western Alliance Bancorp	33,404	1,056,234
		16,393,823
Capital markets – 2.7%
Hamilton Lane, Inc., Class A	2,707	174,845
Hercules Capital, Inc.	54,907	635,274
Houlihan Lokey, Inc.	20,430	1,206,392
Main Street Capital Corp. (B)	13,904	411,141
StepStone Group, Inc., Class A (A)	5,656	150,506
Virtus Investment Partners, Inc.	5,959	826,215
		3,404,373
Consumer finance – 1.2%
Green Dot Corp., Class A (A)	22,538	1,140,648
PRA Group, Inc. (A)(B)	8,925	356,554
		1,497,202
Diversified financial services – 0.5%
Cannae Holdings, Inc. (A)	10,599	394,919
Conyers Park II Acquisition Corp. (A)	18,812	200,348
Social Capital Hedosophia Holdings Corp. II, Class A (A)	3,500	66,465
		661,732
Insurance – 2.5%
BRP Group, Inc., Class A (A)	26,533	660,937
Employers Holdings, Inc.	11,518	348,420
James River Group Holdings, Ltd.	6,636	295,501
Palomar Holdings, Inc. (A)	5,987	624,085
ProAssurance Corp.	24,882	389,154
Safety Insurance Group, Inc.	5,932	409,842
State Auto Financial Corp.	24,076	331,286
		3,059,225
Mortgage real estate investment trusts – 2.3%
Capstead Mortgage Corp.	96,127	540,234
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,758	1,553,761
PennyMac Mortgage Investment Trust	46,837	752,671
		2,846,666
Thrifts and mortgage finance – 4.4%
Meridian Bancorp, Inc.	43,579	451,043
PCSB Financial Corp.	27,492	331,828
PennyMac Financial Services, Inc.	38,394	2,231,459
Radian Group, Inc.	57,948	846,620
Walker & Dunlop, Inc.	6,160	326,480
WSFS Financial Corp.	44,401	1,197,495
		5,384,925
		33,247,946
Health care – 8.0%
Biotechnology – 1.4%
Acceleron Pharma, Inc. (A)	1,820	204,805
Insmed, Inc. (A)	1,800	57,852
Kodiak Sciences, Inc. (A)	771	45,651
Momenta Pharmaceuticals, Inc. (A)	15,636	820,577
Ultragenyx Pharmaceutical, Inc. (A)	3,458	284,213
Xencor, Inc. (A)	8,256	320,250
		1,733,348
Health care equipment and supplies – 3.5%
Atrion Corp. (B)	1,479	925,854
Avanos Medical, Inc. (A)	14,205	471,890
Envista Holdings Corp. (A)(B)	26,783	661,004
Mesa Laboratories, Inc. (B)	2,065	526,079
Outset Medical, Inc. (A)(B)	1,091	54,550
Quidel Corp. (A)	6,706	1,471,162
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
West Pharmaceutical Services, Inc.	617	$169,613
		4,280,152
Health care providers and services – 2.7%
Molina Healthcare, Inc. (A)	1,552	284,078
Option Care Health, Inc. (A)	31,637	422,987
Select Medical Holdings Corp. (A)	52,045	1,083,577
The Ensign Group, Inc.	14,860	847,912
The Pennant Group, Inc. (A)	17,274	666,085
		3,304,639
Health care technology – 0.3%
Accolade, Inc. (A)(B)	1,477	57,411
Phreesia, Inc. (A)	11,726	376,756
		434,167
Pharmaceuticals – 0.1%
Cara Therapeutics, Inc. (A)(B)	8,003	101,838
		9,854,144
Industrials – 16.1%
Aerospace and defense – 1.7%
Cubic Corp.	18,152	1,055,902
Parsons Corp. (A)(B)	16,032	537,713
Triumph Group, Inc.	75,732	493,015
		2,086,630
Building products – 1.4%
UFP Industries, Inc.	31,117	1,758,422
Commercial services and supplies – 2.8%
Brady Corp., Class A	11,855	474,437
McGrath RentCorp	14,272	850,468
MSA Safety, Inc.	5,775	774,832
Stericycle, Inc. (A)	16,802	1,059,534
UniFirst Corp.	1,300	246,181
		3,405,452
Construction and engineering – 0.8%
Aegion Corp. (A)	68,264	964,570
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	34,381	386,099
Machinery – 3.9%
Blue Bird Corp. (A)	28,461	346,086
CIRCOR International, Inc. (A)	20,345	556,436
Enerpac Tool Group Corp.	34,700	652,707
ESCO Technologies, Inc.	13,864	1,116,884
Helios Technologies, Inc.	20,169	734,152
Hillenbrand, Inc.	12,200	345,992
RBC Bearings, Inc. (A)	3,664	444,113
SPX Corp. (A)	14,413	668,475
		4,864,845
Marine – 0.4%
Matson, Inc. (B)	12,700	509,143
Professional services – 2.2%
Clarivate PLC (A)	34,141	1,058,030
FTI Consulting, Inc. (A)	11,350	1,202,760
Korn Ferry	14,600	423,400
		2,684,190
Road and rail – 1.3%
Landstar System, Inc.	7,892	990,367
Ryder System, Inc.	15,298	646,188
		1,636,555
Trading companies and distributors – 1.3%
Beacon Roofing Supply, Inc. (A)	30,342	942,726
Rush Enterprises, Inc., Class A	7,745	391,432

221

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Univar Solutions, Inc. (A)	17,000	$286,960
		1,621,118
		19,917,024
Information technology – 8.2%
Communications equipment – 0.8%
Harmonic, Inc. (A)(B)	168,415	939,756
Electronic equipment, instruments and components – 3.0%
Belden, Inc.	43,086	1,340,836
Knowles Corp. (A)	45,117	672,243
Littelfuse, Inc.	9,669	1,714,700
		3,727,779
IT services – 0.4%
i3 Verticals, Inc., Class A (A)(B)	22,477	567,544
Semiconductors and semiconductor equipment – 2.4%
Cabot Microelectronics Corp.	2,968	423,860
Entegris, Inc.	14,265	1,060,460
MaxLinear, Inc. (A)	29,360	682,326
Onto Innovation, Inc. (A)	9,628	286,722
Semtech Corp. (A)	9,364	495,917
		2,949,285
Software – 1.6%
Ceridian HCM Holding, Inc. (A)	18,539	1,532,248
NCino, Inc. (A)	647	51,553
Workiva, Inc. (A)	6,427	358,370
		1,942,171
		10,126,535
Materials – 5.4%
Chemicals – 2.2%
American Vanguard Corp.	25,577	336,082
Element Solutions, Inc. (A)	25,000	262,750
Minerals Technologies, Inc.	15,493	791,692
Orion Engineered Carbons SA	38,500	481,635
Quaker Chemical Corp. (B)	4,418	793,959
		2,666,118
Containers and packaging – 0.4%
Myers Industries, Inc.	37,869	501,007
Metals and mining – 2.0%
Alcoa Corp. (A)	45,046	523,885
Carpenter Technology Corp.	27,980	508,117
Constellium SE (A)	94,413	741,142
Reliance Steel & Aluminum Company	6,526	665,913
		2,439,057
Paper and forest products – 0.8%
Clearwater Paper Corp. (A)	27,761	1,053,252
		6,659,434
Real estate – 8.6%
Equity real estate investment trusts – 7.8%
American Campus Communities, Inc.	14,857	518,806
Cedar Realty Trust, Inc.	228,417	185,018
EastGroup Properties, Inc.	9,101	1,177,032
Essential Properties Realty Trust, Inc.	6,626	121,388
Healthcare Realty Trust, Inc.	27,879	839,715
JBG SMITH Properties	35,638	952,960
PotlatchDeltic Corp.	27,277	1,148,362
PS Business Parks, Inc.	6,101	746,701
Safehold, Inc.	5,600	347,760
Saul Centers, Inc.	23,886	634,890
Sunstone Hotel Investors, Inc.	104,347	828,515
Terreno Realty Corp.	29,862	1,635,243
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Washington Real Estate Investment Trust	22,881	$460,595
		9,596,985
Real estate management and development – 0.8%
The St. Joe Company (A)	47,227	974,293
		10,571,278
Utilities – 4.8%
Electric utilities – 1.8%
MGE Energy, Inc.	11,108	696,027
PNM Resources, Inc.	36,474	1,507,470
		2,203,497
Gas utilities – 2.4%
Chesapeake Utilities Corp.	17,711	1,493,037
ONE Gas, Inc.	17,830	1,230,448
RGC Resources, Inc.	10,184	238,815
		2,962,300
Water utilities – 0.6%
California Water Service Group	17,406	756,291
		5,922,088
TOTAL COMMON STOCKS (Cost $114,094,627)		$122,387,853
SHORT-TERM INVESTMENTS – 5.8%
Short-term funds – 5.8%
John Hancock Collateral Trust, 0.2185% (C)(D)	607,320	6,079,215
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (C)	610,130	610,130
T. Rowe Price Government Reserve Fund, 0.1242% (C)	495,493	495,493
TOTAL SHORT-TERM INVESTMENTS (Cost $7,185,113)		$7,184,838
Total Investments (Small Company Value Trust) (Cost $121,279,740) – 104.9%		$129,572,691
Other assets and liabilities, net – (4.9%)		(6,111,234)
TOTAL NET ASSETS – 100.0%		$123,461,457
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $5,822,114.
(C)	The rate shown is the annualized seven-day yield as of 9-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.9%
Communication services – 7.9%
Diversified telecommunication services – 1.5%
Alaska Communications Systems Group, Inc.	9,957	$19,914
Altice Europe NV (A)	122,872	585,008
Anterix, Inc. (A)	1,874	61,299
AT&T, Inc.	1,224,404	34,907,758
ATN International, Inc.	1,881	94,313
Bandwidth, Inc., Class A (A)	3,176	554,434
BT Group PLC	1,755,442	2,223,480
Cellnex Telecom SA (A)(B)	62,470	3,792,092
CenturyLink, Inc.	169,747	1,712,747
Cincinnati Bell, Inc. (A)	8,505	127,575

222

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Cogent Communications Holdings, Inc.	6,977	$418,969
Consolidated Communications Holdings, Inc. (A)	12,475	70,983
Deutsche Telekom AG	658,073	10,956,934
Elisa OYJ	28,075	1,650,561
HKT Trust & HKT, Ltd.	751,421	997,366
IDT Corp., Class B (A)	3,022	19,885
Iliad SA	2,921	535,811
Infrastrutture Wireless Italiane SpA (B)	47,426	523,217
Iridium Communications, Inc. (A)	19,395	496,124
Koninklijke KPN NV	705,630	1,655,632
Liberty Latin America, Ltd., Class A (A)	10,458	86,279
Liberty Latin America, Ltd., Class C (A)(C)	21,898	178,250
Nippon Telegraph & Telephone Corp.	254,116	5,188,203
Ooma, Inc. (A)(C)	3,719	48,533
Orange SA	393,779	4,101,426
ORBCOMM, Inc. (A)	13,714	46,628
PCCW, Ltd.	847,317	506,884
Proximus SADP	30,065	548,476
Singapore Telecommunications, Ltd.	1,349,762	2,112,475
Singapore Telecommunications, Ltd.	258,829	402,111
Spark New Zealand, Ltd.	363,294	1,133,586
Swisscom AG	5,120	2,712,361
Telecom Italia SpA	1,650,897	661,685
Telecom Italia SpA, Savings Shares	1,185,594	478,711
Telefonica Deutschland Holding AG	205,401	524,953
Telefonica SA	960,749	3,291,111
Telenor ASA	142,458	2,391,694
Telia Company AB	484,654	1,982,785
Telstra Corp., Ltd.	822,317	1,646,483
TPG Telecom, Ltd. (A)	73,334	386,980
United Internet AG	21,066	805,623
Verizon Communications, Inc.	711,108	42,303,815
Vonage Holdings Corp. (A)	38,264	391,441
		133,334,595
Entertainment – 1.5%
Activision Blizzard, Inc.	132,643	10,737,451
AMC Entertainment Holdings, Inc., Class A (C)	9,228	43,464
Bollore SA	174,250	649,046
Cinemark Holdings, Inc.	56,628	566,280
Electronic Arts, Inc. (A)	49,629	6,472,118
Eros STX Global Corp. (A)(C)	23,071	50,987
Gaia, Inc. (A)	2,476	24,339
Glu Mobile, Inc. (A)	23,266	178,567
IMAX Corp. (A)	8,390	100,344
Konami Holdings Corp. (C)	18,409	796,345
Liberty Media Corp.-Liberty Braves, Class A (A)	2,969	61,993
Liberty Media Corp.-Liberty Braves, Class C (A)	5,063	106,374
Live Nation Entertainment, Inc. (A)	24,424	1,315,965
LiveXLive Media, Inc. (A)(C)	7,721	20,036
Netflix, Inc. (A)	75,787	37,895,774
Nexon Company, Ltd.	95,806	2,389,763
Nintendo Company, Ltd.	22,139	12,545,974
Square Enix Holdings Company, Ltd.	18,100	1,197,881
Take-Two Interactive Software, Inc. (A)	19,649	3,246,408
The Marcus Corp.	4,067	31,438
The Walt Disney Company	310,537	38,531,431
Toho Company, Ltd.	22,108	911,485
Ubisoft Entertainment SA (A)	17,945	1,617,347
Vivendi SA	163,884	4,577,093
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
World Wrestling Entertainment, Inc., Class A (C)	17,089	$691,592
		124,759,495
Interactive media and services – 3.2%
Adevinta ASA (A)	47,292	812,951
Alphabet, Inc., Class A (A)	51,635	75,676,256
Alphabet, Inc., Class C (A)	50,453	74,145,729
Auto Trader Group PLC (B)	191,138	1,387,739
CarGurus, Inc. (A)	14,297	309,244
Cars.com, Inc. (A)	11,642	94,067
DHI Group, Inc. (A)	9,687	21,893
Eventbrite, Inc., Class A (A)(C)	10,826	117,462
EverQuote, Inc., Class A (A)	2,377	91,847
Facebook, Inc., Class A (A)	413,166	108,208,175
Kakaku.com, Inc.	26,400	696,007
Liberty TripAdvisor Holdings, Inc., Class A (A)	13,241	22,907
LINE Corp. (A)	11,900	605,728
QuinStreet, Inc. (A)	8,122	128,652
REA Group, Ltd.	10,383	826,785
Scout24 AG (B)	21,256	1,854,096
SEEK, Ltd.	65,891	1,016,464
TripAdvisor, Inc.	35,174	689,059
TrueCar, Inc. (A)	18,592	92,960
Twitter, Inc. (A)	135,921	6,048,485
Yelp, Inc. (A)	37,005	743,430
Z Holdings Corp.	523,554	3,497,038
		277,086,974
Media – 1.0%
AMC Networks, Inc., Class A (A)(C)	21,145	522,493
Boston Omaha Corp., Class A (A)	2,130	34,080
Cable One, Inc.	1,983	3,738,808
Cardlytics, Inc. (A)(C)	4,379	309,026
Central European Media Enterprises, Ltd., Class A (A)	14,947	62,628
Charter Communications, Inc., Class A (A)	25,704	16,048,035
Comcast Corp., Class A	783,387	36,239,483
comScore, Inc. (A)	10,539	21,500
CyberAgent, Inc.	20,000	1,235,030
Daily Journal Corp. (A)(C)	196	47,432
Dentsu Group, Inc.	42,665	1,259,321
Discovery, Inc., Series A (A)(C)	27,531	599,350
Discovery, Inc., Series C (A)	53,197	1,042,661
DISH Network Corp., Class A (A)	42,396	1,230,756
Entercom Communications Corp., Class A	21,248	34,209
Fluent, Inc. (A)	6,304	15,634
Fox Corp., Class A	59,060	1,643,640
Fox Corp., Class B	26,919	752,924
Gannett Company, Inc. (C)	23,737	30,858
Gray Television, Inc. (A)	14,282	196,663
Hakuhodo DY Holdings, Inc.	45,973	594,493
Hemisphere Media Group, Inc. (A)	3,530	30,676
iHeartMedia, Inc., Class A (A)(C)	10,252	83,246
Informa PLC (A)	296,168	1,435,429
JCDecaux SA (A)	16,859	291,461
John Wiley & Sons, Inc., Class A	15,972	506,472
Loral Space & Communications, Inc.	2,278	41,687
Meredith Corp. (C)	6,809	89,334
MSG Networks, Inc., Class A (A)(C)	6,821	65,277
National CineMedia, Inc.	11,437	31,051
News Corp., Class A	66,849	937,223
News Corp., Class B	20,927	292,559
Omnicom Group, Inc.	36,924	1,827,738

223

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Pearson PLC	148,559	$1,053,819
Publicis Groupe SA	42,756	1,378,023
Schibsted ASA, B Shares (A)	19,351	770,937
Scholastic Corp.	4,940	103,691
SES SA	75,653	535,576
Sinclair Broadcast Group, Inc., Class A (C)	7,253	139,475
TechTarget, Inc. (A)	3,838	168,718
TEGNA, Inc.	115,988	1,362,859
Telenet Group Holding NV	9,032	350,570
The EW Scripps Company, Class A	9,611	109,950
The Interpublic Group of Companies, Inc.	67,007	1,117,007
The New York Times Company, Class A	52,847	2,261,323
Tribune Publishing Company	3,039	35,435
ViacomCBS, Inc., Class B (C)	96,882	2,713,665
WideOpenWest, Inc. (A)	8,950	46,451
WPP PLC	241,831	1,899,327
		85,338,003
Wireless telecommunication services – 0.7%
Boingo Wireless, Inc. (A)	7,514	76,605
Gogo, Inc. (A)	9,298	85,914
KDDI Corp.	318,443	8,009,335
NTT DOCOMO, Inc.	223,152	8,199,966
Shenandoah Telecommunications Company	7,964	353,880
Softbank Corp.	378,300	4,227,250
SoftBank Group Corp.	309,374	19,142,371
Spok Holdings, Inc.	3,873	36,832
Tele2 AB, B Shares (C)	98,572	1,389,760
Telephone & Data Systems, Inc.	36,435	671,861
T-Mobile US, Inc. (A)	99,975	11,433,141
Vodafone Group PLC	5,284,756	7,004,567
		60,631,482
		681,150,549
Consumer discretionary – 11.6%
Auto components – 0.5%
Adient PLC (A)	48,877	847,038
Aisin Seiki Company, Ltd.	31,958	1,022,467
American Axle & Manufacturing Holdings, Inc. (A)	19,110	110,265
Aptiv PLC	46,403	4,254,227
BorgWarner, Inc.	35,616	1,379,764
Bridgestone Corp.	105,706	3,341,276
Cie Generale des Etablissements Michelin SCA	33,511	3,597,322
Continental AG	21,703	2,351,917
Cooper Tire & Rubber Company	8,242	261,271
Cooper-Standard Holdings, Inc. (A)	3,069	40,541
Dana, Inc.	76,615	943,897
Delphi Technologies PLC (A)	31,606	528,136
Denso Corp.	85,595	3,751,775
Dorman Products, Inc. (A)	4,354	393,515
Faurecia SE (A)	14,968	645,187
Fox Factory Holding Corp. (A)	21,832	1,622,773
Gentex Corp.	89,962	2,316,522
Gentherm, Inc. (A)	5,301	216,811
JTEKT Corp.	40,193	315,266
Koito Manufacturing Company, Ltd.	20,666	1,054,497
LCI Industries	4,053	430,793
Lear Corp.	19,966	2,177,292
Modine Manufacturing Company (A)	8,882	55,513
Motorcar Parts of America, Inc. (A)(C)	3,408	53,028
NGK Spark Plug Company, Ltd.	30,199	527,283
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Pirelli & C. SpA (A)(B)(C)	79,009	$338,532
Standard Motor Products, Inc.	3,375	150,694
Stanley Electric Company, Ltd.	25,767	742,583
Stoneridge, Inc. (A)	4,434	81,453
Sumitomo Electric Industries, Ltd.	148,843	1,675,573
Sumitomo Rubber Industries, Ltd.	33,756	313,564
Tenneco, Inc., Class A (A)(C)	8,873	61,579
The Goodyear Tire & Rubber Company	123,309	945,780
The Yokohama Rubber Company, Ltd.	23,354	332,453
Toyoda Gosei Company, Ltd.	12,803	293,970
Toyota Industries Corp.	28,953	1,833,356
Valeo SA	45,166	1,386,965
Visteon Corp. (A)	14,731	1,019,680
Workhorse Group, Inc. (A)(C)	15,465	390,955
XPEL, Inc. (A)	2,899	75,606
		41,881,119
Automobiles – 1.0%
Bayerische Motoren Werke AG	65,354	4,743,204
Daimler AG	168,903	9,111,483
Ferrari NV (C)	24,895	4,568,700
Fiat Chrysler Automobiles NV (A)	216,647	2,659,322
Ford Motor Company	671,494	4,472,150
General Motors Company	216,417	6,403,779
Harley-Davidson, Inc.	56,090	1,376,449
Honda Motor Company, Ltd.	321,773	7,641,229
Isuzu Motors, Ltd.	108,746	951,067
Mazda Motor Corp.	111,900	656,376
Mitsubishi Motors Corp. (A)	131,537	290,450
Nissan Motor Company, Ltd. (A)	457,876	1,619,323
Peugeot SA (A)	115,934	2,102,399
Renault SA (A)	37,882	982,692
Subaru Corp.	121,627	2,361,127
Suzuki Motor Corp.	72,743	3,116,152
Thor Industries, Inc.	20,204	1,924,633
Toyota Motor Corp.	418,800	27,795,755
Volkswagen AG	6,441	1,125,785
Winnebago Industries, Inc.	5,127	264,912
Yamaha Motor Company, Ltd.	55,213	802,282
		84,969,269
Distributors – 0.1%
Core-Mark Holding Company, Inc.	7,372	213,272
Funko, Inc., Class A (A)(C)	4,464	25,847
Genuine Parts Company	24,791	2,359,359
Jardine Cycle & Carriage, Ltd.	19,367	257,070
LKQ Corp. (A)	48,108	1,334,035
Pool Corp.	14,669	4,907,367
		9,096,950
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	27,528	675,537
American Public Education, Inc. (A)	2,516	70,926
Aspen Group, Inc. (A)(C)	3,704	41,374
Benesse Holdings, Inc.	14,255	366,908
Carriage Services, Inc.	3,010	67,153
Collectors Universe, Inc.	1,550	76,710
Franchise Group, Inc. (C)	3,551	90,053
Graham Holdings Company, Class B	1,518	613,439
Grand Canyon Education, Inc. (A)	17,306	1,383,442
H&R Block, Inc.	70,606	1,150,172
Houghton Mifflin Harcourt Company (A)	19,456	33,659
K12, Inc. (A)	6,525	171,869
Laureate Education, Inc., Class A (A)	17,779	236,105
OneSpaWorld Holdings, Ltd. (C)	7,937	51,591
Perdoceo Education Corp. (A)	11,702	143,232
Regis Corp. (A)	4,123	25,315

224

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Service Corp. International	64,501	$2,720,652
Strategic Education, Inc.	12,816	1,172,280
Universal Technical Institute, Inc. (A)	5,291	26,878
Vivint Smart Home, Inc. (A)	11,792	201,407
WW International, Inc. (A)	25,164	474,845
		9,793,547
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	7,216	77,283
Accor SA (A)	37,410	1,047,107
Aristocrat Leisure, Ltd.	113,467	2,474,549
BBX Capital Corp. (C)	2,400	32,136
BJ's Restaurants, Inc.	3,480	102,451
Bloomin' Brands, Inc.	14,486	221,201
Boyd Gaming Corp.	42,626	1,308,192
Brinker International, Inc. (C)	7,433	317,538
Caesars Entertainment, Inc. (A)(C)	95,135	5,333,268
Carnival Corp. (C)	88,997	1,350,974
Carrols Restaurant Group, Inc. (A)	6,467	41,712
Century Casinos, Inc. (A)	5,176	28,364
Chipotle Mexican Grill, Inc. (A)	4,806	5,977,270
Choice Hotels International, Inc.	10,538	905,846
Churchill Downs, Inc.	19,236	3,151,242
Chuy's Holdings, Inc. (A)	3,010	58,936
Compass Group PLC	352,186	5,290,455
Cracker Barrel Old Country Store, Inc.	12,598	1,444,487
Crown Resorts, Ltd.	73,916	469,547
Darden Restaurants, Inc.	22,354	2,251,942
Dave & Buster's Entertainment, Inc. (C)	7,391	112,048
Del Taco Restaurants, Inc. (A)	5,647	46,305
Denny's Corp. (A)	9,386	93,860
Dine Brands Global, Inc. (C)	2,538	138,549
Domino's Pizza, Inc.	6,762	2,875,743
Dunkin' Brands Group, Inc.	30,114	2,466,638
El Pollo Loco Holdings, Inc. (A)(C)	3,200	51,840
Everi Holdings, Inc. (A)	13,941	115,013
Evolution Gaming Group AB (B)	25,090	1,657,775
Fiesta Restaurant Group, Inc. (A)	3,486	32,664
Flutter Entertainment PLC (A)	30,475	4,836,635
Galaxy Entertainment Group, Ltd.	428,153	2,894,612
GAN, Ltd. (A)	1,247	21,074
Genting Singapore, Ltd.	1,193,821	589,295
Golden Entertainment, Inc. (A)	3,054	42,237
GVC Holdings PLC (A)	115,036	1,440,737
Hilton Grand Vacations, Inc. (A)	13,991	293,531
Hilton Worldwide Holdings, Inc.	47,654	4,065,839
InterContinental Hotels Group PLC (A)	34,284	1,799,581
International Game Technology PLC	16,717	186,060
Jack in the Box, Inc. (C)	12,053	955,923
La Francaise des Jeux SAEM (B)	16,989	623,266
Las Vegas Sands Corp.	56,440	2,633,490
Lindblad Expeditions Holdings, Inc. (A)	4,632	39,418
Marriott International, Inc., Class A	45,700	4,230,906
Marriott Vacations Worldwide Corp.	21,682	1,968,942
McDonald's Corp.	127,871	28,066,406
McDonald's Holdings Company Japan, Ltd.	13,161	640,125
Melco Resorts & Entertainment, Ltd., ADR	42,400	705,960
MGM Resorts International	70,358	1,530,287
Monarch Casino & Resort, Inc. (A)	2,168	96,693
Nathan's Famous, Inc.	590	30,238
Noodles & Company (A)(C)	5,691	39,097
Norwegian Cruise Line Holdings, Ltd. (A)	47,364	810,398
Oriental Land Company, Ltd.	39,500	5,539,684
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Papa John's International, Inc.	17,416	$1,432,988
Penn National Gaming, Inc. (A)(C)	75,397	5,481,362
PlayAGS, Inc. (A)	5,115	18,107
RCI Hospitality Holdings, Inc. (C)	1,712	34,925
Red Robin Gourmet Burgers, Inc. (A)(C)	2,413	31,755
Red Rock Resorts, Inc., Class A	10,781	184,355
Royal Caribbean Cruises, Ltd.	30,619	1,981,968
Ruth's Hospitality Group, Inc.	5,306	58,684
Sands China, Ltd.	479,482	1,858,574
Scientific Games Corp. (A)	29,939	1,045,170
SeaWorld Entertainment, Inc. (A)(C)	8,551	168,626
Shake Shack, Inc., Class A (A)(C)	5,809	374,564
Six Flags Entertainment Corp.	27,612	560,524
SJM Holdings, Ltd.	391,826	464,496
Sodexo SA	17,496	1,247,181
Starbucks Corp.	200,888	17,260,297
Tabcorp Holdings, Ltd.	402,250	968,665
Texas Roadhouse, Inc.	34,747	2,112,270
The Cheesecake Factory, Inc. (C)	6,998	194,125
The Wendy's Company	65,539	1,461,192
Twin River Worldwide Holdings, Inc.	3,121	81,989
Whitbread PLC	39,836	1,088,427
Wingstop, Inc.	15,729	2,149,368
Wyndham Destinations, Inc.	31,204	959,835
Wyndham Hotels & Resorts, Inc.	34,099	1,722,000
Wynn Macau, Ltd. (A)(C)	307,470	493,429
Wynn Resorts, Ltd.	16,680	1,197,791
Yum! Brands, Inc.	51,794	4,728,792
		152,916,828
Household durables – 0.9%
Barratt Developments PLC	200,917	1,232,167
Beazer Homes USA, Inc. (A)	5,135	67,782
Berkeley Group Holdings PLC	24,835	1,353,823
Casio Computer Company, Ltd. (C)	38,348	620,942
Casper Sleep, Inc. (A)(C)	3,857	27,732
Cavco Industries, Inc. (A)	1,469	264,875
Century Communities, Inc. (A)	4,787	202,634
D.R. Horton, Inc.	56,876	4,301,532
Electrolux AB, Series B (C)	44,550	1,038,499
Ethan Allen Interiors, Inc.	3,927	53,172
Garmin, Ltd.	25,633	2,431,546
GoPro, Inc., Class A (A)	21,909	99,248
Green Brick Partners, Inc. (A)	3,928	63,241
Hamilton Beach Brands Holding Company, Class A	984	19,139
Hamilton Beach Brands Holding Company, Class B	853	16,591
Helen of Troy, Ltd. (A)	13,444	2,601,683
Hooker Furniture Corp.	2,065	53,339
Husqvarna AB, B Shares	82,530	907,514
Iida Group Holdings Company, Ltd.	29,100	588,974
Installed Building Products, Inc. (A)	3,788	385,429
iRobot Corp. (A)(C)	4,549	345,269
KB Home	46,741	1,794,387
La-Z-Boy, Inc.	7,345	232,322
Legacy Housing Corp. (A)	1,672	22,873
Leggett & Platt, Inc. (C)	22,751	936,659
Lennar Corp., A Shares	47,192	3,854,643
LGI Homes, Inc. (A)	3,682	427,738
M/I Homes, Inc. (A)	4,569	210,402
MDC Holdings, Inc.	8,356	393,568
Meritage Homes Corp. (A)	6,129	676,580
Mohawk Industries, Inc. (A)	10,277	1,002,932
Newell Brands, Inc.	64,894	1,113,581
Nikon Corp.	59,546	401,797

225

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
NVR, Inc. (A)	598	$2,441,706
Panasonic Corp.	435,809	3,712,255
Persimmon PLC	62,937	2,005,700
PulteGroup, Inc.	46,085	2,133,275
Purple Innovation, Inc. (A)	3,507	87,184
Rinnai Corp.	7,178	700,151
SEB SA	4,476	728,116
Sekisui Chemical Company, Ltd.	70,544	1,128,370
Sekisui House, Ltd.	121,726	2,157,073
Sharp Corp. (C)	42,000	522,448
Skyline Champion Corp. (A)	8,763	234,586
Sonos, Inc. (A)(C)	13,402	203,442
Sony Corp.	249,000	19,083,865
Taylor Morrison Home Corp. (A)	68,202	1,677,087
Taylor Wimpey PLC	719,115	1,005,529
Tempur Sealy International, Inc. (A)	17,553	1,565,552
The Lovesac Company (A)(C)	1,563	43,311
Toll Brothers, Inc.	42,030	2,045,180
TopBuild Corp. (A)	17,569	2,998,853
TRI Pointe Group, Inc. (A)	68,988	1,251,442
Tupperware Brands Corp. (A)	8,122	163,740
Turtle Beach Corp. (A)(C)	2,429	44,208
Universal Electronics, Inc. (A)	2,357	88,953
VOXX International Corp. (A)	4,007	30,814
Whirlpool Corp.	10,704	1,968,359
		75,763,812
Internet and direct marketing retail – 3.2%
1-800-Flowers.com, Inc., Class A (A)	4,235	105,621
Amazon.com, Inc. (A)	73,165	230,376,830
Booking Holdings, Inc. (A)	7,037	12,038,055
CarParts.com, Inc. (A)(C)	3,793	41,002
Delivery Hero SE (A)(B)(C)	25,502	2,926,080
Duluth Holdings, Inc., Class B (A)	1,512	18,477
eBay, Inc.	114,258	5,952,842
Etsy, Inc. (A)	20,506	2,494,145
Expedia Group, Inc.	23,320	2,138,211
Groupon, Inc. (A)(C)	3,910	79,764
GrubHub, Inc. (A)	33,776	2,443,018
Just Eat Takeaway.com NV (A)(B)(C)	24,957	2,793,852
Lands' End, Inc. (A)	1,711	22,294
Liquidity Services, Inc. (A)	5,299	39,531
Magnite, Inc. (A)(C)	17,486	121,440
Mercari, Inc. (A)	16,900	781,006
Ocado Group PLC (A)	90,248	3,192,002
Overstock.com, Inc. (A)(C)	7,021	510,076
PetMed Express, Inc. (C)	3,308	104,599
Prosus NV (A)	96,225	8,881,819
Quotient Technology, Inc. (A)(C)	14,682	108,353
Rakuten, Inc.	169,905	1,832,080
Shutterstock, Inc.	3,428	178,393
Stamps.com, Inc. (A)	2,794	673,214
Stitch Fix, Inc., Class A (A)(C)	9,280	251,766
The RealReal, Inc. (A)	10,588	153,208
Waitr Holdings, Inc. (A)	13,705	44,130
Zalando SE (A)(B)	29,944	2,797,663
ZOZO, Inc.	21,500	599,949
		281,699,420
Leisure products – 0.2%
Acushnet Holdings Corp.	5,708	191,846
American Outdoor Brands, Inc. (A)	2,314	30,151
Bandai Namco Holdings, Inc.	39,493	2,893,653
Brunswick Corp.	28,975	1,706,917
Callaway Golf Company (C)	15,439	295,502
Clarus Corp.	4,378	61,817
Escalade, Inc.	2,065	37,769
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Hasbro, Inc. (C)	21,899	$1,811,485
Johnson Outdoors, Inc., Class A	902	73,865
Malibu Boats, Inc., Class A (A)	3,485	172,717
MasterCraft Boat Holdings, Inc. (A)	3,238	56,633
Mattel, Inc. (A)	126,973	1,485,584
Nautilus, Inc. (A)	5,170	88,717
Polaris, Inc.	21,105	1,991,046
Sega Sammy Holdings, Inc.	34,236	417,268
Shimano, Inc.	14,681	2,897,958
Smith & Wesson Brands, Inc.	9,259	143,700
Sturm Ruger & Company, Inc.	2,732	167,089
Vista Outdoor, Inc. (A)	9,629	194,313
Yamaha Corp.	26,473	1,269,667
YETI Holdings, Inc. (A)	12,996	588,979
		16,576,676
Multiline retail – 0.5%
Big Lots, Inc.	6,480	289,008
Dillard's, Inc., Class A (C)	1,315	48,024
Dollar General Corp.	42,796	8,970,898
Dollar Tree, Inc. (A)	40,780	3,724,845
Isetan Mitsukoshi Holdings, Ltd. (C)	66,228	351,597
Kohl's Corp.	57,750	1,070,108
Macy's, Inc. (C)	51,602	294,131
Marui Group Company, Ltd. (C)	37,541	720,384
Next PLC	26,219	2,010,134
Nordstrom, Inc. (C)	39,690	473,105
Ollie's Bargain Outlet Holdings, Inc. (A)	20,819	1,818,540
Pan Pacific International Holdings Corp.	81,400	1,895,666
Ryohin Keikaku Company, Ltd.	47,060	781,968
Target Corp.	86,029	13,542,685
Wesfarmers, Ltd.	223,873	7,155,929
		43,147,022
Specialty retail – 1.9%
Aaron's, Inc.	35,711	2,023,028
ABC-Mart, Inc.	6,564	341,763
Abercrombie & Fitch Company, Class A (C)	10,486	146,070
Advance Auto Parts, Inc.	11,881	1,823,734
American Eagle Outfitters, Inc.	79,255	1,173,767
America's Car-Mart, Inc. (A)	1,048	88,954
Asbury Automotive Group, Inc. (A)(C)	3,170	308,917
At Home Group, Inc. (A)(C)	8,716	129,520
AutoNation, Inc. (A)	21,388	1,132,067
AutoZone, Inc. (A)	4,014	4,727,047
Bed Bath & Beyond, Inc. (C)	20,991	314,445
Best Buy Company, Inc.	39,587	4,405,637
Boot Barn Holdings, Inc. (A)	4,853	136,563
Caleres, Inc.	6,100	58,316
Camping World Holdings, Inc., Class A (C)	5,365	159,609
CarMax, Inc. (A)	28,025	2,575,778
Chico's FAS, Inc.	21,671	21,075
Citi Trends, Inc.	1,679	41,941
Conn's, Inc. (A)(C)	3,137	33,189
Designer Brands, Inc., Class A	10,645	57,802
Dick's Sporting Goods, Inc.	23,846	1,380,206
Fast Retailing Company, Ltd.	11,546	7,255,750
Five Below, Inc. (A)	20,440	2,595,880
Foot Locker, Inc.	38,152	1,260,161
GameStop Corp., Class A (A)(C)	9,963	101,623
Genesco, Inc. (A)	2,484	53,505
Group 1 Automotive, Inc.	2,863	253,061
GrowGeneration Corp. (A)(C)	5,695	91,006
Guess?, Inc.	6,959	80,864
Haverty Furniture Companies, Inc.	3,063	64,139

226

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Hennes & Mauritz AB, B Shares (C)	158,478	$2,730,250
Hibbett Sports, Inc. (A)	2,709	106,247
Hikari Tsushin, Inc.	4,100	978,214
Hudson, Ltd., Class A (A)(C)	7,172	54,507
Industria de Diseno Textil SA	215,331	5,956,999
JD Sports Fashion PLC	86,090	898,662
Kingfisher PLC	416,087	1,593,779
L Brands, Inc.	40,113	1,275,995
Lithia Motors, Inc., Class A	11,897	2,711,802
Lowe's Companies, Inc.	129,870	21,540,238
Lumber Liquidators Holdings, Inc. (A)	4,922	108,530
MarineMax, Inc. (A)	3,548	91,077
Monro, Inc.	5,428	220,214
Murphy USA, Inc. (A)	14,471	1,856,195
National Vision Holdings, Inc. (A)	13,312	509,051
Nitori Holdings Company, Ltd.	15,811	3,280,021
O'Reilly Automotive, Inc. (A)	12,728	5,868,626
Rent-A-Center, Inc.	7,964	238,044
RH (A)(C)	8,217	3,143,989
Ross Stores, Inc.	61,164	5,707,824
Sally Beauty Holdings, Inc. (A)(C)	59,773	519,427
Shimamura Company, Ltd.	4,370	424,518
Shoe Carnival, Inc. (C)	1,678	56,347
Signet Jewelers, Ltd.	8,561	160,091
Sleep Number Corp. (A)	4,479	219,068
Sonic Automotive, Inc., Class A	4,041	162,287
Sportsman's Warehouse Holdings, Inc. (A)	7,320	104,749
The Buckle, Inc.	4,645	94,712
The Cato Corp., Class A (C)	4,028	31,499
The Children's Place, Inc. (C)	2,404	68,153
The Container Store Group, Inc. (A)	2,744	17,040
The Gap, Inc.	35,310	601,329
The Home Depot, Inc.	184,985	51,372,184
The Michaels Companies, Inc. (A)(C)	12,652	122,155
The ODP Corp.	8,842	171,977
The TJX Companies, Inc.	206,054	11,466,905
Tiffany & Company	18,563	2,150,524
Tilly's, Inc., Class A	4,108	24,771
Tractor Supply Company	19,973	2,862,930
Ulta Beauty, Inc. (A)	9,679	2,167,902
Urban Outfitters, Inc. (A)	36,356	756,568
USS Company, Ltd.	43,348	775,642
Williams-Sonoma, Inc. (C)	28,475	2,575,279
Winmark Corp.	513	88,328
Yamada Denki Company, Ltd.	143,208	714,168
Zumiez, Inc. (A)	3,580	99,596
		169,513,830
Textiles, apparel and luxury goods – 1.4%
adidas AG (A)	37,588	12,138,743
Burberry Group PLC	79,882	1,601,170
Carter's, Inc.	15,972	1,382,856
Cie Financiere Richemont SA, A Shares	103,057	6,919,539
Columbia Sportswear Company	11,138	968,783
Crocs, Inc. (A)	11,000	470,030
Deckers Outdoor Corp. (A)	14,848	3,266,708
EssilorLuxottica SA (A)	56,158	7,645,144
Fossil Group, Inc. (A)(C)	8,268	47,458
G-III Apparel Group, Ltd. (A)	7,496	98,273
Hanesbrands, Inc.	59,830	942,323
Hermes International	6,254	5,386,273
Kering SA	14,957	9,921,611
Kontoor Brands, Inc. (C)	8,419	203,740
Lakeland Industries, Inc. (A)	1,398	27,680
LVMH Moet Hennessy Louis Vuitton SE	54,838	25,658,723
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Moncler SpA (A)	38,257	$1,565,535
Movado Group, Inc.	3,027	30,088
NIKE, Inc., Class B	213,926	26,856,270
Oxford Industries, Inc.	2,771	111,838
Pandora A/S	19,737	1,423,783
Puma SE (A)	16,374	1,471,942
PVH Corp.	12,190	727,012
Ralph Lauren Corp.	8,277	562,588
Rocky Brands, Inc.	1,419	35,234
Skechers U.S.A., Inc., Class A (A)	49,890	1,507,676
Steven Madden, Ltd.	13,469	262,646
Superior Group of Companies, Inc.	1,847	42,906
Tapestry, Inc.	47,471	741,972
The Swatch Group AG	10,356	466,348
The Swatch Group AG, Bearer Shares	5,716	1,332,315
Under Armour, Inc., Class A (A)	32,398	363,830
Under Armour, Inc., Class C (A)	33,418	328,833
Unifi, Inc. (A)	2,492	31,997
Vera Bradley, Inc. (A)	2,902	17,731
VF Corp.	54,908	3,857,287
Wolverine World Wide, Inc.	13,063	337,548
		118,754,433
		1,004,112,906
Consumer staples – 8.0%
Beverages – 1.6%
Anheuser-Busch InBev SA/NV	150,418	8,098,568
Asahi Group Holdings, Ltd.	76,381	2,662,078
Brown-Forman Corp., Class B	31,366	2,362,487
Budweiser Brewing Company APAC, Ltd. (B)	340,000	994,445
Carlsberg A/S, Class B	20,343	2,740,652
Celsius Holdings, Inc. (A)	5,895	133,875
Coca-Cola Amatil, Ltd.	100,181	685,728
Coca-Cola Bottlers Japan Holdings, Inc.	24,300	406,783
Coca-Cola Consolidated, Inc.	796	191,581
Coca-Cola European Partners PLC	40,358	1,566,294
Coca-Cola HBC AG (A)	39,497	975,292
Constellation Brands, Inc., Class A	28,874	5,471,912
Craft Brew Alliance, Inc. (A)	2,139	35,315
Davide Campari-Milano NV (C)	114,744	1,252,366
Diageo PLC	461,463	15,850,643
Heineken Holding NV	22,779	1,775,123
Heineken NV	51,202	4,558,349
Ito En, Ltd.	10,600	755,973
Kirin Holdings Company, Ltd.	162,392	3,050,143
MGP Ingredients, Inc. (C)	2,202	87,507
Molson Coors Beverage Company, Class B	32,316	1,084,525
Monster Beverage Corp. (A)	63,442	5,088,048
National Beverage Corp. (A)(C)	1,981	134,728
NewAge, Inc. (A)(C)	15,828	27,382
PepsiCo, Inc.	237,944	32,979,038
Pernod Ricard SA	41,932	6,685,466
Primo Water Corp.	25,634	364,003
Remy Cointreau SA	4,458	813,727
Suntory Beverage & Food, Ltd.	27,459	1,031,179
The Boston Beer Company, Inc., Class A (A)	3,334	2,945,122
The Coca-Cola Company	664,339	32,798,416
Treasury Wine Estates, Ltd.	142,290	914,250
		138,520,998
Food and staples retailing – 1.5%
Aeon Company, Ltd.	129,078	3,472,307
BJ's Wholesale Club Holdings, Inc. (A)	73,097	3,037,180

227

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Carrefour SA	119,466	$1,908,957
Casey's General Stores, Inc.	13,509	2,399,874
Coles Group, Ltd.	263,339	3,208,196
Colruyt SA	10,935	709,644
Cosmos Pharmaceutical Corp.	3,900	679,655
Costco Wholesale Corp.	75,874	26,935,270
Dairy Farm International Holdings, Ltd.	66,800	252,476
FamilyMart Company, Ltd.	49,964	1,125,949
Grocery Outlet Holding Corp. (A)	30,511	1,199,693
HF Foods Group, Inc. (A)(C)	6,141	40,592
ICA Gruppen AB (C)	19,847	1,008,263
Ingles Markets, Inc., Class A (C)	2,482	94,415
J Sainsbury PLC	350,048	861,864
Jeronimo Martins SGPS SA	49,535	796,541
Kobe Bussan Company, Ltd.	12,200	671,868
Koninklijke Ahold Delhaize NV	217,303	6,423,022
Lawson, Inc.	9,889	471,533
METRO AG	35,488	353,420
Performance Food Group Company (A)	21,644	749,315
PriceSmart, Inc.	3,733	248,058
Rite Aid Corp. (A)(C)	9,289	88,153
Seven & i Holdings Company, Ltd.	148,729	4,621,022
SpartanNash Company	6,045	98,836
Sprouts Farmers Market, Inc. (A)	43,170	903,548
Sundrug Company, Ltd.	14,192	534,966
Sysco Corp.	87,390	5,437,406
Tesco PLC	1,933,814	5,305,040
The Andersons, Inc.	5,103	97,825
The Chefs' Warehouse, Inc. (A)	4,677	68,004
The Kroger Company	133,683	4,533,191
Tsuruha Holdings, Inc.	7,298	1,034,615
United Natural Foods, Inc. (A)	9,054	134,633
Village Super Market, Inc., Class A	1,631	40,139
Walgreens Boots Alliance, Inc.	123,596	4,439,568
Walmart, Inc.	238,615	33,384,625
Weis Markets, Inc.	1,607	77,136
Welcia Holdings Company, Ltd.	18,600	817,561
Wm Morrison Supermarkets PLC	475,321	1,043,298
Woolworths Group, Ltd.	249,351	6,520,195
		125,827,853
Food products – 2.0%
a2 Milk Company, Ltd. (A)	145,992	1,485,831
Ajinomoto Company, Inc.	92,196	1,889,560
Alico, Inc.	1,126	32,226
Archer-Daniels-Midland Company	95,486	4,439,144
Associated British Foods PLC	70,319	1,692,961
B&G Foods, Inc. (C)	10,511	291,890
Barry Callebaut AG	598	1,331,963
Calavo Growers, Inc. (C)	2,804	185,821
Calbee, Inc.	17,200	566,533
Cal-Maine Foods, Inc. (A)	5,163	198,104
Campbell Soup Company (C)	34,790	1,682,792
Chocoladefabriken Lindt & Spruengli AG	20	1,781,948
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	214	1,806,368
Conagra Brands, Inc.	83,943	2,997,605
Danone SA	121,936	7,898,402
Darling Ingredients, Inc. (A)	85,825	3,092,275
Flowers Foods, Inc.	72,031	1,752,514
Fresh Del Monte Produce, Inc.	5,299	121,453
Freshpet, Inc. (A)	6,409	715,565
General Mills, Inc.	104,984	6,475,413
Hormel Foods Corp.	48,219	2,357,427
Hostess Brands, Inc. (A)	20,208	249,165
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Ingredion, Inc.	24,519	$1,855,598
J&J Snack Foods Corp.	2,472	322,324
John B. Sanfilippo & Son, Inc.	1,498	112,919
Kellogg Company	43,608	2,816,641
Kerry Group PLC, Class A	30,190	3,866,902
Kerry Group PLC, Class A (London Stock Exchange)	1,204	154,617
Kikkoman Corp.	28,746	1,594,650
Lamb Weston Holdings, Inc.	24,972	1,654,894
Lancaster Colony Corp.	10,274	1,836,991
Landec Corp. (A)	4,832	46,967
Limoneira Company	3,128	44,730
McCormick & Company, Inc.	21,299	4,134,136
MEIJI Holdings Company, Ltd.	22,600	1,726,318
Mondelez International, Inc., Class A	245,454	14,101,332
Mowi ASA	86,816	1,544,620
Nestle SA	587,573	69,928,220
NH Foods, Ltd.	16,241	725,954
Nisshin Seifun Group, Inc.	39,100	620,561
Nissin Foods Holdings Company, Ltd.	12,575	1,181,395
Orkla ASA	148,455	1,498,278
Pilgrim's Pride Corp. (A)	17,864	267,335
Post Holdings, Inc. (A)	23,047	1,982,042
Sanderson Farms, Inc.	10,575	1,247,533
Seneca Foods Corp., Class A (A)	1,284	45,877
The Hain Celestial Group, Inc. (A)	30,580	1,048,894
The Hershey Company	25,332	3,631,089
The J.M. Smucker Company	19,603	2,264,539
The Kraft Heinz Company	111,351	3,334,962
The Simply Good Foods Company (A)	14,105	311,015
Tootsie Roll Industries, Inc. (C)	9,117	281,715
Toyo Suisan Kaisha, Ltd.	17,550	926,749
TreeHouse Foods, Inc. (A)	20,681	838,201
Tyson Foods, Inc., Class A	50,566	3,007,666
Vital Farms, Inc. (A)	1,365	55,323
WH Group, Ltd. (B)	1,888,500	1,540,462
Wilmar International, Ltd.	379,003	1,230,564
Yakult Honsha Company, Ltd.	23,603	1,310,559
Yamazaki Baking Company, Ltd.	23,890	416,426
		176,553,958
Household products – 1.3%
Central Garden & Pet Company, Class A (A)	8,193	296,095
Church & Dwight Company, Inc.	42,500	3,982,675
Colgate-Palmolive Company	147,341	11,367,358
Energizer Holdings, Inc. (C)	21,317	834,347
Essity AB, B Shares (A)	119,841	4,045,981
Henkel AG & Company KGaA	20,524	1,919,571
Kimberly-Clark Corp.	58,608	8,654,057
Lion Corp.	44,300	909,439
Oil-Dri Corp. of America	1,132	40,492
Pigeon Corp.	22,800	1,018,733
Reckitt Benckiser Group PLC	140,271	13,677,157
The Clorox Company	21,689	4,558,377
The Procter & Gamble Company	427,832	59,464,370
Unicharm Corp.	79,700	3,564,445
WD-40 Company	2,250	425,948
		114,759,045
Personal products – 0.9%
Beiersdorf AG	19,918	2,261,437
BellRing Brands, Inc., Class A (A)	6,758	140,161
Coty, Inc., Class A	103,615	279,761
Edgewell Personal Care Company (A)	28,854	804,450
elf Beauty, Inc. (A)	7,068	129,839
Inter Parfums, Inc.	2,990	111,677

228

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Kao Corp.	95,175	$7,144,856
Kobayashi Pharmaceutical Company, Ltd.	9,700	937,272
Kose Corp.	6,600	808,088
Lifevantage Corp. (A)	2,615	31,563
L'Oreal SA	49,686	16,169,254
Medifast, Inc.	1,867	307,028
Nu Skin Enterprises, Inc., Class A	18,809	942,143
Pola Orbis Holdings, Inc.	18,072	340,753
Shiseido Company, Ltd.	78,960	4,570,989
The Estee Lauder Companies, Inc., Class A	38,763	8,460,025
Unilever NV	288,417	17,514,794
Unilever PLC	230,715	14,224,306
USANA Health Sciences, Inc. (A)	1,962	144,501
Veru, Inc. (A)	9,278	24,308
		75,347,205
Tobacco – 0.7%
Altria Group, Inc.	319,358	12,339,993
British American Tobacco PLC	452,903	16,246,208
Imperial Brands PLC	186,843	3,300,299
Japan Tobacco, Inc.	237,066	4,324,979
Philip Morris International, Inc.	267,614	20,068,374
Swedish Match AB	32,017	2,617,923
Turning Point Brands, Inc.	1,741	48,574
Universal Corp.	4,107	172,001
Vector Group, Ltd.	22,755	220,496
		59,338,847
		690,347,906
Energy – 2.1%
Energy equipment and services – 0.1%
Archrock, Inc.	21,236	114,250
Aspen Aerogels, Inc. (A)	4,141	45,344
Baker Hughes Company	112,793	1,499,019
Bristow Group, Inc. (A)	1,130	24,013
Cactus, Inc., Class A	7,811	149,893
ChampionX Corp. (A)	98,435	786,496
DMC Global, Inc. (C)	2,442	80,439
Dril-Quip, Inc. (A)	5,600	138,656
Exterran Corp. (A)	3,538	14,718
Frank's International NV (A)	27,417	42,222
Halliburton Company	150,962	1,819,092
Helix Energy Solutions Group, Inc. (A)(C)	25,129	60,561
Liberty Oilfield Services, Inc., Class A	11,444	91,438
Matrix Service Company (A)	5,136	42,886
Nabors Industries, Ltd. (C)	1,282	31,332
National Energy Services Reunited Corp. (A)	3,233	20,627
National Oilwell Varco, Inc.	66,725	604,529
Newpark Resources, Inc. (A)	17,542	18,419
NexTier Oilfield Solutions, Inc. (A)	28,123	52,028
Oceaneering International, Inc. (A)	17,272	60,797
Oil States International, Inc. (A)	11,020	30,085
Patterson-UTI Energy, Inc.	29,836	85,033
ProPetro Holding Corp. (A)	14,016	56,905
RPC, Inc. (A)	10,634	28,074
Schlumberger NV	238,540	3,711,682
SEACOR Holdings, Inc. (A)	3,314	96,371
Select Energy Services, Inc., Class A (A)	10,846	41,649
Solaris Oilfield Infrastructure, Inc., Class A (C)	5,804	36,797
TechnipFMC PLC	72,583	457,999
Tenaris SA	93,112	463,890
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	5,934	$39,817
Transocean, Ltd. (A)(C)	100,020	80,706
U.S. Silica Holdings, Inc. (C)	13,037	39,111
		10,864,878
Oil, gas and consumable fuels – 2.0%
Ampol, Ltd.	49,312	851,058
Antero Midstream Corp.	104,668	562,067
Antero Resources Corp. (A)(C)	39,806	109,467
Apache Corp.	64,865	614,272
Arch Resources, Inc.	2,475	105,138
Ardmore Shipping Corp.	6,478	23,062
Berry Corp.	12,703	40,269
Bonanza Creek Energy, Inc. (A)	2,677	50,328
BP PLC	4,001,023	11,570,872
Brigham Minerals, Inc., Class A	5,818	51,897
Cabot Oil & Gas Corp.	68,494	1,189,056
Chevron Corp.	320,892	23,104,224
Cimarex Energy Company	37,352	908,774
Clean Energy Fuels Corp. (A)	23,549	58,402
CNX Resources Corp. (A)	99,342	937,788
Concho Resources, Inc.	33,803	1,491,388
ConocoPhillips	184,316	6,052,937
CONSOL Energy, Inc. (A)(C)	4,675	20,710
Contango Oil & Gas Company (A)(C)	16,267	21,798
CVR Energy, Inc.	5,066	62,717
Delek US Holdings, Inc. (C)	10,653	118,568
Devon Energy Corp.	65,782	622,298
DHT Holdings, Inc.	17,664	91,146
Diamond S Shipping, Inc. (A)	4,785	32,873
Diamondback Energy, Inc.	27,121	816,885
Dorian LPG, Ltd. (A)(C)	6,029	48,292
ENEOS Holdings, Inc.	605,611	2,160,740
Energy Fuels, Inc. (A)(C)	21,163	35,554
Eni SpA (C)	502,584	3,928,228
EOG Resources, Inc.	100,056	3,596,013
EQT Corp.	93,557	1,209,692
Equinor ASA	197,955	2,804,560
Equitrans Midstream Corp.	148,798	1,258,831
Exxon Mobil Corp.	726,606	24,944,384
Falcon Minerals Corp.	9,662	23,575
Frontline, Ltd. (C)	19,808	128,752
Galp Energia SGPS SA	98,936	917,679
Golar LNG, Ltd. (A)	14,950	90,522
Green Plains, Inc. (A)(C)	5,974	92,478
Gulfport Energy Corp. (A)(C)	29,718	15,664
Hess Corp.	46,975	1,922,687
HollyFrontier Corp.	25,614	504,852
Idemitsu Kosan Company, Ltd. (C)	38,186	815,301
Inpex Corp.	202,141	1,084,727
International Seaways, Inc.	3,820	55,810
Kinder Morgan, Inc.	334,523	4,124,669
Koninklijke Vopak NV	13,926	783,805
Kosmos Energy, Ltd.	70,101	68,391
Lundin Energy AB (C)	36,719	728,168
Magnolia Oil & Gas Corp., Class A (A)	22,270	115,136
Marathon Oil Corp.	135,661	554,853
Marathon Petroleum Corp.	111,820	3,280,799
Matador Resources Company (A)	18,337	151,464
Montage Resources Corp. (A)	4,379	19,224
Murphy Oil Corp. (C)	52,848	471,404
Neste OYJ	83,486	4,396,347
Noble Energy, Inc.	83,285	712,087
Nordic American Tankers, Ltd.	24,470	85,400
Occidental Petroleum Corp.	143,857	1,440,009
Oil Search, Ltd.	390,040	746,042

229

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
OMV AG	29,122	$796,809
ONEOK, Inc.	76,334	1,983,157
Origin Energy, Ltd.	347,965	1,077,617
Overseas Shipholding Group, Inc., Class A (A)	12,696	27,169
Ovintiv, Inc.	43,428	354,372
Par Pacific Holdings, Inc. (A)	7,001	47,397
PBF Energy, Inc., Class A	16,502	93,896
PDC Energy, Inc. (A)	16,730	207,368
Peabody Energy Corp.	11,341	26,084
Penn Virginia Corp. (A)(C)	2,755	27,137
Phillips 66	75,045	3,890,333
Pioneer Natural Resources Company	28,230	2,427,498
Range Resources Corp.	35,705	236,367
Renewable Energy Group, Inc. (A)(C)	6,279	335,424
Repsol SA	293,810	1,984,866
REX American Resources Corp. (A)	995	65,282
Royal Dutch Shell PLC, A Shares	810,706	10,120,304
Royal Dutch Shell PLC, B Shares	730,948	8,864,240
Santos, Ltd.	349,759	1,236,671
Scorpio Tankers, Inc. (C)	8,675	96,032
SFL Corp., Ltd.	15,745	117,930
SM Energy Company	19,779	31,449
Southwestern Energy Company (A)	97,240	228,514
Tellurian, Inc. (A)(C)	27,588	21,982
The Williams Companies, Inc.	208,545	4,097,909
TOTAL SE	488,043	16,760,643
Uranium Energy Corp. (A)	33,246	33,140
Valero Energy Corp.	70,072	3,035,519
W&T Offshore, Inc. (A)(C)	17,504	31,507
Washington H. Soul Pattinson & Company, Ltd.	21,335	362,401
Whiting Petroleum Corp. (A)	233	4,029
Woodside Petroleum, Ltd.	188,633	2,394,142
World Fuel Services Corp.	33,556	711,052
WPX Energy, Inc. (A)	147,843	724,431
		175,276,804
		186,141,682
Financials – 11.5%
Banks – 4.6%
1st Source Corp.	2,943	90,762
ABN AMRO Bank NV (B)	83,152	695,111
ACNB Corp.	1,995	41,496
Allegiance Bancshares, Inc.	3,522	82,309
Altabancorp	3,084	62,050
Amerant Bancorp, Inc. (A)	4,152	38,655
Ameris Bancorp	10,995	250,466
Ames National Corp.	1,628	27,497
Aozora Bank, Ltd. (C)	23,227	385,672
Arrow Financial Corp.	2,787	69,930
Associated Banc-Corp.	56,253	709,913
Atlantic Capital Bancshares, Inc. (A)	4,322	49,055
Atlantic Union Bankshares Corp.	12,990	277,596
Auburn National Bancorporation, Inc.	583	21,140
Australia & New Zealand Banking Group, Ltd.	559,704	6,982,863
Banc of California, Inc.	7,852	79,462
BancFirst Corp.	3,146	128,483
Banco Bilbao Vizcaya Argentaria SA	1,314,381	3,648,637
Banco Espirito Santo SA (A)	625,609	939
Banco Santander SA	3,277,705	6,113,744
BancorpSouth Bank	51,648	1,000,938
Bank First Corp. (C)	1,200	70,440
Bank Hapoalim BM	234,755	1,254,286
Bank Leumi Le-Israel BM	301,548	1,327,524
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of America Corp.	1,310,224	$31,563,296
Bank of Hawaii Corp. (C)	14,659	740,573
Bank of Marin Bancorp	2,612	75,644
Bank OZK	44,247	943,346
Bankinter SA	132,967	572,416
BankUnited, Inc.	15,077	330,337
Bankwell Financial Group, Inc.	1,824	25,810
Banner Corp.	5,831	188,108
Banque Cantonale Vaudoise	6,028	611,729
Bar Harbor Bankshares	3,068	63,047
Barclays PLC	3,416,562	4,310,190
BayCom Corp. (A)	2,884	29,705
Berkshire Hills Bancorp, Inc.	7,926	80,132
BNP Paribas SA (A)	221,921	8,027,887
BOC Hong Kong Holdings, Ltd.	730,241	1,935,858
Boston Private Financial Holdings, Inc.	14,718	81,243
Bridge Bancorp, Inc.	3,355	58,478
Brookline Bancorp, Inc.	13,730	118,696
Bryn Mawr Bank Corp.	3,702	92,069
Business First Bancshares, Inc.	2,561	38,415
Byline Bancorp, Inc.	4,635	52,283
C&F Financial Corp.	892	26,492
Cadence BanCorp	20,529	176,344
CaixaBank SA	707,088	1,501,067
Cambridge Bancorp	1,334	70,915
Camden National Corp.	2,819	85,204
Capstar Financial Holdings, Inc.	3,965	38,897
Carter Bank & Trust	4,756	31,627
Cathay General Bancorp	39,930	865,682
CB Financial Services, Inc.	1,279	24,403
CBTX, Inc.	3,341	54,592
Central Pacific Financial Corp.	5,020	68,121
Century Bancorp, Inc., Class A	659	43,323
ChoiceOne Financial Services, Inc.	2,011	52,326
CIT Group, Inc.	52,272	925,737
Citigroup, Inc.	357,760	15,423,034
Citizens & Northern Corp.	2,173	35,290
Citizens Financial Group, Inc.	73,349	1,854,263
Citizens Holding Company	1,374	30,805
City Holding Company	2,566	147,827
Civista Bancshares, Inc.	3,664	45,873
CNB Financial Corp.	3,253	48,372
Coastal Financial Corp. (A)	1,450	17,763
Columbia Banking System, Inc.	11,932	284,578
Comerica, Inc.	23,893	913,907
Commerce Bancshares, Inc. (C)	36,742	2,068,207
Commerzbank AG (A)	197,143	969,498
Commonwealth Bank of Australia	349,531	16,084,107
Community Bank System, Inc.	8,637	470,371
Community Trust Bancorp, Inc.	2,685	75,878
Concordia Financial Group, Ltd.	203,346	707,273
ConnectOne Bancorp, Inc.	6,680	93,988
County Bancorp, Inc.	1,584	29,779
Credit Agricole SA (A)	227,548	1,985,331
CrossFirst Bankshares, Inc. (A)	8,624	74,943
Cullen/Frost Bankers, Inc.	20,426	1,306,243
Customers Bancorp, Inc. (A)	4,658	52,170
CVB Financial Corp.	21,397	355,832
Danske Bank A/S (A)	136,157	1,841,674
DBS Group Holdings, Ltd.	353,983	5,204,025
Dime Community Bancshares, Inc.	5,511	62,329
DNB ASA	187,145	2,607,045
Eagle Bancorp Montana, Inc.	2,277	40,121
Eagle Bancorp, Inc.	5,572	149,274
East West Bancorp, Inc.	51,788	1,695,539

230

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Enterprise Financial Services Corp.	4,240	$115,625
Equity Bancshares, Inc., Class A (A)	3,076	47,678
Erste Group Bank AG	55,136	1,154,570
Esquire Financial Holdings, Inc. (A)	1,784	26,760
Farmers & Merchants Bancorp, Inc.	1,570	31,416
Farmers National Banc Corp.	5,702	62,266
FB Financial Corp. (C)	5,097	128,037
Fidelity D&D Bancorp, Inc. (C)	946	46,080
Fifth Third Bancorp	122,396	2,609,483
Financial Institutions, Inc.	3,472	53,469
FinecoBank Banca Fineco SpA (A)	120,346	1,657,611
First Bancorp (North Carolina)	5,063	105,969
First Bancorp (Puerto Rico)	35,505	185,336
First Busey Corp.	8,772	139,387
First Capital, Inc.	722	40,468
First Choice Bancorp	2,548	33,863
First Commonwealth Financial Corp.	16,891	130,736
First Community Bankshares, Inc.	3,636	65,630
First Community Corp.	1,960	26,715
First Financial Bancorp	16,181	194,253
First Financial Bankshares, Inc. (C)	73,324	2,046,473
First Financial Corp.	2,701	84,811
First Foundation, Inc.	7,011	91,634
First Horizon National Corp.	202,514	1,909,707
First Internet Bancorp	2,303	33,923
First Interstate BancSystem, Inc., Class A	7,055	224,702
First Merchants Corp.	9,044	209,459
First Mid Bancshares, Inc.	2,953	73,677
First Midwest Bancorp, Inc.	18,963	204,421
First Northwest Bancorp	2,399	23,750
First Republic Bank	29,578	3,225,777
Flushing Financial Corp.	5,432	57,145
FNB Corp.	118,302	802,088
Fukuoka Financial Group, Inc.	34,020	571,805
Fulton Financial Corp.	85,590	798,555
German American Bancorp, Inc.	4,378	118,819
Glacier Bancorp, Inc.	50,741	1,626,249
Great Southern Bancorp, Inc.	2,144	77,656
Great Western Bancorp, Inc.	9,596	119,470
Hancock Whitney Corp.	45,934	864,019
Hang Seng Bank, Ltd.	151,090	2,238,365
Hanmi Financial Corp.	5,933	48,710
HarborOne Bancorp, Inc.	10,070	81,265
Heartland Financial USA, Inc.	5,852	175,531
Heritage Commerce Corp.	11,054	73,564
Heritage Financial Corp.	6,427	118,193
Hilltop Holdings, Inc.	11,857	244,017
Home BancShares, Inc.	80,949	1,227,187
HomeTrust Bancshares, Inc.	3,528	47,910
Hope Bancorp, Inc.	19,606	148,712
Horizon Bancorp, Inc.	7,965	80,367
Howard Bancorp, Inc. (A)	3,514	31,556
HSBC Holdings PLC	4,020,813	15,730,446
Huntington Bancshares, Inc.	174,821	1,603,109
Independent Bank Corp. (Massachusetts)	5,458	285,890
Independent Bank Corp. (Michigan)	4,548	57,168
Independent Bank Group, Inc.	6,151	271,751
ING Groep NV (A)	769,485	5,491,710
International Bancshares Corp.	29,220	761,473
Intesa Sanpaolo SpA (A)	3,262,147	6,137,460
Investar Holding Corp.	2,453	31,447
Investors Bancorp, Inc.	37,969	275,655
Israel Discount Bank, Ltd., Class A	244,886	660,628
Japan Post Bank Company, Ltd.	79,800	622,425
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
JPMorgan Chase & Co.	523,719	$50,418,428
KBC Group NV	49,307	2,472,551
KeyCorp	167,722	2,000,923
Lakeland Bancorp, Inc.	8,964	89,192
Lakeland Financial Corp.	4,155	171,186
Landmark Bancorp, Inc.	1,148	24,510
LCNB Corp.	3,093	42,219
Live Oak Bancshares, Inc. (C)	4,757	120,495
Lloyds Banking Group PLC (A)	13,954,573	4,737,324
M&T Bank Corp.	22,044	2,030,032
Mebuki Financial Group, Inc.	183,500	416,397
Mediobanca Banca di Credito Finanziario SpA	122,330	958,568
Mercantile Bank Corp.	3,366	60,655
Metrocity Bankshares, Inc. (C)	3,384	44,567
Metropolitan Bank Holding Corp. (A)	1,465	41,020
Middlefield Banc Corp.	1,804	34,817
Midland States Bancorp, Inc.	4,431	56,938
MidWestOne Financial Group, Inc.	3,149	56,273
Mitsubishi UFJ Financial Group, Inc.	2,412,268	9,627,060
Mizrahi Tefahot Bank, Ltd.	30,427	539,708
Mizuho Financial Group, Inc.	475,950	5,940,649
MVB Financial Corp.	1,738	27,756
National Australia Bank, Ltd.	630,938	8,105,621
National Bank Holdings Corp., Class A	5,122	134,453
National Bankshares, Inc.	1,162	29,433
Natwest Group PLC (A)	952,494	1,304,391
NBT Bancorp, Inc.	7,189	192,809
Nicolet Bankshares, Inc. (A)(C)	1,788	97,643
Nordea Bank ABP (Nasdaq Stockholm Exchange) (C)	639,283	4,857,739
Northeast Bank	2,019	37,150
OceanFirst Financial Corp.	10,035	137,379
OFG Bancorp	8,748	109,000
Old National Bancorp	26,964	338,668
Old Second Bancorp, Inc.	6,744	50,546
Origin Bancorp, Inc.	4,068	86,892
Oversea-Chinese Banking Corp., Ltd.	653,424	4,063,471
Pacific Premier Bancorp, Inc.	13,562	273,139
PacWest Bancorp	42,734	729,897
Park National Corp. (C)	2,408	197,360
Parke Bancorp, Inc.	2,831	33,802
Peapack-Gladstone Financial Corp.	3,582	54,267
Penns Woods Bancorp, Inc.	1,144	22,708
Peoples Bancorp, Inc.	3,793	72,408
Peoples Financial Services Corp.	1,131	39,314
People's United Financial, Inc.	72,996	752,589
Pinnacle Financial Partners, Inc.	27,761	988,014
Plumas Bancorp	1,463	28,792
Preferred Bank	2,485	79,818
Premier Financial Bancorp, Inc.	3,515	37,962
Prosperity Bancshares, Inc.	33,916	1,757,866
QCR Holdings, Inc.	2,797	76,666
Raiffeisen Bank International AG (A)	29,060	444,792
RBB Bancorp	3,845	43,602
Red River Bancshares, Inc. (C)	1,058	45,494
Regions Financial Corp.	165,001	1,902,462
Reliant Bancorp, Inc.	3,232	46,864
Renasant Corp.	9,128	207,388
Republic First Bancorp, Inc. (A)	11,026	21,831
Resona Holdings, Inc.	413,246	1,407,858
Richmond Mutual Bancorporation, Inc.	2,932	31,021
S&T Bancorp, Inc.	6,691	118,364
Salisbury Bancorp, Inc.	856	27,058
Sandy Spring Bancorp, Inc.	7,515	173,446

231

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
SB Financial Group, Inc.	1,918	$25,874
Seacoast Banking Corp. of Florida (A)	8,798	158,628
ServisFirst Bancshares, Inc.	8,109	275,949
Seven Bank, Ltd. (C)	118,040	286,076
Shinsei Bank, Ltd.	30,866	381,111
Sierra Bancorp	3,129	52,536
Signature Bank	19,605	1,627,019
Silvergate Capital Corp., Class A (A)	2,986	42,998
Simmons First National Corp., Class A	17,869	283,313
Skandinaviska Enskilda Banken AB, A Shares (A)	321,078	2,851,678
SmartFinancial, Inc.	2,361	32,086
Societe Generale SA (A)	159,834	2,121,623
South Plains Financial, Inc.	1,831	22,723
South State Corp.	11,566	556,903
Southern First Bancshares, Inc. (A)	1,758	42,456
Southside Bancshares, Inc.	5,524	134,951
Spirit of Texas Bancshares, Inc. (A)	2,957	33,000
Standard Chartered PLC (A)	529,035	2,434,400
Sterling Bancorp	71,184	748,856
Stock Yards Bancorp, Inc.	3,417	116,315
Sumitomo Mitsui Financial Group, Inc.	257,358	7,195,937
Sumitomo Mitsui Trust Holdings, Inc.	66,583	1,771,359
Summit Financial Group, Inc.	1,877	27,798
SVB Financial Group (A)	8,895	2,140,315
Svenska Handelsbanken AB, A Shares (A)(C)	307,028	2,568,831
Swedbank AB, A Shares (A)	178,695	2,797,579
Synovus Financial Corp.	53,921	1,141,508
TCF Financial Corp.	55,722	1,301,666
Texas Capital Bancshares, Inc. (A)	26,842	835,591
The Bancorp, Inc. (A)	9,006	77,812
The Bank of East Asia, Ltd.	259,199	478,498
The Bank of Kyoto, Ltd.	11,314	547,034
The Bank of NT Butterfield & Son, Ltd.	8,339	185,793
The Chiba Bank, Ltd.	105,164	580,267
The First Bancshares, Inc.	3,811	79,917
The First of Long Island Corp.	4,560	67,534
The PNC Financial Services Group, Inc.	72,949	8,017,825
The Shizuoka Bank, Ltd.	82,408	569,122
Tompkins Financial Corp.	2,322	131,913
Towne Bank	11,353	186,189
TriCo Bancshares	4,646	113,781
TriState Capital Holdings, Inc. (A)	4,934	65,326
Triumph Bancorp, Inc. (A)	3,878	120,761
Truist Financial Corp.	231,581	8,811,657
Trustmark Corp.	33,729	722,138
U.S. Bancorp	235,565	8,445,005
UMB Financial Corp.	23,006	1,127,524
Umpqua Holdings Corp.	80,607	856,046
UniCredit SpA (A)	418,783	3,460,078
United Bankshares, Inc. (C)	67,937	1,458,607
United Community Banks, Inc.	12,999	220,073
United Overseas Bank, Ltd.	232,139	3,270,186
Univest Financial Corp.	5,551	79,768
Valley National Bancorp	213,526	1,462,653
Veritex Holdings, Inc.	8,276	140,940
Washington Trust Bancorp, Inc.	3,130	95,966
Webster Financial Corp.	33,013	871,873
Wells Fargo & Company	708,014	16,645,409
WesBanco, Inc.	10,846	231,671
Westamerica Bancorporation	4,390	238,597
Westpac Banking Corp.	712,892	8,668,265
Wintrust Financial Corp.	21,083	844,374
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Zions Bancorp NA	28,179	$823,390
		399,228,646
Capital markets – 2.5%
3i Group PLC	191,989	2,465,392
Affiliated Managers Group, Inc.	17,040	1,165,195
Ameriprise Financial, Inc.	20,668	3,185,145
Amundi SA (A)(B)	11,994	845,393
Artisan Partners Asset Management, Inc., Class A	9,200	358,708
Assetmark Financial Holdings, Inc. (A)	2,746	59,698
ASX, Ltd.	38,300	2,239,233
B. Riley Financial, Inc.	3,436	86,106
BGC Partners, Inc., Class A	51,749	124,198
BlackRock, Inc.	24,370	13,733,714
Blucora, Inc. (A)	8,246	77,677
Brightsphere Investment Group, Inc.	10,066	129,851
Cboe Global Markets, Inc.	18,690	1,639,861
CME Group, Inc.	61,628	10,310,981
Cohen & Steers, Inc.	4,115	229,370
Cowen, Inc., Class A	4,750	77,283
Credit Suisse Group AG	479,004	4,781,752
Daiwa Securities Group, Inc.	285,408	1,200,402
Deutsche Bank AG (A)(C)	387,593	3,267,179
Deutsche Boerse AG	37,526	6,579,065
Diamond Hill Investment Group, Inc.	593	74,908
Donnelley Financial Solutions, Inc. (A)	5,414	72,331
E*TRADE Financial Corp.	37,994	1,901,600
Eaton Vance Corp.	41,790	1,594,289
Ellington Financial, Inc.	7,113	87,205
EQT AB	47,000	912,014
Evercore, Inc., Class A	14,857	972,539
FactSet Research Systems, Inc. (C)	13,906	4,656,841
Federated Hermes, Inc.	50,824	1,093,224
Focus Financial Partners, Inc., Class A (A)	5,350	175,427
Franklin Resources, Inc.	45,968	935,449
Greenhill & Company, Inc.	2,819	31,996
Hamilton Lane, Inc., Class A	4,621	298,470
Hargreaves Lansdown PLC	65,563	1,318,833
Hong Kong Exchanges & Clearing, Ltd.	237,871	11,197,414
Houlihan Lokey, Inc.	7,947	469,270
Interactive Brokers Group, Inc., Class A	28,935	1,398,429
Intercontinental Exchange, Inc.	96,448	9,649,622
Invesco, Ltd.	64,703	738,261
Janus Henderson Group PLC (C)	55,182	1,198,553
Japan Exchange Group, Inc.	100,700	2,822,446
Julius Baer Group, Ltd.	44,185	1,876,641
London Stock Exchange Group PLC	62,467	7,166,016
Macquarie Group, Ltd.	66,483	5,763,029
Magellan Financial Group, Ltd.	25,156	1,037,533
MarketAxess Holdings, Inc.	6,525	3,142,375
Moelis & Company, Class A (C)	8,733	306,878
Moody's Corp.	27,740	8,040,439
Morgan Stanley	205,930	9,956,716
MSCI, Inc.	14,373	5,127,999
Nasdaq, Inc.	19,759	2,424,627
Natixis SA (A)	186,498	419,115
Nomura Holdings, Inc.	620,813	2,837,071
Northern Trust Corp.	35,760	2,788,207
Oppenheimer Holdings, Inc., Class A	1,926	42,988
Partners Group Holding AG	3,690	3,394,077
Piper Sandler Companies	2,939	214,547
PJT Partners, Inc., Class A	3,965	240,319
Raymond James Financial, Inc.	20,978	1,526,359
S&P Global, Inc.	41,415	14,934,249

232

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Safeguard Scientifics, Inc.	4,001	$21,925
SBI Holdings, Inc.	46,690	1,209,825
Schroders PLC	24,596	854,212
Sculptor Capital Management, Inc.	3,308	38,836
SEI Investments Company	44,508	2,257,446
Silvercrest Asset Management Group, Inc., Class A	2,217	23,190
Singapore Exchange, Ltd.	158,948	1,072,051
St. James's Place PLC	106,111	1,276,557
Standard Life Aberdeen PLC	449,603	1,309,332
State Street Corp.	60,556	3,592,787
Stifel Financial Corp.	36,084	1,824,407
StoneX Group, Inc. (A)	2,778	142,122
T. Rowe Price Group, Inc.	39,007	5,001,478
The Bank of New York Mellon Corp.	140,053	4,809,420
The Charles Schwab Corp.	199,303	7,220,748
The Goldman Sachs Group, Inc.	59,128	11,882,954
UBS Group AG	723,757	8,086,467
Virtus Investment Partners, Inc.	1,216	168,598
Waddell & Reed Financial, Inc., Class A (C)	10,877	161,523
Westwood Holdings Group, Inc.	1,654	18,426
WisdomTree Investments, Inc.	25,074	80,237
		216,447,050
Consumer finance – 0.3%
Acom Company, Ltd. (C)	78,810	342,814
American Express Company	112,075	11,235,519
Capital One Financial Corp.	78,471	5,638,926
Curo Group Holdings Corp.	3,289	23,187
Discover Financial Services	52,657	3,042,521
Encore Capital Group, Inc. (A)	5,123	197,697
Enova International, Inc. (A)	5,065	83,015
EZCORP, Inc., Class A (A)	8,568	43,097
FirstCash, Inc.	21,926	1,254,386
Green Dot Corp., Class A (A)	8,454	427,857
Isracard, Ltd.	9,016	22,358
LendingClub Corp. (A)	12,046	56,737
LendingTree, Inc. (A)	2,880	883,843
Navient Corp.	102,425	865,491
Nelnet, Inc., Class A	2,821	169,965
Oportun Financial Corp. (A)	3,485	41,088
PRA Group, Inc. (A)(C)	7,496	299,465
Regional Management Corp. (A)	1,699	28,305
SLM Corp.	137,346	1,111,129
Synchrony Financial	93,294	2,441,504
World Acceptance Corp. (A)	794	83,807
		28,292,711
Diversified financial services – 1.1%
Alerus Financial Corp.	3,670	71,932
A-Mark Precious Metals, Inc.	862	29,067
AMP, Ltd.	678,415	638,843
Banco Latinoamericano de Comercio Exterior SA, Class E	5,068	61,576
Berkshire Hathaway, Inc., Class B (A)	340,636	72,535,030
Cannae Holdings, Inc. (A)	14,091	525,031
Eurazeo SE (A)	7,745	419,314
EXOR NV	21,399	1,161,596
Groupe Bruxelles Lambert SA	22,333	2,013,361
Industrivarden AB, C Shares (A)(C)	31,590	840,094
Investor AB, B Shares	89,915	5,873,223
Jefferies Financial Group, Inc.	79,048	1,422,864
Kinnevik AB, B Shares	48,859	1,983,106
L E Lundbergforetagen AB, B Shares (A)	15,074	744,792
M&G PLC	512,696	1,053,809
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Mitsubishi UFJ Lease & Finance Company, Ltd.	79,496	$369,367
NewStar Financial, Inc. (A)(D)	6,344	645
ORIX Corp.	259,283	3,238,512
Sofina SA	3,048	832,124
Tokyo Century Corp. (C)	8,500	463,300
Wendel SE	5,291	479,954
		94,757,540
Insurance – 2.9%
Admiral Group PLC	37,814	1,275,287
Aegon NV	352,767	913,070
Aflac, Inc.	113,935	4,141,537
Ageas SA/NV	34,588	1,415,310
AIA Group, Ltd.	2,386,935	23,726,358
Alleghany Corp.	5,239	2,726,638
Allianz SE	82,374	15,810,013
Ambac Financial Group, Inc. (A)	7,746	98,916
American Equity Investment Life Holding Company	15,043	330,796
American Financial Group, Inc.	26,251	1,758,292
American International Group, Inc.	148,034	4,075,376
AMERISAFE, Inc.	3,239	185,789
Aon PLC, Class A	39,808	8,212,390
Argo Group International Holdings, Ltd.	5,497	189,262
Arthur J. Gallagher & Company	32,908	3,474,427
Assicurazioni Generali SpA	218,090	3,073,849
Assurant, Inc.	10,250	1,243,428
Aviva PLC	791,846	2,929,618
AXA SA	381,827	7,066,839
Baloise Holding AG	9,177	1,351,079
Brighthouse Financial, Inc. (A)	34,049	916,259
Brown & Brown, Inc.	85,920	3,889,598
BRP Group, Inc., Class A (A)	5,370	133,767
Chubb, Ltd.	77,565	9,006,848
Cincinnati Financial Corp.	25,707	2,004,375
Citizens, Inc. (A)(C)	8,536	47,289
CNO Financial Group, Inc.	75,316	1,208,069
CNP Assurances (A)	33,724	422,941
Crawford & Company, Class A	3,416	22,341
Dai-ichi Life Holdings, Inc.	212,937	3,004,613
Direct Line Insurance Group PLC	269,832	941,095
Donegal Group, Inc., Class A	2,292	32,248
eHealth, Inc. (A)(C)	4,228	334,012
Employers Holdings, Inc.	4,782	144,656
Enstar Group, Ltd. (A)	1,961	316,702
Everest Re Group, Ltd.	6,869	1,356,902
FBL Financial Group, Inc., Class A (C)	1,675	80,735
FedNat Holding Company	2,702	17,077
First American Financial Corp.	40,819	2,078,095
Genworth Financial, Inc., Class A (A)	268,514	899,522
Gjensidige Forsikring ASA	39,639	804,462
Globe Life, Inc.	16,840	1,345,516
Goosehead Insurance, Inc., Class A	2,194	189,978
Greenlight Capital Re, Ltd., Class A (A)	5,684	38,253
Hannover Rueck SE	11,917	1,844,880
HCI Group, Inc.	1,108	54,613
Heritage Insurance Holdings, Inc. (C)	4,482	45,358
Horace Mann Educators Corp.	6,856	228,990
Insurance Australia Group, Ltd.	456,334	1,444,030
Investors Title Company	275	35,767
James River Group Holdings, Ltd.	5,008	223,006
Japan Post Holdings Company, Ltd.	311,200	2,122,089
Japan Post Insurance Company, Ltd.	44,500	700,665
Kemper Corp.	22,478	1,502,205
Kinsale Capital Group, Inc.	3,504	666,391

233

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Legal & General Group PLC	1,177,170	$2,871,661
Lincoln National Corp.	31,216	977,997
Loews Corp.	40,964	1,423,499
Mapfre SA	213,530	334,999
Marsh & McLennan Companies, Inc.	87,045	9,984,062
MBIA, Inc. (A)	9,148	55,437
Medibank Pvt., Ltd.	544,313	982,157
Mercury General Corp. (C)	9,726	402,365
MetLife, Inc.	132,582	4,928,073
MS&AD Insurance Group Holdings, Inc.	88,051	2,372,376
Muenchener Rueckversicherungs-Gesellschaft AG	27,663	7,032,412
National General Holdings Corp.	11,264	380,160
National Western Life Group, Inc., Class A	436	79,688
NI Holdings, Inc. (A)	1,926	32,530
NN Group NV	56,926	2,133,798
Old Republic International Corp.	103,495	1,525,516
Palomar Holdings, Inc. (A)	3,255	339,301
Poste Italiane SpA (B)	103,160	914,183
Primerica, Inc.	14,465	1,636,570
Principal Financial Group, Inc.	43,873	1,766,766
ProAssurance Corp.	9,152	143,137
Protective Insurance Corp., Class B	2,048	26,890
Prudential Financial, Inc.	67,879	4,311,674
Prudential PLC	514,980	7,389,092
QBE Insurance Group, Ltd.	289,985	1,803,716
Reinsurance Group of America, Inc.	24,866	2,366,995
RenaissanceRe Holdings, Ltd.	18,747	3,182,116
RLI Corp.	21,004	1,758,665
RSA Insurance Group PLC	204,318	1,192,980
Safety Insurance Group, Inc.	2,397	165,609
Sampo OYJ, A Shares	92,972	3,681,957
SCOR SE (A)	31,245	869,921
Selective Insurance Group, Inc.	31,626	1,628,423
Selectquote, Inc. (A)	4,844	98,091
Sompo Holdings, Inc.	66,391	2,292,026
State Auto Financial Corp.	3,060	42,106
Stewart Information Services Corp.	3,950	172,734
Suncorp Group, Ltd.	249,164	1,521,026
Swiss Life Holding AG	6,304	2,385,380
Swiss Re AG	58,172	4,315,135
T&D Holdings, Inc.	106,225	1,047,200
The Allstate Corp.	53,670	5,052,494
The Hanover Insurance Group, Inc.	13,806	1,286,443
The Hartford Financial Services Group, Inc.	61,555	2,268,917
The Progressive Corp.	100,598	9,523,613
The Travelers Companies, Inc.	43,510	4,707,347
Third Point Reinsurance, Ltd. (A)	13,700	95,215
Tiptree, Inc.	5,190	25,691
Tokio Marine Holdings, Inc.	124,785	5,459,911
Trupanion, Inc. (A)(C)	4,965	391,739
Tryg A/S	23,949	753,973
United Fire Group, Inc.	3,591	72,969
United Insurance Holdings Corp.	3,835	23,240
Universal Insurance Holdings, Inc.	4,787	66,252
Unum Group	34,980	588,713
W.R. Berkley Corp.	24,166	1,477,751
Watford Holdings, Ltd. (A)(C)	3,043	69,806
Willis Towers Watson PLC	22,144	4,624,110
Zurich Insurance Group AG	29,713	10,361,368
		249,519,596
Mortgage real estate investment trusts – 0.0%
Anworth Mortgage Asset Corp.	19,065	31,267
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Apollo Commercial Real Estate Finance, Inc.	24,462	$220,403
Arbor Realty Trust, Inc.	17,498	200,702
Ares Commercial Real Estate Corp.	5,877	53,716
Arlington Asset Investment Corp., Class A	7,523	21,365
ARMOUR Residential REIT, Inc.	11,061	105,190
Blackstone Mortgage Trust, Inc., Class A	22,545	495,314
Broadmark Realty Capital, Inc.	20,971	206,774
Capstead Mortgage Corp.	16,697	93,837
Cherry Hill Mortgage Investment Corp.	3,105	27,883
Chimera Investment Corp.	31,484	258,169
Colony Credit Real Estate, Inc.	14,536	71,372
Dynex Capital, Inc.	1,985	30,192
Ellington Residential Mortgage REIT	2,086	23,155
Granite Point Mortgage Trust, Inc.	9,591	68,000
Great Ajax Corp.	4,265	35,357
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,940	504,704
Invesco Mortgage Capital, Inc.	31,181	84,501
KKR Real Estate Finance Trust, Inc.	4,347	71,856
Ladder Capital Corp.	17,177	122,300
MFA Financial, Inc.	74,624	199,992
New York Mortgage Trust, Inc.	64,561	164,631
Orchid Island Capital, Inc.	12,048	60,360
PennyMac Mortgage Investment Trust	16,343	262,632
Ready Capital Corp.	6,540	73,248
Redwood Trust, Inc.	18,995	142,842
TPG RE Finance Trust, Inc.	10,300	87,138
Two Harbors Investment Corp.	45,075	229,432
Western Asset Mortgage Capital Corp.	9,980	20,359
		3,966,691
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	9,524	222,004
Capitol Federal Financial, Inc.	21,866	202,588
Columbia Financial, Inc. (A)	8,304	92,174
ESSA Bancorp, Inc.	2,466	30,406
Essent Group, Ltd.	59,281	2,193,990
Federal Agricultural Mortgage Corp., Class C	1,574	100,201
Flagstar Bancorp, Inc.	6,056	179,439
Home Bancorp, Inc.	1,982	47,865
HomeStreet, Inc.	4,144	106,749
Kearny Financial Corp.	13,555	97,732
Meridian Bancorp, Inc.	8,590	88,907
Meta Financial Group, Inc.	5,816	111,784
Mr. Cooper Group, Inc. (A)	12,641	282,147
New York Community Bancorp, Inc.	169,803	1,404,271
NMI Holdings, Inc., Class A (A)	13,057	232,415
Northfield Bancorp, Inc.	8,352	76,170
Northwest Bancshares, Inc.	20,019	184,175
PCSB Financial Corp.	3,774	45,552
PennyMac Financial Services, Inc.	7,003	407,014
Premier Financial Corp.	6,556	102,110
Provident Financial Services, Inc.	10,575	129,015
Radian Group, Inc.	31,369	458,301
Standard AVB Financial Corp.	1,406	45,906
Territorial Bancorp, Inc.	2,263	45,780
The Hingham Institution for Savings	302	55,568
TrustCo Bank Corp.	17,339	90,510
Walker & Dunlop, Inc.	4,676	247,828
Washington Federal, Inc.	40,194	838,447
Waterstone Financial, Inc.	4,744	73,485

234

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
WSFS Financial Corp.	8,286	$223,473
		8,416,006
		1,000,628,240
Health care – 13.9%
Biotechnology – 2.1%
89bio, Inc. (A)(C)	1,037	26,609
AbbVie, Inc.	303,280	26,564,295
Abeona Therapeutics, Inc. (A)	10,694	10,908
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	31,421
ADMA Biologics, Inc. (A)(C)	10,882	26,008
Aduro Biotech, Inc. (A)	12,179	29,595
Adverum Biotechnologies, Inc. (A)	14,289	147,177
Aeglea BioTherapeutics, Inc. (A)(C)	7,305	51,792
Affimed NV (A)	12,819	43,456
Agenus, Inc. (A)(C)	25,066	100,264
Aimmune Therapeutics, Inc. (A)	7,759	267,298
Akcea Therapeutics, Inc. (A)	2,842	51,554
Akebia Therapeutics, Inc. (A)(C)	24,298	60,988
Akero Therapeutics, Inc. (A)	2,161	66,537
Akouos, Inc. (A)	2,305	52,715
Albireo Pharma, Inc. (A)	2,328	77,685
Alder Biopharmaceuticals, Inc. (A)(D)	13,115	19,663
Alector, Inc. (A)(C)	7,856	82,763
Alexion Pharmaceuticals, Inc. (A)	37,664	4,309,892
Allakos, Inc. (A)(C)	4,051	329,954
Allogene Therapeutics, Inc. (A)(C)	8,840	333,356
Allovir, Inc. (A)(C)	2,867	78,843
ALX Oncology Holdings, Inc. (A)(C)	1,512	57,063
Amgen, Inc.	100,649	25,580,950
Amicus Therapeutics, Inc. (A)	42,385	598,476
AnaptysBio, Inc. (A)	3,712	54,752
Anavex Life Sciences Corp. (A)(C)	9,173	41,737
Anika Therapeutics, Inc. (A)	2,420	85,644
Annexon, Inc. (A)	2,334	70,557
Apellis Pharmaceuticals, Inc. (A)(C)	10,190	307,432
Applied Genetic Technologies Corp. (A)	4,267	20,738
Applied Molecular Transport, Inc. (A)(C)	1,979	62,972
Applied Therapeutics, Inc. (A)	2,275	47,229
Aprea Therapeutics, Inc. (A)	1,243	29,907
Arcturus Therapeutics Holdings, Inc. (A)	2,608	111,883
Arcus Biosciences, Inc. (A)(C)	6,843	117,289
Arcutis Biotherapeutics, Inc. (A)(C)	2,880	84,384
Ardelyx, Inc. (A)	12,636	66,339
Arena Pharmaceuticals, Inc. (A)	9,540	713,497
Argenx SE (A)	8,815	2,328,626
Arrowhead Pharmaceuticals, Inc. (A)	54,097	2,329,417
Assembly Biosciences, Inc. (A)	5,259	86,458
Atara Biotherapeutics, Inc. (A)	11,937	154,704
Athenex, Inc. (A)	10,559	127,764
Athersys, Inc. (A)(C)	29,814	58,137
Atreca, Inc., Class A (A)(C)	4,587	64,080
AVEO Pharmaceuticals, Inc. (A)	3,628	21,550
Avid Bioservices, Inc. (A)	9,908	75,499
Avidity Biosciences, Inc. (A)	2,623	73,837
Avrobio, Inc. (A)	5,280	68,746
Beam Therapeutics, Inc. (A)(C)	5,772	142,107
BeiGene, Ltd., ADR (A)	8,000	2,291,520
Beyondspring, Inc. (A)(C)	2,429	32,330
BioCryst Pharmaceuticals, Inc. (A)	28,813	98,973
Biogen, Inc. (A)	27,205	7,717,514
Biohaven Pharmaceutical Holding Company, Ltd. (A)(C)	7,995	519,755
BioSpecifics Technologies Corp. (A)	1,125	59,434
Bioxcel Therapeutics, Inc. (A)(C)	1,944	84,292
Black Diamond Therapeutics, Inc. (A)(C)	2,903	87,758
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Blueprint Medicines Corp. (A)	9,191	$852,006
BrainStorm Cell Therapeutics, Inc. (A)	4,815	81,470
Bridgebio Pharma, Inc. (A)(C)	12,167	456,506
Cabaletta Bio, Inc. (A)	2,470	26,775
Calithera Biosciences, Inc. (A)	11,409	39,361
CareDx, Inc. (A)	7,815	296,501
CASI Pharmaceuticals, Inc. (A)	9,986	15,279
Castle Biosciences, Inc. (A)	1,885	96,983
Catabasis Pharmaceuticals, Inc. (A)(C)	3,499	21,659
Catalyst Pharmaceuticals, Inc. (A)	16,727	49,679
Cellular Biomedicine Group, Inc. (A)	2,308	42,329
CEL-SCI Corp. (A)(C)	5,609	71,515
Checkpoint Therapeutics, Inc. (A)	7,591	20,344
ChemoCentryx, Inc. (A)	8,158	447,058
Chimerix, Inc. (A)	8,959	22,308
Cidara Therapeutics, Inc. (A)	6,422	18,303
Clovis Oncology, Inc. (A)(C)	13,646	79,556
Coherus Biosciences, Inc. (A)(C)	9,816	180,025
Concert Pharmaceuticals, Inc. (A)	5,081	49,895
Constellation Pharmaceuticals, Inc. (A)	5,068	102,678
ContraFect Corp. (A)	4,141	21,864
Corbus Pharmaceuticals Holdings, Inc. (A)(C)	11,412	20,542
Cortexyme, Inc. (A)	2,676	133,800
Crinetics Pharmaceuticals, Inc. (A)	4,664	73,085
CSL, Ltd.	89,642	18,517,046
Cue Biopharma, Inc. (A)	4,740	71,337
Cyclerion Therapeutics, Inc. (A)(C)	3,990	24,259
Cytokinetics, Inc. (A)(C)	10,853	234,967
CytomX Therapeutics, Inc. (A)	7,808	51,923
Deciphera Pharmaceuticals, Inc. (A)	6,223	319,240
Denali Therapeutics, Inc. (A)(C)	10,496	376,072
Dicerna Pharmaceuticals, Inc. (A)	11,037	198,556
Dyadic International, Inc. (A)	3,799	28,758
Dynavax Technologies Corp. (A)(C)	17,346	74,935
Eagle Pharmaceuticals, Inc. (A)	1,878	79,777
Editas Medicine, Inc. (A)(C)	10,262	287,952
Eidos Therapeutics, Inc. (A)	1,873	94,643
Eiger BioPharmaceuticals, Inc. (A)	4,787	38,966
Emergent BioSolutions, Inc. (A)	23,875	2,467,004
Enanta Pharmaceuticals, Inc. (A)	3,259	149,197
Epizyme, Inc. (A)(C)	15,146	180,692
Esperion Therapeutics, Inc. (A)(C)	4,391	163,213
Exelixis, Inc. (A)	113,101	2,765,319
Exicure, Inc. (A)	10,883	19,045
Fate Therapeutics, Inc. (A)	11,741	469,288
Fennec Pharmaceuticals, Inc. (A)	4,278	25,925
FibroGen, Inc. (A)(C)	14,077	578,846
Five Prime Therapeutics, Inc. (A)	4,891	22,988
Flexion Therapeutics, Inc. (A)(C)	7,107	73,984
Forma Therapeutics Holdings, Inc. (A)(C)	2,545	126,843
Fortress Biotech, Inc. (A)(C)	10,733	43,361
Frequency Therapeutics, Inc. (A)(C)	4,296	82,526
G1 Therapeutics, Inc. (A)(C)	5,823	67,256
Galapagos NV (A)	8,367	1,186,188
Galectin Therapeutics, Inc. (A)	7,372	19,683
Generation Bio Company (A)(C)	1,938	59,904
Genmab A/S (A)	12,884	4,675,675
Genprex, Inc. (A)(C)	5,805	19,505
Geron Corp. (A)(C)	46,658	81,185
Gilead Sciences, Inc.	215,448	13,614,159
GlycoMimetics, Inc. (A)	6,396	19,636
Gossamer Bio, Inc. (A)	9,201	114,184
Grifols SA (C)	58,938	1,694,769

235

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Halozyme Therapeutics, Inc. (A)	22,627	$594,638
Harpoon Therapeutics, Inc. (A)	1,866	31,703
Heron Therapeutics, Inc. (A)(C)	14,884	220,581
Homology Medicines, Inc. (A)	5,855	62,649
Hookipa Pharma, Inc. (A)	2,390	22,633
iBio, Inc. (A)(C)	9,210	18,696
Ideaya Biosciences, Inc. (A)	2,677	33,623
IGM Biosciences, Inc. (A)(C)	1,210	89,310
ImmunoGen, Inc. (A)	29,293	105,455
Immunovant, Inc. (A)	5,704	200,724
Incyte Corp. (A)	31,945	2,866,744
Inovio Pharmaceuticals, Inc. (A)(C)	25,849	299,848
Inozyme Pharma, Inc. (A)	1,294	34,019
Insmed, Inc. (A)	16,847	541,463
Intellia Therapeutics, Inc. (A)(C)	8,146	161,942
Intercept Pharmaceuticals, Inc. (A)	4,396	182,258
Invitae Corp. (A)(C)	19,138	829,632
Ironwood Pharmaceuticals, Inc. (A)	27,135	244,079
iTeos Therapeutics, Inc. (A)	1,702	41,988
IVERIC bio, Inc. (A)(C)	13,162	74,234
Jounce Therapeutics, Inc. (A)	3,190	26,030
Kadmon Holdings, Inc. (A)	27,515	107,859
KalVista Pharmaceuticals, Inc. (A)	2,507	31,563
Karuna Therapeutics, Inc. (A)	2,630	203,352
Karyopharm Therapeutics, Inc. (A)(C)	11,918	174,003
Keros Therapeutics, Inc. (A)	1,209	46,631
Kezar Life Sciences, Inc. (A)	4,825	23,353
Kindred Biosciences, Inc. (A)	7,050	30,245
Kiniksa Pharmaceuticals, Ltd., Class A (A)(C)	4,320	66,182
Kodiak Sciences, Inc. (A)(C)	4,892	289,655
Krystal Biotech, Inc. (A)	2,192	94,366
Kura Oncology, Inc. (A)	8,815	270,092
Ligand Pharmaceuticals, Inc. (A)(C)	8,326	793,634
MacroGenics, Inc. (A)(C)	8,661	218,171
Madrigal Pharmaceuticals, Inc. (A)(C)	1,487	176,552
Magenta Therapeutics, Inc. (A)	3,923	26,676
MannKind Corp. (A)(C)	37,282	70,090
MediciNova, Inc. (A)(C)	7,638	40,023
MEI Pharma, Inc. (A)	17,924	55,923
MeiraGTx Holdings PLC (A)	3,600	47,664
Mersana Therapeutics, Inc. (A)	8,780	163,484
Minerva Neurosciences, Inc. (A)	6,010	19,112
Mirati Therapeutics, Inc. (A)	6,227	1,033,993
Mirum Pharmaceuticals, Inc. (A)(C)	966	18,615
Molecular Templates, Inc. (A)	4,179	45,635
Momenta Pharmaceuticals, Inc. (A)	19,548	1,025,879
Morphic Holding, Inc. (A)	2,359	64,495
Mustang Bio, Inc. (A)(C)	4,943	15,570
Myriad Genetics, Inc. (A)	12,130	158,175
NantKwest, Inc. (A)(C)	4,931	34,196
Natera, Inc. (A)	11,722	846,797
Neoleukin Therapeutics, Inc. (A)	5,236	62,832
Neubase Therapeutics, Inc. (A)	3,318	25,184
NextCure, Inc. (A)(C)	2,822	24,834
Nkarta, Inc. (A)	2,628	78,998
Novavax, Inc. (A)(C)	10,176	1,102,570
Nurix Therapeutics, Inc. (A)	1,749	61,058
Nymox Pharmaceutical Corp. (A)	7,348	18,076
Oncocyte Corp. (A)	12,071	16,779
OPKO Health, Inc. (A)(C)	65,656	242,271
ORIC Pharmaceuticals, Inc. (A)	1,500	37,515
Ovid therapeutics, Inc. (A)	7,486	42,970
Passage Bio, Inc. (A)(C)	2,322	30,441
PDL BioPharma, Inc. (A)	20,500	64,575
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
PeptiDream, Inc. (A)	18,600	$872,875
Pfenex, Inc. (A)	6,194	78,974
Pieris Pharmaceuticals, Inc. (A)	9,225	19,096
Poseida Therapeutics, Inc. (A)	2,199	19,505
Precigen, Inc. (A)(C)	11,510	40,285
Precision BioSciences, Inc. (A)	7,873	48,498
Prevail Therapeutics, Inc. (A)	2,522	25,674
Protagonist Therapeutics, Inc. (A)	4,968	97,124
Prothena Corp. PLC (A)	5,389	53,836
PTC Therapeutics, Inc. (A)	10,291	481,104
Puma Biotechnology, Inc. (A)	5,292	53,396
Radius Health, Inc. (A)	7,788	88,316
RAPT Therapeutics, Inc. (A)	1,904	61,309
Regeneron Pharmaceuticals, Inc. (A)	17,965	10,056,448
REGENXBIO, Inc. (A)	5,790	159,341
Relay Therapeutics, Inc. (A)(C)	5,248	223,512
Replimune Group, Inc. (A)	3,390	78,038
Retrophin, Inc. (A)	7,839	144,708
REVOLUTION Medicines, Inc. (A)	6,134	213,463
Rhythm Pharmaceuticals, Inc. (A)	5,756	124,733
Rigel Pharmaceuticals, Inc. (A)	30,245	72,588
Rocket Pharmaceuticals, Inc. (A)(C)	5,793	132,428
Rubius Therapeutics, Inc. (A)	6,395	32,039
Sangamo Therapeutics, Inc. (A)	19,581	185,040
Scholar Rock Holding Corp. (A)(C)	3,923	69,398
Selecta Biosciences, Inc. (A)	12,071	29,936
Seres Therapeutics, Inc. (A)(C)	8,729	247,118
Soleno Therapeutics, Inc. (A)	9,665	24,259
Sorrento Therapeutics, Inc. (A)(C)	36,521	407,209
Spectrum Pharmaceuticals, Inc. (A)(C)	23,554	96,100
Spero Therapeutics, Inc. (A)	2,649	29,563
SpringWorks Therapeutics, Inc. (A)(C)	3,603	171,755
Stemline Therapeutics, Inc. (A)(D)	8,040	2,653
Stoke Therapeutics, Inc. (A)(C)	2,102	70,396
Sutro Biopharma, Inc. (A)(C)	4,180	42,009
Syndax Pharmaceuticals, Inc. (A)	4,629	68,324
Syros Pharmaceuticals, Inc. (A)(C)	7,196	63,613
TCR2 Therapeutics, Inc. (A)(C)	4,169	84,714
TG Therapeutics, Inc. (A)	18,278	489,119
Translate Bio, Inc. (A)	11,162	151,915
Turning Point Therapeutics, Inc. (A)(C)	5,604	489,565
Twist Bioscience Corp. (A)	5,363	407,427
Ultragenyx Pharmaceutical, Inc. (A)	9,532	783,435
United Therapeutics Corp. (A)	16,256	1,641,856
UNITY Biotechnology, Inc. (A)(C)	5,846	20,227
UroGen Pharma, Ltd. (A)(C)	3,355	64,718
Vanda Pharmaceuticals, Inc. (A)	9,232	89,181
Vaxart, Inc. (A)(C)	8,585	57,090
Vaxcyte, Inc. (A)	2,963	146,313
VBI Vaccines, Inc. (A)(C)	29,423	84,150
Veracyte, Inc. (A)	9,290	301,832
Verastem, Inc. (A)(C)	28,464	34,441
Vericel Corp. (A)	7,685	142,403
Vertex Pharmaceuticals, Inc. (A)	44,760	12,180,091
Viela Bio, Inc. (A)(C)	3,393	95,275
Viking Therapeutics, Inc. (A)(C)	11,262	65,545
Vir Biotechnology, Inc. (A)(C)	8,788	301,692
Voyager Therapeutics, Inc. (A)	4,487	47,876
X4 Pharmaceuticals, Inc. (A)	2,961	20,046
XBiotech, Inc. (A)(C)	2,512	47,954
Xencor, Inc. (A)	9,259	359,157
XOMA Corp. (A)	1,151	21,685
Y-mAbs Therapeutics, Inc. (A)(C)	5,102	195,866
Zentalis Pharmaceuticals, Inc. (A)	1,751	57,240

236

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ZIOPHARM Oncology, Inc. (A)(C)	36,380	$91,678
		177,413,941
Health care equipment and supplies – 3.3%
Abbott Laboratories	304,259	33,112,507
ABIOMED, Inc. (A)	7,742	2,144,999
Accelerate Diagnostics, Inc. (A)(C)	5,270	56,178
Accuray, Inc. (A)	16,393	39,343
Acutus Medical, Inc. (A)	1,407	41,929
Alcon, Inc. (A)	97,088	5,504,471
Align Technology, Inc. (A)	12,321	4,033,403
Alphatec Holdings, Inc. (A)	7,964	52,881
Ambu A/S, Class B	32,261	908,450
AngioDynamics, Inc. (A)	6,578	79,331
Antares Pharma, Inc. (A)	28,356	76,561
Apyx Medical Corp. (A)	6,130	28,872
Asahi Intecc Company, Ltd.	38,600	1,213,146
Aspira Women's Health, Inc. (A)(C)	12,898	39,790
AtriCure, Inc. (A)	6,982	278,582
Atrion Corp.	242	151,492
Avanos Medical, Inc. (A)	25,407	844,021
Axogen, Inc. (A)	6,408	74,525
Axonics Modulation Technologies, Inc. (A)	5,159	263,315
Baxter International, Inc.	86,994	6,996,057
Becton, Dickinson and Company	49,813	11,590,489
BioLife Solutions, Inc. (A)(C)	2,139	61,903
BioMerieux	8,181	1,280,574
BioSig Technologies, Inc. (A)	3,808	18,773
Boston Scientific Corp. (A)	245,856	9,394,158
Cantel Medical Corp.	20,009	879,195
Cardiovascular Systems, Inc. (A)	6,200	243,970
Carl Zeiss Meditec AG, Bearer Shares (C)	7,945	1,003,458
Cerus Corp. (A)	27,519	172,269
Cochlear, Ltd.	12,969	1,852,861
Co-Diagnostics, Inc. (A)(C)	4,462	60,639
Coloplast A/S, B Shares	23,455	3,717,359
CONMED Corp.	4,508	354,644
CryoLife, Inc. (A)	6,279	115,973
CryoPort, Inc. (A)(C)	5,703	270,322
Cutera, Inc. (A)	3,073	58,295
CytoSorbents Corp. (A)	6,760	53,911
Danaher Corp.	108,499	23,363,090
Demant A/S (A)(C)	21,369	670,156
Dentsply Sirona, Inc.	37,548	1,641,974
DexCom, Inc. (A)	16,453	6,782,420
DiaSorin SpA	4,971	1,000,125
Edwards Lifesciences Corp. (A)	106,844	8,528,288
Fisher & Paykel Healthcare Corp., Ltd.	113,445	2,503,791
FONAR Corp. (A)	1,277	26,664
GenMark Diagnostics, Inc. (A)(C)	11,505	163,371
Glaukos Corp. (A)(C)	7,161	354,613
Globus Medical, Inc., Class A (A)	27,572	1,365,365
GN Store Nord A/S	25,269	1,903,683
Haemonetics Corp. (A)	18,557	1,619,098
Heska Corp. (A)(C)	1,190	117,560
Hill-Rom Holdings, Inc.	24,380	2,035,974
Hologic, Inc. (A)	44,506	2,958,314
Hoya Corp.	74,207	8,379,182
ICU Medical, Inc. (A)	7,127	1,302,531
IDEXX Laboratories, Inc. (A)	14,616	5,745,696
Inari Medical, Inc. (A)	1,171	80,822
Inogen, Inc. (A)	3,143	91,147
Integer Holdings Corp. (A)	5,427	320,247
Integra LifeSciences Holdings Corp. (A)	25,910	1,223,470
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
IntriCon Corp. (A)	1,709	$20,816
Intuitive Surgical, Inc. (A)	20,110	14,268,849
Invacare Corp.	6,146	46,218
iRadimed Corp. (A)	1,169	24,993
iRhythm Technologies, Inc. (A)	4,540	1,081,019
Koninklijke Philips NV (A)	180,686	8,531,832
Lantheus Holdings, Inc. (A)	11,181	141,663
LeMaitre Vascular, Inc. (C)	2,915	94,825
LivaNova PLC (A)	25,925	1,172,069
Masimo Corp. (A)	18,503	4,367,818
Medtronic PLC	230,998	24,005,312
Meridian Bioscience, Inc. (A)	7,232	122,799
Merit Medical Systems, Inc. (A)	9,003	391,631
Mesa Laboratories, Inc. (C)	683	174,001
Microport Scientific Corp. (C)	142,000	567,830
Misonix, Inc. (A)	2,679	31,425
Natus Medical, Inc. (A)	5,761	98,686
Neogen Corp. (A)	8,770	686,253
Nevro Corp. (A)	5,557	774,090
NuVasive, Inc. (A)	27,269	1,324,455
Olympus Corp.	230,008	4,783,185
OraSure Technologies, Inc. (A)	11,539	140,430
Orthofix Medical, Inc. (A)	3,220	100,271
OrthoPediatrics Corp. (A)(C)	2,050	94,136
Penumbra, Inc. (A)(C)	12,291	2,389,125
Pulse Biosciences, Inc. (A)(C)	2,507	29,558
Quidel Corp. (A)	13,973	3,065,397
Quotient, Ltd. (A)	10,334	53,117
Repro-Med Systems, Inc. (A)	4,313	31,140
ResMed, Inc.	24,901	4,268,778
SeaSpine Holdings Corp. (A)	4,733	67,682
Shockwave Medical, Inc. (A)	4,618	350,044
SI-BONE, Inc. (A)	4,414	104,700
Siemens Healthineers AG (B)	29,644	1,330,673
Sientra, Inc. (A)(C)	8,285	28,169
Silk Road Medical, Inc. (A)	4,484	301,370
Smith & Nephew PLC	172,611	3,381,332
Sonova Holding AG (A)	10,805	2,738,150
STAAR Surgical Company (A)	7,650	432,684
Stereotaxis, Inc. (A)	7,917	28,343
STERIS PLC	14,616	2,575,193
Straumann Holding AG	2,040	2,063,667
Stryker Corp.	56,155	11,701,017
Surgalign Holdings, Inc. (A)	10,393	18,811
Surmodics, Inc. (A)	2,311	89,921
Sysmex Corp.	33,079	3,165,062
Tactile Systems Technology, Inc. (A)(C)	3,123	114,271
Tela Bio, Inc. (A)	1,108	18,326
Teleflex, Inc.	7,994	2,721,317
Terumo Corp.	127,434	5,073,746
The Cooper Companies, Inc.	8,443	2,846,304
TransMedics Group, Inc. (A)	3,936	54,238
Utah Medical Products, Inc.	629	50,238
Vapotherm, Inc. (A)	3,266	94,714
Varex Imaging Corp. (A)(C)	6,431	81,802
Varian Medical Systems, Inc. (A)	15,660	2,693,520
ViewRay, Inc. (A)(C)	19,640	68,740
West Pharmaceutical Services, Inc.	12,689	3,488,206
Wright Medical Group NV (A)	21,311	650,838
Zimmer Biomet Holdings, Inc.	35,581	4,843,997
Zynex, Inc. (A)(C)	2,835	49,471
		283,354,494
Health care providers and services – 1.9%
1Life Healthcare, Inc. (A)(C)	12,687	359,803
Acadia Healthcare Company, Inc. (A)	32,563	959,957

237

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
AdaptHealth Corp. (A)	3,846	$83,881
Addus HomeCare Corp. (A)	2,343	221,437
Alfresa Holdings Corp.	37,100	812,594
Amedisys, Inc. (A)	11,884	2,809,734
AmerisourceBergen Corp.	25,258	2,448,005
AMN Healthcare Services, Inc. (A)(C)	7,698	450,025
Anthem, Inc.	43,220	11,608,460
Apollo Medical Holdings, Inc. (A)	3,060	54,896
BioTelemetry, Inc. (A)	5,698	259,715
Brookdale Senior Living, Inc. (A)	31,354	79,639
Cardinal Health, Inc.	50,255	2,359,472
Centene Corp. (A)	99,580	5,808,501
Chemed Corp.	5,827	2,798,999
Cigna Corp.	63,102	10,690,110
Community Health Systems, Inc. (A)(C)	14,821	62,545
CorVel Corp. (A)	1,497	127,889
Covetrus, Inc. (A)	16,301	397,744
Cross Country Healthcare, Inc. (A)	6,635	43,061
CVS Health Corp.	224,896	13,133,926
DaVita, Inc. (A)	13,836	1,185,053
Encompass Health Corp.	36,400	2,365,272
Enzo Biochem, Inc. (A)	8,818	18,606
Fresenius Medical Care AG & Company KGaA	42,089	3,558,065
Fresenius SE & Company KGaA	82,523	3,752,674
Fulgent Genetics, Inc. (A)(C)	1,739	69,630
Hanger, Inc. (A)	6,321	99,998
HCA Healthcare, Inc.	45,310	5,649,251
HealthEquity, Inc. (A)	40,324	2,071,444
Henry Schein, Inc. (A)	24,534	1,442,109
Humana, Inc.	22,734	9,409,375
InfuSystem Holdings, Inc. (A)	2,718	34,845
Laboratory Corp. of America Holdings (A)	16,738	3,151,263
LHC Group, Inc. (A)	16,578	3,523,820
Magellan Health, Inc. (A)	3,961	300,165
McKesson Corp.	27,871	4,150,828
Medipal Holdings Corp.	36,241	726,715
MEDNAX, Inc. (A)(C)	43,625	710,215
Molina Healthcare, Inc. (A)	21,705	3,972,883
National HealthCare Corp.	2,129	132,658
National Research Corp.	2,302	113,281
NMC Health PLC (A)	19,536	4,396
Ontrak, Inc. (A)(C)	1,391	83,460
Option Care Health, Inc. (A)	6,826	91,264
Orpea (A)	10,205	1,159,460
Owens & Minor, Inc.	10,689	268,401
Patterson Companies, Inc.	45,824	1,104,588
PetIQ, Inc. (A)(C)	3,522	115,944
Progyny, Inc. (A)(C)	4,455	131,111
Quest Diagnostics, Inc.	23,079	2,642,315
R1 RCM, Inc. (A)	17,716	303,829
RadNet, Inc. (A)	7,297	112,009
Ramsay Health Care, Ltd.	36,176	1,724,826
Ryman Healthcare, Ltd.	78,806	740,376
Select Medical Holdings Corp. (A)	17,917	373,032
Sharps Compliance Corp. (A)	3,069	19,243
Sonic Healthcare, Ltd.	89,170	2,117,536
Surgery Partners, Inc. (A)	3,898	85,366
Suzuken Company, Ltd.	13,248	505,332
Tenet Healthcare Corp. (A)	55,820	1,368,148
The Ensign Group, Inc.	8,460	482,728
The Joint Corp. (A)	2,483	43,179
The Pennant Group, Inc. (A)	4,233	163,224
The Providence Service Corp. (A)	2,049	190,373
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Tivity Health, Inc. (A)(C)	7,424	$104,084
Triple-S Management Corp., Class B (A)	3,979	71,105
UnitedHealth Group, Inc.	163,311	50,915,470
Universal Health Services, Inc., Class B	13,352	1,428,931
US Physical Therapy, Inc. (C)	2,165	188,095
Viemed Healthcare, Inc. (A)	6,096	52,669
		168,599,037
Health care technology – 0.1%
Accolade, Inc. (A)	1,429	55,545
Allscripts Healthcare Solutions, Inc. (A)	26,727	217,558
Cerner Corp.	52,479	3,793,707
Computer Programs & Systems, Inc.	2,345	64,745
Evolent Health, Inc., Class A (A)	12,907	160,176
Health Catalyst, Inc. (A)(C)	5,461	199,873
HealthStream, Inc. (A)	4,408	88,469
HMS Holdings Corp. (A)	14,644	350,724
Icad, Inc. (A)	3,635	32,024
Inovalon Holdings, Inc., Class A (A)	12,200	322,690
Inspire Medical Systems, Inc. (A)	4,352	561,626
M3, Inc.	87,086	5,386,811
NextGen Healthcare, Inc. (A)	9,366	119,323
Omnicell, Inc. (A)	7,019	524,039
OptimizeRx Corp. (A)	2,708	56,462
Phreesia, Inc. (A)	4,819	154,834
Schrodinger, Inc. (A)	4,719	224,200
Simulations Plus, Inc. (C)	2,134	160,818
Tabula Rasa HealthCare, Inc. (A)(C)	3,478	141,798
Vocera Communications, Inc. (A)(C)	5,443	158,282
		12,773,704
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	52,982	5,348,003
Bio-Rad Laboratories, Inc., Class A (A)	3,676	1,894,831
Bio-Techne Corp.	14,110	3,495,470
Charles River Laboratories International, Inc. (A)	18,184	4,117,767
ChromaDex Corp. (A)	7,521	30,159
Codexis, Inc. (A)	9,154	107,468
Eurofins Scientific SE (A)	2,605	2,063,593
Fluidigm Corp. (A)(C)	12,295	91,352
Harvard Bioscience, Inc. (A)	7,781	23,421
Illumina, Inc. (A)	25,090	7,754,817
IQVIA Holdings, Inc. (A)	32,869	5,181,140
Lonza Group AG	14,704	9,074,356
Luminex Corp. (C)	7,216	189,420
Medpace Holdings, Inc. (A)	14,535	1,624,286
Mettler-Toledo International, Inc. (A)	4,119	3,977,924
NanoString Technologies, Inc. (A)(C)	6,274	280,448
NeoGenomics, Inc. (A)(C)	17,150	632,664
Pacific Biosciences of California, Inc. (A)	27,234	268,800
PerkinElmer, Inc.	19,215	2,411,675
Personalis, Inc. (A)	3,781	81,934
PRA Health Sciences, Inc. (A)	23,411	2,374,812
QIAGEN NV (A)	45,074	2,342,283
Quanterix Corp. (A)	3,246	109,520
Repligen Corp. (A)	17,872	2,636,835
Sartorius Stedim Biotech	5,458	1,883,898
Syneos Health, Inc. (A)	22,903	1,217,523
Thermo Fisher Scientific, Inc.	67,980	30,014,530
Waters Corp. (A)	10,642	2,082,427
		91,311,356
Pharmaceuticals – 5.4%
AcelRx Pharmaceuticals, Inc. (A)(C)	15,321	21,756
Aerie Pharmaceuticals, Inc. (A)(C)	6,313	74,304

238

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Agile Therapeutics, Inc. (A)(C)	12,062	$36,668
AMAG Pharmaceuticals, Inc. (A)(C)	5,607	52,706
Amneal Pharmaceuticals, Inc. (A)(C)	16,955	65,785
Amphastar Pharmaceuticals, Inc. (A)(C)	6,077	113,944
ANI Pharmaceuticals, Inc. (A)	1,662	46,885
Aquestive Therapeutics, Inc. (A)	3,682	17,876
Arvinas, Inc. (A)(C)	4,978	117,531
Astellas Pharma, Inc.	367,547	5,478,874
AstraZeneca PLC	259,081	28,308,331
Axsome Therapeutics, Inc. (A)	4,606	328,178
Bayer AG	193,952	11,965,615
BioDelivery Sciences International, Inc. (A)	15,506	57,837
Bristol-Myers Squibb Company	387,330	23,352,126
Cara Therapeutics, Inc. (A)(C)	7,032	89,482
Cassava Sciences, Inc. (A)	3,823	44,003
Catalent, Inc. (A)	28,207	2,416,212
Chiasma, Inc. (A)	8,176	35,157
Chugai Pharmaceutical Company, Ltd.	132,602	5,950,575
Collegium Pharmaceutical, Inc. (A)	5,862	122,047
Corcept Therapeutics, Inc. (A)	15,965	277,871
CorMedix, Inc. (A)(C)	5,751	34,679
Cymabay Therapeutics, Inc. (A)	12,118	87,734
Daiichi Sankyo Company, Ltd.	335,958	10,313,152
Durect Corp. (A)(C)	34,009	58,155
Eisai Company, Ltd.	49,768	4,545,426
Elanco Animal Health, Inc. (A)(D)	9,534	0
Eli Lilly & Company	136,423	20,193,332
Endo International PLC (A)	38,490	127,017
Eton Pharmaceuticals, Inc. (A)(C)	3,033	23,961
Evofem Biosciences, Inc. (A)(C)	12,491	29,479
Fulcrum Therapeutics, Inc. (A)	2,185	17,327
GlaxoSmithKline PLC	990,569	18,570,679
H Lundbeck A/S (C)	13,752	452,939
Harrow Health, Inc. (A)	4,400	24,596
Hikma Pharmaceuticals PLC	34,134	1,144,079
Hisamitsu Pharmaceutical Company, Inc.	10,084	515,542
IMARA, Inc. (A)	867	17,635
Innoviva, Inc. (A)	10,835	113,226
Intersect ENT, Inc. (A)	5,655	92,233
Intra-Cellular Therapies, Inc. (A)	10,775	276,487
Ipsen SA	7,436	777,314
Jazz Pharmaceuticals PLC (A)	20,299	2,894,434
Johnson & Johnson	452,441	67,359,416
Kala Pharmaceuticals, Inc. (A)(C)	6,794	50,955
Kyowa Kirin Company, Ltd.	53,359	1,518,429
Lannett Company, Inc. (A)	5,651	34,528
Liquidia Technologies, Inc. (A)	4,693	23,090
Mallinckrodt PLC (A)(C)	14,788	14,393
Marinus Pharmaceuticals, Inc. (A)(C)	4,215	54,163
Merck & Company, Inc.	434,640	36,053,388
Merck KGaA	25,532	3,722,370
Mylan NV (A)	88,835	1,317,423
MyoKardia, Inc. (A)	8,419	1,147,762
Nektar Therapeutics (A)(C)	65,482	1,086,346
NGM Biopharmaceuticals, Inc. (A)(C)	3,990	63,481
Nippon Shinyaku Company, Ltd.	9,000	741,005
Novartis AG	438,379	38,061,955
Novo Nordisk A/S, B Shares	339,943	23,552,808
Ocular Therapeutix, Inc. (A)(C)	9,843	74,905
Odonate Therapeutics, Inc. (A)	2,238	30,056
Omeros Corp. (A)(C)	9,669	97,705
Ono Pharmaceutical Company, Ltd.	73,000	2,296,130
Optinose, Inc. (A)	5,673	22,125
Orion OYJ, Class B	20,764	940,747
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Otsuka Holdings Company, Ltd.	77,093	$3,266,068
Pacira BioSciences, Inc. (A)(C)	7,012	421,561
Paratek Pharmaceuticals, Inc. (A)	7,493	40,537
Perrigo Company PLC	23,453	1,076,727
Pfizer, Inc.	954,928	35,045,858
Phathom Pharmaceuticals, Inc. (A)	1,834	67,253
Phibro Animal Health Corp., Class A	3,572	62,153
Pliant Therapeutics, Inc. (A)	1,447	32,775
Prestige Consumer Healthcare, Inc. (A)	26,732	973,579
Provention Bio, Inc. (A)(C)	7,823	100,369
Recordati Industria Chimica e Farmaceutica SpA	20,659	1,058,257
Relmada Therapeutics, Inc. (A)	2,404	90,438
Revance Therapeutics, Inc. (A)	10,300	258,942
Roche Holding AG	138,700	47,510,375
Sanofi	223,207	22,367,978
Santen Pharmaceutical Company, Ltd.	71,100	1,453,701
Shionogi & Company, Ltd.	52,311	2,799,905
SIGA Technologies, Inc. (A)	9,448	64,908
Sumitomo Dainippon Pharma Company, Ltd.	35,292	465,056
Supernus Pharmaceuticals, Inc. (A)	8,316	173,305
Taisho Pharmaceutical Holdings Company, Ltd.	6,716	442,294
Takeda Pharmaceutical Company, Ltd.	311,198	11,123,127
Teva Pharmaceutical Industries, Ltd., ADR (A)	217,308	1,957,945
TherapeuticsMD, Inc. (A)(C)	41,315	65,278
Theravance Biopharma, Inc. (A)	7,852	116,092
Tricida, Inc. (A)	4,822	43,687
UCB SA	24,964	2,835,252
Verrica Pharmaceuticals, Inc. (A)	2,295	17,763
Vifor Pharma AG	8,977	1,221,092
VYNE Therapeutics, Inc. (A)(C)	23,963	39,779
WaVe Life Sciences, Ltd. (A)(C)	4,056	34,435
Xeris Pharmaceuticals, Inc. (A)(C)	7,887	46,770
Zoetis, Inc.	81,652	13,502,791
Zogenix, Inc. (A)	9,433	169,134
		466,491,553
		1,199,944,085
Industrials – 11.1%
Aerospace and defense – 1.3%
AAR Corp.	5,739	107,893
Aerojet Rocketdyne Holdings, Inc. (A)(C)	12,086	482,111
AeroVironment, Inc. (A)	3,560	213,636
Airbus SE (A)	116,294	8,434,290
Astronics Corp. (A)	4,270	32,964
Axon Enterprise, Inc. (A)	23,234	2,107,324
BAE Systems PLC	636,721	3,954,361
Cubic Corp.	5,181	301,379
Curtiss-Wright Corp.	15,218	1,419,231
Dassault Aviation SA (A)(C)	507	427,681
Ducommun, Inc. (A)	1,873	61,659
General Dynamics Corp.	39,940	5,528,894
Hexcel Corp.	30,565	1,025,456
Howmet Aerospace, Inc.	67,454	1,127,831
Huntington Ingalls Industries, Inc.	6,958	979,339
Kaman Corp.	4,537	176,807
Kratos Defense & Security Solutions, Inc. (A)	19,599	377,869
L3Harris Technologies, Inc.	37,152	6,309,896
Leonardo SpA	81,713	477,257
Lockheed Martin Corp.	42,274	16,202,779
Maxar Technologies, Inc. (C)	10,014	249,749

239

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Mercury Systems, Inc. (A)	20,498	$1,587,775
Moog, Inc., Class A	4,897	311,106
MTU Aero Engines AG (C)	10,553	1,749,378
National Presto Industries, Inc.	878	71,873
Northrop Grumman Corp.	26,644	8,405,916
PAE, Inc. (A)(C)	10,031	85,264
Park Aerospace Corp.	3,629	39,629
Parsons Corp. (A)(C)	3,685	123,595
Raytheon Technologies Corp.	262,522	15,105,516
Rolls-Royce Holdings PLC (A)	383,644	636,982
Safran SA (A)	63,424	6,240,101
Singapore Technologies Engineering, Ltd.	312,552	796,482
Teledyne Technologies, Inc. (A)	6,335	1,965,180
Textron, Inc.	39,187	1,414,259
Thales SA	21,233	1,591,365
The Boeing Company	91,178	15,068,076
TransDigm Group, Inc.	9,315	4,425,743
Triumph Group, Inc.	8,815	57,386
Vectrus, Inc. (A)	1,958	74,404
		109,748,436
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	9,738	244,034
Atlas Air Worldwide Holdings, Inc. (A)	4,230	257,607
CH Robinson Worldwide, Inc.	23,169	2,367,640
Deutsche Post AG	195,320	8,862,754
DSV Panalpina A/S	40,874	6,629,893
Echo Global Logistics, Inc. (A)	4,534	116,841
Expeditors International of Washington, Inc.	28,811	2,607,972
FedEx Corp.	41,421	10,418,210
Forward Air Corp.	4,603	264,120
Hub Group, Inc., Class A (A)	5,408	271,455
Radiant Logistics, Inc. (A)	7,665	39,398
SG Holdings Company, Ltd.	31,600	1,644,264
United Parcel Service, Inc., Class B	121,509	20,247,045
XPO Logistics, Inc. (A)	33,428	2,830,014
Yamato Holdings Company, Ltd.	60,893	1,604,069
		58,405,316
Airlines – 0.2%
Alaska Air Group, Inc.	21,247	778,278
Allegiant Travel Company (C)	2,159	258,648
American Airlines Group, Inc. (C)	87,394	1,074,072
ANA Holdings, Inc. (A)(C)	22,749	526,197
Delta Air Lines, Inc.	109,613	3,351,966
Deutsche Lufthansa AG (A)(C)	59,050	511,477
Hawaiian Holdings, Inc.	7,795	100,478
Japan Airlines Company, Ltd. (A)	22,040	411,084
JetBlue Airways Corp. (A)	99,715	1,129,771
Qantas Airways, Ltd. (A)	180,344	528,884
Singapore Airlines, Ltd.	267,127	683,598
SkyWest, Inc.	8,147	243,269
Southwest Airlines Company	101,367	3,801,263
Spirit Airlines, Inc. (A)(C)	14,653	235,913
United Airlines Holdings, Inc. (A)	50,004	1,737,639
		15,372,537
Building products – 0.8%
A. O. Smith Corp.	23,263	1,228,286
AAON, Inc.	6,789	409,037
Advanced Drainage Systems, Inc.	8,883	554,655
AGC, Inc.	38,176	1,121,972
Allegion PLC	15,850	1,567,724
Alpha Pro Tech, Ltd. (A)	2,183	32,265
American Woodmark Corp. (A)	2,795	219,519
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Apogee Enterprises, Inc.	4,457	$95,246
Assa Abloy AB, B Shares	197,947	4,628,024
Builders FirstSource, Inc. (A)	61,834	2,017,025
Caesarstone, Ltd.	4,147	40,641
Carrier Global Corp.	139,916	4,273,035
Cie de Saint-Gobain (A)	102,144	4,278,520
Cornerstone Building Brands, Inc. (A)	7,713	61,550
CSW Industrials, Inc.	2,227	172,036
Daikin Industries, Ltd.	49,197	9,090,336
Fortune Brands Home & Security, Inc.	23,740	2,053,985
Geberit AG	7,318	4,329,504
Gibraltar Industries, Inc. (A)	5,405	352,082
Griffon Corp.	6,290	122,907
Insteel Industries, Inc.	3,322	62,121
JELD-WEN Holding, Inc. (A)	11,222	253,617
Johnson Controls International PLC	127,862	5,223,163
Kingspan Group PLC (A)	30,389	2,765,589
Lennox International, Inc.	12,742	3,473,597
LIXIL Group Corp.	52,550	1,062,156
Masco Corp.	44,943	2,477,708
Masonite International Corp. (A)	4,028	396,355
Nibe Industrier AB, B Shares (A)	61,576	1,582,569
Owens Corning	39,536	2,720,472
Patrick Industries, Inc.	3,782	217,541
PGT Innovations, Inc. (A)	9,415	164,951
Quanex Building Products Corp.	5,832	107,542
Resideo Technologies, Inc. (A)	20,453	224,983
Simpson Manufacturing Company, Inc.	7,168	696,443
TOTO, Ltd.	28,000	1,290,219
Trane Technologies PLC	41,132	4,987,255
Trex Company, Inc. (A)	42,370	3,033,692
UFP Industries, Inc.	9,843	556,228
		67,944,550
Commercial services and supplies – 0.6%
ABM Industries, Inc.	11,067	405,716
ACCO Brands Corp.	15,827	91,797
Advanced Disposal Services, Inc. (A)	12,050	364,272
Brady Corp., Class A	7,754	310,315
Brambles, Ltd.	299,955	2,277,569
BrightView Holdings, Inc. (A)	5,862	66,827
Casella Waste Systems, Inc., Class A (A)	7,605	424,739
CECO Environmental Corp. (A)	6,156	44,877
Cimpress PLC (A)	2,927	219,993
Cintas Corp.	14,940	4,972,480
Clean Harbors, Inc. (A)	18,736	1,049,778
Copart, Inc. (A)	35,504	3,733,601
Covanta Holding Corp.	20,125	155,969
Dai Nippon Printing Company, Ltd.	48,073	974,425
Deluxe Corp.	6,830	175,736
Ennis, Inc.	4,601	80,241
Harsco Corp. (A)	12,838	178,577
Healthcare Services Group, Inc. (C)	39,606	852,717
Heritage-Crystal Clean, Inc. (A)	2,766	36,926
Herman Miller, Inc.	31,283	943,495
HNI Corp.	22,677	711,604
IAA, Inc. (A)	49,029	2,552,940
Interface, Inc.	9,914	60,674
KAR Auction Services, Inc.	68,548	987,091
Kimball International, Inc., Class B	6,499	68,499
Knoll, Inc.	8,234	99,302
Matthews International Corp., Class A	5,257	117,547
McGrath RentCorp	3,995	238,062
Montrose Environmental Group, Inc. (A)	1,519	36,183
MSA Safety, Inc.	13,236	1,775,874
Park24 Company, Ltd.	21,400	347,443

240

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
PICO Holdings, Inc. (A)	3,982	$35,679
Pitney Bowes, Inc.	28,551	151,606
Quad/Graphics, Inc.	6,231	18,880
Rentokil Initial PLC (A)	366,446	2,532,820
Republic Services, Inc.	36,123	3,372,082
Rollins, Inc.	25,346	1,373,500
Secom Company, Ltd.	41,455	3,793,773
Securitas AB, B Shares (A)	61,925	946,641
Sohgo Security Services Company, Ltd.	14,100	671,670
SP Plus Corp. (A)	4,010	71,980
Steelcase, Inc., Class A	14,142	142,976
Stericycle, Inc. (A)	33,485	2,111,564
Team, Inc. (A)	5,609	30,850
Tetra Tech, Inc.	28,604	2,731,682
The Brink's Company	26,793	1,100,924
Toppan Printing Company, Ltd.	51,862	733,065
UniFirst Corp.	2,475	468,691
US Ecology, Inc.	5,296	173,020
Viad Corp.	3,499	72,884
VSE Corp.	1,631	49,974
Waste Management, Inc.	66,790	7,558,624
		52,498,154
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	52,762	1,192,667
AECOM (A)	58,707	2,456,301
Aegion Corp. (A)	5,394	76,217
Ameresco, Inc., Class A (A)(C)	4,225	141,115
API Group Corp. (A)(B)	22,966	326,806
Arcosa, Inc.	8,003	352,852
Argan, Inc.	2,549	106,829
Bouygues SA	44,986	1,554,551
CIMIC Group, Ltd. (A)	18,860	252,625
Comfort Systems USA, Inc.	5,945	306,227
Concrete Pumping Holdings, Inc. (A)	5,671	20,245
Construction Partners, Inc., Class A (A)	3,654	66,503
Dycom Industries, Inc. (A)	16,729	883,626
Eiffage SA (A)	16,705	1,363,374
EMCOR Group, Inc.	28,996	1,963,319
Ferrovial SA (C)	95,761	2,326,073
Fluor Corp.	68,818	606,287
Granite Construction, Inc. (C)	8,012	141,091
Great Lakes Dredge & Dock Corp. (A)	10,983	104,448
HOCHTIEF AG	4,867	377,823
IES Holdings, Inc. (A)	1,516	48,163
Jacobs Engineering Group, Inc.	22,376	2,075,822
JGC Holdings Corp.	43,406	450,211
Kajima Corp.	88,785	1,069,701
MasTec, Inc. (A)	29,857	1,259,965
MYR Group, Inc. (A)	2,861	106,372
Northwest Pipe Company (A)(C)	1,898	50,221
NV5 Global, Inc. (A)(C)	1,832	96,675
Obayashi Corp.	128,315	1,171,425
Primoris Services Corp.	7,859	141,776
Quanta Services, Inc.	23,718	1,253,733
Shimizu Corp.	109,129	821,540
Skanska AB, B Shares (A)	67,180	1,418,748
Sterling Construction Company, Inc. (A)(C)	5,082	71,961
Taisei Corp.	37,673	1,275,121
Tutor Perini Corp. (A)	6,981	77,699
Valmont Industries, Inc.	7,819	970,963
Vinci SA	101,728	8,500,037
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
WillScot Mobile Mini Holdings Corp. (A)	26,529	$442,504
		35,921,616
Electrical equipment – 1.1%
ABB, Ltd.	363,917	9,252,168
Acuity Brands, Inc. (C)	14,508	1,484,894
Allied Motion Technologies, Inc.	1,345	55,522
American Superconductor Corp. (A)	4,233	61,294
AMETEK, Inc.	39,461	3,922,423
Atkore International Group, Inc. (A)	7,749	176,135
AZZ, Inc.	4,443	151,595
Bloom Energy Corp., Class A (A)	14,455	259,756
Eaton Corp. PLC	68,756	7,015,175
Emerson Electric Company	102,694	6,733,646
Encore Wire Corp.	3,327	154,439
EnerSys	22,523	1,511,744
FuelCell Energy, Inc. (A)(C)	36,261	77,599
Fuji Electric Company, Ltd.	25,040	793,784
Generac Holdings, Inc. (A)	22,983	4,450,428
Hubbell, Inc.	19,849	2,716,137
Legrand SA	52,735	4,200,305
LSI Industries, Inc.	4,909	33,136
Melrose Industries PLC (A)	962,345	1,427,018
Mitsubishi Electric Corp.	360,397	4,890,297
Nidec Corp.	88,286	8,279,274
nVent Electric PLC	62,199	1,100,300
Orion Energy Systems, Inc. (A)	4,182	31,658
Plug Power, Inc. (A)(C)	56,010	751,094
Powell Industries, Inc.	1,642	39,621
Preformed Line Products Company	627	30,547
Prysmian SpA	47,666	1,383,632
Regal Beloit Corp.	14,853	1,394,251
Rockwell Automation, Inc.	19,928	4,397,711
Schneider Electric SE	109,165	13,569,088
Siemens Energy AG (A)	75,516	2,036,391
Siemens Gamesa Renewable Energy SA	47,108	1,274,841
Sunrun, Inc. (A)(C)	66,107	5,094,866
Thermon Group Holdings, Inc. (A)	5,706	64,078
TPI Composites, Inc. (A)	5,171	149,752
Vestas Wind Systems A/S	38,884	6,283,906
Vicor Corp. (A)	3,006	233,656
Vivint Solar, Inc. (A)(C)	8,156	345,407
		95,827,568
Industrial conglomerates – 1.0%
3M Company	98,987	15,855,738
Carlisle Companies, Inc.	19,978	2,444,708
CK Hutchison Holdings, Ltd.	532,738	3,228,261
DCC PLC	19,451	1,505,754
General Electric Company	1,504,218	9,371,278
Honeywell International, Inc.	120,599	19,851,801
Investment AB Latour, B Shares	29,300	688,371
Jardine Matheson Holdings, Ltd.	43,500	1,729,194
Jardine Strategic Holdings, Ltd.	43,800	868,415
Keihan Holdings Company, Ltd.	19,100	793,063
Keppel Corp., Ltd.	287,945	943,217
Raven Industries, Inc.	6,049	130,174
Roper Technologies, Inc.	17,994	7,109,609
Siemens AG	151,032	19,073,676
Smiths Group PLC	78,307	1,385,221
Toshiba Corp.	76,328	1,947,095
		86,925,575
Machinery – 2.4%
AGCO Corp.	22,479	1,669,515
Alamo Group, Inc.	1,593	172,092

241

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Albany International Corp., Class A	5,041	$249,580
Alfa Laval AB (A)	62,136	1,371,621
Alstom SA (A)	38,091	1,902,758
Altra Industrial Motion Corp.	10,673	394,581
Amada Company, Ltd.	63,752	596,384
ANDRITZ AG	14,414	444,898
Astec Industries, Inc.	3,808	206,584
Atlas Copco AB, A Shares	132,650	6,324,587
Atlas Copco AB, B Shares	76,967	3,212,134
Barnes Group, Inc.	7,739	276,592
Blue Bird Corp. (A)	2,763	33,598
Caterpillar, Inc.	93,056	13,879,302
Chart Industries, Inc. (A)	5,983	420,425
CIRCOR International, Inc. (A)	3,493	95,534
CNH Industrial NV (A)	202,086	1,563,002
Colfax Corp. (A)	36,833	1,155,083
Columbus McKinnon Corp.	3,960	131,076
Crane Company	18,053	904,997
Cummins, Inc.	25,378	5,358,818
Daifuku Company, Ltd.	20,000	2,018,748
Deere & Company (C)	53,852	11,935,219
Donaldson Company, Inc.	46,167	2,143,072
Douglas Dynamics, Inc.	3,838	131,260
Dover Corp.	24,741	2,680,440
Energy Recovery, Inc. (A)	6,555	53,751
Enerpac Tool Group Corp.	9,101	171,190
EnPro Industries, Inc.	3,393	191,399
Epiroc AB, A Shares	130,267	1,887,080
Epiroc AB, B Shares	76,879	1,067,133
ESCO Technologies, Inc.	4,213	339,399
Evoqua Water Technologies Corp. (A)	14,509	307,881
FANUC Corp.	37,918	7,277,048
Federal Signal Corp.	9,808	286,884
Flowserve Corp. (C)	22,367	610,395
Fortive Corp.	57,924	4,414,388
Franklin Electric Company, Inc.	7,588	446,402
GEA Group AG	30,307	1,061,902
Gencor Industries, Inc. (A)	2,122	23,406
Graco, Inc.	61,021	3,743,638
Graham Corp.	2,170	27,711
Helios Technologies, Inc.	5,002	182,073
Hillenbrand, Inc.	12,185	345,567
Hino Motors, Ltd.	56,642	367,533
Hitachi Construction Machinery Company, Ltd. (C)	21,252	770,123
Hoshizaki Corp.	10,000	797,963
Hurco Companies, Inc.	1,401	39,788
Hyster-Yale Materials Handling, Inc.	1,761	65,421
IDEX Corp.	12,976	2,366,952
Illinois Tool Works, Inc.	49,442	9,552,689
Ingersoll Rand, Inc. (A)	63,786	2,270,782
ITT, Inc.	31,625	1,867,456
John Bean Technologies Corp.	5,164	474,520
Kadant, Inc.	1,855	203,345
Kawasaki Heavy Industries, Ltd. (A)	28,620	386,632
Kennametal, Inc.	44,064	1,275,212
KION Group AG	12,816	1,094,347
Knorr-Bremse AG	9,564	1,126,271
Komatsu, Ltd.	172,776	3,794,686
Kone OYJ, B Shares	67,136	5,894,771
Kubota Corp.	204,852	3,670,379
Kurita Water Industries, Ltd.	19,527	645,732
LB Foster Company, Class A (A)	2,105	28,249
Lincoln Electric Holdings, Inc.	21,730	2,000,029
Lindsay Corp.	1,757	169,867
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Luxfer Holdings PLC	5,076	$63,704
Lydall, Inc. (A)	3,191	52,779
Makita Corp.	44,252	2,117,869
Meritor, Inc. (A)	11,353	237,732
Miller Industries, Inc.	2,039	62,332
MINEBEA MITSUMI, Inc.	71,600	1,363,853
MISUMI Group, Inc.	56,100	1,572,871
Mitsubishi Heavy Industries, Ltd.	63,363	1,402,902
Miura Company, Ltd.	17,300	848,548
Mueller Industries, Inc.	9,230	249,764
Mueller Water Products, Inc., Class A	25,932	269,433
Nabtesco Corp.	22,189	805,602
Navistar International Corp. (A)	8,236	358,595
NGK Insulators, Ltd.	50,861	726,216
NN, Inc. (A)(C)	7,668	39,567
Nordson Corp.	19,755	3,789,404
NSK, Ltd.	70,498	539,617
Omega Flex, Inc. (C)	490	76,793
Oshkosh Corp.	24,929	1,832,282
Otis Worldwide Corp.	69,958	4,366,778
PACCAR, Inc.	59,484	5,072,796
Parker-Hannifin Corp.	22,093	4,470,298
Park-Ohio Holdings Corp.	1,758	28,251
Pentair PLC	28,511	1,304,948
Proto Labs, Inc. (A)(C)	4,415	571,743
RBC Bearings, Inc. (A)	4,066	492,840
REV Group, Inc.	4,869	38,416
Rexnord Corp.	18,925	564,722
Sandvik AB (A)	222,877	4,358,430
Schindler Holding AG	3,996	1,084,505
Schindler Holding AG, Participation Certificates	8,035	2,193,395
SKF AB, B Shares	75,190	1,551,212
SMC Corp.	11,347	6,329,770
Snap-on, Inc.	9,360	1,377,137
Spirax-Sarco Engineering PLC	14,576	2,075,646
SPX Corp. (A)	7,082	328,463
SPX FLOW, Inc. (A)	7,022	300,682
Standex International Corp.	2,103	124,498
Stanley Black & Decker, Inc.	27,441	4,450,930
Sumitomo Heavy Industries, Ltd.	21,825	507,777
Techtronic Industries Company, Ltd.	271,242	3,606,351
Tennant Company	3,071	185,366
Terex Corp.	36,386	704,433
The ExOne Company (A)	2,320	28,350
The Gorman-Rupp Company (C)	3,008	88,616
The Greenbrier Companies, Inc.	5,325	156,555
The Manitowoc Company, Inc. (A)	5,987	50,351
The Middleby Corp. (A)	20,358	1,826,316
The Shyft Group, Inc.	5,827	110,014
The Timken Company	24,739	1,341,349
The Toro Company	39,274	3,297,052
THK Company, Ltd.	23,752	597,732
TriMas Corp. (A)	6,981	159,167
Trinity Industries, Inc.	32,575	635,213
Volvo AB, B Shares (A)	293,629	5,640,571
Wabash National Corp. (C)	9,028	107,975
Wabtec Corp.	30,740	1,902,191
Wartsila OYJ ABP	87,483	687,014
Watts Water Technologies, Inc., Class A	4,497	450,375
Welbilt, Inc. (A)	22,227	136,918
Woodward, Inc.	21,236	1,702,278
Xylem, Inc.	30,925	2,601,411
Yangzijiang Shipbuilding Holdings, Ltd.	510,715	373,070

242

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Yaskawa Electric Corp.	47,410	$1,854,826
		206,818,488
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A (C)	637	932,433
A.P. Moller - Maersk A/S, Series B	1,291	2,040,916
Costamare, Inc.	8,677	52,669
Eagle Bulk Shipping, Inc. (A)(C)	1,206	19,742
Genco Shipping & Trading, Ltd.	3,372	23,267
Kirby Corp. (A)	21,975	794,836
Kuehne + Nagel International AG	10,674	2,072,606
Matson, Inc.	7,120	285,441
Nippon Yusen KK	30,225	524,433
Scorpio Bulkers, Inc.	1,269	17,969
		6,764,312
Professional services – 0.8%
Acacia Research Corp. (A)	9,492	32,937
Adecco Group AG	30,629	1,616,148
ASGN, Inc. (A)	27,610	1,754,892
Barrett Business Services, Inc.	1,310	68,696
Bureau Veritas SA (A)	58,137	1,310,485
CBIZ, Inc. (A)	8,282	189,409
CoreLogic, Inc.	29,084	1,968,114
CRA International, Inc.	1,413	52,945
Equifax, Inc.	20,872	3,274,817
Experian PLC	179,329	6,738,172
Exponent, Inc.	8,463	609,590
Forrester Research, Inc. (A)	1,929	63,252
Franklin Covey Company (A)	2,257	40,039
FTI Consulting, Inc. (A)	13,395	1,419,468
GP Strategies Corp. (A)	2,833	27,310
Heidrick & Struggles International, Inc.	3,349	65,808
Huron Consulting Group, Inc. (A)	3,832	150,713
ICF International, Inc.	2,998	184,467
IHS Markit, Ltd.	64,099	5,032,412
Insperity, Inc.	19,208	1,257,932
Intertek Group PLC	31,884	2,601,623
Kelly Services, Inc., Class A	5,820	99,173
Kforce, Inc.	3,388	108,992
Korn Ferry	9,276	269,004
ManpowerGroup, Inc.	21,256	1,558,702
Nielsen Holdings PLC	61,306	869,319
Nihon M&A Center, Inc.	29,500	1,687,677
Persol Holdings Company, Ltd.	35,000	571,696
Randstad NV (A)	23,553	1,228,182
Recruit Holdings Company, Ltd.	251,100	9,972,524
Red Violet, Inc. (A)	1,344	24,810
RELX PLC	381,371	8,488,572
Resources Connection, Inc.	5,590	64,565
Robert Half International, Inc.	19,700	1,042,918
SGS SA	1,195	3,202,406
Teleperformance	11,599	3,575,993
TriNet Group, Inc. (A)	6,785	402,486
TrueBlue, Inc. (A)	6,145	95,186
Upwork, Inc. (A)(C)	15,325	267,268
Verisk Analytics, Inc.	27,905	5,171,076
Willdan Group, Inc. (A)	1,891	48,239
Wolters Kluwer NV	53,973	4,604,028
		71,812,045
Road and rail – 0.9%
ArcBest Corp.	4,138	128,526
Aurizon Holdings, Ltd.	378,927	1,165,719
Avis Budget Group, Inc. (A)(C)	27,563	725,458
Central Japan Railway Company	28,476	4,081,739
Covenant Logistics Group, Inc. (A)	2,055	35,942
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
CSX Corp.	131,471	$10,211,353
Daseke, Inc. (A)	8,426	45,248
East Japan Railway Company	59,740	3,673,933
Hankyu Hanshin Holdings, Inc.	45,200	1,453,140
Heartland Express, Inc.	7,604	141,434
Hertz Global Holdings, Inc. (A)(C)	24,335	27,012
JB Hunt Transport Services, Inc.	14,323	1,810,141
Kansas City Southern	16,213	2,931,797
Keikyu Corp. (C)	43,579	670,757
Keio Corp.	20,315	1,257,616
Keisei Electric Railway Company, Ltd.	25,594	722,877
Kintetsu Group Holdings Company, Ltd.	33,874	1,445,618
Knight-Swift Transportation Holdings, Inc.	46,101	1,876,311
Kyushu Railway Company	29,500	630,724
Landstar System, Inc.	14,048	1,762,884
Marten Transport, Ltd.	10,041	163,869
MTR Corp., Ltd.	304,815	1,512,769
Nagoya Railroad Company, Ltd.	37,099	1,017,042
Nippon Express Company, Ltd.	14,246	831,298
Norfolk Southern Corp.	43,840	9,381,322
Odakyu Electric Railway Company, Ltd.	58,279	1,465,008
Old Dominion Freight Line, Inc.	16,534	2,991,331
Ryder System, Inc.	19,699	832,086
Saia, Inc. (A)	4,338	547,195
Seibu Holdings, Inc.	41,600	447,958
Tobu Railway Company, Ltd.	37,373	1,154,891
Tokyu Corp.	98,808	1,282,365
U.S. Xpress Enterprises, Inc., Class A (A)	4,506	37,220
Union Pacific Corp.	116,656	22,966,067
Universal Logistics Holdings, Inc.	1,497	31,227
Werner Enterprises, Inc.	31,256	1,312,439
West Japan Railway Company	32,125	1,587,241
		82,359,557
Trading companies and distributors – 0.7%
AerCap Holdings NV (A)	25,581	644,385
Alta Equipment Group, Inc. (A)	3,264	25,557
Applied Industrial Technologies, Inc.	6,380	351,538
Ashtead Group PLC	88,668	3,193,057
Beacon Roofing Supply, Inc. (A)	9,062	281,556
BMC Stock Holdings, Inc. (A)	11,123	476,398
Brenntag AG	30,523	1,940,708
Bunzl PLC	66,521	2,147,723
CAI International, Inc.	2,704	74,441
DXP Enterprises, Inc. (A)	2,898	46,745
EVI Industries, Inc. (A)	929	24,721
Fastenal Company	98,576	4,444,792
Ferguson PLC	44,356	4,463,563
Foundation Building Materials, Inc. (A)	3,572	56,152
GATX Corp. (C)	18,522	1,180,778
GMS, Inc. (A)	6,792	163,687
H&E Equipment Services, Inc.	5,501	108,150
Herc Holdings, Inc. (A)	3,964	157,014
ITOCHU Corp. (C)	266,004	6,811,254
Lawson Products, Inc. (A)	887	36,394
Marubeni Corp.	325,759	1,849,465
Mitsubishi Corp.	264,106	6,321,469
Mitsui & Company, Ltd.	322,003	5,532,915
MonotaRO Company, Ltd.	24,700	1,226,872
MRC Global, Inc. (A)	13,501	57,784
MSC Industrial Direct Company, Inc., Class A	16,663	1,054,435
NOW, Inc. (A)	18,599	84,439
Rush Enterprises, Inc., Class A	3,839	194,023

243

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class B	1,381	$61,178
SiteOne Landscape Supply, Inc. (A)	7,043	858,894
Sumitomo Corp.	234,538	2,827,236
Systemax, Inc.	2,114	50,609
Textainer Group Holdings, Ltd. (A)	8,484	120,133
Titan Machinery, Inc. (A)	3,500	46,305
Toyota Tsusho Corp.	41,882	1,177,984
Transcat, Inc. (A)	1,565	45,855
Triton International, Ltd.	8,217	334,185
United Rentals, Inc. (A)	12,387	2,161,532
Univar Solutions, Inc. (A)	61,881	1,044,551
Veritiv Corp. (A)	2,391	30,270
W.W. Grainger, Inc.	7,733	2,758,902
Watsco, Inc.	12,014	2,797,940
WESCO International, Inc. (A)	7,758	341,507
		57,607,096
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	13,330	1,855,915
Aeroports de Paris	5,851	580,448
Atlantia SpA (A)(C)	97,753	1,530,935
Auckland International Airport, Ltd.	247,050	1,199,153
Fraport AG Frankfurt Airport Services Worldwide (A)	8,188	322,374
Getlink SE (A)	86,950	1,177,850
Japan Airport Terminal Company, Ltd. (C)	10,000	443,024
Kamigumi Company, Ltd.	19,506	384,372
Sydney Airport	261,157	1,108,995
Transurban Group	540,084	5,514,740
		14,117,806
		962,123,056
Information technology – 19.8%
Communications equipment – 0.6%
Acacia Communications, Inc. (A)	6,409	431,967
ADTRAN, Inc.	8,205	84,142
Applied Optoelectronics, Inc. (A)	3,503	39,409
Arista Networks, Inc. (A)	9,407	1,946,591
CalAmp Corp. (A)	5,964	42,881
Calix, Inc. (A)	8,225	146,241
Casa Systems, Inc. (A)	5,678	22,882
Ciena Corp. (A)	56,238	2,232,086
Cisco Systems, Inc.	727,498	28,656,146
Clearfield, Inc. (A)	1,929	38,908
Comtech Telecommunications Corp.	4,189	58,646
Digi International, Inc. (A)	5,147	80,448
DZS, Inc. (A)	2,428	22,750
Extreme Networks, Inc. (A)	20,001	80,404
F5 Networks, Inc. (A)	10,512	1,290,558
Genasys, Inc. (A)	6,361	39,120
Harmonic, Inc. (A)(C)	16,316	91,043
Infinera Corp. (A)(C)	26,357	162,359
Inseego Corp. (A)(C)	11,527	118,959
InterDigital, Inc.	16,371	934,129
Juniper Networks, Inc.	57,010	1,225,715
KVH Industries, Inc. (A)	3,473	31,292
Lumentum Holdings, Inc. (A)	27,525	2,067,953
Motorola Solutions, Inc.	29,177	4,575,245
NETGEAR, Inc. (A)	4,965	153,021
NetScout Systems, Inc. (A)	38,009	829,736
Nokia OYJ (A)	1,116,093	4,368,228
PCTEL, Inc. (A)	3,827	21,661
Plantronics, Inc. (C)	5,760	68,198
Resonant, Inc. (A)	9,039	21,513
Ribbon Communications, Inc. (A)	11,718	45,349
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Telefonaktiebolaget LM Ericsson, B Shares	576,291	$6,306,489
ViaSat, Inc. (A)(C)	23,472	807,202
Viavi Solutions, Inc. (A)	37,732	442,596
		57,483,867
Electronic equipment, instruments and components – 1.2%
Akoustis Technologies, Inc. (A)	5,443	44,415
Amphenol Corp., Class A	51,275	5,551,544
Arlo Technologies, Inc. (A)	13,934	73,293
Arrow Electronics, Inc. (A)	28,414	2,235,045
Avnet, Inc.	36,155	934,245
Badger Meter, Inc. (C)	4,798	313,645
Belden, Inc.	23,540	732,565
Benchmark Electronics, Inc. (C)	6,162	124,164
CDW Corp.	24,517	2,930,517
Cognex Corp.	63,340	4,123,434
Coherent, Inc. (A)	8,878	984,837
Corning, Inc.	130,766	4,238,126
CTS Corp.	5,403	119,028
Daktronics, Inc.	7,867	31,153
ePlus, Inc. (A)	2,176	159,283
Fabrinet (A)	6,044	380,953
FARO Technologies, Inc. (A)	2,991	182,391
Fitbit, Inc., Class A (A)	40,340	280,766
FLIR Systems, Inc.	22,531	807,736
Halma PLC	75,043	2,267,188
Hamamatsu Photonics KK	27,700	1,399,864
Hexagon AB, B Shares (A)	55,575	4,197,745
Hirose Electric Company, Ltd.	6,475	836,605
Hitachi, Ltd.	191,094	6,470,336
II-VI, Inc. (A)(C)	54,284	2,201,759
Ingenico Group SA (A)	11,949	1,851,289
Insight Enterprises, Inc. (A)	5,720	323,638
IPG Photonics Corp. (A)	6,132	1,042,256
Iteris, Inc. (A)	7,952	32,603
Itron, Inc. (A)	6,624	402,342
Jabil, Inc.	49,603	1,699,399
Keyence Corp.	36,000	16,829,247
Keysight Technologies, Inc. (A)	32,159	3,176,666
Kimball Electronics, Inc. (A)	4,341	50,182
Knowles Corp. (A)	14,504	216,110
Kyocera Corp.	63,363	3,627,945
Littelfuse, Inc.	8,910	1,580,099
Luna Innovations, Inc. (A)	5,471	32,717
Methode Electronics, Inc.	6,078	173,223
MTS Systems Corp.	3,385	64,687
Murata Manufacturing Company, Ltd.	113,439	7,376,616
Napco Security Technologies, Inc. (A)	2,044	48,034
National Instruments Corp.	48,109	1,717,491
nLight, Inc. (A)	5,843	137,194
Novanta, Inc. (A)	5,650	595,171
Omron Corp.	36,618	2,863,019
OSI Systems, Inc. (A)	2,784	216,066
PAR Technology Corp. (A)(C)	2,749	111,362
PC Connection, Inc. (C)	1,864	76,536
Plexus Corp. (A)	4,715	333,020
Powerfleet, Inc. (A)	5,297	29,822
Rogers Corp. (A)	3,072	301,240
Sanmina Corp. (A)	11,042	298,686
ScanSource, Inc. (A)	4,388	87,014
Shimadzu Corp.	43,892	1,335,912
SYNNEX Corp.	15,079	2,111,965
TDK Corp.	25,621	2,797,627
TE Connectivity, Ltd.	56,716	5,543,422
Trimble, Inc. (A)	91,586	4,460,238

244

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
TTM Technologies, Inc. (A)	16,269	$185,629
Venture Corp., Ltd.	54,400	772,426
Vishay Intertechnology, Inc.	70,298	1,094,540
Vishay Precision Group, Inc. (A)	2,248	56,919
Wrap Technologies, Inc. (A)(C)	2,289	15,497
Yokogawa Electric Corp.	44,992	714,542
Zebra Technologies Corp., Class A (A)	9,166	2,314,048
		108,317,076
IT services – 3.9%
Accenture PLC, Class A	109,328	24,707,035
Adyen NV (A)(B)	3,575	6,594,027
Afterpay, Ltd. (A)	42,202	2,487,579
Akamai Technologies, Inc. (A)	27,960	3,090,698
Alliance Data Systems Corp.	17,465	733,181
Amadeus IT Group SA	88,927	4,938,648
Atos SE (A)	19,381	1,557,381
Automatic Data Processing, Inc.	73,888	10,306,637
Brightcove, Inc. (A)	7,159	73,308
Broadridge Financial Solutions, Inc.	19,790	2,612,280
CACI International, Inc., Class A (A)	9,186	1,958,088
Capgemini SE	31,765	4,075,302
Cardtronics PLC, Class A (A)	6,122	121,216
Cass Information Systems, Inc.	2,485	99,996
Cognizant Technology Solutions Corp., Class A	93,182	6,468,694
Computershare, Ltd.	96,094	850,115
Conduent, Inc. (A)	28,385	90,264
CSG Systems International, Inc.	5,390	220,721
DXC Technology Company	43,696	779,974
Edenred	48,028	2,156,274
Endurance International Group Holdings, Inc. (A)	11,538	66,228
EVERTEC, Inc.	9,924	344,462
EVO Payments, Inc., Class A (A)	6,926	172,111
ExlService Holdings, Inc. (A)	5,550	366,134
Fidelity National Information Services, Inc.	106,476	15,674,332
Fiserv, Inc. (A)	95,514	9,842,718
FleetCor Technologies, Inc. (A)	14,444	3,439,116
Fujitsu, Ltd.	38,823	5,303,904
Gartner, Inc. (A)	15,334	1,915,983
Global Payments, Inc.	51,424	9,131,874
GMO Payment Gateway, Inc. (C)	8,100	867,693
GreenSky, Inc., Class A (A)	10,912	48,449
Grid Dynamics Holdings, Inc. (A)	4,027	31,129
GTT Communications, Inc. (A)(C)	5,541	28,592
i3 Verticals, Inc., Class A (A)(C)	2,592	65,448
IBM Corp.	153,043	18,620,742
International Money Express, Inc. (A)	3,542	50,881
Itochu Techno-Solutions Corp.	18,900	716,980
Jack Henry & Associates, Inc.	13,171	2,141,473
KBR, Inc.	75,552	1,689,343
Leidos Holdings, Inc.	22,969	2,047,686
Limelight Networks, Inc. (A)	19,764	113,841
LiveRamp Holdings, Inc. (A)	34,705	1,796,678
ManTech International Corp., Class A	4,479	308,514
Mastercard, Inc., Class A	151,801	51,334,544
MAXIMUS, Inc.	32,477	2,221,752
MoneyGram International, Inc. (A)(C)	11,197	31,632
NEC Corp.	48,884	2,859,408
Nexi SpA (A)(B)	74,336	1,489,858
NIC, Inc.	10,853	213,804
Nomura Research Institute, Ltd.	63,100	1,857,947
NTT Data Corp.	124,610	1,594,673
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Obic Company, Ltd.	13,800	$2,426,905
Otsuka Corp.	20,600	1,052,688
Paychex, Inc.	55,056	4,391,817
PayPal Holdings, Inc. (A)	201,627	39,726,568
Paysign, Inc. (A)(C)	5,338	30,320
Perficient, Inc. (A)	5,344	228,403
Perspecta, Inc.	73,072	1,421,250
PFSweb, Inc. (A)	2,866	19,174
Rackspace Technology, Inc. (A)	4,945	95,389
Repay Holdings Corp. (A)	9,319	218,997
Sabre Corp.	114,056	742,505
Science Applications International Corp.	21,290	1,669,562
SCSK Corp.	10,300	576,274
ServiceSource International, Inc. (A)	16,449	24,180
Sykes Enterprises, Inc. (A)	6,310	215,865
The Hackett Group, Inc.	4,473	50,008
The Western Union Company	70,629	1,513,579
TIS, Inc.	44,200	938,807
TTEC Holdings, Inc.	3,068	167,359
Tucows, Inc., Class A (A)	1,610	110,929
Unisys Corp. (A)(C)	10,493	111,960
VeriSign, Inc. (A)	17,369	3,558,040
Verra Mobility Corp. (A)	22,672	219,012
Virtusa Corp. (A)	4,885	240,147
Visa, Inc., Class A	289,734	57,938,108
WEX, Inc. (A)	16,140	2,242,976
Wix.com, Ltd. (A)	10,200	2,599,470
Worldline SA (A)(B)(C)	27,025	2,212,893
		335,052,532
Semiconductors and semiconductor equipment – 3.9%
Advanced Energy Industries, Inc. (A)	6,265	394,319
Advanced Micro Devices, Inc. (A)	201,757	16,542,056
Advantest Corp.	39,400	1,916,439
Alpha & Omega Semiconductor, Ltd. (A)	3,654	46,844
Ambarella, Inc. (A)	5,442	283,964
Amkor Technology, Inc. (A)	16,219	181,653
Analog Devices, Inc.	63,507	7,413,807
Applied Materials, Inc.	156,944	9,330,321
ASM Pacific Technology, Ltd.	60,568	620,044
ASML Holding NV	84,038	31,041,356
Atomera, Inc. (A)(C)	2,645	27,640
Axcelis Technologies, Inc. (A)	5,513	121,286
AXT, Inc. (A)	7,196	44,040
Broadcom, Inc.	69,114	25,179,612
Brooks Automation, Inc.	12,010	555,583
Cabot Microelectronics Corp.	15,423	2,202,559
CEVA, Inc. (A)	3,714	146,220
Cirrus Logic, Inc. (A)	21,373	1,441,609
Cohu, Inc.	6,999	120,243
Cree, Inc. (A)(C)	40,146	2,558,906
CyberOptics Corp. (A)	1,271	40,469
Diodes, Inc. (A)	6,961	392,948
Disco Corp.	5,700	1,393,676
DSP Group, Inc. (A)	3,892	51,297
Enphase Energy, Inc. (A)(C)	46,122	3,809,216
First Solar, Inc. (A)	27,926	1,848,701
FormFactor, Inc. (A)	12,873	320,924
GSI Technology, Inc. (A)	3,415	19,261
Ichor Holdings, Ltd. (A)	3,771	81,340
Impinj, Inc. (A)(C)	2,864	75,466
Infineon Technologies AG	246,939	6,960,168
Intel Corp.	730,861	37,843,983
KLA Corp.	26,715	5,175,764
Lam Research Corp.	25,025	8,302,044
Lasertec Corp.	14,900	1,224,764

245

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Lattice Semiconductor Corp. (A)	22,190	$642,622
MACOM Technology Solutions Holdings, Inc. (A)	7,755	263,748
Maxeon Solar Technologies, Ltd. (A)(C)	1,615	27,390
Maxim Integrated Products, Inc.	45,879	3,101,879
MaxLinear, Inc. (A)	11,320	263,077
Microchip Technology, Inc.	43,383	4,458,037
Micron Technology, Inc. (A)	190,921	8,965,650
MKS Instruments, Inc.	20,177	2,203,934
Monolithic Power Systems, Inc.	15,453	4,320,813
NeoPhotonics Corp. (A)	8,251	50,249
NVE Corp.	880	43,190
NVIDIA Corp.	106,029	57,385,015
Onto Innovation, Inc. (A)	7,806	232,463
PDF Solutions, Inc. (A)	4,979	93,157
Photronics, Inc. (A)	10,686	106,433
Power Integrations, Inc.	9,692	536,937
Qorvo, Inc. (A)	19,631	2,532,595
QUALCOMM, Inc.	193,888	22,816,740
Rambus, Inc. (A)	18,697	255,962
Renesas Electronics Corp. (A)	152,000	1,115,625
Rohm Company, Ltd.	17,342	1,340,710
Semtech Corp. (A)	34,485	1,826,326
Silicon Laboratories, Inc. (A)	23,159	2,266,108
SiTime Corp. (A)	1,415	118,902
Skyworks Solutions, Inc.	28,704	4,176,432
SMART Global Holdings, Inc. (A)(C)	2,397	65,534
SolarEdge Technologies, Inc. (A)	18,345	4,372,531
STMicroelectronics NV	125,782	3,857,733
SUMCO Corp.	51,700	729,439
SunPower Corp. (A)(C)	12,926	161,704
Synaptics, Inc. (A)	18,131	1,458,095
Teradyne, Inc.	28,532	2,267,153
Texas Instruments, Inc.	157,401	22,475,289
Tokyo Electron, Ltd.	29,460	7,696,557
Ultra Clean Holdings, Inc. (A)	6,694	143,653
Universal Display Corp.	15,688	2,835,449
Veeco Instruments, Inc. (A)(C)	8,306	96,931
Xilinx, Inc.	41,984	4,376,412
		337,388,996
Software – 6.2%
8x8, Inc. (A)	17,192	267,336
A10 Networks, Inc. (A)	10,697	68,140
ACI Worldwide, Inc. (A)(C)	61,487	1,606,655
Adobe, Inc. (A)	82,429	40,425,654
Agilysys, Inc. (A)	3,201	77,336
Alarm.com Holdings, Inc. (A)	7,663	423,381
Altair Engineering, Inc., Class A (A)(C)	7,102	298,142
American Software, Inc., Class A	5,204	73,064
ANSYS, Inc. (A)	14,743	4,824,352
Appfolio, Inc., Class A (A)	2,701	383,029
Appian Corp. (A)(C)	5,734	371,277
Asure Software, Inc. (A)(C)	2,907	21,948
Autodesk, Inc. (A)	37,682	8,704,919
Avaya Holdings Corp. (A)	13,689	208,073
AVEVA Group PLC	12,737	785,597
Benefitfocus, Inc. (A)	5,084	56,941
Blackbaud, Inc.	26,310	1,468,887
Blackline, Inc. (A)(C)	8,300	743,929
Bottomline Technologies DE, Inc. (A)	7,161	301,908
Box, Inc., Class A (A)	22,906	397,648
Cadence Design Systems, Inc. (A)	47,910	5,108,643
CDK Global, Inc.	44,487	1,939,188
Cerence, Inc. (A)(C)	6,085	297,374
Ceridian HCM Holding, Inc. (A)	47,517	3,927,280
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ChannelAdvisor Corp. (A)	4,745	$68,660
Check Point Software Technologies, Ltd. (A)	22,926	2,758,915
Citrix Systems, Inc.	21,228	2,923,308
Cloudera, Inc. (A)	33,905	369,225
CommVault Systems, Inc. (A)	23,880	974,304
Cornerstone OnDemand, Inc. (A)	10,020	364,327
CyberArk Software, Ltd. (A)	7,800	806,676
Dassault Systemes SE	26,077	4,865,500
Digimarc Corp. (A)(C)	2,171	48,478
Digital Turbine, Inc. (A)	13,650	446,901
Domo, Inc., Class B (A)	4,332	166,046
Ebix, Inc. (C)	4,528	93,277
eGain Corp. (A)	3,795	53,775
Envestnet, Inc. (A)	8,764	676,230
Fair Isaac Corp. (A)	10,614	4,514,983
Fortinet, Inc. (A)	23,082	2,719,290
GTY Technology Holdings, Inc. (A)	8,291	21,971
Intelligent Systems Corp. (A)	1,293	50,401
Intuit, Inc.	44,991	14,676,514
j2 Global, Inc. (A)	23,833	1,649,720
LivePerson, Inc. (A)	10,191	529,830
Manhattan Associates, Inc. (A)	23,250	2,220,143
Microsoft Corp.	1,300,471	273,528,065
MicroStrategy, Inc., Class A (A)	1,263	190,157
Mimecast, Ltd. (A)	9,414	441,705
Mitek Systems, Inc. (A)	7,048	89,792
MobileIron, Inc. (A)	16,576	116,198
Model N, Inc. (A)	5,751	202,895
Nemetschek SE	11,371	831,121
Nice, Ltd. (A)(C)	12,510	2,836,323
NortonLifeLock, Inc.	101,561	2,116,531
OneSpan, Inc. (A)	5,662	118,676
Oracle Corp.	332,225	19,833,833
Oracle Corp. Japan	7,606	821,272
Paycom Software, Inc. (A)	8,414	2,619,278
Paylocity Holding Corp. (A)(C)	13,591	2,193,859
Ping Identity Holding Corp. (A)	5,664	176,773
Progress Software Corp.	7,407	271,689
PROS Holdings, Inc. (A)	6,643	212,177
PTC, Inc. (A)	38,252	3,164,205
Q2 Holdings, Inc. (A)(C)	8,199	748,241
QAD, Inc., Class A (C)	1,978	83,472
Qualys, Inc. (A)	17,979	1,762,122
Rapid7, Inc. (A)	8,344	510,987
Rosetta Stone, Inc. (A)	3,875	116,173
Sailpoint Technologies Holdings, Inc. (A)	14,576	576,772
salesforce.com, Inc. (A)	156,380	39,301,422
SAP SE	206,155	32,102,064
Sapiens International Corp. NV	4,320	132,106
SecureWorks Corp., Class A (A)	1,886	21,482
ServiceNow, Inc. (A)	32,960	15,985,600
ShotSpotter, Inc. (A)	1,441	44,729
Smith Micro Software, Inc. (A)(C)	6,278	23,417
Sprout Social, Inc., Class A (A)	4,284	164,934
SPS Commerce, Inc. (A)	5,803	451,880
SVMK, Inc. (A)	20,159	445,715
Synchronoss Technologies, Inc. (A)(C)	7,340	22,093
Synopsys, Inc. (A)	26,080	5,580,598
TeamViewer AG (A)(B)	25,648	1,264,955
Telenav, Inc. (A)	6,170	22,212
Temenos AG (C)	13,071	1,756,801
Tenable Holdings, Inc. (A)	11,238	424,235
Teradata Corp. (A)	39,897	905,662
The Sage Group PLC	215,305	2,000,867

246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Trend Micro, Inc.	26,364	$1,606,587
Tyler Technologies, Inc. (A)	6,915	2,410,292
Upland Software, Inc. (A)	4,042	152,383
Varonis Systems, Inc. (A)	5,160	595,567
Verint Systems, Inc. (A)	10,559	508,733
Veritone, Inc. (A)(C)	3,954	36,219
VirnetX Holding Corp.	10,839	57,122
WiseTech Global, Ltd.	28,699	537,524
Workiva, Inc. (A)	6,498	362,328
Xperi Holding Corp.	17,726	203,672
Yext, Inc. (A)(C)	16,743	254,159
Zix Corp. (A)	9,527	55,638
Zuora, Inc., Class A (A)	16,557	171,199
		534,943,686
Technology hardware, storage and peripherals – 4.0%
3D Systems Corp. (A)(C)	19,565	96,064
Apple, Inc.	2,762,663	319,943,963
Avid Technology, Inc. (A)	5,575	47,722
Brother Industries, Ltd.	43,936	698,907
Canon, Inc.	197,477	3,275,464
Diebold Nixdorf, Inc. (A)	12,035	91,947
Eastman Kodak Company (A)(C)	2,372	20,921
FUJIFILM Holdings Corp.	71,138	3,506,523
Hewlett Packard Enterprise Company	221,060	2,071,332
HP, Inc.	236,030	4,482,210
Immersion Corp. (A)	3,818	26,917
Intevac, Inc. (A)	4,803	26,465
Logitech International SA	32,463	2,514,652
NCR Corp. (A)	46,998	1,040,536
NetApp, Inc.	38,151	1,672,540
Quantum Corp. (A)(C)	5,368	24,693
Ricoh Company, Ltd. (C)	132,177	892,224
Seagate Technology PLC	38,354	1,889,702
Seiko Epson Corp. (C)	55,147	634,204
Super Micro Computer, Inc. (A)	7,521	198,554
Western Digital Corp.	51,988	1,900,161
Xerox Holdings Corp.	30,749	577,159
		345,632,860
		1,718,819,017
Materials – 4.4%
Chemicals – 2.5%
AdvanSix, Inc. (A)	4,831	62,223
Air Liquide SA	93,489	14,818,909
Air Products & Chemicals, Inc.	37,960	11,306,766
Air Water, Inc.	36,307	491,041
Akzo Nobel NV	38,104	3,851,187
Albemarle Corp. (C)	18,277	1,631,771
American Vanguard Corp.	5,123	67,316
Amyris, Inc. (A)(C)	16,728	48,846
Arkema SA	13,630	1,445,109
Asahi Kasei Corp.	247,457	2,158,722
Ashland Global Holdings, Inc.	19,920	1,412,726
Avient Corp.	48,517	1,283,760
Balchem Corp.	5,380	525,249
BASF SE	181,269	11,038,564
Cabot Corp.	20,667	744,632
Celanese Corp.	20,328	2,184,244
CF Industries Holdings, Inc.	36,754	1,128,715
Chase Corp.	1,244	118,678
Chr. Hansen Holding A/S	20,837	2,313,031
Clariant AG	39,397	777,188
Corteva, Inc.	128,639	3,706,090
Covestro AG (B)	34,312	1,701,533
Croda International PLC	25,481	2,055,443
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Daicel Corp.	46,785	$337,206
Dow, Inc.	127,359	5,992,241
DuPont de Nemours, Inc.	126,105	6,996,305
Eastman Chemical Company	23,259	1,816,993
Ecolab, Inc.	42,667	8,526,573
EMS-Chemie Holding AG	1,618	1,453,717
Evonik Industries AG	41,384	1,070,560
Ferro Corp. (A)	13,804	171,170
FMC Corp.	22,265	2,358,086
FutureFuel Corp.	4,513	51,313
GCP Applied Technologies, Inc. (A)	8,257	172,984
Givaudan SA	1,824	7,875,679
Hawkins, Inc.	1,720	79,292
HB Fuller Company	8,472	387,848
ICL Group, Ltd.	146,881	519,013
Ingevity Corp. (A)	21,963	1,085,851
Innospec, Inc.	4,025	254,863
International Flavors & Fragrances, Inc. (C)	18,376	2,250,141
Johnson Matthey PLC	38,224	1,161,548
JSR Corp.	40,190	955,241
Kansai Paint Company, Ltd.	35,054	871,265
Koninklijke DSM NV	34,048	5,605,373
Koppers Holdings, Inc. (A)	3,567	74,586
Kraton Corp. (A)	5,320	94,802
Kronos Worldwide, Inc.	3,853	49,550
Kuraray Company, Ltd.	63,006	611,319
LANXESS AG	16,391	937,831
Linde PLC	90,281	21,498,615
Livent Corp. (A)(C)	24,882	223,192
LyondellBasell Industries NV, Class A	44,174	3,113,825
Minerals Technologies, Inc.	18,077	923,735
Mitsubishi Chemical Holdings Corp.	252,659	1,458,444
Mitsubishi Gas Chemical Company, Inc.	31,170	579,870
Mitsui Chemicals, Inc. (C)	36,318	877,794
NewMarket Corp.	2,679	917,075
Nippon Paint Holdings Company, Ltd.	28,900	2,975,147
Nissan Chemical Corp.	24,500	1,306,094
Nitto Denko Corp.	31,387	2,044,823
Novozymes A/S, B Shares	41,107	2,583,672
Olin Corp.	52,003	643,797
Orica, Ltd.	80,203	892,965
Orion Engineered Carbons SA	10,252	128,253
PPG Industries, Inc.	40,552	4,950,588
PQ Group Holdings, Inc. (A)	6,468	66,362
Quaker Chemical Corp. (C)	2,184	392,487
Rayonier Advanced Materials, Inc. (A)	11,261	36,035
RPM International, Inc.	47,573	3,940,947
Sensient Technologies Corp.	22,474	1,297,649
Shin-Etsu Chemical Company, Ltd.	69,946	9,152,731
Showa Denko KK	26,500	486,403
Sika AG	27,996	6,874,464
Solvay SA	14,650	1,260,376
Stepan Company	3,536	385,424
Sumitomo Chemical Company, Ltd.	293,144	970,300
Symrise AG	25,435	3,513,145
Taiyo Nippon Sanso Corp.	29,957	460,623
Teijin, Ltd.	35,148	545,089
The Chemours Company	60,116	1,257,026
The Mosaic Company	59,282	1,083,082
The Scotts Miracle-Gro Company	14,901	2,278,512
The Sherwin-Williams Company	14,082	9,811,493
Toray Industries, Inc.	273,672	1,252,050
Tosoh Corp.	51,300	832,907
Trecora Resources (A)	5,230	32,112

247

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Tredegar Corp.	4,567	$67,911
Trinseo SA	6,289	161,250
Tronox Holdings PLC, Class A (C)	15,235	119,899
Umicore SA	38,941	1,619,732
Valvoline, Inc.	67,728	1,289,541
Yara International ASA	34,846	1,340,865
		212,279,397
Construction materials – 0.3%
CRH PLC	154,888	5,616,442
Eagle Materials, Inc.	15,284	1,319,315
Forterra, Inc. (A)	3,349	39,585
HeidelbergCement AG	29,378	1,795,168
James Hardie Industries PLC, CHESS Depositary Interest	87,490	2,097,292
LafargeHolcim, Ltd. (A)	103,364	4,705,080
Martin Marietta Materials, Inc.	10,701	2,518,587
Summit Materials, Inc., Class A (A)	18,942	313,301
Taiheiyo Cement Corp.	23,870	609,485
U.S. Concrete, Inc. (A)	2,795	81,167
Vulcan Materials Company	22,761	3,085,026
		22,180,448
Containers and packaging – 0.3%
Amcor PLC	269,538	2,978,395
AptarGroup, Inc.	23,599	2,671,407
Avery Dennison Corp.	14,344	1,833,737
Ball Corp.	56,119	4,664,611
Greif, Inc., Class A	13,725	496,982
Greif, Inc., Class B	1,084	42,796
International Paper Company	67,552	2,738,558
Myers Industries, Inc.	6,262	82,846
O-I Glass, Inc.	83,277	881,903
Packaging Corp. of America	16,297	1,777,188
Ranpak Holdings Corp. (A)	5,168	49,199
Sealed Air Corp.	26,752	1,038,245
Silgan Holdings, Inc.	28,817	1,059,601
Smurfit Kappa Group PLC	44,740	1,755,506
Sonoco Products Company	36,740	1,876,312
UFP Technologies, Inc. (A)	1,300	53,846
Westrock Company	44,617	1,549,995
		25,551,127
Metals and mining – 1.2%
1911 Gold Corp. (A)	3,149	1,862
Alcoa Corp. (A)	30,913	359,518
Allegheny Technologies, Inc. (A)	20,844	181,760
Anglo American PLC	242,023	5,855,401
Antofagasta PLC	77,893	1,027,971
ArcelorMittal SA (A)	141,342	1,880,318
Arconic Corp. (A)	16,431	313,011
BHP Group PLC	416,956	8,895,398
BHP Group, Ltd.	581,610	15,025,076
BlueScope Steel, Ltd.	99,300	914,931
Boliden AB	53,976	1,601,502
Caledonia Mining Corp. PLC	1,990	33,810
Carpenter Technology Corp.	8,058	146,333
Century Aluminum Company (A)(C)	8,684	61,830
Cleveland-Cliffs, Inc. (C)	65,219	418,706
Coeur Mining, Inc. (A)	40,142	296,248
Commercial Metals Company	63,130	1,261,337
Compass Minerals International, Inc. (C)	18,049	1,071,208
Evolution Mining, Ltd.	319,625	1,335,212
Evraz PLC	100,334	446,776
Fortescue Metals Group, Ltd.	334,323	3,927,635
Freeport-McMoRan, Inc.	249,558	3,903,087
Glencore PLC (A)	1,971,864	4,088,015
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Gold Resource Corp.	11,899	$40,576
Haynes International, Inc.	2,332	39,854
Hecla Mining Company	86,255	438,175
Hitachi Metals, Ltd.	42,364	653,256
JFE Holdings, Inc. (A)	96,733	677,303
Kaiser Aluminum Corp.	2,566	137,512
Maruichi Steel Tube, Ltd.	11,161	279,420
Materion Corp.	3,331	173,312
Mitsubishi Materials Corp.	22,069	434,908
Newcrest Mining, Ltd.	159,563	3,618,235
Newmont Corp.	138,005	8,756,417
Nippon Steel Corp. (A)	159,200	1,502,916
Norsk Hydro ASA (A)	265,484	732,796
Northern Star Resources, Ltd.	146,091	1,447,622
Novagold Resources, Inc. (A)	39,136	465,327
Nucor Corp.	51,880	2,327,337
Olympic Steel, Inc.	1,920	21,811
Reliance Steel & Aluminum Company	23,337	2,381,307
Rio Tinto PLC	221,508	13,328,670
Rio Tinto, Ltd.	73,287	5,005,601
Royal Gold, Inc.	24,008	2,885,041
Schnitzer Steel Industries, Inc., Class A	4,480	86,150
South32, Ltd.	955,906	1,418,617
Steel Dynamics, Inc.	73,149	2,094,256
Sumitomo Metal Mining Company, Ltd.	45,907	1,423,773
SunCoke Energy, Inc.	15,060	51,505
thyssenkrupp AG (A)(C)	79,779	401,425
TimkenSteel Corp. (A)	8,196	29,096
United States Steel Corp.	116,244	853,231
voestalpine AG (C)	22,942	604,656
Warrior Met Coal, Inc.	8,347	142,567
Worthington Industries, Inc.	19,201	783,017
		106,282,634
Paper and forest products – 0.1%
Boise Cascade Company	6,413	256,007
Clearwater Paper Corp. (A)	2,771	105,132
Domtar Corp.	29,196	766,979
Louisiana-Pacific Corp.	59,657	1,760,478
Mondi PLC	95,931	2,028,422
Neenah, Inc.	2,854	106,939
Oji Holdings Corp.	170,338	782,715
P.H. Glatfelter Company	7,552	103,991
Schweitzer-Mauduit International, Inc.	5,050	153,470
Stora Enso OYJ, R Shares	114,861	1,797,812
Svenska Cellulosa AB SCA, B Shares (A)	119,666	1,640,553
UPM-Kymmene OYJ	105,398	3,207,988
Verso Corp., Class A	5,193	40,973
		12,751,459
		379,045,065
Real estate – 3.3%
Equity real estate investment trusts – 2.7%
Acadia Realty Trust	13,949	146,465
Agree Realty Corp.	8,723	555,132
Alexander & Baldwin, Inc.	12,398	138,982
Alexander's, Inc.	343	84,110
Alexandria Real Estate Equities, Inc.	20,155	3,224,800
American Assets Trust, Inc.	8,264	199,080
American Campus Communities, Inc.	50,377	1,759,165
American Finance Trust, Inc.	18,657	116,979
American Tower Corp.	76,226	18,426,111
Apartment Investment & Management Company, A Shares	25,582	862,625
Armada Hoffler Properties, Inc.	9,818	90,915

248

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Ascendas Real Estate Investment Trust	608,578	$1,456,285
AvalonBay Communities, Inc.	24,186	3,611,937
Bluerock Residential Growth REIT, Inc.	4,522	34,277
Boston Properties, Inc.	24,338	1,954,341
Brixmor Property Group, Inc.	108,520	1,268,599
BRT Apartments Corp.	2,468	29,073
Camden Property Trust	35,650	3,172,137
CapitaLand Commercial Trust	534,294	647,856
CapitaLand Mall Trust	510,003	725,862
CareTrust REIT, Inc.	15,845	281,962
CatchMark Timber Trust, Inc., Class A	8,930	79,745
Chatham Lodging Trust	8,462	64,480
CIM Commercial Trust Corp.	2,187	21,564
City Office REIT, Inc.	7,353	55,295
Clipper Realty, Inc.	3,012	18,223
Colony Capital, Inc.	79,719	217,633
Columbia Property Trust, Inc.	18,682	203,821
Community Healthcare Trust, Inc.	3,593	168,009
CoreCivic, Inc.	19,540	156,320
CorePoint Lodging, Inc.	7,710	42,020
CoreSite Realty Corp.	15,568	1,850,724
Corporate Office Properties Trust	41,062	973,991
Cousins Properties, Inc.	54,380	1,554,724
Covivio	10,241	719,111
Crown Castle International Corp.	72,118	12,007,647
CyrusOne, Inc.	42,779	2,995,813
Daiwa House REIT Investment Corp.	391	997,706
Dexus	215,707	1,381,585
DiamondRock Hospitality Company	33,886	171,802
Digital Realty Trust, Inc.	46,226	6,784,128
Diversified Healthcare Trust	40,364	142,081
Douglas Emmett, Inc.	60,340	1,514,534
Duke Realty Corp.	63,680	2,349,792
Easterly Government Properties, Inc.	12,736	285,414
EastGroup Properties, Inc.	20,730	2,681,011
EPR Properties	27,310	751,025
Equinix, Inc.	15,218	11,567,658
Equity Residential	58,846	3,020,565
Essential Properties Realty Trust, Inc.	15,496	283,887
Essex Property Trust, Inc.	11,206	2,250,053
Extra Space Storage, Inc.	22,180	2,373,038
Farmland Partners, Inc.	5,628	37,482
Federal Realty Investment Trust	11,828	868,648
First Industrial Realty Trust, Inc.	46,562	1,853,168
Four Corners Property Trust, Inc.	11,655	298,251
Franklin Street Properties Corp.	18,191	66,579
Front Yard Residential Corp.	8,721	76,222
Gecina SA	9,048	1,192,758
Getty Realty Corp.	5,698	148,205
Gladstone Commercial Corp.	5,888	99,213
Gladstone Land Corp.	3,773	56,670
Global Medical REIT, Inc.	7,214	97,389
Global Net Lease, Inc.	14,967	237,975
GLP J-REIT	719	1,106,604
Goodman Group	324,972	4,207,549
Healthcare Realty Trust, Inc.	71,933	2,166,622
Healthpeak Properties, Inc.	92,508	2,511,592
Hersha Hospitality Trust	6,354	35,201
Highwoods Properties, Inc.	38,029	1,276,634
Host Hotels & Resorts, Inc.	121,196	1,307,705
Hudson Pacific Properties, Inc.	56,134	1,231,019
ICADE	5,898	330,467
Independence Realty Trust, Inc.	15,444	178,996
Industrial Logistics Properties Trust	10,503	229,701
Innovative Industrial Properties, Inc.	3,433	426,070
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Investors Real Estate Trust	2,073	$135,097
Iron Mountain, Inc.	49,517	1,326,560
iStar, Inc.	11,853	139,984
Japan Prime Realty Investment Corp.	161	499,522
Japan Real Estate Investment Corp.	260	1,329,260
Japan Retail Fund Investment Corp.	516	798,262
JBG SMITH Properties	41,135	1,099,950
Jernigan Capital, Inc.	4,162	71,337
Kilroy Realty Corp.	38,365	1,993,445
Kimco Realty Corp.	74,324	836,888
Kite Realty Group Trust	13,539	156,782
Klepierre SA (C)	38,748	542,394
Lamar Advertising Company, Class A	31,621	2,092,362
Land Securities Group PLC	139,020	935,932
Lexington Realty Trust	43,068	450,061
Life Storage, Inc.	17,173	1,807,802
Link REIT	406,306	3,329,428
LTC Properties, Inc.	6,409	223,418
Mack-Cali Realty Corp.	14,327	180,807
Mapletree Commercial Trust	425,500	611,261
Mapletree Logistics Trust	526,700	793,351
Medical Properties Trust, Inc.	193,566	3,412,569
Mid-America Apartment Communities, Inc.	19,653	2,278,765
Mirvac Group	776,706	1,217,562
Monmouth Real Estate Investment Corp.	15,461	214,135
National Health Investors, Inc.	7,052	425,024
National Retail Properties, Inc.	63,520	2,192,075
National Storage Affiliates Trust	10,271	335,964
NETSTREIT Corp.	1,189	21,711
New Senior Investment Group, Inc.	14,948	59,792
NexPoint Residential Trust, Inc.	3,705	164,317
Nippon Building Fund, Inc.	251	1,420,655
Nippon Prologis REIT, Inc.	415	1,399,491
Nomura Real Estate Master Fund, Inc.	837	1,048,569
Office Properties Income Trust	7,884	163,356
Omega Healthcare Investors, Inc.	83,077	2,487,325
One Liberty Properties, Inc.	3,211	52,532
Orix JREIT, Inc.	517	795,463
Park Hotels & Resorts, Inc.	86,238	861,518
Pebblebrook Hotel Trust	69,414	869,757
Physicians Realty Trust	110,326	1,975,939
Piedmont Office Realty Trust, Inc., Class A	20,576	279,216
Plymouth Industrial REIT, Inc.	3,024	37,316
PotlatchDeltic Corp.	35,303	1,486,256
Preferred Apartment Communities, Inc., Class A	6,209	33,529
Prologis, Inc.	126,954	12,774,111
PS Business Parks, Inc.	10,623	1,300,149
Public Storage	26,134	5,820,564
QTS Realty Trust, Inc., Class A	10,015	631,145
Rayonier, Inc.	49,967	1,321,127
Realty Income Corp.	59,294	3,602,111
Regency Centers Corp.	27,110	1,030,722
Retail Opportunity Investments Corp.	19,483	202,915
Retail Properties of America, Inc., Class A	35,378	205,546
Retail Value, Inc.	3,074	38,640
Rexford Industrial Realty, Inc.	45,310	2,073,386
RLJ Lodging Trust	27,060	234,340
RPT Realty	14,078	76,584
Ryman Hospitality Properties, Inc.	8,345	307,096
Sabra Health Care REIT, Inc.	109,163	1,504,812
Safehold, Inc.	2,917	181,146

249

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Saul Centers, Inc.	2,094	$55,659
SBA Communications Corp.	19,236	6,126,281
Scentre Group	1,024,015	1,630,383
Segro PLC	235,359	2,828,435
Seritage Growth Properties, Class A (A)	5,949	80,014
Service Properties Trust	87,336	694,321
Simon Property Group, Inc.	52,567	3,400,034
SITE Centers Corp.	25,198	181,426
SL Green Realty Corp.	12,588	583,706
Spirit Realty Capital, Inc.	37,716	1,272,915
STAG Industrial, Inc.	24,668	752,127
Stockland	470,381	1,284,998
STORE Capital Corp.	83,491	2,290,158
Summit Hotel Properties, Inc.	17,680	91,582
Sunstone Hotel Investors, Inc.	35,458	281,537
Suntec Real Estate Investment Trust	387,700	415,693
Tanger Factory Outlet Centers, Inc.	15,570	93,887
Taubman Centers, Inc.	22,589	751,988
Terreno Realty Corp.	10,950	599,622
The British Land Company PLC	173,681	757,145
The GEO Group, Inc.	63,773	723,186
The GPT Group	384,517	1,081,722
The Macerich Company	65,153	442,389
UDR, Inc.	50,706	1,653,523
UMH Properties, Inc.	6,570	88,958
Unibail-Rodamco-Westfield (C)	27,267	1,005,601
United Urban Investment Corp.	584	649,850
Uniti Group, Inc.	32,117	338,353
Universal Health Realty Income Trust	2,190	124,808
Urban Edge Properties	59,243	575,842
Urstadt Biddle Properties, Inc., Class A	5,485	50,462
Ventas, Inc.	64,114	2,690,223
Vicinity Centres	759,462	758,402
Vornado Realty Trust	26,936	908,013
Washington Real Estate Investment Trust	13,623	274,231
Weingarten Realty Investors	44,076	747,529
Welltower, Inc.	71,712	3,950,614
Weyerhaeuser Company	128,243	3,657,490
Whitestone REIT	7,601	45,606
Xenia Hotels & Resorts, Inc.	19,305	169,498
		234,510,156
Real estate management and development – 0.6%
Aeon Mall Company, Ltd.	20,131	282,981
Aroundtown SA (A)	227,177	1,140,394
Azrieli Group, Ltd.	9,176	409,666
CapitaLand, Ltd.	505,884	1,011,446
CBRE Group, Inc., Class A (A)	57,616	2,706,224
City Developments, Ltd.	89,713	505,037
CK Asset Holdings, Ltd.	509,562	2,503,851
CTO Realty Growth, Inc.	1,087	47,937
Cushman & Wakefield PLC (A)(C)	18,111	190,347
Daito Trust Construction Company, Ltd.	12,911	1,144,493
Daiwa House Industry Company, Ltd.	111,766	2,866,498
Deutsche Wohnen SE	67,498	3,373,500
eXp World Holdings, Inc. (A)	4,103	165,515
Forestar Group, Inc. (A)	2,941	52,056
FRP Holdings, Inc. (A)	1,292	53,838
Hang Lung Properties, Ltd.	399,313	1,017,675
Henderson Land Development Company, Ltd.	285,709	1,060,872
Hongkong Land Holdings, Ltd.	230,234	857,767
Hulic Company, Ltd.	59,869	561,759
Jones Lang LaSalle, Inc. (C)	18,953	1,813,044
Kennedy-Wilson Holdings, Inc.	20,096	291,794
Kerry Properties, Ltd.	128,064	329,360
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
LEG Immobilien AG	13,631	$1,942,946
Lendlease Corp., Ltd.	130,494	1,042,447
Marcus & Millichap, Inc. (A)	3,909	107,576
Maui Land & Pineapple Company, Inc. (A)	1,927	20,850
Mitsubishi Estate Company, Ltd.	233,524	3,537,330
Mitsui Fudosan Company, Ltd.	183,526	3,193,659
New World Development Company, Ltd.	300,392	1,466,426
Newmark Group, Inc., Class A	24,318	105,054
Nomura Real Estate Holdings, Inc.	22,763	433,207
Pacific Century Premium Developments, Ltd. (A)	91,510	24,131
Rafael Holdings, Inc., Class B (A)	1,789	27,730
RE/MAX Holdings, Inc., Class A	3,100	101,463
Realogy Holdings Corp. (A)	18,943	178,822
Redfin Corp. (A)	16,039	800,827
Sino Land Company, Ltd.	623,722	730,195
Stratus Properties, Inc. (A)	1,062	22,897
Sumitomo Realty & Development Company, Ltd.	60,983	1,805,286
Sun Hung Kai Properties, Ltd.	257,314	3,315,882
Swire Pacific, Ltd., Class A	97,518	472,131
Swire Properties, Ltd.	229,887	609,105
Swiss Prime Site AG	15,029	1,364,928
Tejon Ranch Company (A)	3,899	55,171
The RMR Group, Inc., Class A	2,665	73,208
The St. Joe Company (A)	5,268	108,679
Tokyu Fudosan Holdings Corp.	120,281	519,579
UOL Group, Ltd.	91,970	451,910
Vonovia SE	101,728	6,973,751
Wharf Real Estate Investment Company, Ltd.	329,346	1,350,008
		53,221,252
		287,731,408
Utilities – 3.3%
Electric utilities – 1.8%
ALLETE, Inc.	27,588	1,427,403
Alliant Energy Corp. (C)	42,900	2,215,785
American Electric Power Company, Inc.	85,262	6,968,463
AusNet Services	369,588	498,919
Chubu Electric Power Company, Inc.	127,229	1,547,545
CK Infrastructure Holdings, Ltd.	130,843	614,021
CLP Holdings, Ltd.	324,834	3,033,057
Duke Energy Corp.	126,381	11,192,301
Edison International	64,996	3,304,397
EDP - Energias de Portugal SA	547,866	2,693,819
Electricite de France SA	122,477	1,293,780
Elia Group SA/NV	6,110	610,808
Endesa SA	62,728	1,677,848
Enel SpA	1,605,554	13,929,637
Entergy Corp.	34,405	3,389,925
Evergy, Inc.	38,979	1,980,913
Eversource Energy	58,886	4,919,925
Exelon Corp.	167,465	5,988,548
FirstEnergy Corp.	93,159	2,674,595
Fortum OYJ	87,548	1,770,059
Genie Energy, Ltd., B Shares	3,182	25,456
Hawaiian Electric Industries, Inc.	39,963	1,328,370
HK Electric Investments & HK Electric Investments, Ltd.	534,000	552,087
Iberdrola SA	1,172,968	14,437,575
IDACORP, Inc.	18,470	1,475,753
Kyushu Electric Power Company, Inc.	74,918	679,740
Mercury NZ, Ltd.	134,846	456,289
MGE Energy, Inc.	5,891	369,130

250

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
NextEra Energy, Inc.	84,144	$23,355,009
NRG Energy, Inc.	41,954	1,289,666
OGE Energy Corp.	73,268	2,197,307
Orsted A/S (B)	37,351	5,146,218
Otter Tail Corp.	6,828	246,969
Pinnacle West Capital Corp.	19,342	1,441,946
PNM Resources, Inc.	42,290	1,747,846
Portland General Electric Company	14,808	525,684
Power Assets Holdings, Ltd.	274,236	1,445,431
PPL Corp.	132,113	3,594,795
Red Electrica Corp. SA	85,551	1,604,538
SSE PLC	205,120	3,192,521
Terna Rete Elettrica Nazionale SpA	277,962	1,944,844
The Chugoku Electric Power Company, Inc. (C)	57,536	719,362
The Kansai Electric Power Company, Inc.	139,024	1,347,405
The Southern Company	181,492	9,840,496
Tohoku Electric Power Company, Inc.	84,365	845,514
Tokyo Electric Power Company Holdings, Inc. (A)	285,128	784,150
Verbund AG	13,442	734,098
Xcel Energy, Inc.	90,278	6,230,085
		159,290,032
Gas utilities – 0.3%
APA Group	233,169	1,733,303
Atmos Energy Corp.	21,198	2,026,317
Brookfield Infrastructure Corp., Class A	5,306	293,899
Chesapeake Utilities Corp.	2,701	227,694
Enagas SA	49,199	1,135,175
Hong Kong & China Gas Company, Ltd.	2,108,593	3,061,757
National Fuel Gas Company	33,292	1,351,322
Naturgy Energy Group SA	58,301	1,169,207
New Jersey Resources Corp. (C)	50,782	1,372,130
Northwest Natural Holding Company	5,141	233,350
ONE Gas, Inc.	27,938	1,928,001
Osaka Gas Company, Ltd.	73,975	1,440,225
RGC Resources, Inc.	1,309	30,696
Snam SpA	402,147	2,068,149
South Jersey Industries, Inc. (C)	15,680	302,154
Southwest Gas Holdings, Inc.	29,645	1,870,600
Spire, Inc.	27,057	1,439,432
Toho Gas Company, Ltd. (C)	14,584	721,628
Tokyo Gas Company, Ltd.	74,296	1,695,471
UGI Corp.	76,251	2,514,758
		26,615,268
Independent power and renewable electricity producers – 0.1%
Atlantic Power Corp. (A)	19,833	38,873
Brookfield Renewable Corp., Class A	10,946	641,436
Clearway Energy, Inc., Class C	18,497	498,679
Electric Power Development Company, Ltd.	26,948	415,652
Meridian Energy, Ltd.	253,003	832,095
Ormat Technologies, Inc. (C)	6,571	388,412
Sunnova Energy International, Inc. (A)	8,588	261,161
The AES Corp.	114,300	2,069,973
Uniper SE	39,742	1,282,836
		6,429,117
Multi-utilities – 0.9%
AGL Energy, Ltd.	123,803	1,208,853
Ameren Corp.	42,460	3,357,737
Avista Corp.	11,123	379,517
Black Hills Corp.	33,302	1,781,324
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	93,625	$1,811,644
CMS Energy Corp.	49,196	3,021,126
Consolidated Edison, Inc.	57,482	4,472,100
Dominion Energy, Inc.	144,374	11,395,440
DTE Energy Company	33,106	3,808,514
E.ON SE (C)	443,210	4,885,241
Engie SA (A)	360,513	4,817,718
MDU Resources Group, Inc.	73,396	1,651,410
National Grid PLC	692,924	7,959,023
NiSource, Inc.	65,821	1,448,062
NorthWestern Corp.	26,861	1,306,519
Public Service Enterprise Group, Inc.	86,912	4,772,338
RWE AG	126,786	4,748,053
Sempra Energy	49,708	5,883,439
Suez SA	68,153	1,259,265
Unitil Corp.	2,610	100,850
Veolia Environnement SA	106,341	2,294,421
WEC Energy Group, Inc.	54,206	5,252,561
		77,615,155
Water utilities – 0.2%
American States Water Company	6,056	453,897
American Water Works Company, Inc.	31,139	4,511,418
Artesian Resources Corp., Class A	1,845	63,597
Cadiz, Inc. (A)	1,963	19,493
California Water Service Group	8,073	350,772
Consolidated Water Company, Ltd.	3,476	36,185
Essential Utilities, Inc.	81,657	3,286,694
Global Water Resources, Inc.	3,129	33,731
Middlesex Water Company	2,892	179,738
Pure Cycle Corp. (A)	4,494	40,491
Severn Trent PLC	47,030	1,480,726
SJW Group	4,384	266,810
The York Water Company	2,377	100,476
United Utilities Group PLC	134,672	1,487,637
		12,311,665
		282,261,237
TOTAL COMMON STOCKS (Cost $5,010,494,526)		$8,392,305,151
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	11,240	614,292
Porsche Automobil Holding SE	30,167	1,794,694
Volkswagen AG	36,603	5,889,829
		8,298,815
Consumer staples – 0.1%
Household products – 0.1%
Henkel AG & Company KGaA	35,191	3,680,502
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	7,022	2,878,136
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE (C)	13,744	698,823
TOTAL PREFERRED SECURITIES (Cost $12,361,202)		$15,556,276
RIGHTS – 0.0%
Liberty Latin America, Ltd. (Expiration Date: 9-25-20; Strike Price: $7.14) (A)	7,272	7,272
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	54,671	42,638
TOTAL RIGHTS (Cost $16,278)		$49,910

251

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	917	$2,247
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	458	1,076
TOTAL WARRANTS (Cost $15,655)		$3,323
SHORT-TERM INVESTMENTS – 3.7%
U.S. Government Agency – 1.9%
Federal Home Loan Bank Discount Note
0.085%, 10/16/2020 *	$45,900,000	45,898,853
0.100%, 11/04/2020 *	26,600,000	26,598,241
0.100%, 11/06/2020 *	40,000,000	39,997,200
0.105%, 11/27/2020 *	50,000,000	49,994,459
		162,488,753
Short-term funds – 1.5%
John Hancock Collateral Trust, 0.2185% (F)(G)	12,807,712	128,203,912
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $27,855,000 on 10-1-20, collateralized by $25,991,800 U.S. Treasury Inflation Indexed Notes, 0.500% due 4-15-24 (valued at $28,412,326)	$27,855,000	27,855,000
TOTAL SHORT-TERM INVESTMENTS (Cost $318,550,883)		$318,547,665
Total Investments (Strategic Equity Allocation Trust) (Cost $5,341,438,544) – 100.8%		$8,726,462,325
Other assets and liabilities, net – (0.8%)		(70,118,599)
TOTAL NET ASSETS – 100.0%		$8,656,343,726
Strategic Equity Allocation Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $122,647,978.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	790	Long	Dec 2020	$74,561,010	$73,201,400	$(1,359,610)
Russell 2000 E-Mini Index Futures	116	Long	Dec 2020	8,724,199	8,725,520	1,321
S&P 500 Index E-Mini Futures	877	Long	Dec 2020	146,027,694	147,390,813	1,363,119
S&P Mid 400 Index E-Mini Futures	85	Long	Dec 2020	15,723,063	15,775,150	52,087
						$56,917
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Strategic Income Opportunities Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.3%
U.S. Government – 8.3%
U.S. Treasury Bonds
2.000%, 02/15/2050	$800,000	$904,875
2.750%, 11/15/2042	4,205,000	5,384,207
3.000%, 02/15/2049	6,200,000	8,475,109
3.125%, 02/15/2043	902,600	1,222,988
4.375%, 02/15/2038	3,920,000	6,031,288
U.S. Treasury Inflation Protected Securities 0.125%, 01/15/2030	2,215,158	2,446,250
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.250%, 06/30/2025	$1,075,000	$1,074,328
1.125%, 02/28/2022	560,000	567,744
2.000%, 11/15/2026	2,215,000	2,430,963
2.375%, 02/29/2024 to 05/15/2029	4,750,000	5,384,092
2.625%, 02/15/2029	1,910,000	2,230,522
		36,152,366
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $29,804,033)		$36,152,366

252

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 18.4%
Australia – 0.4%
Commonwealth of Australia 0.250%, 11/21/2024	AUD	1,615,000	$1,156,465
New South Wales Treasury Corp. 1.000%, 02/08/2024		660,000	483,473
			1,639,938
Austria – 0.3%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	1,105,000	1,398,143
Canada – 2.3%
Canada Housing Trust No. 1
0.950%, 06/15/2025 (A)	CAD	1,125,000	860,848
1.950%, 12/15/2025 (A)		2,660,000	2,134,353
Export Development Canada 2.400%, 06/07/2021	AUD	430,000	312,534
Government of Canada 1.500%, 09/01/2024	CAD	3,110,000	2,445,982
Province of Ontario
2.900%, 06/02/2028		1,185,000	1,008,534
3.450%, 06/02/2045		1,060,000	1,013,303
Province of Quebec
0.200%, 04/07/2025	EUR	875,000	1,049,448
1.500%, 12/15/2023	GBP	497,000	664,034
3.000%, 09/01/2023	CAD	650,000	524,657
			10,013,693
China – 0.2%
People's Republic of China 1.990%, 04/09/2025	CNY	4,850,000	681,751
Colombia – 0.4%
Republic of Colombia 4.000%, 02/26/2024		$1,480,000	1,578,050
Greece – 0.5%
Republic of Greece
1.500%, 06/18/2030 (A)	EUR	1,020,000	1,247,960
2.000%, 04/22/2027 (A)		779,000	989,261
			2,237,221
India – 0.1%
Republic of India 6.450%, 10/07/2029	INR	33,000,000	454,575
Indonesia – 3.0%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	1,056,673
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	908,309
2.625%, 06/14/2023 (A)		850,000	1,050,041
3.850%, 10/15/2030		$660,000	747,344
6.125%, 05/15/2028	IDR	4,075,000,000	262,638
6.500%, 06/15/2025		33,948,000,000	2,347,686
6.625%, 05/15/2033		6,431,000,000	410,840
7.000%, 09/15/2030		23,300,000,000	1,570,871
7.500%, 08/15/2032 to 05/15/2038		11,864,000,000	796,948
8.125%, 05/15/2024		3,514,000,000	255,048
8.250%, 05/15/2029		4,891,000,000	357,884
8.375%, 03/15/2024 to 09/15/2026		23,452,000,000	1,731,842
8.750%, 05/15/2031		17,423,000,000	1,302,319
9.000%, 03/15/2029		6,709,000,000	506,272
			13,304,715
Ireland – 0.4%
Republic of Ireland 3.400%, 03/18/2024	EUR	1,377,000	1,838,328
Italy – 0.8%
Republic of Italy
1.850%, 07/01/2025 (A)		1,710,000	2,154,253
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy (continued)
4.750%, 08/01/2023 (A)	EUR	875,000	$1,165,447
			3,319,700
Japan – 1.1%
Government of Japan 0.100%, 06/20/2025	JPY	487,900,000	4,671,959
Malaysia – 1.5%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	501,837
3.828%, 07/05/2034		1,965,000	511,911
3.844%, 04/15/2033		4,313,000	1,117,429
3.882%, 03/14/2025		2,835,000	729,809
3.899%, 11/16/2027		3,370,000	884,072
4.059%, 09/30/2024		3,895,000	1,004,708
4.160%, 07/15/2021		7,083,000	1,736,351
			6,486,117
Mexico – 0.2%
Government of Mexico 7.750%, 05/29/2031	MXN	20,710,000	1,055,932
Norway – 1.1%
Kingdom of Norway
2.000%, 05/24/2023 (A)	NOK	17,125,000	1,923,770
3.750%, 05/25/2021 (A)		24,530,000	2,693,623
			4,617,393
Philippines – 0.6%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,709,113
6.250%, 01/14/2036	PHP	43,000,000	1,147,793
			2,856,906
Portugal – 1.8%
Republic of Portugal
0.475%, 10/18/2030 (A)	EUR	2,270,000	2,714,717
0.700%, 10/15/2027 (A)		435,000	535,477
3.850%, 04/15/2021 (A)		1,915,000	2,299,003
5.125%, 10/15/2024 (A)		$1,905,000	2,231,009
			7,780,206
Qatar – 0.4%
State of Qatar
4.000%, 03/14/2029 (A)		875,000	1,022,630
4.817%, 03/14/2049 (A)		395,000	531,848
			1,554,478
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 2.900%, 10/22/2025 (A)		520,000	555,362
Singapore – 1.0%
Republic of Singapore
1.750%, 04/01/2022	SGD	2,585,000	1,937,455
1.875%, 03/01/2050		2,311,000	1,964,092
2.375%, 06/01/2025		650,000	513,991
			4,415,538
Spain – 0.5%
Kingdom of Spain
0.250%, 07/30/2024 (A)	EUR	875,000	1,049,730
0.800%, 07/30/2027 (A)		865,000	1,072,414
			2,122,144
Sweden – 0.5%
Kingdom of Sweden 0.125%, 04/24/2023 (A)		1,880,000	2,242,537
United Arab Emirates – 0.8%
Government of Abu Dhabi
0.750%, 09/02/2023 (A)		$560,000	559,300

253

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates (continued)
Government of Abu Dhabi (continued)
1.700%, 03/02/2031 (A)		$925,000	$915,023
2.500%, 04/16/2025 (A)		740,000	785,110
3.125%, 04/16/2030 (A)		730,000	816,052
3.875%, 04/16/2050 (A)		475,000	579,500
			3,654,985
United Kingdom – 0.4%
Government of United Kingdom
0.500%, 07/22/2022	GBP	920,000	1,198,478
3.750%, 09/07/2021		530,000	707,878
			1,906,356
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $79,621,613)			$80,386,027
CORPORATE BONDS – 56.9%
Communication services – 9.6%
Alphabet, Inc. 1.100%, 08/15/2030		$765,000	757,429
Altice Financing SA 7.500%, 05/15/2026 (A)		1,785,000	1,889,476
Altice France SA 7.375%, 05/01/2026 (A)		535,000	560,627
ANGI Group LLC 3.875%, 08/15/2028 (A)		660,000	653,400
CCO Holdings LLC
4.500%, 08/15/2030 (A)		820,000	861,037
4.750%, 03/01/2030 (A)		1,115,000	1,180,506
5.125%, 05/01/2027 (A)		1,845,000	1,941,346
5.750%, 02/15/2026 (A)		405,000	421,200
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	598,408
Charter Communications Operating LLC
5.125%, 07/01/2049		$1,790,000	2,071,234
5.750%, 04/01/2048		790,000	976,973
CSC Holdings LLC
4.625%, 12/01/2030 (A)		710,000	713,358
5.375%, 02/01/2028 (A)		1,135,000	1,198,844
5.500%, 05/15/2026 to 04/15/2027 (A)		1,925,000	2,020,522
5.750%, 01/15/2030 (A)		2,120,000	2,252,945
5.875%, 09/15/2022		770,000	814,275
7.500%, 04/01/2028 (A)		1,130,000	1,248,345
DISH DBS Corp. 5.875%, 07/15/2022		1,260,000	1,310,400
GCI LLC 6.625%, 06/15/2024 (A)		1,665,000	1,785,879
LCPR Senior Secured Financing DAC 6.750%, 10/15/2027 (A)		1,395,000	1,457,775
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		381,000	374,333
6.375%, 02/01/2024 (A)		1,335,000	1,321,650
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (A)		710,000	664,958
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	713,150
Netflix, Inc.
3.625%, 06/15/2025 (A)		1,150,000	1,201,319
5.375%, 11/15/2029 (A)		1,110,000	1,308,302
Radiate Holdco LLC 4.500%, 09/15/2026 (A)		1,155,000	1,154,757
Sirius XM Radio, Inc. 5.375%, 07/15/2026 (A)		565,000	587,996
T-Mobile USA, Inc.
3.750%, 04/15/2027 (A)		625,000	699,713
4.500%, 02/01/2026		710,000	731,584
6.500%, 01/15/2026		795,000	830,775
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
TripAdvisor, Inc. 7.000%, 07/15/2025 (A)		$795,000	$828,788
Twitter, Inc. 3.875%, 12/15/2027 (A)		201,000	209,844
Verizon Communications, Inc.
1.500%, 09/18/2030		550,000	547,699
4.329%, 09/21/2028		770,000	931,532
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	716,400
Virgin Media Secured Finance PLC 4.500%, 08/15/2030 (A)		210,000	215,762
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	856,717
4.250%, 01/31/2031 (A)		$1,675,000	1,706,406
WMG Acquisition Corp. 5.500%, 04/15/2026 (A)		1,585,000	1,644,438
			41,960,102
Consumer discretionary – 6.5%
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	499,436
Duke University 2.682%, 10/01/2044		$822,000	854,745
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)		820,000	828,200
Expedia Group, Inc.
3.800%, 02/15/2028		1,335,000	1,343,661
5.000%, 02/15/2026		387,000	413,249
6.250%, 05/01/2025 (A)		650,000	716,274
Ford Motor Company 8.500%, 04/21/2023		910,000	991,900
Ford Motor Credit Company LLC
2.979%, 08/03/2022		415,000	409,497
3.087%, 01/09/2023		280,000	274,369
3.350%, 11/01/2022		685,000	674,725
3.370%, 11/17/2023		780,000	768,300
3.813%, 10/12/2021		310,000	310,775
4.250%, 09/20/2022		200,000	201,732
General Motors Company 6.125%, 10/01/2025		645,000	749,117
Graham Holdings Company 5.750%, 06/01/2026 (A)		865,000	910,413
Hilton Worldwide Finance LLC 4.625%, 04/01/2025		710,000	713,550
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)		795,000	815,114
5.250%, 06/01/2026 (A)		1,661,000	1,725,779
Lennar Corp.
4.500%, 04/30/2024		375,000	402,188
4.750%, 11/29/2027		1,905,000	2,175,034
5.875%, 11/15/2024		285,000	318,488
New Red Finance, Inc.
3.875%, 01/15/2028 (A)		1,425,000	1,451,790
4.000%, 10/15/2030 (A)		1,609,000	1,621,405
4.250%, 05/15/2024 (A)		1,470,000	1,497,122
5.000%, 10/15/2025 (A)		1,685,000	1,727,732
5.750%, 04/15/2025 (A)		620,000	661,850
Nissan Motor Company, Ltd. 3.043%, 09/15/2023 (A)		585,000	592,979
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)		660,000	640,200
Yum! Brands, Inc.
3.625%, 03/15/2031		1,710,000	1,710,000

254

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. (continued)
4.750%, 01/15/2030 (A)		$2,173,000	$2,341,408
			28,341,032
Consumer staples – 2.9%
Diageo Finance PLC 1.875%, 03/27/2027	EUR	147,000	191,603
JBS Investments II GmbH 7.000%, 01/15/2026 (A)		$960,000	1,024,800
Kraft Heinz Foods Company
3.000%, 06/01/2026		1,750,000	1,801,907
3.750%, 04/01/2030 (A)		390,000	411,695
3.875%, 05/15/2027 (A)		270,000	287,604
3.950%, 07/15/2025		334,000	362,681
4.250%, 03/01/2031 (A)		1,759,000	1,928,568
Molson Coors Beverage Company 1.250%, 07/15/2024	EUR	465,000	548,537
Natura Cosmeticos SA 5.375%, 02/01/2023 (A)		$210,000	213,885
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	217,407
Post Holdings, Inc.
5.000%, 08/15/2026 (A)		1,795,000	1,839,875
5.500%, 12/15/2029 (A)		285,000	304,950
5.625%, 01/15/2028 (A)		1,255,000	1,329,127
5.750%, 03/01/2027 (A)		2,120,000	2,228,650
			12,691,289
Energy – 5.2%
Aker BP ASA
2.875%, 01/15/2026 (A)		170,000	168,319
3.750%, 01/15/2030 (A)		985,000	954,657
4.750%, 06/15/2024 (A)		700,000	718,745
5.875%, 03/31/2025 (A)		155,000	161,168
Enbridge, Inc.
3.125%, 11/15/2029		430,000	456,885
4.250%, 12/01/2026		1,141,000	1,308,383
Enterprise Products Operating LLC 3.125%, 07/31/2029		1,510,000	1,644,615
EOG Resources, Inc. 4.375%, 04/15/2030		570,000	671,201
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/2024 (A)(B)		1,025,000	915,042
Kinder Morgan, Inc. 4.300%, 06/01/2025		450,000	506,310
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		1,100,000	1,051,652
Pertamina Persero PT
3.650%, 07/30/2029 (A)		295,000	316,501
4.300%, 05/20/2023 (A)		805,000	861,824
Petrobras Global Finance BV
5.093%, 01/15/2030		2,885,000	3,031,702
5.750%, 02/01/2029		720,000	794,520
5.999%, 01/27/2028 (B)		255,000	283,305
6.900%, 03/19/2049		1,110,000	1,234,431
Petroleos del Peru SA 5.625%, 06/19/2047 (A)		697,000	801,550
Saudi Arabian Oil Company
3.500%, 04/16/2029 (A)		985,000	1,084,030
4.250%, 04/16/2039 (A)		740,000	849,186
4.375%, 04/16/2049 (A)		475,000	571,055
Suncor Energy, Inc. 3.100%, 05/15/2025		448,000	481,171
The Williams Companies, Inc.
3.750%, 06/15/2027		330,000	361,955
4.500%, 11/15/2023		585,000	640,514
4.550%, 06/24/2024		985,000	1,091,389
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028		$445,000	$514,171
Valero Energy Corp.
2.850%, 04/15/2025		610,000	638,962
3.400%, 09/15/2026 (B)		470,000	504,933
			22,618,176
Financials – 13.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,427,400
Asian Development Bank 5.000%, 03/09/2022	AUD	940,000	718,645
Banco Actinver SA
4.800%, 12/18/2032 (A)		$215,000	156,413
9.500%, 12/18/2032 (A)	MXN	12,100,000	404,948
Bank of America Corp. 6.110%, 01/29/2037		$1,015,000	1,432,021
Bank of America Corp. (0.981% to 9-25-24, then SOFR + 0.910%) 09/25/2025		610,000	609,852
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026		1,280,000	1,287,712
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030		475,000	512,706
Bank of America NA 6.000%, 10/15/2036		254,000	364,478
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	884,308
Berkshire Hathaway, Inc. 0.000%, 03/12/2025	EUR	975,000	1,140,304
BNG Bank NV 0.250%, 06/07/2024		825,000	992,570
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	1,029,278
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) 06/15/2022 (C)		$185,000	148,751
Citigroup, Inc. 4.125%, 07/25/2028		670,000	770,180
Citigroup, Inc. (1.678% to 5-15-23, then SOFR + 1.667%) 05/15/2024		970,000	993,619
Citigroup, Inc. (3 month BBSW + 1.550%) 1.650%, 05/04/2021 (D)	AUD	1,487,000	1,070,840
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) 0.000%, 03/21/2023 (D)	EUR	920,000	1,080,180
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (A)(C)		$200,000	221,000
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	895,737
3.865%, 05/25/2027		1,000,000,000	929,454
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) 10/30/2025 (C)		$1,800,000	1,552,500
European Financial Stability Facility
0.125%, 10/17/2023	EUR	1,315,000	1,574,865
1.875%, 05/23/2023		380,000	475,349
European Investment Bank 1.500%, 05/12/2022	NOK	9,790,000	1,069,311
European Investment Bank (SONIA + 0.350%) 0.403%, 06/29/2023 (D)	GBP	550,000	712,801

255

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
First Horizon Bank 5.750%, 05/01/2030		$1,000,000	$1,129,015
GE Capital Funding LLC 4.400%, 05/15/2030 (A)		780,000	838,422
International Bank for Reconstruction & Development
1.900%, 01/16/2025	CAD	1,390,000	1,100,768
2.800%, 01/13/2021	AUD	1,185,000	854,926
3.375%, 01/25/2022	NZD	1,327,000	913,786
3.500%, 01/22/2021		1,130,000	754,599
4.625%, 10/06/2021		1,310,000	904,580
7.450%, 08/20/2021	IDR	6,855,000,000	467,596
International Finance Corp. 0.375%, 09/10/2025	NZD	1,240,000	816,647
JPMorgan Chase & Co. (2.005% to 3-13-25, then SOFR + 1.585%) 03/13/2026		$765,000	794,267
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026		1,965,000	2,052,318
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031		810,000	865,817
KfW 2.125%, 08/15/2023	EUR	1,745,000	2,208,442
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) 09/27/2025 (C)		$1,194,000	1,271,610
MSCI, Inc.
3.625%, 09/01/2030 (A)		350,000	359,023
3.875%, 02/15/2031 (A)		685,000	713,907
4.000%, 11/15/2029 (A)		425,000	446,250
4.750%, 08/01/2026 (A)		275,000	285,313
National Bank of Canada 2.150%, 10/07/2022 (A)		690,000	711,494
Nationstar Mortgage Holdings, Inc. 6.000%, 01/15/2027 (A)		1,220,000	1,243,619
Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (C)		880,000	895,400
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 0.560%, 06/21/2023 (D)	NOK	7,000,000	752,600
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 0.610%, 06/19/2024 (D)		12,000,000	1,291,278
Nordic Investment Bank 1.500%, 01/24/2022		5,000,000	544,212
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,714,375
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) 09/29/2025 (A)(C)		660,000	736,725
Stifel Financial Corp. 4.000%, 05/15/2030		795,000	878,757
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,690,000	1,729,211
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%) 12/15/2025		$1,500,000	1,496,475
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,184,984
2.000%, 11/01/2028		208,000	270,380
3.375%, 03/27/2025		187,000	247,841
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp 0.850%, 06/07/2024	EUR	3,025,000	$3,644,551
U.S. Bank NA 2.800%, 01/27/2025		$544,000	590,942
Wells Fargo & Company 3.250%, 04/27/2022	AUD	1,120,000	832,068
Wells Fargo & Company (3 month BBSW + 1.320%) 1.422%, 07/27/2021 (D)		935,000	673,479
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) 06/15/2023 (C)		$34,000	32,725
			59,703,624
Health care – 5.6%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	610,049
2.625%, 11/15/2028		300,000	375,499
Ascension Health 2.532%, 11/15/2029		$400,000	433,433
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)		1,595,000	1,549,144
5.250%, 01/30/2030 (A)		2,615,000	2,576,455
5.500%, 11/01/2025 (A)		480,000	491,400
5.875%, 05/15/2023 (A)		59,000	58,705
6.125%, 04/15/2025 (A)		245,000	250,819
6.250%, 02/15/2029 (A)		980,000	1,007,989
9.000%, 12/15/2025 (A)		510,000	554,778
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026	EUR	745,000	895,823
Centene Corp.
3.000%, 10/15/2030		$1,005,000	1,023,844
3.375%, 02/15/2030		1,045,000	1,084,188
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,895,334
HCA, Inc.
3.500%, 09/01/2030		$3,893,000	3,963,888
4.125%, 06/15/2029		1,515,000	1,711,803
5.375%, 02/01/2025		1,725,000	1,888,875
Rede D'or Finance Sarl 4.500%, 01/22/2030 (A)		700,000	663,250
Select Medical Corp. 6.250%, 08/15/2026 (A)		1,785,000	1,856,400
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	768,570
0.750%, 09/12/2024		282,000	339,395
1.400%, 01/23/2026		468,000	583,032
			24,582,673
Industrials – 4.7%
Adani Ports & Special Economic Zone, Ltd.
3.950%, 01/19/2022 (A)		$496,000	505,919
4.200%, 08/04/2027 (A)		370,000	371,243
AECOM
5.125%, 03/15/2027		1,005,000	1,085,521
5.875%, 10/15/2024		1,140,000	1,233,930
Airbus SE 1.625%, 06/09/2030	EUR	255,000	306,557
American Airlines Group, Inc. 5.000%, 06/01/2022 (A)		$810,000	550,800
BOC Aviation, Ltd. 2.750%, 09/18/2022 (A)		990,000	1,008,651
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) 1.301%, 05/02/2021 (A)(B)(D)		285,000	284,236

256

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Cimpress PLC 7.000%, 06/15/2026 (A)		$975,000	$923,813
CoStar Group, Inc. 2.800%, 07/15/2030 (A)		555,000	574,686
CSN Islands XI Corp. 6.750%, 01/28/2028 (A)		800,000	768,160
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		540,000	485,009
Delta Air Lines 2020-1 Class AA Pass Through Trust 2.000%, 06/10/2028		550,000	531,401
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	480,600
3.400%, 04/19/2021		620,000	617,615
4.500%, 10/20/2025 (A)		320,000	328,400
4.750%, 10/20/2028 (A)		1,225,000	1,270,938
7.000%, 05/01/2025 (A)		1,160,000	1,273,471
HC2 Holdings, Inc. 11.500%, 12/01/2021 (A)		506,000	481,965
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	647,497
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	9,120,000,000	596,012
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	280,938
JSL Europe SA 7.750%, 07/26/2024 (A)		$360,000	371,700
Owens Corning 3.950%, 08/15/2029		530,000	600,348
The Boeing Company
5.040%, 05/01/2027		1,035,000	1,136,239
5.150%, 05/01/2030		1,010,000	1,131,448
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		1,320,000	1,405,800
United Rentals North America, Inc.
4.000%, 07/15/2030		705,000	720,863
4.875%, 01/15/2028		575,000	603,750
			20,577,510
Information technology – 1.9%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	1,060,315
Broadcom Corp. 3.875%, 01/15/2027		$365,000	404,735
Broadcom, Inc.
4.150%, 11/15/2030		990,000	1,111,459
4.750%, 04/15/2029		1,122,000	1,303,035
Camelot Finance SA 4.500%, 11/01/2026 (A)		385,000	393,663
Dell International LLC 8.350%, 07/15/2046 (A)		728,000	965,058
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	510,199
1.500%, 05/21/2027		820,000	1,022,123
Fiserv, Inc. 1.125%, 07/01/2027		290,000	352,733
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)		$1,305,000	1,386,850
			8,510,170
Materials – 2.5%
Ball Corp.
2.875%, 08/15/2030		520,000	514,150
4.000%, 11/15/2023		1,345,000	1,427,718
4.875%, 03/15/2026		1,120,000	1,248,800
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ball Corp. (continued)
5.250%, 07/01/2025		$1,460,000	$1,652,611
Berry Global, Inc. 5.625%, 07/15/2027 (A)		675,000	707,906
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (A)		135,000	129,938
Crown Americas LLC
4.250%, 09/30/2026		100,000	103,750
4.500%, 01/15/2023		797,000	826,888
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		1,021,000	1,213,846
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	399,380
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		$1,090,000	1,199,000
Reynolds Group Issuer, Inc. 4.000%, 10/15/2027 (A)		1,100,000	1,107,095
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		415,000	466,360
			10,997,442
Real estate – 1.6%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	313,386
1.950%, 05/22/2026		305,000	387,424
Crown Castle International Corp.
2.250%, 01/15/2031		$215,000	216,584
3.800%, 02/15/2028		655,000	741,642
Equinix, Inc.
1.000%, 09/15/2025		605,000	599,333
2.150%, 07/15/2030		771,000	780,507
3.200%, 11/18/2029		555,000	611,441
SBA Communications Corp.
3.875%, 02/15/2027 (A)		2,090,000	2,121,350
4.875%, 09/01/2024		87,000	89,166
VICI Properties LP
4.125%, 08/15/2030 (A)		795,000	783,075
4.625%, 12/01/2029 (A)		385,000	393,252
			7,037,160
Utilities – 2.8%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	492,867
DPL, Inc. 4.125%, 07/01/2025 (A)		1,330,000	1,391,779
E.ON SE 0.375%, 09/29/2027	EUR	315,000	374,954
EDP Finance BV 0.375%, 09/16/2026		130,000	153,318
Engie SA 0.375%, 06/21/2027		300,000	357,212
Greenko Dutch BV 5.250%, 07/24/2024 (A)		$975,000	989,352
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	434,977
Israel Electric Corp., Ltd.
5.000%, 11/12/2024 (A)		625,000	703,125
6.875%, 06/21/2023 (A)		390,000	446,239
NRG Energy, Inc.
5.250%, 06/15/2029 (A)		905,000	984,188
6.625%, 01/15/2027		1,880,000	1,988,100
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,551,600
Southern Gas Networks PLC 4.875%, 12/21/2020	GBP	80,000	104,144

257

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Vistra Operations Company LLC
3.550%, 07/15/2024 (A)		$1,050,000	$1,118,373
5.000%, 07/31/2027 (A)		305,000	320,326
5.625%, 02/15/2027 (A)		663,000	699,598
			12,110,152
TOTAL CORPORATE BONDS (Cost $242,449,696)			$249,129,330
CONVERTIBLE BONDS – 1.8%
Communication services – 0.9%
DISH Network Corp. 3.375%, 08/15/2026		430,000	394,739
GCI Liberty, Inc. 1.750%, 09/30/2046 (A)		925,000	1,584,988
Liberty Broadband Corp. 2.750%, 09/30/2050 (A)		420,000	451,806
Match Group Financeco 2, Inc. 0.875%, 06/15/2026 (A)		905,000	1,292,128
			3,723,661
Consumer discretionary – 0.3%
Sony Corp. 0.000%, 09/30/2022	JPY	84,000,000	1,278,789
Industrials – 0.2%
American Airlines Group, Inc. 6.500%, 07/01/2025		$905,000	834,297
Information technology – 0.2%
Avaya Holdings Corp. 2.250%, 06/15/2023		1,055,000	990,645
Utilities – 0.2%
NRG Energy, Inc. 2.750%, 06/01/2048		1,020,000	1,056,451
TOTAL CONVERTIBLE BONDS (Cost $6,690,103)			$7,883,843
CAPITAL PREFERRED SECURITIES – 1.4%
Financials – 1.4%
First Maryland Capital I (3 month LIBOR + 1.000%) 1.275%, 01/15/2027 (D)		1,046,000	970,121
First Maryland Capital II (3 month LIBOR + 0.850%) 1.101%, 02/01/2027 (D)		1,220,000	1,121,376
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 11/02/2020 (C)(D)		2,081,000	1,948,877
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) 5.570%, 11/02/2020 (C)(D)		1,942,000	1,940,951
			5,981,325
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,793,773)			$5,981,325
MUNICIPAL BONDS – 0.3%
Scottsdale Municipal Property Corp. (Arizona) 2.900%, 07/01/2039		210,000	219,494
State of Hawaii 1.295%, 08/01/2029		840,000	836,388
West Contra Costa Unified School District (California) 2.392%, 08/01/2029		215,000	220,440
TOTAL MUNICIPAL BONDS (Cost $1,266,575)			$1,276,322
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) – 0.0%
Consumer discretionary – 0.0%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%) 8.500%, 09/02/2024	$32,052	$27,152
American Tire Distributors, Inc., Exit FILO Term Loan (3 month LIBOR + 6.000%) 7.000%, 09/01/2023	48,807	47,831
		74,983
TOTAL TERM LOANS (Cost $84,089)		$74,983
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.3%
Commercial and residential – 2.2%
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.805%, 01/25/2049 (A)(F)	816,259	842,126
Series 2019-2, Class A1, 3.347%, 04/25/2049 (A)(F)	1,194,826	1,228,935
Series 2019-3, Class A1, 2.962%, 10/25/2048 (A)(F)	683,983	702,067
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month LIBOR + 1.951%), 2.103%, 03/15/2037 (A)(D)	1,040,000	1,021,875
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.072%, 10/15/2036 (A)(D)	1,623,299	1,622,812
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%), 0.952%, 12/15/2036 (A)(D)	689,369	688,538
CSMC Trust Series 2019-NQM1, Class A1 2.656%, 10/25/2059 (A)	549,399	561,841
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) 1.040%, 05/15/2035 (A)(D)	863,169	852,336
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%), 0.496%, 06/20/2035 (D)	219,623	214,998
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	5,159,308	79,587
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	5,519,281	73,198
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	5,017,419	70,872
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.471%, 11/25/2034 (F)	113,649	123,741
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, 09/15/2054 (A)	1,175,000	1,249,443
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%), 0.528%, 01/25/2045 (D)	166,362	159,299
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 0.988%, 07/25/2045 (D)	210,298	203,886
		9,695,554

258

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 0.1%
Federal Home Loan Mortgage Corp. Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) 0.898%, 03/25/2030 (D)	$210,854	$210,604
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,507,796)		$9,906,158
ASSET BACKED SECURITIES – 2.7%
AMSR Trust Series 2019-SFR1, Class A 2.774%, 01/19/2039 (A)	1,665,000	1,760,502
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) 0.388%, 07/25/2036 (A)(D)	221,213	220,176
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (A)	507,000	522,124
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (A)	891,000	918,345
Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	480,150	509,367
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.040%, 07/15/2024	295,000	305,656
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	868,800	922,005
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) 1.495%, 07/25/2047 (A)(D)	1,171,863	1,172,261
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (A)	554,355	575,404
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) 0.518%, 10/25/2035 (D)	104,709	103,035
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) 1.601%, 07/17/2037 (A)(D)	590,000	582,472
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	406,550	417,915
Jack In The Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	590,538	617,561
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (A)(F)	1,360,851	1,450,089
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	342,816	355,156
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,509,300	1,625,546
TOTAL ASSET BACKED SECURITIES (Cost $11,534,796)		$12,057,614
COMMON STOCKS – 1.8%
Communication services – 0.0%
Vertis Holdings, Inc. (G)(H)	8,371	0
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 0.7%
Citigroup, Inc.	9,130	$393,594
Deutsche Bank AG (H)	138,650	1,164,660
JPMorgan Chase & Co.	6,566	632,109
U.S. Bancorp	23,237	833,046
		3,023,409
Industrials – 0.6%
Delta Air Lines, Inc.	19,739	603,619
HC2 Holdings, Inc. (B)(H)	88,710	214,678
The Boeing Company	9,863	1,629,959
		2,448,256
Real estate – 0.1%
Americold Realty Trust	13,451	480,873
Utilities – 0.4%
Dominion Energy, Inc.	18,000	1,831,680
TOTAL COMMON STOCKS (Cost $10,205,390)		$7,784,218
PREFERRED SECURITIES – 4.5%
Communication services – 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	475	510,996
Financials – 1.0%
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	2,315	1,736,250
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	1,304	1,263,380
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	572,679
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	719,386
		4,291,695
Health care – 0.3%
Becton, Dickinson and Company, 6.000%	10,850	571,253
Danaher Corp., 5.000% (B)	680	868,741
		1,439,994
Industrials – 0.5%
Fortive Corp., 5.000%	2,450	2,314,914
Information technology – 0.2%
Broadcom, Inc., 8.000%	840	1,047,270
Utilities – 2.4%
American Electric Power Company, Inc., 6.125% (B)	32,600	1,581,426
CenterPoint Energy, Inc., 7.000%	14,400	524,736
DTE Energy Company, 6.250%	30,150	1,361,574
NextEra Energy, Inc., 4.872%	41,250	2,234,100
NextEra Energy, Inc., 5.279%	37,350	1,743,498
NextEra Energy, Inc., 6.219%	17,400	830,850
South Jersey Industries, Inc., 7.250%	17,400	580,638
The Southern Company, 6.750%	33,300	1,549,782
		10,406,604
TOTAL PREFERRED SECURITIES (Cost $20,301,389)		$20,011,473
PURCHASED OPTIONS – 0.1%
Calls – 0.0%
Over the Counter Option on the GBP vs. NZD (Expiration Date: 12-3-21; Strike Price: GBP 2.02; Counterparty: Citibank, N.A.) (H)(I)	6,055,000	104,765

259

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts – 0.1%
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-6-20; Strike Price: $1.35; Counterparty: Canadian Imperial Bank of Commerce) (H)(I)	6,585,000	$104,353
Over the Counter Option on the USD vs. JPY (Expiration Date: 11-6-20; Strike Price: $104.00; Counterparty: Bank of America, N.A.) (H)(I)	6,070,000	28,232
Over the Counter Option on the USD vs. NOK (Expiration Date: 3-23-21; Strike Price: $8.84; Counterparty: U.S. Bank N.A.) (H)(I)	6,075,000	76,806
		209,391
TOTAL PURCHASED OPTIONS (Cost $238,827)		$314,156
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 0.8%
John Hancock Collateral Trust, 0.2185% (J)(K)	342,870	3,432,091
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $2,807,000 on 10-1-20, collateralized by $2,821,100 U.S. Treasury Notes, 1.125% due 2-28-22 (valued at $2,863,180)	$2,807,000	2,807,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,239,213)		$6,239,091
Total Investments (Strategic Income Opportunities Trust) (Cost $423,737,293) – 99.9%		$437,196,906
Other assets and liabilities, net – 0.1%		394,246
TOTAL NET ASSETS – 100.0%		$437,591,152
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
Strategic Income Opportunities Trust (continued)
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $174,802,792 or 39.9% of the fund's net assets as of 9-30-20.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $3,348,139.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	The rate shown is the annualized seven-day yield as of 9-30-20.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	12	Long	Dec 2020	$2,066,497	$2,076,362	$9,865
10-Year U.S. Treasury Note Futures	276	Short	Dec 2020	(38,415,195)	(38,510,625)	(95,430)
German Euro BUND Futures	9	Short	Dec 2020	(1,842,337)	(1,841,543)	794
U.S. Treasury Long Bond Futures	211	Short	Dec 2020	(37,307,476)	(37,195,343)	112,133
						$27,362
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,882,500	NZD	3,109,872	ANZ	1/27/2021	$8,135	—
260

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	5,470,000	NZD	5,962,299	HUS	1/27/2021	—	$(24,797)
AUD	4,921,297	USD	3,484,155	GSI	1/27/2021	$41,842	—
AUD	890,353	USD	632,001	JPM	1/27/2021	5,916	—
CAD	5,767,500	JPY	456,079,710	JPM	1/27/2021	1,652	—
CAD	3,795,223	NZD	4,320,000	CIBC	1/27/2021	—	(5,799)
CAD	11,539,714	USD	8,736,250	CIBC	1/27/2021	—	(65,143)
CAD	3,039,064	USD	2,304,615	JPM	1/27/2021	—	(21,019)
CAD	3,792,926	USD	2,878,750	RBC	1/27/2021	—	(28,691)
CAD	9,533,400	USD	7,197,885	SSB	1/27/2021	—	(34,350)
EUR	2,080,065	USD	2,452,021	GSI	1/27/2021	—	(6,547)
EUR	2,022,312	USD	2,375,162	JPM	1/27/2021	2,412	—
EUR	2,080,065	USD	2,450,377	MSCS	1/27/2021	—	(4,904)
EUR	4,174,901	USD	4,932,069	SSB	1/27/2021	—	(23,757)
EUR	2,080,065	USD	2,448,982	UBS	1/27/2021	—	(3,508)
GBP	1,440,000	CAD	2,453,038	HUS	1/27/2021	16,349	—
GBP	1,440,000	CAD	2,450,376	MSCS	1/27/2021	18,349	—
GBP	3,031,376	USD	3,881,047	CITI	1/27/2021	33,631	—
GBP	1,445,000	USD	1,849,116	GSI	1/27/2021	16,938	—
GBP	3,901,405	USD	5,021,691	HUS	1/27/2021	16,532	—
JPY	152,024,868	USD	1,443,750	SSB	1/27/2021	277	—
NOK	8,521,716	USD	912,000	JPM	1/27/2021	1,939	—
NOK	14,190,933	USD	1,520,000	SSB	1/27/2021	1,953	—
NZD	3,120,117	AUD	2,878,947	ANZ	1/27/2021	1,187	—
NZD	1,940,799	USD	1,273,300	ANZ	1/27/2021	10,495	—
NZD	1,253,735	USD	823,466	CITI	1/27/2021	5,852	—
NZD	10,060,000	USD	6,572,872	GSI	1/27/2021	81,594	—
SGD	2,870,831	USD	2,092,065	CITI	1/27/2021	11,465	—
SGD	550,378	USD	400,851	GSI	1/27/2021	2,424	—
SGD	5,753,073	USD	4,184,129	HUS	1/27/2021	31,290	—
SGD	3,772,009	USD	2,735,816	MSCS	1/27/2021	28,029	—
SGD	2,866,953	USD	2,092,065	UBS	1/27/2021	8,623	—
USD	5,316,157	AUD	7,327,721	ANZ	1/27/2021	66,012	—
USD	1,035,015	AUD	1,443,421	CITI	1/27/2021	837	—
USD	1,853,574	AUD	2,598,158	MSCS	1/27/2021	—	(7,947)
USD	1,838,875	BRL	9,789,253	SSB	1/27/2021	101,621	—
USD	2,878,750	CAD	3,783,112	CITI	1/27/2021	36,065	—
USD	1,440,385	CAD	1,891,177	SSB	1/27/2021	19,327	—
USD	80,653	EUR	68,089	BMO	1/27/2021	603	—
USD	244,526	EUR	205,800	CIBC	1/27/2021	2,572	—
USD	16,578,909	EUR	13,994,301	GSI	1/27/2021	126,210	—
USD	93,273	EUR	78,656	SSB	1/27/2021	799	—
USD	1,307,860	GBP	1,009,688	HUS	1/27/2021	3,961	—
USD	3,735,984	GBP	2,890,000	RBC	1/27/2021	3,876	—
USD	9,890,093	GBP	7,631,080	SSB	1/27/2021	35,417	—
USD	1,362,656	JPY	144,288,723	SSB	1/27/2021	—	(7,889)
USD	1,493,201	MXN	32,702,128	GSI	1/21/2021	32,638	—
USD	1,216,000	NOK	11,529,522	HUS	1/27/2021	—	(20,521)
USD	1,216,000	NOK	11,353,214	MSCS	1/27/2021	—	(1,613)
USD	2,162,324	NZD	3,238,680	ANZ	1/27/2021	20,010	—
USD	11,573,483	SGD	15,813,244	UBS	1/27/2021	—	(13,272)
						$796,832	$(269,757)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
261

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 62.8%
U.S. Government – 35.0%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$7,581,250
2.000%, 02/15/2050	3,000,000	3,393,281
2.250%, 08/15/2049	2,000,000	2,378,359
2.750%, 08/15/2047	3,000,000	3,893,789
2.875%, 05/15/2049	1,500,000	2,008,301
3.000%, 02/15/2047 to 02/15/2049	28,635,000	38,835,646
4.250%, 05/15/2039 to 11/15/2040	4,610,000	7,086,430
4.375%, 05/15/2041	1,830,000	2,896,118
4.625%, 02/15/2040	5,000,000	8,050,977
4.750%, 02/15/2041	2,000,000	3,298,828
7.875%, 02/15/2021	3,400,000	3,497,484
8.125%, 08/15/2021	1,400,000	1,497,453
U.S. Treasury Notes
0.250%, 07/31/2025	4,000,000	3,996,250
0.375%, 07/31/2027	4,000,000	3,978,125
0.625%, 03/31/2027	6,000,000	6,075,938
0.625%, 05/15/2030 (A)	10,000,000	9,964,063
1.250%, 08/31/2024	5,000,000	5,201,367
1.375%, 10/31/2020 to 08/31/2026	35,500,000	35,825,240
1.500%, 01/31/2027	5,000,000	5,342,383
1.625%, 08/15/2029	8,000,000	8,707,500
1.750%, 07/31/2021 to 12/31/2024	13,000,000	13,473,125
2.000%, 11/15/2021 to 02/15/2022	29,400,000	30,028,234
2.125%, 05/31/2026	3,000,000	3,298,711
2.250%, 02/15/2021 to 11/15/2027	24,595,000	27,182,926
2.375%, 05/15/2029	5,000,000	5,752,930
2.625%, 02/28/2023	3,000,000	3,179,180
2.750%, 04/30/2023	3,500,000	3,733,926
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,713,082
3.000%, 10/31/2025	2,000,000	2,272,813
3.125%, 05/15/2021	13,100,000	13,343,578
		276,487,287
U.S. Government Agency – 27.8%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,637,361
Federal Home Loan Mortgage Corp.
2.000%, 07/01/2035	1,365,997	1,420,348
2.375%, 01/13/2022	1,500,000	1,543,043
2.500%, 04/01/2031 to 08/01/2050	6,537,633	6,863,327
2.532%, (12 month LIBOR + 1.863%), 08/01/2037 (B)	431,718	453,246
2.750%, 06/19/2023	2,000,000	2,135,053
3.000%, 07/01/2032 to 08/01/2046	6,659,331	7,090,898
3.500%, 12/01/2025 to 06/01/2048	6,700,076	7,190,407
4.000%, 02/01/2024 to 09/01/2047	2,909,034	3,145,381
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.100%, (12 month LIBOR + 2.100%), 02/01/2037 (B)	$59,443	$62,640
4.500%, 05/01/2024 to 11/01/2048	4,840,875	5,285,847
5.000%, 06/01/2023 to 09/01/2039	291,431	334,455
5.500%, 02/01/2023 to 01/01/2039	484,629	564,001
6.000%, 10/01/2036 to 10/01/2038	229,185	274,721
6.250%, 07/15/2032	450,000	704,985
6.500%, 01/01/2021 to 08/01/2038	46,188	55,333
6.750%, 09/15/2029	1,200,000	1,813,581
7.000%, 04/01/2029 to 10/01/2038	32,535	38,847
7.500%, 09/01/2030 to 03/01/2032	6,221	7,349
8.000%, 02/01/2030	813	944
Federal National Mortgage Association
2.000%, 02/01/2035 to 08/01/2050	6,012,379	6,230,062
2.125%, 04/24/2026	2,000,000	2,183,169
2.458%, (6 month LIBOR + 1.413%), 07/01/2034 (B)	110,085	112,477
2.500%, TBA (C)	4,000,000	4,178,124
2.500%, 05/01/2028 to 07/01/2050	12,657,717	13,307,928
2.625%, 09/06/2024 (A)	1,000,000	1,091,690
2.840%, (12 month LIBOR + 1.579%), 09/01/2037 (B)	67,558	70,384
3.000%, TBA (C)	16,400,000	17,181,558
3.000%, 01/01/2027 to 12/01/2049	19,005,683	20,183,777
3.239%, (1 Year CMT + 2.185%), 05/01/2036 (B)	57,929	61,044
3.353%, (12 month LIBOR + 1.353%), 01/01/2035 (B)	205,805	213,270
3.500%, TBA (C)	8,000,000	8,434,998
3.500%, 12/01/2025 to 10/01/2049	20,381,115	21,850,859
3.575%, (12 month LIBOR + 1.774%), 04/01/2037 (B)	125,096	131,823
4.000%, 03/01/2024 to 09/01/2049	17,944,008	19,342,766
4.175%, (12 month LIBOR + 1.925%), 10/01/2037 (B)	25,871	27,198
4.500%, 12/01/2020 to 09/01/2048	3,593,291	3,966,895
5.000%, 02/01/2021 to 09/01/2048	2,812,854	3,130,906
5.500%, 08/01/2021 to 11/01/2038	603,884	699,145
6.000%, 01/01/2021 to 08/01/2038	401,443	470,998
6.500%, 03/01/2022 to 12/01/2037	126,865	150,976
7.000%, 02/01/2031 to 10/01/2038	46,184	55,712
7.125%, 01/15/2030	209,000	323,343
7.250%, 05/15/2030	1,450,000	2,280,292
7.500%, 09/01/2030 to 08/01/2031	16,922	19,882
8.000%, 08/01/2030 to 09/01/2031	4,403	5,159

262

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
8.500%, 09/01/2030	$517	$604
Government National Mortgage Association
2.500%, TBA (C)	5,700,000	5,985,400
3.000%, TBA (C)	5,000,000	5,196,407
3.000%, 08/15/2043 to 08/20/2050	12,208,916	12,845,057
3.500%, TBA (C)	2,800,000	2,919,613
3.500%, 04/15/2042 to 04/20/2050	12,211,180	13,110,206
4.000%, 11/15/2026 to 08/20/2048	7,359,296	7,966,104
4.500%, 06/15/2023 to 10/20/2048	2,168,305	2,380,344
5.000%, 10/15/2023 to 07/20/2040	875,377	995,991
5.500%, 08/15/2023 to 09/20/2039	337,894	391,656
6.000%, 07/15/2029 to 10/15/2038	230,860	271,139
6.500%, 05/15/2028 to 12/15/2038	170,526	200,898
7.000%, 08/15/2029 to 05/15/2032	29,184	33,545
7.500%, 09/15/2030 to 01/15/2031	6,549	7,651
8.000%, 04/15/2031	6,966	8,180
Tennessee Valley Authority 3.875%, 02/15/2021	700,000	709,657
		220,348,654
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $461,635,948)		$496,835,941
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,735,334
Canada – 0.2%
Province of British Columbia 6.500%, 01/15/2026 (A)	490,000	631,548
Province of Quebec
7.125%, 02/09/2024	150,000	182,787
7.500%, 07/15/2023	410,000	487,693
		1,302,028
Colombia – 0.1%
Republic of Colombia 4.375%, 07/12/2021	550,000	565,125
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	522,740
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	349,914
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	858,190
Mexico – 0.1%
Government of Mexico 6.050%, 01/11/2040	930,000	1,162,900
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	536,963
Peru – 0.1%
Republic of Peru 6.550%, 03/14/2037	250,000	377,813
Philippines – 0.1%
Republic of the Philippines 4.000%, 01/15/2021	1,000,000	1,007,318
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	$400,000	$331,029
6.250%, 09/26/2022 (A)	400,000	402,838
		733,867
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,778,609)		$9,152,192
CORPORATE BONDS – 28.8%
Communication services – 2.6%
Alphabet, Inc. 3.625%, 05/19/2021	320,000	326,889
America Movil SAB de CV 3.125%, 07/16/2022	500,000	520,786
AT&T, Inc.
4.125%, 02/17/2026	575,000	658,059
4.300%, 12/15/2042	20,000	22,538
4.500%, 03/09/2048	500,000	570,824
4.750%, 05/15/2046	900,000	1,053,181
4.850%, 07/15/2045	500,000	597,057
5.150%, 03/15/2042	50,000	62,386
6.375%, 03/01/2041	360,000	513,472
7.625%, 04/15/2031	285,000	406,916
Baidu, Inc. 4.125%, 06/30/2025	250,000	277,824
British Telecommunications PLC 9.625%, 12/15/2030	190,000	304,447
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	622,339
5.050%, 03/30/2029	400,000	479,161
5.375%, 05/01/2047	500,000	592,547
Comcast Corp.
2.350%, 01/15/2027	455,000	488,806
3.375%, 02/15/2025	600,000	664,068
3.999%, 11/01/2049	500,000	604,826
6.500%, 11/15/2035	255,000	386,655
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	226,709
Discovery Communications LLC
4.125%, 05/15/2029	900,000	1,033,987
5.300%, 05/15/2049	400,000	490,033
Fox Corp. 3.500%, 04/08/2030	600,000	676,192
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	289,897
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	153,036
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	329,847
Telefonica Europe BV 8.250%, 09/15/2030	350,000	527,164
Time Warner Cable LLC 4.125%, 02/15/2021	60,000	60,234
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	803,507
T-Mobile USA, Inc.
3.875%, 04/15/2030 (D)	600,000	682,218
4.500%, 04/15/2050 (D)	700,000	841,372
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	555,434
4.125%, 06/01/2044	500,000	601,956
Verizon Communications, Inc.
4.016%, 12/03/2029	500,000	598,879
4.272%, 01/15/2036	458,000	564,098
4.522%, 09/15/2048	1,260,000	1,650,610

263

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
ViacomCBS, Inc. 4.000%, 01/15/2026	$600,000	$673,401
Vodafone Group PLC
4.375%, 05/30/2028	400,000	473,378
5.250%, 05/30/2048	300,000	386,757
		20,771,490
Consumer discretionary – 1.9%
Amazon.com, Inc. 4.050%, 08/22/2047	600,000	775,502
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	1,100,933
Brinker International, Inc. 3.875%, 05/15/2023	250,000	246,250
Ford Motor Credit Company LLC
3.096%, 05/04/2023	280,000	273,420
3.336%, 03/18/2021	1,000,000	1,000,550
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	297,693
5.250%, 03/01/2026	650,000	731,129
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	525,779
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	256,107
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	178,473
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	513,643
McDonald's Corp.
3.300%, 07/01/2025	1,000,000	1,111,710
3.625%, 05/20/2021	250,000	255,101
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	1,075,129
O'Reilly Automotive, Inc. 4.875%, 01/14/2021	300,000	300,447
Starbucks Corp. 3.550%, 08/15/2029 (A)	300,000	344,050
Target Corp. 3.900%, 11/15/2047	500,000	658,617
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	415,271
2.700%, 04/15/2030	700,000	778,781
3.350%, 09/15/2025	752,000	847,378
4.250%, 04/01/2046	390,000	496,035
5.875%, 12/16/2036	280,000	421,001
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	711,132
4.500%, 04/15/2050	600,000	772,877
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	499,180
3.400%, 09/15/2021	320,000	329,331
Whirlpool Corp. 5.150%, 03/01/2043	300,000	363,361
		15,278,880
Consumer staples – 1.8%
Altria Group, Inc. 4.500%, 05/02/2043	500,000	542,892
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	894,089
4.900%, 02/01/2046	500,000	619,794
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	500,000	607,796
BAT Capital Corp. 3.215%, 09/06/2026	500,000	537,981
Conagra Brands, Inc. 9.750%, 03/01/2021	175,000	180,913
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Costco Wholesale Corp. 1.600%, 04/20/2030	$500,000	$509,331
General Mills, Inc. 2.875%, 04/15/2030	600,000	657,905
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	345,472
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	509,682
3.950%, 07/15/2025	600,000	651,522
6.875%, 01/26/2039	40,000	53,500
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	412,700
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	548,617
4.000%, 03/05/2042	270,000	338,488
5.500%, 01/15/2040	280,000	410,395
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	272,290
4.125%, 05/17/2021	320,000	327,087
Reynolds American, Inc. 3.250%, 11/01/2022 (A)	270,000	278,676
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	296,975
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,395,503
The Coca-Cola Company 3.150%, 11/15/2020	560,000	561,932
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	655,134
The Kroger Company 3.500%, 02/01/2026	500,000	563,225
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	484,487
Walmart, Inc.
3.250%, 07/08/2029	600,000	699,080
4.050%, 06/29/2048	500,000	650,831
		14,006,297
Energy – 2.4%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	223,306
Apache Corp. 3.625%, 02/01/2021	92,000	91,540
Baker Hughes LLC
3.337%, 12/15/2027	500,000	531,078
4.486%, 05/01/2030	500,000	568,883
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	439,103
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	904,369
BP Capital Markets PLC 2.750%, 05/10/2023 (A)	250,000	263,311
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	343,918
Chevron Corp. 2.954%, 05/16/2026	800,000	891,248
ConocoPhillips Company 4.950%, 03/15/2026	300,000	358,190
Devon Energy Corp.
5.000%, 06/15/2045 (A)	885,000	838,545
7.875%, 09/30/2031 (A)	170,000	219,455
Enbridge, Inc.
3.700%, 07/15/2027	400,000	444,791
4.500%, 06/10/2044	400,000	451,148
Energy Transfer Operating LP
5.500%, 06/01/2027	600,000	654,371

264

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Operating LP (continued)
6.125%, 12/15/2045	$350,000	$350,649
6.500%, 02/01/2042	50,000	51,813
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	632,796
4.850%, 08/15/2042	280,000	316,752
6.875%, 03/01/2033	130,000	173,941
EOG Resources, Inc. 4.100%, 02/01/2021	300,000	303,761
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	769,913
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	771,411
6.375%, 03/01/2041	60,000	73,435
6.500%, 09/01/2039	180,000	226,462
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	445,757
Marathon Oil Corp. 3.850%, 06/01/2025	500,000	513,179
Noble Holding International, Ltd. 6.050%, 03/01/2041 (E)	50,000	250
ONEOK Partners LP 6.650%, 10/01/2036	268,000	301,393
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	251,690
Petrobras Global Finance BV 5.375%, 01/27/2021	400,000	403,500
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	493,750
6.625%, 06/15/2035	230,000	191,002
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	208,414
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,217,821
6.375%, 12/15/2038	90,000	133,688
Southern Natural Gas Company LLC 4.400%, 06/15/2021	250,000	254,133
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	290,307
Sunoco Logistics Partners Operations LP 3.450%, 01/15/2023	170,000	173,072
The Williams Companies, Inc.
5.100%, 09/15/2045	400,000	448,563
7.875%, 09/01/2021	190,000	202,528
Tosco Corp. 8.125%, 02/15/2030	383,000	554,790
Total Capital SA
4.125%, 01/28/2021	40,000	40,492
4.250%, 12/15/2021	60,000	62,756
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	529,872
Valaris PLC 4.700%, 03/15/2021 (E)	360,000	16,083
Valero Energy Corp.
2.850%, 04/15/2025	600,000	628,487
7.500%, 04/15/2032	270,000	366,090
		18,621,806
Financials – 7.5%
AEGON Funding Company LLC 5.750%, 12/15/2020	165,000	166,603
American Express Company 2.650%, 12/02/2022	345,000	361,392
American International Group, Inc.
4.125%, 02/15/2024	550,000	610,231
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (continued)
6.250%, 05/01/2036	$430,000	$595,421
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	1,019,805
Bank of America Corp.
2.625%, 10/19/2020	400,000	400,436
3.300%, 01/11/2023	800,000	849,352
4.450%, 03/03/2026	700,000	803,712
7.750%, 05/14/2038	480,000	794,377
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	405,271
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,852,287
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,461,371
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	573,348
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	647,133
Barclays Bank PLC 1.700%, 05/12/2022	500,000	508,181
Barclays PLC 4.375%, 01/12/2026	500,000	560,032
Berkshire Hathaway Finance Corp. 4.250%, 01/15/2021	60,000	60,695
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	558,066
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	380,444
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,160,256
3.300%, 10/30/2024	1,500,000	1,625,513
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	339,881
Citigroup, Inc.
2.350%, 08/02/2021	500,000	508,424
4.450%, 09/29/2027	500,000	579,161
5.500%, 09/13/2025	400,000	473,050
Citigroup, Inc. (2.666% to 1-29-30, then SOFR + 1.146%) 01/29/2031	1,000,000	1,051,782
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	626,287
Cooperatieve Rabobank UA 4.500%, 01/11/2021	500,000	505,781
Credit Suisse AG 3.000%, 10/29/2021	750,000	771,164
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021	575,000	584,625
3.750%, 03/26/2025	250,000	276,973
4.550%, 04/17/2026	800,000	932,101
Discover Financial Services 5.200%, 04/27/2022	120,000	128,093
European Investment Bank 3.250%, 01/29/2024	600,000	658,876
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	800,000	862,888

265

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
GE Capital International Funding Company 4.418%, 11/15/2035	$822,000	$868,724
HSBC Holdings PLC 6.500%, 09/15/2037	660,000	895,017
Inter-American Development Bank
1.750%, 09/14/2022	600,000	617,742
1.875%, 03/15/2021	1,100,000	1,108,003
7.000%, 06/15/2025	325,000	420,945
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	441,870
International Bank for Reconstruction & Development 2.125%, 11/01/2020	1,300,000	1,302,240
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	775,540
3.375%, 05/01/2023	500,000	533,673
3.875%, 02/01/2024	1,300,000	1,433,959
4.350%, 08/15/2021 (A)	710,000	735,065
6.400%, 05/15/2038	125,000	191,071
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	500,000	562,105
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%) 12/05/2029	600,000	721,175
KeyCorp 5.100%, 03/24/2021	250,000	255,688
KfW
2.125%, 01/17/2023	600,000	625,601
2.625%, 02/28/2024	800,000	863,287
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (D)	500,000	547,620
Lincoln National Corp. 7.000%, 06/15/2040	150,000	219,520
MetLife, Inc. 4.600%, 05/13/2046	500,000	654,015
Morgan Stanley
3.700%, 10/23/2024	950,000	1,052,933
4.100%, 05/22/2023	750,000	810,642
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,141,798
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	626,308
Northern Trust Corp. 3.450%, 11/04/2020	300,000	300,853
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	774,395
Reinsurance Group of America, Inc. 5.000%, 06/01/2021	50,000	51,503
State Street Corp. 3.100%, 05/15/2023	250,000	266,480
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	561,757
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	625,544
The Allstate Corp. 3.280%, 12/15/2026 (A)	500,000	568,668
The Bank of New York Mellon Corp. 2.450%, 11/27/2020	450,000	450,711
The Bank of Nova Scotia 2.350%, 10/21/2020	400,000	400,445
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	337,444
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	$700,000	$738,624
2.625%, 04/25/2021	600,000	606,544
3.500%, 01/23/2025	750,000	822,754
3.625%, 01/22/2023	500,000	534,446
3.750%, 02/25/2026	500,000	562,629
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	233,020
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	1,000,000	1,150,329
The Toronto-Dominion Bank 1.800%, 07/13/2021	500,000	505,964
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	371,978
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	65,856
Truist Bank 2.850%, 04/01/2021	500,000	505,229
Truist Financial Corp.
1.125%, 08/03/2027	700,000	697,635
2.850%, 10/26/2024	700,000	758,419
U.S. Bancorp 3.000%, 03/15/2022	600,000	622,363
Wells Fargo & Company
3.450%, 02/13/2023	750,000	794,807
5.375%, 02/07/2035	1,500,000	2,050,756
Wells Fargo & Company (2.572% to 2-11-30, then 3 month LIBOR + 1.000%) 02/11/2031	1,000,000	1,045,548
Westpac Banking Corp. 2.000%, 08/19/2021	600,000	609,215
		59,111,469
Health care – 3.8%
Abbott Laboratories
2.950%, 03/15/2025	300,000	327,572
3.750%, 11/30/2026	283,000	328,305
AbbVie, Inc.
2.900%, 11/06/2022	500,000	524,254
3.200%, 05/14/2026	716,000	789,237
3.200%, 11/21/2029 (D)	1,000,000	1,099,536
4.400%, 11/06/2042	260,000	308,924
Aetna, Inc. 3.500%, 11/15/2024	200,000	219,125
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	270,685
Allergan Funding SCS 4.750%, 03/15/2045	321,000	340,256
Amgen, Inc.
4.400%, 05/01/2045	260,000	322,292
4.663%, 06/15/2051	659,000	858,729
Anthem, Inc.
4.101%, 03/01/2028	350,000	406,806
4.650%, 08/15/2044	150,000	187,813
AstraZeneca PLC 0.700%, 04/08/2026	500,000	490,281
Baxalta, Inc. 4.000%, 06/23/2025	500,000	568,235
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	307,911
Biogen, Inc. 5.200%, 09/15/2045	500,000	659,335
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	531,868

266

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bristol-Myers Squibb Company
3.250%, 08/01/2042	$500,000	$573,248
4.550%, 02/20/2048	300,000	405,263
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	559,366
Celgene Corp. 3.875%, 08/15/2025	600,000	665,293
Cigna Corp. 4.375%, 10/15/2028	500,000	593,826
CVS Health Corp.
3.875%, 07/20/2025	650,000	732,819
4.300%, 03/25/2028	1,000,000	1,169,820
5.050%, 03/25/2048	500,000	635,854
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	69,899	88,151
Eli Lilly & Company 2.250%, 05/15/2050	500,000	471,231
Express Scripts Holding Company 6.125%, 11/15/2041 (A)	330,000	431,465
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	677,471
4.500%, 04/01/2021	330,000	333,736
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	567,773
6.375%, 05/15/2038	210,000	323,430
HCA, Inc.
4.500%, 02/15/2027	500,000	561,356
5.500%, 06/15/2047	400,000	498,744
Humana, Inc. 3.850%, 10/01/2024	350,000	386,781
Johnson & Johnson
2.100%, 09/01/2040	500,000	497,495
5.850%, 07/15/2038	285,000	439,323
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	549,664
McKesson Corp. 4.750%, 05/30/2029	500,000	607,328
Medtronic, Inc. 4.375%, 03/15/2035	500,000	669,821
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	924,198
Mylan NV 3.950%, 06/15/2026	500,000	561,713
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	556,152
Pfizer, Inc.
2.750%, 06/03/2026	713,000	789,614
4.400%, 05/15/2044	264,000	346,992
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	595,072
4.700%, 03/30/2045	500,000	630,042
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	930,675
Stryker Corp. 4.625%, 03/15/2046	350,000	455,326
Thermo Fisher Scientific, Inc. 4.150%, 02/01/2024	350,000	385,992
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	63,435
4.450%, 12/15/2048	300,000	399,492
5.800%, 03/15/2036	300,000	433,413
Upjohn, Inc. 2.700%, 06/22/2030 (D)	500,000	517,325
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	548,568
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Zimmer Biomet Holdings, Inc. (continued)
3.550%, 04/01/2025	$500,000	$552,640
Zoetis, Inc. 2.000%, 05/15/2030	500,000	514,620
		30,185,691
Industrials – 2.7%
3M Company 3.000%, 08/07/2025	330,000	367,298
AerCap Ireland Capital DAC 4.450%, 04/03/2026	400,000	398,369
Air Lease Corp. 3.625%, 12/01/2027	400,000	397,265
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	249,600	234,553
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	62,453
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	324,450
Carrier Global Corp. 3.577%, 04/05/2050 (D)	500,000	527,546
Caterpillar, Inc. 3.400%, 05/15/2024 (A)	500,000	546,547
CSX Corp.
3.350%, 11/01/2025	420,000	471,608
3.800%, 04/15/2050	1,000,000	1,194,748
Deere & Company 3.100%, 04/15/2030	500,000	571,993
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	199,285
Emerson Electric Company 2.625%, 12/01/2021	250,000	256,456
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,306,474
FedEx Corp.
3.875%, 08/01/2042	420,000	462,585
4.400%, 01/15/2047	350,000	412,816
General Electric Company
4.500%, 03/11/2044	500,000	515,524
6.750%, 03/15/2032	66,000	82,966
6.875%, 01/10/2039	168,000	214,915
John Deere Capital Corp. 2.050%, 01/09/2025 (A)	500,000	529,801
Kansas City Southern 2.875%, 11/15/2029	500,000	529,671
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	475,564
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	314,336
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	336,905
3.500%, 03/15/2021	150,000	152,208
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	553,787
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	650,137
6.125%, 07/15/2038	225,000	324,872
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	596,541
Snap-on, Inc. 6.125%, 09/01/2021	310,000	325,974
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,321,380

267

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company
1.650%, 10/30/2020 (A)	$438,000	$438,269
2.600%, 10/30/2025	438,000	437,736
5.805%, 05/01/2050	600,000	723,725
8.750%, 09/15/2031	90,000	128,793
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	263,406
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	714,824
Union Pacific Corp.
3.250%, 08/15/2025	500,000	555,106
3.799%, 10/01/2051	313,000	371,886
4.000%, 02/01/2021	280,000	280,845
4.050%, 11/15/2045	500,000	595,560
4.300%, 03/01/2049 (A)	300,000	385,535
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	260,354	247,229
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	461,825
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	707,163
Waste Management, Inc. 4.100%, 03/01/2045	500,000	610,682
		21,581,611
Information technology – 2.3%
Apple, Inc.
2.400%, 05/03/2023	800,000	841,811
2.450%, 08/04/2026	1,060,000	1,154,827
3.250%, 02/23/2026	500,000	562,130
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	538,833
5.100%, 10/01/2035	470,000	651,222
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	847,072
Broadcom, Inc. 4.700%, 04/15/2025	600,000	681,656
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	119,334
Eaton Corp. 3.103%, 09/15/2027	500,000	557,601
Fiserv, Inc. 2.250%, 06/01/2027	600,000	633,364
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,261,993
4.000%, 06/20/2042	210,000	251,377
5.600%, 11/30/2039	21,000	29,820
Intel Corp. 2.700%, 12/15/2022	690,000	726,363
Microsoft Corp.
2.000%, 11/03/2020	438,000	438,022
2.525%, 06/01/2050	1,538,000	1,604,408
3.125%, 11/03/2025	438,000	489,646
NXP BV 3.400%, 05/01/2030 (D)	520,000	568,839
Oracle Corp.
2.400%, 09/15/2023	435,000	457,731
2.650%, 07/15/2026	310,000	338,379
2.950%, 05/15/2025	550,000	598,779
4.125%, 05/15/2045	500,000	599,288
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	633,055
2.850%, 10/01/2029	1,000,000	1,099,436
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
QUALCOMM, Inc. 1.650%, 05/20/2032 (D)	$566,000	$560,050
Visa, Inc.
2.050%, 04/15/2030	600,000	641,243
2.200%, 12/14/2020	463,000	464,017
3.150%, 12/14/2025	463,000	517,912
4.300%, 12/14/2045	463,000	613,672
Xerox Corp. 6.750%, 12/15/2039	60,000	62,700
		18,544,580
Materials – 1.0%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	524,868
DuPont de Nemours, Inc. 2.169%, 05/01/2023	1,000,000	1,009,304
Eastman Chemical Company 4.650%, 10/15/2044	500,000	585,612
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	515,105
Huntsman International LLC 4.500%, 05/01/2029	500,000	562,108
International Paper Company 5.000%, 09/15/2035	500,000	650,434
Linde, Inc. 2.450%, 02/15/2022	240,000	245,478
Newmont Corp. 4.875%, 03/15/2042 (A)	270,000	364,603
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	188,467
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	145,359
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	365,888
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	547,992
5.200%, 11/02/2040	250,000	355,133
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	312,078
The Dow Chemical Company
4.375%, 11/15/2042	590,000	665,962
9.400%, 05/15/2039	130,000	221,244
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	460,408
		7,720,043
Real estate – 0.7%
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	200,000	212,843
American Tower Corp. 5.000%, 02/15/2024	500,000	565,300
Boston Properties LP 4.125%, 05/15/2021	300,000	303,925
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	446,025
CubeSmart LP 4.000%, 11/15/2025	200,000	224,352
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	238,086
Duke Realty LP 3.250%, 06/30/2026	200,000	221,715
Essex Portfolio LP 5.200%, 03/15/2021	60,000	60,525
Healthpeak Properties, Inc. 3.875%, 08/15/2024	400,000	443,368

268

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Mid-America Apartments LP 3.950%, 03/15/2029	$800,000	$925,735
Service Properties Trust 4.500%, 03/15/2025	200,000	180,500
Simon Property Group LP
3.375%, 06/15/2027	500,000	536,315
3.500%, 09/01/2025	441,500	483,860
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	510,178
		5,352,727
Utilities – 2.1%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	467,557
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,142,435
American Water Capital Corp. 4.300%, 09/01/2045	350,000	437,215
Arizona Public Service Company 3.350%, 05/15/2050	500,000	549,355
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	625,251
6.125%, 04/01/2036	436,000	621,545
CenterPoint Energy Resources Corp. 4.500%, 01/15/2021	246,000	246,380
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	846,873
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	675,867
3.900%, 10/01/2025	242,000	274,833
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	297,088
Duke Energy Corp.
3.750%, 04/15/2024	500,000	549,044
4.800%, 12/15/2045	500,000	633,973
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	616,380
Eversource Energy 4.250%, 04/01/2029	500,000	599,914
Exelon Corp.
3.400%, 04/15/2026	542,000	606,716
5.150%, 12/01/2020	310,000	310,000
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	199,004
Florida Power & Light Company 5.650%, 02/01/2037	290,000	413,292
Georgia Power Company 5.950%, 02/01/2039 (A)	335,000	445,745
Hydro-Quebec 8.400%, 01/15/2022	250,000	275,090
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	263,970
NiSource, Inc. 3.950%, 03/30/2048	400,000	464,133
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	308,682
Pacific Gas & Electric Company
3.450%, 07/01/2025	30,000	31,388
3.750%, 07/01/2028	30,000	31,161
4.550%, 07/01/2030	227,000	245,917
4.950%, 07/01/2050	227,000	242,278
PacifiCorp 6.000%, 01/15/2039	335,000	480,958
PPL Capital Funding, Inc. 3.400%, 06/01/2023	250,000	266,215
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL WEM, Ltd. 5.375%, 05/01/2021 (D)	$60,000	$60,866
Progress Energy, Inc. 4.400%, 01/15/2021	305,000	306,031
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	586,927
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	273,095
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	272,429
Southern California Edison Company 5.350%, 07/15/2035	130,000	166,842
The Southern Company 3.250%, 07/01/2026	572,000	638,001
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	52,276
8.875%, 11/15/2038	190,000	350,116
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	441,342
		16,316,184
TOTAL CORPORATE BONDS (Cost $207,281,348)		$227,490,778
MUNICIPAL BONDS – 0.7%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	90,625
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	216,315
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	89,037
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	70,985
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	147,833
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	456,807
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	380,142
Ohio Air Quality Development Authority 2.100%, 10/01/2028	700,000	725,249
State of California
7.300%, 10/01/2039 (A)	400,000	656,904
7.500%, 04/01/2034	80,000	132,956
State of Illinois, GO
5.100%, 06/01/2033	115,000	116,218
7.350%, 07/01/2035	280,000	317,226
State of Texas 5.517%, 04/01/2039	260,000	396,006
State of Utah
3.539%, 07/01/2025	390,000	426,715
4.554%, 07/01/2024	205,000	223,548
State of Washington 5.481%, 08/01/2039	260,000	381,365
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	397,783
University of California 5.770%, 05/15/2043	320,000	465,117
TOTAL MUNICIPAL BONDS (Cost $4,416,257)		$5,690,831

269

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Commercial and residential – 2.0%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	$145,000	$161,051
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,229,622
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,235,058
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	488,940	498,232
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	184,976
Series 2013-CR8, Class AM, 3.945%, 06/10/2046 (D)(F)	630,000	671,104
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,074,989
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	648,025	701,235
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,113,718
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,282,401
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,368,409
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (F)	400,000	432,158
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	545,189
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	249,101
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033%, 09/15/2047 (D)(F)	29,981	30,125
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (F)	500,000	551,641
		16,329,009
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
Series K013, Class A2, 3.974%, 01/25/2021 (F)	619,077	623,035
Series K041, Class A2, 3.171%, 10/25/2024	700,000	767,356
Series K047, Class A2, 3.329%, 05/25/2025 (F)	700,000	781,499
Series K050, Class A2, 3.334%, 08/25/2025 (F)	700,000	785,037
		2,956,927
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,376,328)		$19,285,936
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 0.1%
Westlake Automobile Receivables Trust Series 2019-2A, Class A2A 2.570%, 02/15/2023 (D)	$331,643	$333,900
TOTAL ASSET BACKED SECURITIES (Cost $330,520)		$333,900
SHORT-TERM INVESTMENTS – 9.7%
Short-term funds – 9.7%
John Hancock Collateral Trust, 0.2185% (G)(H)	774,286	7,750,524
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (G)	69,291,779	69,291,779
TOTAL SHORT-TERM INVESTMENTS (Cost $77,042,709)		$77,042,303
Total Investments (Total Bond Market Trust) (Cost $777,861,719) – 105.7%		$835,831,881
Other assets and liabilities, net – (5.7%)		(45,358,003)
TOTAL NET ASSETS – 100.0%		$790,473,878
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $7,140,494.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Non-income producing - Issuer is in default.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Communication services – 10.4%
Diversified telecommunication services – 1.4%
AT&T, Inc.	144,893	$4,130,899
ATN International, Inc.	316	15,844
Bandwidth, Inc., Class A (A)	499	87,110
CenturyLink, Inc.	22,799	230,042
Cincinnati Bell, Inc. (A)	1,094	16,410
Cogent Communications Holdings, Inc.	979	58,789
Consolidated Communications Holdings, Inc. (A)	1,652	9,400
GCI Liberty, Inc., Class A (A)	2,222	182,115
Globalstar, Inc. (A)	32,583	9,996

270

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
IDT Corp., Class B (A)	637	$4,191
Iridium Communications, Inc. (A)(B)	2,764	70,703
Ooma, Inc. (A)	511	6,669
ORBCOMM, Inc. (A)	2,046	6,956
Verizon Communications, Inc.	83,736	4,981,455
Vonage Holdings Corp. (A)	5,098	52,153
		9,862,732
Entertainment – 1.8%
Activision Blizzard, Inc.	15,758	1,275,610
AMC Entertainment Holdings, Inc., Class A (B)	2,313	10,894
Chicken Soup For The Soul Entertainment, Inc. (A)	15	216
Cinemark Holdings, Inc.	2,446	24,460
Electronic Arts, Inc. (A)	5,851	763,029
Gaia, Inc. (A)	509	5,003
Glu Mobile, Inc. (A)	3,150	24,176
Liberty Media Corp.-Liberty Braves, Class A (A)	1,147	23,949
Liberty Media Corp.-Liberty Formula One, Series A (A)	4,894	163,998
Lions Gate Entertainment Corp., Class B (A)	4,693	40,923
Live Nation Entertainment, Inc. (A)	4,462	240,413
LiveXLive Media, Inc. (A)	863	2,239
Madison Square Garden Entertainment Corp. (A)	499	34,177
Madison Square Garden Sports Corp. (A)	499	75,090
Netflix, Inc. (A)	8,959	4,479,769
Reading International, Inc., Class A (A)	608	1,958
Roku, Inc. (A)	2,453	463,126
Sciplay Corp., Class A (A)	2,733	44,329
Take-Two Interactive Software, Inc. (A)	2,367	391,076
The Marcus Corp.	654	5,055
The Walt Disney Company	36,797	4,565,772
World Wrestling Entertainment, Inc., Class A	1,652	66,856
Zynga, Inc., Class A (A)	19,797	180,549
		12,882,667
Interactive media and services – 5.3%
Actua Corp. (A)(C)	909	68
Alphabet, Inc., Class C (A)	13,873	20,387,761
ANGI Homeservices, Inc., Class A (A)	10,603	117,640
CarGurus, Inc. (A)	2,365	51,155
Cars.com, Inc. (A)	1,453	11,740
Eventbrite, Inc., Class A (A)	1,808	19,617
EverQuote, Inc., Class A (A)	566	21,870
Facebook, Inc., Class A (A)	57,943	15,175,272
IAC/InterActiveCorp (A)	1,764	211,292
Liberty TripAdvisor Holdings, Inc., Class A (A)	1,370	2,370
Match Group, Inc. (A)	5,870	649,516
Pinterest, Inc., Class A (A)	11,654	483,758
QuinStreet, Inc. (A)	1,130	17,899
Snap, Inc., Class A (A)	23,773	620,713
THQ, Inc. (A)(C)	234	0
TripAdvisor, Inc.	2,658	52,070
TrueCar, Inc. (A)	2,492	12,460
Twitter, Inc. (A)	16,188	720,366
Yelp, Inc. (A)	1,481	29,753
Zillow Group, Inc., Class C (A)	4,332	440,088
		39,025,408
Media – 1.5%
Altice USA, Inc., Class A (A)	12,588	327,288
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
AMC Networks, Inc., Class A (A)	1,032	$25,501
Boston Omaha Corp., Class A (A)	528	8,448
Cable One, Inc.	114	214,939
Cardlytics, Inc. (A)	535	37,755
Charter Communications, Inc., Class A (A)	4,477	2,795,170
Clear Channel Outdoor Holdings, Inc. (A)	8,922	8,922
Comcast Corp., Class A	93,198	4,311,339
comScore, Inc. (A)	1,582	3,227
Discovery, Inc., Series A (A)(B)	10,444	227,366
DISH Network Corp., Class A (A)	10,292	298,777
Emerald Holding, Inc.	1,734	3,537
Entercom Communications Corp., Class A	3,101	4,993
Entravision Communications Corp., Class A	2,355	3,580
Fox Corp., Class A	12,566	349,712
Gannett Company, Inc.	2,798	3,637
Gray Television, Inc. (A)	2,122	29,220
Hemisphere Media Group, Inc. (A)	614	5,336
John Wiley & Sons, Inc., Class A	1,199	38,020
Lee Enterprises, Inc. (A)	458	384
Liberty Broadband Corp., Series A (A)	3,776	535,475
Liberty Media Corp.-Liberty SiriusXM, Series A (A)(B)	6,619	219,552
Loral Space & Communications, Inc.	501	9,168
Meredith Corp.	965	12,661
MSG Networks, Inc., Class A (A)	713	6,823
National CineMedia, Inc.	1,758	4,773
News Corp., Class A	12,364	173,343
Nexstar Media Group, Inc., Class A	965	86,782
Omnicom Group, Inc.	4,164	206,118
Saga Communications, Inc., Class A	170	3,380
Scholastic Corp.	780	16,372
Sinclair Broadcast Group, Inc., Class A (B)	1,912	36,768
Sirius XM Holdings, Inc. (B)	91,979	493,007
SRAX, Inc. (A)	123	364
TechTarget, Inc. (A)	625	27,475
TEGNA, Inc.	4,511	53,004
The EW Scripps Company, Class A	1,766	20,203
The Interpublic Group of Companies, Inc.	7,904	131,760
The New York Times Company, Class A	3,494	149,508
Townsquare Media, Inc., Class A	517	2,409
Tremor International, Ltd. (A)	81	194
ViacomCBS, Inc., Class B	12,554	351,638
WideOpenWest, Inc. (A)	1,455	7,551
		11,245,479
Wireless telecommunication services – 0.4%
Boingo Wireless, Inc. (A)	989	10,083
Gogo, Inc. (A)(B)	2,008	18,554
Shenandoah Telecommunications Company	1,051	46,701
Spok Holdings, Inc.	499	4,745
Telephone & Data Systems, Inc.	2,451	45,196
T-Mobile US, Inc. (A)	25,229	2,885,188
United States Cellular Corp. (A)	1,839	54,306
		3,064,773
		76,081,059
Consumer discretionary – 12.7%
Auto components – 0.1%
ADOMANI, Inc. (A)	1,883	325

271

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
American Axle & Manufacturing Holdings, Inc. (A)	2,288	$13,202
Autoliv, Inc.	1,769	128,925
BorgWarner, Inc.	4,199	162,669
Cooper Tire & Rubber Company	1,062	33,665
Dana, Inc.	3,021	37,219
Dorman Products, Inc. (A)	689	62,272
Fox Factory Holding Corp. (A)	808	60,059
Gentex Corp.	4,845	124,759
Gentherm, Inc. (A)	714	29,203
Horizon Global Corp. (A)	44	253
LCI Industries	524	55,696
Lear Corp.	1,179	128,570
Modine Manufacturing Company (A)	1,173	7,331
Motorcar Parts of America, Inc. (A)	476	7,407
Shiloh Industries, Inc. (A)	46	4
Standard Motor Products, Inc.	472	21,075
Stoneridge, Inc. (A)	619	11,371
Superior Industries International, Inc. (A)	119	149
Tenneco, Inc., Class A (A)	1,001	6,947
The Goodyear Tire & Rubber Company	4,895	37,545
Veoneer, Inc. (A)(B)	2,448	35,986
Visteon Corp. (A)	596	41,255
		1,005,887
Automobiles – 1.3%
Ford Motor Company	82,624	550,276
General Motors Company	28,924	855,861
Harley-Davidson, Inc.	3,212	78,822
Tesla, Inc. (A)	18,790	8,061,098
Thor Industries, Inc.	1,156	110,121
Winnebago Industries, Inc.	650	33,586
		9,689,764
Distributors – 0.1%
Core-Mark Holding Company, Inc.	969	28,033
Funko, Inc., Class A (A)(B)	1,079	6,247
Genuine Parts Company	2,907	276,659
Greenlane Holdings, Inc., Class A (A)	2,197	4,921
LKQ Corp. (A)	6,285	174,283
Pool Corp.	830	277,668
Weyco Group, Inc.	262	4,237
		772,048
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	976	23,951
American Public Education, Inc. (A)	372	10,487
Aspen Group, Inc. (A)	226	2,524
Bright Horizons Family Solutions, Inc. (A)	1,178	179,103
Carriage Services, Inc.	454	10,129
Chegg, Inc. (A)	2,536	181,172
Collectors Universe, Inc.	234	11,581
frontdoor, Inc. (A)	1,734	67,470
Graham Holdings Company, Class B	85	34,349
Grand Canyon Education, Inc. (A)	935	74,744
H&R Block, Inc.	3,912	63,726
Houghton Mifflin Harcourt Company (A)	2,879	4,981
ITT Educational Services, Inc. (A)	608	1
K12, Inc. (A)	857	22,573
Laureate Education, Inc., Class A (A)	4,397	58,392
Lincoln Educational Services Corp. (A)	112	618
Perdoceo Education Corp. (A)	1,522	18,629
Regis Corp. (A)	845	5,188
Select Interior Concepts, Inc., Class A (A)	642	4,430
Service Corp. International	3,677	155,096
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
StoneMor, Inc. (A)	517	$499
Strategic Education, Inc.	459	41,985
Terminix Global Holdings, Inc. (A)	2,842	113,339
Universal Technical Institute, Inc. (A)	423	2,149
WW International, Inc. (A)	1,417	26,739
		1,113,855
Hotels, restaurants and leisure – 1.7%
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,209	137,778
Biglari Holdings, Inc., Class B (A)	58	5,163
BJ's Restaurants, Inc.	418	12,306
Bloomin' Brands, Inc.	1,832	27,975
Bluegreen Vacations Corp.	1,663	8,149
Boyd Gaming Corp.	2,333	71,600
Brinker International, Inc.	773	33,023
Carnival Corp. (B)	10,991	166,843
Carrols Restaurant Group, Inc. (A)	1,021	6,585
Cedar Fair LP	1,175	32,982
Century Casinos, Inc. (A)	691	3,787
Chipotle Mexican Grill, Inc. (A)	573	712,646
Choice Hotels International, Inc.	1,159	99,628
Churchill Downs, Inc.	830	135,971
Chuy's Holdings, Inc. (A)	395	7,734
Cracker Barrel Old Country Store, Inc.	497	56,986
Darden Restaurants, Inc.	2,554	257,290
Dave & Buster's Entertainment, Inc.	654	9,915
Denny's Corp. (A)	1,245	12,450
Dine Brands Global, Inc.	348	18,997
Domino's Pizza, Inc.	801	340,649
Drive Shack, Inc. (A)	1,927	2,158
Dunkin' Brands Group, Inc.	1,632	133,677
El Pollo Loco Holdings, Inc. (A)	824	13,349
Everi Holdings, Inc. (A)	1,749	14,429
Extended Stay America, Inc.	3,946	47,155
Fiesta Restaurant Group, Inc. (A)	709	6,643
Golden Entertainment, Inc. (A)	617	8,533
Hilton Grand Vacations, Inc. (A)	1,803	37,827
Hilton Worldwide Holdings, Inc.	5,532	471,990
Hyatt Hotels Corp., Class A (B)	2,075	110,743
Jack in the Box, Inc.	490	38,862
Kura Sushi USA, Inc., Class A (A)	52	681
Las Vegas Sands Corp.	15,441	720,477
Marriott International, Inc., Class A	6,622	613,065
Marriott Vacations Worldwide Corp.	878	79,731
McDonald's Corp.	15,046	3,302,447
MGM Resorts International	10,555	229,571
Monarch Casino & Resort, Inc. (A)	382	17,037
Nathan's Famous, Inc.	100	5,125
Noodles & Company (A)	1,045	7,179
Norwegian Cruise Line Holdings, Ltd. (A)	4,439	75,951
Papa John's International, Inc.	670	55,128
Penn National Gaming, Inc. (A)	2,435	177,025
Planet Fitness, Inc., Class A (A)	1,884	116,092
PlayAGS, Inc. (A)	812	2,874
Potbelly Corp. (A)	229	868
RCI Hospitality Holdings, Inc.	238	4,855
Red Lion Hotels Corp. (A)	182	391
Red Robin Gourmet Burgers, Inc. (A)	308	4,053
Red Rock Resorts, Inc., Class A	2,475	42,323
Restaurant Brands International LP	82	4,663
Royal Caribbean Cruises, Ltd.	4,371	282,935
Ruth's Hospitality Group, Inc.	679	7,510
Scientific Games Corp. (A)	1,986	69,331
SeaWorld Entertainment, Inc. (A)	1,657	32,676

272

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Shake Shack, Inc., Class A (A)	792	$51,068
Six Flags Entertainment Corp.	1,773	35,992
Starbucks Corp.	23,779	2,043,092
Target Hospitality Corp. (A)	2,412	2,943
Texas Roadhouse, Inc.	1,460	88,753
The Cheesecake Factory, Inc.	940	26,076
The Wendy's Company	4,702	104,831
Town Sports International Holdings, Inc. (A)	257	18
Twin River Worldwide Holdings, Inc.	719	18,888
Vail Resorts, Inc.	837	179,093
Wingstop, Inc.	618	84,450
Wyndham Destinations, Inc.	1,894	58,259
Wyndham Hotels & Resorts, Inc.	1,985	100,243
Wynn Resorts, Ltd.	2,242	160,998
Yum! Brands, Inc.	6,090	556,017
		12,406,561
Household durables – 0.5%
Bassett Furniture Industries, Inc.	298	4,077
Beazer Homes USA, Inc. (A)	757	9,992
Cavco Industries, Inc. (A)	196	35,341
Century Communities, Inc. (A)	679	28,742
D.R. Horton, Inc.	7,453	563,670
Ethan Allen Interiors, Inc.	592	8,016
Flexsteel Industries, Inc.	230	5,520
GoPro, Inc., Class A (A)	3,474	15,737
Green Brick Partners, Inc. (A)	1,182	19,030
Hamilton Beach Brands Holding Company, Class A	354	6,885
Hamilton Beach Brands Holding Company, Class B	241	4,687
Helen of Troy, Ltd. (A)	524	101,404
Hooker Furniture Corp.	271	7,000
Hovnanian Enterprises, Inc., Class A (A)	148	4,813
Installed Building Products, Inc. (A)	636	64,713
iRobot Corp. (A)	605	45,920
KB Home	1,848	70,945
La-Z-Boy, Inc.	986	31,187
Legacy Housing Corp. (A)	580	7,934
Leggett & Platt, Inc.	2,764	113,794
Lennar Corp., A Shares	6,231	508,948
Lennar Corp., B Shares	159	10,440
M/I Homes, Inc. (A)	609	28,044
MDC Holdings, Inc.	1,315	61,937
Meritage Homes Corp. (A)	797	87,981
Mohawk Group Holdings, Inc. (A)	155	1,279
Mohawk Industries, Inc. (A)	1,468	143,262
Newell Brands, Inc.	8,877	152,329
NVR, Inc. (A)	70	285,818
PulteGroup, Inc.	5,495	254,364
Purple Innovation, Inc. (A)	922	22,921
Skyline Champion Corp. (A)	1,218	32,606
Sonos, Inc. (A)	2,332	35,400
Taylor Morrison Home Corp. (A)	2,853	70,155
Tempur Sealy International, Inc. (A)	1,134	101,141
The Lovesac Company (A)	354	9,809
Toll Brothers, Inc.	2,642	128,560
TopBuild Corp. (A)	712	121,531
TRI Pointe Group, Inc. (A)	2,906	52,715
Tupperware Brands Corp. (A)	1,115	22,478
Turtle Beach Corp. (A)	120	2,184
Universal Electronics, Inc. (A)	312	11,775
VOXX International Corp. (A)	1,072	8,244
Whirlpool Corp.	1,286	236,483
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
ZAGG, Inc. (A)	742	$2,078
		3,541,889
Internet and direct marketing retail – 5.0%
1-800-Flowers.com, Inc., Class A (A)	1,394	34,766
Amazon.com, Inc. (A)	10,144	31,940,717
Booking Holdings, Inc. (A)	833	1,424,996
CarParts.com, Inc. (A)	189	2,043
Chewy, Inc., Class A (A)(B)	8,325	456,460
Duluth Holdings, Inc., Class B (A)	700	8,554
eBay, Inc.	14,338	747,010
Etsy, Inc. (A)	2,479	301,521
Expedia Group, Inc.	3,001	275,162
Groupon, Inc. (A)	624	12,730
GrubHub, Inc. (A)	1,918	138,729
Lands' End, Inc. (A)	743	9,681
Leaf Group, Ltd. (A)	311	1,561
Liquidity Services, Inc. (A)	965	7,199
Magnite, Inc. (A)	1,986	13,793
Overstock.com, Inc. (A)	682	49,547
PetMed Express, Inc.	456	14,419
Quotient Technology, Inc. (A)	1,851	13,660
Qurate Retail, Inc., Series A	8,670	62,251
Remark Holdings, Inc. (A)	166	194
Revolve Group, Inc. (A)	1,471	24,169
Shutterstock, Inc.	747	38,874
Stamps.com, Inc. (A)	358	86,260
Stitch Fix, Inc., Class A (A)(B)	2,150	58,330
The RealReal, Inc. (A)	1,823	26,379
Wayfair, Inc., Class A (A)(B)	1,949	567,178
		36,316,183
Leisure products – 0.2%
Acushnet Holdings Corp.	1,579	53,070
American Outdoor Brands, Inc. (A)	307	4,000
Brunswick Corp.	1,705	100,442
Callaway Golf Company	1,981	37,916
Clarus Corp.	526	7,427
Escalade, Inc.	418	7,645
Hasbro, Inc.	2,777	229,713
Johnson Outdoors, Inc., Class A	217	17,770
Malibu Boats, Inc., Class A (A)	437	21,658
Marine Products Corp.	742	11,605
MasterCraft Boat Holdings, Inc. (A)	441	7,713
Mattel, Inc. (A)	7,297	85,375
Nautilus, Inc. (A)	464	7,962
Peloton Interactive, Inc., Class A (A)	5,844	579,959
Polaris, Inc.	1,274	120,189
Smith & Wesson Brands, Inc.	1,231	19,105
Sturm Ruger & Company, Inc.	342	20,917
Vista Outdoor, Inc. (A)	1,284	25,911
YETI Holdings, Inc. (A)	1,811	82,075
		1,440,452
Multiline retail – 0.5%
Big Lots, Inc.	827	36,884
Dillard's, Inc., Class A (B)	529	19,319
Dollar General Corp.	5,112	1,071,577
Dollar Tree, Inc. (A)	4,838	441,903
Kohl's Corp.	3,271	60,612
Macy's, Inc. (B)	6,460	36,822
Nordstrom, Inc. (B)	3,244	38,668
Ollie's Bargain Outlet Holdings, Inc. (A)	1,336	116,700
Target Corp.	10,162	1,599,702
		3,422,187
Specialty retail – 2.4%
Aaron's, Inc.	1,414	80,103

273

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Abercrombie & Fitch Company, Class A	1,358	$18,917
Advance Auto Parts, Inc.	1,415	217,203
American Eagle Outfitters, Inc. (B)	3,537	52,383
America's Car-Mart, Inc. (A)	119	10,101
Asbury Automotive Group, Inc. (A)	403	39,272
Ascena Retail Group, Inc. (A)	104	32
At Home Group, Inc. (A)	1,302	19,348
AutoNation, Inc. (A)	1,764	93,369
AutoZone, Inc. (A)	470	553,491
Barnes & Noble Education, Inc. (A)	1,248	3,220
Bed Bath & Beyond, Inc.	2,718	40,716
Best Buy Company, Inc.	5,294	589,169
Blink Charging Company (A)(B)	102	1,052
Boot Barn Holdings, Inc. (A)	611	17,194
Build-A-Bear Workshop, Inc. (A)	44	110
Burlington Stores, Inc. (A)	1,352	278,634
Caleres, Inc.	889	8,499
Camping World Holdings, Inc., Class A	1,893	56,317
CarMax, Inc. (A)	3,344	307,347
Carvana Company (A)	3,183	710,000
Chico's FAS, Inc.	2,691	2,617
Citi Trends, Inc.	286	7,144
Conn's, Inc. (A)	510	5,396
Designer Brands, Inc., Class A	1,564	8,493
Dick's Sporting Goods, Inc.	1,834	106,152
Express, Inc. (A)	1,680	1,025
Five Below, Inc. (A)	1,162	147,574
Floor & Decor Holdings, Inc., Class A (A)	2,115	158,202
Foot Locker, Inc.	2,231	73,690
GameStop Corp., Class A (A)(B)	1,509	15,392
Genesco, Inc. (A)	319	6,871
GNC Holdings, Inc., Class A (A)	1,564	182
Group 1 Automotive, Inc.	389	34,384
Guess?, Inc.	1,387	16,117
Haverty Furniture Companies, Inc.	468	9,800
Hibbett Sports, Inc. (A)	399	15,649
Hudson, Ltd., Class A (A)	2,006	15,246
L Brands, Inc.	5,775	183,703
Lithia Motors, Inc., Class A	485	110,551
LMP Automotive Holdings, Inc. (A)	97	2,633
Lowe's Companies, Inc.	15,380	2,550,927
Lumber Liquidators Holdings, Inc. (A)	701	15,457
MarineMax, Inc. (A)	503	12,912
Monro, Inc.	705	28,602
Murphy USA, Inc. (A)	598	76,705
National Vision Holdings, Inc. (A)	1,673	63,976
O'Reilly Automotive, Inc. (A)	1,504	693,464
Party City Holdco, Inc. (A)	1,740	4,524
Penske Automotive Group, Inc.	1,634	77,876
Rent-A-Center, Inc.	1,196	35,748
RH (A)	398	152,283
Ross Stores, Inc.	7,209	672,744
Sally Beauty Holdings, Inc. (A)	2,432	21,134
Shoe Carnival, Inc.	302	10,141
Signet Jewelers, Ltd.	1,125	21,038
Sleep Number Corp. (A)	608	29,737
Sonic Automotive, Inc., Class A	881	35,381
Sportsman's Warehouse Holdings, Inc. (A)	611	8,743
Tailored Brands, Inc. (A)	869	88
The Buckle, Inc.	978	19,941
The Cato Corp., Class A	560	4,379
The Children's Place, Inc.	330	9,356
The Container Store Group, Inc. (A)	658	4,086
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Gap, Inc.	7,796	$132,766
The Home Depot, Inc.	21,852	6,068,519
The Michaels Companies, Inc. (A)	2,772	26,764
The ODP Corp.	9,092	176,839
The TJX Companies, Inc.	24,291	1,351,794
Tiffany & Company	2,492	288,698
Tilly's, Inc., Class A	701	4,227
Tractor Supply Company	2,378	340,863
TravelCenters of America, Inc. (A)	95	1,856
Ulta Beauty, Inc. (A)	1,162	260,265
Urban Outfitters, Inc. (A)	2,057	42,806
Williams-Sonoma, Inc.	1,610	145,608
Winmark Corp.	75	12,914
Zumiez, Inc. (A)	551	15,329
		17,435,788
Textiles, apparel and luxury goods – 0.8%
Carter's, Inc.	834	72,208
Columbia Sportswear Company	1,175	102,202
Crocs, Inc. (A)	1,447	61,830
Culp, Inc.	350	4,347
Deckers Outdoor Corp. (A)	557	122,546
Fossil Group, Inc. (A)	1,160	6,658
G-III Apparel Group, Ltd. (A)	1,025	13,438
Hanesbrands, Inc.	7,084	111,573
Kontoor Brands, Inc.	1,195	28,919
Levi Strauss & Company, Class A (B)	7,995	107,133
Movado Group, Inc.	510	5,069
NIKE, Inc., Class B	31,433	3,946,099
Oxford Industries, Inc.	352	14,207
PVH Corp.	1,528	91,130
Ralph Lauren Corp.	1,453	98,760
Rocky Brands, Inc.	193	4,792
Skechers U.S.A., Inc., Class A (A)	3,270	98,819
Steven Madden, Ltd.	1,653	32,234
Superior Group of Companies, Inc.	407	9,455
Tapestry, Inc.	5,751	89,888
Under Armour, Inc., Class A (A)	9,445	106,067
Unifi, Inc. (A)	438	5,624
Vera Bradley, Inc. (A)	773	4,723
VF Corp.	7,806	548,372
Vince Holding Corp. (A)	138	747
Wolverine World Wide, Inc.	1,702	43,980
		5,730,820
		92,875,434
Consumer staples – 7.0%
Beverages – 1.6%
Brown-Forman Corp., Class B	9,683	729,324
Celsius Holdings, Inc. (A)	1,510	34,292
Coca-Cola Consolidated, Inc.	196	47,173
Constellation Brands, Inc., Class A	3,866	732,646
Craft Brew Alliance, Inc. (A)	449	7,413
Crimson Wine Group, Ltd. (A)	725	3,589
Eastside Distilling, Inc. (A)	137	156
Keurig Dr. Pepper, Inc.	28,917	798,109
MGP Ingredients, Inc.	345	13,710
Molson Coors Beverage Company, Class B	4,246	142,496
Monster Beverage Corp. (A)	10,753	862,391
National Beverage Corp. (A)(B)	995	67,670
NewAge, Inc. (A)(B)	1,610	2,785
PepsiCo, Inc.	28,067	3,890,086
Primo Water Corp.	546	7,753
Reed's, Inc. (A)	695	645

274

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Boston Beer Company, Inc., Class A (A)	251	$221,723
The Coca-Cola Company	87,236	4,306,841
		11,868,802
Food and staples retailing – 1.9%
BJ's Wholesale Club Holdings, Inc. (A)	2,868	119,165
Casey's General Stores, Inc.	729	129,507
Costco Wholesale Corp.	8,950	3,177,250
Grocery Outlet Holding Corp. (A)	1,883	74,040
HF Foods Group, Inc. (A)(B)	1,021	6,749
Ingles Markets, Inc., Class A	443	16,852
Natural Grocers by Vitamin Cottage, Inc.	601	5,926
Performance Food Group Company (A)	2,332	80,734
PriceSmart, Inc.	644	42,794
Rite Aid Corp. (A)(B)	1,197	11,360
SpartanNash Company	869	14,208
Sprouts Farmers Market, Inc. (A)	2,519	52,723
Sysco Corp.	10,416	648,084
The Andersons, Inc.	755	14,473
The Chefs' Warehouse, Inc. (A)	665	9,669
The Kroger Company	16,005	542,730
United Natural Foods, Inc. (A)	1,210	17,993
US Foods Holding Corp. (A)	4,564	101,412
Village Super Market, Inc., Class A	374	9,204
Walgreens Boots Alliance, Inc.	17,605	632,372
Walmart, Inc.	57,486	8,042,866
Weis Markets, Inc.	558	26,784
		13,776,895
Food products – 1.2%
Alico, Inc.	195	5,581
Archer-Daniels-Midland Company	11,038	513,157
B&G Foods, Inc. (B)	1,345	37,351
Beyond Meat, Inc. (A)	1,287	213,719
Bunge, Ltd.	2,963	135,409
Calavo Growers, Inc.	372	24,652
Cal-Maine Foods, Inc. (A)	980	37,603
Campbell Soup Company	6,197	299,749
Conagra Brands, Inc.	10,030	358,171
Darling Ingredients, Inc. (A)	3,439	123,907
Farmer Brothers Company (A)	458	2,024
Flowers Foods, Inc.	4,276	104,035
Fresh Del Monte Produce, Inc.	1,036	23,745
Freshpet, Inc. (A)	763	85,189
General Mills, Inc.	12,294	758,294
Hormel Foods Corp.	10,823	529,136
Hostess Brands, Inc. (A)	2,739	33,772
Ingredion, Inc.	1,268	95,962
J&J Snack Foods Corp.	393	51,243
John B. Sanfilippo & Son, Inc.	247	18,619
Kellogg Company	6,910	446,317
Lamb Weston Holdings, Inc.	3,040	201,461
Lancaster Colony Corp.	557	99,592
Landec Corp. (A)	729	7,086
Limoneira Company	402	5,749
McCormick & Company, Inc.	2,710	526,011
Mondelez International, Inc., Class A	28,744	1,651,343
Pilgrim's Pride Corp. (A)	4,994	74,735
Post Holdings, Inc. (A)	1,454	125,044
RiceBran Technologies (A)	840	353
Sanderson Farms, Inc.	465	54,856
Seaboard Corp.	21	59,570
Seneca Foods Corp., Class A (A)	231	8,254
The Hain Celestial Group, Inc. (A)	2,206	75,666
The Hershey Company	4,180	599,161
The J.M. Smucker Company	2,214	255,761
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Kraft Heinz Company	24,934	$746,773
The Simply Good Foods Company (A)	1,921	42,358
Tootsie Roll Industries, Inc.	1,317	40,695
TreeHouse Foods, Inc. (A)	1,183	47,947
Tyson Foods, Inc., Class A	7,335	436,286
		8,956,336
Household products – 1.5%
Central Garden & Pet Company, Class A (A)	1,200	43,368
Church & Dwight Company, Inc.	5,002	468,737
Colgate-Palmolive Company	17,338	1,337,627
Energizer Holdings, Inc.	1,450	56,753
Kimberly-Clark Corp.	6,839	1,009,847
Oil-Dri Corp. of America	183	6,546
Reynolds Consumer Products, Inc.	1,546	47,339
Spectrum Brands Holdings, Inc.	1,030	58,875
The Clorox Company	2,580	542,239
The Procter & Gamble Company	50,219	6,979,939
WD-40 Company	246	46,570
		10,597,840
Personal products – 0.3%
BellRing Brands, Inc., Class A (A)	593	12,299
Coty, Inc., Class A	15,881	42,879
Edgewell Personal Care Company (A)	1,170	32,620
elf Beauty, Inc. (A)	1,098	20,170
Herbalife Nutrition, Ltd. (A)	3,084	143,869
Inter Parfums, Inc.	645	24,091
Lifevantage Corp. (A)	377	4,550
Medifast, Inc.	247	40,619
Nature's Sunshine Products, Inc. (A)	585	6,768
Nu Skin Enterprises, Inc., Class A	1,184	59,307
Revlon, Inc., Class A (A)(B)	1,150	7,268
The Estee Lauder Companies, Inc., Class A	7,334	1,600,646
USANA Health Sciences, Inc. (A)	464	34,174
Veru, Inc. (A)	1,088	2,851
Youngevity International, Inc. (A)	349	210
		2,032,321
Tobacco – 0.5%
22nd Century Group, Inc. (A)	3,359	2,152
Altria Group, Inc.	37,760	1,459,046
Philip Morris International, Inc.	31,618	2,371,034
Turning Point Brands, Inc.	443	12,360
Universal Corp.	529	22,155
Vector Group, Ltd.	3,163	30,649
		3,897,396
		51,129,590
Energy – 2.2%
Energy equipment and services – 0.2%
Archrock, Inc.	3,041	16,361
Aspen Aerogels, Inc. (A)	761	8,333
Baker Hughes Company	20,943	278,332
Bristow Group, Inc. (A)	201	4,271
Cactus, Inc., Class A	1,614	30,973
ChampionX Corp. (A)	1,683	13,447
Covia Holdings Corp. (A)	3,030	36
CSI Compressco LP	223	196
DMC Global, Inc.	314	10,343
Dril-Quip, Inc. (A)	785	19,437
Exterran Corp. (A)	904	3,761
Forum Energy Technologies, Inc. (A)	1,711	940
FTS International, Inc. (A)(B)	88	292
Geospace Technologies Corp. (A)	366	2,262

275

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Halliburton Company	18,380	$221,479
Helix Energy Solutions Group, Inc. (A)	3,143	7,575
Helmerich & Payne, Inc.	2,298	33,666
Hi-Crush, Inc. (A)	2,374	66
ION Geophysical Corp. (A)	211	317
KLX Energy Services Holdings, Inc. (A)	61	253
Liberty Oilfield Services, Inc., Class A	2,453	19,599
Mammoth Energy Services, Inc. (A)	623	997
Matrix Service Company (A)	663	5,536
Nabors Industries, Ltd.	193	4,717
National Energy Services Reunited Corp. (A)	1,945	12,409
National Oilwell Varco, Inc.	8,165	73,975
NCS Multistage Holdings, Inc. (A)	370	220
Newpark Resources, Inc. (A)	2,201	2,311
NexTier Oilfield Solutions, Inc. (A)	4,501	8,327
Nine Energy Service, Inc. (A)	818	924
Oceaneering International, Inc. (A)	2,236	7,871
Oil States International, Inc. (A)	1,360	3,713
Patterson-UTI Energy, Inc.	4,413	12,577
ProPetro Holding Corp. (A)	1,939	7,872
Ranger Energy Services, Inc. (A)	120	313
RigNet, Inc. (A)	213	873
RPC, Inc. (A)	4,420	11,669
Schlumberger NV	28,930	450,151
SEACOR Holdings, Inc. (A)	468	13,609
SEACOR Marine Holdings, Inc. (A)	576	1,169
Select Energy Services, Inc., Class A (A)	2,472	9,492
Smart Sand, Inc. (A)	637	834
Solaris Oilfield Infrastructure, Inc., Class A	1,111	7,044
Superior Energy Services, Inc. (A)	421	153
TETRA Technologies, Inc. (A)	3,291	1,681
Tidewater, Inc. (A)	820	5,502
USA Compression Partners LP	2,120	21,221
		1,337,099
Oil, gas and consumable fuels – 2.0%
Adams Resources & Energy, Inc.	159	3,164
Alliance Resource Partners LP	2,793	7,737
Amplify Energy Corp.	691	589
Antero Midstream Corp.	10,691	57,411
Antero Resources Corp. (A)(B)	6,209	17,075
Apache Corp.	7,916	74,965
Arch Resources, Inc.	237	10,068
Black Stone Minerals LP	4,760	29,226
Blueknight Energy Partners LP	187	288
Bonanza Creek Energy, Inc. (A)	138	2,594
BP Midstream Partners LP	1,216	12,051
Brigham Minerals, Inc., Class A	1,168	10,419
Cabot Oil & Gas Corp.	8,071	140,113
California Resources Corp. (A)	1,117	97
Callon Petroleum Company (A)	748	3,605
Calumet Specialty Products Partners LP (A)	1,998	5,095
Centennial Resource Development, Inc., Class A (A)	5,329	3,210
Centrus Energy Corp., Class A (A)	81	678
Cheniere Energy, Inc. (A)	5,183	239,817
Chesapeake Energy Corp. (A)	197	802
Chevron Corp.	37,798	2,721,456
Cimarex Energy Company	2,170	52,796
Clean Energy Fuels Corp. (A)	4,677	11,599
CNX Resources Corp. (A)	4,966	46,880
Comstock Resources, Inc. (A)	3,787	16,587
Concho Resources, Inc.	4,205	185,525
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
ConocoPhillips	21,841	$717,258
CONSOL Coal Resources LP	430	1,432
CONSOL Energy, Inc. (A)	499	2,211
Contango Oil & Gas Company (A)	2,538	3,401
Continental Resources, Inc.	7,747	95,133
Crestwood Equity Partners LP	1,581	19,699
CrossAmerica Partners LP	693	10,305
DCP Midstream LP	3,986	44,524
Delek Logistics Partners LP	486	13,783
Delek US Holdings, Inc.	1,558	17,341
Devon Energy Corp.	8,114	76,758
Diamond S Shipping, Inc. (A)	946	6,499
Diamondback Energy, Inc.	3,361	101,233
Dorchester Minerals LP	821	8,481
Dorian LPG, Ltd. (A)	943	7,553
Enable Midstream Partners LP	9,301	38,506
Energy Transfer LP	55,113	298,712
EnLink Midstream LLC (A)	10,548	24,788
Enterprise Products Partners LP	43,998	694,728
Enviva Partners LP	728	29,309
EOG Resources, Inc.	11,970	430,202
EQT Corp.	5,432	70,236
Equitrans Midstream Corp. (B)	9,307	78,737
Evolution Petroleum Corp.	1,062	2,379
Extraction Oil & Gas, Inc. (A)	2,891	168
Exxon Mobil Corp.	85,767	2,944,381
Genesis Energy LP	2,697	12,137
Global Partners LP	828	10,855
Green Plains Partners LP	503	3,521
Green Plains, Inc. (A)	849	13,143
Gulfport Energy Corp. (A)	2,308	1,217
Hallador Energy Company	615	401
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	6,386	261,379
Hess Midstream LP, Class A	701	10,585
HighPoint Resources Corp. (A)	3,996	919
Holly Energy Partners LP	2,226	27,001
HollyFrontier Corp.	3,388	66,777
Kimbell Royalty Partners LP	1,094	6,684
Kinder Morgan, Inc.	45,963	566,724
Laredo Petroleum, Inc. (A)	213	2,087
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	4,414	150,959
Magnolia Oil & Gas Corp., Class A (A)	5,625	29,081
Marathon Oil Corp.	16,893	69,092
Marathon Petroleum Corp.	13,550	397,557
Martin Midstream Partners LP	1,127	1,319
Matador Resources Company (A)	2,421	19,997
Montage Resources Corp. (A)	565	2,480
MPLX LP	22,110	348,011
Murphy Oil Corp.	3,357	29,944
NACCO Industries, Inc., Class A	187	3,405
Natural Resource Partners LP	290	3,457
New Fortress Energy, Inc.	3,618	159,228
Noble Energy, Inc.	10,081	86,193
Noble Midstream Partners LP	1,668	12,210
Northern Oil and Gas, Inc. (A)	765	4,391
NuStar Energy LP	2,314	24,575
Oasis Midstream Partners LP	640	3,968
Oasis Petroleum, Inc. (A)	6,234	1,746
Occidental Petroleum Corp.	18,678	186,967
ONEOK, Inc.	8,642	224,519
Overseas Shipholding Group, Inc., Class A (A)	1,005	2,151
Panhandle Oil and Gas, Inc., Class A	460	658

276

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Parsley Energy, Inc., Class A	7,905	$73,991
PBF Energy, Inc., Class A	2,549	14,504
PBF Logistics LP	1,384	11,280
PDC Energy, Inc. (A)	2,080	25,782
Peabody Energy Corp.	2,003	4,607
Penn Virginia Corp. (A)	209	2,059
Phillips 66	8,912	461,998
Phillips 66 Partners LP	4,581	105,546
Pioneer Natural Resources Company	3,377	290,388
Plains All American Pipeline LP	15,228	91,063
Plains GP Holdings LP, Class A (A)	3,615	22,015
QEP Resources, Inc.	4,939	4,459
Range Resources Corp.	5,163	34,179
Rattler Midstream LP	2,920	17,374
Renewable Energy Group, Inc. (A)	765	40,866
REX American Resources Corp. (A)	157	10,301
SandRidge Energy, Inc. (A)	76	125
SFL Corp., Ltd.	2,278	17,062
Shell Midstream Partners LP	4,939	46,723
SM Energy Company	2,203	3,503
Southwestern Energy Company (A)	10,456	24,572
Sprague Resources LP	617	9,335
Summit Midstream Partners LP	1,801	1,178
Sunoco LP	2,114	51,560
Talos Energy, Inc. (A)	1,089	7,024
Targa Resources Corp.	4,895	68,677
TC PipeLines LP	1,444	36,938
Teekay Corp. (A)(B)	2,383	5,314
Tellurian, Inc. (A)	5,218	4,158
The Williams Companies, Inc.	24,957	490,405
Torchlight Energy Resources, Inc. (A)	1,067	277
Uranium Energy Corp. (A)	5,616	5,598
USD Partners LP	760	2,402
VAALCO Energy, Inc. (A)	451	451
Valero Energy Corp.	8,383	363,152
Viper Energy Partners LP	3,095	23,274
W&T Offshore, Inc. (A)(B)	3,249	5,848
Western Midstream Partners LP	9,453	75,624
Westwater Resources, Inc. (A)	290	728
World Fuel Services Corp.	1,316	27,886
WPX Energy, Inc. (A)	8,802	43,130
		14,662,423
		15,999,522
Financials – 9.8%
Banks – 3.3%
1st Source Corp.	559	17,240
Allegiance Bancshares, Inc.	511	11,942
Altabancorp	486	9,778
Amerant Bancorp, Inc. (A)	977	9,096
American National Bankshares, Inc.	218	4,561
Ameris Bancorp	1,477	33,646
Ames National Corp.	260	4,391
Arrow Financial Corp.	431	10,802
Associated Banc-Corp.	3,371	42,542
Atlantic Union Bankshares Corp.	1,721	36,778
Banc of California, Inc.	1,198	12,124
BancFirst Corp.	701	28,629
BancorpSouth Bank	2,204	42,714
Bank of America Corp.	176,549	4,253,065
Bank of Hawaii Corp.	724	36,576
Bank of Marin Bancorp	328	9,499
Bank OZK	2,740	58,417
BankFinancial Corp.	481	3,473
BankUnited, Inc.	1,987	43,535
Bankwell Financial Group, Inc.	211	2,986
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banner Corp.	760	$24,518
Bar Harbor Bankshares	435	8,939
BayCom Corp. (A)	336	3,461
BCB Bancorp, Inc.	577	4,616
Berkshire Hills Bancorp, Inc.	1,082	10,939
BOK Financial Corp.	1,468	75,617
Boston Private Financial Holdings, Inc.	1,849	10,206
Bridge Bancorp, Inc.	524	9,133
Brookline Bancorp, Inc.	1,813	15,673
Bryn Mawr Bank Corp.	470	11,689
Business First Bancshares, Inc.	293	4,395
Byline Bancorp, Inc.	825	9,306
C&F Financial Corp.	106	3,148
Cadence BanCorp	2,753	23,648
Cambridge Bancorp	93	4,944
Camden National Corp.	400	12,090
Capital City Bank Group, Inc.	465	8,737
Capstar Financial Holdings, Inc.	374	3,669
Cathay General Bancorp	1,390	30,135
CBTX, Inc.	597	9,755
Central Pacific Financial Corp.	579	7,857
Central Valley Community Bancorp	357	4,409
Century Bancorp, Inc., Class A	144	9,467
Chemung Financial Corp.	161	4,648
CIT Group, Inc.	1,914	33,897
Citigroup, Inc.	42,245	1,821,182
Citizens & Northern Corp.	324	5,262
Citizens Financial Group, Inc.	8,994	227,368
City Holding Company	404	23,274
Civista Bancshares, Inc.	342	4,282
CNB Financial Corp.	426	6,335
Codorus Valley Bancorp, Inc.	267	3,498
Columbia Banking System, Inc.	1,531	36,514
Comerica, Inc.	3,016	115,362
Commerce Bancshares, Inc.	2,031	114,325
Community Bank System, Inc.	1,081	58,871
Community Trust Bancorp, Inc.	310	8,761
ConnectOne Bancorp, Inc.	882	12,410
County Bancorp, Inc.	219	4,117
CrossFirst Bankshares, Inc. (A)	287	2,494
Cullen/Frost Bankers, Inc.	1,314	84,030
Customers Bancorp, Inc. (A)	739	8,277
CVB Financial Corp.	2,808	46,697
Dime Community Bancshares, Inc.	619	7,001
Eagle Bancorp, Inc.	558	14,949
East West Bancorp, Inc.	2,845	93,145
Enterprise Bancorp, Inc.	327	6,874
Enterprise Financial Services Corp.	619	16,880
Equity Bancshares, Inc., Class A (A)	331	5,131
Esquire Financial Holdings, Inc. (A)	291	4,365
Farmers & Merchants Bancorp, Inc.	233	4,662
FB Financial Corp.	964	24,216
Fidelity D&D Bancorp, Inc.	112	5,456
Fifth Third Bancorp	14,546	310,121
Financial Institutions, Inc.	417	6,422
First Bancorp (North Carolina)	687	14,379
First Bancorp (Puerto Rico)	3,172	16,558
First Busey Corp.	1,265	20,101
First Choice Bancorp	327	4,346
First Citizens BancShares, Inc., Class A	156	49,730
First Commonwealth Financial Corp.	2,106	16,300
First Community Bankshares, Inc.	247	4,458
First Financial Bancorp	2,135	25,631
First Financial Bankshares, Inc.	2,882	80,437
First Financial Corp.	338	10,613

277

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Northwest, Inc.	388	$3,539
First Hawaiian, Inc.	2,646	38,288
First Horizon National Corp.	11,597	109,360
First Internet Bancorp	224	3,300
First Interstate BancSystem, Inc., Class A	1,351	43,029
First Merchants Corp.	1,185	27,445
First Midwest Bancorp, Inc.	2,364	25,484
First Republic Bank	3,501	381,819
Flushing Financial Corp.	465	4,892
FNB Corp.	6,497	44,050
Fulton Financial Corp.	3,475	32,422
FVCBankcorp, Inc. (A)	432	4,320
German American Bancorp, Inc.	635	17,234
Glacier Bancorp, Inc.	1,839	58,940
Great Southern Bancorp, Inc.	369	13,365
Great Western Bancorp, Inc.	1,212	15,089
Guaranty Bancshares, Inc.	253	6,297
Hancock Whitney Corp.	1,856	34,911
Hanmi Financial Corp.	645	5,295
HarborOne Bancorp, Inc.	1,624	13,106
Heartland Financial USA, Inc.	771	23,126
Heritage Commerce Corp.	1,034	6,881
Heritage Financial Corp.	813	14,951
Hilltop Holdings, Inc.	1,959	40,316
Home BancShares, Inc.	3,528	53,484
Hope Bancorp, Inc.	2,740	20,783
Horizon Bancorp, Inc.	951	9,596
Huntington Bancshares, Inc.	21,450	196,697
Independent Bank Corp. (Massachusetts)	730	38,237
Independent Bank Corp. (Michigan)	561	7,052
Independent Bank Group, Inc.	910	40,204
International Bancshares Corp.	1,166	30,386
Investar Holding Corp.	319	4,090
Investors Bancorp, Inc.	5,218	37,883
JPMorgan Chase & Co.	61,825	5,951,893
KeyCorp	20,441	243,861
Lakeland Bancorp, Inc.	1,308	13,015
Lakeland Financial Corp.	529	21,795
Live Oak Bancshares, Inc.	1,032	26,141
M&T Bank Corp.	2,494	229,672
Macatawa Bank Corp.	926	6,047
Mercantile Bank Corp.	434	7,821
Metropolitan Bank Holding Corp. (A)	184	5,152
Midland States Bancorp, Inc.	539	6,926
MidWestOne Financial Group, Inc.	336	6,004
MVB Financial Corp.	370	5,909
National Bank Holdings Corp., Class A	721	18,926
National Bankshares, Inc.	188	4,762
NBT Bancorp, Inc.	647	17,353
Northrim BanCorp, Inc.	222	5,659
Norwood Financial Corp.	211	5,132
OceanFirst Financial Corp.	1,155	15,812
OFG Bancorp	1,197	14,915
Old National Bancorp	3,532	44,362
Old Point Financial Corp.	183	2,772
Old Second Bancorp, Inc.	816	6,116
Origin Bancorp, Inc.	516	11,022
Pacific Mercantile Bancorp (A)	820	3,050
Pacific Premier Bancorp, Inc.	1,278	25,739
PacWest Bancorp	2,507	42,820
Park National Corp.	210	17,212
Peapack-Gladstone Financial Corp.	485	7,348
Penns Woods Bancorp, Inc.	222	4,407
Peoples Bancorp of North Carolina, Inc.	237	3,657
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Peoples Bancorp, Inc.	508	$9,698
People's United Financial, Inc.	8,140	83,923
Pinnacle Financial Partners, Inc.	1,509	53,705
Popular, Inc.	1,174	42,581
Preferred Bank	341	10,953
Premier Financial Bancorp, Inc.	466	5,033
Prosperity Bancshares, Inc.	1,841	95,419
QCR Holdings, Inc.	353	9,676
RBB Bancorp	407	4,615
Red River Bancshares, Inc.	155	6,665
Regions Financial Corp.	20,141	232,226
Renasant Corp.	1,124	25,537
Republic Bancorp, Inc., Class A	425	11,968
Republic First Bancorp, Inc. (A)	1,584	3,136
S&T Bancorp, Inc.	768	13,586
Sandy Spring Bancorp, Inc.	750	17,310
Seacoast Banking Corp. of Florida (A)	1,186	21,384
ServisFirst Bancshares, Inc.	1,156	39,339
Shore Bancshares, Inc.	488	5,358
Sierra Bancorp	373	6,263
Signature Bank	1,075	89,214
Simmons First National Corp., Class A	2,185	34,643
South Plains Financial, Inc.	426	5,287
South State Corp.	1,520	73,188
Southern First Bancshares, Inc. (A)	207	4,999
Southern National Bancorp of Virginia, Inc.	655	5,685
Southside Bancshares, Inc.	820	20,033
Spirit of Texas Bancshares, Inc. (A)	334	3,727
Sterling Bancorp	4,249	44,699
Stock Yards Bancorp, Inc.	419	14,263
Summit Financial Group, Inc.	334	4,947
SVB Financial Group (A)	1,054	253,613
Synovus Financial Corp.	3,073	65,055
TCF Financial Corp.	3,225	75,336
Texas Capital Bancshares, Inc. (A)	1,066	33,185
The Bancorp, Inc. (A)	1,397	12,070
The Bank of Princeton	248	4,506
The First Bancorp, Inc.	302	6,366
The First of Long Island Corp.	648	9,597
The PNC Financial Services Group, Inc.	8,528	937,312
Tompkins Financial Corp.	330	18,747
Towne Bank	1,674	27,454
TriCo Bancshares	636	15,576
TriState Capital Holdings, Inc. (A)	738	9,771
Triumph Bancorp, Inc. (A)	556	17,314
Truist Financial Corp.	27,667	1,052,729
Trustmark Corp.	1,251	26,784
U.S. Bancorp	30,461	1,092,027
UMB Financial Corp.	1,020	49,990
Umpqua Holdings Corp.	4,684	49,744
United Bankshares, Inc.	2,146	46,075
United Community Banks, Inc.	1,695	28,696
Unity Bancorp, Inc.	355	4,111
Univest Financial Corp.	733	10,533
Valley National Bancorp	8,535	58,465
Veritex Holdings, Inc.	1,194	20,334
Washington Trust Bancorp, Inc.	335	10,271
Webster Financial Corp.	1,950	51,500
Wells Fargo & Company	83,136	1,954,527
WesBanco, Inc.	1,220	26,059
West Bancorporation, Inc.	463	7,334
Westamerica Bancorporation	387	21,033
Western Alliance Bancorp	2,145	67,825
Wintrust Financial Corp.	1,205	48,260

278

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Zions Bancorp NA	3,373	$98,559
		23,732,513
Capital markets – 2.7%
Affiliated Managers Group, Inc.	918	62,773
AllianceBernstein Holding LP	2,024	54,729
Ameriprise Financial, Inc.	2,472	380,960
Apollo Investment Corp. (B)	1,528	12,637
Ares Capital Corp.	9,043	126,150
Ares Management Corp., Class A	2,404	97,170
Artisan Partners Asset Management, Inc., Class A	1,655	64,528
Assetmark Financial Holdings, Inc. (A)	1,278	27,784
Associated Capital Group, Inc., Class A	454	16,403
Bain Capital Specialty Finance, Inc.	1,190	12,138
Barings BDC, Inc.	1,265	10,120
BGC Partners, Inc., Class A	7,348	17,635
BlackRock Capital Investment Corp.	2,009	4,902
BlackRock TCP Capital Corp.	1,134	11,125
BlackRock, Inc.	3,122	1,759,403
Blucora, Inc. (A)	1,076	10,136
Capital Southwest Corp.	445	6,252
Cboe Global Markets, Inc.	2,292	201,100
CME Group, Inc.	7,261	1,214,838
Cohen & Steers, Inc.	999	55,684
Cowen, Inc., Class A	420	6,833
Crescent Capital BDC, Inc.	132	1,683
Diamond Hill Investment Group, Inc.	83	10,485
Donnelley Financial Solutions, Inc. (A)	800	10,688
E*TRADE Financial Corp.	4,641	232,282
Eaton Vance Corp.	2,369	90,377
Ellington Financial, Inc.	880	10,789
Evercore, Inc., Class A	822	53,808
FactSet Research Systems, Inc.	774	259,197
Federated Hermes, Inc.	2,126	45,730
Fidus Investment Corp.	605	5,959
First Eagle Alternative Capital BDC, Inc.	925	2,294
Focus Financial Partners, Inc., Class A (A)	1,482	48,595
Franklin Resources, Inc.	10,070	204,925
FS KKR Capital Corp. (B)	2,679	42,489
GAMCO Investors, Inc., Class A	443	5,126
Garrison Capital, Inc.	717	2,739
Gladstone Capital Corp.	801	5,935
Gladstone Investment Corp.	797	7,253
Goldman Sachs BDC, Inc.	967	14,544
Golub Capital BDC, Inc.	1,363	18,046
Greenhill & Company, Inc.	314	3,564
Hamilton Lane, Inc., Class A	1,102	71,178
Hercules Capital, Inc.	2,271	26,275
Houlihan Lokey, Inc.	1,374	81,135
Interactive Brokers Group, Inc., Class A	1,612	77,908
Intercontinental Exchange, Inc.	11,063	1,106,853
Invesco, Ltd.	9,289	105,987
Lazard, Ltd., Class A	2,202	72,776
LPL Financial Holdings, Inc.	1,689	129,496
Main Street Capital Corp. (B)	1,316	38,914
MarketAxess Holdings, Inc.	791	380,938
Moelis & Company, Class A	1,274	44,768
Monroe Capital Corp.	561	3,837
Moody's Corp.	3,824	1,108,386
Morgan Stanley	32,062	1,550,198
Morningstar, Inc.	870	139,731
MSCI, Inc.	1,748	623,651
MVC Capital, Inc.	676	5,280
Nasdaq, Inc.	3,309	406,047
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
New Mountain Finance Corp.	2,060	$19,694
Newtek Business Services Corp.	477	8,858
Northern Trust Corp.	4,093	319,131
Oaktree Specialty Lending Corp.	2,519	12,192
OFS Capital Corp.	430	2,025
Oppenheimer Holdings, Inc., Class A	169	3,772
Oxford Square Capital Corp.	1,411	3,485
P10 Holdings, Inc. (A)	951	3,756
PennantPark Floating Rate Capital, Ltd.	874	7,377
PennantPark Investment Corp.	1,841	5,873
Piper Sandler Companies	319	23,287
Portman Ridge Finance Corp.	2,026	2,715
Prospect Capital Corp. (B)	8,135	40,919
Pzena Investment Management, Inc., Class A	1,693	9,074
Raymond James Financial, Inc.	2,816	204,892
S&P Global, Inc.	4,936	1,779,922
Safeguard Scientifics, Inc.	605	3,315
Sculptor Capital Management, Inc.	1,110	13,031
SEI Investments Company	3,119	158,196
Siebert Financial Corp. (A)	573	1,851
Sixth Street Specialty Lending, Inc.	1,483	25,522
Solar Capital, Ltd.	825	13,076
Solar Senior Capital, Ltd.	444	5,594
State Street Corp.	7,183	426,167
Stellus Capital Investment Corp.	500	4,350
Stifel Financial Corp.	1,436	72,604
StoneX Group, Inc. (A)	429	21,948
T. Rowe Price Group, Inc.	4,641	595,069
TCG BDC, Inc.	1,406	12,527
TD Ameritrade Holding Corp.	11,201	438,519
The Bank of New York Mellon Corp.	17,736	609,054
The Blackstone Group, Inc., Class A	13,754	717,959
The Carlyle Group, Inc.	6,916	170,618
The Charles Schwab Corp.	26,431	957,595
The Goldman Sachs Group, Inc.	6,954	1,397,545
Tradeweb Markets, Inc., Class A	4,656	270,048
TriplePoint Venture Growth BDC Corp.	568	6,271
Value Line, Inc.	62	1,531
Victory Capital Holdings, Inc., Class A	1,470	24,828
Virtu Financial, Inc., Class A	4,012	92,316
Virtus Investment Partners, Inc.	128	17,747
Waddell & Reed Financial, Inc., Class A	1,572	23,344
Westwood Holdings Group, Inc.	238	2,651
WhiteHorse Finance, Inc.	557	5,453
WisdomTree Investments, Inc.	3,569	11,421
		19,750,288
Consumer finance – 0.5%
Ally Financial, Inc.	7,943	199,131
American Express Company	16,371	1,641,193
Atlanticus Holdings Corp. (A)	140	1,666
Capital One Financial Corp.	9,291	667,651
Credit Acceptance Corp. (A)	386	130,715
Curo Group Holdings Corp.	965	6,803
Discover Financial Services	6,315	364,881
Elevate Credit, Inc. (A)	1,191	3,061
Encore Capital Group, Inc. (A)	680	26,241
Enova International, Inc. (A)	759	12,440
EZCORP, Inc., Class A (A)	1,448	7,283
FirstCash, Inc.	887	50,745
Green Dot Corp., Class A (A)	1,090	55,165
LendingTree, Inc. (A)	274	84,088
Medallion Financial Corp. (A)	169	423
Navient Corp.	3,015	25,477
Nelnet, Inc., Class A	677	40,789

279

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
OneMain Holdings, Inc.	2,859	$89,344
Oportun Financial Corp. (A)	399	4,704
PRA Group, Inc. (A)	990	39,551
Regional Management Corp. (A)	265	4,415
Santander Consumer USA Holdings, Inc. (B)	6,696	121,800
SLM Corp.	7,041	56,962
Synchrony Financial	11,931	312,234
World Acceptance Corp. (A)	179	18,893
		3,965,655
Diversified financial services – 1.5%
BBX Capital Corp.	434	5,811
Berkshire Hathaway, Inc., Class B (A)	49,228	10,482,610
Equitable Holdings, Inc.	8,723	159,108
GWG Holdings, Inc. (A)(B)	813	6,992
Jefferies Financial Group, Inc.	5,759	103,662
Marlin Business Services Corp.	322	2,270
NewStar Financial, Inc. (A)(C)	1,204	122
On Deck Capital, Inc. (A)	1,768	2,829
Voya Financial, Inc.	2,517	120,640
		10,884,044
Insurance – 1.6%
Aflac, Inc.	14,393	523,186
Alleghany Corp.	292	151,971
American Equity Investment Life Holding Company	1,862	40,945
American Financial Group, Inc.	1,743	116,746
American International Group, Inc.	17,638	485,574
American National Group, Inc.	582	39,302
AMERISAFE, Inc.	412	23,632
Arch Capital Group, Ltd. (A)	8,392	245,466
Argo Group International Holdings, Ltd.	742	25,547
Arthur J. Gallagher & Company	3,886	410,284
Assurant, Inc.	1,252	151,880
Assured Guaranty, Ltd.	1,619	34,776
Axis Capital Holdings, Ltd.	1,773	78,083
Brighthouse Financial, Inc. (A)	1,682	45,263
Brown & Brown, Inc.	5,897	266,957
BRP Group, Inc., Class A (A)	1,080	26,903
Cincinnati Financial Corp.	3,389	264,240
Citizens, Inc. (A)	1,370	7,590
CNA Financial Corp.	5,460	163,745
CNO Financial Group, Inc.	3,245	52,050
Crawford & Company, Class B	1,283	8,263
Donegal Group, Inc., Class A	786	11,059
eHealth, Inc. (A)	490	38,710
Employers Holdings, Inc.	692	20,933
Enstar Group, Ltd. (A)	375	60,563
Erie Indemnity Company, Class A	901	189,462
Everest Re Group, Ltd.	802	158,427
FBL Financial Group, Inc., Class A	549	26,462
FedNat Holding Company	438	2,768
Fidelity National Financial, Inc.	5,699	178,436
First American Financial Corp.	2,298	116,991
Genworth Financial, Inc., Class A (A)	10,791	36,150
Globe Life, Inc.	2,132	170,347
Goosehead Insurance, Inc., Class A	767	66,415
Hallmark Financial Services, Inc. (A)	21	55
HCI Group, Inc.	204	10,055
Heritage Insurance Holdings, Inc.	734	7,428
Horace Mann Educators Corp.	900	30,060
Independence Holding Company	356	13,425
Investors Title Company	50	6,503
Kemper Corp.	1,387	92,693
Kinsale Capital Group, Inc.	473	89,955
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	4,005	$125,477
Loews Corp.	5,543	192,619
Markel Corp. (A)	289	281,399
Marsh & McLennan Companies, Inc.	10,322	1,183,933
MBIA, Inc. (A)	1,977	11,981
Mercury General Corp.	1,183	48,941
MetLife, Inc.	18,159	674,970
National General Holdings Corp.	2,406	81,203
National Western Life Group, Inc., Class A	35	6,397
NI Holdings, Inc. (A)	641	10,826
Old Republic International Corp.	6,379	94,026
Palomar Holdings, Inc. (A)	514	53,579
Primerica, Inc.	868	98,206
Principal Financial Group, Inc.	5,525	222,492
ProAssurance Corp.	1,182	18,486
ProSight Global, Inc. (A)	575	6,521
Protective Insurance Corp., Class B	474	6,224
Prudential Financial, Inc.	7,920	503,078
Reinsurance Group of America, Inc.	1,269	120,796
RenaissanceRe Holdings, Ltd.	894	151,748
RLI Corp. (B)	951	79,627
Safety Insurance Group, Inc.	334	23,076
Selective Insurance Group, Inc.	1,251	64,414
State Auto Financial Corp.	951	13,086
Stewart Information Services Corp.	487	21,297
The Allstate Corp.	6,263	589,599
The Hanover Insurance Group, Inc.	774	72,121
The Hartford Financial Services Group, Inc.	7,087	261,227
The Progressive Corp.	11,953	1,131,591
The Travelers Companies, Inc.	5,065	547,982
Trupanion, Inc. (A)(B)	764	60,280
United Fire Group, Inc.	546	11,095
United Insurance Holdings Corp.	1,080	6,545
Universal Insurance Holdings, Inc.	656	9,079
Unum Group	3,789	63,769
W.R. Berkley Corp.	3,786	231,514
White Mountains Insurance Group, Ltd.	56	43,624
		11,612,128
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	700	1,932
AGNC Investment Corp.	11,322	157,489
Annaly Capital Management, Inc.	30,032	213,828
Anworth Mortgage Asset Corp.	2,512	4,120
Apollo Commercial Real Estate Finance, Inc.	3,205	28,877
Arbor Realty Trust, Inc.	2,208	25,326
Ares Commercial Real Estate Corp.	789	7,211
Arlington Asset Investment Corp., Class A	651	1,849
ARMOUR Residential REIT, Inc.	1,413	13,438
Blackstone Mortgage Trust, Inc., Class A	2,768	60,813
Broadmark Realty Capital, Inc.	2,185	21,544
Capstead Mortgage Corp.	1,743	9,796
Cherry Hill Mortgage Investment Corp.	423	3,799
Chimera Investment Corp.	3,772	30,930
Colony Credit Real Estate, Inc.	2,808	13,787
Dynex Capital, Inc.	611	9,293
Ellington Residential Mortgage REIT	471	5,228
Exantas Capital Corp.	859	1,795
Granite Point Mortgage Trust, Inc.	1,105	7,834
Great Ajax Corp.	553	4,584
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	59,263

280

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Invesco Mortgage Capital, Inc.	3,300	$8,943
KKR Real Estate Finance Trust, Inc.	1,084	17,919
Ladder Capital Corp.	2,535	18,049
MFA Financial, Inc.	9,342	25,037
New Residential Investment Corp.	8,506	67,623
New York Mortgage Trust, Inc.	5,225	13,324
Orchid Island Capital, Inc.	1,157	5,797
PennyMac Mortgage Investment Trust	1,761	28,299
Ready Capital Corp.	1,006	11,267
Redwood Trust, Inc.	2,127	15,995
Starwood Property Trust, Inc.	5,131	77,427
TPG RE Finance Trust, Inc.	1,656	14,010
Two Harbors Investment Corp.	5,815	29,598
Western Asset Mortgage Capital Corp.	1,158	2,362
		1,018,386
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	1,357	31,632
Bridgewater Bancshares, Inc. (A)	655	6,216
Capitol Federal Financial, Inc.	1,954	18,104
Columbia Financial, Inc. (A)	2,570	28,527
Federal Agricultural Mortgage Corp., Class C	191	12,159
Federal Home Loan Mortgage Corp. (A)(B)	13,796	26,350
Federal National Mortgage Association (A)	24,360	49,207
Flagstar Bancorp, Inc.	1,252	37,097
Home Bancorp, Inc.	185	4,468
HomeStreet, Inc.	637	16,409
Kearny Financial Corp.	2,110	15,213
Luther Burbank Corp.	1,316	10,989
Merchants Bancorp	686	13,521
Meridian Bancorp, Inc.	1,296	13,414
Meta Financial Group, Inc.	878	16,875
MGIC Investment Corp.	7,092	62,835
New York Community Bancorp, Inc.	9,440	78,069
NMI Holdings, Inc., Class A (A)	1,463	26,041
Northfield Bancorp, Inc.	1,247	11,373
Northwest Bancshares, Inc.	2,105	19,366
Ocwen Financial Corp. (A)	244	5,153
PCSB Financial Corp.	498	6,011
PDL Community Bancorp (A)	510	4,498
PennyMac Financial Services, Inc.	1,650	95,898
Pioneer Bancorp, Inc. (A)	233	2,069
Premier Financial Corp.	1,016	15,824
Provident Bancorp, Inc.	677	5,274
Provident Financial Services, Inc.	1,019	12,432
Radian Group, Inc.	3,761	54,948
Riverview Bancorp, Inc.	881	3,656
Southern Missouri Bancorp, Inc.	216	5,093
Sterling Bancorp, Inc.	1,248	3,756
Territorial Bancorp, Inc.	238	4,815
TFS Financial Corp.	3,937	57,835
Timberland Bancorp, Inc.	255	4,590
TrustCo Bank Corp.	2,562	13,374
Walker & Dunlop, Inc.	652	34,556
Washington Federal, Inc.	1,268	26,450
Western New England Bancorp, Inc.	789	4,442
WSFS Financial Corp.	837	22,574
		881,113
		71,844,127
Health care – 13.5%
Biotechnology – 2.9%
89bio, Inc. (A)	252	6,466
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
AbbVie, Inc.	36,192	$3,170,057
Abeona Therapeutics, Inc. (A)	1,575	1,607
ACADIA Pharmaceuticals, Inc. (A)	3,237	133,526
Acceleron Pharma, Inc. (A)	1,123	126,371
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	4,620
Acorda Therapeutics, Inc. (A)	685	353
Aduro Biotech, Inc. (A)	1,561	3,793
Advaxis, Inc. (A)	983	403
Adverum Biotechnologies, Inc. (A)	1,608	16,562
Aeglea BioTherapeutics, Inc. (A)	797	5,651
Agenus, Inc. (A)	2,828	11,312
AgeX Therapeutics, Inc. (A)	474	384
Agios Pharmaceuticals, Inc. (A)	1,366	47,810
Aileron Therapeutics, Inc. (A)	759	979
Aimmune Therapeutics, Inc. (A)	1,362	46,921
Akcea Therapeutics, Inc. (A)	2,025	36,734
Akebia Therapeutics, Inc. (A)	2,523	6,333
Akero Therapeutics, Inc. (A)	639	19,675
Albireo Pharma, Inc. (A)	301	10,044
Alder Biopharmaceuticals, Inc. (A)(C)	1,872	2,807
Aldeyra Therapeutics, Inc. (A)	753	5,580
Alector, Inc. (A)	1,631	17,183
Alexion Pharmaceuticals, Inc. (A)	4,623	529,010
Alkermes PLC (A)	3,356	55,609
Allakos, Inc. (A)(B)	1,022	83,242
Allena Pharmaceuticals, Inc. (A)	267	395
Allogene Therapeutics, Inc. (A)	2,589	97,631
Alnylam Pharmaceuticals, Inc. (A)	2,335	339,976
Alpine Immune Sciences, Inc. (A)	291	2,558
Altimmune, Inc. (A)	159	2,099
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	12,113	3,078,640
Amicus Therapeutics, Inc. (A)	5,441	76,827
AnaptysBio, Inc. (A)	644	9,499
Anika Therapeutics, Inc. (A)	318	11,254
Anixa Biosciences, Inc. (A)	182	442
Apellis Pharmaceuticals, Inc. (A)	1,496	45,134
Applied Genetic Technologies Corp. (A)	455	2,211
Applied Therapeutics, Inc. (A)	468	9,716
Aprea Therapeutics, Inc. (A)	410	9,865
Aptinyx, Inc. (A)	716	2,420
AquaBounty Technologies, Inc. (A)	180	806
Aravive, Inc. (A)	271	1,274
Arcus Biosciences, Inc. (A)	883	15,135
Arcutis Biotherapeutics, Inc. (A)	38	1,113
Ardelyx, Inc. (A)	1,613	8,468
Arena Pharmaceuticals, Inc. (A)	1,074	80,324
Aridis Pharmaceuticals, Inc. (A)	122	864
Arrowhead Pharmaceuticals, Inc. (A)	2,115	91,072
Assembly Biosciences, Inc. (A)	650	10,686
Atara Biotherapeutics, Inc. (A)	1,073	13,906
Athenex, Inc. (A)	1,583	19,154
Atreca, Inc., Class A (A)	627	8,759
aTyr Pharma, Inc. (A)	89	287
AVEO Pharmaceuticals, Inc. (A)	241	1,432
Avid Bioservices, Inc. (A)	992	7,559
Avrobio, Inc. (A)	793	10,325
Axcella Health, Inc. (A)	367	1,696
AzurRx BioPharma, Inc. (A)	283	201
Beam Therapeutics, Inc. (A)	443	10,907
Bellicum Pharmaceuticals, Inc. (A)	60	394
BioCryst Pharmaceuticals, Inc. (A)	2,966	10,188
Biogen, Inc. (A)	3,359	952,881
BioMarin Pharmaceutical, Inc. (A)	3,758	285,909
BioSpecifics Technologies Corp. (A)	186	9,826

281

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Bioxcel Therapeutics, Inc. (A)	451	$19,555
Black Diamond Therapeutics, Inc. (A)	270	8,162
Bluebird Bio, Inc. (A)	1,170	63,122
Blueprint Medicines Corp. (A)	1,044	96,779
Bridgebio Pharma, Inc. (A)(B)	2,607	97,815
Cabaletta Bio, Inc. (A)	446	4,835
Calithera Biosciences, Inc. (A)	1,063	3,667
Calyxt, Inc. (A)	631	3,464
Capricor Therapeutics, Inc. (A)	134	704
CareDx, Inc. (A)	890	33,767
CASI Pharmaceuticals, Inc. (A)	2,445	3,741
Castle Biosciences, Inc. (A)	321	16,515
Catabasis Pharmaceuticals, Inc. (A)	218	1,349
Catalyst Biosciences, Inc. (A)	289	1,243
Catalyst Pharmaceuticals, Inc. (A)	2,374	7,051
Celcuity, Inc. (A)	343	1,989
Celldex Therapeutics, Inc. (A)	667	9,892
CEL-SCI Corp. (A)(B)	784	9,996
Checkpoint Therapeutics, Inc. (A)	977	2,618
ChemoCentryx, Inc. (A)	1,232	67,514
Chimerix, Inc. (A)	1,055	2,627
Cidara Therapeutics, Inc. (A)	566	1,613
Clovis Oncology, Inc. (A)(B)	1,468	8,558
Cohbar, Inc. (A)	665	631
Coherus Biosciences, Inc. (A)	1,434	26,300
Concert Pharmaceuticals, Inc. (A)	641	6,295
Constellation Pharmaceuticals, Inc. (A)	841	17,039
Cortexyme, Inc. (A)	576	28,800
Corvus Pharmaceuticals, Inc. (A)	464	1,861
Crinetics Pharmaceuticals, Inc. (A)	559	8,760
CTI BioPharma Corp. (A)	785	1,688
Cue Biopharma, Inc. (A)	571	8,594
Curis, Inc. (A)	294	344
Cyclerion Therapeutics, Inc. (A)	497	3,022
Cytokinetics, Inc. (A)	1,346	29,141
CytomX Therapeutics, Inc. (A)	1,018	6,770
CytRx Corp. (A)	148	84
Deciphera Pharmaceuticals, Inc. (A)	1,040	53,352
Denali Therapeutics, Inc. (A)	2,072	74,240
Dicerna Pharmaceuticals, Inc. (A)	1,487	26,751
Dynavax Technologies Corp. (A)	1,633	7,055
Eagle Pharmaceuticals, Inc. (A)	282	11,979
Editas Medicine, Inc. (A)	1,129	31,680
Eidos Therapeutics, Inc. (A)	805	40,677
Eiger BioPharmaceuticals, Inc. (A)	622	5,063
Emergent BioSolutions, Inc. (A)	1,092	112,836
Enanta Pharmaceuticals, Inc. (A)	427	19,548
Entasis Therapeutics Holdings, Inc. (A)	95	194
Epizyme, Inc. (A)	1,858	22,166
Equillium, Inc. (A)	266	1,535
Esperion Therapeutics, Inc. (A)	591	21,967
Evelo Biosciences, Inc. (A)	556	2,930
Exact Sciences Corp. (A)	3,078	313,802
Exelixis, Inc. (A)	6,393	156,309
Fate Therapeutics, Inc. (A)	1,591	63,592
Fennec Pharmaceuticals, Inc. (A)	150	909
FibroGen, Inc. (A)	1,854	76,236
Five Prime Therapeutics, Inc. (A)	639	3,003
Flexion Therapeutics, Inc. (A)	867	9,025
Forte Biosciences, Inc. (A)	19	922
Fortress Biotech, Inc. (A)	1,317	5,321
Frequency Therapeutics, Inc. (A)	594	11,411
G1 Therapeutics, Inc. (A)	777	8,974
Galectin Therapeutics, Inc. (A)(B)	1,661	4,435
Galera Therapeutics, Inc. (A)	444	4,014
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Genocea Biosciences, Inc. (A)	368	$843
Genprex, Inc. (A)(B)	538	1,808
Geron Corp. (A)	4,452	7,746
Gilead Sciences, Inc.	25,852	1,633,588
Global Blood Therapeutics, Inc. (A)(B)	1,269	69,973
GlycoMimetics, Inc. (A)	901	2,766
Gossamer Bio, Inc. (A)	1,462	18,143
Gritstone Oncology, Inc. (A)	653	1,730
Halozyme Therapeutics, Inc. (A)	3,113	81,810
Harpoon Therapeutics, Inc. (A)	583	9,905
Homology Medicines, Inc. (A)	999	10,689
Hookipa Pharma, Inc. (A)	641	6,070
Ideaya Biosciences, Inc. (A)	518	6,506
Idera Pharmaceuticals, Inc. (A)	248	531
IGM Biosciences, Inc. (A)	619	45,688
Immunic, Inc. (A)	166	3,083
ImmunoGen, Inc. (A)	3,467	12,481
Immunomedics, Inc. (A)	4,350	369,881
Incyte Corp. (A)	4,501	403,920
Infinity Pharmaceuticals, Inc. (A)	876	1,025
Inmune Bio, Inc. (A)	113	1,165
Inovio Pharmaceuticals, Inc. (A)(B)	2,900	33,640
Insmed, Inc. (A)	1,902	61,130
Intellia Therapeutics, Inc. (A)	993	19,741
Intercept Pharmaceuticals, Inc. (A)	693	28,732
Invitae Corp. (A)(B)	2,147	93,072
Ionis Pharmaceuticals, Inc. (A)	2,950	139,978
Ironwood Pharmaceuticals, Inc. (A)	3,357	30,196
IsoRay, Inc. (A)	503	293
IVERIC bio, Inc. (A)	929	5,240
Jounce Therapeutics, Inc. (A)	886	7,230
Kadmon Holdings, Inc. (A)	3,142	12,317
KalVista Pharmaceuticals, Inc. (A)	368	4,633
Karuna Therapeutics, Inc. (A)	535	41,366
Keros Therapeutics, Inc. (A)	20	771
Kezar Life Sciences, Inc. (A)	677	3,277
Kindred Biosciences, Inc. (A)	928	3,981
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	16,913
Kodiak Sciences, Inc. (A)	899	53,230
Krystal Biotech, Inc. (A)	389	16,746
Kura Oncology, Inc. (A)	1,043	31,958
Larimar Therapeutics, Inc. (A)	24	364
Leap Therapeutics, Inc. (A)	353	699
Lexicon Pharmaceuticals, Inc. (A)	2,562	3,689
Ligand Pharmaceuticals, Inc. (A)	376	35,840
Lineage Cell Therapeutics, Inc. (A)	2,770	2,594
LogicBio Therapeutics, Inc. (A)	598	5,430
Lumos Pharma, Inc. (A)	28	387
MacroGenics, Inc. (A)	1,031	25,971
Madrigal Pharmaceuticals, Inc. (A)	332	39,418
Magenta Therapeutics, Inc. (A)	934	6,351
MannKind Corp. (A)	3,858	7,253
Marker Therapeutics, Inc. (A)	741	1,112
Matinas BioPharma Holdings, Inc. (A)	3,715	2,846
MediciNova, Inc. (A)(B)	1,166	6,110
MEI Pharma, Inc. (A)	2,438	7,607
MeiraGTx Holdings PLC (A)	698	9,242
Mersana Therapeutics, Inc. (A)	1,221	22,735
Millendo Therapeutics, Inc. (A)	320	522
Minerva Neurosciences, Inc. (A)	988	3,142
Miragen Therapeutics, Inc. (A)	586	454
Mirum Pharmaceuticals, Inc. (A)	498	9,596
Moderna, Inc. (A)(B)	7,616	538,832
Molecular Templates, Inc. (A)	878	9,588

282

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Moleculin Biotech, Inc. (A)	231	$188
Momenta Pharmaceuticals, Inc. (A)	2,318	121,649
Monopar Therapeutics, Inc. (A)	140	741
Morphic Holding, Inc. (A)	695	19,001
Mustang Bio, Inc. (A)	665	2,095
Myriad Genetics, Inc. (A)	1,593	20,773
NantKwest, Inc. (A)	1,977	13,711
Natera, Inc. (A)	1,602	115,728
NeuroBo Pharmaceuticals, Inc. (A)	306	1,720
Neurocrine Biosciences, Inc. (A)	1,931	185,685
NextCure, Inc. (A)	542	4,770
Northwest Biotherapeutics, Inc. (A)	8,283	6,386
Novavax, Inc. (A)(B)	1,125	121,894
Ocugen, Inc. (A)	515	160
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Omthera Pharmaceuticals, Inc. (A)(C)	498	6
Oncocyte Corp. (A)	1,050	1,460
Oncternal Therapeutics, Inc. (A)(C)	38	0
Oncternal Therapeutics, Inc. (A)	198	337
OPKO Health, Inc. (A)(B)	13,787	50,874
Oragenics, Inc. (A)	258	148
Organogenesis Holdings, Inc. (A)	2,172	8,340
Orgenesis, Inc. (A)	226	1,139
Outlook Therapeutics, Inc. (A)	95	68
Ovid therapeutics, Inc. (A)	844	4,845
Oyster Point Pharma, Inc. (A)	431	9,098
Palatin Technologies, Inc. (A)	2,895	1,369
Passage Bio, Inc. (A)	343	4,497
PDL BioPharma, Inc. (A)	1,734	5,462
Pfenex, Inc. (A)	763	9,728
PhaseBio Pharmaceuticals, Inc. (A)	533	1,871
Pieris Pharmaceuticals, Inc. (A)	1,471	3,045
PolarityTE, Inc. (A)	541	563
Precigen, Inc. (A)(B)	3,241	11,344
Precision BioSciences, Inc. (A)	1,182	7,281
Prevail Therapeutics, Inc. (A)	788	8,022
Protagonist Therapeutics, Inc. (A)	497	9,716
Protalix BioTherapeutics, Inc. (A)	191	739
Protara Therapeutics, Inc. (A)	99	1,666
Proteostasis Therapeutics, Inc. (A)	818	900
PTC Therapeutics, Inc. (A)	1,304	60,962
Puma Biotechnology, Inc. (A)	890	8,980
RAPT Therapeutics, Inc. (A)	483	15,553
Regeneron Pharmaceuticals, Inc. (A)	2,291	1,282,456
REGENXBIO, Inc. (A)	794	21,851
Replimune Group, Inc. (A)	661	15,216
Retrophin, Inc. (A)	1,004	18,534
Rhythm Pharmaceuticals, Inc. (A)	820	17,769
Rigel Pharmaceuticals, Inc. (A)	3,503	8,407
Rocket Pharmaceuticals, Inc. (A)	1,021	23,340
Rubius Therapeutics, Inc. (A)	1,799	9,013
Sage Therapeutics, Inc. (A)	1,099	67,171
Sangamo Therapeutics, Inc. (A)	2,664	25,175
Sarepta Therapeutics, Inc. (A)	1,560	219,071
Savara, Inc. (A)	756	824
Scholar Rock Holding Corp. (A)	577	10,207
Seattle Genetics, Inc. (A)	3,582	700,962
Selecta Biosciences, Inc. (A)	1,693	4,199
Seres Therapeutics, Inc. (A)	1,320	37,369
Sesen Bio, Inc. (A)	3,446	4,824
Sierra Oncology, Inc. (A)	189	2,017
Soleno Therapeutics, Inc. (A)	791	1,985
Solid Biosciences, Inc. (A)	867	1,760
Spectrum Pharmaceuticals, Inc. (A)	2,679	10,930
Spero Therapeutics, Inc. (A)	578	6,450
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
SpringWorks Therapeutics, Inc. (A)	861	$41,044
Stemline Therapeutics, Inc. (A)(C)	1,279	422
Stoke Therapeutics, Inc. (A)	722	24,180
Sunesis Pharmaceuticals, Inc. (A)	198	248
Surface Oncology, Inc. (A)	500	3,450
Sutro Biopharma, Inc. (A)	635	6,382
Syndax Pharmaceuticals, Inc. (A)	629	9,284
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synlogic, Inc. (A)	542	1,095
Syros Pharmaceuticals, Inc. (A)	797	7,045
T2 Biosystems, Inc. (A)(B)	330	449
TCR2 Therapeutics, Inc. (A)	593	12,050
Translate Bio, Inc. (A)	1,155	15,720
Trevena, Inc. (A)	1,341	4,010
Turning Point Therapeutics, Inc. (A)	737	64,384
Twist Bioscience Corp. (A)	774	58,801
Tyme Technologies, Inc. (A)	1,883	1,845
Ultragenyx Pharmaceutical, Inc. (A)(B)	1,226	100,765
United Therapeutics Corp. (A)	924	93,324
UNITY Biotechnology, Inc. (A)	783	2,709
UroGen Pharma, Ltd. (A)	495	9,549
Vaccinex, Inc. (A)	242	431
Vanda Pharmaceuticals, Inc. (A)	1,222	11,805
Vaxart, Inc. (A)(B)	1,246	8,286
Veracyte, Inc. (A)	1,069	34,732
Verastem, Inc. (A)(B)	1,390	1,682
Vericel Corp. (A)	881	16,325
Vertex Pharmaceuticals, Inc. (A)	5,366	1,460,196
Viela Bio, Inc. (A)	1,042	29,259
Viking Therapeutics, Inc. (A)	1,686	9,813
Vir Biotechnology, Inc. (A)(B)	2,250	77,243
Voyager Therapeutics, Inc. (A)	743	7,928
vTv Therapeutics, Inc., Class A (A)(B)	1,048	1,855
X4 Pharmaceuticals, Inc. (A)	308	2,085
XBiotech, Inc. (A)	761	14,527
Xencor, Inc. (A)	1,222	47,401
XOMA Corp. (A)	228	4,296
Y-mAbs Therapeutics, Inc. (A)	853	32,747
Zentalis Pharmaceuticals, Inc. (A)	402	13,141
ZIOPHARM Oncology, Inc. (A)	4,026	10,146
		20,877,666
Health care equipment and supplies – 3.1%
Abbott Laboratories	36,124	3,931,375
ABIOMED, Inc. (A)	945	261,822
Accelerate Diagnostics, Inc. (A)(B)	1,138	12,131
Accuray, Inc. (A)	2,263	5,431
Align Technology, Inc. (A)	1,646	538,835
Alphatec Holdings, Inc. (A)	1,472	9,774
AngioDynamics, Inc. (A)	928	11,192
Antares Pharma, Inc. (A)	3,736	10,087
Apyx Medical Corp. (A)	890	4,192
Aspira Women's Health, Inc. (A)	1,357	4,186
AtriCure, Inc. (A)	858	34,234
Atrion Corp.	39	24,414
Avanos Medical, Inc. (A)	1,021	33,918
Axogen, Inc. (A)	892	10,374
Axonics Modulation Technologies, Inc. (A)	663	33,840
Baxter International, Inc.	10,361	833,232
Becton, Dickinson and Company	5,635	1,311,152
BioLife Solutions, Inc. (A)	435	12,589
Boston Scientific Corp. (A)	28,649	1,094,678
Cantel Medical Corp.	896	39,370
Cardiovascular Systems, Inc. (A)	748	29,434
Cerus Corp. (A)	3,177	19,888

283

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Chembio Diagnostics, Inc. (A)	117	$569
Co-Diagnostics, Inc. (A)(B)	371	5,042
Conformis, Inc. (A)	2,110	1,767
CONMED Corp.	596	46,887
CryoLife, Inc. (A)	840	15,515
CryoPort, Inc. (A)	806	38,204
Cutera, Inc. (A)	347	6,583
CytoSorbents Corp. (A)	847	6,755
Danaher Corp.	14,380	3,096,445
Dare Bioscience, Inc. (A)	111	111
Dentsply Sirona, Inc.	4,616	201,858
DexCom, Inc. (A)	1,909	786,947
Edwards Lifesciences Corp. (A)	12,771	1,019,381
Ekso Bionics Holdings, Inc. (A)	50	238
ElectroCore, Inc. (A)	177	306
Electromed, Inc. (A)	69	718
Envista Holdings Corp. (A)	3,026	74,682
Establishment Labs Holdings, Inc. (A)	483	8,950
FONAR Corp. (A)	224	4,677
GenMark Diagnostics, Inc. (A)	1,560	22,152
Glaukos Corp. (A)	914	45,261
Globus Medical, Inc., Class A (A)	2,085	103,249
Haemonetics Corp. (A)	1,063	92,747
Heska Corp. (A)	175	17,288
Hill-Rom Holdings, Inc.	1,394	116,413
Hologic, Inc. (A)	5,386	358,007
ICU Medical, Inc. (A)	434	79,318
IDEXX Laboratories, Inc. (A)	1,758	691,087
Inogen, Inc. (A)	473	13,717
Insulet Corp. (A)	1,291	305,438
Integer Holdings Corp. (A)	687	40,540
Integra LifeSciences Holdings Corp. (A)	1,805	85,232
IntriCon Corp. (A)	23	280
Intuitive Surgical, Inc. (A)	2,384	1,691,543
Invacare Corp.	844	6,347
iRadimed Corp. (A)	275	5,880
iRhythm Technologies, Inc. (A)	563	134,056
IRIDEX Corp. (A)	87	171
Lantheus Holdings, Inc. (A)	1,472	18,650
LeMaitre Vascular, Inc.	475	15,452
Masimo Corp. (A)	1,115	263,207
Meridian Bioscience, Inc. (A)	1,112	18,882
Merit Medical Systems, Inc. (A)	1,168	50,808
Mesa Laboratories, Inc.	96	24,457
Microbot Medical, Inc. (A)	54	413
Misonix, Inc. (A)	328	3,847
Motus GI Holdings, Inc. (A)	239	234
Natus Medical, Inc. (A)	710	12,162
Neogen Corp. (A)	1,108	86,701
Neuronetics, Inc. (A)	136	661
Nevro Corp. (A)	651	90,684
NuVasive, Inc. (A)	1,095	53,184
OraSure Technologies, Inc. (A)	1,505	18,316
Orthofix Medical, Inc. (A)	439	13,670
OrthoPediatrics Corp. (A)	364	16,715
PAVmed, Inc. (A)	411	732
Penumbra, Inc. (A)	731	142,092
Pulse Biosciences, Inc. (A)	385	4,539
Quidel Corp. (A)	883	193,713
ResMed, Inc.	2,997	513,776
Rockwell Medical, Inc. (A)	1,097	1,174
SeaSpine Holdings Corp. (A)	591	8,451
Second Sight Medical Products, Inc. (A)(B)	151	130
Senseonics Holdings, Inc. (A)	3,713	1,438
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Shockwave Medical, Inc. (A)	654	$49,573
SI-BONE, Inc. (A)	650	15,418
Sientra, Inc. (A)	851	2,893
Silk Road Medical, Inc. (A)	667	44,829
SmileDirectClub, Inc. (A)	7,849	91,676
Soliton, Inc. (A)(B)	459	3,507
STAAR Surgical Company (A)	955	54,015
Stereotaxis, Inc. (A)	1,627	5,825
Stryker Corp.	7,666	1,597,364
Surgalign Holdings, Inc. (A)	1,366	2,472
Surmodics, Inc. (A)	315	12,257
Tactile Systems Technology, Inc. (A)	415	15,185
Tandem Diabetes Care, Inc. (A)	1,236	140,286
Tela Bio, Inc. (A)	142	2,349
Teleflex, Inc.	960	326,803
The Cooper Companies, Inc.	1,033	348,245
TransEnterix, Inc. (A)	230	80
TransMedics Group, Inc. (A)	477	6,573
Utah Medical Products, Inc.	94	7,508
Vapotherm, Inc. (A)	424	12,296
Varex Imaging Corp. (A)	786	9,998
Varian Medical Systems, Inc. (A)	1,880	323,360
Venus Concept, Inc. (A)	559	1,297
West Pharmaceutical Services, Inc.	1,544	424,446
Zimmer Biomet Holdings, Inc.	4,288	583,768
		23,026,620
Health care providers and services – 2.4%
1Life Healthcare, Inc. (A)	949	26,914
Acadia Healthcare Company, Inc. (A)	1,902	56,071
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	312	29,487
Amedisys, Inc. (A)	684	161,718
American Renal Associates Holdings, Inc. (A)	895	6,176
AmerisourceBergen Corp.	4,112	398,535
AMN Healthcare Services, Inc. (A)	979	57,232
Anthem, Inc.	5,112	1,373,032
Apollo Medical Holdings, Inc. (A)	645	11,571
BioTelemetry, Inc. (A)	716	32,635
Brookdale Senior Living, Inc. (A)	4,129	10,488
Capital Senior Living Corp. (A)	410	258
Cardinal Health, Inc.	6,072	285,080
Centene Corp. (A)	11,864	692,027
Chemed Corp.	330	158,516
Cigna Corp.	7,537	1,276,843
Community Health Systems, Inc. (A)	2,677	11,297
CorVel Corp. (A)	411	35,112
Covetrus, Inc. (A)	2,407	58,731
Cross Country Healthcare, Inc. (A)	923	5,990
CVS Health Corp.	26,547	1,550,345
DaVita, Inc. (A)	2,514	215,324
Encompass Health Corp.	2,097	136,263
Enzo Biochem, Inc. (A)	1,266	2,671
Exagen, Inc. (A)	164	1,778
Five Star Senior Living, Inc. (A)	577	2,925
Fulgent Genetics, Inc. (A)	357	14,294
Genesis Healthcare, Inc. (A)	3,004	1,635
Guardant Health, Inc. (A)	1,967	219,871
Hanger, Inc. (A)	826	13,067
HCA Healthcare, Inc.	6,871	856,676
HealthEquity, Inc. (A)	1,482	76,130
Henry Schein, Inc. (A)	2,914	171,285
Humana, Inc.	2,701	1,117,917
InfuSystem Holdings, Inc. (A)	171	2,192
Interpace Biosciences, Inc. (A)	73	226

284

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Laboratory Corp. of America Holdings (A)	2,032	$382,565
LHC Group, Inc. (A)	671	142,628
Magellan Health, Inc. (A)	528	40,012
McKesson Corp.	3,261	485,661
MedCath Corp. (A)(C)	613	307
MEDNAX, Inc. (A)	1,742	28,360
Molina Healthcare, Inc. (A)	1,227	224,590
National HealthCare Corp.	341	21,248
National Research Corp.	530	26,081
Ontrak, Inc. (A)(B)	418	25,080
Option Care Health, Inc. (A)	3,590	47,998
Owens & Minor, Inc.	1,464	36,761
Patterson Companies, Inc.	2,037	49,102
PetIQ, Inc. (A)	575	18,929
Premier, Inc., Class A	2,552	83,782
Progyny, Inc. (A)	1,674	49,266
Quest Diagnostics, Inc.	2,764	316,450
R1 RCM, Inc. (A)	2,386	40,920
RadNet, Inc. (A)	1,162	17,837
Select Medical Holdings Corp. (A)	2,879	59,941
Surgery Partners, Inc. (A)	1,125	24,638
Tenet Healthcare Corp. (A)	2,202	53,971
The Ensign Group, Inc.	1,158	66,075
The Joint Corp. (A)	360	6,260
The Pennant Group, Inc. (A)	613	23,637
The Providence Service Corp. (A)	241	22,391
Tivity Health, Inc. (A)	1,068	14,973
UnitedHealth Group, Inc.	19,286	6,012,796
Universal Health Services, Inc., Class B	1,716	183,646
US Physical Therapy, Inc.	281	24,413
		17,600,630
Health care technology – 0.3%
Allscripts Healthcare Solutions, Inc. (A)	3,473	28,270
Castlight Health, Inc., B Shares (A)	3,656	4,131
Cerner Corp.	6,120	442,415
Change Healthcare, Inc. (A)	2,632	38,190
Computer Programs & Systems, Inc.	332	9,167
Evolent Health, Inc., Class A (A)	1,837	22,797
Health Catalyst, Inc. (A)	658	24,083
HealthStream, Inc. (A)	730	14,651
HMS Holdings Corp. (A)	1,882	45,074
HTG Molecular Diagnostics, Inc. (A)	439	145
Icad, Inc. (A)	189	1,665
Inovalon Holdings, Inc., Class A (A)	3,280	86,756
Inspire Medical Systems, Inc. (A)	513	66,203
Livongo Health, Inc. (A)	1,877	262,874
MTBC, Inc. (A)	38	337
NantHealth, Inc. (A)	2,869	6,713
NextGen Healthcare, Inc. (A)	1,375	17,518
Omnicell, Inc. (A)	878	65,551
Phreesia, Inc. (A)	625	20,081
Schrodinger, Inc. (A)	841	39,956
Simulations Plus, Inc.	395	29,767
Tabula Rasa HealthCare, Inc. (A)	474	19,325
Teladoc Health, Inc. (A)(B)	1,519	333,026
Veeva Systems, Inc., Class A (A)	3,085	867,471
Vocera Communications, Inc. (A)	698	20,298
		2,466,464
Life sciences tools and services – 1.3%
10X Genomics, Inc., Class A (A)	2,009	250,482
Adaptive Biotechnologies Corp. (A)	2,619	127,362
Agilent Technologies, Inc.	6,327	638,647
Avantor, Inc. (A)	11,929	268,283
Bio-Rad Laboratories, Inc., Class A (A)	614	316,492
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Bio-Techne Corp.	797	$197,441
Bruker Corp.	3,230	128,393
Champions Oncology, Inc. (A)	117	1,082
Charles River Laboratories International, Inc. (A)	1,022	231,432
Codexis, Inc. (A)	1,349	15,837
Fluidigm Corp. (A)	1,624	12,066
Harvard Bioscience, Inc. (A)	117	352
Illumina, Inc. (A)	3,006	929,094
IQVIA Holdings, Inc. (A)	4,049	638,244
Luminex Corp.	874	22,943
Medpace Holdings, Inc. (A)	761	85,042
Mettler-Toledo International, Inc. (A)	490	473,218
NanoString Technologies, Inc. (A)	769	34,374
NeoGenomics, Inc. (A)	2,242	82,707
Pacific Biosciences of California, Inc. (A)	3,229	31,870
PerkinElmer, Inc.	2,289	287,292
Personalis, Inc. (A)	696	15,082
PPD, Inc. (A)	5,729	211,916
PRA Health Sciences, Inc. (A)	1,329	134,814
Quanterix Corp. (A)	534	18,017
Repligen Corp. (A)	1,100	162,294
Syneos Health, Inc. (A)	2,189	116,367
Thermo Fisher Scientific, Inc.	8,005	3,534,368
Waters Corp. (A)	1,264	247,340
		9,212,851
Pharmaceuticals – 3.5%
AcelRx Pharmaceuticals, Inc. (A)	2,585	3,671
Acer Therapeutics, Inc. (A)	96	276
Aclaris Therapeutics, Inc. (A)	517	1,329
Adamis Pharmaceuticals Corp. (A)	433	339
Adicet Bio, Inc. (A)	75	892
Aerie Pharmaceuticals, Inc. (A)	991	11,664
Agile Therapeutics, Inc. (A)(B)	1,600	4,864
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Alimera Sciences, Inc. (A)	27	131
AMAG Pharmaceuticals, Inc. (A)	863	8,112
Amneal Pharmaceuticals, Inc. (A)	6,203	24,068
Amphastar Pharmaceuticals, Inc. (A)	1,078	20,213
Ampio Pharmaceuticals, Inc. (A)	2,637	2,524
ANI Pharmaceuticals, Inc. (A)	272	7,673
Aquestive Therapeutics, Inc. (A)	866	4,204
Arvinas, Inc. (A)	815	19,242
Assertio Holdings, Inc. (A)	1,244	828
Avenue Therapeutics, Inc. (A)	250	2,708
Axsome Therapeutics, Inc. (A)(B)	727	51,799
Baudax Bio, Inc. (A)	268	742
BioDelivery Sciences International, Inc. (A)	2,072	7,729
Bristol-Myers Squibb Company	46,241	2,787,870
Cara Therapeutics, Inc. (A)	906	11,529
Cassava Sciences, Inc. (A)	283	3,257
Catalent, Inc. (A)	3,070	262,976
cbdMD, Inc. (A)	329	658
Cerecor, Inc. (A)	1,421	3,233
Chiasma, Inc. (A)	883	3,797
Clearside Biomedical, Inc. (A)	736	1,133
CNS Pharmaceuticals, Inc. (A)	142	250
Cocrystal Pharma, Inc. (A)	578	537
Collegium Pharmaceutical, Inc. (A)	742	15,448
Corcept Therapeutics, Inc. (A)	2,419	42,103
Dova Pharmaceuticals, Inc. (A)(C)	702	1,008
Durect Corp. (A)	4,211	7,201
Elanco Animal Health, Inc. (A)	7,805	217,994

285

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Elanco Animal Health, Inc. (A)(C)	1,239	$0
Eli Lilly & Company	19,602	2,901,488
Eloxx Pharmaceuticals, Inc. (A)	776	2,041
Endo International PLC (A)	4,819	15,903
Eton Pharmaceuticals, Inc. (A)	108	853
Evofem Biosciences, Inc. (A)(B)	1,381	3,259
Evoke Pharma, Inc. (A)	132	619
Evolus, Inc. (A)	639	2,498
EyeGate Pharmaceuticals, Inc. (A)	50	196
Eyenovia, Inc. (A)	204	636
Fulcrum Therapeutics, Inc. (A)	449	3,561
Harrow Health, Inc. (A)	642	3,589
Horizon Therapeutics PLC (A)	3,931	305,360
Hoth Therapeutics, Inc. (A)	97	191
IMARA, Inc. (A)	77	1,566
Innoviva, Inc. (A)	2,164	22,614
Intersect ENT, Inc. (A)	718	11,711
Johnson & Johnson	53,525	7,968,802
Kala Pharmaceuticals, Inc. (A)	663	4,973
Kaleido Biosciences, Inc. (A)	768	8,502
Lannett Company, Inc. (A)	920	5,621
Liquidia Technologies, Inc. (A)	518	2,549
Marinus Pharmaceuticals, Inc. (A)	404	5,191
Merck & Company, Inc.	51,379	4,261,888
MyoKardia, Inc. (A)	980	133,603
Nektar Therapeutics (A)	3,720	61,715
Neos Therapeutics, Inc. (A)	642	340
NGM Biopharmaceuticals, Inc. (A)	1,448	23,038
Ocular Therapeutix, Inc. (A)	1,256	9,558
Odonate Therapeutics, Inc. (A)	680	9,132
Omeros Corp. (A)(B)	1,206	12,187
Onconova Therapeutics, Inc. (A)	2,289	641
Opiant Pharmaceuticals, Inc. (A)	15	112
Optinose, Inc. (A)	957	3,732
Oramed Pharmaceuticals, Inc. (A)	149	389
Osmotica Pharmaceuticals PLC (A)	1,116	6,038
Otonomy, Inc. (A)	1,027	4,159
Pacira BioSciences, Inc. (A)	888	53,387
Paratek Pharmaceuticals, Inc. (A)	561	3,035
Pfizer, Inc.	112,975	4,146,183
Phathom Pharmaceuticals, Inc. (A)	484	17,748
Phibro Animal Health Corp., Class A	851	14,807
PLx Pharma, Inc. (A)	113	365
Prestige Consumer Healthcare, Inc. (A)	1,076	39,188
Provention Bio, Inc. (A)(B)	951	12,201
Pulmatrix, Inc. (A)	145	173
Reata Pharmaceuticals, Inc., Class A (A)	634	61,764
Recro Pharma, Inc. (A)	531	1,115
Revance Therapeutics, Inc. (A)	1,026	25,794
Satsuma Pharmaceuticals, Inc. (A)	335	1,303
scPharmaceuticals, Inc. (A)	325	2,421
SCYNEXIS, Inc. (A)	130	573
Seelos Therapeutics, Inc. (A)	443	415
SIGA Technologies, Inc. (A)	1,954	13,424
Strongbridge Biopharma PLC (A)	966	2,029
Supernus Pharmaceuticals, Inc. (A)	1,139	23,737
TFF Pharmaceuticals, Inc. (A)	107	1,976
TherapeuticsMD, Inc. (A)(B)	5,607	8,859
Tilray, Inc., Class 2 (A)(B)	2,131	10,335
Tobira Therapeutics, Inc. (A)(C)	609	8,630
Tricida, Inc. (A)	1,068	9,676
Urovant Sciences, Ltd. (A)	750	7,005
Verrica Pharmaceuticals, Inc. (A)	659	5,101
VYNE Therapeutics, Inc. (A)	438	727
Xeris Pharmaceuticals, Inc. (A)(B)	839	4,975
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	9,787	$1,618,476
Zogenix, Inc. (A)	961	17,231
Zomedica Pharmaceuticals Corp. (A)	638	70
Zynerba Pharmaceuticals, Inc. (A)	581	1,923
		25,444,975
		98,629,206
Industrials – 8.6%
Aerospace and defense – 1.5%
AAR Corp.	757	14,232
Aerojet Rocketdyne Holdings, Inc. (A)	1,656	66,058
AeroVironment, Inc. (A)	512	30,725
Astronics Corp. (A)	623	4,810
Axon Enterprise, Inc. (A)	1,246	113,012
BWX Technologies, Inc.	1,990	112,057
Cubic Corp.	661	38,450
Curtiss-Wright Corp.	813	75,820
Ducommun, Inc. (A)	268	8,823
General Dynamics Corp.	5,718	791,543
HEICO Corp., Class A	2,801	248,337
Hexcel Corp.	1,762	59,115
Howmet Aerospace, Inc.	9,105	152,236
Huntington Ingalls Industries, Inc.	763	107,392
Innovative Solutions & Support, Inc.	23	157
Kaman Corp.	587	22,875
Kratos Defense & Security Solutions, Inc. (A)	2,288	44,113
L3Harris Technologies, Inc.	4,375	743,050
Lockheed Martin Corp.	5,657	2,168,215
Maxar Technologies, Inc.	1,313	32,746
Mercury Systems, Inc. (A)	1,164	90,163
Moog, Inc., Class A	671	42,629
National Presto Industries, Inc.	169	13,834
Northrop Grumman Corp.	3,338	1,053,106
Park Aerospace Corp.	561	6,126
Parsons Corp. (A)	2,091	70,132
Raytheon Technologies Corp.	30,842	1,774,649
Spirit AeroSystems Holdings, Inc., Class A	2,171	41,054
Teledyne Technologies, Inc. (A)	747	231,727
Textron, Inc.	4,613	166,483
The Boeing Company	11,522	1,904,126
TransDigm Group, Inc.	1,114	529,284
Triumph Group, Inc.	1,030	6,705
Vectrus, Inc. (A)	262	9,956
		10,773,740
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	1,293	32,403
Atlas Air Worldwide Holdings, Inc. (A)	480	29,232
CH Robinson Worldwide, Inc.	2,663	272,132
Echo Global Logistics, Inc. (A)	631	16,261
Expeditors International of Washington, Inc.	3,244	293,647
FedEx Corp.	5,301	1,333,308
Forward Air Corp.	636	36,494
Hub Group, Inc., Class A (A)	749	37,596
United Parcel Service, Inc., Class B	17,514	2,918,358
XPO Logistics, Inc. (A)	1,938	164,071
		5,133,502
Airlines – 0.2%
Alaska Air Group, Inc.	2,510	91,941
Allegiant Travel Company	324	38,815
American Airlines Group, Inc. (B)	9,162	112,601
Delta Air Lines, Inc.	13,497	412,738
Hawaiian Holdings, Inc.	993	12,800

286

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
JetBlue Airways Corp. (A)	6,077	$68,852
Mesa Air Group, Inc. (A)	734	2,165
SkyWest, Inc.	1,002	29,920
Southwest Airlines Company	10,995	412,313
Spirit Airlines, Inc. (A)	1,446	23,281
United Airlines Holdings, Inc. (A)	5,285	183,654
		1,389,080
Building products – 0.5%
A. O. Smith Corp.	3,319	175,243
AAON, Inc. (B)	1,098	66,155
Advanced Drainage Systems, Inc.	1,309	81,734
American Woodmark Corp. (A)	361	28,353
Apogee Enterprises, Inc.	604	12,907
Armstrong Flooring, Inc. (A)	34	117
Armstrong World Industries, Inc.	968	66,608
Builders FirstSource, Inc. (A)	2,442	79,658
Carrier Global Corp.	17,979	549,079
Cornerstone Building Brands, Inc. (A)	2,840	22,663
CSW Industrials, Inc.	335	25,879
Fortune Brands Home & Security, Inc.	2,903	251,168
Gibraltar Industries, Inc. (A)	685	44,621
Griffon Corp.	1,054	20,595
Insteel Industries, Inc.	463	8,658
JELD-WEN Holding, Inc. (A)	2,148	48,545
Johnson Controls International PLC	18,876	771,085
Lennox International, Inc.	764	208,274
Masco Corp.	5,375	296,324
Owens Corning	2,266	155,923
Patrick Industries, Inc.	506	29,105
PGT Innovations, Inc. (A)	1,295	22,688
Quanex Building Products Corp.	554	10,216
Resideo Technologies, Inc. (A)	2,645	29,095
Simpson Manufacturing Company, Inc.	929	90,262
Trex Company, Inc. (A)	2,444	174,990
UFP Industries, Inc.	1,297	73,293
		3,343,238
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,396	51,177
ACCO Brands Corp.	2,109	12,232
ADT, Inc.	15,587	127,346
Advanced Disposal Services, Inc. (A)	1,905	57,588
Aqua Metals, Inc. (A)	338	308
Brady Corp., Class A	1,122	44,902
BrightView Holdings, Inc. (A)	2,250	25,650
Casella Waste Systems, Inc., Class A (A)	1,031	57,581
CECO Environmental Corp. (A)	931	6,787
Charah Solutions, Inc. (A)	158	485
Cintas Corp.	2,131	709,261
Civeo Corp. (A)	3,042	2,054
Clean Harbors, Inc. (A)	1,183	66,283
Copart, Inc. (A)	4,818	506,661
Covanta Holding Corp.	2,894	22,429
Deluxe Corp.	899	23,131
Ennis, Inc.	594	10,359
Harsco Corp. (A)	1,720	23,925
Healthcare Services Group, Inc.	1,557	33,522
Heritage-Crystal Clean, Inc. (A)	532	7,102
Herman Miller, Inc.	1,134	34,201
HNI Corp.	909	28,524
Hudson Technologies, Inc. (A)	121	139
IAA, Inc. (A)	2,793	145,432
Interface, Inc.	1,246	7,626
KAR Auction Services, Inc.	2,713	39,067
Kimball International, Inc., Class B	828	8,727
Knoll, Inc.	1,051	12,675
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Matthews International Corp., Class A	695	$15,540
McGrath RentCorp	513	30,570
MSA Safety, Inc.	810	108,678
NL Industries, Inc.	1,371	5,827
Odyssey Marine Exploration, Inc. (A)	70	476
Perma-Fix Environmental Services, Inc. (A)	49	345
PICO Holdings, Inc. (A)	659	5,905
Pitney Bowes, Inc.	3,630	19,275
Quad/Graphics, Inc.	1,350	4,091
Republic Services, Inc.	6,341	591,932
Rollins, Inc.	6,734	364,915
RR Donnelley & Sons Company	1,850	2,701
SP Plus Corp. (A)	517	9,280
Steelcase, Inc., Class A	2,479	25,063
Stericycle, Inc. (A)	1,924	121,327
Swisher Hygiene, Inc. (A)(C)	450	0
Team, Inc. (A)	728	4,004
Tetra Tech, Inc.	1,153	110,112
The Brink's Company	1,052	43,227
UniFirst Corp.	349	66,090
US Ecology, Inc.	492	16,074
Viad Corp.	446	9,290
VSE Corp.	270	8,273
Waste Management, Inc.	8,514	963,529
		4,591,698
Construction and engineering – 0.2%
AECOM (A)	3,302	138,156
Aegion Corp. (A)	753	10,640
Ameresco, Inc., Class A (A)	1,046	34,936
Arcosa, Inc.	1,015	44,751
Argan, Inc.	361	15,130
Comfort Systems USA, Inc.	770	39,663
Construction Partners, Inc., Class A (A)	1,162	21,148
Dycom Industries, Inc. (A)	667	35,231
EMCOR Group, Inc.	974	65,950
Fluor Corp.	3,029	26,685
Granite Construction, Inc.	1,014	17,857
Great Lakes Dredge & Dock Corp. (A)	1,462	13,904
HC2 Holdings, Inc. (A)	600	1,452
IES Holdings, Inc. (A)	485	15,408
Jacobs Engineering Group, Inc.	2,589	240,182
MasTec, Inc. (A)	1,596	67,351
MYR Group, Inc. (A)	381	14,166
Northwest Pipe Company (A)	252	6,668
Orion Group Holdings, Inc. (A)	985	2,709
Primoris Services Corp.	1,046	18,870
Quanta Services, Inc.	2,742	144,942
Sterling Construction Company, Inc. (A)	650	9,204
Tutor Perini Corp. (A)	1,152	12,822
Valmont Industries, Inc.	389	48,306
WillScot Mobile Mini Holdings Corp. (A)	4,767	79,514
		1,125,645
Electrical equipment – 0.5%
Acuity Brands, Inc.	826	84,541
Allied Motion Technologies, Inc.	222	9,164
American Superconductor Corp. (A)	626	9,064
AMETEK, Inc.	4,587	455,948
Atkore International Group, Inc. (A)	995	22,616
AZZ, Inc.	556	18,971
Babcock & Wilcox Enterprises, Inc. (A)	755	1,752
Bloom Energy Corp., Class A (A)	2,529	45,446
Eaton Corp. PLC	8,028	819,097
Emerson Electric Company	12,054	790,381

287

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Encore Wire Corp.	450	$20,889
Energous Corp. (A)	275	811
EnerSys	886	59,468
FuelCell Energy, Inc. (A)(B)	3,886	8,316
GrafTech International, Ltd.	4,843	33,126
Hubbell, Inc.	1,081	147,924
LSI Industries, Inc.	53	358
nVent Electric PLC	3,470	61,384
Orion Energy Systems, Inc. (A)	438	3,316
Plug Power, Inc. (A)(B)	6,157	82,565
Powell Industries, Inc.	287	6,925
Preformed Line Products Company	126	6,139
Regal Beloit Corp.	843	79,132
Rockwell Automation, Inc.	2,359	520,584
Sunrun, Inc. (A)	2,507	193,214
Thermon Group Holdings, Inc. (A)	751	8,434
TPI Composites, Inc. (A)	781	22,618
Vicor Corp. (A)	865	67,236
Vivint Solar, Inc. (A)	2,705	114,557
		3,693,976
Industrial conglomerates – 0.9%
3M Company	11,633	1,863,374
Carlisle Companies, Inc.	1,078	131,915
General Electric Company	178,471	1,111,874
Honeywell International, Inc.	14,178	2,333,841
Icahn Enterprises LP	4,276	210,892
Morgan Group Holding Company (A)	10	61
Raven Industries, Inc.	807	17,367
Roper Technologies, Inc.	2,109	833,287
		6,502,611
Machinery – 1.7%
AGCO Corp.	1,435	106,577
Alamo Group, Inc.	239	25,819
Albany International Corp., Class A	680	33,667
Allison Transmission Holdings, Inc.	2,120	74,497
Altra Industrial Motion Corp.	1,367	50,538
Astec Industries, Inc.	516	27,993
Barnes Group, Inc.	1,066	38,099
Briggs & Stratton Corp.	970	253
Caterpillar, Inc.	10,943	1,632,148
Chart Industries, Inc. (A)	759	53,335
CIRCOR International, Inc. (A)	461	12,608
Colfax Corp. (A)	2,476	77,647
Columbus McKinnon Corp.	532	17,609
Commercial Vehicle Group, Inc. (A)	856	5,590
Crane Company	1,181	59,204
Cummins, Inc.	2,922	617,010
Deere & Company	6,286	1,393,166
Donaldson Company, Inc.	2,613	121,295
Douglas Dynamics, Inc.	435	14,877
Dover Corp.	2,772	300,318
Energy Recovery, Inc. (A)	1,268	10,398
Enerpac Tool Group Corp.	1,293	24,321
EnPro Industries, Inc.	467	26,343
ESCO Technologies, Inc.	542	43,664
Evoqua Water Technologies Corp. (A)	2,421	51,374
Federal Signal Corp.	1,279	37,411
Flowserve Corp.	2,742	74,829
Fortive Corp.	6,830	520,514
Franklin Electric Company, Inc.	987	58,065
Gates Industrial Corp. PLC (A)	6,148	68,366
Gencor Industries, Inc. (A)	428	4,721
Graco, Inc.	3,341	204,970
Graham Corp.	310	3,959
Helios Technologies, Inc.	706	25,698
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hillenbrand, Inc.	1,583	$44,894
Hurco Companies, Inc.	183	5,197
Hyster-Yale Materials Handling, Inc.	296	10,996
IDEX Corp.	1,448	264,130
Illinois Tool Works, Inc.	6,364	1,229,588
Ingersoll Rand, Inc. (A)	4,302	153,151
ITT, Inc.	1,760	103,928
John Bean Technologies Corp.	667	61,291
Kadant, Inc.	213	23,349
Kennametal, Inc.	1,782	51,571
LB Foster Company, Class A (A)	298	3,999
Lincoln Electric Holdings, Inc.	1,207	111,092
Lindsay Corp.	240	23,203
Lydall, Inc. (A)	434	7,178
Mayville Engineering Company, Inc. (A)	522	4,797
Meritor, Inc. (A)	1,419	29,714
Miller Industries, Inc.	293	8,957
Mueller Industries, Inc.	1,297	35,097
Mueller Water Products, Inc., Class A	3,339	34,692
Navistar International Corp. (A)	2,092	91,086
NN, Inc. (A)	766	3,953
Nordson Corp.	1,180	226,348
Omega Flex, Inc.	223	34,949
Oshkosh Corp.	1,344	98,784
Otis Worldwide Corp.	8,884	554,539
PACCAR, Inc.	6,829	582,377
Parker-Hannifin Corp.	2,625	531,143
Park-Ohio Holdings Corp.	316	5,078
Proto Labs, Inc. (A)	565	73,168
RBC Bearings, Inc. (A)	524	63,514
REV Group, Inc.	1,210	9,547
Rexnord Corp.	2,363	70,512
Snap-on, Inc.	1,043	153,457
SPX Corp. (A)	948	43,968
SPX FLOW, Inc. (A)	923	39,523
Standex International Corp.	280	16,576
Stanley Black & Decker, Inc.	3,164	513,201
Tennant Company	380	22,937
Terex Corp.	1,554	30,085
The Eastern Company	202	3,943
The ExOne Company (A)	89	1,088
The Gorman-Rupp Company	603	17,764
The Greenbrier Companies, Inc.	586	17,228
The Manitowoc Company, Inc. (A)	864	7,266
The Middleby Corp. (A)	1,172	105,140
The Shyft Group, Inc.	809	15,274
The Timken Company	1,583	85,830
The Toro Company	2,191	183,934
Titan International, Inc.	1,677	4,847
TriMas Corp. (A)	1,035	23,598
Trinity Industries, Inc.	2,605	50,798
Twin Disc, Inc. (A)	354	1,791
Wabash National Corp.	1,110	13,276
Wabtec Corp.	4,004	247,768
Watts Water Technologies, Inc., Class A	701	70,205
Welbilt, Inc. (A)	2,974	18,320
Woodward, Inc.	1,298	104,048
Xylem, Inc.	3,627	305,103
		12,465,673
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	275	4,502
Kirby Corp. (A)	1,269	45,900
Matson, Inc.	933	37,404
		87,806

288

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services – 0.4%
Acacia Research Corp. (A)	1,686	$5,850
ASGN, Inc. (A)	1,106	70,297
Barrett Business Services, Inc.	173	9,072
CBIZ, Inc. (A)	1,144	26,163
CoreLogic, Inc.	1,659	112,265
CoStar Group, Inc. (A)	763	647,413
CRA International, Inc.	188	7,044
Equifax, Inc.	2,507	393,348
Exponent, Inc.	1,082	77,936
Forrester Research, Inc. (A)	420	13,772
Franklin Covey Company (A)	341	6,049
FTI Consulting, Inc. (A)	765	81,067
Heidrick & Struggles International, Inc.	459	9,019
Huron Consulting Group, Inc. (A)	481	18,918
ICF International, Inc.	377	23,197
InnerWorkings, Inc. (A)	1,440	4,306
Insperity, Inc.	843	55,208
Kelly Services, Inc., Class A	813	13,854
Kforce, Inc.	509	16,375
Korn Ferry	1,163	33,727
ManpowerGroup, Inc.	1,134	83,156
Mastech Digital, Inc. (A)	89	1,603
Mistras Group, Inc. (A)	754	2,948
Red Violet, Inc. (A)	140	2,584
Rekor Systems, Inc. (A)	270	1,555
Resources Connection, Inc.	781	9,021
Robert Half International, Inc.	2,371	125,521
TransUnion	3,927	330,379
TriNet Group, Inc. (A)	1,465	86,904
TrueBlue, Inc. (A)	816	12,640
Upwork, Inc. (A)	2,419	42,187
Verisk Analytics, Inc.	3,306	612,635
Willdan Group, Inc. (A)	264	6,735
		2,942,748
Road and rail – 1.1%
AMERCO	371	132,069
ArcBest Corp.	604	18,760
Avis Budget Group, Inc. (A)(B)	1,553	40,875
Covenant Logistics Group, Inc. (A)	501	8,762
CSX Corp.	15,574	1,209,633
Daseke, Inc. (A)	1,184	6,358
Heartland Express, Inc.	1,853	34,466
Hertz Global Holdings, Inc. (A)(B)	3,014	3,346
HyreCar, Inc. (A)	175	551
JB Hunt Transport Services, Inc.	2,175	274,877
Kansas City Southern	1,953	353,161
Knight-Swift Transportation Holdings, Inc.	3,604	146,683
Landstar System, Inc.	714	89,600
Lyft, Inc., Class A (A)	6,240	171,912
Marten Transport, Ltd.	1,666	27,189
Norfolk Southern Corp.	5,196	1,111,892
Old Dominion Freight Line, Inc.	2,446	442,530
P.A.M. Transportation Services, Inc. (A)	163	6,129
Ryder System, Inc.	1,136	47,985
Saia, Inc. (A)	560	70,638
Schneider National, Inc., Class B	3,821	94,493
Uber Technologies, Inc. (A)	35,600	1,298,688
Union Pacific Corp.	13,770	2,710,900
Universal Logistics Holdings, Inc.	647	13,496
Werner Enterprises, Inc.	1,462	61,389
YRC Worldwide, Inc. (A)	513	2,011
		8,378,393
Trading companies and distributors – 0.3%
Air Lease Corp.	2,199	64,695
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Applied Industrial Technologies, Inc.	808	$44,521
Beacon Roofing Supply, Inc. (A)	1,448	44,989
BlueLinx Holdings, Inc. (A)	138	2,971
BMC Stock Holdings, Inc. (A)	1,408	60,305
CAI International, Inc.	399	10,984
DXP Enterprises, Inc. (A)	424	6,839
EVI Industries, Inc. (A)	281	7,477
Fastenal Company	11,864	534,948
Fortress Transportation & Infrastructure Investors LLC	1,753	30,029
Foundation Building Materials, Inc. (A)	982	15,437
GATX Corp.	630	40,163
GMS, Inc. (A)	892	21,497
H&E Equipment Services, Inc.	706	13,880
HD Supply Holdings, Inc. (A)	3,220	132,793
Herc Holdings, Inc. (A)	600	23,766
Lawson Products, Inc. (A)	105	4,308
MRC Global, Inc. (A)	1,913	8,188
MSC Industrial Direct Company, Inc., Class A	1,111	70,304
NOW, Inc. (A)	2,361	10,719
Rush Enterprises, Inc., Class A	785	39,674
SiteOne Landscape Supply, Inc. (A)	878	107,072
Systemax, Inc.	859	20,564
Textainer Group Holdings, Ltd. (A)	1,307	18,507
Titan Machinery, Inc. (A)	554	7,329
United Rentals, Inc. (A)	1,463	255,294
Univar Solutions, Inc. (A)	3,580	60,430
Veritiv Corp. (A)	416	5,267
W.W. Grainger, Inc.	1,063	379,247
Watsco, Inc.	731	170,243
WESCO International, Inc. (A)	1,054	46,397
Willis Lease Finance Corp. (A)	124	2,288
		2,261,125
		62,689,235
Information technology – 26.5%
Communications equipment – 0.7%
Acacia Communications, Inc. (A)	864	58,234
ADTRAN, Inc.	1,229	12,603
Applied Optoelectronics, Inc. (A)	524	5,895
Arista Networks, Inc. (A)	1,540	318,672
CalAmp Corp. (A)	820	5,896
Calix, Inc. (A)	1,308	23,256
Cambium Networks Corp. (A)	638	10,763
Casa Systems, Inc. (A)	2,022	8,149
Ciena Corp. (A)	3,177	126,095
Cisco Systems, Inc.	85,564	3,370,366
Clearfield, Inc. (A)	398	8,028
CommScope Holding Company, Inc. (A)	4,134	37,206
Comtech Telecommunications Corp.	548	7,672
Digi International, Inc. (A)	683	10,675
DZS, Inc. (A)	566	5,303
EchoStar Corp., Class A (A)	2,059	51,249
Extreme Networks, Inc. (A)	2,767	11,123
F5 Networks, Inc. (A)	1,200	147,324
Harmonic, Inc. (A)	2,084	11,629
Infinera Corp. (A)	3,517	21,665
Inseego Corp. (A)(B)	1,798	18,555
InterDigital, Inc.	665	37,945
Juniper Networks, Inc.	6,655	143,083
KVH Industries, Inc. (A)	504	4,541
Lumentum Holdings, Inc. (A)	1,617	121,485
Motorola Solutions, Inc.	3,466	543,503
NETGEAR, Inc. (A)	654	20,156
NetScout Systems, Inc. (A)	1,586	34,622

289

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Plantronics, Inc.	893	$10,573
Powerwave Technologies, Inc. (A)(C)	912	0
Resonant, Inc. (A)	781	1,859
Ribbon Communications, Inc. (A)	2,627	10,166
Ubiquiti, Inc. (B)	1,328	221,324
ViaSat, Inc. (A)	1,289	44,329
Viavi Solutions, Inc. (A)	4,848	56,867
		5,520,811
Electronic equipment, instruments and components – 0.6%
Akoustis Technologies, Inc. (A)(B)	872	7,116
Amphenol Corp., Class A	5,985	647,996
Arlo Technologies, Inc. (A)	1,497	7,874
Arrow Electronics, Inc. (A)	1,536	120,822
Avnet, Inc.	1,925	49,742
Badger Meter, Inc.	609	39,810
Bel Fuse, Inc., Class B	346	3,695
Belden, Inc.	915	28,475
Benchmark Electronics, Inc.	800	16,120
CDW Corp.	2,877	343,888
Cognex Corp.	3,577	232,863
Coherent, Inc. (A)	509	56,463
Corning, Inc.	15,507	502,582
CTS Corp.	670	14,760
Daktronics, Inc.	1,227	4,859
Dolby Laboratories, Inc., Class A	1,964	130,174
ePlus, Inc. (A)	230	16,836
FARO Technologies, Inc. (A)	391	23,843
Fitbit, Inc., Class A (A)	5,587	38,886
FLIR Systems, Inc.	2,725	97,691
II-VI, Inc. (A)	1,909	77,429
Insight Enterprises, Inc. (A)	735	41,586
Intellicheck, Inc. (A)	162	1,081
IPG Photonics Corp. (A)	1,083	184,078
Iteris, Inc. (A)	1,032	4,231
Itron, Inc. (A)	841	51,082
Jabil, Inc.	3,128	107,165
Keysight Technologies, Inc. (A)	3,852	380,501
Kimball Electronics, Inc. (A)	601	6,948
Knowles Corp. (A)	1,955	29,130
Littelfuse, Inc.	508	90,089
Luna Innovations, Inc. (A)	135	807
Methode Electronics, Inc.	804	22,914
MicroVision, Inc. (A)	664	1,295
MTS Systems Corp.	425	8,122
Napco Security Technologies, Inc. (A)	429	10,082
National Instruments Corp.	2,733	97,568
Netlist, Inc. (A)	2,025	1,334
nLight, Inc. (A)	848	19,911
Novanta, Inc. (A)	739	77,846
OSI Systems, Inc. (A)	372	28,871
PAR Technology Corp. (A)	370	14,989
PC Connection, Inc.	517	21,228
Plexus Corp. (A)	589	41,601
Powerfleet, Inc. (A)	111	625
Research Frontiers, Inc. (A)	131	354
Rogers Corp. (A)	393	38,538
Sanmina Corp. (A)	1,203	32,541
ScanSource, Inc. (A)	460	9,122
SYNNEX Corp.	1,056	147,903
Trimble, Inc. (A)	5,143	250,464
TTM Technologies, Inc. (A)	2,254	25,718
Vishay Intertechnology, Inc.	3,039	47,317
Vishay Precision Group, Inc. (A)	306	7,748
Zebra Technologies Corp., Class A (A)	1,089	274,929
		4,539,642
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services – 5.1%
Akamai Technologies, Inc. (A)	3,310	$365,887
Alliance Data Systems Corp.	932	39,125
Automatic Data Processing, Inc.	8,670	1,209,378
Black Knight, Inc. (A)	3,057	266,112
Booz Allen Hamilton Holding Corp.	2,787	231,265
Brightcove, Inc. (A)	983	10,066
Broadridge Financial Solutions, Inc.	2,308	304,656
CACI International, Inc., Class A (A)	486	103,596
Cardtronics PLC, Class A (A)	953	18,869
Cass Information Systems, Inc.	256	10,301
Cognizant Technology Solutions Corp., Class A	10,892	756,123
Conduent, Inc. (A)	4,621	14,695
CSG Systems International, Inc.	659	26,986
DXC Technology Company	5,359	95,658
Endurance International Group Holdings, Inc. (A)	3,270	18,770
EPAM Systems, Inc. (A)	1,146	370,479
Euronet Worldwide, Inc. (A)	1,131	103,034
EVO Payments, Inc., Class A (A)	1,768	43,935
Exela Technologies, Inc. (A)	439	169
ExlService Holdings, Inc. (A)	712	46,971
Fastly, Inc., Class A (A)	1,995	186,892
Fidelity National Information Services, Inc.	12,555	1,848,222
Fiserv, Inc. (A)	13,665	1,408,178
FleetCor Technologies, Inc. (A)	1,704	405,722
Gartner, Inc. (A)	1,853	231,532
Genpact, Ltd.	3,996	155,644
Global Payments, Inc.	6,175	1,096,557
GoDaddy, Inc., Class A (A)	3,535	268,554
GreenSky, Inc., Class A (A)	3,876	17,209
i3 Verticals, Inc., Class A (A)	606	15,302
IBM Corp.	17,864	2,173,513
Information Services Group, Inc. (A)	1,409	2,973
Jack Henry & Associates, Inc.	1,553	252,502
KBR, Inc.	2,986	66,767
Leidos Holdings, Inc.	2,911	259,516
Limelight Networks, Inc. (A)	2,664	15,345
LiveRamp Holdings, Inc. (A)	1,431	74,083
ManTech International Corp., Class A	840	57,859
Mastercard, Inc., Class A	20,448	6,914,900
MAXIMUS, Inc.	1,146	78,398
MoneyGram International, Inc. (A)(B)	1,519	4,291
MongoDB, Inc. (A)	1,175	272,024
NIC, Inc.	1,395	27,482
Okta, Inc. (A)	2,436	520,939
Paychex, Inc.	7,268	579,768
PayPal Holdings, Inc. (A)	23,950	4,718,869
Paysign, Inc. (A)	1,105	6,276
Perficient, Inc. (A)	713	30,474
Perspecta, Inc.	3,393	65,994
PRGX Global, Inc. (A)	47	224
Sabre Corp.	5,716	37,211
Science Applications International Corp.	1,150	90,183
ServiceSource International, Inc. (A)	2,601	3,823
Square, Inc., Class A (A)	8,963	1,456,936
StarTek, Inc. (A)	653	3,428
Switch, Inc., Class A	5,110	79,767
Sykes Enterprises, Inc. (A)	904	30,926
The Hackett Group, Inc.	696	7,781
The Western Union Company	8,375	179,476
TTEC Holdings, Inc.	986	53,786
Twilio, Inc., Class A (A)	2,862	707,172
Unisys Corp. (A)	1,343	14,330

290

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
VeriSign, Inc. (A)	2,335	$478,325
Verra Mobility Corp. (A)	3,363	32,487
Virtusa Corp. (A)	634	31,167
Visa, Inc., Class A	39,539	7,906,614
WEX, Inc. (A)	903	125,490
		37,030,986
Semiconductors and semiconductor equipment – 4.4%
ACM Research, Inc., Class A (A)	406	28,055
Advanced Energy Industries, Inc. (A)	809	50,918
Advanced Micro Devices, Inc. (A)	23,222	1,903,972
Alpha & Omega Semiconductor, Ltd. (A)	622	7,974
Ambarella, Inc. (A)	706	36,839
Amkor Technology, Inc. (A)(B)	5,075	56,840
Analog Devices, Inc.	7,490	874,383
Applied Materials, Inc.	18,625	1,107,256
Atomera, Inc. (A)	385	4,023
Axcelis Technologies, Inc. (A)	734	16,148
AXT, Inc. (A)	135	826
Broadcom, Inc.	8,121	2,958,643
Brooks Automation, Inc.	1,532	70,870
Cabot Microelectronics Corp.	612	87,400
CEVA, Inc. (A)	512	20,157
Cirrus Logic, Inc. (A)	1,209	81,547
Cohu, Inc.	925	15,892
Cree, Inc. (A)	2,258	143,925
CyberOptics Corp. (A)	12	382
Diodes, Inc. (A)	1,072	60,514
DSP Group, Inc. (A)	596	7,855
Enphase Energy, Inc. (A)	2,514	207,631
Entegris, Inc.	2,799	208,078
Everspin Technologies, Inc. (A)	103	584
First Solar, Inc. (A)	2,176	144,051
FormFactor, Inc. (A)	1,518	37,844
GSI Technology, Inc. (A)	205	1,156
Ichor Holdings, Ltd. (A)	384	8,283
Impinj, Inc. (A)	486	12,806
Inphi Corp. (A)	960	107,760
Intel Corp.	85,773	4,441,326
KLA Corp.	3,176	615,318
Kulicke & Soffa Industries, Inc.	1,388	31,091
Lam Research Corp.	2,967	984,302
Lattice Semiconductor Corp. (A)	2,843	82,333
MACOM Technology Solutions Holdings, Inc. (A)	1,335	45,403
Marvell Technology Group, Ltd.	13,764	546,431
Maxeon Solar Technologies, Ltd. (A)	410	6,954
Maxim Integrated Products, Inc.	5,299	358,265
MaxLinear, Inc. (A)	1,515	35,209
Microchip Technology, Inc.	4,982	511,950
Micron Technology, Inc. (A)	22,537	1,058,338
MKS Instruments, Inc.	1,142	124,741
Monolithic Power Systems, Inc.	906	253,327
NeoPhotonics Corp. (A)	1,119	6,815
NVE Corp.	120	5,890
NVIDIA Corp.	12,548	6,791,229
ON Semiconductor Corp. (A)	8,589	186,295
Onto Innovation, Inc. (A)	982	29,244
PDF Solutions, Inc. (A)	745	13,939
Photronics, Inc. (A)	1,478	14,721
Pixelworks, Inc. (A)	1,060	2,173
Power Integrations, Inc.	1,232	68,253
Qorvo, Inc. (A)	2,385	307,689
QUALCOMM, Inc.	22,897	2,694,519
Rambus, Inc. (A)	2,420	33,130
Rubicon Technology, Inc. (A)	161	1,372
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Semtech Corp. (A)	1,393	$73,773
Silicon Laboratories, Inc. (A)	910	89,044
SiTime Corp. (A)	232	19,495
Skyworks Solutions, Inc.	3,410	496,155
SMART Global Holdings, Inc. (A)	535	14,627
SunPower Corp. (A)(B)	3,285	41,095
Synaptics, Inc. (A)	681	54,766
Teradyne, Inc.	3,501	278,189
Texas Instruments, Inc.	18,557	2,649,754
Ultra Clean Holdings, Inc. (A)	883	18,949
Universal Display Corp.	985	178,029
Veeco Instruments, Inc. (A)	1,119	13,059
Xilinx, Inc.	4,894	510,151
		31,949,955
Software – 9.8%
2U, Inc. (A)	1,345	45,542
8x8, Inc. (A)	2,122	32,997
A10 Networks, Inc. (A)	1,809	11,523
ACI Worldwide, Inc. (A)	2,427	63,418
Adobe, Inc. (A)	9,839	4,825,341
Agilysys, Inc. (A)	564	13,626
Alarm.com Holdings, Inc. (A)	1,025	56,631
Altair Engineering, Inc., Class A (A)	1,540	64,649
Alteryx, Inc., Class A (A)	1,359	154,314
American Software, Inc., Class A	679	9,533
Anaplan, Inc. (A)	2,761	172,783
ANSYS, Inc. (A)	1,761	576,252
Appfolio, Inc., Class A (A)	718	101,820
Appian Corp. (A)(B)	1,411	91,362
Aspen Technology, Inc. (A)	1,425	180,391
Autodesk, Inc. (A)	4,529	1,046,244
Avalara, Inc. (A)	1,613	205,399
Avaya Holdings Corp. (A)	2,155	32,756
Benefitfocus, Inc. (A)	722	8,086
Bill.com Holdings, Inc. (A)	1,427	143,142
Blackbaud, Inc.	1,029	57,449
Blackline, Inc. (A)	1,170	104,867
Bottomline Technologies DE, Inc. (A)	930	39,209
Box, Inc., Class A (A)	3,163	54,910
Cadence Design Systems, Inc. (A)	5,755	613,656
CDK Global, Inc.	2,502	109,062
Cerence, Inc. (A)	788	38,510
Ceridian HCM Holding, Inc. (A)	3,010	248,777
ChannelAdvisor Corp. (A)	697	10,086
Citrix Systems, Inc.	2,532	348,682
Cloudera, Inc. (A)(B)	5,998	65,318
Cloudflare, Inc., Class A (A)	6,057	248,700
CommVault Systems, Inc. (A)	969	39,535
Cornerstone OnDemand, Inc. (A)	1,274	46,323
Coupa Software, Inc. (A)	1,333	365,562
Crowdstrike Holdings, Inc., Class A (A)	4,295	589,789
Datadog, Inc., Class A (A)	6,166	629,919
Digimarc Corp. (A)	294	6,565
DocuSign, Inc. (A)	3,744	805,859
Domo, Inc., Class B (A)	622	23,841
Dropbox, Inc., Class A (A)	8,678	167,138
Dynatrace, Inc. (A)	5,749	235,824
Ebix, Inc. (B)	651	13,411
eGain Corp. (A)	755	10,698
Envestnet, Inc. (A)	1,101	84,953
Everbridge, Inc. (A)	708	89,017
Fair Isaac Corp. (A)	603	256,504
FireEye, Inc. (A)	4,573	56,454
Five9, Inc. (A)	1,276	165,472
Fortinet, Inc. (A)	3,380	398,198

291

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Guidewire Software, Inc. (A)	1,721	$179,449
HubSpot, Inc. (A)	893	260,961
Intelligent Systems Corp. (A)	199	7,757
Intuit, Inc.	5,307	1,731,196
j2 Global, Inc. (A)	944	65,344
LivePerson, Inc. (A)(B)	1,406	73,098
Manhattan Associates, Inc. (A)	1,337	127,670
Medallia, Inc. (A)	2,506	68,715
Microsoft Corp.	154,181	32,428,890
MicroStrategy, Inc., Class A (A)	221	33,274
Mitek Systems, Inc. (A)	911	11,606
MobileIron, Inc. (A)	2,654	18,605
Model N, Inc. (A)	719	25,366
New Relic, Inc. (A)	1,234	69,548
NortonLifeLock, Inc.	12,280	255,915
Nuance Communications, Inc. (A)	5,919	196,452
Nutanix, Inc., Class A (A)	3,956	87,744
OneSpan, Inc. (A)	910	19,074
Oracle Corp.	63,690	3,802,293
Pagerduty, Inc. (A)	1,640	44,460
Palo Alto Networks, Inc. (A)	2,001	489,745
Pareteum Corp. (A)	1,711	1,158
Paycom Software, Inc. (A)	1,211	376,984
Paylocity Holding Corp. (A)	1,121	180,952
Pegasystems, Inc.	1,661	201,047
Ping Identity Holding Corp. (A)	1,506	47,002
Pluralsight, Inc., Class A (A)	2,973	50,927
Progress Software Corp.	952	34,919
Proofpoint, Inc. (A)	1,180	124,549
PROS Holdings, Inc. (A)	881	28,139
PTC, Inc. (A)	2,421	200,265
Q2 Holdings, Inc. (A)	1,009	92,081
Qualys, Inc. (A)	812	79,584
Rapid7, Inc. (A)	1,045	63,996
RealPage, Inc. (A)	1,984	114,358
Rimini Street, Inc. (A)	1,519	4,891
RingCentral, Inc., Class A (A)	1,564	429,490
Riot Blockchain, Inc. (A)	133	359
Rosetta Stone, Inc. (A)	455	13,641
Sailpoint Technologies Holdings, Inc. (A)	1,899	75,143
salesforce.com, Inc. (A)	18,396	4,623,283
Seachange International, Inc. (A)	312	272
SecureWorks Corp., Class A (A)	1,619	18,440
ServiceNow, Inc. (A)	3,926	1,904,110
SharpSpring, Inc. (A)	74	825
ShotSpotter, Inc. (A)	262	8,132
Slack Technologies, Inc., Class A (A)(B)	11,350	304,861
Smartsheet, Inc., Class A (A)	2,404	118,806
Smith Micro Software, Inc. (A)	408	1,522
SolarWinds Corp. (A)	6,524	132,698
Splunk, Inc. (A)	3,253	611,987
Sprout Social, Inc., Class A (A)	881	33,919
SPS Commerce, Inc. (A)	728	56,689
SS&C Technologies Holdings, Inc.	5,271	319,001
SVMK, Inc. (A)	2,843	62,859
Synchronoss Technologies, Inc. (A)	1,177	3,543
Synopsys, Inc. (A)	3,095	662,268
Telenav, Inc. (A)	1,183	4,259
Tenable Holdings, Inc. (A)	2,078	78,445
Teradata Corp. (A)	2,339	53,095
The Trade Desk, Inc., Class A (A)	942	488,691
Tyler Technologies, Inc. (A)	811	282,682
Upland Software, Inc. (A)	553	20,848
Varonis Systems, Inc. (A)	646	74,561
Verint Systems, Inc. (A)	1,365	65,766
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Veritone, Inc. (A)	355	$3,252
VirnetX Holding Corp. (B)	1,593	8,395
VMware, Inc., Class A (A)(B)	8,499	1,221,051
Workday, Inc., Class A (A)	4,796	1,031,763
Workiva, Inc. (A)	982	54,756
Xperi Holding Corp.	2,215	25,450
Yext, Inc. (A)	2,432	36,918
Zendesk, Inc. (A)	2,343	241,142
Zix Corp. (A)	1,285	7,504
Zoom Video Communications, Inc., Class A (A)	5,706	2,682,448
Zscaler, Inc. (A)	2,677	376,627
Zuora, Inc., Class A (A)	2,388	24,692
		71,522,304
Technology hardware, storage and peripherals – 5.9%
3D Systems Corp. (A)	2,572	12,629
Apple, Inc.	352,324	40,802,604
AstroNova, Inc.	233	1,869
Avid Technology, Inc. (A)	1,003	8,586
Dell Technologies, Inc., Class C (A)	15,099	1,022,051
Diebold Nixdorf, Inc. (A)	1,715	13,103
Eastman Kodak Company (A)(B)	667	5,883
Hewlett Packard Enterprise Company	25,520	239,122
HP, Inc.	28,710	545,203
Immersion Corp. (A)	809	5,703
Intevac, Inc. (A)	745	4,105
NCR Corp. (A)	2,659	58,870
NetApp, Inc.	4,458	195,439
Pure Storage, Inc., Class A (A)	5,381	82,814
Western Digital Corp.	6,101	222,992
Xerox Holdings Corp.	4,155	77,989
		43,298,962
		193,862,660
Materials – 2.3%
Chemicals – 1.4%
AdvanSix, Inc. (A)	524	6,749
Air Products & Chemicals, Inc.	4,415	1,315,052
Albemarle Corp.	2,196	196,059
American Vanguard Corp.	728	9,566
Amyris, Inc. (A)	2,008	5,863
Ashland Global Holdings, Inc.	1,269	89,997
Avient Corp.	1,723	45,591
Axalta Coating Systems, Ltd. (A)	4,916	108,988
Balchem Corp.	681	66,486
Cabot Corp.	1,218	43,885
Celanese Corp.	2,329	250,251
CF Industries Holdings, Inc.	4,338	133,220
Chase Corp.	194	18,508
Ciner Resources LP	296	3,703
Corteva, Inc.	15,328	441,600
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	15,414	725,229
DuPont de Nemours, Inc.	14,937	828,705
Eastman Chemical Company	2,611	203,971
Ecolab, Inc.	5,778	1,154,676
Ferro Corp. (A)	1,770	21,948
Flotek Industries, Inc. (A)	796	2,157
FMC Corp.	2,656	281,297
FutureFuel Corp.	1,090	12,393
GCP Applied Technologies, Inc. (A)	1,572	32,933
Hawkins, Inc.	266	12,263
HB Fuller Company	1,076	49,259
Huntsman Corp.	4,735	105,164
Ingevity Corp. (A)	884	43,705

292

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Innospec, Inc.	510	$32,293
International Flavors & Fragrances, Inc. (B)	2,195	268,778
Intrepid Potash, Inc. (A)	345	2,912
Koppers Holdings, Inc. (A)	482	10,079
Kraton Corp. (A)	660	11,761
Kronos Worldwide, Inc.	2,526	32,484
Livent Corp. (A)	3,162	28,363
LSB Industries, Inc. (A)	308	499
Marrone Bio Innovations, Inc. (A)	3,996	4,875
Minerals Technologies, Inc.	748	38,223
NewMarket Corp.	168	57,510
Olin Corp.	3,408	42,191
PPG Industries, Inc.	4,705	574,386
PQ Group Holdings, Inc. (A)	2,904	29,795
Quaker Chemical Corp.	313	56,249
Rayonier Advanced Materials, Inc. (A)	1,194	3,821
RPM International, Inc.	2,641	218,780
Sensient Technologies Corp.	828	47,809
Stepan Company	419	45,671
The Chemours Company	3,379	70,655
The Mosaic Company	7,960	145,429
The Scotts Miracle-Gro Company	1,155	176,611
The Sherwin-Williams Company	1,853	1,291,059
Trecora Resources (A)	757	4,648
Tredegar Corp.	832	12,372
Trinseo SA	852	21,845
Valhi, Inc.	660	8,686
Valvoline, Inc.	3,938	74,980
W.R. Grace & Company	1,393	56,124
Westlake Chemical Corp.	2,656	167,912
Westlake Chemical Partners LP	799	14,981
		9,761,194
Construction materials – 0.1%
Eagle Materials, Inc.	865	74,667
Forterra, Inc. (A)	1,414	16,713
Martin Marietta Materials, Inc.	1,267	298,201
Summit Materials, Inc., Class A (A)	2,396	39,630
U.S. Concrete, Inc. (A)	374	10,861
United States Lime & Minerals, Inc.	134	12,073
Vulcan Materials Company	2,687	364,196
		816,341
Containers and packaging – 0.3%
AptarGroup, Inc.	1,198	135,614
Avery Dennison Corp.	1,690	216,050
Ball Corp.	6,705	557,320
Berry Global Group, Inc. (A)	2,695	130,222
Crown Holdings, Inc. (A)	2,735	210,212
Graphic Packaging Holding Company	6,064	85,442
Greif, Inc., Class A	1,049	37,984
International Paper Company	8,007	324,604
Myers Industries, Inc.	844	11,166
O-I Glass, Inc.	3,338	35,349
Packaging Corp. of America	1,923	209,703
Sealed Air Corp.	3,058	118,681
Silgan Holdings, Inc.	2,164	79,570
Sonoco Products Company	1,931	98,616
UFP Technologies, Inc. (A)	81	3,355
Westrock Company	5,387	187,144
		2,441,032
Metals and mining – 0.5%
Alcoa Corp. (A)	4,059	47,206
Allegheny Technologies, Inc. (A)	2,687	23,431
Arconic Corp. (A)	2,276	43,358
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Carpenter Technology Corp.	1,071	$19,449
Century Aluminum Company (A)	2,194	15,621
Cleveland-Cliffs, Inc. (B)	8,361	53,678
Coeur Mining, Inc. (A)	5,000	36,900
Commercial Metals Company	2,612	52,188
Compass Minerals International, Inc.	766	45,462
Contura Energy, Inc. (A)	390	2,855
Freeport-McMoRan, Inc.	30,513	477,223
Friedman Industries, Inc.	13	75
General Moly, Inc. (A)	4,421	495
Haynes International, Inc.	334	5,708
Hecla Mining Company	10,978	55,768
Kaiser Aluminum Corp.	367	19,668
Materion Corp.	423	22,009
Newmont Corp.	16,387	1,039,755
Nucor Corp.	6,113	274,229
Olympic Steel, Inc.	344	3,908
Ramaco Resources, Inc. (A)	924	3,234
Rare Element Resources, Ltd. (A)	2,635	1,974
Reliance Steel & Aluminum Company	1,242	126,734
Royal Gold, Inc.	1,395	167,637
Ryerson Holding Corp. (A)	938	5,375
Schnitzer Steel Industries, Inc., Class A	654	12,576
Silver Bull Resources, Inc. (A)	1,631	946
Solitario Zinc Corp. (A)	2,505	1,002
Southern Copper Corp.	16,167	731,880
Steel Dynamics, Inc.	4,413	126,344
SunCoke Energy, Inc.	2,119	7,247
TimkenSteel Corp. (A)	1,209	4,292
United States Steel Corp.	3,560	26,130
Universal Stainless & Alloy Products, Inc. (A)	144	791
Warrior Met Coal, Inc.	968	16,533
Worthington Industries, Inc.	1,259	51,342
		3,523,023
Paper and forest products – 0.0%
Boise Cascade Company	849	33,892
Clearwater Paper Corp. (A)	390	14,797
Louisiana-Pacific Corp.	2,491	73,509
Neenah, Inc.	345	12,927
P.H. Glatfelter Company	999	13,756
Schweitzer-Mauduit International, Inc.	627	19,055
Verso Corp., Class A	768	6,060
		173,996
		16,715,586
Real estate – 3.1%
Equity real estate investment trusts – 3.0%
Acadia Realty Trust	1,860	19,530
Agree Realty Corp.	883	56,194
Alexander & Baldwin, Inc.	1,588	17,801
Alexander's, Inc.	108	26,484
Alexandria Real Estate Equities, Inc.	2,408	385,280
American Assets Trust, Inc.	1,271	30,618
American Campus Communities, Inc.	2,883	100,674
American Finance Trust, Inc.	2,393	15,004
American Homes 4 Rent, Class A	6,327	180,193
American Tower Corp.	9,106	2,201,193
Americold Realty Trust	4,031	144,108
Apartment Investment & Management Company, A Shares	3,132	105,611
Apple Hospitality REIT, Inc.	4,752	45,667
Armada Hoffler Properties, Inc.	1,229	11,381
Ashford Hospitality Trust, Inc.	287	474
AvalonBay Communities, Inc.	2,906	433,982

293

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Bluerock Residential Growth REIT, Inc.	731	$5,541
Boston Properties, Inc.	3,224	258,887
Braemar Hotels & Resorts, Inc.	978	2,445
Brandywine Realty Trust	3,857	39,881
Brixmor Property Group, Inc.	6,250	73,063
BRT Apartments Corp.	385	4,535
Camden Property Trust	1,982	176,358
CareTrust REIT, Inc.	2,053	36,533
CatchMark Timber Trust, Inc., Class A	1,315	11,743
CBL & Associates Properties, Inc. (A)	4,721	761
Cedar Realty Trust, Inc.	2,499	2,024
Chatham Lodging Trust	1,057	8,054
CIM Commercial Trust Corp.	337	3,323
Clipper Realty, Inc.	526	3,182
Colony Capital, Inc.	10,479	28,608
Columbia Property Trust, Inc.	2,547	27,788
Community Healthcare Trust, Inc.	472	22,071
Condor Hospitality Trust, Inc.	431	1,129
CoreCivic, Inc.	2,527	20,216
CorEnergy Infrastructure Trust, Inc.	318	1,857
CorePoint Lodging, Inc.	1,422	7,750
CoreSite Realty Corp.	786	93,440
Corporate Office Properties Trust	2,391	56,715
Cousins Properties, Inc.	3,094	88,457
Crown Castle International Corp.	8,631	1,437,062
CubeSmart	4,038	130,468
CyrusOne, Inc.	2,372	166,111
DiamondRock Hospitality Company	4,310	21,852
Digital Realty Trust, Inc.	4,353	638,846
Diversified Healthcare Trust	5,157	18,153
Douglas Emmett, Inc.	3,681	92,393
Duke Realty Corp.	7,705	284,315
Easterly Government Properties, Inc.	1,561	34,982
EastGroup Properties, Inc.	807	104,369
Empire State Realty Trust, Inc., Class A	3,892	23,819
EPR Properties	1,636	44,990
Equinix, Inc.	1,779	1,352,271
Equity Commonwealth	2,128	56,669
Equity LifeStyle Properties, Inc.	3,682	225,707
Equity Residential	7,748	397,705
Essential Properties Realty Trust, Inc.	1,463	26,802
Essex Property Trust, Inc.	1,373	275,685
Extra Space Storage, Inc.	2,697	288,552
Farmland Partners, Inc.	930	6,194
Federal Realty Investment Trust	1,572	115,448
First Industrial Realty Trust, Inc.	2,680	106,664
Four Corners Property Trust, Inc.	1,453	37,182
Franklin Street Properties Corp.	2,261	8,275
Front Yard Residential Corp.	1,319	11,528
Gaming and Leisure Properties, Inc.	4,532	167,367
Getty Realty Corp.	966	25,126
Gladstone Commercial Corp.	793	13,362
Gladstone Land Corp.	706	10,604
Global Medical REIT, Inc.	854	11,529
Global Net Lease, Inc.	1,979	31,466
Healthcare Realty Trust, Inc.	2,832	85,300
Healthcare Trust of America, Inc., Class A	4,366	113,516
Healthpeak Properties, Inc.	10,353	281,084
Hersha Hospitality Trust	1,005	5,568
Highwoods Properties, Inc.	2,184	73,317
Host Hotels & Resorts, Inc.	15,005	161,904
Hudson Pacific Properties, Inc.	3,264	71,580
Independence Realty Trust, Inc.	2,095	24,281
Industrial Logistics Properties Trust	1,490	32,586
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Innovative Industrial Properties, Inc.	316	$39,219
Investors Real Estate Trust	226	14,728
Invitation Homes, Inc.	11,285	315,867
Iron Mountain, Inc.	6,007	160,928
iStar, Inc.	1,236	14,597
JBG SMITH Properties	2,856	76,369
Jernigan Capital, Inc.	373	6,393
Kilroy Realty Corp.	2,218	115,247
Kimco Realty Corp.	8,845	99,595
Kite Realty Group Trust	1,853	21,458
Lamar Advertising Company, Class A	2,080	137,634
Lexington Realty Trust	5,323	55,625
Life Storage, Inc.	972	102,322
LTC Properties, Inc.	837	29,178
Mack-Cali Realty Corp.	1,996	25,190
Medalist Diversified REIT, Inc.	376	459
Medical Properties Trust, Inc.	10,170	179,297
MGM Growth Properties LLC, Class A	2,079	58,170
Mid-America Apartment Communities, Inc.	2,377	275,613
Monmouth Real Estate Investment Corp.	2,045	28,323
National Health Investors, Inc.	880	53,038
National Retail Properties, Inc.	3,402	117,403
National Storage Affiliates Trust	1,224	40,037
New Senior Investment Group, Inc.	2,020	8,080
New York REIT Liquidating LLC (A)(C)	457	8,391
NexPoint Residential Trust, Inc.	583	25,856
Office Properties Income Trust	1,104	22,875
Omega Healthcare Investors, Inc.	4,564	136,646
One Liberty Properties, Inc.	545	8,916
Outfront Media, Inc.	3,037	44,188
Paramount Group, Inc.	4,911	34,770
Park Hotels & Resorts, Inc.	5,041	50,360
Pebblebrook Hotel Trust	2,802	35,109
Pennsylvania Real Estate Investment Trust	1,986	1,100
Physicians Realty Trust	3,981	71,300
Piedmont Office Realty Trust, Inc., Class A	2,693	36,544
Plymouth Industrial REIT, Inc.	429	5,294
Postal Realty Trust, Inc., Class A	83	1,257
PotlatchDeltic Corp.	1,473	62,013
Preferred Apartment Communities, Inc., Class A	904	4,882
Prologis, Inc.	15,268	1,536,266
PS Business Parks, Inc.	476	58,258
Public Storage	3,534	787,092
QTS Realty Trust, Inc., Class A	1,243	78,334
Rayonier, Inc.	2,839	75,063
Realty Income Corp.	6,750	410,063
Regency Centers Corp.	3,503	133,184
Retail Opportunity Investments Corp.	2,507	26,110
Retail Properties of America, Inc., Class A	4,627	26,883
Retail Value, Inc.	492	6,184
Rexford Industrial Realty, Inc.	2,347	107,399
RLJ Lodging Trust	3,635	31,479
RPT Realty	1,545	8,405
Ryman Hospitality Properties, Inc.	1,080	39,744
Sabra Health Care REIT, Inc.	4,102	56,546
Safehold, Inc.	890	55,269
Saul Centers, Inc.	494	13,131
SBA Communications Corp.	2,321	739,192
Seritage Growth Properties, Class A (A)	866	11,648
Service Properties Trust	3,498	27,809

294

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Simon Property Group, Inc.	6,341	$410,136
SITE Centers Corp.	4,050	29,160
SL Green Realty Corp.	1,680	77,902
Sotherly Hotels, Inc.	646	1,163
Spirit Realty Capital, Inc.	2,024	68,310
STAG Industrial, Inc.	2,912	88,787
STORE Capital Corp.	4,908	134,626
Summit Hotel Properties, Inc.	2,173	11,256
Sun Communities, Inc.	1,906	268,003
Sunstone Hotel Investors, Inc.	4,797	38,088
Tanger Factory Outlet Centers, Inc.	2,021	12,187
Taubman Centers, Inc.	1,299	43,244
Terreno Realty Corp.	1,416	77,540
The GEO Group, Inc.	2,079	23,576
The Macerich Company	3,169	21,518
UDR, Inc.	6,125	199,736
UMH Properties, Inc.	958	12,971
Uniti Group, Inc.	4,136	43,573
Universal Health Realty Income Trust	293	16,698
Urban Edge Properties	2,581	25,087
Urstadt Biddle Properties, Inc., Class A	889	8,179
Ventas, Inc.	7,776	326,281
VEREIT, Inc.	21,887	142,266
VICI Properties, Inc.	9,506	222,155
Vornado Realty Trust	3,861	130,154
Washington Prime Group, Inc.	4,570	2,959
Washington Real Estate Investment Trust	1,739	35,006
Weingarten Realty Investors	2,712	45,996
Welltower, Inc.	8,465	466,337
Weyerhaeuser Company	15,613	445,283
Wheeler Real Estate Investment Trust, Inc. (A)	991	3,013
Whitestone REIT	991	5,946
WP Carey, Inc.	3,600	234,576
Xenia Hotels & Resorts, Inc.	2,429	21,327
		22,208,556
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	6,992	328,414
CTO Realty Growth, Inc.	31	1,367
eXp World Holdings, Inc. (A)	1,472	59,380
Five Point Holdings LLC, Class A (A)	2,953	12,314
Forestar Group, Inc. (A)	1,120	19,824
FRP Holdings, Inc. (A)	258	10,751
Griffin Industrial Realty, Inc.	183	9,781
Jones Lang LaSalle, Inc.	1,079	103,217
Kennedy-Wilson Holdings, Inc.	3,061	44,446
Landmark Infrastructure Partners LP	598	5,412
Marcus & Millichap, Inc. (A)	815	22,429
Maui Land & Pineapple Company, Inc. (A)	514	5,561
Newmark Group, Inc., Class A	3,854	16,649
Rafael Holdings, Inc., Class B (A)	347	5,379
RE/MAX Holdings, Inc., Class A	431	14,107
Redfin Corp. (A)	1,978	98,762
Tejon Ranch Company (A)	613	8,674
The Howard Hughes Corp. (A)	903	52,013
The RMR Group, Inc., Class A	686	18,844
The St. Joe Company (A)	1,315	27,128
		864,452
		23,073,008
Utilities – 2.6%
Electric utilities – 1.5%
ALLETE, Inc.	1,037	53,654
Alliant Energy Corp.	5,100	263,415
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
American Electric Power Company, Inc.	10,032	$819,915
Avangrid, Inc.	6,326	319,210
Duke Energy Corp.	14,835	1,313,788
Edison International	7,481	380,334
Entergy Corp.	4,115	405,451
Evergy, Inc.	4,751	241,446
Eversource Energy	6,749	563,879
Exelon Corp.	19,634	702,112
FirstEnergy Corp.	11,134	319,657
Genie Energy, Ltd., B Shares	706	5,648
Hawaiian Electric Industries, Inc.	2,224	73,926
IDACORP, Inc.	975	77,903
MGE Energy, Inc.	751	47,058
NextEra Energy, Inc.	9,962	2,765,053
NRG Energy, Inc.	4,878	149,950
OGE Energy Corp.	4,136	124,039
Otter Tail Corp.	842	30,455
PG&E Corp. (A)	11,073	103,975
Pinnacle West Capital Corp.	2,178	162,370
PNM Resources, Inc.	1,686	69,682
Portland General Electric Company	1,846	65,533
PPL Corp.	15,073	410,136
Spark Energy, Inc., Class A	849	7,064
The Southern Company	21,593	1,170,772
Xcel Energy, Inc.	10,688	737,579
		11,384,004
Gas utilities – 0.1%
Atmos Energy Corp.	2,363	225,879
Chesapeake Utilities Corp.	361	30,432
National Fuel Gas Company	1,834	74,442
New Jersey Resources Corp.	1,989	53,743
Northwest Natural Holding Company	666	30,230
ONE Gas, Inc.	1,068	73,703
RGC Resources, Inc.	260	6,097
South Jersey Industries, Inc.	1,973	38,020
Southwest Gas Holdings, Inc.	1,105	69,726
Spire, Inc.	1,072	57,030
Star Group LP	997	9,721
Suburban Propane Partners LP	1,423	23,166
UGI Corp.	4,408	145,376
		837,565
Independent power and renewable electricity producers – 0.1%
Atlantic Power Corp. (A)	3,277	6,423
Brookfield Renewable Corp., Class A	2,258	132,319
NextEra Energy Partners LP	1,301	78,008
Ormat Technologies, Inc.	1,079	63,780
Sunnova Energy International, Inc. (A)	1,517	46,132
The AES Corp.	13,906	251,838
Vistra Corp.	10,218	192,711
		771,211
Multi-utilities – 0.8%
Ameren Corp.	4,986	394,293
Avista Corp.	1,415	48,280
Black Hills Corp.	1,306	69,858
CenterPoint Energy, Inc.	10,525	203,659
CMS Energy Corp.	5,852	359,371
Consolidated Edison, Inc.	6,622	515,192
Dominion Energy, Inc.	17,152	1,353,807
DTE Energy Company	3,877	446,010
MDU Resources Group, Inc.	4,173	93,893
NiSource, Inc.	7,846	172,612
NorthWestern Corp.	1,056	51,364
Public Service Enterprise Group, Inc.	10,195	559,807

295

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Sempra Energy	5,877	$695,602
Unitil Corp.	366	14,142
WEC Energy Group, Inc.	6,469	626,846
		5,604,736
Water utilities – 0.1%
American States Water Company	769	57,637
American Water Works Company, Inc.	3,741	541,996
Artesian Resources Corp., Class A	287	9,893
Cadiz, Inc. (A)	752	7,467
California Water Service Group	1,049	45,579
Essential Utilities, Inc.	3,802	153,031
Global Water Resources, Inc.	678	7,309
Middlesex Water Company	325	20,199
Pure Cycle Corp. (A)	700	6,307
SJW Group	625	38,038
The York Water Company	347	14,668
		902,124
		19,499,640
TOTAL COMMON STOCKS (Cost $335,132,932)		$722,399,067
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	260	25,610
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	9,710
TOTAL PREFERRED SECURITIES (Cost $82,033)		$35,320
RIGHTS – 0.0%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (A)(D)	15,751	35,440
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	7,232	5,640
TOTAL RIGHTS (Cost $40,058)		$41,080
WARRANTS – 0.0%
Amplify Energy Corp. (Expiration Date: 5-4-22; Strike Price: $42.60) (A)	57	2
Basic Energy Services, Inc. (Expiration Date: 12-23-23; Strike Price: $55.25) (A)	55	1
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $40.17) (A)(C)	46	6
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $48.28) (A)(C)	57	5
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $60.45) (A)(C)	74	3
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	$0
Eagle Bulk Shipping, Inc. (Expiration Date: 10-15-21; Strike Price: $27.82) (A)	101	1
Genco Shipping & Trading, Ltd. (Expiration Date: 7-9-21; Strike Price: $20.99) (A)	92	3
Hycroft Mining Holding Corp. (Expiration Date: 10-22-22) (A)(D)	196	56
Talos Energy, Inc. (Expiration Date: 2-28-21; Strike Price: $42.04) (A)	80	13
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	35
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	21
TOTAL WARRANTS (Cost $78,144)		$146
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 1.0%
John Hancock Collateral Trust, 0.2185% (E)(F)	720,371	7,210,840
Repurchase agreement – 1.1%
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.000% to be repurchased at $7,750,000 on 10-1-20, collateralized by $7,231,600 U.S. Treasury Inflation Indexed Notes, 0.500% due 4-15-24 (valued at $7,905,054)	$7,750,000	7,750,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,961,384)		$14,960,840
Total Investments (Total Stock Market Index Trust) (Cost $350,294,551) – 100.8%		$737,436,453
Other assets and liabilities, net – (0.8%)		(5,750,328)
TOTAL NET ASSETS – 100.0%		$731,686,125
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $7,043,786.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	13	Long	Dec 2020	$976,712	$977,860	$1,148
S&P 500 Index E-Mini Futures	49	Long	Dec 2020	8,154,317	8,235,062	80,745
						$81,893
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
296

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.2%
U.S. Government Agency – 1.2%
Federal Home Loan Mortgage Corp.
2.440%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	$23,400	$24,093
2.447%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	84,628	87,972
2.610%, (1 Year CMT + 2.295%), 08/01/2035 (A)	111,209	115,679
2.724%, (12 month LIBOR + 1.639%), 09/01/2043 (A)	500,374	518,313
2.830%, (1 Year CMT + 2.231%), 05/01/2034 (A)	143,424	150,943
2.892%, (12 month LIBOR + 1.651%), 02/01/2036 (A)	72,326	75,494
2.975%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	56,358	57,838
2.997%, (1 Year CMT + 2.165%), 11/01/2036 (A)	106,662	111,654
3.174%, (12 month LIBOR + 1.612%), 05/01/2037 (A)	96,084	100,781
3.399%, (1 Year CMT + 2.100%), 12/01/2035 (A)	136,451	143,789
Federal National Mortgage Association
2.088%, (6 month LIBOR + 1.524%), 02/01/2035 (A)	112,189	116,250
2.563%, (6 month LIBOR + 1.488%), 10/01/2035 (A)	184,261	188,922
2.927%, (12 month LIBOR + 1.555%), 07/01/2035 (A)	221,481	229,969
3.098%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	62,542	64,739
3.252%, (12 month LIBOR + 1.445%), 04/01/2035 (A)	438,391	453,330
3.368%, (1 Year CMT + 2.276%), 07/01/2035 (A)	138,684	144,753
3.603%, (1 Year CMT + 2.178%), 01/01/2036 (A)	135,709	143,007
3.604%, (1 Year CMT + 2.185%), 01/01/2036 (A)	69,812	72,717
3.771%, (1 Year CMT + 2.197%), 05/01/2036 (A)	285,353	300,699
3.851%, (1 Year CMT + 2.194%), 02/01/2035 (A)	197,848	207,211
3.919%, (1 Year CMT + 2.333%), 05/01/2034 (A)	73,771	77,738
Government National Mortgage Association 3.250%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	371,110	383,129
		3,769,020
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,783,845)		$3,769,020
CORPORATE BONDS – 52.7%
Communication services – 2.1%
AT&T, Inc. 3.000%, 06/30/2022	3,200,000	3,326,747
ViacomCBS, Inc. 3.375%, 03/01/2022	3,000,000	3,092,002
		6,418,749
Consumer discretionary – 8.4%
American Honda Finance Corp. 3.375%, 12/10/2021	2,000,000	2,068,562
BMW US Capital LLC 3.100%, 04/12/2021 (B)	3,000,000	3,042,800
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Daimler Finance North America LLC 2.850%, 01/06/2022 (B)	$2,000,000	$2,052,519
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,145,886
Ford Motor Credit Company LLC 3.336%, 03/18/2021	3,000,000	3,001,650
General Motors Financial Company, Inc. 3.200%, 07/06/2021	3,000,000	3,045,362
Nissan Motor Acceptance Corp. 2.550%, 03/08/2021 (B)	3,000,000	3,015,545
The TJX Companies, Inc. 2.750%, 06/15/2021	3,000,000	3,035,416
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (B)	3,000,000	3,166,638
		25,574,378
Consumer staples – 1.9%
Keurig Dr. Pepper, Inc. 3.551%, 05/25/2021	3,000,000	3,060,089
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,899,625
		5,959,714
Energy – 2.0%
Halliburton Company 3.250%, 11/15/2021	3,000,000	3,061,767
Sunoco Logistics Partners Operations LP 4.400%, 04/01/2021 (C)	3,000,000	3,044,004
		6,105,771
Financials – 22.9%
American Express Credit Corp. 2.250%, 05/05/2021	3,000,000	3,029,879
Bank of America Corp. 2.503%, 10/21/2022	1,500,000	1,531,604
BNP Paribas SA 2.950%, 05/23/2022 (B)	2,000,000	2,072,185
BPCE SA 2.650%, 02/03/2021	2,000,000	2,015,845
Citibank NA (3 month LIBOR + 0.350%) 0.607%, 02/12/2021 (A)	610,000	610,557
Citigroup, Inc. (3 month LIBOR + 1.310%) 1.555%, 10/26/2020 (A)	695,000	695,628
Cooperatieve Rabobank UA 3.125%, 04/26/2021	3,000,000	3,048,335
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,170,905
Danske Bank A/S 2.000%, 09/08/2021 (B)	2,000,000	2,029,425
Fifth Third Bank NA 2.250%, 06/14/2021	3,000,000	3,036,350
KeyBank NA 3.300%, 02/01/2022	2,000,000	2,078,647
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	2,057,726
MassMutual Global Funding II 2.000%, 04/15/2021 (B)	2,000,000	2,018,948
Metropolitan Life Global Funding I 3.375%, 01/11/2022 (B)	3,000,000	3,112,663
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 2.126%, 03/01/2021 (A)	2,246,000	2,262,712
Morgan Stanley 2.500%, 04/21/2021	3,000,000	3,036,311

297

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
National Rural Utilities Cooperative Finance Corp. 2.900%, 03/15/2021	$2,000,000	$2,023,916
NatWest Markets PLC 3.625%, 09/29/2022 (B)	5,000,000	5,247,956
Nordea Bank Abp 2.250%, 05/27/2021 (B)(C)	2,000,000	2,025,451
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,209,430
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,258,523
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,100,435
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,134,865
The PNC Financial Services Group, Inc. 3.300%, 03/08/2022	2,000,000	2,079,278
Truist Bank 2.625%, 01/15/2022	3,000,000	3,083,059
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,074,544
UBS Group AG 3.000%, 04/15/2021 (B)	3,000,000	3,042,187
Wells Fargo & Company 2.500%, 03/04/2021	3,000,000	3,028,290
		70,115,654
Health care – 5.4%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,097,237
AbbVie, Inc. 2.300%, 05/14/2021	2,000,000	2,018,104
Amgen, Inc. 3.875%, 11/15/2021	2,162,572	2,225,285
Anthem, Inc. 2.500%, 11/21/2020	3,000,000	3,008,933
Bayer US Finance LLC 3.000%, 10/08/2021 (B)	2,000,000	2,051,497
Bristol-Myers Squibb Company 2.250%, 08/15/2021	2,000,000	2,035,094
CVS Health Corp. (3 month LIBOR + 0.720%) 0.962%, 03/09/2021 (A)	2,000,000	2,005,000
		16,441,150
Industrials – 3.5%
Air Lease Corp. 3.875%, 04/01/2021	2,000,000	2,019,512
Caterpillar Financial Services Corp. 2.650%, 05/17/2021	2,000,000	2,029,270
CNH Industrial Capital LLC 4.375%, 04/05/2022	2,500,000	2,620,247
Honeywell International, Inc. 4.250%, 03/01/2021	2,000,000	2,032,650
The Boeing Company 2.300%, 08/01/2021 (C)	2,000,000	2,026,275
		10,727,954
Information technology – 2.6%
Broadcom, Inc. 3.125%, 04/15/2021	3,000,000	3,033,271
Dell International LLC 4.420%, 06/15/2021 (B)	749,000	766,693
IBM Corp. 2.850%, 05/13/2022	835,000	869,303
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,133,356
		7,802,623
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 1.3%
Georgia-Pacific LLC 5.400%, 11/01/2020 (B)	$2,000,000	$2,007,864
Syngenta Finance NV 3.933%, 04/23/2021 (B)	1,880,000	1,904,242
		3,912,106
Utilities – 2.6%
Eversource Energy 2.800%, 05/01/2023	1,000,000	1,050,747
FirstEnergy Corp. 4.250%, 03/15/2023	1,675,000	1,778,348
Southern California Edison Company
2.400%, 02/01/2022	2,000,000	2,038,967
3.875%, 06/01/2021	3,000,000	3,043,273
		7,911,335
TOTAL CORPORATE BONDS (Cost $158,770,781)		$160,969,434
MUNICIPAL BONDS – 0.7%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	2,000,000	2,028,660
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$2,028,660
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
Commercial and residential – 1.3%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(D)	1,181,163	1,187,110
Vista Point Securitization Trust Series 2020-1, Class A1 1.763%, 03/25/2065 (B)(D)	2,791,909	2,806,443
		3,993,553
U.S. Government Agency – 0.3%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 0.498%, 04/25/2042 (A)	823,671	824,267
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,798,486)		$4,817,820
ASSET BACKED SECURITIES – 19.8%
Ally Auto Receivables Trust Series 2019-1, Class A2 2.850%, 03/15/2022	51,919	51,973
American Express Credit Account Master Trust Series 2017-6, Class A 2.040%, 05/15/2023	3,000,000	3,002,095
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (B)	2,500,000	2,551,036
BMW Vehicle Owner Trust Series 2018-A, Class A3 2.350%, 04/25/2022	555,692	558,373
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	1,700,000	1,701,088
Series 2018-A1, Class A1 3.010%, 02/15/2024	1,500,000	1,522,530
CarMax Auto Owner Trust
Series 2017-3, Class A3 1.970%, 04/15/2022	430,293	431,903
Series 2017-3, Class A4 2.220%, 11/15/2022	294,000	298,021

298

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2018-4, Class A3 3.360%, 09/15/2023	$1,000,000	$1,025,299
Series 2019-1, Class A3 3.050%, 03/15/2024	2,000,000	2,052,604
Series 2020-2, Class A2A 1.750%, 01/17/2023	551,000	555,298
CCG Receivables Trust Series 2019-1, Class B 3.220%, 09/14/2026 (B)	1,140,000	1,186,717
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.490%, 01/20/2023	4,000,000	4,027,288
Crown Point CLO III, Ltd. Series 2015-3A, Class A2R (3 month LIBOR + 1.450%) 1.725%, 12/31/2027 (A)(B)	1,605,000	1,593,460
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (B)	155,717	158,215
Flagship Credit Auto Trust Series 2018-2, Class D 4.230%, 09/16/2024 (B)	1,140,000	1,198,371
Ford Credit Auto Owner Trust
Series 2016-2, Class A 2.030%, 12/15/2027 (B)	2,000,000	2,023,095
Series 2018-A, Class A3 3.030%, 11/15/2022	1,936,734	1,962,175
Series 2020-A, Class A2 1.030%, 10/15/2022	2,390,047	2,397,795
GM Financial Automobile Leasing Trust Series 2019-3, Class A3 2.030%, 06/20/2022	1,300,000	1,315,619
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3 2.320%, 07/18/2022	556,567	560,374
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.600%, 06/15/2021 (B)	500,674	501,737
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.670%, 09/25/2021 (B)	763,404	766,359
Honda Auto Receivables Owner Trust
Series 2018-3, Class A3 2.950%, 08/22/2022	1,232,112	1,248,281
Series 2020-2, Class A2 0.740%, 11/15/2022	340,000	340,937
HPEFS Equipment Trust Series 2019-1A, Class A3 2.210%, 09/20/2029 (B)	1,000,000	1,015,540
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A4 3.200%, 06/15/2022 (B)	2,000,000	2,012,174
NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.560%, 10/17/2022 (B)	2,000,000	2,001,115
Nissan Auto Receivables Owner Trust
Series 2017-A, Class A4 2.110%, 05/15/2023	1,682,700	1,692,104
Series 2017-B, Class A3 1.750%, 10/15/2021	151,621	151,869
Series 2018-B, Class A3 3.060%, 03/15/2023	1,298,867	1,320,737
Series 2019-A, Class A2A 2.820%, 01/18/2022	268,426	268,983
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
PFS Financing Corp. Series 2018-B, Class A 2.890%, 02/15/2023 (B)	$2,790,000	$2,815,060
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A 1.370%, 10/15/2024 (B)	1,113,645	1,124,216
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.490%, 06/15/2027 (B)	786,999	796,098
Tesla Auto Lease Trust Series 2018-B, Class A 3.710%, 08/20/2021 (B)	2,082,369	2,101,920
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A3 2.960%, 09/15/2022	1,278,699	1,294,462
Series 2019-A, Class A2A 2.830%, 10/15/2021	238,418	238,945
Series 2019-C, Class A2A 2.000%, 04/15/2022	206,016	207,026
Series 2020-B, Class A2 1.380%, 12/15/2022	572,000	575,622
TRIP Rail Master Funding LLC Series 2017-1A, Class A1 2.709%, 08/15/2047 (B)	649,408	649,984
Verizon Owner Trust Series 2018-A, Class A1A 3.230%, 04/20/2023	1,575,000	1,599,396
Westlake Automobile Receivables Trust Series 2019-2A, Class C 2.840%, 07/15/2024 (B)	1,000,000	1,022,621
Wheels SPV 2 LLC Series 2018-1A, Class A2 3.060%, 04/20/2027 (B)	1,877,971	1,888,611
World Omni Auto Receivables Trust
Series 2017-A, Class A4 2.240%, 06/15/2023	3,067,000	3,108,889
Series 2018-C, Class A3 3.130%, 11/15/2023	727,182	741,837
Series 2018-D, Class A3 3.330%, 04/15/2024	650,000	666,113
Series 2020-A, Class A2A 1.020%, 06/15/2023	295,426	296,634
TOTAL ASSET BACKED SECURITIES (Cost $60,491,812)		$60,620,599
SHORT-TERM INVESTMENTS – 27.4%
U.S. Government – 19.3%
U.S. Treasury Bill
0.078%, 10/06/2020 *	27,000,000	26,999,747
0.095%, 10/08/2020 *	12,000,000	11,999,848
0.097%, 10/27/2020 *	20,000,000	19,998,844
		58,998,439
Short-term funds – 5.5%
John Hancock Collateral Trust, 0.2185% (E)(F)	451,995	4,524,426
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (E)	12,199,716	12,199,716
		16,724,142

299

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 2.6%
Barclays Tri-Party Repurchase Agreement dated 9-30-20 at 0.060% to be repurchased at $8,040,013 on 10-1-20, collateralized by $7,883,700 U.S. Treasury Notes, 2.125% due 5-15-22 (valued at $8,200,891)	$8,040,000	$8,040,000
TOTAL SHORT-TERM INVESTMENTS (Cost $83,762,601)		$83,762,581
Total Investments (Ultra Short Term Bond Trust) (Cost $313,607,525) – 103.4%		$315,968,114
Other assets and liabilities, net – (3.4%)		(10,284,609)
TOTAL NET ASSETS – 100.0%		$305,683,505
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $66,956,495 or 21.9% of the fund's net assets as of 9-30-20.
(C)	All or a portion of this security is on loan as of 9-30-20. The value of securities on loan amounted to $4,421,114.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 9-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
300

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The following portfolios had the following country composition as a percentage of net assets on 9-30-20:
Blue Chip Growth Trust
United States	88.4%
China	7.6%
Canada	1.0%
Other countries	3.0%
TOTAL	100.0%
Capital Appreciation Trust
United States	86.0%
Canada	4.3%
Netherlands	2.3%
China	2.1%
France	2.0%
United Kingdom	1.4%
Australia	1.0%
Other countries	0.9%
TOTAL	100.0%
Equity Income Trust
United States	89.5%
Switzerland	2.2%
Canada	2.2%
France	2.2%
Ireland	1.7%
United Kingdom	1.0%
Other countries	1.2%
TOTAL	100.0%
Financial Industries Trust
United States	80.2%
United Kingdom	4.9%
Canada	2.9%
Bermuda	2.7%
Netherlands	2.3%
Denmark	2.0%
Sweden	1.3%
Japan	1.2%
Puerto Rico	1.0%
Other countries	1.5%
TOTAL	100.0%
Health Sciences Trust
United States	86.4%
Germany	2.3%
United Kingdom	2.1%
Switzerland	2.1%
Netherlands	1.5%
Japan	1.4%
China	1.1%
Denmark	1.1%
France	1.0%
Other countries	1.0%
TOTAL	100.0%
High Yield Trust
United States	78.6%
Cayman Islands	5.4%
Canada	4.6%
United Kingdom	2.4%
France	2.1%
Ireland	1.6%
Other countries	5.3%
TOTAL	100.0%
Mid Value Trust
United States	83.4%
Canada	6.6%
Ireland	2.3%
Mexico	1.9%
Belgium	1.2%
Peru	1.1%
Other countries	3.5%
TOTAL	100.0%
Science & Technology Trust
United States	79.8%
China	6.4%
Germany	4.5%
South Korea	3.3%
Russia	1.7%
Australia	1.3%
Other countries	3.0%
TOTAL	100.0%
Small Cap Value Trust
United States	89.8%
United Kingdom	5.0%
Luxembourg	1.5%
India	1.4%
Bermuda	1.1%
Other countries	1.2%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.2%
Japan	8.1%
United Kingdom	4.4%
Switzerland	3.5%
France	3.2%
Germany	3.0%
Australia	2.1%
Netherlands	1.4%
Ireland	1.1%
Hong Kong	1.0%
Other countries	5.0%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	62.9%
Canada	4.8%
Indonesia	4.1%
Supranational	2.5%
Luxembourg	2.0%
Norway	2.0%
United Kingdom	1.8%
Portugal	1.8%
Singapore	1.7%
Japan	1.5%
Other countries	14.9%
TOTAL	100.0%

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2020 (unaudited) (showing percentage of total net assets)

The following portfolios had the following sector composition as a percentage of net assets on 9-30-20:
Disciplined Value International Trust
Financials	19.5%
Industrials	16.2%
Information technology	13.4%
Health care	11.2%
Consumer discretionary	10.6%
Materials	7.6%
Consumer staples	7.3%
Communication services	6.4%
Energy	3.3%
Utilities	1.0%
Real estate	0.9%
Short-term investments and other	2.6%
TOTAL	100.0%
Emerging Markets Value Trust
Financials	26.8%
Materials	13.2%
Energy	12.5%
Information technology	10.9%
Industrials	8.8%
Consumer discretionary	8.3%
Real estate	6.3%
Communication services	5.9%
Health care	2.4%
Consumer staples	2.3%
Utilities	1.2%
Short-term investments and other	1.4%
TOTAL	100.0%
Global Equity Trust
Information technology	20.6%
Consumer staples	19.7%
Health care	14.6%
Communication services	12.2%
Industrials	10.8%
Consumer discretionary	8.4%
Materials	6.4%
Financials	5.1%
Real estate	1.3%
Energy	0.9%
TOTAL	100.0%
Global Trust
Information technology	20.5%
Consumer staples	19.4%
Health care	14.4%
Communication services	12.1%
Industrials	10.8%
Consumer discretionary	8.3%
Materials	6.4%
Financials	5.1%
Real estate	1.2%
Energy	0.8%
Short-term investments and other	1.0%
TOTAL	100.0%
International Equity Index Trust
Financials	17.8%
Consumer discretionary	13.7%
Information technology	11.7%
Industrials	10.9%
Health care	10.3%
Consumer staples	9.8%
Communication services	7.4%
Materials	6.9%
Energy	4.4%
Utilities	2.9%
Real estate	2.3%
Short-term investments and other	1.9%
TOTAL	100.0%
International Small Company Trust
Industrials	23.5%
Financials	13.3%
Consumer discretionary	13.1%
Materials	12.3%
Information technology	10.0%
Health care	5.6%
Consumer staples	5.5%
Real estate	4.9%
Utilities	4.3%
Communication services	3.6%
Energy	2.4%
Short-term investments and other	1.5%
TOTAL	100.0%

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of September 30, 2020, by major security category or type:
	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$6,056,485,753	$6,056,485,753	—	—
Short-term investments	171,259,428	11,508,928	$159,750,500	—
Total investments in securities	$6,227,745,181	$6,067,994,681	$159,750,500	—
Derivatives:
Assets
Futures	$1,128,285	$1,128,285	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$250,971,265	—	$250,971,265	—
Foreign government obligations	4,415,596	—	4,415,596	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Corporate bonds	$359,572,512	—	$359,572,512	—
Capital preferred securities	1,385,591	—	1,385,591	—
Municipal bonds	4,615,354	—	4,615,354	—
Collateralized mortgage obligations	54,630,246	—	54,630,246	—
Asset backed securities	52,193,386	—	52,193,386	—
Common stocks	55,954	$55,954	—	—
Preferred securities	1,207,711	1,027,107	180,604	—
Warrants	4,377	—	—	$4,377
Short-term investments	91,107,652	80,687,652	10,420,000	—
Total investments in securities	$820,159,644	$81,770,713	$738,384,554	$4,377

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,321,931,991	$1,321,931,991	—	—
Total investments in securities	$1,321,931,991	$1,321,931,991	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$220,628,369	$220,628,369	—	—
Total investments in securities	$220,628,369	$220,628,369	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$928,503,321	$928,503,321	—	—
Total investments in securities	$928,503,321	$928,503,321	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$957,304,677	$957,304,677	—	—
Total investments in securities	$957,304,677	$957,304,677	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$458,809,579	$458,809,579	—	—
Total investments in securities	$458,809,579	$458,809,579	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$444,553,402	$386,513,384	$58,040,018	—
Consumer discretionary	486,609,506	486,609,506	—	—
Energy	371,735	371,735	—	—
Financials	60,508,712	60,508,712	—	—
Health care	285,164,560	285,164,560	—	—
Industrials	66,738,137	66,738,137	—	—
Information technology	858,516,606	858,516,606	—	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Materials	$10,102,598	$10,102,598	—	—
Utilities	1,037,189	1,037,189	—	—
Short-term investments	30,366,444	30,366,444	—	—
Total investments in securities	$2,243,968,889	$2,185,928,871	$58,040,018	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$100,093,080	$93,266,607	$6,826,473	—
Consumer discretionary	181,760,202	168,129,458	13,630,744	—
Consumer staples	18,615,109	18,615,109	—	—
Financials	13,378,411	13,378,411	—	—
Health care	47,955,843	47,955,843	—	—
Industrials	17,266,631	17,266,631	—	—
Information technology	296,598,083	281,211,406	15,386,677	—
Real estate	3,621,841	3,621,841	—	—
Short-term investments	15,164,022	15,164,022	—	—
Total investments in securities	$694,453,222	$658,609,328	$35,843,894	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$283,547,301	$283,547,301	—	—
Preferred securities
Financials	459,766	459,766	—	—
Health care	4,163,745	4,163,745	—	—
Industrials	856,991	—	$856,991	—
Utilities	6,867,643	6,867,643	—	—
Corporate bonds	36,902,251	—	36,902,251	—
Convertible bonds	205,464	—	205,464	—
Term loans	31,116,251	—	31,116,251	—
Asset backed securities	1,615,030	—	1,615,030	—
Short-term investments	54,147,597	48,626,597	5,521,000	—
Total investments in securities	$419,882,039	$343,665,052	$76,216,987	—
Derivatives:
Liabilities
Written options	$(3,652,202)	—	$(3,652,202)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$544,168,856	—	$544,168,856	—
Foreign government obligations	13,868,467	—	13,868,467	—
Corporate bonds	342,202,698	—	342,202,698	—
Municipal bonds	4,752,805	—	4,752,805	—
Collateralized mortgage obligations	83,097,952	—	83,097,952	—
Asset backed securities	99,046,242	—	99,046,242	—
Short-term investments	60,416,166	$60,416,166	—	—
Total investments in securities	$1,147,553,186	$60,416,166	$1,087,137,020	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,151,958	—	$1,151,958	—
Bermuda	3,074,117	$3,074,117	—	—
Canada	8,905,728	8,905,728	—	—
China	4,682,357	—	4,682,357	—
Denmark	3,499,218	—	3,499,218	—
Finland	4,639,265	—	4,639,265	—
France	34,401,825	—	34,401,825	—
Germany	16,099,878	—	16,099,878	—
Greece	1,807,520	—	1,807,520	—
Hong Kong	3,857,553	—	3,857,553	—
Hungary	2,126,055	—	2,126,055	—
India	1,565,597	1,565,597	—	—
Indonesia	1,790,792	—	1,790,792	—
Ireland	2,477,676	—	2,477,676	—
Isle of Man	739,622	—	739,622	—
Italy	4,447,091	—	4,447,091	—
Japan	53,455,203	—	53,455,203	—
Macau	1,757,582	—	1,757,582	—
Netherlands	14,515,107	1,376,654	13,138,453	—
Norway	2,369,670	—	2,369,670	—
Singapore	1,327,532	—	1,327,532	—
South Korea	14,097,388	2,471,490	11,625,898	—
Spain	2,221,762	—	2,221,762	—
Sweden	1,962,569	—	1,962,569	—
Switzerland	22,416,125	—	22,416,125	—
Taiwan	1,162,962	—	1,162,962	—
United Kingdom	36,595,022	5,731,794	30,863,228	—
United States	2,243,643	2,243,643	—	—
Short-term investments	10,182,508	10,182,508	—	—
Total investments in securities	$259,573,325	$35,551,531	$224,021,794	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$48,359	—	$48,359	—
Belgium	12,773	—	12,773	—
Brazil	6,921,819	$6,921,819	—	—
Chile	998,056	—	998,056	—
China	44,525,070	5,687,121	38,774,076	$63,873
Colombia	284,107	284,107	—	—
Cyprus	1,259	—	1,259	—
Czech Republic	298,870	—	298,870	—
Greece	478,813	—	478,813	—
Hong Kong	16,700,075	1,178,336	15,478,562	43,177
Hungary	371,054	—	371,054	—
India	25,578,338	756,055	24,815,961	6,322
Indonesia	2,966,995	—	2,937,497	29,498
Malaysia	3,849,491	—	3,849,491	—
Mexico	4,381,909	4,381,909	—	—
Philippines	2,038,499	—	2,038,377	122
Poland	1,288,521	—	1,288,521	—
Russia	2,696,062	—	2,696,062	—
South Africa	8,388,735	797,928	7,590,807	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
South Korea	$28,810,898	$2,842,463	$25,968,422	$13
Taiwan	34,270,211	—	34,270,211	—
Thailand	4,051,253	—	4,051,253	—
Turkey	1,012,928	—	1,012,257	671
Ukraine	80,114	—	80,114	—
United States	124,444	—	124,444	—
Preferred securities	3,174,819	3,174,819	—	—
Rights	2,359	—	2,359	—
Short-term investments	2,988,344	2,988,344	—	—
Total investments in securities	$196,344,175	$29,012,901	$167,187,598	$143,676
Derivatives:
Liabilities
Futures	$(55)	$(55)	—	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$77,511,749	$77,511,749	—	—
Consumer discretionary	43,211,222	43,211,222	—	—
Consumer staples	108,027,497	108,027,497	—	—
Energy	89,687,234	65,742,163	$23,945,071	—
Financials	244,991,932	244,991,932	—	—
Health care	183,303,712	176,532,371	6,771,341	—
Industrials	155,995,904	155,995,904	—	—
Information technology	126,719,015	126,719,015	—	—
Materials	75,321,380	72,194,969	3,126,411	—
Real estate	58,713,786	58,713,786	—	—
Utilities	102,239,740	102,239,740	—	—
Preferred securities	27,298,920	27,298,920	—	—
Convertible bonds	2,725,690	—	2,725,690	—
Warrants	100,575	100,575	—	—
Short-term investments	23,507,907	23,507,907	—	—
Total investments in securities	$1,319,356,263	$1,282,787,750	$36,568,513	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$37,580,653	$32,600,672	$4,979,981	—
Capital markets	18,801,620	15,691,555	3,110,065	—
Consumer finance	2,604,943	2,604,943	—	—
Diversified financial services	6,521,433	6,521,433	—	—
Insurance	21,593,765	21,593,765	—	—
Thrifts and mortgage finance	730,221	730,221	—	—
Industrials
Professional services	1,768,599	1,768,599	—	—
Information technology
IT services	13,259,063	10,623,297	2,635,766	—
Real estate
Equity real estate investment trusts	8,988,836	7,562,367	1,426,469	—
Real estate management and development	1,003,702	—	1,003,702	—
Convertible bonds	708,470	—	708,470	—
Short-term investments	1,655,000	—	1,655,000	—
Total investments in securities	$115,216,305	$99,696,852	$15,519,453	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financial Industries Trust (continued)
Derivatives:
Assets
Forward foreign currency contracts	$104,146	—	$104,146	—
Liabilities
Forward foreign currency contracts	(14,977)	—	(14,977)	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$337,505,957	$337,505,957	—	—
Consumer discretionary	426,855,309	408,700,649	$18,154,660	—
Consumer staples	127,606,552	111,303,433	16,303,119	—
Energy	58,380,449	58,380,449	—	—
Financials	252,304,164	252,304,164	—	—
Health care	105,267,206	105,267,206	—	—
Industrials	148,342,376	148,342,376	—	—
Information technology	296,204,881	275,228,351	20,976,530	—
Real estate	82,722,147	82,722,147	—	—
Short-term investments	53,544,000	—	53,544,000	—
Total investments in securities	$1,888,733,041	$1,779,754,732	$108,978,309	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$55,643,065	$55,643,065	—	—
Consumer discretionary	61,636,431	55,760,083	$5,876,348	—
Consumer staples	51,305,110	34,599,447	16,705,663	—
Energy	46,203,498	46,203,498	—	—
Financials	142,413,724	142,413,724	—	—
Health care	76,341,062	76,341,062	—	—
Industrials	67,350,829	67,350,829	—	—
Information technology	56,500,564	48,647,806	7,852,758	—
Materials	4,918,086	4,918,086	—	—
Real estate	3,687,349	3,687,349	—	—
Short-term investments	21,220,000	—	21,220,000	—
Total investments in securities	$587,219,718	$535,564,949	$51,654,769	—

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$14,243,838	—	$14,243,838	—
Ireland	4,913,244	$1,076,616	3,836,628	—
Japan	3,516,671	—	3,516,671	—
Netherlands	15,346,595	—	15,346,595	—
Switzerland	9,567,356	1,747,492	7,819,864	—
United Kingdom	15,425,214	—	15,425,214	—
United States	75,793,109	75,793,109	—	—
Preferred securities	3,915,912	—	3,915,912	—
Escrow certificates	11,199	—	—	$11,199
Short-term investments	1,582,411	1,582,411	—	—
Total investments in securities	$144,315,549	$80,199,628	$64,104,722	$11,199

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Equity Trust (continued)
Derivatives:
Assets
Forward foreign currency contracts	$75,403	—	$75,403	—

Global Trust
Investments in securities:
Assets
Common stocks
France	$16,725,722	—	$16,725,722	—
Ireland	5,780,041	$1,262,832	4,517,209	—
Japan	4,089,345	—	4,089,345	—
Netherlands	17,869,603	—	17,869,603	—
Switzerland	11,213,155	2,038,138	9,175,017	—
United Kingdom	18,036,893	—	18,036,893	—
United States	88,519,626	88,519,626	—	—
Preferred securities	4,580,166	—	4,580,166	—
Short-term investments	1,527,014	1,527,014	—	—
Total investments in securities	$168,341,565	$93,347,610	$74,993,955	—
Derivatives:
Assets
Forward foreign currency contracts	$86,015	—	$86,015	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$364,696	—	—	$364,696
Financials	1,027,879	$1,027,879	—	—
Health care	287,450,237	268,247,977	$18,710,950	491,310
Utilities	154,454	154,454	—	—
Preferred securities
Consumer discretionary	814,367	—	—	814,367
Health care	1,743,604	—	1,743,604	—
Information technology	510,834	—	—	510,834
Rights	146,016	146,016	—	—
Short-term investments	1,823,811	1,823,811	—	—
Total investments in securities	$294,035,898	$271,400,137	$20,454,554	$2,181,207

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,315,359	—	$1,315,359	—
Corporate bonds	155,427,376	—	155,427,376	—
Convertible bonds	1,801,844	—	1,801,844	—
Term loans	11,361,098	—	11,361,098	—
Asset backed securities	8,059,071	—	8,059,071	—
Common stocks	684,801	$629,165	—	$55,636
Preferred securities	1,442,421	1,442,421	—	—
Short-term investments	8,776,773	8,776,773	—	—
Total investments in securities	$188,868,743	$10,848,359	$177,964,748	$55,636
Derivatives:
Assets
Futures	$12,577	$12,577	—	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust (continued)
Forward foreign currency contracts	$2,726	—	$2,726	—
Swap contracts	31,212	—	31,212	—
Liabilities
Futures	(361)	$(361)	—	—
Forward foreign currency contracts	(24,818)	—	(24,818)	—

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Argentina	$237,555	$237,555	—	—
Australia	32,729,257	—	$32,729,257	—
Austria	790,756	—	790,756	—
Belgium	4,384,815	—	4,384,815	—
Brazil	7,358,206	7,358,206	—	—
Canada	49,270,689	48,694,416	576,273	—
Chile	697,359	395,766	301,593	—
China	81,296,683	30,358,088	50,926,702	$11,893
Colombia	171,711	171,711	—	—
Czech Republic	252,083	—	252,083	—
Denmark	12,453,660	—	12,453,660	—
Egypt	217,524	—	217,524	—
Finland	6,239,185	—	6,239,185	—
France	49,750,058	—	49,750,058	—
Germany	42,993,973	—	42,993,973	—
Greece	312,825	—	309,538	3,287
Hong Kong	22,980,361	219,295	22,761,066	—
Hungary	386,107	—	386,107	—
India	17,081,681	2,923,369	14,158,312	—
Indonesia	2,797,804	6,218	2,791,586	—
Ireland	5,232,257	130,434	5,101,823	—
Isle of Man	284,940	—	284,940	—
Israel	2,628,167	1,025,491	1,602,676	—
Italy	9,909,456	—	9,909,456	—
Japan	124,563,826	—	124,563,826	—
Jordan	169,665	—	169,665	—
Luxembourg	1,126,663	—	1,126,663	—
Macau	445,868	—	445,868	—
Malaysia	3,423,632	—	3,423,632	—
Mexico	3,476,663	3,476,663	—	—
Netherlands	21,188,786	—	21,188,786	—
New Zealand	1,343,813	—	1,343,813	—
Norway	2,831,369	—	2,831,369	—
Peru	530,440	530,440	—	—
Philippines	1,514,166	—	1,514,166	—
Poland	1,450,754	—	1,450,754	—
Portugal	742,579	—	742,579	—
Romania	61,876	—	61,876	—
Russia	5,677,182	4,442,888	1,234,294	—
Saudi Arabia	5,885,378	—	5,885,378	—
Singapore	5,223,866	—	5,223,866	—
South Africa	7,630,811	—	7,630,811	—
South Korea	24,295,519	84,941	24,210,578	—
Spain	11,042,999	40,627	11,002,372	—
Sweden	15,527,047	—	15,527,047	—
Switzerland	51,754,095	—	51,754,095	—
Taiwan	26,585,044	—	26,585,044	—
Thailand	4,001,084	—	4,001,084	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Turkey	$745,720	—	$745,720	—
United Arab Emirates	1,006	—	1,006	—
United Kingdom	61,118,986	—	61,118,986	—
United States	192,768	$192,768	—	—
Preferred securities
Brazil	2,427,385	2,427,385	—	—
Germany	2,819,390	—	2,819,390	—
South Korea	1,449,292	—	1,449,292	—
Rights	37,127	—	37,127	—
Warrants	1,904	1,904	—	—
Short-term investments	24,845,843	24,845,843	—	—
Total investments in securities	$764,589,658	$127,564,008	$637,010,470	$15,180
Derivatives:
Assets
Futures	$51,821	$51,821	—	—
Liabilities
Futures	(2,223)	(2,223)	—	—

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,545,103	$49,112	$6,469,205	$26,786
Austria	1,766,113	—	1,766,113	—
Belgium	1,338,439	—	1,338,439	—
Bermuda	96,155	—	96,155	—
Canada	9,841,685	9,841,684	—	1
China	62,487	—	62,487	—
Denmark	2,483,243	—	2,483,243	—
Finland	2,829,188	—	2,829,188	—
France	4,366,989	—	4,364,697	2,292
Gabon	2,552	—	2,552	—
Georgia	37,191	—	37,191	—
Germany	6,060,596	—	6,060,596	—
Gibraltar	39,646	—	39,646	—
Greece	71	—	—	71
Guernsey, Channel Islands	2,132	—	2,132	—
Hong Kong	2,539,578	—	2,461,586	77,992
Ireland	408,326	—	408,326	—
Isle of Man	103,289	—	103,289	—
Israel	1,243,534	3,374	1,240,160	—
Italy	3,633,228	—	3,633,228	—
Japan	25,044,314	—	25,004,430	39,884
Jersey, Channel Islands	228,296	—	228,296	—
Liechtenstein	64,184	—	64,184	—
Luxembourg	337,342	—	337,342	—
Macau	17,547	—	17,547	—
Malaysia	69,397	—	69,397	—
Malta	59,763	—	59,763	—
Monaco	167,881	148,205	19,676	—
Netherlands	3,127,526	37,235	3,090,291	—
New Zealand	670,958	—	670,958	—
Norway	977,795	—	977,795	—
Peru	46,612	—	46,612	—
Portugal	285,868	—	285,868	—
Russia	137,614	—	137,614	—
Singapore	1,230,222	—	1,198,845	31,377

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
South Africa	$66,586	—	$66,586	—
Spain	2,049,841	—	2,049,841	—
Sweden	3,694,229	—	3,691,677	$2,552
Switzerland	6,935,589	—	6,935,589	—
United Kingdom	12,306,128	—	12,295,649	10,479
United States	393,323	$181,201	212,122	—
Preferred securities	348,979	—	348,979	—
Rights	1,685	—	1,685	—
Warrants	63	63	—	—
Short-term investments	7,385,592	7,385,592	—	—
Total investments in securities	$109,046,879	$17,646,466	$91,208,979	$191,434
Derivatives:
Liabilities
Futures	$(14,725)	$(14,725)	—	—

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$150,741,063	—	$150,741,063	—
Foreign government obligations	5,714,958	—	5,714,958	—
Corporate bonds	91,423,375	—	91,423,375	—
Municipal bonds	6,130,837	—	6,130,837	—
Term loans	4,251,011	—	4,251,011	—
Collateralized mortgage obligations	40,371,191	—	40,371,191	—
Asset backed securities	23,259,667	—	23,259,667	—
Common stocks	14,560	—	—	$14,560
Purchased options	94	—	94	—
Short-term investments	16,971,152	$1,641,823	15,329,329	—
Total investments in securities	$338,877,908	$1,641,823	$337,221,525	$14,560
Derivatives:
Assets
Futures	$119,337	$119,337	—	—
Forward foreign currency contracts	48,532	—	$48,532	—
Swap contracts	145,708	—	145,708	—
Liabilities
Futures	(42,107)	(42,107)	—	—
Forward foreign currency contracts	(2,153)	—	(2,153)	—
Swap contracts	(2,563,547)	—	(2,563,547)	—

Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$28,412,767	$28,412,767	—	—
Unaffiliated investment companies	6,074,201	6,074,201	—	—
Total investments in securities	$34,486,968	$34,486,968	—	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,015,808,186	$1,015,808,186	—	—
Total investments in securities	$1,015,808,186	$1,015,808,186	—	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$219,711,239	$219,711,239	—	—
Total investments in securities	$219,711,239	$219,711,239	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,772,302,164	$5,772,302,164	—	—
Total investments in securities	$5,772,302,164	$5,772,302,164	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$321,792,228	$321,792,228	—	—
Total investments in securities	$321,792,228	$321,792,228	—	—

Managed Volatility Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$263,747,035	$263,747,035	—	—
Unaffiliated investment companies	33,294,270	33,294,270	—	—
Short-term investments	2,069,199	2,069,199	—	—
Total investments in securities	$299,110,504	$299,110,504	—	—
Derivatives:
Assets
Futures	$408,929	$408,929	—	—
Liabilities
Futures	(368,824)	(368,824)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,673,089,670	$5,673,089,670	—	—
Unaffiliated investment companies	36,681,426	36,681,426	—	—
Short-term investments	14,493,016	6,194,858	$8,298,158	—
Total investments in securities	$5,724,264,112	$5,715,965,954	$8,298,158	—
Derivatives:
Assets
Futures	$319,517	$319,517	—	—
Liabilities
Futures	(7,462,846)	(7,462,846)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$990,967,137	$990,967,137	—	—
Unaffiliated investment companies	4,038,303	4,038,303	—	—
U.S. Government and Agency obligations	2,000,098	—	$2,000,098	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio (continued)
Short-term investments	$3,972,466	$3,707,490	$264,976	—
Total investments in securities	$1,000,978,004	$998,712,930	$2,265,074	—
Derivatives:
Assets
Futures	$147,451	$147,451	—	—
Liabilities
Futures	(51,292)	(51,292)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,668,995,215	$6,668,995,215	—	—
Unaffiliated investment companies	46,449,254	46,449,254	—	—
Short-term investments	31,613,108	15,330,240	$16,282,868	—
Total investments in securities	$6,747,057,577	$6,730,774,709	$16,282,868	—
Derivatives:
Assets
Futures	$4,196,266	$4,196,266	—	—
Liabilities
Futures	(5,872,463)	(5,872,463)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,644,967,091	$1,644,967,091	—	—
Unaffiliated investment companies	13,440,092	13,440,092	—	—
U.S. Government and Agency obligations	5,000,399	—	$5,000,399	—
Short-term investments	7,556,224	4,556,402	2,999,822	—
Total investments in securities	$1,670,963,806	$1,662,963,585	$8,000,221	—
Derivatives:
Assets
Futures	$851	$851	—	—
Liabilities
Futures	(834,302)	(834,302)	—	—

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,081,049,435	$1,081,049,435	—	—
Short-term investments	46,307,218	20,041,528	$26,265,690	—
Total investments in securities	$1,127,356,653	$1,101,090,963	$26,265,690	—
Derivatives:
Liabilities
Futures	$(33,504)	$(33,504)	—	—

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$82,968,457	$82,968,457	—	—
Consumer discretionary	193,190,296	173,258,888	$19,224,976	$706,432

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Trust (continued)
Consumer staples	$33,002,551	$33,002,551	—	—
Financials	31,573,383	31,573,383	—	—
Health care	209,866,337	199,185,682	$10,680,655	—
Industrials	68,590,542	68,590,542	—	—
Information technology	191,670,000	191,670,000	—	—
Preferred securities	21,578,382	—	—	$21,578,382
Exchange-traded funds	32,520,823	32,520,823	—	—
Short-term investments	62,598,202	48,998,202	13,600,000	—
Total investments in securities	$927,558,973	$861,768,528	$43,505,631	$22,284,814

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$29,873,873	$29,873,873	—	—
Consumer discretionary	14,656,263	12,216,819	$2,439,444	—
Consumer staples	47,912,703	44,411,276	3,501,427	—
Energy	57,044,492	52,432,964	4,611,528	—
Financials	90,190,378	83,980,629	6,209,749	—
Health care	89,317,902	88,738,075	579,827	—
Industrials	51,099,341	51,099,341	—	—
Information technology	14,211,776	14,211,776	—	—
Materials	60,685,328	50,815,866	9,869,462	—
Real estate	36,744,215	36,744,215	—	—
Utilities	26,081,302	26,081,302	—	—
Preferred securities	1,495,562	1,495,562	—	—
Corporate bonds	1,129,800	—	1,129,800	—
Short-term investments	37,659,241	37,659,241	—	—
Total investments in securities	$558,102,176	$529,760,939	$28,341,237	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$13,672,908	—	$13,672,908	—
Foreign government obligations	76,175,316	—	76,175,316	—
Corporate bonds	28,348,824	—	28,348,824	—
Convertible bonds	1,236,640	—	1,236,640	—
Municipal bonds	7,088,890	—	7,088,890	—
Term loans	14,497,382	—	14,497,382	—
Collateralized mortgage obligations	15,604,519	—	15,604,519	—
Asset backed securities	11,234,843	—	11,234,843	—
Preferred securities	35,960	$35,960	—	—
Exchange-traded funds	9,997,286	9,997,286	—	—
Short-term investments	21,596,933	21,524,935	71,998	—
Total investments in securities	$199,489,501	$31,558,181	$167,931,320	—
Derivatives:
Assets
Futures	$17,165	$17,165	—	—
Forward foreign currency contracts	532,603	—	$532,603	—
Swap contracts	2,183,832	—	2,183,832	—
Liabilities
Futures	(106,424)	(106,424)	—	—
Forward foreign currency contracts	(651,452)	—	(651,452)	—
Swap contracts	(1,479,730)	—	(1,479,730)	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$288,083,794	$288,083,794	—	—
Short-term investments	2,021,759	2,021,759	—	—
Total investments in securities	$290,105,553	$290,105,553	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$154,271,411	$132,635,468	$21,635,943	—
Consumer discretionary	188,505,214	134,394,422	54,110,792	—
Health care	13,550,036	13,550,036	—	—
Industrials	2,510,103	2,510,103	—	—
Information technology	599,033,603	562,716,562	36,317,041	—
Real estate	490,284	490,284	—	—
Preferred securities	1,053,121	—	—	$1,053,121
Exchange-traded funds	1,392,315	1,392,315	—	—
Term loans	981,166	—	981,166	—
Short-term investments	67,411,978	47,469,978	19,942,000	—
Total investments in securities	$1,029,199,231	$895,159,168	$132,986,942	$1,053,121

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,447,970,439	—	$2,447,970,439	—
Foreign government obligations	38,810,042	—	38,810,042	—
Corporate bonds	3,353,758,065	—	3,353,758,065	—
Municipal bonds	166,238,059	—	166,238,059	—
Collateralized mortgage obligations	601,496,848	—	601,496,848	—
Asset backed securities	758,876,103	—	758,876,103	—
Common stocks	1,314,221	$1,314,221	—	—
Preferred securities	7,227,114	7,227,114	—	—
Short-term investments	163,320,988	14,229,988	149,091,000	—
Total investments in securities	$7,539,011,879	$22,771,323	$7,516,240,556	—
Derivatives:
Liabilities
Futures	$(491,780)	$(491,780)	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$183,806,049	—	$183,806,049	—
Municipal bonds	8,498,720	—	8,498,720	—
Collateralized mortgage obligations	3,531,801	—	3,531,801	—
Short-term investments	5,188,000	$4,075,000	1,113,000	—
Total investments in securities	$201,024,570	$4,075,000	$196,949,570	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$11,459,915	$11,459,915	—	—
Consumer discretionary	65,824,798	65,801,516	$23,282	—
Consumer staples	16,832,129	16,832,129	—	—
Energy	9,381,447	9,381,447	—	—
Financials	72,319,238	72,318,326	—	$912
Health care	105,417,134	105,330,582	—	86,552
Industrials	74,702,792	74,702,792	—	—
Information technology	66,023,611	66,023,611	—	—
Materials	19,666,332	19,666,332	—	—
Real estate	32,559,223	32,559,223	—	—
Utilities	15,842,366	15,842,366	—	—
Rights	80,421	68,720	11,701	—
Short-term investments	51,266,533	37,108,533	14,158,000	—
Total investments in securities	$541,375,939	$527,095,492	$14,192,983	$87,464
Derivatives:
Assets
Futures	$90,437	$90,437	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,615,005	$2,615,005	—	—
Consumer discretionary	16,520,174	16,520,174	—	—
Consumer staples	4,362,253	4,362,253	—	—
Energy	4,381,730	4,381,730	—	—
Financials	19,327,116	19,326,533	—	$583
Health care	14,647,877	14,631,154	—	16,723
Industrials	22,913,149	22,913,149	—	—
Information technology	14,304,066	14,304,066	—	—
Materials	7,552,889	7,552,889	—	—
Real estate	2,216,183	2,216,183	—	—
Utilities	492,509	492,509	—	—
Preferred securities	102,774	102,774	—	—
Short-term investments	3,255,807	3,255,807	—	—
Total investments in securities	$112,691,532	$112,674,226	—	$17,306

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$7,620,623	$7,620,623	—	—
Consumer discretionary	67,041,234	61,100,374	$5,940,860	—
Consumer staples	2,382,422	2,382,422	—	—
Financials	19,895,050	19,895,050	—	—
Health care	88,273,444	88,273,444	—	—
Industrials	61,044,284	61,044,284	—	—
Information technology	68,454,229	68,454,229	—	—
Materials	2,610,778	2,610,778	—	—
Real estate	5,259,909	5,259,909	—	—
Preferred securities	2,479,887	—	—	$2,479,887
Exchange-traded funds	4,293,279	4,293,279	—	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Stock Trust (continued)
Short-term investments	$52,872,564	$47,672,564	$5,200,000	—
Total investments in securities	$382,227,703	$368,606,956	$11,140,860	$2,479,887

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$30,132,715	$30,132,715	—	—
Consumer staples	17,527,406	8,816,103	$8,711,303	—
Energy	13,559,564	13,559,564	—	—
Financials	62,520,707	62,520,707	—	—
Health care	12,814,452	12,814,452	—	—
Industrials	97,654,128	91,131,931	6,522,197	—
Information technology	30,969,071	30,969,071	—	—
Materials	23,180,710	23,180,710	—	—
Real estate	36,330,995	36,330,995	—	—
Utilities	10,814,628	10,814,628	—	—
Short-term investments	11,737,698	4,637,698	7,100,000	—
Total investments in securities	$347,242,074	$324,908,574	$22,333,500	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$122,387,853	$122,387,853	—	—
Short-term investments	7,184,838	7,184,838	—	—
Total investments in securities	$129,572,691	$129,572,691	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$681,150,549	$535,195,924	$145,954,625	—
Consumer discretionary	1,004,112,906	692,130,075	311,982,831	—
Consumer staples	690,347,906	372,960,424	317,387,482	—
Energy	186,141,682	111,292,572	74,849,110	—
Financials	1,000,628,240	591,768,441	408,859,154	$645
Health care	1,199,944,085	819,790,446	380,099,902	53,737
Industrials	962,123,056	551,967,627	410,155,429	—
Information technology	1,718,819,017	1,491,419,487	227,399,530	—
Materials	379,045,065	173,404,196	205,640,869	—
Real estate	287,731,408	203,534,026	84,197,382	—
Utilities	282,261,237	175,005,537	107,255,700	—
Preferred securities	15,556,276	—	15,556,276	—
Rights	49,910	42,638	7,272	—
Warrants	3,323	3,323	—	—
Short-term investments	318,547,665	128,203,912	190,343,753	—
Total investments in securities	$8,726,462,325	$5,846,718,628	$2,879,689,315	$54,382
Derivatives:
Assets
Futures	$1,416,527	$1,416,527	—	—
Liabilities
Futures	(1,359,610)	(1,359,610)	—	—

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$36,152,366	—	$36,152,366	—
Foreign government obligations	80,386,027	—	80,386,027	—
Corporate bonds	249,129,330	—	249,129,330	—
Convertible bonds	7,883,843	—	7,883,843	—
Capital preferred securities	5,981,325	—	5,981,325	—
Municipal bonds	1,276,322	—	1,276,322	—
Term loans	74,983	—	74,983	—
Collateralized mortgage obligations	9,906,158	—	9,906,158	—
Asset backed securities	12,057,614	—	12,057,614	—
Common stocks	7,784,218	$7,784,218	—	—
Preferred securities	20,011,473	15,449,313	4,562,160	—
Purchased options	314,156	—	314,156	—
Short-term investments	6,239,091	3,432,091	2,807,000	—
Total investments in securities	$437,196,906	$26,665,622	$410,531,284	—
Derivatives:
Assets
Futures	$122,792	$122,792	—	—
Forward foreign currency contracts	796,832	—	$796,832	—
Liabilities
Futures	(95,430)	(95,430)	—	—
Forward foreign currency contracts	(269,757)	—	(269,757)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$496,835,941	—	$496,835,941	—
Foreign government obligations	9,152,192	—	9,152,192	—
Corporate bonds	227,490,778	—	227,490,778	—
Municipal bonds	5,690,831	—	5,690,831	—
Collateralized mortgage obligations	19,285,936	—	19,285,936	—
Asset backed securities	333,900	—	333,900	—
Short-term investments	77,042,303	$77,042,303	—	—
Total investments in securities	$835,831,881	$77,042,303	$758,789,578	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$76,081,059	$76,080,797	$194	$68
Consumer discretionary	92,875,434	92,870,718	4,687	29
Consumer staples	51,129,590	51,129,590	—	—
Energy	15,999,522	15,999,397	—	125
Financials	71,844,127	71,844,005	—	122
Health care	98,629,206	98,610,639	—	18,567
Industrials	62,689,235	62,689,235	—	—
Information technology	193,862,660	193,862,660	—	—
Materials	16,715,586	16,715,391	—	195
Real estate	23,073,008	23,064,617	—	8,391
Utilities	19,499,640	19,499,640	—	—
Preferred securities	35,320	35,320	—	—
Rights	41,080	41,080	—	—
Warrants	146	132	—	14

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Short-term investments	$14,960,840	$7,210,840	$7,750,000	—
Total investments in securities	$737,436,453	$729,654,061	$7,754,881	$27,511
Derivatives:
Assets
Futures	$81,893	$81,893	—	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,769,020	—	$3,769,020	—
Corporate bonds	160,969,434	—	160,969,434	—
Municipal bonds	2,028,660	—	2,028,660	—
Collateralized mortgage obligations	4,817,820	—	4,817,820	—
Asset backed securities	60,620,599	—	60,620,599	—
Short-term investments	83,762,581	$16,724,142	67,038,439	—
Total investments in securities	$315,968,114	$16,724,142	$299,243,972	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred out of Level 3 since observable market data became available due to the increased market activity of these securities.
Mid Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-19	$4,166,029	$19,348,045	$23,514,074
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(1,907,606)	2,230,337	322,731
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,551,991)	—	(1,551,991)
Balance as of 9-30-20	$706,432	$21,578,382	$22,284,814
Change in unrealized at period end[1]	$183,461	$2,230,337	$2,413,798

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
Small Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-19	$1,125,780	$2,630,819	$3,756,599
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	108,986	(150,932)	(41,946)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,234,766)	—	(1,234,766)
Balance as of 9-30-20	—	$2,479,887	$2,479,887
Change in unrealized at period end[1]	—	$(150,932)	$(150,932)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios' Level 3 securities are outlined in the table below.
Mid Cap Stock Trust	Fair Value at 9-30-20	Valuation technique	Significant unobservable inputs	Input/Range*
Common stocks	$706,432	Transactions Indicative of Value	Prior/recent transactions	$24.53
	$706,432

Mid Cap Stock Trust	Fair Value at 9-30-20	Valuation technique	Significant unobservable inputs	Input/Range*
Preferred securities	$1,367,905	Transactions Indicative of Value Option Model	Adjusted prior/recent transactions Probability of default OPM - Volatility Discount	$12.52 30% 40% 10%
	12,003,577	Market Comparable	EV to revenue multiple Discount	2.03x - 2.06x (weighted average 2.05x) 17.5%
	4,275,831	Market Comparable	EV to revenue multiple Discount OPM - Volatility	3.77x - 6.25x (weighted average 4.75x) 25% 30% - 40% (weighted average 34%)
	2,305,149	Transactions Indicative of Value	Pending transaction	$9.11
	1,577,489	Transactions Indicative of Value	Prior/recent transactions	$24.53
	48,431	Recovery Value	Expected future value Discount	0.355 55%
	$21,578,382

Total	$22,284,814
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the portfolios' Level 3 securities as of September 30, 2020, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Adjusted prior/recent transactions or prior/recent transactions	Increase	Decrease
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Pending transaction	Increase	Decrease
Probability of default	Decrease	Increase
Investment in affiliated underlying funds. Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Growth Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	1,149,755	$35,112,410	$328,960,704	$(352,621,344)	$57,599	$(441)	$147,850	—	$11,508,928
Active Bond Trust
John Hancock Collateral Trust	649,065	$8,396,803	$105,375,942	$(107,290,899)	$15,160	$65	$56,752	—	$6,497,071
Blue Chip Growth Trust
John Hancock Collateral Trust	2,155,341	$22,232,407	$237,919,757	$(238,589,301)	$12,677	$(796)	$72,506	—	$21,574,744
Capital Appreciation Trust
John Hancock Collateral Trust	1,514,902	$16,001,464	$234,684,540	$(235,517,165)	$(3,987)	$(830)	$30,920	—	$15,164,022
Capital Appreciation Value Trust
John Hancock Collateral Trust	115,154	$9,357,920	$43,170,567	$(51,379,861)	$4,168	$(119)	$30,606	—	$1,152,675
Core Bond Trust
John Hancock Collateral Trust	1,025,003	$10,362,959	$140,391,438	$(140,506,773)	$12,995	$(437)	$31,800	—	$10,260,182
Disciplined Value International Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	473,744	$301,558	$68,783,964	$(64,349,171)	$6,027	$(243)	$49,466	—	$4,742,135
Emerging Markets Value Trust
John Hancock Collateral Trust	298,539	$2,739,712	$26,707,091	$(26,462,486)	$4,158	$(131)	$60,554	—	$2,988,344
Equity Income Trust
John Hancock Collateral Trust	782,760	$27,903,159	$192,069,097	$(212,145,731)	$8,226	$602	$149,915	—	$7,835,353
Financial Industries Trust
John Hancock Collateral Trust	—	$2,126,965	$16,451,095	$(18,578,382)	$312	$10	$2,608	—	—
Global Equity Trust
John Hancock Collateral Trust	—	$2,900,493	$8,517,165	$(11,414,160)	$(3,413)	$(85)	$1,938	—	—
Global Trust
John Hancock Collateral Trust	—	$5,792,264	$13,277,237	$(19,065,805)	$(3,845)	$149	$12,296	—	—
High Yield Trust
John Hancock Collateral Trust	578,240	$15,941,751	$43,265,811	$(53,421,550)	$1,410	$699	$41,097	—	$5,788,121
International Equity Index Trust
John Hancock Collateral Trust	2,013,468	$25,107,529	$125,358,793	$(130,323,995)	$12,267	$15	$180,540	—	$20,154,609
International Small Company Trust
John Hancock Collateral Trust	737,829	$7,757,392	$16,348,805	$(16,723,247)	$2,493	$149	$132,070	—	$7,385,592
Investment Quality Bond Trust
John Hancock Collateral Trust	164,020	$1,765,533	$22,339,935	$(22,467,093)	$3,439	$9	$7,034	—	$1,641,823
Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	—	$253,615	$5,900,762	$(6,153,430)	$(962)	$15	$883	—	—
Strategic Equity Allocation	1,405,877	30,233,735	4,144,018	(5,965,447)	599,721	(599,260)	—	—	$28,412,767
					$598,759	$(599,245)	$883	—	$28,412,767
Lifestyle Balanced Portfolio
Select Bond	34,130,258	$500,438,961	$76,037,118	$(104,979,496)	$3,332,932	$30,298,302	—	—	$505,127,817
Strategic Equity Allocation	25,268,697	510,455,981	30,152,618	(32,922,822)	4,332,052	(1,337,460)	—	—	510,680,369
					$7,664,984	$28,960,842	—	—	$1,015,808,186
Lifestyle Conservative Portfolio
Select Bond	11,875,682	$149,135,737	$35,119,666	$(19,801,553)	$511,251	$10,794,986	—	—	$175,760,087
Strategic Equity Allocation	2,174,723	37,283,934	17,636,787	(12,656,814)	(318,873)	2,006,118	—	—	43,951,152
					$192,378	$12,801,104	—	—	$219,711,239
Lifestyle Growth Portfolio
Select Bond	112,020,977	$1,820,552,437	$49,624,434	$(329,876,909)	$7,180,987	$110,429,511	—	—	$1,657,910,460
Strategic Equity Allocation	203,581,974	4,385,159,928	110,360,792	(377,877,139)	60,213,163	(63,465,040)	—	—	4,114,391,704
					$67,394,150	$46,964,471	—	—	$5,772,302,164
Lifestyle Moderate Portfolio
Select Bond	12,934,207	$186,255,957	$26,373,884	$(33,625,523)	$908,225	$11,513,718	—	—	$191,426,261
Strategic Equity Allocation	6,450,567	125,255,690	16,936,195	(13,222,856)	1,748,837	(351,899)	—	—	130,365,967
					$2,657,062	$11,161,819	—	—	$321,792,228
Managed Volatility Aggressive Portfolio

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth	710,506	$37,946,014	$832,072	$(14,012,428)	$1,101,217	$4,592,523	—	—	$30,459,398
Emerging Markets Equity	1,725,119	27,874,276	1,753,646	(8,966,810)	(212,407)	1,356,805	—	—	21,805,510
Equity Income	2,294,957	37,966,453	5,518,811	(7,798,003)	(4,892,196)	(1,534,368)	—	—	29,260,697
Fundamental Large Cap Core	548,447	38,647,447	2,184,416	(10,965,543)	(2,044,024)	2,534,247	—	—	30,356,543
Mid Cap Stock	451,766	14,394,408	1,336,401	(7,644,753)	352,259	3,122,385	—	—	11,560,700
Mid Value	1,265,552	14,404,232	2,248,292	(4,102,972)	(2,023,792)	547,823	—	—	11,073,583
Multifactor Developed International ETF	418,670	14,675,324	1,818,594	(3,670,454)	(483,986)	(968,401)	$99,408	—	11,371,077
Multifactor Emerging Markets ETF	380,081	11,954,155	1,773,079	(3,248,307)	(276,981)	(867,081)	69,343	—	9,334,865
Multifactor Large Cap ETF	417,479	22,097,218	1,388,250	(5,670,612)	323,214	(704,147)	152,203	—	17,433,923
Multifactor Mid Cap ETF	221,184	10,603,588	1,612,544	(3,312,363)	(74,488)	(508,339)	49,121	—	8,320,942
Multifactor Small Cap ETF	494,485	15,582,789	3,569,715	(5,208,945)	(1,150,665)	(737,350)	60,800	—	12,055,544
Small Cap Growth	206,043	5,070,866	541,615	(2,073,032)	(534,481)	1,025,236	—	—	4,030,204
Small Cap Value	313,834	5,070,866	2,282,329	(1,967,580)	(1,238,689)	(211,444)	—	—	3,935,482
Strategic Equity Allocation	3,104,828	80,085,844	4,592,035	(19,029,210)	1,089,674	(3,989,776)	—	—	62,748,567
					$(10,065,345)	$3,658,113	$430,875	—	$263,747,035
Managed Volatility Balanced Portfolio
Blue Chip Growth	5,376,773	$273,335,639	$11,596,177	$(105,254,612)	$13,436,824	$37,388,217	—	—	$230,502,245
Bond	43,366,942	838,413,777	30,530,025	(165,537,190)	6,411,844	17,011,498	$18,604,798	—	726,829,954
Core Bond	17,595,233	291,118,496	8,624,000	(64,997,040)	(1,915,745)	19,837,829	—	—	252,667,540
Emerging Markets Equity	13,651,951	203,286,380	8,141,192	(53,184,117)	1,165,645	13,151,556	—	—	172,560,656
Equity Income	17,850,664	274,551,879	33,648,081	(38,166,433)	(9,511,618)	(32,925,943)	—	—	227,595,966
Fundamental Large Cap Core	4,843,756	319,202,424	27,152,465	(93,390,715)	(9,186,189)	24,323,891	—	—	268,101,876
Mid Cap Stock	2,398,475	71,872,719	5,487,328	(36,816,294)	2,963,561	17,869,661	—	—	61,376,975
Mid Value	6,770,942	72,289,978	9,303,567	(16,619,580)	(5,495,172)	(233,054)	—	—	59,245,739
Multifactor Developed International ETF	3,740,544	119,482,650	7,327,355	(15,477,089)	(573,241)	(9,166,500)	917,319	—	101,593,175
Multifactor Emerging Markets ETF	3,007,431	86,878,572	6,579,965	(12,980,420)	(434,281)	(6,180,729)	568,202	—	73,863,107
Multifactor Large Cap ETF	3,398,215	165,193,272	11,364,598	(36,187,220)	9,489,370	(7,950,562)	1,280,299	—	141,909,458
Multifactor Mid Cap ETF	2,533,376	111,296,793	15,531,613	(28,184,196)	4,411,394	(7,749,999)	579,919	—	95,305,605
Multifactor Small Cap ETF	2,963,015	86,268,985	18,263,374	(23,597,724)	(4,311,215)	(4,385,114)	380,637	—	72,238,306
Select Bond	125,303,315	2,136,770,019	40,549,179	(448,791,804)	3,556,678	122,404,990	—	—	1,854,489,062
Small Cap Growth	1,628,890	38,019,173	3,079,175	(14,189,038)	(3,325,711)	8,277,490	—	—	31,861,089
Small Cap Value	2,427,599	38,177,292	12,080,909	(8,890,325)	(5,053,582)	(5,872,204)	—	—	30,442,090

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	62,964,217	$1,498,762,188	$89,463,573	$(301,168,887)	$49,038,675	$(63,588,722)	—	—	$1,272,506,827
					$50,667,237	$122,212,305	$22,331,174	—	$5,673,089,670
Managed Volatility Conservative Portfolio
Blue Chip Growth	466,675	$22,557,952	$2,645,088	$(10,059,650)	$228,229	$4,634,732	—	—	$20,006,351
Bond	12,204,515	225,133,616	6,523,481	(34,683,926)	1,936,701	5,637,796	$5,283,928	—	204,547,668
Core Bond	4,937,982	78,045,847	789,307	(13,204,408)	(245,240)	5,523,922	—	—	70,909,428
Emerging Markets Equity	762,578	10,723,887	2,018,425	(4,108,314)	298,697	706,290	—	—	9,638,985
Equity Income	1,571,101	22,602,382	6,551,071	(5,803,031)	(1,448,124)	(1,870,766)	—	—	20,031,532
Fundamental Large Cap Core	353,706	22,239,215	4,850,299	(9,063,786)	(730,792)	2,282,696	—	—	19,577,632
Multifactor Developed International ETF	16,624	500,625	95,834	(108,863)	(1,970)	(34,118)	4,089	—	451,508
Multifactor Emerging Markets ETF	164,593	4,478,896	1,145,954	(1,274,602)	(12,816)	(294,995)	31,379	—	4,042,437
Multifactor Large Cap ETF	251,279	11,514,931	2,056,196	(3,374,200)	190,272	106,212	95,331	—	10,493,411
Multifactor Mid Cap ETF	340,034	14,017,009	4,380,258	(5,462,215)	(98,021)	(44,952)	78,300	—	12,792,079
Multifactor Small Cap ETF	314,252	8,533,062	3,889,279	(4,026,067)	(652,514)	(82,296)	40,731	—	7,661,464
Select Bond	35,208,057	573,521,345	3,263,962	(93,147,140)	1,829,891	35,611,183	—	—	521,079,241
Strategic Equity Allocation	4,440,148	99,440,287	16,064,933	(26,395,666)	3,504,459	(2,878,612)	—	—	89,735,401
					$4,798,772	$49,297,092	$5,533,758	—	$990,967,137
Managed Volatility Growth Portfolio
Blue Chip Growth	7,644,092	$414,427,942	$8,059,748	$(163,195,091)	$22,692,159	$45,717,470	—	—	$327,702,228
Bond	29,691,996	609,737,585	40,837,352	(167,333,721)	6,430,298	7,966,340	$12,844,590	—	497,637,854
Core Bond	12,075,807	212,118,572	14,222,994	(64,938,285)	(1,679,521)	13,684,823	—	—	173,408,583
Emerging Markets Equity	26,217,079	420,014,909	4,885,066	(114,807,336)	1,798,056	19,493,184	—	—	331,383,879
Equity Income	25,284,956	415,706,474	35,803,789	(62,441,044)	(25,148,916)	(41,537,117)	—	—	322,383,186
Fundamental Large Cap Core	7,659,352	538,134,696	27,251,249	(158,129,624)	(18,490,233)	35,179,026	—	—	423,945,114
Mid Cap Stock	4,876,671	157,444,151	10,990,926	(85,428,350)	6,949,228	34,838,063	—	—	124,794,018
Mid Value	13,784,772	158,196,399	14,561,745	(38,228,676)	(18,849,735)	4,937,022	—	—	120,616,755
Multifactor Developed International ETF	7,657,780	262,871,976	7,624,911	(38,522,838)	(2,741,859)	(21,246,885)	1,865,812	—	207,985,305
Multifactor Emerging Markets ETF	5,748,972	178,515,441	6,179,472	(27,785,656)	(1,610,754)	(14,102,601)	1,086,513	—	141,195,902
Multifactor Large Cap ETF	5,328,764	278,526,261	9,173,822	(64,005,398)	16,126,545	(17,292,045)	1,996,196	—	222,529,185
Multifactor Mid Cap ETF	4,121,705	194,821,431	21,016,762	(52,965,454)	5,026,847	(12,841,044)	938,419	—	155,058,542
Multifactor Small Cap ETF	5,813,198	181,185,595	30,916,099	(50,810,673)	(9,658,516)	(9,906,738)	738,119	—	141,725,767
Select Bond	86,285,785	1,562,212,801	87,655,627	(456,776,894)	6,702,632	77,235,452	—	—	1,277,029,618
Small Cap Growth	2,681,041	64,919,229	2,972,053	(22,826,924)	(6,099,576)	13,476,383	—	—	52,441,165

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	4,022,804	$67,289,588	$21,332,954	$(19,445,491)	$(12,182,415)	$(6,548,678)	—	—	$50,445,958
Strategic Equity Allocation	103,845,233	2,660,599,437	71,489,724	(570,747,185)	122,367,161	(184,996,981)	—	—	2,098,712,156
					$91,631,401	$(55,944,326)	$19,469,649	—	$6,668,995,215
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,392,916	$69,243,569	$3,961,337	$(26,979,667)	$2,747,083	$10,741,991	—	—	$59,714,313
Bond	15,149,417	288,323,130	8,603,394	(51,663,042)	2,224,381	6,416,361	$6,513,116	—	253,904,224
Core Bond	6,152,715	100,017,684	2,187,784	(20,212,141)	(477,403)	6,837,064	—	—	88,352,988
Emerging Markets Equity	2,559,010	37,178,650	2,353,383	(10,074,416)	456,862	2,431,409	—	—	32,345,888
Equity Income	4,655,683	69,451,100	9,788,284	(9,454,530)	(5,220,933)	(5,203,958)	—	—	59,359,963
Fundamental Large Cap Core	1,183,166	76,140,670	7,374,211	(22,359,906)	(1,915,013)	6,248,291	—	—	65,488,253
Mid Cap Stock	646,996	18,948,306	1,342,946	(9,433,867)	945,201	4,754,049	—	—	16,556,635
Mid Value	1,829,858	19,030,342	2,852,627	(4,494,371)	(2,051,391)	674,054	—	—	16,011,261
Multifactor Developed International ETF	566,378	17,717,938	1,360,591	(2,325,196)	(48,131)	(1,322,376)	139,653	—	15,382,826
Multifactor Emerging Markets ETF	567,105	15,984,110	1,569,148	(2,445,512)	(60,779)	(1,118,755)	107,008	—	13,928,212
Multifactor Large Cap ETF	831,306	39,451,332	3,202,208	(8,490,781)	560,814	(8,234)	315,079	—	34,715,339
Multifactor Mid Cap ETF	335,890	14,405,789	2,204,887	(3,651,461)	(85,654)	(237,379)	77,350	—	12,636,182
Multifactor Small Cap ETF	416,125	11,818,604	2,673,970	(3,259,149)	(581,657)	(506,640)	53,855	—	10,145,128
Select Bond	43,825,933	735,358,416	8,246,162	(139,844,486)	1,313,588	43,550,124	—	—	648,623,804
Small Cap Growth	390,056	8,875,311	786,161	(3,249,941)	(664,309)	1,882,266	—	—	7,629,488
Small Cap Value	583,504	8,897,554	3,359,111	(2,446,744)	(1,289,847)	(1,202,930)	—	—	7,317,144
Strategic Equity Allocation	14,985,425	348,104,722	24,183,679	(67,708,052)	6,290,521	(8,015,427)	—	—	302,855,443
					$2,143,333	$65,919,910	$7,206,061	—	$1,644,967,091
Mid Cap Index Trust
John Hancock Collateral Trust	2,002,171	$49,737,656	$298,972,612	$(328,740,950)	$69,416	$2,794	$211,974	—	$20,041,528
Mid Cap Stock Trust
John Hancock Collateral Trust	4,894,974	$76,002,767	$481,995,863	$(509,050,556)	$47,363	$2,765	$582,635	—	$48,998,202
Mid Value Trust
John Hancock Collateral Trust	3,143,239	$62,363,194	$218,106,090	$(249,013,361)	$9,995	$(2,414)	$114,734	—	$31,463,504
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	—	—	$1,988,750	$(1,988,710)	$(40)	—	$96	—	—
Real Estate Securities Trust
John Hancock Collateral Trust	—	—	$10,703,292	$(10,705,171)	$1,879	—	$16,293	—	—
Science & Technology Trust
John Hancock Collateral Trust	1,805,161	$42,032,279	$293,473,465	$(317,445,840)	$6,198	$3,384	$93,065	—	$18,069,486
Select Bond Trust
John Hancock Collateral Trust	1,421,591	$190,322,173	$1,190,103,035	(1,366,287,978)	$92,052	$706	$317,298	—	$14,229,988

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Term Government Income Trust
John Hancock Collateral Trust	407,097	—	$21,874,250	$(17,803,738)	$4,488	—	$3,259	—	$4,075,000
Small Cap Index Trust
John Hancock Collateral Trust	3,707,183	$2,861,808	$147,180,390	$(112,927,583)	$(3,776)	$(2,306)	$433,092	—	$37,108,533
Small Cap Opportunities Trust
John Hancock Collateral Trust	229,498	$2,239,790	$29,772,194	$(29,718,577)	$3,933	$(83)	$39,709	—	$2,297,257
Small Cap Stock Trust
John Hancock Collateral Trust	4,762,541	$29,586,924	$207,535,368	$(189,459,330)	$10,959	$(1,357)	$209,564	—	$47,672,564
Small Cap Value Trust
John Hancock Collateral Trust	463,311	$13,393,947	$100,688,386	$(109,447,239)	$2,536	$68	$23,939	—	$4,637,698
Small Company Value Trust
John Hancock Collateral Trust	607,320	$11,047,283	$49,831,684	$(54,804,813)	$4,321	$740	$110,720	—	$6,079,215
Strategic Equity Allocation Trust
John Hancock Collateral Trust	12,807,712	$228,993,780	$1,199,053,421	(1,299,958,548)	$108,553	$6,706	$1,280,622	—	$128,203,912
Strategic Income Opportunities Trust
John Hancock Collateral Trust	342,870	$4,054,538	$35,910,528	$(36,533,178)	$184	$19	$8,862	—	$3,432,091
Total Bond Market Trust
John Hancock Collateral Trust	774,286	$6,884,643	$71,167,173	$(70,335,189)	$33,675	$222	$72,099	—	$7,750,524
Total Stock Market Index Trust
John Hancock Collateral Trust	720,371	$15,859,493	$49,401,951	$(58,061,995)	$10,898	$493	$137,379	—	$7,210,840
Ultra Short Term Bond Trust
John Hancock Collateral Trust	451,995	$3,347,366	$42,179,248	$(41,007,892)	$6,058	$(354)	$10,174	—	$4,524,426
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	68,800	$1,465,629	—	$(56,535)	$17,339	$(469,521)	$36,893	—	$956,912
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Trust
Acerta Pharma BV, Class B	2-8-16	$128,018	4,276,305	—	—	4,276,305	0.1%	$483,222
Doximity, Inc.	4-10-14	152,390	31,611	—	—	31,611	0.1%	510,834
JAND, Inc., Class A	4-23-15	170,752	14,867	—	—	14,867	0.1%	364,696
JAND, Inc., Series D	4-23-15	381,289	33,198	—	—	33,198	0.3%	814,367
								$2,173,119
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%*	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%*	25,841
New Cotai, Inc., Class B	4-12-13	—	3	—	—	3	0.0%	—

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
								$26,007
Mid Cap Stock Trust
Coupang LLC	11-20-14	$3,902,615	707,162	—	—	707,162	0.7%	$6,548,320
DraftKings, Inc.	12-4-14	1,361,264	377,800	2,294	(50,600)	329,494	2.2%	19,224,976
Essence Group Holdings Corp.	5-1-14	2,731,549	1,663,188	—	—	1,663,188	0.6%	5,455,257
JAND, Inc., Class A	4-23-15	345,543	28,798	—	—	28,798	0.1%	706,432
JAND, Inc., Series D	4-23-15	771,614	64,307	—	—	64,307	0.2%	1,577,489
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,690,134
MarkLogic Corp., Series F	4-27-15	2,909,989	253,035	—	—	253,035	0.3%	2,305,149
The Honest Company, Inc., Series C	8-20-14	2,080,622	75,561	—	—	75,561	0.3%	2,585,697
The We Company, Inc., Series D1	12-8-14	1,983,758	92,333	—	—	92,333	0.1%	728,507
The We Company, Inc., Series D2	12-8-14	1,700,068	81,039	—	—	81,039	0.1%	639,398
								$41,461,359
Science & Technology Trust
Airbnb, Inc., Series E	7-14-15	$802,846	8,624	—	—	8,624	0.1%	$665,514
DiDi Chuxing, Inc.	10-19-15	260,905	9,513	—	—	9,513	0.0%*	387,607
								$1,053,121
Small Cap Stock Trust
DraftKings, Inc.	7-13-15	$1,082,781	116,748	709	(15,637)	101,820	1.8%	$5,940,860
MarkLogic Corp., Series F	4-27-15	1,781,885	153,423	—	—	153,423	0.4%	1,397,684
The Honest Company, Inc., Series D	8-3-15	1,233,280	26,954	—	—	26,954	0.3%	1,082,203
								$8,420,747
*	Less than 0.05%.
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.